As filed with the Securities and Exchange Commission on April 30, 2012

Registration No. 33-83560

811-8750

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 37

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 38

SEPARATE ACCOUNT VA BNY

(Exact Name of Registrant)

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Name of Depositor)

440 Mamaroneck Avenue

Harrison, NY 10528

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code

(319) 355-8330

Darin D. Smith, Esquire

Transamerica Financial Life Insurance Company

4333 Edgewood Road, N.E.

Cedar Rapids, Iowa 52499

(Name and Address of Agent for Service)

Copy to:

Frederick R. Bellamy, Esquire

Sutherland Asbill and Brennan L.L.P.

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004-2415

Title of Securities Being Registered:    Flexible Premium Variable Annuity Policies

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☒ on May 1, 2012 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a) (1) if Rule 485.

☐ on                      pursuant to paragraph (a) (1) if Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

2

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA BNY

By

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Prospectus

May 1, 2012

This flexible premium deferred annuity policy has many investment choices. There is a separate account that currently provides a means of investing in various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company. You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

An optional Premium EnhancementSM Rider is available at the time you purchase your policy. If you elect this rider, the Company will add a credit to your policy value for each premium payment that you make. There is an extra charge for this rider. Generally, an annuity with a premium enhancement will have higher overall expenses than a similar annuity without a premium enhancement; the amount credited under the premium enhancement may be more than offset by the additional fees and charges associated with the Premium EnhancementSM Rider. You should always consider the expenses along with the features and enhancements to be sure that any annuity meets your financial needs and goals.

This prospectus and the underlying fund prospectuses give you important information about the policies and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Transamerica LandmarkSM NY Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2012. Please call us at (800) 525-6205 or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. More information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-732-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the policies, fixed account, and separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The subaccounts available under this policy invest in underlying funds of the Portfolio companies listed below:

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AMERICAN FUNDS INSURANCE SERIES® TRUST

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

GE INVESTMENTS FUNDS, INC.

JPMORGAN INSURANCE TRUST

MFS® VARIABLE INSURANCE TRUST

TRANSAMERICA SERIES TRUST

For a complete list of the available subaccounts, please refer to “Appendix - Portfolios Associated with the Subaccounts”. For more information on the underlying funds, please refer to the prospectus for the underlying fund.

TABLE OF CONTENTS continued

TABLE OF CONTENTS continued

APPENDIX

5 FOR LIFESM WITH GROWTH RIDER - NO LONGER AVAILABLE FOR NEW SALES	169

APPENDIX

INCOME SELECTSM FOR LIFE RIDER - NO LONGER AVAILABLE FOR NEW SALES	178

APPENDIX

RETIREMENT INCOME CHOICESM RIDER - NO LONGER AVAILABLE FOR NEW SALES	189

APPENDIX

RETIREMENT INCOME CHOICESM WITH DOUBLE INITIAL WITHDRAWAL BASE BENEFIT RIDER - NO LONGER AVAILABLE FOR NEW SALES	202

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR NEW SALES	216

GLOSSARY OF TERMS?>

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuitize (Annuitization) — When you switch from the accumulation phase to the income phase and we begin to make annuity payments to you (or your designee).

Annuity Commencement Date — The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Cash Value — The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider.

Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and before the annuity commencement date is the person designated as the owner in the information that we require to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolio.

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

You (Your) — the owner of the policy.

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.	THE ANNUITY POLICY

The flexible premium deferred variable annuity policy offered by Transamerica Financial Life Insurance Company (the Company, we, us, or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of the Company. The policy is intended to accumulate money for retirement or other long-term investment purposes.

This policy currently offers subaccounts that are listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus. Each subaccount invests exclusively in shares of one of the underlying fund portfolios. The policy value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all policy value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that the Company guarantees.

The policy, like all deferred annuity policies, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the policy. The income phase occurs when you annuitize and begin receiving regular annuity payments from your policy. The money you can accumulate during the accumulation phase will largely determine the payments you receive during the income phase.

2.	PURCHASE

The initial premium payment for nonqualified policies must be at least $5,000 or more, and at least $1,000 for qualified policies, under most circumstances. You must obtain prior Company approval to purchase a policy with an amount less than the stated minimum. You can generally add as little as $50 at any time during the accumulation phase.

3.	INVESTMENT CHOICES

You can allocate your premium payments to one of several underlying fund portfolios listed in the “Appendix – Portfolios Associated with the Subaccounts” in this prospectus and described in the underlying fund prospectuses. Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 12 transfers per policy year and to impose restrictions and limitations on transfers.

4.	PERFORMANCE

The value of the policy will vary up or down depending upon the investment performance of the subaccounts you choose.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and expense examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

No deductions are made from premium payments at the time you buy the policy so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 8% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges from the assets in each subaccount during the accumulation phase, at an annual rate (as a percentage of the subaccount’s value) that depends on the death benefit option that you select, as follows:

•	1.30% if you choose the Return of Premium Death Benefit

•	1.45% if you choose the Annual Step-Up Death Benefit

During the accumulation phase, we deduct an annual service charge of no more than $30 from the policy value on each policy anniversary and at the time of surrender. The charge is waived if either the policy value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon full surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

If you elect the Premium EnhancementSM Rider, then there is a fee equal to an annual rate of 0.45% of the daily net asset value in the subaccounts.

We deduct a daily fund facilitation fee from the assets in certain investment choices at an annual rate (as a percentage of the subaccount’s value) as follows:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose the American Funds -Bond Fund - Class 2

•	0.30% if you choose the American Funds -Growth Fund - Class 2

•	0.30% if you choose the American Funds -Growth-Income Fund - Class 2

•	0.30% if you choose theAmerican Funds -International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose theFranklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

If you elect the Living Benefits Rider, then there is an annual rider fee during the accumulation phase of 0.90% of the “principal back” total withdrawal base on each anniversary (“rider anniversary”) of the date the rider was elected.

If you elect the Retirement Income ChoiceSM 1.2 Rider, there is an annual rider fee during the accumulation phase of 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base charged quarterly if you elect the Open Allocation option, and 0.70% to 1.55% (0.45% to 1.40% for riders issued prior to December 12, 2011) on an annual basis if you elect the Designated Allocation option depending on what designated investment options you choose. For each additional option you elect with the rider, you will be charged a quarterly fee during the accumulation phase that is also a percentage of the withdrawal base; this fee is in addition to the rider fee for the base benefit.

If you elect the Income LinkSM Rider, there is an annual rider fee of 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Retirement Income MaxSM Rider, there is an annual rider fee of 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase.

If you elect the Liquidity Rider, then there is a fee equal to an annual rate of 0.50% of the daily net asset value in the subaccounts. This fee is only charged for the first four years.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.	ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified policies).

You may generally take out up to the free amount free of surrender charges. Amounts surrendered in excess of this free amount may be subject to surrender charges. You may have to pay income tax and a tax penalty on any money you take out.

Access to amounts held in qualified policies may be restricted or prohibited by law or regulation or the terms of the policy.

Partial surrenders will reduce your policy value. Depending on its amount and timing, a partial surrender may considerably reduce or eliminate some of the benefits and guarantees provided by your Policy. You should carefully consider whether a partial surrender under a particular circumstance will have a negative impact to your benefits or guarantees. The impact of partial and full surrenders (generally) on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

The policy allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, then the dollar amount of your annuity payments may go up or down.

8.	DEATH BENEFIT

If the sole annuitant dies before the income phase begins, then the beneficiary will generally receive a death benefit. If the owner is not the annuitant, then no death benefit is paid if the owner dies; however required distribution rules require that the policy value be distributed upon the death of any owner.

Naming different persons as owner and annuitant can affect to whom and whether amounts will be paid. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

When you purchase a policy you may generally choose an optional guaranteed minimum death benefit:

•	Annual Step-Up Death Benefit

Charges are lower if you do not choose an optional guaranteed minimum death benefit.

After the policy is issued, a guaranteed minimum death benefit cannot be added, and the death benefit cannot be changed.

The death benefit is paid first to a surviving owner, if any; it is paid only to the beneficiary if there is no surviving owner.

9.	TAXES

Earnings, if any, are generally not taxed until taken out. If you take money out of a nonqualified policy during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. For nonqualified and certain qualified policies, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income. For qualified policies, payments during the income phase are, in many cases, considered as all taxable income. If you are younger than 59 1/2 when you take money out, you may incur a 10% federal penalty tax on the taxable earnings.

10.	ADDITIONAL FEATURES

This policy has additional features that might interest you. These features may not be available for all policies, may vary for certain policies, may not each be available in combination with other optional benefits under the policy, and may not be suitable for your particular situation.

These features include, but are not limited to, the following:

•

You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your policy is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•

Under certain medically related circumstances, you may surrender all or part of the policy value without any surrender charge. This feature is called the “Nursing Care and Terminal Condition Withdrawal Option.”

•

You can arrange to automatically transfer money (at least $500 per transfer) monthly or quarterly from certain investment choices into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•

We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the policy value among the various subaccounts. This feature is called “Asset Rebalancing.”

•

You may elect to purchase an optional rider which provides you with a guaranteed minimum accumulation benefit and a guaranteed lifetime withdrawal benefit. This feature is called the “Living Benefits Rider.” If you elect this rider, we will monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts back and forth between investment choices that we designate and the variable investment choices that you have selected. Because of this, your ability to keep funds invested in certain of your investment choices is subject to the mathematical model that we use to determine when to make transfers to certain investment options as described in this prospectus. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income ChoiceSM 1.2 Rider.” If you elect the Retirement Income ChoiceSM 1.2 Rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option and meet other conditions. (See “Retirement Income ChoiceSM 1.2 - Allocation Options and Restrictions”.) If you choose the Open Allocation option, your ability to keep funds invested in certain of your investment choices is subject to the mathematical model that we use to determine when to make transfers to certain investment options as described in this prospectus. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage. This feature is called the “Income LinkSM Rider.” If you elect the Income LinkSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Income LinkSM Rider - Designated Investment Options”.) You may lose the benefit of this rider if you take any withdrawal that is not an Income LinkSM rider systematic withdrawal. There is an extra charge for this rider.

•

You may elect to purchase an optional rider which provides you with a guaranteed lifetime withdrawal benefit. This feature is called the “Retirement Income MaxSM Rider.” If you elect the Retirement Income MaxSM Rider, you must allocate 100% of your policy value to one or more “designated investment option(s).” (See “Retirement Income MaxSM - Designated Investment Options”.) The designated investment options differ from the designated investment options for the other guaranteed lifetime withdrawal benefits. You may lose the benefit of this rider if you take “excess” withdrawals. There is an extra charge for this rider.

•

You may elect an optional rider that reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase your policy. This feature is called the “Liquidity Rider.” There is an extra charge for this rider.

•

You may elect to purchase an optional rider in which the initial premium payment and each subsequent premium payment will receive a premium enhancement that is added to your policy value. You may only elect this rider at the time you purchase your policy (age limitations may apply). This feature is called the Premium EnhancementSM Rider. There is an extra charge for this rider.

11.	OTHER INFORMATION

Right to Cancel Period. You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account; if state law requires, we will refund your original premium payment(s). The policy will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this policy will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the Policy? This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this policy if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this policy, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, the guaranteed level of certain charges, and additional features, make this policy appropriate for your needs.

Old Policies. This prospectus generally describes policies issued after the date of this prospectus. See “Appendix - Policy Variations” for information on how older policies have different features and requirements, and sometimes different fees and deductions.

Financial Statements. Financial Statements for the Company and the subaccounts are in the SAI. Condensed financial information for the subaccounts (those in operation by year end December 31, 2011) are in “Appendix – Condensed Financial Information” to this prospectus and the SAI.

12.	INQUIRIES

If you need more information or want to make a transaction, please contact us at:

Transamerica Financial Life Insurance Company

Administrative and Service Office

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

(800) 525-6205

You may check your policy at www.transamericaannuities.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your policy. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line (or telephone) options may be available and could be made by anyone who knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY POLICY FEE TABLE AND EXPENSE EXAMPLES

The following describes the fees and expenses that you will pay when buying, owning, and surrendering the policy. Please be certain to review the notes following the fee table and expense examples for further information about the fees and charges presented. The order of the notes follows the order in which the fees and charges under the policy are presented in the fee tables and the expense examples.

The fee table applies only to the accumulation phase and reflects the maximum charges unless otherwise noted. During the income phase the fees may be different than those described in the Fee Table. See section “5. Expenses”.

The first section describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between investment choices. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Policy Owner Transaction Expenses:

Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered) Base Policy	8%
Transfer Fee	$0 - $10
Special Service Fee	$0 - $25

The next section describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses. (All fees are maximum for purchases made while this prospectus is effective unless otherwise noted.)

Annual Service Charge	$0 - $30 per policy

Separate Account Annual Expenses (as a percentage, annually, of average separate account value):

Base Separate Account Expenses:
Mortality and Expense Risk Fee	1.15%
Administrative Charge	0.15%
Total Base Separate Account Annual Expenses	1.30%

Optional Separate Account Expenses: (You may only elect one of the guaranteed minimum death benefits listed below)

Annual Step-Up Death Benefit	0.15%
Liquidity Rider	0.50%
Fund Facilitation Fee	0.30%
Premium EnhancementSM Rider	0.45%
Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses	2.25%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees: (You may only elect one of the optional riders listed below)
Living Benefits Rider (annual charge, a % of Total Withdrawal Base)	0.90%
Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):

(for riders issued on or after December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	2.00%
Base Benefit Open Allocation Option (Current)	1.25%
Base Benefit Designated Allocation Group A (Maximum)	2.30%
Base Benefit Designated Allocation Group A (Current)	1.55%
Base Benefit Designated Allocation Group B (Maximum)	1.85%
Base Benefit Designated Allocation Group B (Current)	1.10%
Base Benefit Designated Allocation Group C (Maximum)	1.45%
Base Benefit Designated Allocation Group C (Current)	0.70%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.55%

Current Total Retirement Income ChoiceSM 1.2 Rider Fee (Single Life) with Highest Combination of Benefits and Allocation Options	1.80%

Retirement Income ChoiceSM 1.2 Rider (annual charge, a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit Open Allocation Option (Maximum)	1.95%
Base Benefit Open Allocation Option (Current)	1.20%
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.2 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Single Life) with Highest Combination of Benefits and Allocation Options	2.40%

Current Total Retirement Income ChoiceSM 1.2 Rider Fee (Single Life) with Highest Combination of Benefits and Allocation Options	1.65%

Income LinkSM Rider (annual charge a - % of withdrawal base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued on or after December 12, 2011)
Base Benefit (Maximum)	2.00%
Base Benefit (Current)	1.25%

Retirement Income MaxSM Rider (annual charge a % of withdrawal base):
(for riders issued before December 12, 2011)
Base Benefit (Maximum)	1.75%
Base Benefit (Current)	1.00%

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales
5 for Life Rider (annual charge, a % of Total Withdrawal Base)	0.60%
5 for Life with Growth (with additional death benefit)	0.85%
5 for Life with Growth (without additional death benefit)	0.60%

Income Select for Life - Single and Joint Life Option (annual charge, a % of Total Withdrawal Base)
Base Benefit (Single Life)	0.40%
Base Benefit (Joint Life)	0.60%
Additional Benefits available with Income Select for Life Rider
Growth Benefit (Single Life)	0.25%
Growth Benefit (Joint Life)	0.50%
Death Benefit (Single Life)	0.25%
Death Benefit (Joint Life)	0.20%
Total Income Select for Life Rider (Single Life) Fees with Highest Combination of Benefits	0.90%
Total Income Select for Life Rider (Joint Life) Fees with Highest Combination of Benefits	1.30%

Retirement Income ChoiceSM Rider - Single Life Option (annual charge - a % of Withdrawal Base)
Base Benefit (Maximum)	1.35%
Base Benefit (Current)	0.60%
Additional Benefits available with the Retirement Income ChoiceSM Rider:
Death Benefit	0.25%
Maximum Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	1.60%

Current Total Retirement Income ChoiceSM Rider Fees (Single Life) with Highest Combination of Benefits	0.85%

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider - Single Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%

Additional Benefits available with the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.25%
Maximum Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.90%

Current Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Single Life) with Highest Combination of Benefits	1.15%

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider - Joint Life Option (annual charge - a % of Withdrawal Base):
Base Benefit (Maximum)	1.65%
Base Benefit (Current)	0.90%
Additional Benefits available with the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider:
Death Benefit	0.20%
Maximum Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.85%

Current Total Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Fees (Joint Life) with Highest Combination of Benefits	1.10%

Retirement Income ChoiceSM 1.4 Rider (annual charge, a % of withdrawal base):
Base Benefit Designated Allocation Group A (Maximum)	2.15%
Base Benefit Designated Allocation Group A (Current)	1.40%
Base Benefit Designated Allocation Group B (Maximum)	1.75%
Base Benefit Designated Allocation Group B (Current)	1.00%
Base Benefit Designated Allocation Group C (Maximum)	1.20%
Base Benefit Designated Allocation Group C (Current)	0.45%
Additional Benefits available with the Retirement Income ChoiceSM 1.4 Rider:
Death Benefit (Single Life Option)	0.25%
Death Benefit (Joint Life Option)	0.20%
Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	2.40%

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits	1.65%

The next section shows the lowest and highest total operating expenses charged by the underlying fund portfolios for the year ended December 31, 2011 (before any fee waiver or expense reimbursements). Expenses may be higher or lower in future years. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Operating Expenses (Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses):

Lowest Gross	0.53%
Highest Gross	2.25%

The following Example is intended to help you compare the cost of investing in the policy with the cost of investing in other variable annuity policies. These costs include policy owner transaction expenses, policy fees, separate account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the policy for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the highest fees and expenses of any of the portfolios for the year ended December 31, 2011, and the base policy with the combination of available optional features or riders with the highest fees and expenses, including the Highest Fund Facilitation Fee, Annual Step-Up Death Benefit and Retirement Income ChoiceSM 1.2 Rider - Single Life Option with additional Death Benefit. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Examples (Highest Gross):

If the policy is surrendered at the end of the applicable time period (without Liquidity Rider):

1 Year	$1314
3 Years	$2429
5 Years	$3478
10 Years	$6204

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (without Liquidity Rider):

1 Year	$594
3 Years	$1799
5 Years	$3028
10 Years	$6204

If the policy is surrendered at the end of the applicable time period (with Liquidity Rider):

1 Year	$1363
3 Years	$2568
5 Years	$3200
10 Years	$6335

If the policy is annuitized at the end of the applicable time period or if you do not surrender your policy (with Liquidity Rider):

1 Year	$643
3 Years	$1938
5 Years	$3200
10 Years	$6335

Please remember that the Example is an illustration and does not represent past or future expenses. Your actual expenses may be lower or higher than those reflected in the Example. Similarly, your rate of return may be more or less than the 5% assumed in the Example.

For information concerning compensation paid for the sale of the policies, see “Distributor of the Policies.”

NOTES TO FEE TABLE AND EXPENSE EXAMPLES

Policy Owner Transaction Expenses:

Maximum Surrender Charge: The surrender charge, if any is imposed, applies to each premium, regardless of how policy value is allocated among the investment choices. The surrender charge decreases based on the number of years since the premium payment was made.

Transfer Fee: The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the investment choices. There is no fee for the first 12 transfers per policy year. For additional transfers, the Company may charge a fee of $10 per transfer.

Special Service Fees: We may deduct a charge for special services, such as overnight delivery.

Annual Service Charge:

Annual Service Charge: The annual service charge is assessed on each policy anniversary and at surrender. The charge is waived if your policy value, or the sum of your premiums less all partial surrenders, is at least $50,000.

Separate Account Annual Expenses:

Mortality and Expense Risk Fee: The mortality and expense risk fee shown is for the accumulation phase with the base death benefit.

Optional Separate Account Expenses: Any optional separate account expense is in addition to the mortality and expense risk and administrative fees.

Fund Facilitation Fee: This daily fee is applied only to policy value in the subaccounts invested in the American Funds - Asset Allocation Fund - Class 2 (0.30%), American Funds - Bond Fund - Class 2 (0.30%), American Funds - Growth Fund - Class 2 (0.30%), American Funds - Growth-Income Fund - Class 2 (0.30%), American Funds -International Fund - Class 2 (0.30%), AllianceBernstein Balanced Wealth Strategy Portfolio - Class B (0.20%), GE Investments Total Return Fund - Class 3 (0.20%), the Franklin Templeton VIP Founding Funds Allocation Fund -Class 4 (0.15%), and the TA BlackRock Global Allocation - Service Class (0.10%). See section “5. Expenses”.

Liquidity Rider: This fee is only charged for the first four policy years.

Optional Premium EnhancementSM Rider: If you elect the Premium EnhancementSM Rider, the surrender charge is higher and lasts longer than under a base policy.

Total Separate Account Annual Expenses with Highest Optional Separate Account Expenses: This reflects the base separate account expenses, the Annual Step-Up Death Benefit fee, the Liquidity Rider fee, plus the Fund Facilitation Fee, but does not include any annual optional rider fees. The death benefits are mutually exclusive.

Optional Rider Fees:

Optional Rider Fees: In some cases, riders to the policy are available that provide optional benefits. There are additional fees (each year) for those riders.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees:

Living Benefits Rider: The annual fee is a percentage of the “principal back” Total Withdrawal Base. The “principal back” Total Withdrawal Base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the “principal back” Total Withdrawal Base is equal to: the “principal back” Total Withdrawal Base on the rider date; plus subsequent premium payments; less subsequent “principal back” adjusted partial withdrawals.

Retirement Income ChoiceSM 1.2 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM 1.2 Rider - Additional Benefits (Single Life and Joint Life Options): You may elect the Retirement Income ChoiceSM 1.2 Rider with the following option - Death Benefit. The charge for each of these options is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) plus the Death Benefit (Single Life Option).

Current Total Retirement Income ChoiceSM 1.2 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) plus the Death Benefit (Single Life Option).

Maximum Total Income LinkSM Rider and Retirement Income MaxSM Rider Fees: After the first rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. The Withdrawal Base on the rider date is the policy value. This fee total reflects the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Optional Guaranteed Lifetime Withdrawal Benefit Rider Fees - No Longer Available for Sales

5 for LifeSM Rider, 5 for LifeSM with Growth Rider and Income SelectSM for Life Rider - base benefit: The annual fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent Withdrawal Base adjustments. The Withdrawal Base may be referred to as “Total Withdrawal Base” in your policy statement and other documents.

Income SelectSM for Life Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Income SelectSM for Life Rider with one or more of the following options - Growth Option, Additional Death Payment Option and Joint Life Option. The charge for each of these options is a percentage of the withdrawal base and is in addition to the Income SelectSM for Life Rider base benefit fee.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider and Retirement Income ChoiceSM 1.4 Rider - base benefit: The fee is a percentage of the Withdrawal Base. The Withdrawal Base on the rider date is the policy value. During any rider year, the Withdrawal Base is equal to the Withdrawal Base on the rider date or most recent rider anniversary; plus subsequent premium payments, less subsequent Withdrawal Base adjustments.

Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider and Retirement Income ChoiceSM 1.4 Rider - Additional Benefits (Single Life and Joint Life Options): If you elected the Retirement Income ChoiceSM Rider, Retirement Income ChoiceSM with Double Withdrawal Benefit Rider and Retirement Income ChoiceSM 1.4 Rider with the following option - Death Benefit. the charge for this option is a percentage of the Withdrawal Base and is in addition to the base benefit fee.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees with Highest Combination of Benefits: After the fifth rider anniversary, the base benefit rider fees can increase when there is an automatic step-up. These fee totals reflect the maximum fee increase resulting from an automatic step-up of the Withdrawal Base while the rider is in effect.

Maximum Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Maximum) and the Death Benefit (Single Life Option).

Current Total Retirement Income ChoiceSM 1.4 Rider Fees (Single Life) with Highest Combination of Benefits: This reflects the Base Benefit Designated Allocation Group A (Current) and the Death Benefit (Single Life Option).

Total Portfolio Annual Operating Expenses:

Total Portfolio Annual Operating Expenses: The fee table information relating to the underlying fund portfolios was provided to the Company by the underlying fund portfolios, their investment advisers or managers, and the Company has not and cannot independently verify the accuracy or completeness of such information. Actual future expenses of the portfolios may be greater or less than those shown in the Table. “Gross” expense figures do not reflect any fee waivers or expense reimbursements. Actual expenses may have been lower than those shown in the Table.

Expense Examples:

Expense Examples: The Example does not reflect transfer fees. Different fees and expenses not reflected in the Example may be assessed during the income phase of the policy.

1.	THE ANNUITY POLICY

This prospectus describes the Transamerica LandmarkSM NY Variable Annuity policy offered by the Company. This prospectus generally describes policies issued on or after the date of this prospectus. Policies issued before that date may have different features (such as different death benefits or annuity payment options) and different charges. See “Appendix - Policy Variations” for information about older policies.

An annuity is a contract between you, the owner, and an insurance company (in this case the Company), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed until you take money out of your annuity. After you annuitize, your annuity switches to the income phase.

The policy is a flexible premium deferred variable annuity. You can use the policy to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own policy.

The policy is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The policy is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your policy during the accumulation phase depends upon the performance of your investment choices. You could lose the amount you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The policy also contains a fixed account. The fixed account offers interest at rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

Do not purchase this policy if you plan to use it, or any of its riders, for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme. Your contract is not intended or designed to be traded on any stock exchange or secondary market. By purchasing this contract, you represent and warrant that you are not using the contract, or any of its riders for resale, speculation, arbitrage, viatication, or any other type of collective investment scheme.

2.	PURCHASE

Policy Issue Requirements

The Company will not issue a policy unless:

•	the Company receives in good order (See Section 11. OTHER INFORMATION -Sending Forms and Transaction Requests in Good Order) all information needed to issue the policy;

•	the Company receives in good order (at our Administrative and Service Office) a minimum initial premium payment; and

•	the annuitant, owner, and any joint owner are age 85 or younger (the limit may be lower for qualified policies).

We reserve the right to reject any application or premium payment.

Premium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company and send them to the Administrative and Service Office. Your check must be honored in order for us to pay any associated payments and benefits due under the policy.

We do not accept cash. We reserve the right to not accept third party checks. A third party check is a check that is made payable to one person who endorses it and offers it as payment to a second person. Checks should normally be payable to Transamerica Financial Life Insurance Company, however, in some circumstances, at our discretion we may accept third party checks that are from a rollover or transfer from other financial institutions. Any third party checks not accepted by our company will be returned.

We reserve the right to reject or accept any form of payment. Any unacceptable forms of payment will be returned.

Initial Premium Requirements

The initial premium payment for nonqualified policies must be at least $5,000, and at least $1,000 for qualified policies. You must obtain prior company approval to purchase a policy with an amount less than the stated minimum. There is generally no minimum initial premium payment for policies issued under section 403(b) of the Internal Revenue Code; however, your premium must be received within 90 days of the policy date or your policy will be canceled. We will credit your initial premium payment to your policy within two business days after the day we receive it and your complete policy information in good order. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your policy is generally the policy date. The policy date is used to determine policy years, policy months and policy anniversaries.

There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining whether the policy is suitable for you). Any such delays will affect when your policy can be issued and your premium allocated among your investment choices.

Additional Premium Payments

You are not required to make any additional premium payments. However, you can generally make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your policy as of the business day we receive your premium and required information in good order at our Administrative and Service Office. Additional premium payments must be received before the close of a regular business session of the New York Stock Exchange (usually 4:00 p.m. Eastern time) to get same-day pricing of the additional premium payment.

Maximum Total Premium Payments

For issue ages 0-80, we reserve the right to reject cumulative premium payments over $1,000,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate. For issue ages over 80, we reserve the right to reject cumulative premium payments over

$500,000 (this includes subsequent premium payments) for policies with the same owner or same annuitant issued by us or an affiliate.

Allocation of Premium Payments

When you purchase a policy, we will allocate your premium payment to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payment.

You may change allocations for future additional premium payments by sending written instructions to our Administrative and Service Office. The allocation change will apply to premium payments received on or after the date we receive the change request in good order.

You could lose the amount you allocate to the variable subaccounts.

The Company reserves the right to restrict or refuse any premium payment.

Policy Value

You should expect your policy value to change from valuation period to valuation period. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. Eastern time. Holidays are generally not business days.

3.	INVESTMENT CHOICES

The Transamerica LandmarkSM NY Variable Annuity offers you a means of investing in various underlying fund portfolios offered by different investment companies (by investing in the corresponding subaccounts). The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this Policy are listed in the “Appendix - Portfolios Associated with the Subaccounts”.

The general public may not purchase shares of any of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios managed by the same investment advisor or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios.

More detailed information, including an explanation of the portfolios’ fees and investment objectives, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

Note: If you received a summary prospectus for any of the portfolios listed in “Appendix - Portfolios Associated with the Subaccounts”, please follow the instructions on the first page of the summary prospectus to obtain a copy of the full fund prospectus.

Selection of Underlying Portfolios

The underlying fund portfolios offered through this product are selected by the Company, and the Company may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates. For additional information about these arrangements, see “Revenue We Receive.” We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from owners. We have included the Transamerica Series Trust (“TST”) underlying fund portfolios at least in part because they are managed by one of our affiliates, Transamerica Asset Management, Inc. (“TAM”).

We have developed this variable annuity product in cooperation with one or more distributors, and have included certain underlying fund portfolios based on their recommendations; their selection criteria may differ from our selection criteria.

You are responsible for choosing the subaccounts which invest in the underlying fund portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered.

In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the underlying fund portfolios that are available to you, including each underlying fund portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the Fund’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or underlying fund portfolio. After you select underlying fund portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your policy resulting from the performance of the underlying fund portfolios you have chosen.

We do not recommend or endorse any particular underlying fund portfolio and we do not provide investment advice.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. We reserve the right, subject to compliance with applicable law, to make certain changes to the separate account and its investments. We reserve the right to add new portfolios [or portfolio classes], close existing portfolios [or portfolio classes], or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. We will not add, delete or substitute any underlying fund portfolio shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.

We reserve the right to limit the number of subaccounts you are invested in at any one time.

Addition, Deletion, or Substitution of Investments

The Company cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. The Company retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. The Company reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in the Company’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, as amended, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity policies, or from affecting an exchange between series or classes of variable annuity policies on the basis of your requests.

New subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by the Company. Each additional subaccount will purchase shares in a mutual fund portfolio, or other investment vehicle. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, the Company will notify you and request a reallocation of the amounts invested in the eliminated subaccount.

Similarly, the Company may, at its discretion, close a subaccount to new investment (either transfers or premium payments).

If you allocate premium to a subaccount that is closed to new investment, we will require new instructions. If we do not receive new instructions, the requested transaction will be canceled and the premium will be returned.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the policies, the separate account may be (1) operated as a management company under the 1940 Act or any other form permitted by law, (2) deregistered under the 1940 Act in the event such registration is no longer required or (3) combined with one or more other separate accounts. To the extent permitted by applicable law, the Company also may (1) transfer the assets of the separate account associated with the policies to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

The Fixed Account

Premium payments allocated and amounts transferred to the fixed account become part of the Company’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures relating to interests in the general account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

While we do not guarantee that the fixed account will always be available for investment, we do guarantee that the interest credited to the fixed account will not be less than the guaranteed minimum effective annual interest rate shown on your policy (the “guaranteed minimum”). We determine credited rates, which are guaranteed for at least one year, in our sole discretion. You bear the risk that we will not credit interest greater than the guaranteed minimum. At the end of the guaranteed period option you selected, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

We also guarantee that upon full surrender your cash value attributable to the fixed account will not be less than the amount required by the applicable nonforfeiture law at the time the policy is issued.

If you select the fixed account, your money will be placed with the Company’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of each annuity payment you receive during the income phase from the fixed portion of your policy will remain level for the entire income phase.

We reserve the right to refuse any premium payment or transfer to the fixed account.

Transfers

During the accumulation phase, you may make transfers to or from any investment choice within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited to the following:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfer requests must be received in good order while the New York Stock Exchange is open for regular trading to get same-day pricing of the transaction. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The number of transfers permitted may be limited and a $10 charge for each transfer in excess of 12 in any policy year may apply. We reserve the right to prohibit transfers to the fixed account.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing and Disruptive Trading

Statement of Policy. This variable insurance product was not designed for the use of market timers or frequent or disruptive traders. (Frequent transfers are considered to be disruptive.) Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policy owners (and beneficiaries and underlying fund portfolios). These risks and harmful effects include:

(1)	dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:

(a)	impeding a portfolio manager’s ability to sustain an investment objective;

(b)	causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or

(c)	causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

(3)	increased brokerage and administrative expenses.

These costs are borne by all policy owners invested in those subaccounts, not just those making the transfers.

We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or potentially disruptive trading. As discussed herein, we cannot detect or deter all market timing or potentially disruptive trading. Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

Detection. We employ various means in an attempt to detect and deter market timing and disruptive trading. However, despite our monitoring we may not be able to detect nor halt all harmful trading. In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer harm from market timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence. If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policy owners (or others having an interest in the variable insurance products). As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges. We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers. This means that we would accept only written transfer requests with an original signature transmitted to us only by U.S. mail. We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio’s operations, or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer, or (3) because of a history of market timing or disruptive trading. We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis. We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit. Because determining whether to impose any such special restrictions depends on our judgment and discretion, it is possible that some policy owners could engage in disruptive trading that is not permitted for others. We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policy owners may be treated differently than others in that some transfers may be reversed and others allowed. For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected.

In addition, transfers for multiple policies invested in the Transamerica Series Trust underlying fund portfolios which are submitted together may be disruptive at certain levels. At the present time, such aggregated transactions likely will not cause disruption if less than one million dollars total is being transfered with respect to any one underlying fund portfolio (a smaller amount may apply to smaller portfolios). Please note that transfers of less than one million dollars may be disruptive in some circumstances and this general amount may change quickly.

For policies with Portfolio Asset Management or Open Allocation Method, the effect of transfers pursuant thereto may be considered disruptive for certain underlying fund portfolios. As a result, policy owners using Portfolio Asset Management or Open Allocation Method may have to change their selected underlying fund portfolios.

Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to these transfer restrictions because of the actions of your investment advisor in providing these services.

In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers. We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio. To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

Under our current policies and procedures, we do not:

•	impose redemption fees on transfers; or

•

expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

In the absence of a prophylactic transfer restriction (e.g., expressly limiting the number of trades within a given period or limiting trades by their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur even with a prophylactic transfer restriction). As noted above, we do not impose a prophylactic transfer restriction and, therefore, it is likely that some level of market timing and disruptive trading will occur before we are able to detect it and take steps in an attempt to deter it.

Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policy owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent harmful trading activity among the variable investment choices available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading by such policy owners or intermediaries acting on their behalf. Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders that we cannot predict.

Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter harmful trading that may adversely affect other policy owners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment choices under the variable insurance product. In addition, we may not honor transfer requests if any variable investment choice that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

Underlying Fund Portfolio Frequent Trading Policies. The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for less than a certain period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading. Policy owners should be aware that we may not have the contractual ability or the operational capacity to monitor policy owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. Accordingly, policy owners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

Policy owners should be aware that we are required to provide to an underlying fund portfolio or its designee, promptly upon request, certain information about the trading activity of individual policy owners, and to restrict or prohibit further purchases or transfers by specific policy owners identified by an underlying fund portfolio as violating the frequent trading policies established for the portfolio.

Omnibus Orders. Policy owners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products. The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment choices correspond to the affected underlying fund portfolios. In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and disruptive trading, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

4.	PERFORMANCE

The Company periodically advertises performance of the various subaccounts. Performance figures might not reflect charges for options, riders, or endorsements. We may disclose at least three different kinds of non-standard performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges, or fees for any optional riders or endorsements. Any such deduction would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

Not all types of performance data presented reflect all of the fees and charges that may be deducted (such as fees for optional benefits); performance figures would be lower if these charges were included.

5.	EXPENSES

Note: The following section on expenses and the Annuity Policy Fee Table and Expense Examples only apply to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

There are charges and expenses associated with your policy that reduce the return on your investment in the policy.

Surrender Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified policies). We may apply a surrender charge to compensate us for expenses relating to sales, including commissions to registered representatives and other promotional expenses.

You can surrender up to the greater of (i) 10% of your premium payments or (ii) any gains in the policy once each year free of surrender charges after the first year. This amount is referred to as the free amount and is determined at the time of surrender. (The free amount is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If the surrender is in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 - 1	8%
1 - 2	8%
2 - 3	7%
3 - 4	6%
4 - 5	5%
5 - 6	4%
6 - 7	3%
more than 7	0

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of the second policy year and you surrender $30,000. Since that amount is more than your free precentage, you would pay a surrender charge of $1,600 on the remaining $20,000 [8% of ($30,000 - $10,000)].

Likewise, assume your policy value is $80,000 (premium payments $100,000) at the beginning of the second policy year and you surrender your policy. You would pay a surrender charge of $7,200 [8% of ($100,000 - ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining policy value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium is considered to be surrendered next.

Surrender charges are waived if you surrender money under the Nursing Care and Terminal Condition Withdrawal Option.

Keep in mind that surrenders may be taxable and, if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified policies are considered to come from taxable earnings first.

An optional rider is available which reduces the number of years a surrender charge applies to each premium payment. There is an extra charge for this rider. See “Liquidity Rider”.

Liquidity Rider Surrender Charge Schedule. The following schedule shows the surrender charges that apply if the Liquidity Rider is elected:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0 – 1	8%
1 – 2	8%
2 – 3	7%
3 – 4	6%
more than 4	0%

Premium EnhancementSM Rider Surrender Charge. The following schedule shows the surrender charges that apply during the nine years following payment of each premium payment if you elect the Premium EnhancementSM Rider:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium surrendered)
0-1	9%
1-2	8%
2-3	7%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
7-8	2%
8-9	1%
10 or more	0%

After the first year, you can surrender up to the greater of 10% of your premium payments or any gains in the policy (measured at the time of surrender) once each year free of surrender charges. This free amount is not cumulative and is determined at the time of the surrender. If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

Mortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the policy. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefit, certain expenses of the policy, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the policy. We may also pay distribution expenses out of this charge.

During the accumulation phase:

•	For the Return of Premium Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.15%.

•	For the Annual Step-Up Death Benefit, the daily mortality and expense risk fee is at an annual rate of 1.30%.

During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%.

If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Premium Taxes

Some states assess premium taxes on the premium payments you make. We currently do not deduct for these taxes at the time you make a premium payment. However, we will deduct the total amount of premium taxes, if any, from the policy value when:

•	you begin receiving annuity payments;

•	you surrender the policy; or

•	a death benefit is paid.

Federal, State and Local Taxes

We may in the future deduct charges from the policy for any taxes we incur because of the policy. However, no deductions are being made at the present time.

Special Service Fees

We will deduct a charge for special services, such as overnight delivery, up to $25 per service provided.

Transfer Fee

You are generally allowed to make 12 free transfers per policy year before the annuity commencement date. If you make more than 12 transfers per policy year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing, and Dollar Cost Averaging transfers do not count as one of your free transfers. All transfer requests made at the same time are treated as a single transfer.

Administrative Charges

We deduct a daily administrative charge to cover the costs of supporting and administering the policy (including certain distribution-related expenses). This charge is equal to an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, during the accumulation phase, an annual service charge of $30 (but not more than 2% of the policy value) is charged on each policy anniversary and at surrender. The service charge is waived if your policy value or the sum of your premiums, less all partial surrenders, is at least $50,000.

Fund Facilitation Fee

We charge a fund facilitation fee in order to make certain funds available as investment choices under the policies. We apply the fee to funds that do not provide us with the amount of revenue we require in order for us to meet our expenses and revenue targets. This fee is assessed daily based on the net asset value of subaccounts that we specify. The fund facilitation fee, expressed as an annual rate is:

•	0.30% if you choose the American Funds - Asset Allocation Fund - Class 2

•	0.30% if you choose theAmerican Funds - Bond Fund - Class 2

•	0.30% if you choose the American Funds -Growth Fund - Class 2

•	0.30% if you choose the American Funds -Growth-Income Fund - Class 2

•	0.30% if you choose the American Funds -International Fund - Class 2

•	0.20% if you choose the AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

•	0.20% if you choose the GE Investments Total Return Fund - Class 3

•	0.15% if you choose the Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

•	0.10 % if you choose the TA BlackRock Global Allocation - Service Class

Liquidity Rider

If you elect the Liquidity Rider, then there is a rider fee at an annual rate of 0.50% of the daily net asset value for the first four policy years.

Premium EnhancementSM Rider

If you elect the Premium EnhancementSM Rider, then there is a rider fee at an annual rate of 0.45% of the daily net asset valuefor the first nine policy years. In addition to the rider fee, the Company may use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Living Benefits Rider

If you elect the Living Benefits Rider, there is an annual rider fee of 0.90% of the “principal back” total withdrawal base on each rider anniversary before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted even if your policy value exceeds your total withdrawal base.

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Retirement Income ChoiceSM 1.2 Rider and Additional Options Fees

If you elect the Retirement Income ChoiceSM 1.2 rider, then the rider fee, which is charged quarterly before annuitization, depends on the allocation option that you choose. If you choose the Open Allocation option, then the fee for the base benefit (for either single or joint life) is 1.25% (1.20% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base. If you choose the Designated Investment option, then the fee for the base benefit (for single or joint life) is 1.55%, 1.10%, and 0.70%(1.40%, 1.00% and 0.45% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base for allocating 100% of your policy value in Designated Allocation Group A, Designated Allocation Group B, or Designated Allocation Group C, respectively. If you elect a combination of designated investment options among various classes, then your fee will be based on a weighted average of your choices. If you elect options with the Retirement Income ChoiceSM 1.2 rider, then for each option you elect, you will be charged a fee that is a percentage of the withdrawal base on each rider quarter before annuitization, and is in addition to the rider fee for the base benefit. The additional fees, on an annual basis, are as follows:

Options	Single Life Option	Joint Life Option
Death Benefit	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Income LinkSM Rider Fee

If you elect the Income LinkSM rider, there is an annual rider fee which is currently 0.90% of the withdrawal base which is charged quarterly during the accumulation phase.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Retirement Income MaxSM Rider Fees

If you elect the Retirement Income MaxSM rider, there is an annual rider fee which is currently 1.25% (1.00% for riders issued prior to December 12, 2011) on an annual basis of the withdrawal base which is charged quarterly during the accumulation phase. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice. The rider fee may increase due to an automatic step-up but will not exceed the maximum rider fee percentage in the fee table.

Portfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. The lowest and highest fund expenses for the previous calendar year are found in the Annuity Policy Fee Table section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

Revenue We Receive

This prospectus describes generally the payments that we (and/or our affiliates) may directly or indirectly receive from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other support services we (and/or our affiliates) provide and expenses we incur in offering and selling our variable insurance products. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below. While only certain of the types of payments described below may be made in connection with your particular policy, all such payments may nonetheless influence or impact actions we (and/or our affiliates) take, and recommendations we (and our affiliates) make, regarding each of the variable insurance products that we (and our affiliates) offer, including your policy.

We (and/or our affiliates) may receive some or all of the following types of payments:

•

Rule 12b-1 Fees. We and/or our affiliate, Transamerica Capital, Inc. (“TCI”) who is the principal underwriter for the policies, indirectly receive 12b-1 fees from the funds available as investment choices under our variable insurance products. Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us. These fees range from 0.00% to 0.45% of the average daily assets of the certain underlying fund portfolios attributable to the policies and to certain other variable insurance products that we and our affiliates issue.

•

Administrative, Marketing and Support Service Fees (“Support Fees”). As noted above, an investment adviser, subadviser, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to us and/or our affiliates, including TCI. These payments may be derived, in whole or in part, from the profits the investment adviser or subadviser realized on the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees (see the prospectuses for the underlying funds for more information). The amount of the payments we (or our affiliates) receive is generally based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and the amounts may be significant. Some advisers or sub-advisers (or other affiliates) pay us more than others.

The following chart provides the maximum combined percentages of 12b-1 fees and Support Fees that we anticipate will be paid to us on an annual basis. Please note: Some of the underlying funds listed in the chart below may not currently be available under your policy:

Incoming Payments to the Company and/or TCI

Fund	Maximum Fee % of assets
TRANSAMERICA SERIES TRUST	0.25%
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	0.50%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.	0.45%
AMERICAN FUNDS INSURANCE SERIES® TRUST	0.25%
FIDELITY® VARIABLE INSURANCE PRODUCTS FUND	0.39%
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	0.50%
GE INVESTMENTS FUNDS, INC.	0.45%
JANUS ASPEN SERIES	0.35%
JPMORGAN INSURANCE TRUST	0.25%
MFS® VARIABLE INSURANCE TRUST	0.45%
Wilmington Funds	0.35%

NOTES TO INCOMING PAYMENTS TABLE:

Maximum Fee % of Assets: Payments are based on a percentage of the average assets of each underlying fund portfolio owned by the subaccounts available under this policy and under certain other variable insurance products offered by our affiliates and us. We and/or TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services provided.

Transamerica Series Trust (“TST”): Because TST is managed by Transamerica Asset Management, Inc. (“TAM”), an affiliate of ours, there are additional benefits to us and our affiliates for amounts you allocate to the TST underlying fund portfolios, in terms of our and our affiliates’ overall profitability. These additional benefits may be significant. Payments or other benefits may be received from TAM. Such payments or benefits may be entered into for a variety of purposes, such as to allocate resources to us to provide administrative services to the policyholders who invest in the TST underlying fund portfolios. These payments or benefits may take the form of internal credits, recognition, or cash payments. a variety of financial and accounting methods may be used to allocate resources and profits to us. Additionally, if a TST portfolio is sub-advised by an entity that is affiliated with us, we may retain more revenue than on those TST portfolios that are sub-advised by non-affiliated entities. During 2011 we received $2,419,692.89 in benefits from TAM pursuant to these arrangements. This includes the 0.25% amount in the above chart. We anticipate receiving comparable amounts in the future.

Fidelity® Variable Insurance Products Fund: We receive this percentage once $100 million in fund shares are held by the subaccounts of the Company and its affiliates.

•

Other Payments. TCI also serves as the wholesale distributor for the policies, and in that capacity directly or indirectly receives additional amounts or different percentages of assets under management from certain advisers and subadvisers to the underlying fund portfolios (or their affiliates) with regard to variable insurance products and/or mutual funds that are issued by us and our affiliates. These amounts may be derived, in whole or in part, from the profits the investment adviser or subadviser receives from the advisory fee deducted from underlying fund portfolio assets. Policy owners, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. Certain advisers and subadvisers of the underlying fund portfolios (or their affiliates):

•

may each directly or indirectly pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and subadvisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences as well as internal and external meetings and events that are attended by TCI’s wholesalers and/or other TCI employees.

•	may provide our affiliates and/or selling firms with wholesaling services to assist us in the distribution of the policies.

•

may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the underlying fund portfolios and to assist with their promotional efforts. The amounts may be significant and these arrangements provide the adviser or subadviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the policies.

For the calendar year ended December 31, 2011, TCI or its affiliates received total revenue sharing payments in the amount of $3,368,635.55 from the following Fund managers and/or subadvisers to participate in TCI’s events: AEGON USA Investment Management, Alliance Bernstein Investments, BlackRock Investment Management, LLC., Fidelity Investments, Franklin Templeton Investments, GE Asset Management, Hanlon Investment Management Inc., ING Clarion Real Estate Securities, Invesco AIM, Janus Capital, Jennison Associates, JPMorgan Investment Management, Logan Circle Investment Partners, Loomis, Sayles & Company, MFS Investment Management, Madison Asset Management, Morgan Stanley Investment Management, Neuberger Berman Management, Oppenheimer Funds, Pacific Investment Management Company, Schroder Investment Management North America, Systematic Financial Management LP, Thompson, Siegel and Walmsley LLC, Vanguard, Wellington Management Company. Please note some of the aforementioned managers and/or subadvisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the underlying fund portfolios, the advisers, the subadvisers and/or their affiliates may be used for any corporate purpose, including payment of expenses (1) that we and our affiliates incur in promoting, marketing, and administering the policy, and (2) that we incur, in our role as intermediary, in promoting, marketing, and administering the underlying fund portfolios. We and our affiliates may profit from these payments.

For further details about the compensation payments we make in connection with the sale of the policies, see “Distribution of the Policies” in this prospectus.

6.	ACCESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your policy in the following ways:

•	by making a surrender (either a full or partial surrender); or

•	by taking systematic payouts (See “Section 10, Systematic Payout Option” for more details).

Surrenders

If you take a full surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the policy value.

You may elect to take up to the free amount once each policy year without incurring a surrender charge. Remember that any surrender you take will reduce the policy value, and the amount of the death benefit. See “Section 8, Death Benefit”, for more details. A partial surrender also may have a negative impact on certain other benefits and guarantees of your Contract.

Surrenders from qualified policies may be restricted or prohibited.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either full or partial.

If your policy was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified policy, will generally occur within seven days from the date we receive in good order all required information at our Administrative and Service Office. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays or trading on the Exchange is otherwise restricted;

•	an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or

•	the SEC permits a delay for the protection of owners.

Transfers of amounts from the subaccounts also may be deferred under these circumstances. In addition, if, pursuant to SEC rules, the Transamerica AEGON Money Market VP portfolio suspends payment of redemption proceeds in connection with a liquidation of the portfolio, then we may delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the TA AEGON Money Market subaccount until the portfolio is liquidated.

Any payment or transfer request which is not in good order will cause a delay. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policy owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium payment check has cleared your bank.

Signature Guarantee

As a protection against fraud, we require a signature guarantee (i.e., Medallion Signature Guarantee as required by us) for the following transaction requests:

•	Any surrenders over $250,000;

•	Certain surrenders on or within 15 days of an address change;

•	Any disbursement request made on or within 15 days of an ownership change;

•

Any surrender when the Company has been directed to send proceeds to a different personal address from the address of record for that contract owner’s account. PLEASE NOTE: This requirement will not apply to requests made in connection with exchanges of one annuity for another with the same owner in a “tax-free exchange”;

•	Any surrender when the Company does not have an originating or guaranteed signature on file;

•	Any other transaction where we require.

We may change the specific requirements listed above, or add signature guarantees in other circumstances, at our discretion if we deem it necessary or appropriate to help protect against fraud. For current requirements, please refer to the requirements listed on the appropriate form or call us at (800) 525-6205.

You can obtain a Medallion signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program. This includes many:

•	National and state banks;

•	Savings banks and savings and loan associations;

•	Securities brokers and dealers; and

•	Credit Unions.

The best source of a Medallion signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.

A notary public cannot provide a Medallion signature guarantee. Notarization will not substitute for a Medallion signature guarantee.

7.	ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us notice with the information we need. New annuity commencement dates less than 30 days after we receive notice of the change require prior approval. The latest maximum annuity commencement date generally cannot be after the policy month following the month in which the annuitant attains age 90. The earliest annuity commencement date is at least thirty days after you purchase your policy.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the policy).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary you designate at annuitization will receive any remaining guaranteed payments.

Annuity Payment Options

The policy provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your adjusted policy value to provide these annuity payments. If the adjusted policy value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

In deciding on which annuity payment option to elect, you must decide if fixed or variable payments are better for you. If you choose to receive fixed payments, then the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s) you select. The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain constant. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

You must also decide if you want your annuity payments to be guaranteed for the annuitant’s lifetime, a period certain, or a combination thereof. Generally, payments will be lower if you combine a period certain, guaranteed amount, or liquidity with a lifetime guarantee (e.g., Life Income with 10 years Certain and Life with Guaranteed Return of Policy proceeds). Likewise, payments will also generally be lower the longer the period certain (because you are guaranteed payments for a longer time).

The annuity payment options are explained below. Some options are fixed only and some can be fixed or variable.

Income for a Specified Period (fixed only). We will make level payments only for a fixed period. No funds will remain at the end of the period.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Income of a Specified Amount (fixed only). Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

If your policy is a qualified policy, this payment option may not satisfy minimum required distribution rules. Consult a tax advisor before electing this option.

Life Income. You may choose between:

•	No Period Certain (fixed or variable)-Payments will be made only during the annuitant’s lifetime. The last payment will be the payment immediately before the annuitant’s death.

•	10 Years Certain (fixed or variable)-Payments will be made for the longer of the annuitant’s lifetime or ten years.

•

Guaranteed Return of Policy Proceeds (fixed only)-Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the annuitized amount (i.e., the adjusted policy value).

Joint and Survivor Annuity. You may choose:

•	No Period Certain (fixed or variable)-Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with the Company. Some annuity payment options may not be available for all policies.

NOTE CAREFULLY

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies (or both joint annuitants die) before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 Years Certain, Life Income with Guaranteed Return of Policy Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to a new payee, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping the Company informed of his/her current address.

You must annuitize your policy no later than the maximum annuity commencement date specified in your policy (earlier for certain distribution channels). If you do not elect an annuity payment option, the default option will be Life with 10 Years Certain option. Please note, all optional benefits (including guaranteed minimum death benefits and living benefits) terminate upon annuitization.

8.	DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option (if you pick a variable annuity payment option fees and expenses will apply), or may choose to receive a lump sum.

We will determine the amount of and pay the death benefit proceeds, if any are payable on a policy, upon receipt at our Administrative and Service Office of satisfactory proof of the annuitant’s death, written directions from each eligible recipient of death benefit proceeds regarding how to pay the death benefit, and any other documents, forms and information that we need (collectively referred to as “due proof of death”).

Please Note: Such due proof of death must be submitted in good order to avoid a delay in processing the death benefit claim. Due proof requires selecting a payment option. See Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order.

The death benefit proceeds remain invested in the separate account in accordance with the allocations made by the policy owner until the beneficiary has provided us with due proof of death. Once the Company receives due proof of death, investments in the separate account may be reallocated in accordance with the beneficiary’s instructions.

The Company may permit the beneficiary to give a “one-time” written instruction to reallocate the investments in the separate account to the money market fund after the death of the annuitant. If there is more than one beneficiary, all beneficiaries must agree to the reallocation instructions. This one-time reallocation will be permitted if the beneficiary provides satisfactory evidence of the annuitant’s death.

When We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the policy; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the policy as the new annuitant and owner, instead of receiving the death benefit. All surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the policy within five years of your death.

Distribution requirements apply to the policy value upon the death of any owner. Generally, upon the owner’s death (who is not the annuitant) the entire interest must be distributed within five years. See the SAI for a more detailed discussion of the distribution requirements under the Code.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the policy has not been paid;

THEN:

•	the remaining portion of such interest in the policy will continue to be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

IF:

•	you are the owner and annuitant; and

•	you die after the annuity commencement date; and

•	the annuity payment option you selected did not or no longer has a guaranteed period;

THEN:

•	no additional payments will be made (there is no death benefit).

Spousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the policy instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the policy value;

THEN:

•

we will increase the policy value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the policy and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If an owner dies during the accumulation phase, the person or entity first listed below who is alive or in existence on the date of that death will become the new owner:

•	any surviving owner;

•	primary beneficiary;

•	contingent beneficiary; or

•	owner’s estate.

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option, if any, you choose when you buy the policy. The “base policy” death benefit will generally be the greater of:

•	the policy value on the date we receive the required information in good order at our Administrative and Service Office;

•

and the guaranteed minimum death benefit (discussed below), plus premium payments, less adjusted partial surrenders, from the date of death to the date the death benefit is paid. Please see “Appendix - Death Benefit” for illustrative examples regarding Death Benefit calculations.

Please note, the death benefit terminates upon annuitization and there is a maximum annuity commencement date.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to policies issued on or after the date of this prospectus. See “Appendix - Policy Variations” for information about older policies.

On the policy application, you may generally choose a guaranteed minimum death benefit (age limitations may apply) for an additional fee. After the policy is issued, you cannot make an election and the death benefit cannot be changed.

Annual Step-Up Death Benefit

Under this option, on each policy anniversary prior to your 81st birthday, a new “stepped-up” death benefit is determined and becomes the guaranteed minimum death benefit for that policy year. This “step-up” death benefit is equal to:

•	the largest policy value on the policy date or

on any policy anniversary prior to the earlier of the annuitant’s date of death or the annuitant’s 81st birthday; plus

•	any premium payments since the date of any policy anniversary with the largest policy value; minus

•	any adjusted partial surrenders since the date of the policy anniversary with the largest policy value.

The Annual Step-Up Death Benefit is not available if you or the annuitant is 76 or older on the policy date. There is an extra charge for this death benefit of 0.15% annually.

Return of Premium Death Benefit

The Return of Premium Death Benefit is equal to:

•	total premium payments; less

•	any adjusted partial surrenders as of the date of death.

This benefit is not available if you or the annuitant is 86 or older on the policy date. The Return of Premium Death Benefit will be in effect if you do not choose another death benefit option when you purchase your policy.

Please note: You will not receive an optional guaranteed minimum death benefit if you do not choose one when you purchase your policy.

The Guaranteed Minimum Death Benefit may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Guaranteed Minimum Death Benefit. The application and operation of the Guaranteed Minimum Death Benefit are governed by the terms and conditions of the policy form and riders.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the policy value at the time of surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments.

The formula used to calculate the adjusted partial surrender amount, for the guaranteed minimum death benefit offered in this prospectus, is: adjusted partial surrender = (amount gross partial surrender * value of the current death proceeds immediately prior to the gross partial surrender ) / policy value immediately prior to the gross surrender.

We have included a detailed explanation of this adjustment with examples in the “Appendix - Death Benefit.” This is referred to as “adjusted partial surrender” in your policy. If you have a qualified policy, minimum required distributions rules may require you to request a partial surrender.

9.	TAXES

NOTE: We have prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the policy. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the SAI.

Annuity Policies in General

Deferred annuity policies are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that individuals will not be taxed on the earnings, if any, on the money held in an annuity policy until taken out. This is referred to as tax deferral. When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified policy, the policy will generally not be treated as an annuity for tax purposes.

There are different rules as to how you will be taxed depending on how you take the money out and the type of policy-qualified or nonqualified.

You will generally not be taxed on increases in the value of your policy until a distribution occurs (either as a surrender or as annuity payments).

Qualified and Nonqualified Policies

If you purchase the policy under an individual retirement annuity, a 403(b) plan, a pension plan, or specially sponsored program, your policy is referred to as a qualified policy.

Qualified policies are issued in connection with the following:

•

Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the policy. A Roth IRA also allows individuals to make contributions to the policy, but it does not allow a deduction for contributions, and distributions may be tax-free if the owner meets certain rules.

•

Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the policy on a pre-tax basis. Pursuant to new tax regulations, starting January 1, 2009 the policy is not available for purchase under a 403(b) plan and we do not accept additional premiums or transfers to existing 403(b) policies. We generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders, loans or transfers you request from an existing 403(b) policy comply with applicable tax requirements before we process your request.

•

Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the policy on a pre-tax basis.

•	Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the policy.

There is no additional tax deferral benefit derived from placing qualified funds into a variable annuity. Features other than tax deferral should be considered in the purchase of a qualified policy. There are limits on the amount of contributions you can make to a qualified policy. Other restrictions may apply including terms of the plan in which you participate.

Optional death benefit features in some cases may exceed the greater of the premium payments or the policy value. Such a death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because an optional death benefit may exceed this limitation, anyone using the policy in connection with such plans should consult their tax adviser before purchasing an optional death benefit. The Internal Revenue Service has not reviewed the policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit options and riders available, with the policy, if any, comport with IRA qualification requirements. The value of death benefit options and riders elected may need to be considered in calculating minimum required distributions.

If you purchase the policy as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your policy is referred to as a nonqualified policy.

Surrenders-Qualified Policies Generally

There are special rules that govern qualified policies. Generally, these rules restrict:

•	the amount that can be contributed to the policy during any year;

•	the time when amounts can be paid from the policy; and

•	the amount of any death benefit that may be allowed.

In the case of a withdrawal under a qualified policy, a pro rata portion of the amount you receive is taxable, generally based on the ratio of your “investment in the contract” to your total account balance or accrued benefit under the retirement plan. Your “investment in the contract” generally equals the amount of any non-deductible purchase payments made by you or on your behalf. In some cases, your “investment in the contract” can be zero.

In addition, a penalty tax may be assessed on amounts surrendered from the policy prior to the date you reach age 59 1/2, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the policy by a certain date. The terms of the plan may limit the rights otherwise available to you under the policy. We have provided more information in the SAI.

We may make available under the policy certain guaranteed lifetime withdrawal and other optional benefits. The tax rules for qualified policies may limit the value of these optional benefits. For example, if you elect a guaranteed lifetime withdrawal benefit and your minimum required distribution amount exceeds your guaranteed withdrawal amount, you will have to withdraw more than the guaranteed withdrawal amount to avoid imposition of a 50% excise tax. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement phase will be taxed as withdrawals or as annuity payments. In view of this uncertainty, we will apply the non-annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the policy will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other optional policy provisions such as the guaranteed lifetime withdrawal benefit rider itself.

If you are attempting to satisfy minimum required distribution rules through partial surrenders, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable. If your policy contains a bonus rider with a recapture, forfeiture, or “vesting” feature, it may not be consistent with those requirements. Consult a tax advisor before purchasing a bonus rider as part of a qualified policy.

You should consult your legal counsel or tax adviser if you are considering purchasing an enhanced death benefit or other optional rider, or if you are considering purchasing a policy for use with any qualified retirement plan or arrangement.

Surrenders-403(b) Policies

The rules described above for qualified policies generally apply to 403(b) policies. However, specific rules apply to surrenders from certain 403(b) policies. Partial withdrawals and surrenders can generally only be made when an owner:

•	reaches age 59 1/2;

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Please Note: In some instances the signature of the employer may be required. For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Defaulted loans from Code Section 403(b) arrangements, and pledges and assignments of qualified policies generally are taxed in the same manner as surrenders from such policies. Please refer to the SAI for further information applicable to distributions from 403(b) policies. Please note that a defaulted loan may stop the growth on a guaranteed lifetime withdrawal benefit.

Surrenders-Nonqualified Policies

The information above describing the taxation of qualified policies does not apply to nonqualified policies. If you take a partial withdrawal or surrender (including systematic payouts and payouts under an optional feature, if any) from a nonqualified policy before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments.

When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premiums paid (adjusted for any prior surrenders or portions thereof that were not taxable). In general, loans, pledges, and assignments are taxed in the same manner as partial withdrawals and surrenders. Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include, among others, any amounts:

•	paid on or after the taxpayer reaches age 59 1/2;

•	paid after an owner dies;

•	paid if the taxpayer becomes disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

If your nonqualified policy contains a guaranteed lifetime withdrawal benefit rider, certain rules may apply. It is not clear whether guaranteed lifetime withdrawal benefit payments made during the settlement or income (payout) phase may be taxed as either withdrawals or annuities. In view of this uncertainty, we intend to adopt a conservative approach and treat guaranteed lifetime withdrawal payments during the settlement phase under nonqualified policies as withdrawals. Consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider or option.

All nonqualified deferred annuity policies that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the policy because of the death of the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified policies, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•

Fixed payments-by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•

Variable payments-by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If you select more than one annuity payment option, special rules govern the allocation of the policy’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return.

Partial Annuitization

Under a new tax provision enacted in 2010, if part of an annuity policy’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the policy is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the policy to a payment option, we will treat those payments as withdrawals for tax purposes.

Medicare Tax

Beginning in 2013, distributions from nonqualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The policy must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distribution requirements are discussed in the SAI. We may modify the policy to attempt to maintain favorable tax treatment.

Federal Defense of Marriage Act

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition “spouse” under federal law - e.g., civil union partners or same-sex marriage spouses - may have adverse tax consequences. Consult a tax advisor for more information on this subject.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Policy in detail, a purchaser should keep in mind that the value of an annuity policy owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity policy, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Internal Revenue Code may impose a “generation skipping transfer tax” when all or part of an annuity policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service recently announced that income received by residents of Puerto Rico under life insurance or annuity policies issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Annuity Policies Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity policy purchase.

Transfers, Assignments or Exchanges of Policies

A transfer of ownership or assignment of a policy, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, the exchange of a policy and certain other transactions, or a change of annuitant other than the owner, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, exchange or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legal or regulatory developments and their effect on the policy.

We have the right to modify the policy to meet the requirements of any applicable laws or regulations, including legislative changes that could otherwise diminish the favorable tax treatment that annuity policy owners currently receive.

Separate Account Charges

It is possible that the Internal Revenue Service may take a position that fees for certain optional benefits (e.g., death benefits other than the Return of Premium death benefit) are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees associated with certain optional benefits as a taxable surrender, which might also be subject to a tax penalty if the surrender occurs prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the policy should be treated as taxable surrenders, the tax rules associated with these benefits are unclear, and we advise that you consult your tax advisor prior to selecting any optional benefit under the policy.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain underlying funds to foreign jurisdictions to the extent permitted under federal tax law.

Guaranteed Lifetime Withdrawal Benefits

We may make available, as options under the policy, certain guaranteed lifetime withdrawal and other optional benefits. If your policy contains a guaranteed lifetime withdrawal benefit rider the application of certain tax rules, particularly those rules relating to distributions from your policy, are not entirely clear. The tax rules for qualified policies may limit the value of these optional benefits. In view of this uncertainty, you should consult a tax advisor before purchasing a guaranteed lifetime withdrawal benefit rider for a qualified policy.

10.	ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular withdrawals (i.e., partial surrenders) from your policy by using the Systematic Payout Option. Under this option, you can receive the greater of (1) or (2), divided by the number of withdrawals made per year, where: (1) up to 10% of your premium payments (reduced by prior withdrawals in that policy year); and (2) is any gains in the policy. For amounts greater than 10% of your premium payments, you must receive prior Company approval. The amount of your payment is established when you select the option. The amount available is recalculated on each policy anniversary thereafter while the Systematic Payout Option is in effect.

This amount may be taken free of surrender charges.

Systematic withdrawals can be made monthly, quarterly, semi-annually, or annually. Each withdrawal must be at least $50. Monthly and quarterly withdrawals must generally be made by electronic funds transfer directly to your checking or savings account.

If you request an additional withdrawal while a Systematic Payout Option is in effect, then the Systematic Payout Option will terminate.

Keep in mind that partial withdrawals under the Systematic Payout Option may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax.

There is no charge for this benefit.

Liquidity Rider

The optional Liquidity Rider reduces the number of years each premium payment is subject to surrender charges. You can only elect this rider at the time you purchase the policy.

Rider Fee. A rider fee equal to an effective annual rate of 0.50% of the daily net asset value in the separate account is deducted in calculating the accumulation unit values. The rider fee is only charged for the first four policy years.

Accumulation Unit Values. We intend to administer the removal of the Liquidity Rider fee by changing to a different class of accumulation units. This will result in adjusting the number of accumulation units and adjusting the unit value of the subaccounts in which you were invested once the Liquidity Rider fee is no longer charged. The elimination of the fee and the adjustment in the number of accumulation units and unit values will not affect policy values.

Termination. The rider is irrevocable.

Please note:

•	This feature terminates upon annuitization and there is a mandatory annuitization date.

•	We may credit interest in the fixed account at a lower rate if you select this rider.

The Liquidity Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Liquidity Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Premium EnhancementSM Rider

An optional Premium EnhancementSM Rider is available at the time you buy your policy. If you elect this rider, each premium payment will receive a premium enhancement that the Company adds to your policy value. We may change the enhancement rate at any time. Under certain circumstances, you might forfeit (or lose) the premium enhancement.

Generally, an annuity with a premium enhancement may have higher expenses than a similar annuity without a premium enhancement. Accordingly, you should always consider the expenses along with the features and enhancements to be sure any annuity meets your financial needs and goals. Because the surrender charge under the policy is higher and lasts longer if you elect this rider, electing this rider may be beneficial to you only if you own the policy a sufficient length of time.

You may only elect the Premium EnhancementSM Rider at the time you buy your policy. If you elect the premium enhancement rider, the initial premium payment and each subsequent premium payment for the first nine policy years will receive a premium enhancement which is added to the policy value. The premium enhancement is currently 4% of the amount of the premium payment; however, we may change the enhancement rate at any time. The amount of the premium enhancement is not considered a premium payment and therefore may not be included in the calculation of certain policy features. No premium enhancement will apply if the policy is canceled pursuant to the right to cancel provision.

The Company may take back or “recapture” the full dollar amount of any premium enhancement upon the occurrence of any of the following events:

•	exercise of the right to cancel option;

•	a death benefit is payable within one year from the time we apply the premium enhancement; or

•	annuitization within one year from the time we apply the premium enhancement.

Please note: If we recapture the premium enhancement, it will be the dollar amount that we added to the policy, not a percentage of your policy value at the time of recapture. Thus, if your policy is worth less (or more) than at the time of purchase, the effect of the recapture on your policy value on a percentage basis may be greater (or less) than the original percentage added. You bear the investment risk on the premium enhancement.

Rider Fee. There is a daily charge for the Premium EnhancementSM Rider at an annual rate of 0.45% of the assets in each subaccountfor the first nine policy years. In addition to the rider fee, the Company expects to use a portion of the mortality and expense risk fee, administrative charge and/or the surrender charge to pay the premium enhancement.

Other Terms and Conditions: If you elect this rider, you may not be able to elect other optional benefits or features. Please consult your registered representative for information concerning any such limitations.

Termination. The rider is irrevocable.

The Internal Revenue Code generally requires that interests in a qualified policy be nonforfeitable, and it is unclear whether the premium enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this policy as a qualified policy.

The Premium EnhancementSM Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Premium EnhancementSM Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Nursing Care and Terminal Condition Withdrawal Option

No surrender charges will apply if you make a surrender ($1,000 minimum), under certain circumstances, because you or your spouse has been:

•	confined in a hospital or nursing facility for 30 days in a row after the policy issue date; or

•	diagnosed with a terminal condition after the policy issue date (usually a life expectancy of 12 months or less).

This benefit is also available to the annuitant or annuitant’s spouse if the owner is not a natural person.

You may exercise this benefit at any time (during the accumulation phase). There is no charge for this benefit.

There is no restriction on the maximum amount you may surrender under this benefit.

This benefit may vary for certain policies, may not be available for all policies, and may not be available in all states.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your policy:

•

Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started. A minimum of $500 per transfer is required. The minimum number of transfers is 6 monthly or 4 quarterly, and the maximum is 24 monthly or 8 quarterly. You can elect to transfer from either the fixed account or money market (see the Dollar Cost Averaging election form).

•

Special—You may only elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment choice into a Special Dollar Cost Averaging program. This program is only available for new premium, requires transfers from a fixed source, and may credit a higher or lower interest rate than a traditional program. A minimum of $500 per transfer is required ($3,000 or $6,000 to start a 6-month or 12-month program, respectively).

A Dollar Cost Averaging program will begin once we have received in good order all necessary information and the minimum required amount. See also Section 11. OTHER INFORMATION - Sending Forms and Transaction Requests in Good Order. Please note: Dollar Cost Averaging programs will not begin on the 29th, 30th, or 31st. If a program would have started on one of those dates, it will start on the 1st business day of the following month. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase, but the length of the Dollar Cost Averaging program will not.

NOTE CAREFULLY:

IF:

•	we do not receive all necessary information to begin an initial Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	we do not receive the minimum required amount to begin an initial Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	any amount in a fixed source will be transferred to the money market investment choice; and

•	any amount in a variable source will remain in that variable investment choice; and

•	new instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed and the additional premium meets the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, start a new Dollar Cost Averaging program using the previous instructions.

IF:

•	we receive additional premium payments after a Dollar Cost Averaging program is completed, and the additional premium does not meet the minimum requirements to start a Dollar Cost Averaging program;

THEN:

•	we will, absent new instructions to the contrary, allocate the additional premium among the subaccounts as identified in the previous Dollar Cost Averaging program.

IF:

•	you discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	we will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

A Dollar Cost Averaging program can be used in conjunction with a guaranteed minimum withdrawal benefit (subject to any investment restrictions involving the source).

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain policies, may not be available for all policies, and may not be available in all states. See your policy for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If a transfer is requested, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing.

Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

Asset Rebalancing can be used in conjunction with a guaranteed minimum withdrawal benefit. Please note, any amounts rebalanced may be immediately transfered to the PAM investment choices or OA subaccounts as applicable under the Portfolio Allocation Method or OA Method.

There is no charge for this benefit.

Guaranteed Lifetime Withdrawal Benefits

You may elect one of the following optional riders under the policy that offers guaranteed lifetime withdrawal benefits - the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider. Important aspects of each of these riders are summarized in the “Appendix - Guaranteed Lifetime Withdrawal benefit Comparison Table” and are described in more detail below. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

The following benefits are no longer available for new sales, but if you have previously elected one of these riders you can still upgrade:

•	5 for LifeSM Rider

•	5 for LifeSM with Growth Rider

•	Income SelectSM for Life Rider

•	Retirement Income ChoiceSM Rider

•	Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider

•	Retirement Income ChoiceSM 1.4 Rider

See Appendices for Additional Information on each of these riders.

Living Benefits Rider

You may elect to purchase the optional Living Benefits Rider (also known as Guaranteed Principal Solution Rider) which provides you with a guaranteed minimum accumulation benefit and a guaranteed minimum withdrawal benefit. The Living Benefits Rider is only available during the accumulation phase. The Living Benefits Rider is only available for annuitant issue ages through age 80. The maximum issue age may be lower if required by state law.

You should view the Living Benefits Rider as a way to permit you to invest in variable investment choices while still having your policy value and liquidity protected to the extent provided by the Living Benefits Rider.

Please note:

•	Certain protections under the rider are available only if you hold the rider for ten years.

•

If you elect the rider, we will monitor your policy value and we may transfer amounts back and forth between specified investment choices under the policy (including guaranteed period options in the fixed account) and the variable investment choices you choose, according to a mathematical model that we will use to assist us in managing portfolio risk and supporting the guarantees under the rider. See “Portfolio Allocation Method” below.

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed minimum withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take the maximum advantage of the tax deferral aspect of the policy.

•	The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Living Benefits Rider for a qualified policy.

Guaranteed Minimum Accumulation Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a guaranteed future value. This benefit is intended to provide a level of protection regardless of the performance of the variable investment choices you select.

Guaranteed Future Value. We guarantee that, on the guaranteed future value date (ten years after you elect the rider), your policy value will at least equal your guaranteed future value. The guaranteed future value on the rider date (i.e., the date the rider is added to the policy) is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date and before the guaranteed future value date, the guaranteed future value is equal to:

•	the guaranteed future value on the rider date; plus

•	a percentage of subsequent premium payments (as described below); less

•	subsequent adjusted partial withdrawals (as described below).

After the guaranteed future value date, the guaranteed future value equals zero.

Subsequent Premium Payments. The percentage of subsequent premium payments that will be added to the guaranteed future value is as follows:

Rider Year	Percent of subsequent premium payments added to guaranteed future value
1	100%
2	90%
3	80%
4	70%
5	60%
6	50%
7	50%
8	50%
9	50%
10	0%

Guaranteed Future Value Adjusted Partial Withdrawals. If you take a partial withdrawal, even withdrawals under the guaranteed minimum withdrawal benefits, it will reduce your guaranteed future value. The amount of the reduction is referred to as the adjusted partial withdrawal amount, which will be equal to the greater of:

•	the guaranteed future value immediately prior to the withdrawal multiplied by the percentage reduction in the policy value resulting from the gross partial withdrawal; or

•	the gross partial withdrawal amount.

(The gross partial withdrawal amount is the amount you request, plus any surrender charge adjustment that may be applicable.)

In other words, if your policy value is greater than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value is reduced by the same amount we reduce your policy value. However, if your policy value is less than the guaranteed future value at the time you make a partial withdrawal, then your guaranteed future value will be reduced by more than the amount we reduce your policy value.

See the “Appendix – Living Benefits Rider Adjusted Partial Withdrawals” to this prospectus for examples showing the effect of hypothetical withdrawals in more detail, including withdrawals that reduce the guaranteed future value by more than the amount of the gross partial withdrawal.

Guaranteed Minimum Accumulation Benefit. On the guaranteed future value date (ten years after you elect the rider), if the policy value is less than the guaranteed future value, we will add an amount equal to the difference to your policy value (the policy value will then be subject to investment risk). This addition will not increase your “principal back” or “for life” total withdrawal bases. After the guaranteed future value date, the guaranteed minimum accumulation benefit will terminate.

Example. Assume you make a single premium payment of $100,000 and you do not make any withdrawals or additional premium payments. If, on the guaranteed future value date, your policy value has declined to $90,000 because of negative investment performance, then we will add $10,000 ($100,000 – $90,000) to your policy value.

Please note: You do not have any protection under the guaranteed minimum accumulation benefit unless you hold the policy with the rider for ten years. If you think that you may terminate the policy or elect to start receiving annuity payments (or if you must begin taking required minimum distributions) before the guaranteed future value date, electing the rider may not be in your best interests.

Guaranteed Minimum Withdrawal Benefit of Living Benefit Rider

If you elect the Living Benefits Rider, we will provide a maximum annual withdrawal amount (first as withdrawals from your policy value or, if necessary, as payments from us) regardless of your policy value. This benefit is intended to provide a level of benefits regardless of the performance of the variable investment choices you select.

Withdrawal Guarantees. We account for the withdrawals you take under the rider by applying two different withdrawal guarantees:

•	“principal back,” for withdrawals of up to 7% of your total withdrawal base.

•	“for life,” for withdrawals of up to 5% of your total withdrawal base.

When you make a withdrawal, you do not need to specify it as being under either withdrawal guarantee. Any withdrawals that you take while the rider is in effect could have different impacts under each of the withdrawal guarantees - on your maximum annual withdrawal amount, on your total withdrawal base, and on your minimum remaining withdrawal amount. For example, withdrawals that are compliant with the “principal back” maximum withdrawal amount could result in excess withdrawals under the “for life” withdrawal guarantee and, consequently, would reduce the maximum annual withdrawal amount, the total withdrawal base, and the minimum remaining withdrawal amount under the “for life” withdrawal guarantee. (See “Adjusted Partial Withdrawals” below.)

Example: Assume you make a single premium payment of $100,000 and you have not made any withdrawals or additional premium payments. If you withdraw $6,000, that would be an excess withdrawal of $1,000 ($6,000 - $5,000) under the for life guarantee but not under the principal back guarantee.

Your ability to change the frequency or amount of your withdrawals ceases if your policy value reaches zero.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Appendix - Living Benefits Rider Adjusted Partial Withdrawals,” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•	Any amount withdrawn in a rider year (including any surrender charge) in excess of the maximum withdrawal amount is an excess withdrawal.

•

The amount of your excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount under each guarantee on a greater than dollar-for-dollar basis. (See “Maximum Annual Withdrawal Benefit,” “Total Withdrawal Base,” and “Minimum Remaining Withdrawal Amount,” below.)

Withdrawals under the guaranteed minimum withdrawal benefit also:

•	reduce your policy value;

•	reduce the guaranteed future value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties (See “Section 9. Taxes”).

Maximum Annual Withdrawal Amount. Under this benefit:

•	you can withdraw up to 7% of your “principal back” total withdrawal base each rider year until your “principal back” minimum remaining withdrawal amount reaches zero.

Example. Assume you make a single premium payment of $100,000 and that you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $7,000 (7% of $100,000) each rider year for the next fourteen years and $2,000 in the year immediately thereafter so you would get back your full $100,000 (assuming that you do not withdraw more than $7,000 in any one rider year).

•

or, you can withdraw up to 5% of your “for life” total withdrawal base each rider year starting with the rider anniversary immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death, unless your “for life” minimum remaining withdrawal amount reaches zero because of “excess withdrawals” (see “Adjusted Partial Withdrawals,” below). A penalty tax may be assessed on amounts surrendered from the policy before the annuitant reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Assume you do not make any withdrawals or additional premium payments. Assume that after five years, your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each rider year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one rider year).

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero you cannot make premium payments, and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated.

In order to continue withdrawals under this rider after your policy value reaches zero, you must select an amount (which can not exceed the maximum annual withdrawal amount at that time) and frequency (annually, quarterly or monthly) of future withdrawals. Once selected, the amount and frequency of future withdrawals cannot be changed.

Please note:

•	Withdrawals under the 5% “for life” guarantee cannot begin until after the rider anniversary following the annuitant’s 59th birthday.

•	Any withdrawal before the rider anniversary following the annuitant’s 59th birthday will reduce the benefits under the 5% “for life” guarantee.

•	The maximum annual withdrawal amounts described above (the 7% “principal back” and 5% “for life”) are based on rider years, not calendar or policy years (if different from rider years).

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the maximum annual withdrawal amount during a rider year, you cannot take more than the maximum annual withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•

If you have a qualified policy, minimum required distribution rules may force you to take excess withdrawals to avoid the imposition of a 50% excise tax. Further, some qualified policies have withdrawal restrictions that may (with limited exceptions) prevent you from taking withdrawals before age 59 1/2. You should consult a tax advisor before purchasing this rider with a qualified policy.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to:

•	the total withdrawal base on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate total withdrawal bases for the “principal back” and “for life” guarantees.

Please note: We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value(less any premium enhancements if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

We will calculate separate minimum remaining withdrawal amounts for the “principal back” and “for life” guarantees. It is important to calculate separate minimum remaining withdrawal amounts because they can provide different payment amounts not only upon reaching exhaustion but also in certain situations involving continuation after the annuitant’s death.

Adjusted Partial Withdrawals. Each rider year, for each withdrawal guarantee (i.e., “principal back” and “for life”), gross partial withdrawals (the amount that you request be withdrawn, plus any surrender charge that may be applicable) up to the maximum annual withdrawal amount for that withdrawal guarantee, will reduce the minimum remaining withdrawal amount for that withdrawal guarantee on a dollar-for-dollar basis, but will not reduce the total withdrawal base for that withdrawal guarantee. For each withdrawal guarantee, gross partial withdrawals in excess of the maximum annual withdrawal amount for that withdrawal guarantee will reduce the total withdrawal base and minimum remaining withdrawal amount for that withdrawal guarantee by a pro rata amount (possibly to zero). See “Appendix -Living Benefits Rider Adjusted Partial Withdrawals,” which provides examples showing the effect of a withdrawal. Excess withdrawals may cause you to lose the withdrawal guarantees under this rider.

Please note: Gross partial withdrawals that are compliant with the “principal back” withdrawal guarantee (i.e., withdrawals of the “principal back” maximum annual withdrawal amount) and any partial withdrawal before the rider anniversary following the annuitant’s 59th birthday, will result in an excess partial withdrawal under the “for life” guarantee, and will reduce the “for life” maximum annual withdrawal amount, the “for life” total withdrawal base, and the “for life” minimum remaining withdrawal amount. Such reduction may be on a greater than dollar-for-dollar basis if the policy value is less than the applicable base.

Rider Fee. A rider fee, 0.90% of the “principal back” total withdrawal base on each rider anniversary, is charged annually before annuitization. We will also deduct the rider fee upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

We will continue to calculate the rider fee using the “principal back” total withdrawal base even after the “principal back” minimum remaining withdrawal amount reaches zero. The “principal back” total withdrawal base is always greater than or equal to the “for life” total withdrawal base.

Please note: Because the rider fee is a percentage of your “principal back” total withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that total withdrawal base is higher than your policy value.

Portfolio Allocation Method

If you elect the Living Benefits Rider, the Portfolio Allocation Method (“PAM”) will automatically be in effect. PAM is designed to help manage portfolio risk and support the guarantees under the Living Benefits Rider. Using PAM, we will monitor your policy value and may transfer amounts back and forth between the PAM TA AEGON U.S. Government Securities - Service Class subaccount (which invests in the Transamerica AEGON U.S. Government Securities VP - Service Class portfolio of the Transamerica Series Trust) or certain guaranteed period options of the fixed account (each a “PAM investment choice” and collectively, the “PAM investment choices”) and the variable investment choices you choose. You should read the underlying fund prospectus for the variable PAM investment choice(s) carefully before you elect the Living Benefits Rider. We will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to support the guarantees under the rider. We will transfer amounts to the PAM investment choices proportionally from all your variable investment choices. Currently, PAM transfers are being made to the PAM TA AEGON U.S. Government Securities—Service Class subaccount. We will not transfer amounts to the PAM investment choices if your policy value is greater than guarantees under the rider.

PAM is designed to help reduce portfolio risk associated with negative performance. Using PAM, we will transfer amounts from your variable investment choices to the PAM investment choices to the extent we deem necessary to help manage portfolio risk and support the guarantees under the Living Benefits Rider. You should not view the Living Benefits Rider nor PAM as a “market timing” or other type of investment program designed to enhance your policy value. If you choose this rider, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment choices to the PAM investment choices, less of your policy value may be available to participate in any future positive investment performance of your variable investment choices. This may potentially provide a lower policy value than if you did not select the Living Benefits Rider.

Under PAM, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the PAM subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the PAM subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the PAM subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors. We may transfer some or all of your policy value to or from the PAM investment choices.

Transactions you make also affect the number of PAM transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional PAM transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the PAM investment choices. PAM transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Transfers out of a fixed account PAM investment choice are at our discretion. Any transfer to your variable investment choices will be allocated into your variable investment choices in proportion to the amount of policy value in each variable investment choice.

Generally, transfers to the PAM investment choices first occur when the policy value drops by a cumulative amount of 3% to 5% over any period of time, although we may make transfers to the PAM investment choices when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. If the policy value continues to fall, more transfers to the PAM investment choices will occur. When a transfer occurs, the transferred policy value is allocated to the PAM investment choice(s) we deem appropriate. The policy value allocated to the PAM investment choices will remain there unless the performance of your chosen investment choices recovers sufficiently to enable us to transfer amounts back to your investment choices while maintaining the guarantees under the Living Benefits Rider. This generally occurs when the policy value increases by 5% to 10% in relation to the guarantees, although we may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the PAM subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the PAM subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix—PAM Method Transfers” for more detail regarding the workings of the mathematical model.

Upgrades

Prior to the annuitant’s 86th birthday and after the third rider anniversary, you can upgrade the total withdrawal base and guaranteed future value to the policy value by providing us the required notice. The minimum remaining withdrawal amounts will also be upgraded to the policy value and the maximum annual withdrawal amounts will be recalculated.

If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, guaranteed future value date, and its own rider fee percentage (which may be higher than your current rider fee percentage). The “principal back”

and “for life” withdrawal percentages will not change. The new rider date will be the date the Company receives all necessary information.

Annuitization

If you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your 5% “for life” maximum annual withdrawal amount.

Termination

The Living Benefits Rider will terminate upon the earliest of the following:

•	the date we receive written notice from you in good order requesting termination of the Living Benefits Rider (you may not terminate the rider before the third rider anniversary);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your 5% “for life” maximum annual withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a maximum annuity commencement date.

The Living Benefits Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Living Benefits Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income ChoiceSM 1.2 Rider

You may elect to purchase the optional Retirement Income ChoiceSM 1.2 Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value according to either the Designated Allocation option or Open Allocation option. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.2 rider for a qualified policy. If you elect the Retirement Income ChoiceSM 1.2 rider you cannot elect another GLWB.

Retirement Income ChoiceSM 1.2 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated according to the Designated Allocation option or the Open Allocation option. You should consult with your registered representative to assist you in determining whether the investment restrictions attributable to each option are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis and may eliminate the benefit.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.2 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and

Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated according to either the Designated Allocation option or the Open Allocation option. (See “Allocation Options and Restrictions.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-79	5.0%	4.5%
≥80	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value(less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is magnified if the policy value is less than the withdrawal base. See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 66 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 71, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 71 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail.

For riders issued on or after December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

TA AEGON Tactical Vanguard ETF - Growth – Service Class

TA Asset Allocation - Moderate Growth – Service Class

TA International Moderate Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation - Growth – Service Class

TA Vanguard ETF Index - Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced – Service Class

TA Asset Allocation - Moderate – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation - Balanced – Service Class

TA Vanguard ETF Index - Balanced – Service Class

Designated Allocation Group C

American Funds - Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF - Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation - Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index - Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Allocation Options and Restrictions. If you elect this rider, you must allocate 100% of your policy value according to either the Designated Allocation option or the Open Allocation option. Transfers will be permitted between the Designated Allocation option and the Open Allocation option at any time.

Designated Allocation Option. Under the Designated Allocation option, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio – Class B

American Funds - Asset Allocation Fund – Class 2

Fidelity VIP Balanced Portfolio – Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund – Class 4

GE Investments Total Return Fund – Class 3

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA Asset Allocation - Moderate Growth – Service Class

TA Efficient Markets – Service Class

TA International Moderate Growth – Service Class

TA Janus Balanced – Service Class

TA Legg Mason Dynamic Allocation - Growth – Service Class

TA Multi-Managed Balanced – Service Class

TA Vanguard ETF Index - Growth – Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced – Service Class

TA Asset Allocation - Moderate – Service Class

TA BlackRock Global Allocation – Service Class

TA BlackRock Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation - Balanced – Service Class

TA Vanguard ETF Index - Balanced – Service Class

Designated Allocation Group C

American Funds - Bond Fund – Class 2

TA AEGON Tactical Vanguard ETF - Conservative – Service Class

TA AEGON Money Market – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation - Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Total Return – Service Class

TA PIMCO Real Return TIPS – Service Class

TA Vanguard ETF Index - Conservative – Service Class

Fixed Account

Transfers between the designated investment options in the Designated Allocation option are allowed as permitted under the policy; however, transfers as provided for in the policy from a designated investment option to a non-designated investment option are not permitted unless you change your allocation option to the Open Allocation option. If you transfer from one Designated Allocation option to another, you will be subject to the charge for the new Designated Allocation group then offered to new rider owners.

Open Allocation Option

Open Allocation Option. Under the Open Allocation option, you may allocate to any investment options available under the policy.

If you elect the Open Allocation option, the OA Method will automatically be in effect. The OA Method uses a mathematical model which is designed to help the Company manage portfolio risk and support the guarantees under the rider. Under the OA Method, the mathematical model monitors your policy value and guarantees under the rider and transfers amounts back and forth between the OA TA ProFund UltraBear subaccount or certain other subaccounts (e.g., TA AEGON Money Market subaccount, TA AEGON US Government Securities subaccount) we choose (each an “OA subaccount” and collectively, the “OA subaccounts”) and the variable investment options you choose to the extent necessary to support the benefit guarantees. You will still have complete discretion over the selection of, and allocation to, the variable investment options for any portion of your policy value that the OA Method does not allocate to the OA subaccounts. You should read the underlying fund prospectus for the variable OA subaccounts carefully before you elect the Open Allocation option.

Transfers to the OA subaccounts according to the mathematical model will be proportionally from all your variable investment options. This mathematical model will not change once you purchase the rider, but we may use a different model for riders issued in the future.

The OA Method is designed to help manage the Company’s portfolio risk associated with negative performance and support the guarantees under the rider. You should not view the rider nor the OA Method as a “market timing” or other type of investment program designed to enhance your policy value. If you choose the Open Allocation option, it may result in a lower policy value in certain situations. If policy value is transferred from your chosen variable investment options to the OA subaccounts, less of your policy value may be available to participate in any future positive investment performance of your variable investment options. This may potentially provide a lower policy value than if you did not select the Open Allocation option.

Under the OA Method, the mathematical model compares a number of interrelated factors including your policy value and the guarantees under the rider to be provided in the future. The mathematical model also uses assumptions for interest rates, the duration of the policy and stock market volatility. The following table sets forth the most influential of these factors and indicates how each one (assuming all other factors remain constant) could trigger a transfer into or out of the OA subaccounts.

Factor	Direction of Transfer
Policy Value Increases	Transfer to the investment options
Policy Value Decreases	Transfer to the OA subaccounts
Interest Rates Increase	Transfer to the investment options
Volatility Increases	Transfer to the OA subaccounts

The amount of the transfer will vary depending on the magnitude and direction of the change in these factors.

Transactions you make also affect the number of OA transfers including:

•	additional premium payments; and

•	excess withdrawals.

These transactions will change the policy value relative to the guarantees under the rider and may result in additional OA transfers.

You may not allocate premium payments to, nor transfer policy value into or out of, the OA subaccounts. OA Method transfers are not subject to any transfer fee and do not count against the number of any free transfers we allow. Any transfer to your variable investment options will be allocated into your variable investment options in proportion to the amount of policy value in each variable investment option.

Generally, transfers to the OA subaccounts first occur when the policy value drops by a cumulative amount of 2% to 5% over any period of time, although the mathematical model may make transfers to the OA subaccounts when the policy value drops by a cumulative amount of less than 3% in relation to the guarantees. The mathematical model will not transfer more than 20% of the policy value to the OA subaccounts. If the policy value continues to fall, no more transfers to the OA subaccounts will occur. However, up to 30% of the policy value could be in the OA subaccounts due to negative performance of the investment options. If negative investment performance causes the percentage of the policy value in the OA subaccounts to exceed 30% then the mathematical model will transfer the excess policy value back into your investment options. The policy value allocated to the OA subaccounts will remain there unless your policy value recovers sufficiently to enable us to transfer amounts back to your investment options while maintaining the guarantees under the rider. This generally occurs when the policy value increases by 2.5% to 10% in relation to the guarantees under the rider, although the mathematical model may require a larger increase before transferring amounts back to your investment options.

The Daily Rebalancing Formula Under the Mathematical Model: As noted above, to limit our exposure under the rider, we transfer policy value from your investment options to the OA subaccounts, to the extent called for by a mathematical model that will not change once you purchase the policy. We do this in order to minimize the need to provide payments (for example, when your policy value goes to zero by other than an excess withdrawal), or to extend the time before any payment is required. When payments become more likely (because your policy value is approaching zero), the mathematical model will tend to allocate more policy value to the OA subaccounts. If, on the other hand, the policy value is much higher than the guarantees under the rider, then payments may not be necessary, and therefore, the mathematical model will tend to allocate more policy value to the investment options.

Each business day the mathematical model computes a “target allocation,” which is the portion of the policy value that is to be allocated to the investment options.

The target allocation depends on several factors, including the policy value as compared to the guarantees under the rider, the time until payments are likely required, and interest rates. However, as time passes, these factors change. Therefore, the target allocation changes from one business day to the next. The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

See “Appendix—OA Method Transfers” for more detail regarding the workings of the mathematical model.

Please Note: The OA TA ProFunds UltraBear subaccount invests in the Transamerica ProFunds UltraBear VP portfolio which is designed to seek daily investment results, before fees and expenses that correspond to twice (200%) the inverse (opposite) of the daily performance of the S&P 500 Index. Please read the prospectus for the Transamerica ProFunds UltraBear VP portfolio to understand how its investment objective may affect your policy value if OA Method transfers occur to the OA TA ProFunds UltraBear subaccount.

You cannot allocate premium payments or transfers to the OA subaccounts.

Please note:

•	If you no longer want to be subject to an allocation option, you will be required to terminate the rider. If you terminate the rider you will lose all of its benefits.

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.2 – Additional Options

You may elect the following options with this rider (the options are not mutually exclusive):

•	Death Benefit and;

•	Joint Life

There is an additional fee if you elect the Death Benefit option under the rider. If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elect the Joint Life option in combination with the Death Benefit option, then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.2 Rider and Additional Option Fees”.

1. Death Benefit. If you elect this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. DEATH BENEFIT.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value(less any premium enhancements if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Appendix -Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.2 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

•

The additional death benefit adjustment differs from the adjusted partial surrender amount for the Guaranteed Minimum Death Benefits described in Section 8. DEATH BENEFIT – Guaranteed Minimum Death Benefits. Accordingly, withdrawals may effect the additional death benefit differently than the Guaranteed Minimum Death Benefits.

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elect this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income ChoiceSM 1.2 Fees

Retirement Income ChoiceSM 1.2 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, transfers between designated investment groups, or changes to other allocation options during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The Open Allocation option base quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the

rider quarter divided by the total number of days in the applicable rider year.

The Designated Allocation option base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•

Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different (or multiple) designated allocation groups or different allocation options on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be allocated.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elect options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.2 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.2 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.2 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income ChoiceSM 1.2 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.2 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Income LinkSM Rider

You may elect to purchase the optional Income LinkSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit that uses a higher withdrawal percentage for a defined period of time and then resets to a lower percentage (see the “Withdrawal Options and Percentages” section); and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income LinkSM rider for a qualified policy. The date this rider is added to your policy is the “rider date.” You choose the date of the first Income LinkSM rider systematic withdrawal, which is the Income LinkSM rider start date. If you elect the Income LinkSM rider you cannot elect another GLWB.

Income LinkSM Rider – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each Income LinkSM rider withdrawal year (first as systematic withdrawals from your policy value and, if necessary, as systematic payments from us), beginning on the Income LinkSM rider start date and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of any withdrawal that is not an Income LinkSM rider systematic withdrawal; see Withdrawal Base Adjustments below). The first Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each successive Income LinkSM rider withdrawal year begins thereafter on each anniversary of that date.

Income LinkSM Rider – Systematic Withdrawals. In order to begin receiving Income LinkSM rider systematic withdrawals, you must elect the withdrawal option and frequency (monthly, quarterly, semi-annually or annually) through which you will receive the Income LinkSM rider systematic withdrawals (for qualified policies you will also have to elect whether or not to receive your minimum required distribution amount as calculated herein). Any change to the frequency of your Income LinkSM rider systematic withdrawals will take effect at the beginning of the next Income LinkSM rider withdrawal year. Any other withdrawal, regardless of amount or timing, is a non-Income LinkSM rider systematic withdrawal. See “Withdrawal Base Adjustments”.

Of course, you can always withdraw any amount up to your cash value pursuant to your rights under the policy at your discretion however, withdrawals other than Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will reduce the withdrawal base. See the “Appendix—Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income LinkSM Rider” for an example showing the effect of a hypothetical withdrawal in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for Income LinkSM rider systematic withdrawals from your policy value each Income LinkSM rider withdrawal year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount or on a non-systematic basis, because such withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Depending on which withdrawal option you elect, your withdrawal percentage will decrease after second, third, fourth, fifth, sixth or seventh withdrawal year.

•

The longer you wait to start taking Income LinkSM rider systematic withdrawals under the rider, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular Income LinkSM rider systematic withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•

Any withdrawal that is not an Income LinkSM rider systematic withdrawal (or certain minimum required distributions) will decrease the withdrawal base; the impact may be on a greater than dollar-for-dollar basis.

•

During any Income LinkSM rider withdrawal year, if there is a withdrawal base adjustment, the remaining rider withdrawal amount and the Income LinkSM rider systematic withdrawal amount will increase or decrease by the same percentage as the withdrawal base.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Income LinkSM rider terminates and all benefits thereunder cease.

•

The only way to receive withdrawals (either Income LinkSM rider systematic withdrawals or minimum required distributions) without causing an adjustment to the withdrawal base is to use the Income LinkSM rider systematic withdrawal programs.

Like all withdrawals, Income LinkSM rider systematic withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce the amount you can withdraw “adjustment free” as a minimum required distribution;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount systematically each Income LinkSM rider withdrawal year from your policy value without causing an adjustment. See “Withdrawal Base Adjustments” below. You must use a systematic withdrawal program to withdraw your rider withdrawal amount. Such withdrawals are Income LinkSM rider systematic withdrawals. Any withdrawal other than an Income LinkSM rider systematic withdrawal is considered a non-Income LinkSM rider systematic withdrawal and will result in a withdrawal base adjustment (except for certain minimum required distributions, see “Minimum Required Distribution”).

The annual rider withdrawal amount is zero until Income LinkSM rider start date. On the Income LinkSM rider start date and at the beginning of each Income LinkSM rider withdrawal year thereafter, the annual rider withdrawal amount is equal to the applicable withdrawal percentage (based on the withdrawal option you elect) multiplied by the withdrawal base. During any Income LinkSM rider withdrawal year, the rider withdrawal amount and Income LinkSM rider systematic withdrawal amount may be adjusted up or down as described in the Withdrawal Base Adjustment section.

Minimum Required Distribution: Prior to the Income LinkSM rider start date, the systematic withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment. After the Income LinkSM rider start date, the withdrawal of the minimum required distribution amount (determined as set forth below) will not cause an adjustment to the withdrawal base; however, it must be withdrawn pursuant to an Income LinkSM rider systematic withdrawal program whereby you will receive your Income LinkSM rider systematic withdrawals and any remaining minimum required distribution amount as calculated herein distributed at the end of the applicable calendar year (not at the end of the applicable rider year).

If the plan participant (generally the annuitant) is at least 70 1/2 years old, you can withdraw via a systematic withdrawal option, an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). Minimum required distribution amounts calculated as set forth above and taken via a systematic withdrawal option will not cause an adjustment under this provision of the rider. Any withdrawal during a calendar year will reduce the withdrawal base adjustment free minimum required distribution amount for that year.

Please note: If you want to change the mode of the systematic withdrawal through which you are receiving your “adjustment free” minimum required distribution, your change will not take effect until the next anniversary of your systematic withdrawal program. Likewise, if you stop a systematic withdrawal program you cannot restart a new systematic program until the date that would have been the anniversary of the systematic withdrawal program you stopped. (For example, if you started a monthly systematic withdrawal program to receive your “adjustment free” minimum required distribution amount on August 19, 2010, and stopped it on December 21, 2010, you could not restart a new systematic withdrawal program until August 19, 2011.)

If your policy value reaches zero by other than an excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero by other than an excess withdrawal, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The rider withdrawal amount will be zero until the Income LinkSM rider start date, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during an Income LinkSM rider withdrawal year for withdrawal in a future Income LinkSM rider withdrawal year. This means that if you do not take the entire rider withdrawal amount during an Income LinkSM rider withdrawal year, you cannot take more than the rider withdrawal amount in the next Income LinkSM rider withdrawal year and maintain the rider’s guarantees.

•	Non-Income LinkSM rider systematic withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Options and Percentages. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the withdrawal option you select. The withdrawal percentages, categorized by withdrawal option, are as follows:

Withdrawal Option— number years at increased rate	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
7 years	5% for 7 years and 4% thereafter	4.5% for 7 years and 3.5% thereafter
6 years	6% for 6 years and 4% thereafter	5.5% for 6 years and 3.5% thereafter
5 years	7% for 5 years and 4% thereafter	6.5% for 5 years and 3.5% thereafter
4 years	8% for 4 years and 4% thereafter	7.5% for 4 years and 3.5% thereafter
3 years	9% for 3 years and 4% thereafter	8.5% for 3 years and 3.5% thereafter
2 years	10% for 2 years and 4% thereafter	9.5% for 2 years and 3.5% thereafter

Please note, once established, the withdrawal percentage will not increase.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to non-Income LinkSM rider systematic withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greater of:

•	current withdrawal base or;

•	the Automatic Step-up amount (see “Automatic Step-Up” below).

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no non-Income LinkSM rider systematic withdrawal occurred, or (2) the policy value on the rider anniversary.

The rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Please note:

•	The withdrawal base “steps-up” on rider anniversaries whereas a Income LinkSM rider withdrawal year begins on the Income LinkSM rider start date and each anniversary thereof.

•

If an automatic step-up occurs, your remaining rider withdrawal amount and Income LinkSM rider systematic withdrawal amount is proportionally increased for the remainder of that Income LinkSM rider withdrawal year.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Premium additions will increase the withdrawal base on a dollar – for – dollar basis. See “Automatic Step-Up” for a description of how automatic step-ups increase the withdrawal base.

Income LinkSM rider systematic withdrawals up to the rider withdrawal amount will not reduce the withdrawal base. Any withdrawals that are not Income LinkSM rider systematic withdrawals will reduce the withdrawal base, however, by the greater of the dollar amount of the withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Income LinkSM Rider” for examples showing the effect of hypothetical withdrawals in more detail. The effect of a negative adjustment is amplified if the policy value is less than the withdrawal base. See the “Appendix – Guaranteed Lifetime Benefit Adjustment Partial Surrenders – Income LinkSM Rider” for examples showing the effect of hypothetical non – Income LinkSM rider systematic withdrawals in more detail, including a non – Income LinkSM rider systematic withdrawal that reduces the withdrawal base by a pro rata amount. Withdrawal base adjustments occur immediately following premium additions or non – Income LinkSM rider systematic withdrawals. If you take a non – Income LinkSM rider systematic withdrawal that reduces your policy value (and withdrawal base) to zero, then the Income LinkSM rider will terminate and you will lose all its benefits.

Please Note: We do not monitor for non – Income LinkSM rider systematic withdrawals or notify you of withdrawal base adjustments. If you take a non – Income LinkSM rider systematic withdrawal please note your Income LinkSM rider systematic withdrawal amount will be reduced.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Asset Allocation – Conservative – Service Class

TA Vanguard ETF Index – Conservative – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non – designated investment option. Following the fifth rider anniversary you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Income LinkSM Rider– Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The withdrawal percentage for each withdrawal option is lower if you elect this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

Income LinkSM Rider Fees

Income LinkSM Rider Fee. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and non-Income LinkSM rider systematic withdrawals during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The quarterly fee is calculated by multiplying (A) by (B) by (C), where:

(A)	is the withdrawal base;

(B)	rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the first rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage will remain the same).

Rider Fee Adjustment for Withdrawal Base Adjustments. A rider fee adjustment will also be calculated for subsequent premium payments and non-Income LinkSM rider systematic withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider.

Income LinkSM Rider Issue Requirements

The Company will not issue the Income LinkSM rider unless:

•	the annuitant is at least 55 years old and not yet 81 years old (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is at least 55 years old and not yet 81 years old (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Income LinkSM rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the rider if such notice is received by us following the fifth rider anniversary;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Income LinkSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income LinkSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

Retirement Income MaxSM Rider

You may elect to purchase the optional Retirement Income MaxSM rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income MaxSM rider for a qualified policy. If you elect the Retirement Income MaxSM rider you cannot elect another GLWB.

Retirement Income MaxSM – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary because your policy value goes to zero by other than an excess withdrawal, as payments from us for life), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s (or surviving spouse’s if the joint life option is elected) death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments, below). A rider year begins on the rider date and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Appendix - Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders -Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantee provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base on a greater than dollar-for-dollar basis and may cause you to lose the benefit of this rider.

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income MaxSM rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” below.

The rider withdrawal amount is zero if the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income MaxSM Rider” for an example showing the effect of a minimum required distribution amount.

If your policy value reaches zero:

•

due to a non-excess withdrawal, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, (i.e., payments of the rider withdrawal amount for life) you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

•	due to an excess withdrawal, then this rider terminates (as does the policy).

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

For riders issued on or after December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.30%	3.80%
65-79	5.30%	4.80%
≥80	6.30%	5.80%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

For riders issued before December 12, 2011.

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse’s age if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse’s if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.5%	4.10%
65-74	5.5%	5.10%
≥75	6.5%	6.10%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	current withdrawal base;

•	the withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•

the policy value on any monthiversarySM, (the same day of the month as the rider date, or the next business day if our Administrative Office or the New York Stock Exchange are closed) including the current rider anniversary (see “Automatic Step-Up” below).

See “Appendix – Hypothetical Example of the Withdrawal Base Calculation – Retirement Income MaxSM Rider” which illustrates the hypothetical example of the withdrawal base calculation.

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up. Please note, the increase is part of the automatic step-up and if no automatic step-up occurs then there will be no withdrawal percentage increase.

On each rider anniversary the rider fee percentage may increase (or decrease) up to 75 basis points (0.75%) at the time of any automatic step-up (but will not exceed the maximum rider fee percentage in the fee table), i.e., the rider fee percentage is reset to the rider fee percentage then associated with newly issued riders.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. If an excess withdrawal reduces the policy value to zero, this rider will terminate. Withdrawal base adjustments occur immediately following excess withdrawals. See “Appendix – Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders – Retirement Income MaxSM Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

For riders issued on or after December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

For riders issued before December 12, 2011.

Designated Investment Options. If you elect this rider, you must designate 100% of your policy value into one or more of the designated investment options:

American Funds – Bond Fund – Class 2

TA AEGON Money Market – Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON U.S. Government Securities – Service Class

TA Asset Allocation – Conservative – Service Class

TA Asset Allocation – Moderate – Service Class

TA AllianceBernstein Dynamic Allocation – Service Class

TA Vanguard ETF Index – Balanced – Service Class

TA JPMorgan Core Bond – Service Class

TA JPMorgan Tactical Allocation – Service Class

TA Legg Mason Dynamic Allocation – Balanced – Service Class

TA PIMCO Real Return TIPS – Service Class

TA PIMCO Total Return – Service Class

TA Vanguard ETF Index – Conservative – Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•

The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after the fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Retirement Income MaxSM – Joint Life Option

If you elect this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy). If you elect the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower.

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elect this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elect this option.

•	The withdrawal percentage for each “age at the time of the first withdrawal” is lower if you elect this option.

Retirement Income MaxSM Rider Fees

For riders issued on or after December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.0125*(91/365)

=1,250*(91/365)

=$311.64

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.0125*(20/365)

=125*(20/365)

=$6.85

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=6.85 + 311.64

=$318.49

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

For riders issued before December 12, 2011.

Retirement Income MaxSM. The rider fee is calculated on the rider date and at the beginning of each rider quarter. The rider fee will be adjusted for any premium additions and excess withdrawals. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the rider fee is the “rider fee percentage” (see the Fee Table) times the withdrawal base. Specifically, the quarterly fee is calculated by multiplying (A) by (B) multiplied by (C), where:

(A)	is the withdrawal base;

(B)	is the rider fee percentage; and

(C)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

Example 1: Calculation at rider issue for first quarter rider fee assuming an initial withdrawal base of $100,000.

=100,000*0.01(91/365)

=1,000*(91/365)

=$249.32

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

On each rider anniversary the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up results in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the rider fee:

•	Because the rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the rider fee is a percentage of the withdrawal base, the amount of the rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Example 2: Calculation for first quarter fee assuming initial withdrawal base from Example 1 above, plus adjustment for additional premium payment of $10,000 made with 20 days remaining in the first rider quarter. The withdrawal base change equals $10,000. Fee adjustment as follows:

=10,000*0.01(20/365)

=100*(20/365)

=$5.48

Total fee assessed at the end of the first rider quarter (assuming no further rider fee adjustments):

=5.48 + 249.32

=$254.80

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income MaxSM Rider Issue Requirements

The Company will not issue the Retirement Income MaxSM rider unless:

•	The annuitant is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income MaxSM rider will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

The Retirement Income MaxSM rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income MaxSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

11.	OTHER INFORMATION

Ownership

You, as owner of the policy, exercise all rights under the policy. You can change the owner at any time by notifying us in writing at our Administrative and Service Office. An ownership change may be a taxable event.

Beneficiary

The beneficiary designation will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received in our Administrative and Service Office. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If, upon the death of the annuitant, there is a surviving owner(s), then the surviving owner(s) automatically takes the place of any beneficiary designation.

Right to Cancel Period

You may return your policy for a refund, but only if you return it within a prescribed period, which is generally 20 days (after you receive the policy), or whatever longer time may be required by state law. The amount of the refund will generally be the premiums paid plus or minus accumulated gains or losses in the separate account. You bear the risk of any decline in policy value during the right to cancel period. We will pay the refund within seven days after we receive in good order within the applicable period at our Administrative and Service Office, written notice of cancellation and the returned policy. The policy will then be deemed void.

Assignment

You can also generally assign the policy any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment in good order at our Administrative and Service Office and approve it. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that an assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be liable for any payment or other action we take in accordance with the policy before we approve the assignment. There may be limitations on your ability to assign a qualified policy. An assignment may have tax consequences.

Sending Forms and Transaction Requests in Good Order

We cannot process your requests for transactions relating to the policy until they are received in good order. “Good order” means the actual receipt of the instructions relating to the requested transaction in writing (or, when appropriate, by telephone or electronically), along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes, to the extent applicable to the transaction: your completed application; the policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Subaccounts affected by the requested transaction; the signatures of all policy owners (exactly as registered on the Policy) if necessary; Social Security Number or Taxpayer I.D.; and any other information or supporting documentation that we may require, including any spousal or joint owner’s consents. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

“Received” or receipt in good order generally means that everything necessary must be received by us, at our Administrative and Service Office specified in the Glossary of Terms. However, in certain cases where applications or transaction requests are transmitted electronically through or by a broker/dealer, “receipt” can mean the point in time when the application or transaction request is electronically transmitted by the broker/dealer (or other financial intermediary), provided that we actually receive the application or transaction request promptly and in good order. We reserve the right to reject electronic transactions that do not meet our requirements.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any insurance company separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of the Company, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including the Company, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then you may pay a surrender charge on the other annuity, and there will be a new surrender charge period under this annuity and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise).

You may surrender your policy and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your policy after such a transfer and in certain limited circumstances we will allow you to do so by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

To the extent required by law, the Company will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. Accordingly, it is possible for a small number of policy owners (assuming there is a quorum) to determine the outcome of a vote, especially if they have large policy values. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. The Company, like other life insurance companies, is involved in lawsuits, regulatory audits and examination activity. In some class action and other lawsuits, regulatory audits and examination involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation, regulatory audit or examination cannot be predicted with certainty, the Company believes that at the present time there are no pending or threatened lawsuits, regulatory audits or examinations that are reasonably likely to have a material adverse impact on the separate account, on the ability of Transamerica Capital, Inc., to perform under its principal underwriting agreement, or on the ability of the Company to meet its obligations under the policy.

Transamerica Financial Life Insurance Company

Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. The Company is a wholly-owned indirect subsidiary of Transamerica Corporation which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. The Company is licensed in all states and the District of Columbia.

All obligations arising under the policies, including the promise to make annuity payments, are general corporate obligations of the Company. Accordingly, no financial institution, brokerage firm or insurance agency is responsible for the financial obligations of the Company arising under the policies.

Financial Condition of the Company

We pay benefits under your policy from our general account assets and/or from your policy value held in the separate account. It is important that you understand that payments of the benefits depend upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for your policy value that is allocated to the subaccounts of the separate account. Your policy value in those subaccounts constitutes a portion of the assets of the separate account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. You also may be permitted to make allocations to guaranteed period options of the fixed account, which are supported by the assets in our general account. Any guarantees under a policy that exceed policy value, such as those associated with any lifetime withdrawal benefit riders and any optional death benefits, are paid from our general account (and not the separate account). Therefore, any amounts that we may be obligated to pay under the policy in excess of policy value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account. In order to meet our claims-paying obligation we monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. However, it is important to note that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.

How to Obtain More Information. We encourage both existing and prospective policy owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York State Insurance Department as well as the financial statements of the separate account—are located in the statement of Additional Information (SAI). For a free copy of the SAI, simply call or write us at the phone number or address of our Administrative and Service Office referenced in this prospectus. In addition, the SAI’s available on the SEC’s website at http://www.sec.gov. Our financial strength can be found on our website.

The Separate Account

The Company established a separate account, called Separate Account VA BNY, under the laws of the State of New York on September 27, 1994. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the policies of the separate account or the Company. Income, gains and losses (whether or not realized), from assets allocated to the separate account are, in accordance with the policies, credited to or charged against the separate account without regard to the Company’s other income, gains or losses.

The assets of the separate account are held in the Company’s name on behalf of the separate account and belong to the Company. However, those assets that underlie the policies are not chargeable with liabilities arising out of any other business the Company may conduct. The separate account may include other subaccounts that are not available under these policies.

Distribution of the Policies

Distribution and Principal Underwriting Agreement. We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (TCI), for the distribution and sale of the policies. We pay commissions to TCI which are passed through to selling firms. (See below). We also pay TCI an “override” that is a percentage of total commissions paid on sales of our policies which is not passed through to the selling firms and we may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies. TCI markets the policies through bank affiliated firms, national brokerage firms, regional and independent broker-dealers and independent financial planners.

Compensation to Broker-Dealers Selling the Policies. The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws. The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the policies. We pay commissions through TCI to the selling firms for their sales of the policies.

A limited number of affiliated and unaffiliated broker-dealers may also be paid commissions and overrides to “wholesale” the policies, that is, to provide sales support and training to sales representatives at the selling firms. We also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to the policies that have already been purchased.

The selling firms that have selling agreements with us and TCI are paid commissions for the promotion and sale of the policies according to one or more schedules. The amount and timing of commissions may vary depending on the selling agreement, but the maximum commission is 7% of premiums (additional amounts may be paid as overrides to wholesalers).

To the extent permitted by Financial Industry Regulatory Authority (FINRA) rules, TCI may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives. These arrangements are sometimes referred to as “revenue sharing” arrangements and are described further below.

The sales representative who sells you the policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its registered representative and the firm’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a policy. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another. In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this policy to you. You may wish to take such incentives into account when considering and evaluating any recommendation relating to the policies.

Special Compensation Paid to Affiliated Firms. We and/or our affiliates provide paid-in capital to TCI and pay the cost of TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions. We and/or our affiliates also provide TCI with a percentage of total commissions paid on sales of our policies and provide TCI with capital payments that are not contingent on sales.

TCI’s registered representatives and supervisors may receive non-cash compensation, such as attendance at conferences, seminars and trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, payments, loans, loan forgiveness or loan guaranties.

Additional Compensation That We, TCI and/or Our Affiliates Pay to Selected Selling Firms. TCI, in connection with the sales of the policies, may pay certain selling firms additional cash amounts for “preferred product” treatment of the policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives. In exchange for providing TCI with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences, meetings, seminars, events, and/or other services they provide to us and our affiliates. To the extent permitted by applicable law, TCI and other parties may provide the selling firms with occasional gifts, meals, tickets or other non-cash compensation as an incentive to sell the policies. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ among selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the policies and other criteria. For instance, in 2011, TCI, in connection with the sales of our policies, made flat fee payments to several selling firms ranging from $15,000 to $500,000, and payments of between 0.10% and 1.16% on new sales. TCI also paid selling firms special fees based on new sales and/or assets under management.

During 2011, we and/or TCI had such “preferred product” arrangements with the following selling firms:

AXA Advisors LLC

Centarus Financial Inc.

CFD Investments

Citigroup Global Markets

Citizens Investment Services Corporation

BBVA Compass Investment Solutions, Inc.

Equity Services Inc.

Financial Network Invest Corp

FSC Securities

Genworth Financial Securities Corp.

Hantz Financial Services Inc.

Huntington Investment Company

ING Financial Partners

Invest Financial Corporation

Investment Centers Of America

Investacorp

Investors Capital Corp

James T. Borello

LPL Financial (IFP)

M&T Securities Inc.

Merrill Lynch

Morgan Stanley

Multi Financial Securities

Park Avenue Securities

Primevest Financial Services

ProEquities/Protech

Raymond James and Associates

Raymond James Financial Services

Rotal Alliance

SagePoint Financial, Inc.

Securities America, Inc.

Sigma Financial Corporation

Signator Investors, Inc.

SII Investments Inc.

Smith Barney Div of Citigroup

Summit Equities

SunTrust Investment Services, Inc.

The Investment Center, Inc.

Transamerica Financial Advisors

UBS Financial Services, Inc.

US Bancorp Investments Inc.

Valmark Securities Inc.

Wells Fargo Advisors

Wells Fargo Wealth Brokerage

During 2011, in conjunction with TCI, we paid the following amounts (in addition to sales commissions) to the top 10 selling firms (in terms of amounts paid):

Name of Firm	Amount Paid in 2011
LPL Financial LLC	$1,422,696
Morgan Stanley Smith Barney	$1,395,442
Wells Fargo Wealth Brokerage	$1,204,432
Wells Fargo Advisors	$1,083,661
Transamerica Financial Advisors	$886,784
Merrill Lynch, Pierce, Fenner & Smith Incorporated	$847,433
UBS Financial	$499,696
Raymond James Financial Services	$471,327
National Planning Corporation	$451,124
CCO Investment Services Corp.	$390,414

No specific charge is assessed directly to policy owners or the separate account to cover commissions, non-cash compensation, and other incentives or payments described above. We do intend to recoup commissions and other sales expenses and incentives we pay, however, through fees and charges deducted under the policy and other corporate revenue.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Policy - General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica Financial Life Insurance Company

Administration

Records and Reports

Distribution of the Policies

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Registered Public Accounting Firm

Other Information

Financial Statements

Appendix A - Condensed Financial Information

APPENDIX

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS

Please Note: The Company reserves the right to change investment choices made by purchasers of the Living Benefits Rider and Retirement Income ChoiceSM 1.2 Rider (if the Open Allocation option is elected) as we deem necessary to support the guarantees under these riders.

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein Balanced Wealth Strategy Portfolio - Class B	AllianceBernstein L.P.
Investment Objective: Maximize total return consistent with the Adviser’s determination of reasonable risk.

AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein Growth and Income Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.

AMERICAN FUNDS INSURANCE SERIES® TRUST

American Funds - Asset Allocation Fund - Class 2	American Funds - Asset Allocation Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: High total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds - Bond Fund - Class 2	American Funds - Bond Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: To provide as high a level of current income as is consistent with the preservation of capital.

American Funds - Growth Fund - Class 2	American Funds - Growth Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Growth of capital.

American Funds - Growth-Income Fund - Class 2	American Funds - Growth-Income Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Long-term growth of capital and income.

American Funds - International Fund - Class 2	American Funds - International Fund - Class 2	Capital Research and Management CompanySM
Investment Objective: Capital growth.

FIDELITY® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity VIP Balanced Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Seeks income and capital growth consistent with reasonable risk.

Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity VIP Contrafund ® Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term capital appreciation.

Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Long-term growth of capital.

Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity VIP Value Strategies Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Income Securities Fund - Class 2	Franklin Income Securities Fund - Class 2	Franklin Advisers, Inc.
Investment Objective: Maximize income while maintaining prospects for capital appreciation.

Templeton Foreign Securities Fund - Class 2	Templeton Foreign Securities Fund - Class 2	Templeton Investment Counsel LLC
Investment Objective: Long term capital growth.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton VIP Founding Funds Allocation Fund - Class 4	Franklin Templeton Services, LLC
Investment Objective: Capital appreciation with a secondary goal of income.

GE INVESTMENTS FUNDS, INC.

GE Investments Total Return Fund - Class 3	GE Investments Total Return Fund - Class 3	GE Asset Management, Inc.
Investment Objective: Seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust International Equity Portfolio – Class 1	JPMorgan Insurance Trust International Equity Portfolio – Class 1	J.P. Morgan Investment Management Inc.
Investment Objective: High total return consisting of capital growth and current income from a portfolio of equity securities of foreign companies.

MFS ® VARIABLE INSURANCE TRUST

MFS ® New Discovery Series – Service Class	MFS ® New Discovery Series – Service Class	MFS® Investment Management
Investment Objective: Capital appreciation.

TRANSAMERICA SERIES TRUST(2)

TA AEGON High Yield Bond - Service Class	Transamerica AEGON High Yield Bond VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of current income by investing in high-yield debt securities.

TA AEGON Money Market - Service Class(3)	Transamerica AEGON Money Market VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Maximum current income from money market securities consistent with liquidity and preservation of principal.

TA AEGON Tactical Vanguard ETF - Balanced - Service Class	Transamerica AEGON Active Asset Allocation - Moderate VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation and current income.

TA AEGON Tactical Vanguard ETF - Conservative - Service Class	Transamerica AEGON Active Asset Allocation - Conservative VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current Income and preservation of capital.

TA AEGON Tactical Vanguard ETF - Growth - Service Class	Transamerica AEGON Active Asset Allocation - Moderate Growth VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation with current income as secondary objective.

TA AEGON U.S. Government Securities - Service Class	Transamerica AEGON U.S. Government Securities VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: High level of total return as is consistent with prudent investment strategies.

TA AllianceBernstein Dynamic Allocation - Service Class	Transamerica AllianceBernstein Dynamic Allocation VP - Service Class	Alliance Bernstein L.P.
Investment Objective: Capital appreciation and current income.

TA Asset Allocation - Conservative - Service Class	Transamerica Asset Allocation - Conservative VP – Service Class	Transamerica Asset Management, Inc.(4)
Investment Objective: Current income and preservation of capital.

TA Asset Allocation - Growth - Service Class	Transamerica Asset Allocation - Growth VP – Service Class	Transamerica Asset Management, Inc.(4)
Investment Objective: Long-term capital appreciation.

TA Asset Allocation - Moderate - Service Class	Transamerica Asset Allocation - Moderate VP – Service Class	Transamerica Asset Management, Inc.(4)
Investment Objective: Capital appreciation and current income.

TA Asset Allocation - Moderate Growth - Service Class	Transamerica Asset Allocation - Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(4)
Investment Objective: Capital appreciation with current income as a secondary objective.

TA BlackRock Global Allocation - Service Class	Transamerica BlackRock Global Allocation VP - Service Class	BlackRock Investment Management, LLC
Investment Objective: High total investment return. Total investment return is the combination of capital appreciation and investment income.

TA BlackRock Large Cap Value - Service Class	Transamerica BlackRock Large Cap Value VP – Service Class	BlackRock Investment Management, LLC
Investment Objective: Long-term capital growth.

TA BlackRock Tactical Allocation - Service Class	Transamerica BlackRock Tactical Allocation VP - Service Class	BlackRock Financial Management, Inc.
Investment Objective: Capital appreciation with current income as secondary objective.

TA Clarion Global Real Estate Securities - Service Class	Transamerica Clarion Global Real Estate Securities VP – Service Class	CBRE Clarion Securities, LLC

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.

TA Efficient Markets - Service Class	Transamerica Efficient Markets VP - Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation while seeking income as a secondary objective.

TA Hanlon Balanced - Service Class	Transamerica Hanlon Balanced VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Current income and capital appreciation.

TA Hanlon Growth - Service Class	Transamerica Hanlon Growth VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Long-term capital appreciation.

TA Hanlon Growth and Income - Service Class	Transamerica Hanlon Growth and Income VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Capital appreciation and some current income.

TA Hanlon Income - Service Class	Transamerica Hanlon Income VP – Service Class	Hanlon Investment Management, Inc.
Investment Objective: Conservative stability.

TA International Moderate Growth - Service Class	Transamerica International Moderate Growth VP – Service Class	Transamerica Asset Management, Inc.(4)
Investment Objective: Capital appreciation with current income as a secondary objective.

TA JPMorgan Core Bond - Service Class	Transamerica JPMorgan Core Bond VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Total return, consisting of current income and capital appreciation.

TA JPMorgan Enhanced Index - Service Class	Transamerica JPMorgan Enhanced Index VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Earn a total return modestly in excess of the total return performance of the Standard & Poor’s 500 Index (including the reinvestment of dividends) while maintaining a volatility of return similar to the S&P 500 Index.

TA JPMorgan Mid Cap Value - Service Class	Transamerica JPMorgan Mid Cap Value VP – Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Growth from capital appreciation.

TA JPMorgan Tactical Allocation - Service Class	Transamerica JPMorgan Tactical Allocation VP - Service Class	J.P. Morgan Investment Management Inc.
Investment Objective: Current income and preservation of capital.

TA Janus Balanced - Service Class	Transamerica Janus Balanced VP – Service Class	Janus Capital Management LLC
Investment Objective: Long-term capital growth, consistent with preservation of capital and balanced by current income.

TA Jennison Growth - Service Class	Transamerica Jennison Growth VP– Service Class	Jennison Associates LLC
Investment Objective: Long-term growth of capital.

TA Legg Mason Dynamic Allocation -	Transamerica Legg Mason Dynamic	Legg Mason Global Asset Allocation, LLC
Balanced - Service Class(5)	Allocation - Balanced VP - Service Class
Investment Objective:Seeks capital appreciation and income.

TA Legg Mason Dynamic Allocation - Growth - Service Class(5)	Transamerica Legg Mason Dynamic Allocation - Growth VP - Service Class	Legg Mason Global Asset Allocation, LLC
Investment Objective: Seeks capital appreciation and income.

TA MFS International Equity - Service Class	Transamerica MFS International Equity VP – Service Class	MFS ® Investment Management
Investment Objective: Capital growth.

TA Morgan Stanley Active International Allocation - Service Class	Transamerica Morgan Stanley Active International Allocation VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Long-term capital appreciation.

TA Morgan Stanley Capital Growth - Service Class	Transamerica Morgan Stanley Capital Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Maximize long-term growth.

PORTFOLIOS ASSOCIATED WITH THE SUBACCOUNTS — (Continued)

SUBACCOUNT(1)	PORTFOLIO	ADVISOR/SUBADVISOR
TA Morgan Stanley Mid Cap Growth - Service Class	Transamerica Morgan Stanley Mid-Cap Growth VP – Service Class	Morgan Stanley Investment Management Inc.
Investment Objective: Capital appreciation.

TA Multi-Managed Balanced - Service Class	Transamerica Multi-Managed Balanced VP – Service Class	J.P. Morgan Investment Management Inc. and BlackRock Financial Management, Inc.
Investment Objective: High total investment return through investments in a broadly diversified portfolio of stock, bonds and money market instruments.

TA Multi Managed Large Cap Core - Service Class	Transamerica Multi Managed Large Cap Core VP – Service Class	Morgan Stanley Investment Management Inc. and Invesco Advisers, Inc.
Investment Objective: High total return.

TA PIMCO Real Return TIPS - Service Class	Transamerica PIMCO Real Return TIPS VP - Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum real return consistent with preservation of real capital and prudent investment management.

TA PIMCO Total Return - Service Class	Transamerica PIMCO Total Return VP – Service Class	Pacific Investment Management Company LLC
Investment Objective: Maximum total return consistent with preservation of capital and prudent investment management.

TA Systematic Small Mid Cap Value - Service Class	Transamerica Systematic Small/Mid Cap Value VP – Service Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

TA T. Rowe Price Small Cap - Service Class	Transamerica T. Rowe Price Small Cap VP – Service Class	T. Rowe Price Associates, Inc.
Investment Objective: Long-term growth of capital by investing primarily in common stocks of small growth companies.

TA Vanguard ETF Index - Aggressive Growth - Service Class	Transamerica Index 100 VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Long-term capital appreciation.

TA Vanguard ETF Index - Balanced - Service Class	Transamerica Index 50 VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Balance capital appreciation and income.

TA Vanguard ETF Index - Conservative - Service Class	Transamerica Index 35 VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Current income and preservation of capital.

TA Vanguard ETF Index - Growth - Service Class	Transamerica Index 75 VP – Service Class	AEGON USA Investment Management, LLC
Investment Objective: Capital appreciation as a primary objective and income as a secondary objective.

TA WMC Diversified Growth - Service Class	Transamerica WMC Diversified Growth VP – Service Class	Wellington Management Company, LLP
Investment Objective: Maximize long-term growth.

(1)

Some subaccounts may be available for certain policies and may not be available for all policies. You should work with your registered representative to decide which subaccount(s) may be appropriate for you based on a thorough analysis of your particular insurance needs, financial objective, investment goals, time horizons, and risk tolerance.

(2)

Transamerica Series Trust - Service Class - As of May 1, 2003, new policyholders may only invest in the Service Class subaccounts. The Initial Class subaccounts are only available to policyholder that purchased the policy before May 1, 2003.

(3)

There can be no assurance that the Transamerica AEGON Money Market VP - Service Class portfolio will be able to maintain a stable net asset value per share. during extended periods of low interest rates, and partly as a result of policy charges, the yield on the TA AEGON Money Market - Service Class subaccount may become extremely low and possibly negative.

(4)	Effective on or about April 17, 2012, formerly subadvised by Morningstar Associates, LLC.
(5)	Available on or about May 1, 2012. This fund may vary for certain policies and may not be available for all policies.

CLOSED INVESTMENT OPTIONS:

The following subaccounts are only available to owners that held an investment in those subaccounts on May 1, 2002. However, if any such owner surrenders all of his or her money from these subaccounts after May 1, 2002, that owner may not reinvest in these subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity VIP Growth Opportunities Portfolio - Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital growth.

JANUS ASPEN SERIES

Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Aspen - Perkins Mid Cap Value Portfolio - Service Shares	Janus Capital Management LLC
Investment Objective: Capital appreciation.

The following subaccount is only available to owners that held an investment in this subaccount on July 1, 2002. However, if any such owner surrenders all of his or her money from this subaccount after July 1, 2002, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TRANSAMERICA SERIES TRUST

TA Systematic Small/Mid Cap Value - Initial Class	Transamerica Systematic Small/Mid Cap Value VP - Initial Class	Systematic Financial Management L.P.
Investment Objective: Maximize total return.

The following subaccounts will be closed to new investments on May 1, 2006:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Mid Cap Value Portfolio	JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Capital appreciation with secondary goal of achieving current income by investing primarily in equity securities.

JPMorgan Insurance Trust Small Cap Core Portfolio	JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Long-term capital growth.

Effective the close of business on April 24, 2009, the following subaccount will be closed to new investments. If any such owner surrenders all of his or her money from this subaccount after April 24, 2009, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Wilmington Funds(1)

Wilmington Managed Allocation Fund – Moderate Growth II(1)	Wilmington Managed Allocation Fund – Moderate Growth II(1)	Wilmington Funds Management Corporation(2)
Investment Objective: Capital appreciation with a secondary goal of income.

CLOSED INVESTMENT OPTIONS: — (Continued)

(1)	Effective on or about March 9, 2012, formerly known as MTB Managed Allocation Fund - Moderate Growth II. The trust name was formerly MTB Group of Funds.
(2)

Effective on or about January 10, 2012, MTB Investment Advisors, Inc. will be renamed Wilmington Trust Investment Advisor’s Inc. Effective on or about March 9, 2012, Wilmington Trust Investment Advisor’s Inc. will become the subadvisor and the Manager will be Wilmington Funds Management Corporation.

Effective the close of business on April 29, 2011, the following subaccount will be closed to new investments. If any such owner surrender all of his or her money from this subaccount after April 29, 2011, that owner may not reinvest in this subaccount.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Core Bond Portfolio	JPMorgan Insurance Trust Core Bond Portfolio	J.P. Morgan Investment Management Inc.
Investment Objective: Maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.

The following subaccounts are only available to owners that held an investment in these subaccounts on December 12, 2011. However, if any such owner surrenders all of his or her money from these subaccounts after December 12, 2011, that owner may not reinvest in those subaccounts.

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

Invesco Van Kampen V.I. Value	Invesco Van Kampen V.I. Value Opportunities	Invesco Advisers, Inc.
Opportunities Fund – Series II Shares(1)	Fund – Series II Shares(1)
Investment Objective: Long-term growth of capital.

Invesco Van Kampen V.I. American Franchise Fund – Series II Shares(2)	Invesco Van Kampen V.I. American Franchise Fund – Series II Shares(2)	Invesco Advisers, Inc.
Investment Objective: Long-term growth of capital.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein Large Cap Growth Portfolio – Class B	AllianceBernstein L.P.
Investment Objective: Long-term growth of capital.

FIDELITY ® VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Reasonable income with a potential for capital appreciation.

Fidelity VIP Growth Portfolio – Service Class 2	Fidelity VIP Growth Portfolio – Service Class 2	Fidelity Management & Research Company
Investment Objective: Capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Mutual Shares Securities Fund - Class 2	Mutual Shares Securities Fund - Class 2	Franklin Mutual Advisers, LLC
Investment Objective: Capital appreciation with income as secondary goal.

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust U.S. Equity	JPMorgan Insurance Trust U.S. Equity	J.P. Morgan Investment Management Inc.
Portfolio – Class 1	Portfolio – Class 1
Investment Objective: High total return from a portfolio of selected equity securities.

JANUS ASPEN SERIES

Janus Aspen – Enterprise Portfolio – Service Shares	Janus Aspen – Enterprise Portfolio – Service Shares	Janus Capital Management LLC

CLOSED INVESTMENT OPTIONS: — (Continued)

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
Investment Objective: Long-term growth of capital.
Janus Aspen – Worldwide Portfolio – Service Shares	Janus Aspen – Worldwide Portfolio – Service Shares	Janus Capital Management LLC
Investment Objective: Long-term growth of capital.

MFS ® VARIABLE INSURANCE TRUST

MFS ® Total Return Series – Service Class	MFS ® Total Return Series – Service Class	MFS ® Investment Management
Investment Objective: Total Return.

(1)	Effective April 30, 2012, Invesco V. I. Basic Value Fund will be renamed Invesco Van Kampen V.I. Value Opportunities Fund.
(2)

Effective close of business April 27, 2012, Invesco V.I> Capital Appreciation Fund will reorganize into Invesco Van Kampen V.I. Capital Growth Fund. Effective open of business April 30, 2012, Van Kampen V.I. Capital Growth Fund will be renamed Invesco Van Kampen V.I. American Franchise Fund.

APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit value information for accumulation units outstanding for policies with the highest total separate account expenses and policies with the lowest total separate account expenses (excluding any applicable fund facilitation fees) available on December 31, 2011. Should the total separate account expense applicable to your policy fall between the highest and lowest charges, AND you wish to see a copy of the Condensed Financial Information applicable to your policy, such information is contained in the SAI. You can obtain a copy of the SAI FREE OF CHARGE by contacting us at:

calling:	(800) 525-6205

writing:	Transamerica Financial Life Insurance Company 4333 Edgewood Road NE Cedar Rapids, IA 52499-0001

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.279792	$1.284960	164,678.366
Subaccount Inception Date May 1, 2002	2010	$1.200247	$1.279792	150,794.422
	2009	$0.979668	$1.200247	54,299.373
	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.293078	$1.196149	0.000
Subaccount Inception Date May 1, 2002	2010	$1.149855	$1.293078	38,009.732
	2009	$0.904932	$1.149855	42,486.153
	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.322304	$1.300858	63,312.914
Subaccount Inception Date May 1, 2002	2010	$1.223994	$1.322304	64,160.781
	2009	$0.988819	$1.223994	0.000
	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.329232	$1.274183	307,612.652
Subaccount Inception Date May 1, 2002	2010	$1.205589	$1.329232	297,461.650
	2009	$0.961203	$1.205589	102,633.990
	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth – Service Class	2011	$0.936974	$0.849823	87,633.339
Subaccount Inception Date May 1, 2006	2010	$0.866493	$0.936974	0.000
	2009	$0.683054	$0.866493	0.000
	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000
TA BlackRock Global Allocation – Service Class(1)	2011	$1.290476	$1.216212	332,499.643
Subaccount Inception Date May 1, 2009	2010	$1.199639	$1.290476	294,340.528
	2009	$1.000000	$1.199639	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.313094	$1.336248	128,893.736
Subaccount Inception Date May 1, 2009	2010	$1.203393	$1.313094	131,379.414
	2009	$1.000000	$1.203393	54,646.502
TA BlackRock Large Cap Value – Service Class	2011	$1.297697	$1.304201	0.000
Subaccount Inception Date May 1, 2000	2010	$1.201068	$1.297697	0.000
	2009	$1.076816	$1.201068	0.000
	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000
TA Janus Balanced – Service Class	2011	$0.996461	$0.871759	0.000
Subaccount Inception Date November 19, 2009	2010	$0.985328	$0.996461	0.000
	2009	$0.986563	$0.985328	0.000
TA Hanlon Balanced – Service Class	2011	$0.966004	$0.915280	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020140	$0.966004	0.000
	2009	$0.998150	$1.020140	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.981138	$0.890613	0.000
Subaccount Inception Date November 19, 2009	2010	$1.021887	$0.981138	0.000
	2009	$0.997257	$1.021887	0.000
TA Hanlon Growth – Service Class	2011	$0.994228	$0.861968	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020807	$0.994228	0.000
	2009	$0.996388	$1.020807	0.000
TA Hanlon Income – Service Class	2011	$0.985121	$0.994626	0.000
Subaccount Inception Date November 19, 2009	2010	$1.003159	$0.985121	0.000
	2009	$0.999947	$1.003159	0.000
TA Clarion Global Real Estate Securities – Service Class	2011	$1.639742	$1.511779	0.000
Subaccount Inception Date May 1, 2002	2010	$1.449864	$1.639742	0.000
	2009	$1.111342	$1.449864	0.000
	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.239808	$1.237180	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029113	$1.239808	0.000
	2009	$0.985146	$1.029113	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index – Service Class	2011	$1.173977	$1.157027	0.000
Subaccount Inception Date May 2, 1997	2010	$1.042079	$1.173977	0.000
	2009	$0.821552	$1.042079	0.000
	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
TA Jennison Growth – Service Class	2011	$1.244530	$1.211348	0.000
Subaccount Inception Date December 13, 1996	2010	$1.133110	$1.244530	0.000
	2009	$0.821098	$1.133110	0.000
	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000
TA Morgan Stanley Capital Growth – Service Class	2011	$1.276353	$1.177013	0.000
Subaccount Inception Date May 1, 2000	2010	$1.023893	$1.276353	0.000
	2009	$0.818287	$1.023893	0.000
	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.383962	$1.419137	0.000
Subaccount Inception Date June 21, 1999	2010	$1.257884	$1.383962	0.000
	2009	$0.873225	$1.257884	0.000
	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.402756	$0.316248	36,726.772
Subaccount Inception Date May 1, 2009	2010	$0.560672	$0.402756	0.000
	2009	$1.000000	$0.560672	0.000
TA MFS International Equity – Service Class	2011	$1.505048	$1.325453	0.000
Subaccount Inception Date May 1, 2001	2010	$1.391018	$1.505048	0.000
	2009	$1.072424	$1.391018	0.000
	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
TA PIMCO Total Return – Service Class	2011	$1.276669	$1.326819	155,116.493
Subaccount Inception Date May 1, 2002	2010	$1.217156	$1.276669	156,314.431
	2009	$1.072024	$1.217156	24,754.124
	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Service Class	2011	$1.435452	$1.429351	0.000
Subaccount Inception Date May 1, 2000	2010	$1.091625	$1.435452	0.000
	2009	$0.804533	$1.091625	0.000
	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000
TA WMC Diversified Equity – Service Class	2011	$1.176737	$1.071127	0.000
Subaccount Inception Date May 1, 2000	2010	$1.029354	$1.176737	0.000
	2009	$0.820848	$1.029354	0.000
	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000
TA Efficient Markets – Service Class	2011	$1.320461	$1.266873	53,090.799
Subaccount Inception Date November 10, 2008	2010	$1.197925	$1.320461	0.000
	2009	$1.036202	$1.197925	0.000
	2008	$1.000000	$1.036202	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.396253	$1.420983	59,854.874
Subaccount Inception Date May 1, 2002	2010	$1.149041	$1.396253	38,448.716
	2009	$0.930174	$1.149041	0.000
	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.230558	$1.227163	14,270.588
Subaccount Inception Date May 1, 2002	2010	$1.149363	$1.230558	0.000
	2009	$0.893361	$1.149363	0.000
	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
TA WMC Diversified Growth – Service Class	2011	$1.251557	$1.179434	0.000
Subaccount Inception Date May 1, 2000	2010	$1.086083	$1.251557	0.000
	2009	$0.859034	$1.086083	0.000
	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$1.709579	$1.522303	0.000
Subaccount Inception Date May 2, 2001	2010	$1.288309	$1.709579	0.000
	2009	$0.962080	$1.288309	0.000
	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market – Service Class	2011	$1.007723	$0.988547	0.000
Subaccount Inception Date January 1, 1995	2010	$1.027323	$1.007723	0.000
	2009	$1.047238	$1.027323	42,204.858
	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.177784	$1.122275	0.000
Subaccount Inception Date January 1, 1995	2010	$0.923285	$1.177784	0.000
	2009	$0.658706	$0.923285	0.000
	2008	$1.000000	$0.658706	0.000
TA AEGON U.S. Government Securities – Service Class	2011	$1.177000	$1.238666	144,687.261
Subaccount Inception Date June 16, 1995	2010	$1.151322	$1.177000	52,988.475
	2009	$1.126486	$1.151322	0.000
	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.148757	$1.082664	0.000
Subaccount Inception Date November 19, 2009	2010	$1.023670	$1.148757	0.000
	2009	$0.999947	$1.023670	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.070874	$1.083783	0.000
Subaccount Inception Date November 19, 2009	2010	$0.997727	$1.070874	0.000
	2009	$0.999947	$0.997727	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.011917	$1.007162	0.000
Subaccount Inception Date May 1, 2008	2010	$0.931999	$1.011917	0.000
	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.963772	$0.934661	334,778.803
Subaccount Inception Date May 1, 2008	2010	$0.869488	$0.963772	211,458.931
	2009	$0.719630	$0.869488	213,030.401
	2008	$1.000000	$0.719630	110,268.010
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.483939	$1.243567	0.000
Subaccount Inception Date January 1, 1995	2010	$1.398174	$1.483939	0.000
	2009	$1.134211	$1.398174	0.000
	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
TA Multi Managed Large Cap Core – Service Class	2011	$1.332071	$1.273531	0.000
Subaccount Inception Date January 1, 1995	2010	$1.142407	$1.332071	0.000
	2009	$0.802752	$1.142407	0.000
	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.524959	$1.392370	0.000
Subaccount Inception Date May 1, 2001	2010	$1.163858	$1.524959	0.000
	2009	$0.741036	$1.163858	0.000
	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.155119	$1.215642	152,734.839
Subaccount Inception Date June 16, 1995	2010	$1.129925	$1.155119	19,265.982
	2009	$1.105550	$1.129925	16,880.523
	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.945817	$0.896259	0.000
Subaccount Inception Date May 1, 2002	2010	$0.901634	$0.945817	0.000
	2009	$0.622187	$0.901634	0.000
	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.980723	$0.883928	0.000
Subaccount Inception Date May 1, 2002	2010	$0.867872	$0.980723	0.000
	2009	$0.732942	$0.867872	0.000
	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.331774	$1.263956	93,658.953
Subaccount Inception Date November 10, 2008	2010	$1.233390	$1.331774	86,739.913
	2009	$1.012367	$1.233390	0.000
	2008	$1.000000	$1.012367	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.068636	$1.111871	0.000
Subaccount Inception Date May 1, 2001	2010	$0.965842	$1.068636	0.000
	2009	$0.818182	$0.965842	0.000
	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.126873	$1.063874	0.000
Subaccount Inception Date May 1, 2001	2010	$1.045995	$1.126873	0.000
	2009	$0.777784	$1.045995	0.000
	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.108724	$1.098433	27,923.078
Subaccount Inception Date November 19, 2009	2010	$1.007640	$1.108724	29,779.724
	2009	$0.989770	$1.007640	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.034117	$1.073163	0.000
Subaccount Inception Date November 19, 2009	2010	$0.993361	$1.034117	0.000
	2009	$1.000891	$0.993361	0.000
American Funds – Growth-Income Fund – Class 2(4)	2011	$1.098363	$1.054579	0.000
Subaccount Inception Date November 19, 2009	2010	$1.007891	$1.098363	0.000
	2009	$0.986794	$1.007891	0.000
American Funds – Growth Fund – Class 2(4)	2011	$1.163617	$1.089385	0.000
Subaccount Inception Date November 19, 2009	2010	$1.002501	$1.163617	0.000
	2009	$0.986472	$1.002501	0.000
American Funds – International Fund – Class 2(4)	2011	$1.027799	$0.864835	0.000
Subaccount Inception Date November 19, 2009	2010	$0.980022	$1.027799	0.000
	2009	$0.982903	$0.980022	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.040017	$0.981128	16,986.197
Subaccount Inception Date May 1, 2008	2010	$0.900399	$1.040017	0.000
	2009	$0.663638	$0.900399	0.000
	2008	$1.000000	$0.663638	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.442017	$1.375111	0.000
Subaccount Inception Date May 1, 2000	2010	$1.257299	$1.442017	0.000
	2009	$0.946209	$1.257299	0.000
	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.143202	$1.128715	0.000
Subaccount Inception Date May 1, 2000	2010	$1.014193	$1.143202	0.000
	2009	$0.796072	$1.014193	0.000
	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.094709	$1.073467	0.000
Subaccount Inception Date May 1, 2001	2010	$0.901030	$1.094709	0.000
	2009	$0.717861	$0.901030	0.000
	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.932005	$1.689437	5,670.093
Subaccount Inception Date May 1, 2000	2010	$1.531940	$1.932005	0.000
	2009	$1.117551	$1.531940	0.000
	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.221716	$1.090076	0.000
Subaccount Inception Date May 1, 2002	2010	$0.985870	$1.221716	0.000
	2009	$0.639565	$0.985870	0.000
	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2	2011	$0.980561	$0.984774	0.000
Subaccount Inception Date May 1, 2007	2010	$0.887236	$0.980561	0.000
	2009	$0.667079	$0.887236	0.000
	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.799315	$0.775884	0.000
Subaccount Inception Date May 1, 2007	2010	$0.732851	$0.799315	0.000
	2009	$0.592743	$0.732851	0.000
	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.890358	$0.780461	12,031.099
Subaccount Inception Date May 1, 2007	2010	$0.837316	$0.890358	0.000
	2009	$0.622897	$0.837316	0.000
	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.361314	$1.311076	112,352.545
Subaccount Inception Date November 10, 2008	2010	$1.260784	$1.361314	62,123.890
	2009	$0.989698	$1.260784	0.000
	2008	$1.000000	$0.989698	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.074161	$1.019006	28,109.295
Subaccount Inception Date November 19, 2009	2010	$1.003281	$1.074161	29,978.366
	2009	$0.988801	$1.003281	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.696902	$1.637006	0.000
Subaccount Inception Date October 9, 2000	2010	$1.378244	$1.696902	0.000
	2009	$0.972780	$1.378244	0.000
	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.147206	$0.967884	0.000
Subaccount Inception Date October 9, 2000	2010	$1.012439	$1.147206	0.000
	2009	$0.751211	$1.012439	0.000
	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.123744	$1.184497	22,589.032
Subaccount Inception Date April 23, 2009	2010	$1.048790	$1.123744	10.038.992
	2009	$1.000000	$1.048790	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.499877	$1.443770	0.000
Subaccount Inception Date April 23, 2009	2010	$1.346326	$1.499877	0.000
	2009	$1.000000	$1.346326	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.485867	$1.290600	0.000
Subaccount Inception Date May 1, 2004	2010	$1.413610	$1.485867	0.000
	2009	$0.924553	$1.413610	0.000
	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.584729	$1.588072	0.000
Subaccount Inception Date May 1, 2004	2010	$1.308668	$1.584729	0.000
	2009	$0.916394	$1.308668	0.000
	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.642812	$1.534555	0.000
Subaccount Inception Date May 1, 2004	2010	$1.317442	$1.642812	0.000
	2009	$0.853937	$1.317442	0.000
	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
MFS® New Discovery Series – Service Class	2011	$1.482104	$1.301232	6,995.544
Subaccount Inception Date May 1, 2002	2010	$1.111499	$1.482104	0.000
	2009	$0.695533	$1.111499	0.000
	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS® Total Return Series – Service Class	2011	$1.209106	$1.204830	0.000
Subaccount Inception Date May 1, 2002	2010	$1.124365	$1.209106	0.000
	2009	$0.973702	$1.124365	0.000
	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.125349	$1.043076	0.000
Subaccount Inception Date May 1, 2004	2010	$1.037776	$1.125349	0.000
	2009	$0.842226	$1.037776	0.000
	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.957650	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.977398	5,629.584
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.917169	0.000
TA JPMorgan Core Bond – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.040878	0.000
TA JPMorgan Tactical Allocation – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.992199	0.000
TA PIMCO Real Return TIPS – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.063308	0.000

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.443418	$1.463492	0.000
Subaccount Inception Date May 1, 2002	2010	$1.341624	$1.443418	0.000
	2009	$1.084764	$1.341624	0.000
	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000
TA Asset Allocation – Growth – Initial Class	2011	$1.373148	$1.282768	0.000
Subaccount Inception Date May 1, 2002	2010	$1.209469	$1.373148	0.000
	2009	$0.943304	$1.209469	0.000
	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.462229	$1.452682	0.000
Subaccount Inception Date May 1, 2002	2010	$1.341335	$1.462229	0.000
	2009	$1.074425	$1.341335	0.000
	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.440106	$1.393746	123,520.505
Subaccount Inception Date May 1, 2002	2010	$1.293468	$1.440106	123,520.505
	2009	$1.021885	$1.293468	123,520.505
	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.314183	$1.333492	124,434.965
Subaccount Inception Date May 1, 2000	2010	$1.204776	$1.314183	130,015.266
	2009	$1.070125	$1.204776	32,160.498
	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.035925	$1.895479	8,521.669
Subaccount Inception Date May 1, 2002	2010	$1.782147	$2.035925	8,530.602
	2009	$1.352468	$1.782147	8,540.821
	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.012004	$1.006921	49,287.001
Subaccount Inception Date May 2, 1997	2010	$0.889633	$1.012004	50,621.823
	2009	$0.695084	$0.889633	80,871.006
	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000
TA Jennison Growth – Initial Class	2011	$0.980165	$0.962002	92,571.438
Subaccount Inception Date December 13, 1996	2010	$0.884015	$0.980165	105,020.891
	2009	$0.634782	$0.884015	15,699.102
	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.214860	$1.130215	0.000
Subaccount Inception Date May 1, 2000	2010	$0.965218	$1.214860	0.000
	2009	$0.764045	$0.965218	0.000
	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.647887	$1.705221	2,899.536
Subaccount Inception Date June 21, 1999	2010	$1.483913	$1.647887	2,908.337
	2009	$1.020431	$1.483913	2,916.915
	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000
TA MFS International Equity – Initial Class	2011	$1.198383	$1.064576	0.000
Subaccount Inception Date May 1, 2001	2010	$1.098102	$1.198383	0.000
	2009	$0.837955	$1.098102	0.000
	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000
TA PIMCO Total Return – Initial Class	2011	$1.468334	$1.541170	534.941
Subaccount Inception Date May 1, 2002	2010	$1.386905	$1.468334	537.431
	2009	$1.210180	$1.386905	539.902
	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Initial Class	2011	$1.436428	$1.442743	0.000
Subaccount Inception Date May 1, 2000	2010	$1.081922	$1.436428	0.000
	2009	$0.789781	$1.081922	0.000
	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.529974	$1.572120	0.000
Subaccount Inception Date May 1, 2002	2010	$1.248058	$1.529974	0.000
	2009	$1.000543	$1.248058	0.000
	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.449976	$1.458088	0.000
Subaccount Inception Date May 1, 2002	2010	$1.343302	$1.449976	0.000
	2009	$1.035882	$1.343302	0.000
	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.116284	$1.061382	162,894.230
Subaccount Inception Date May 1, 2000	2010	$0.959353	$1.116284	130,185.492
	2009	$0.751847	$0.959353	146,106.331
	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.144594	$1.926956	0.000
Subaccount Inception Date May 2, 2001	2010	$1.600591	$2.144594	0.000
	2009	$1.184124	$1.600591	0.000
	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000
TA AEGON Money Market – Initial Class	2011	$1.081306	$1.068064	0.000
Subaccount Inception Date January 1, 1995	2010	$1.094790	$1.081306	0.000
	2009	$1.107014	$1.094790	0.000
	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000
TA Systematic Small/Mid Cap Value – Initial Class	2011	$2.172744	$2.088952	119,310.291
Subaccount Inception Date January 1, 1995	2010	$1.686857	$2.172744	120,121.218
	2009	$1.192595	$1.686857	120,164.570
	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Initial Class	2011	$1.344691	$1.429157	0.000
Subaccount Inception Date June 16, 1995	2010	$1.304088	$1.344691	0.000
	2009	$1.263925	$1.304088	0.000
	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.289168	$1.091270	19,539.735
Subaccount Inception Date January 1, 1995	2010	$1.203254	$1.289168	20,020.076
	2009	$0.967802	$1.203254	20,037.173
	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000
TA Multi Managed Large Cap Core – Initial Class	2011	$1.303628	$1.258384	17,098.019
Subaccount Inception Date January 1, 1995	2010	$1.107576	$1.303628	17,098.019
	2009	$0.771208	$1.107576	17,098.019
	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.109148	$1.021978	2,069.565
Subaccount Inception Date May 1, 2001	2010	$0.838670	$1.109148	0.000
	2009	$0.528867	$0.838670	0.000
	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.931187	$0.888489	278.543
Subaccount Inception Date May 1, 2002	2010	$0.881600	$0.931187	2,639.707
	2009	$0.604186	$0.881600	2,658.315
	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.014197	$0.920407	0.000
Subaccount Inception Date May 1, 2002	2010	$0.891339	$1.014197	0.000
	2009	$0.747594	$0.891339	0.000
	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.978382	$1.024988	705.668
Subaccount Inception Date May 1, 2001	2010	$0.878204	$0.978382	3,559.318
	2009	$0.738833	$0.878204	3,582.663
	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.831363	$0.790303	0.000
Subaccount Inception Date May 1, 2001	2010	$0.766396	$0.831363	0.000
	2009	$0.565961	$0.766396	0.000
	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.564362	$1.502076	47,688.153
Subaccount Inception Date May 1, 2000	2010	$1.354615	$1.564362	47,688.153
	2009	$1.012451	$1.354615	47,688.153
	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.099640	$1.093210	617.617
Subaccount Inception Date May 1, 2000	2010	$0.968848	$1.099640	620,489
	2009	$0.755259	$0.968848	623.339
	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.880152	$0.869018	0.000
Subaccount Inception Date May 1, 2001	2010	$0.719468	$0.880152	0.000
	2009	$0.569269	$0.719468	0.000
	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.369263	$2.086107	45,716.904
Subaccount Inception Date May 1, 2000	2010	$1.865781	$2.369263	45,716.904
	2009	$1.351755	$1.865781	45,716.904
	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.472847	$1.323223	0.000
Subaccount Inception Date May 1, 2002	2010	$1.180361	$1.472847	0.000
	2009	$0.760482	$1.180361	0.000
	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000
Franklin Income Securities Fund – Class 2	2011	$1.005682	$1.016968	0.000
Subaccount Inception Date May 1, 2007	2010	$0.903723	$1.005682	0.000
	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.819803	$0.801269	0.000
Subaccount Inception Date May 1, 2007	2010	$0.746489	$0.819803	0.000
	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2011	$0.913165	$0.805995	0.000
Subaccount Inception Date May 1, 2007	2010	$0.852876	$0.913165	0.000
	2009	$0.630121	$0.852876	0.000
	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.136914	$1.206639	0.000
Subaccount Inception Date April 23, 2009	2010	$1.053799	$1.136914	0.000
	2009	$1.000000	$1.053799	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.503124	$1.314620	0.000
Subaccount Inception Date April 27, 2009	2010	$1.420219	$1.503124	0.000
	2009	$1.000000	$1.420219	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.517421	$1.470738	0.000
Subaccount Inception Date April 23, 2009	2010	$1.352727	$1.517421	0.000
	2009	$1.000000	$1.352727	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.603270	$1.617737	40,389.121
Subaccount Inception Date April 23, 2009	2010	$1.352727	$1.603270	40,389.121
	2009	$1.000000	$1.314897	40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.661890	$1.563096	0.000
Subaccount Inception Date April 23, 2009	2010	$1.323602	$1.661890	0.000
	2009	$1.000000	$1.323602	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.264171	$1.227967	0.000
Subaccount Inception Date October 9, 2000	2010	$1.019736	$1.264171	0.000
	2009	$0.714794	$1.019736	0.000
	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.857507	$0.728468	0.000
Subaccount Inception Date October 9, 2000	2010	$0.751573	$0.857507	0.000
	2009	$0.553819	$0.751573	0.000
	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000
MFS® New Discovery Series – Service Class	2011	$1.559306	$1.378473	0.000
Subaccount Inception Date May 1, 2002	2010	$1.161385	$1.559306	0.000
	2009	$0.721754	$1.161385	0.000
	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000
MFS® Total Return Series – Service Class	2011	$1.278746	$1.283009	0.000
Subaccount Inception Date May 1, 2002	2010	$1.180963	$1.278746	0.000
	2009	$1.015691	$1.180963	0.000
	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.

CONDENSED FINANCIAL INFORMATION — (Continued)

(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation - Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

APPENDIX

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the policy. These dates will vary by state in many cases. This Appendix describes certain of the more significant differences in features of the various versions of the policy. There may be additional variations. Please see your actual policy and any attachments for determining your specific coverage.

Approximate First Issue Date
Policy Form Number	AV211 101 65 189	May 1995
	AV343 101 90 396	January 1997
	AV806 101 158 102 (Landmark 2002, Landmark 2002 Revised and Landmark 2008)	May 2002

Policy Endorsement Form Number	AE 877 695	May 1996
	AE 847 394 and AE 1138 1199	November 1999
	AE 1261 705	May 2006

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199

Guaranteed Minimum Death Benefit Option(s)	Annual Step-Up Death Benefit (Endorsement AE 877 695). Available if owner and annuitant are age 80 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value and (b) guaranteed minimum death benefit.

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date	1.40%	• 1.40% for Return of Premium (Years 1-7) • 1.25% for Return of Premium (Years 8+) • 1.55% for Annual Step-Up (Years1-7) • 1.40% for Annual Step-Up (Years 8+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	N/A	Yes (1.10%, plus administrative charge, regardless of the death benefit chosen prior to the annuity commencement date.)

Fund Facilitation Fee	No	No

Guaranteed Period Options (available in the fixed account)	1 and 3 year guaranteed periods available.	1 year guaranteed period available.

Annual Contract Charge (Service Charge)	If policy value is:	If policy value is:
	$0-$1,750 = 2%	$0-$1,750 = 2%
	$1,751-$49,999.99 = $35	$1,751-$49,999.99 = $35
	+ $49,999.99 = $0	+ $49,999.99 = $0

Premium EnhancementSM	No	No

Liquidity (L-Share) Optional Rider	No	No

Product Feature	Landmark NY 96 & Prior Form Numbers: – AV211 101 65 189 – AE 877 695	Landmark NY 97 Form Numbers: – AV343 101 90 396 – AE 1138 1199

Optional Riders	No

•        5 for LifeSM 2005

•        5 for LifeSM Growth w/Death Benefit

•        5 for LifeSM with Growth

•        Family Income Protector

•        Living Benefits Rider 2003

•        Living Benefits Rider 2005

•        Managed Annuity Program

•        Managed Annuity Program II

•        Taxpayer

•        Taxpayer Plus 2

•        Taxpayer Rider 2003

Asset Rebalancing	N/A	Yes

Dollar Cost Averaging Fixed Account Option	Yes (Endorsement AE 847 394)	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Guaranteed Minimum Death Benefit Option(s)

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger.

Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger.

Option B is available if owner and annuitant are age 90 or younger.

A. Annual Step-Up Death Benefit

B. Return of Premium Death Benefit

Option A is available if owner and annuitant are age 80 or younger. For riders issued on or after December 12, 2011. Option B is available is owner and annuitant are age 86 or younger. For riders issued before December 12, 2011. Option B is available if owner and annuitant are age 90 or younger.

Death Proceeds	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.	Greatest of (a) policy value, (b) cash value, and (c) guaranteed minimum death benefit.

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102

Mortality & Expense Risk Fee and Administrative Charge prior to Annuity Commencement Date

•        1.30% for Return of Premium

•        1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)

•        1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)

•        1.45% for Annual Step-Up

•        1.90% for Annual Step-Up with Premium EnhancementSM Rider (Years 1-9)

•        1.45% for Annual Step-Up with Premium EnhancementSM Rider (Years 10+)

•        1.30% for Return of Premium

•        1.75% for Return of Premium with Premium EnhancementSM Rider (Years 1-9)

•        1.30% for Return of Premium with Premium EnhancementSM Rider (Years 10+)

•        1.80% for Return of Premium with Liquidity Rider (Years 1-4)

•        1.30% for Return of Premium with Liquidity Rider (Years 5+)

•        1.45% for Annual Step-Up

•        1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)

•        1.45% for Annual Step-Up with Liquidity Rider (Years 5+)

•        1.30% for Return of Premium

•        1.80% for Return of Premium with Liquidity Rider (Years 1-4)

•        1.30% for Return of Premium with Liquidity Rider (Years 5+)

•        1.45% for Annual Step-Up

•        1.95% for Annual Step-Up with Liquidity Rider (Years 1-4)

•        1.45% for Annual Step-Up with Liquidity Rider (Years 5+)

Is Mortality & Expense Risk Fee and Administrative Charge different after the annuity commencement date?	Yes – 1.25%	Yes – 1.25%	Yes – 1.25%

Fund Facilitation Fee	No

Yes -

•        0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•        0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•        0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•        0.10% if you choose TA BlackRock Global Allocation.

Yes -

•        0.30% if you choose American Funds - Asset Allocation Fund, American Funds - Bond Fund, American Funds - Growth Fund, American Funds - Growth-Income Fund, or American Funds - International Fund.

•        0.20% if you choose AllianceBernstein Balanced Wealth Strategy Portfolio or GE Investments Total Return Fund.

•        0.15% if you choose Franklin Templeton VIP Founding Funds Allocation Fund.

•        0.10% if you choose TA BlackRock Global Allocation.

Guaranteed Period Options (available in the fixed account)	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.	1, 3, 5 and 7 year guaranteed periods available.

Annual Contract Charge (Service Charge)	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0	If policy value is: $0-$1,750 = 2% $1,751-$49,999.99 = $30 + $49,999.99 = $0

Premium EnhancementSM Optional Rider	Available	Available	Available

Product Feature	Landmark NY 2002 Form Number: – AV806 101 158 102	Landmark NY 2002 Revised Form Number: – AV806 101 158 102	Landmark NY 2008 Form Number: – AV806 101 158 102
Liquidity (L-Share) Optional Rider	No	Available	Available

Optional Riders	• 5 for LifeSM Growth w/Death Benefit	• Retirement Income ChoiceSM	• Retirement Income MaxSM Income LinkSM

	• 5 for LifeSM with Growth	• Income SelectSM for Life	• Retirement Income ChoiceSM 1.4

	• 5 for LifeSM 2005	• 5 for LifeSM Growth w/Death Benefit	• Retirement Income ChoiceSM 1.2

	• Living Benefits Rider 2003	• 5 for LifeSM with Growth	• Retirement Income ChoiceSM 2008 (with Double Withdrawal Base Benefit)

	• Living Benefits Rider 2005	• 5 for LifeSM 2005	• Retirement Income ChoiceSM

	• Managed Annuity Program II	• Retirement Income MaxSM	• Living Benefits Rider 2005

	• Managed Annuity Program	• Living Benefits Rider 2003	• Taxpayer Plus 2

	• Family Income Protector	• Living Benefits Rider 2005	• Taxpayer Rider 2003

	• Taxpayer	• Managed Annuity Program

	• Taxpayer Plus 2	• Taxpayer

	• Taxpayer Rider 2003	• Taxpayer Plus 2

• Taxpayer Rider 2003

Asset Rebalancing	Yes	Yes	Yes

Dollar Cost Averaging Fixed Account Option	Yes	Yes	Yes

Nursing Care and Terminal Condition Withdrawal Option	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)	Yes (Endorsement AE 1261 705)

APPENDIX

DEATH BENEFIT

Adjusted Partial Surrender. If you make a partial surrender (withdrawal), then your guaranteed minimum death benefit is reduced by an amount called the adjusted partial surrender. The amount of the reduction depends on the relationship between your death benefit and policy value. The adjusted partial surrender is equal to (1) multiplied by

(2),	where:

(1)	is the gross partial surrender;

(2)	is the adjustment factor = current death proceeds prior to the gross partial surrender divided by the policy value prior to the gross partial surrender, where death proceeds are equal to the maximum of the policy value, cash value, and the death benefit.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and policy value.

Example 1

Current guaranteed minimum death benefit before surrender	$75,000
Current policy value before surrender	$50,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,600
Adjusted partial surrender = $15,600 * (75,000/50,000)	$23,400
New guaranteed minimum death benefit (after surrender) = 75,000 - 23,400	$51,600
New policy value (after surrender) = 50,000 - 15,600	$34,400

Summary:
Reduction in guaranteed minimum death benefit	= $	23,400
Reduction in policy value	= $	15,600

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit is reduced more than the policy value because the guaranteed minimum death benefit was greater than the policy value just prior to the surrender.

Death Benefit — (Continued)

Example 2

Current guaranteed minimum death benefit before surrender	$50,000
Current policy value before surrender	$75,000
Current death benefit proceeds	$75,000
Total gross partial surrender	$15,450
Adjusted partial surrender = $15,450 * (75,000/75,000)	$15,450
New guaranteed minimum death benefit (after surrender) = 50,000 - 15,450	$34,550
New policy value (after surrender) = 75,000 - 15,450	$59,550

Summary:
Reduction in the guaranteed minimum death benefit	= $	15,450
Reduction in policy value	= $	15,450

*	This example is for illustrative purposes only. The purpose of this illustration is to demonstrate how this feature is calculated using hypothetical values. Your experience will vary based on circumstances at the time of withdrawal.
**	The guaranteed minimum death benefit and policy value are reduced by the same amount because the policy value was higher than the guaranteed minimum death benefit just prior to the surrender.

Death Benefit — (Continued)

Hypothetical Example

In this example, certain death benefit values at various points in time are depicted based on hypothetical assumed rates of performance. This example is for illustrative purposes only and assumes a single $100,000 premium payment by a sole owner and annuitant who is age 50. It further assumes no subsequent premium payments or withdrawals.

End of Year	Net Rate of Return for Fund*	Policy Value (No GMDB Elected)	Policy Value (Return of Premium GMDB Elected)	Return of Premium GMDB	Policy Value (Annual Step-up GMDB Elected)	Annual Step-Up GMDB
Issue	N/A	$100,000	$100,000	$100,000	$100,000	$100,000
1	-4%	$95,550	$95,400	$100,000	$95,200	$100,000
2	18%	$112,319	$112,000	$100.000	$111,574	$111,574
3	15%	$128,661	$128,128	$100,000	$127,418	$127,418
4	-7%	$119,076	$118,390	$100,000	$117,479	$127,418
5	2%	$120,922	$120,047	$100,000	$118,889	$127,418
6	10%	$132,470	$131,332	$100,000	$129,827	$129,827
7	14%	$150,420	$148,930	$100,000	$146,964	$146,964
8	-3%	$145,230	$143,569	$100,000	$141,379	$146,964
9	17%	$169,266	$167,114	$100,000	$164,283	$164,283
10	6%	$178,660	$176,138	$100,000	$172,826	$172,826

*	The assumed rate does reflect the deduction of a hypothetical fund fee but does not reflect the deduction of any other fees, charges or taxes. The death benefit values do reflect the deduction of the hypothetical base policy fees and hypothetical death benefit fees. Different hypothetical returns and fees would produce different results.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT COMPARISON TABLE

Important aspects of the Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider are summararized in the following chart.

Note: The Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider and any additional options available under these riders, may vary for certain policies and may not be available for all policies; the Guaranteed Lifetime Withdrawal Benefit Riders may not be available in all states. You should consult with tax and financial professionals to determine which of these riders is appropriate for you.

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Benefit:	Benefit:	Benefit:	Benefit:

• Provides:	• Provides	• Provides:	• Provides:

(1)Guaranteed Minimum Accumulation Benefit (“GMAB”)—Ten years after you elect the rider (“guaranteed future value date”), your policy value will equal your guaranteed future value (calculated as described below). After that date, the guaranteed future value equals zero.

(1)Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the Designated Investment Option or the Open Allocation Option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a series of cash withdrawals (and payments from us, if necessary), which are based on a withdrawal percentage that is higher for a defined period and lower thereafter, regardless of the Designated Investment Option that you select.

(1) Guaranteed Lifetime Withdrawal Benefit (“GLWB”)—i.e., a level of cash withdrawals (and payments from us, if necessary) regardless of the performance of the designated investment choices that you select – if you invest in certain designated investment choices.

(2) Guaranteed Minimum Withdrawal Benefit (“GMWB”)—a maximum annual withdrawal amount (calculated as described below) regardless of your policy value; we account for withdrawals you take under the rider by applying two different withdrawal guarantees, “principal back,” for withdrawals of up to 7% of your total withdrawal base, or “for life,” for withdrawals up to 5% of your total withdrawal base.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(2) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

(2) Growth—On each of the first 10 rider anniversaries, we add an annual growth credit (5% of the withdrawal base immediately before the rider anniversary) to the withdrawal base if no withdrawals have occurred during the preceding rider year.

(3) Automatic Step-Up—We will automatically step-up the withdrawal base on each rider anniversary. You can opt out of the automatic step-up if the automatic step-up would result in an increase in the rider fee percentage.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income Choice® 1.2 Rider	Income Link® Rider	Retirement Income MaxSM Rider

• Upgrades:	• Upgrades:

(1) Before the annuitant’s 86th birthday, you can upgrade the total withdrawal base (for GMWB) and the guaranteed future value (for GMAB) by sending us written notice.

(2) If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).

You may request by sending us written notice. If you upgrade, the current rider terminates and a new rider is issued (which may have a higher rider fee).If you have elected the joint life option under the rider, you cannot elect a manual upgrade if the annuitant or an annuitant’s spouse is 86 or older (unless state law requires a lower maximum age).

	• Additional Options:	• Additional Options:	• Additional Options:

(1) Death Benefit Option— You may add an amount to the death benefit payable under the base policy.

(2) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

(1) Joint Life Option—You may elect to postpone termination of the rider until the later of the death of the annuitant or the death of the annuitant’s spouse. The annuitant’s spouse must be either a joint owner (along with the annuitant) or the sole primary beneficiary (without a joint owner).

Availability:	Availability:	Availability:	Availability:

• 0 - 80 (unless state law requires a lower maximum issue age	• Younger than age 86 (unless state law requires a lower maximum issue age)	• At least 55 years old and not yet age 81 (unless state law requires a lower maximum issue age)	• Issue age is at least age 56 and not yet age 86 for Single Life and at least age 65 but not yet age 86 for Joint Life (unless state law requires a lower maximum issue age)

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Charge:	For riders issued on or after December 12, 2011. Charges:	Charges:	For riders issued on or after December 12, 2011. Charges:

(1) 0.90% of total withdrawal base on each rider anniversary under the “principal back” withdrawal guarantee under the rider.

(1) for Base Benefit only—0.70% to 1.55% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option – 1.25% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3)with Death Benefit Option— 0.25% annually (single life) or 0.20% (joint life) of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

For riders issued before December 12, 2011. Charges:

(1) for Base Benefit only—0.45% to 1.40% annually (single and joint life) of withdrawal base deducted on each rider quarter;

(2) Open Investment Option – 1.20% annually (single life and joint life) of withdrawal base deducted on each rider quarter;

(3)with Death Benefit Option— 0.25% (single life) or 0.20% (joint life) annually of withdrawal base deducted on each rider quarter, in addition to the base benefit fee.

(1) 0.90% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

(1) 1.25% annually (single life and joint life)of withdrawal base deducted on each rider quarter.

For riders issued before December 12, 2011. Charges:

(1) 1.00% annually (single life and joint life) of withdrawal base deducted on each rider quarter.

Guaranteed Lifetime Withdrawal Benefit Comparison Table — (Continued)

Living Benefits Rider	Retirement Income ChoiceSM 1.2 Rider	Income LinkSM Rider	Retirement Income MaxSM Rider
Investment Restrictions:	Investment Restrictions:	Investment Restrictions:	Investment Restrictions:

•         Portfolio Allocation Method (“PAM”)—We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

•         Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.

•         Open Investment option (“OA”) – We monitor your policy value and, as we deem necessary to support the guarantees under the rider, may transfer amounts between investment options that we designate and the variable investment choices that you select.

		• Designated Investment option—You must allocate 100% of your policy value to one or more investment options that we designate.	• You must allocate 100% of your policy value to one or more investment options that we designate.

APPENDIX

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS

The following examples show the effect of withdrawals on the benefits under the Living Benefits Rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT

Gross partial withdrawals will reduce the guaranteed future value by an amount equal to the greater of:

1)	the gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount of gross partial withdrawal;

B	is the policy value immediately prior to the gross partial withdrawal; and

C	is the guaranteed future value immediately prior to the gross partial withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed minimum accumulation benefit.

EXAMPLE 1:

Assumptions:

Policy value prior to withdrawal (“PV”) = $90,000

Guaranteed future value prior to withdrawal (“GFV”) = $100,000

Gross withdrawal amount (“WD”) = $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $90,000) * $100,000 = $11,111.11

Step Two. Which is larger, the $10,000 withdrawal or the $11,111.11 pro rata amount?

$11,111.11 pro rata amount

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $11,111.11 = $88,888.89

Result. If no more withdrawals are taken, the guaranteed future value on the 10th rider anniversary is $88,888.89.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 2:

Assumptions:

PV = $120,000

GFV= $100,000

WD= $10,000

Step One. What is the pro rata value of the amount withdrawn?

1.	Formula is (WD / PV) * GFV = pro rata amount

2.	($10,000 / $120,000) * $100,000 = $8,333.33

Step Two. Which is larger, the $10,000 withdrawal or the $8,333.33 pro rata amount?

$10,000 withdrawal

Step Three. After the withdrawal is taken, what will be new guaranteed future value?

$100,000 - $10,000 = $90,000

Result. If no more withdrawals are taken, the guaranteed future value on the 10th Rider Anniversary is $90,000.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under the guaranteed lifetime withdrawal benefit.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Minimum remaining withdrawal amount (“MRWA”)

2.	Total withdrawal base (“TWB”)

3.	Maximum annual withdrawal amount (“MAWA”)

EXAMPLE 1 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $7,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “principal back” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “principal back” guarantee if no more than $7,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 (there is no excess to deduct)

2.	$100,000 - $7,000 = $93,000.

Result. In this example, because no portion of the withdrawal was in excess of $7,000, the “principal back” total withdrawal base does not change and the “principal back” minimum remaining withdrawal amount is $93,000.00.

EXAMPLE 2 (7% “PRINCIPAL BACK”):

Assumptions:

TWB = $100,000

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

MRWA = $100,000

7% WD would be $7,000 (7% of the current $100,000 total withdrawal base)

WD = $8,000

EWD = $1,000 ($8,000 - $7,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $8,000 - $7,000 = $1,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “principal back” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 7% WD)) * (MRWA - 7% WD)

2.	($1,000 / ($90,000 - $7,000)) * ($100,000 - $7,000) = $1,120.48

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,120.48 pro rata amount?

$1,120.48 pro rata amount

Step Four. What is the “principal back” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $7,000 + $1,120.48 (pro rata excess) = $8,120.48

2.	$100,000 - $8,120.48 = $91,879.52

Result. The “principal back” minimum remaining withdrawal amount is $91,879.52.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $7,000, the “principal back” total withdrawal base would remain at $100,000 and the “principal back” maximum annual withdrawal amount would be $7,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 7% is based on).

New “principal back” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 7% WD)) * TWB before any adjustments

2.	($1,000 / ($90,000 - $7,000)) * $100,000 = $1,204.82

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Three. Which is larger, the actual $1,000 excess withdrawal amount or the $1,204.82 pro rata amount?

$1,204.82 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $1,204.82 = $98,795.18

Result. The new “principal back” total withdrawal base is $98,795.18

New “principal back” maximum annual withdrawal amount:

Because the “principal back” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 7% “principal back” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “principal back” maximum annual withdrawal amount?

$98,795.18 (the adjusted total withdrawal base) * 7% = $6,915.66

Result. Going forward, the maximum you can take out in a rider year is $6,915.66 without causing an excess withdrawal for the “principal back” guarantee and further reduction of the “principal back” total withdrawal base.

EXAMPLE 3 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the “for life” maximum annual withdrawal amount?

No. There is no excess withdrawal under the “for life” guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct).

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the “for life” total withdrawal base does not change and the “for life” minimum remaining withdrawal amount is $95,000.00.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

EXAMPLE 4 (5% “FOR LIFE”):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the “for life” minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the “for life” minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The “for life” minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the “for life” total withdrawal base would remain at $100,000 and the “for life” maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New “for life” total withdrawal base:

Step One. The total withdrawal base is only reduced by the excess withdrawal amount or the pro rata amount if greater.

LIVING BENEFITS RIDER ADJUSTED PARTIAL WITHDRAWALS — (Continued)

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new “for life” total withdrawal base is $97,647.06

New “for life” maximum annual withdrawal amount:

Because the “for life” total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% “for life” guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new “for life” maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a rider year is $4,882.35 without causing an excess withdrawal for the “for life” guarantee and further reduction of the “for life” total withdrawal base.

APPENDIX

PAM METHOD TRANSFERS

To make the Living Benefits Rider available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the PAM Subaccount. We determine the amount and timing of PAM Method transfers between the investment options and the PAM Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the PAM Subaccount. Based on this calculation, transfers into or out of the PAM Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in PAM Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e = Base of the Natural Logarithm

NormDist = Cumulative Standard Normal Distribution

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the PAM Subaccount, we must first calculate d1:

d1 = [ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln = Natural Logarithm Function

G = Guarantee Ratio

R = Rate

F = Fees

V = Volatility

T = Time

After calculating d1, the percent of policy value required in the PAM Subaccount can be calculated. Once calculated, appropriate transfers into or out of the PAM Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the PAM Subaccount.

The GUARANTEE RATIO is the policy value divided by 7% “Principal Back” Minimum Remaining Withdrawal Amount.

PAM METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the PAM Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the Living Benefits Rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE PAM SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the PAM Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example: Day 1: Policy Value Declines by 10%

For purposes of this example we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000 producing a guarantee ratio of 90% ($90,000/$100,000). We will also assume:

Guarantee Ratio = 90%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1=.658832

PAM METHOD TRANSFERS — (Continued)

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1-NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832))

X = 13.9948%

Therefore, 13.9948% of the policy value is transferred to the PAM Subaccount, resulting in a total transfer of $12,595.32.

Day 2: Policy Value Recovers to 105% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000 it recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000). We will also assume:

Guarantee Ratio = 105%

Rate = 4.5%

Volatility = 10%

Fees = 3%

Time = 20

First we calculate d1.

d1=[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1=[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1= 1.003524

Using the value we just calculated for d1 we can now calculate the percent of policy value required in the PAM Subaccount.

Percent of Policy Value in PAM Subaccount (or X) = e-Dividend*Time *(1 - NormDist(d1))

X= (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524))

X = 8.6605%

While the mathematical model would suggest we transfer only a portion of the policy value in the PAM Subaccount into your investment options (leaving 8.6605% in the PAM Subaccount), all of the policy value in the PAM Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the PAM Subaccount.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM 1.2

RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + ..05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.2) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

Guaranteed Lifetime Withdrawal Benefit — (Continued)

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

APPENDIX

OA METHOD TRANSFERS

To make the Retirement Income ChoiceSM 1.2 Benefit available, we monitor your policy value and guarantees under the rider daily and periodically transfer amounts between your selected investment options and the OA Subaccount. We determine the amount and timing of OA Method transfers between the investment options and the OA Subaccount according to a mathematical model.

The mathematical model is designed to calculate how much of your policy value should be allocated to the OA Subaccount. Based on this calculation, transfers into or out of the OA Subaccount will occur (subject to the previously disclosed thresholds). The formula is:

Percent of Policy Value required in OA Subaccount (or X) = e-Dividend*Time *(1- NormDist(d1))

where:

e	=	Base of the Natural Logarithm

NormDist	=	Cumulative Standard Normal Distribution

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

In order to calculate the percent of policy value required in the OA Subaccount, we must first calculate d1:

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

where:

ln	=	Natural Logarithm Function

G	=	Guarantee Ratio

R	=	Rate

F	=	Fees

V	=	Volatility

T	=	Time

After calculating d1, the percent of policy value required in the OA Subaccount can be calculated. Once calculated, appropriate transfers into or out of the OA Subaccount will occur (subject to the thresholds).

Following is a brief discussion of the values used in the formula.

The POLICY VALUE includes the value in both the investment options and in the OA Subaccount.

The GUARANTEE RATIO is the policy value divided by the greater of (1) premiums minus any adjusted partial withdrawals or (2) present value of rider withdrawal amount (the present value of the rider amount looks at the sum of the expected lifetime payments discounted using a factor of 5.5).

OA METHOD TRANSFERS — (Continued)

The RATE is the interest rate used for the OA Method. It is based on a long-term expectation based on historical interest rates and may vary over time.

The FEES is an approximation of average policy fees and charges associated with policies that have elected the RIC 1.2 rider. This value may change over time.

The VOLATILITY represents the volatility of the returns of policy value for all in force policies and is based on the long-term expectation of the degree to which the policy values tend to fluctuate. This value may vary over time.

The TIME is an approximation based on actuarial calculations of historical average number of years (including any fraction) which we anticipate remain until any potential payments are made under the benefit. This value may vary over time.

The PERCENT OF POLICY VALUE TO BE ALLOCATED TO THE OA SUBACCOUNT is computed for each policy. Ultimately the allocation for a policy takes into account the guarantees under the rider and the limit on allocations to the OA Subaccount.

The CUMULATIVE STANDARD NORMAL DISTRIBUTION function assumes that random events are distributed according to the classic bell curve. For a given value it computes the percentage of such events which can be expected to be less than that value.

The NATURAL LOGARITHM function for a given value, computes the power to which e must be raised, in order to result in that value. Here, e is the base of the natural logarithms, or approximately 2.718282.

Example:

Day 1: Policy Value Declines by 10%

For purposes of this example, we will assume that the policy value declines by 10% to $90,000 the day after the rider issue date from the initial premium amount of $100,000, producing a guarantee ratio of 90% ($90,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	90%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account	=	15%

Maximum percentage of policy value in OA Subaccount at time of transfer	=	20%

First we calculate d1.

OA METHOD TRANSFERS — (Continued)

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.90)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.658832

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1-NormDist(d1)))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.658832)))

DOA	=	min(20%, 13.9948%)

DOA	=	13.9948%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the lower threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	max (0, DOA - (OA% + FA% / 3)

X	=	max (0, 13.9948% - (0% + 15% / 3)

X	=	max (0, 13.9948% - 5%)

X	=	8.9948%

Therefore, 8.9948% of the policy value is transferred to the OA Subaccount, resulting in a total transfer of $8,095.32.

Day 2: Policy Value Recovers to 95% of Initial Value after the 10% Decline

For purposes of this example we will assume that after the policy value declined to $90,000, it recovered the next day to $95,000 producing a guarantee ratio of 95% ($95,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	95%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account	=	14%

Maximum percentage of policy value in OA Subaccount at time of transfer	=	20%

Percentage of policy value in OA Subaccount	=	8%

First we calculate d1.

OA METHOD TRANSFERS — (Continued)

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(.95)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	.779732

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(.779732)))

DOA	=	min(20%, 11.9517%)

DOA	=	11.9517%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	min (OA%, max(0, OA% + FA% / 3 - DOA%))

X	=	min(8%, max(0, 8% + 14% / 3 - 11.9517%))

X	=	min(8%, max(0, 0.714967%))

X	=	0.714967%

Therefore, due to the policy value recovery, 0.714967% of the policy value will be transferred out of the OA Subaccount pro rata back into their current investment options, resulting in a total transfer of $679.22.

Day 3: Policy Value further recovers to 105% of Initial Value

For purposes of this example we will assume that after the policy value recovered to $95,000, it further recovered the next day to $105,000 producing a guarantee ratio of 105% ($105,000/$100,000) and invoking an OA transfer. We will also assume:

Guarantee Ratio	=	105%

Rate	=	4.5%

Volatility	=	10%

Fees	=	3%

Time	=	20

Percentage of policy value in fixed account	=	13%

Maximum percentage of policy value in OA Subaccount at time of transfer	=	20%

Percentage of policy value in OA Subaccount	=	6%

OA METHOD TRANSFERS — (Continued)

First we calculate d1.

d1	=	[ln(G)+(R – F +.5*V ^ 2)* T]/[V * T^.5]

d1	=	[ln(1.05)+(.045 – .03 +.5*.10 ^ 2)* 20]/[.10 * 20^.5]

d1	=	1.003524

Using the value we just calculated for d1, we can now calculate the percent of policy value required in the OA Subaccount.

Percent of Policy Value desired in OA Subaccount (or DOA) = min(MAX2OA%, e-Dividend*Time *(1 - NormDist(d1)))

DOA	=	min(.20, (2.718282 ^ -.03 * 20) * (1 – NormDist(1.003524)))

DOA	=	min(20%, 8.6605%)

DOA	=	8.6605%

This percentage gets adjusted if either there is money already in the OA Subaccount or if there is money in the fixed account. When the GR% crosses the upper threshold as in this situation, the ultimate OA transfer percentage is calculated as follows:

X	=	min (OA%, max(0, OA% + FA% / 3 - DOA%))

X	=	min(6%, max(0, 6% + 13% / 3 - 8.6605%))

X	=	min(6%, max(0, 1.67283%))

X	=	1.67283%

While the mathematical model would suggest we transfer only a portion of the policy value in the OA Subaccount into your investment options (leaving 4.32717% (6% - 1.67283%) in the OA Subaccount), all of the policy value in the OA Subaccount will be transferred into your investment options. If the Guarantee Ratio equals or exceeds 100%, then your policy value is greater than or equal to the value of the guarantee and there is no current need for any policy value to be allocated to the OA Subaccount.

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL

BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME LINKSM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Income LinkSM Rider Systematic Withdrawals (“ILSW”)

Withdrawal Base. Income LinkSM rider systematic withdrawals (and certain minimum required distributions) will not reduce the withdrawal base. Non-Income LinkSM rider systematic withdrawals (and minimum required distributions calculated other than as provided for in the rider or not taken via a systematic withdrawal program) will reduce the withdrawal base by an amount equal to the greater of:

1)	the amount of the non-Income LinkSM rider systematic withdrawal (or non-qualifying minimum required distribution); and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the amount in 1 above;

B	is the policy value prior to the withdrawal; and

C	is the withdrawal base prior to the withdrawal.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Assumptions:

WB = $100,000

RWA = 6% withdrawal would be $6,000 (6% of the current $100,000 withdrawal base)

ILSW = $500 per month

Non-ILSW = $10,000 (taken after the eighteenth monthly Income LinkSM rider systematic withdrawal)

PV = $90,000

Assumes single life withdrawal option of 6% for 6 years and 4% thereafter has been elected. Non-Income LinkSM rider systematic withdrawal occurs during the second Income LinkSM rider withdrawal year (which means the withdrawal percentage is 6%).

Result. For the guaranteed lifetime withdrawal benefit, because there was a non-Income LinkSM rider systematic withdrawal, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount and Income LinkSM rider systematic withdrawal amount calculated.

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the amount of the non-Income LinkSM rider systematic withdrawal or the pro rata amount, if greater.

Guaranteed Lifetime Withdrawal Benefit — (Continued)

Step Two. Calculate how much the withdrawal base is affected by the non-Income LinkSM rider systematic withdrawal.

1.	The formula is (Non-ILSW / (PV before withdrawal)) * WB before any adjustments

2.	($10,000 / ($90,000)) * $100,000 = $11,111

Step Three. Which is larger, the actual $10,000 non-Income LinkSM rider systematic withdrawal or the $11,111 pro rata amount?

$11,111 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $11,111 = $88,889

Result. The new withdrawal base is $88,889. Please note the percentage reduction in the withdrawal base is used in calculating the revised RWA and ILSW.

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new (remaining) rider withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new (remaining) rider withdrawal amount for the remainder of the Income LinkSM rider withdrawal year?

$3,000 (the remaining rider withdrawal amount) - ($3000*11.11%) = $2,667

Result. Going forward, the maximum you can take out in a benefit year without causing a negative withdrawal base adjustment and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,333.

New Income LinkSM rider systematic withdrawal amount:

Because the withdrawal base was adjusted (due to the non-Income LinkSM rider systematic withdrawal) we have to calculate a new Income LinkSM rider systematic withdrawal amount. This calculation assumes no more non-Income LinkSM rider systematic withdrawal activity prior to the next Income LinkSM rider withdrawal year.

Question: What is the new Income LinkSM rider systematic withdrawal amount?

$500 (the old Income LinkSM rider systematic withdrawal amount) - ($500*11.11%) = $444

Result. Going forward (until the seventh Income LinkSM rider withdrawal year), the Income LinkSM rider systematic withdrawal amount (assuming there are no future automatic step-ups) is $444

APPENDIX

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME MAXSM RIDER

When a withdrawal is taken, the following parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the rider withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,300

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000 (PV after GPWD = $94,700)

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,300 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,300, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $1,700 ($7,000 - $5,300)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,300, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,300 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5.3% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5.3% withdrawal)) * WB before any adjustments

2.	($1,700 / ($90,000 - $5,300)) * $100,000 = $2,007.08

Step Three. Which is larger, the actual $1,700 excess withdrawal or the $2,007.08 pro rata amount?

$2,007.08 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,007.08 = $97,992.92

Result. The new withdrawal base is $97,992.92

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5.3% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,992.92 (the adjusted withdrawal base) * 5.3% = $5,193.62

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $5,193.62.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken.

WB in 8 years (assuming an annual growth rate percentage of 5%) = $100,000 * (1 + .05) ^ 8 = $147,745.54

RWA = 5.3% withdrawal beginning 8 years from the rider date would be $7,830.51 (5.3% of the then-current $147,745.54 withdrawal base)

GPWD = $7,830.51

EWD = None

PV = $90,000 in 8 years

You = owner and annuitant, age 63 on rider issue; age 71 at time withdrawals begin, which means Withdrawal Percentage is 5.3%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,830.51 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,830.51, the withdrawal base does not change.

Example 4 (Minimum Required Distribution “MRD”):

WB= $100,000

Automatic Step-up and growth never occur.

RWA for rider year beginning July 1, 2010 = 5.3% withdrawal would be $5,300 (5.3% of the current $100,000 withdrawal base).

MRD for 2010 = $6,000 (calculated as set forth in the rider)

MRD for 2011 = $6,500 (calculated as set forth in the rider)

GPWD on February 1, 2011 = $6,500

EWD = $500

Question: Is any portion of the withdrawal greater than the rider withdrawal amount or the minimum required withdrawal calculated pursuant to the terms of the rider?

Yes. Because more than $6,000 (the greater of the RWA ($5,500) or MRD for the tax year on that rider anniversary ($6,000) was withdrawn, there is an excess withdrawal of $500 (6,500 - 6,000 = 500). Please note, even though the withdrawal occurred in 2011, the MRD for 2011 does not become part of the RWA calculation until July 1, 2011 (the rider anniversary during that tax year).

Result: Because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower withdrawal amount calculated. See Example 2 (Excess Withdrawal) for an example ofhow the new withdrawal base and new rider withdrawal amount are calculated.

APPENDIX

HYPOTHETICAL EXAMPLE OF THE WITHDRAWAL BASE CALCULATION -

RETIREMENT INCOME MAXSM RIDER

The following table demonstrates, on a purely hypothetical basis, the withdrawal base calculation for the Retirement Income MaxSM rider using an initial premium payment of $100,000 for a Single Life Option rider at an issue age of 80. All values shown are post transaction values.

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment		Withdrawal		Excess WB Adjustment		Growth Amount		High MonthiversarySM Value		Withdrawal Base		Rider Withdrawal Amount
	$100,000	$		$		$		$			$100,000	$100,000			$6,300
1	$102,000	$		$		$		$			$102,000	$100,000			$6,300
1	$105,060	$		$		$		$			$105,060	$100,000			$6,300
1	$107,161	$		$		$		$			$107,161	$100,000			$6,300
1	$110,376	$		$		$		$			$110,376	$100,000			$6,300
1	$112,584	$		$		$		$			$112,584	$100,000			$6,300
1	$115,961	$		$		$		$			$115,961	$100,000			$6,300
1	$118,280	$		$		$		$			$118,280	$100,000			$6,300
1	$121,829	$		$		$		$			$121,829	$100,000			$6,300
1	$124,265	$		$		$		$			$124,265	$100,000			$6,300
1	$120,537	$		$		$		$			$124,265	$100,000			$6,300
1	$115,716	$		$		$		$			$124,265	$100,000			$6,300
1	$109,930	$		$		$			$105,000		$124,265	$124,265	[1]		$7,829
2	$112,129	$		$		$		$			$112,129	$124,265			$7,829
2	$115,492	$		$		$		$			$115,492	$124,265			$7,829
2	$117,802	$		$		$		$			$117,802	$124,265			$7,829
2	$121,336	$		$		$		$			$121,336	$124,265			$7,829
2	$124,976	$		$		$		$			$124,976	$124,265			$7,829
2	$177,476		$50,000	$		$		$			$177,476	$174,265			$10,979
2	$175,701	$		$		$		$			$177,476	$174,265			$10,979
2	$172,187	$		$		$		$			$177,476	$174,265			$10,979
2	$167,022	$		$		$		$			$177,476	$174,265			$10,979
2	$163,681	$		$		$		$			$177,476	$174,265			$10,979
2	$166,955	$		$		$		$			$177,476	$174,265			$10,979
2	$170,294	$		$		$			$182,979		$177,476	$182,979	[2]		$11,528
3	$166,888	$		$		$		$			$166,888	$182,979			$11,528
3	$171,895	$		$		$		$			$171,895	$182,979			$11,528
3	$173,614	$		$		$		$			$173,614	$182,979			$11,528
3	$178,822	$		$		$		$			$178,822	$182,979			$11,528
3	$175,246	$		$		$		$			$178,822	$182,979			$11,528
3	$151,741	$			$20,000		$9,676	$		$		$173,303		$
3	$154,775	$		$		$		$		$		$173,303		$
3	$159,419	$		$		$		$		$		$173,303		$

Rider Year	Hypothetical Policy Value	Subsequent Premium Payment	Withdrawal	Excess WB Adjustment	Growth Amount	High MonthiversarySM Value	Withdrawal Base		Rider Withdrawal Amount
3	$161,013	$	$	$	$	$	$173,303		$
3	$165,843	$	$	$	$	$	$173,303		$
3	$174,135	$	$	$	$	$	$173,303		$
3	$181,101	$	$	$	$	$	$181,101	[1]		$11,409

(1)	Automatic Step Up Applied
(2)	Growth Applied

APPENDIX

5 FOR LIFE RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional 5 For Life rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated choices. This rider is available during the accumulation phase. The 5 for Life Rider is only available for annuitant issue ages through age 90. The maximum issue age may be lower if required by state law.

5 For Life Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the variable investment choices you select. If you elected this benefit you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to 5% of the total withdrawal base each calendar year starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your total withdrawal base is reduced to zero because of “excess withdrawals” - see Total Withdrawal Base and Adjusted Partial Withdrawals, below). All withdrawals before the annuitant is 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 55 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. You could still receive up to $5,000 (5% of $100,000) each calendar year for the rest of your life (assuming that you do not withdraw more than $5,000 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the total withdrawal base by a pro rata amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For Life Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 For Life Rider unless:

•	the annuitant is age 90 or younger;

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. (See “Adjusted Partial Withdrawals” below.)

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us) take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits under this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent adjusted partial withdrawals.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base on the rider date is generally equal to the policy value (less any premium enhancement if the rider is added in the first policy year), the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount represents the total amount of guaranteed withdrawals still available under the rider. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	subsequent adjusted partial withdrawals (as described below).

Adjusted Partial Withdrawals. Each rider year, gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis, but will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base and minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rate adjustments. Excess withdrawals may eliminate the guarantee offered by this rider.

Please note: Upon the death of the annuitant, the 5 for Life Rider terminates and there are no more additional guaranteed withdrawals.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base.)

Designated Investment Choices. If you elected the 5 For Life rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA International Moderate Growth - Service Class

TA Multi-Managed Balanced - Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the fourth rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage). The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Death Benefit. If you elected the 5 For Life benefit and if, upon the death of the annuitant, the minimum remaining withdrawal amount is great than the base policy benefit, then we will add the excess amount to the death benefit payable.

Please note: If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value.

Termination. The 5 For Life rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 For Life rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - 5 FOR LIFESM RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (5 FOR LIFESM):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $5,000

Excess withdrawal (“EWD”) = None

PV = $100,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $5,000 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (there is no excess to deduct)

2.	$100,000 - $5,000 = $95,000.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the total withdrawal base does not change and the minimum remaining withdrawal amount is $95,000.00.

EXAMPLE 2 (5 FOR LIFESM):

Assumptions:

TWB = $100,000

MRWA = $100,000

5% WD would be $5,000 (5% of the current $100,000 total withdrawal base)

WD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = Owner and Annuitant (Age 60)

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $7,000 - $5,000 = $2,000 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($2,000 / ($90,000 - $5,000)) * ($100,000 - $5,000) = $2,235.29

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,235.29 pro rata amount?

$2,235.29 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $5,000 (MAWA) + $2,235.29 (pro rata excess) = $7,235.29

2.	$100,000 - $7,235.29 = $92,764.71

Result. The minimum remaining withdrawal amount is $92,764.71.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $5,000, the total withdrawal base would remain at $100,000 and the maximum annual withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal amount or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new total withdrawal base is $97,647.06

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$97,647.06 (the adjusted total withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

The 5 For LifeSM rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For LifeSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

APPENDIX

5 FOR LIFESM WITH GROWTH RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional 5 for LifeSM with Growth rider which provides you with a guaranteed lifetime withdrawal benefit. This rider is available during the accumulation phase. The 5 for LifeSM with Growth rider is available when the annuitant is at least age 55 but not yet age 81 (lower if required by state law). The maximum issue age may be lower if required by state law.

5 for LifeSM with Growth Benefit

This benefit is intended to provide an accumulating withdrawal base during the growth period, thereafter a stable withdrawal base and a level of cash withdrawals regardless of the performance of the variable investment choices you select. If you elected this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value while the annuitant is living (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to 5% of the total withdrawal base each calendar year that the annuitant is living (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see “Total Withdrawal Base” and “Total Withdrawal Base Adjustments,” below). All withdrawal before the annuitant is 59 are excess withdrawals, and a penalty tax may be assessed on amounts withdrawn form the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 61 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after five years your policy value has declined to $70,000 solely because of negative investment performance. At that time, you could still withdraw up to $6,381 (5% of the total withdrawal base) each calendar year for the rest of your life (assuming that you do not withdraw more than $6,381 in any one year).

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rate amount.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under the rider. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the maximum annual withdrawal amount, and if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your maximum annual withdrawal amount, your total withdrawal base, and your minimum remaining withdrawal amount.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited to your financial needs and risk tolerance.

•	The tax rules for qualified policies may limit the value of this rider. You should consult a qualified tax advisor before electing the 5 For LifeSM with Growth Rider for a qualified policy.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges and excess interest adjustments;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Issue Requirements. The Company will not issue the 5 for LifeSM with Growth rider unless:

•	the annuitant is at least age 55 but not yet age 81 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Adjustments,” below.

The maximum annual withdrawal amount is zero if the annuitant is not 59 years old on the rider date (i.e., the date the rider is added to the policy) and remains zero until the first day of the calendar year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to 5% of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter the maximum annual withdrawal amount for each subsequent calendar year is equal to 5% of the total withdrawal base.

For qualified policies: The maximum annual withdrawal amount for the year that the plan participant (generally the annuitiant) becomes 70 1/2 years old (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can take withdrawals under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select an amount and frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•

If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next clendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

All policy value must be allocated to a limited number of specified funds (See “Designated Choices” below).

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year).

The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” below) including the withdrawal, if any, which ended the growth period.

Please note:

•

We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal. It is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•	The growth (or accumulation) at 5% applies only to the total withdrawal base, and the growth rate has no effect on the policy value.

•	Because the total withdrawal base is equal to the policy value on the rider date, the maximum annual withdrawal amount may decrease if the policy value decreases prior to the rider date.

•	Upon the death of the annuitant, the 5 for LifeSM with Growth rider terminates and there are no more additional guaranteed withdrawals.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount in a rider year will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate the guarantee offered by this rider.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments,” below).

Please note: The minimum remaining withdrawal amount does not accumulate, and the growth benefit has no effect on policy value.

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount in a rider year will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount in a rider year (in proportion to the reduction in the policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - 5 For LifeSM with Growth Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Additional Death Benefit available with the 5 for LifeSM with Growth Benefit. If you elected the 5 for LifeSM with Growth rider, you may also elect for us to potentially add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit.

Please note:

•	Excess withdrawals may eliminate the additional death benefit available with the 5 for LifeSM with Growth rider.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the cash value after the death of the annuitant.

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

Rider Fee. A rider fee, 0.60% of the total withdrawal base on each rider anniversary if you do not elect the additional death benefit and 0.85% of the total withdrawal base on each rider anniversary if you do elect the additional death benefit, is charged annually prior to annuitization. We will also deduct the rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee is deducted from each investment choice in proportion to the amount of policy value in each investment choice. Generally, the rider fee is deducted regardless of your values (i.e., even if your policy value exceeds your total withdrawal base).

Designated Investment Choices. If you elected the 5 for LifeSM with Growth rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA International Moderate Growth - Service Class

TA Multi-Managed Balanced - Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices; however, you cannot transfer any amount to any other subaccount. After the third rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

Upgrades. You can upgrade the total withdrawal base to the policy value after the third rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following a rider anniversary after the 4th rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate. The new rider date will be the date the Company receives all necessary information.

Annuitization. If you have reached your maximum annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

Termination. The 5 for LifeSM with Growth rider will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the 5 for LifeSM with Growth rider (you may not terminate the rider before the third rider anniversary);

•	the annuitant’s death;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option with guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - 5 FOR LIFESM WITH GROWTH RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (5 FOR LIFESM WITH GROWTH):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step Onels . any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two.What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

EXAMPLE 2 (5 FOR LIFESM WITH GROWTH):

Assumptions:

TWB = $100,000

TWB in 10 years = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please Note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

You = Owner and Annuitant (Age 60) on rider issue; age 70 at time withdrawals begin

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

The 5 For LifeSM with Growth rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the 5 For LifeSM with Growth rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

APPENDIX

INCOME SELECTSM FOR LIFE RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Income SelectSM for Life Rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase.

The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Income SelectSM for Life Rider for a qualified policy.

Income SelectSM for Life - Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary regardless of the performance of the designated investment choices you select. If you elected this benefit, regardless of the performance of the designated investment choices you select. If you elect this benefit, we will provide a maximum annual withdrawal amount regardless of your policy value (your ability to change the frequency or amount of your withdrawal ceases if your policy value reaches zero). Under this benefit, you can withdraw up to the maximum annual withdrawal amount each calendar year, starting with the calendar year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s (or the annuitant’s younger spouse if the joint life option is elected) death (unless your total withdrawal base is reduced to zero because of “excess withdrawals”; see Total Withdrawal Base Adjustments, and Additional Death Payment Option - Minimum Remaining Withdrawal Amount, below). All withdrawals before the annuitant (or the annuitant’s surviving spouse if the joint life option is elected) is 59 are excess withdrawals: a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. You could still withdraw up to $5,000, which is the applicable income benefit percentage 5.0% multiplied by the total withdrawal base of $100,000, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, and that you do not withdraw more than the maximum annual withdrawal amount in any one year.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $7,000 when you are 66 years old. That excess withdrawal decreases your future maximum annual withdrawal amount to $4,882.35.

See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the maximum annual withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the maximum annual withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the maximum annual withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Any withdrawal in excess of the maximum annual withdrawal amount is an excess withdrawal.

•	An excess withdrawal will impact the maximum annual withdrawal amount, total withdrawal base, and minimum remaining withdrawal amount on an equal to or greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your minimum remaining withdrawal amount.

•	Upon the death of the annuitant, the Income SelectSM for Life Rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Maximum Annual Withdrawal Amount. You can withdraw up to the maximum annual withdrawal amount in any calendar year (after age 59) without causing an excess withdrawal. See “Total Withdrawal Base Adjustments” and “Minimum Remaining Withdrawal Amount Adjustments” below.

The maximum annual withdrawal amount is zero if the annuitant (or younger of annuitant and annuitant’s spouse if joint life option is elected) is not 59 years old on the date the rider is elected (the “rider date”) and remains zero until the first day of the calendar year after the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, the maximum annual withdrawal amount in the calendar year the rider is elected is equal to the income benefit percentage of the total withdrawal base prorated based on the number of days from the rider date to the end of the calendar year. Thereafter, the maximum annual withdrawal amount for each subsequent calendar year is equal to the income benefit percentage (see below) of the total withdrawal base.

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the maximum annual withdrawal amount for that calendar year (and each subsequent calendar year) is equal to the greater of:

•	the maximum annual withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy,

(prior to the first rider anniversary we use the policy value on the rider date and thereafter we use the policy value on the date prescribed by the IRS) and (4) amounts from the current calendar year (no carry-over from past years). An amount not calculated as set forth above cannot be used as the maximum annual withdrawal amount.

You can receive up to the maximum annual withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary as payments from us) under this rider regardless of your policy value; however, once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to continue withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	The maximum annual withdrawal amount described above is based on calendar years, not rider or policy years.

•	If the rider is added prior to the annuitant’s 59th birthday, the maximum annual withdrawal amount will be zero until the beginning of the calendar year (January 1st) after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	You cannot carry over any portion of your maximum annual withdrawal amount that is not withdrawn during a calendar year for withdrawal in a future calendar year. This means that if you do not take the maximum annual withdrawal amount during a calendar year, you cannot take more than the maximum annual withdrawal amount in the next calendar year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

Income Benefit Percentage. We use the income benefit percentage to calculate the maximum annual withdrawal amount. The income benefit percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the January 1st immediately following the annuitant’s 59th birthday (or if the joint life option is elected, the 59th birthday of the younger of the annuitant or the annuitant’s spouse). The income benefit percentage is as follows:

Age at time of first withdrawal	Income Benefit Percentage
59-64	4.5%
65-69	5.0%
70-74	5.5%
75-79	6.0%
80-84	6.5%
85-89	7.0%
90-94	7.5%
≥ 95	8.0%

Please note that once established at the time of the first withdrawal on or after the January 1st immediately following the 59th birthday of the annuitant (or if the joint life option is elected, of the younger of the annuitant or the annuitant’s spouse), the income benefit percentage will not increase even though the annuitant’s age increases.

Total Withdrawal Base. We use the total withdrawal base to calculate the maximum annual withdrawal amount. The total withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). After the rider date, the total withdrawal base is equal to the total withdrawal base on the rider date, plus subsequent premium payments, less subsequent total withdrawal base adjustments (described below).

Please note:

•	We determine the total withdrawal base solely to calculate the maximum annual withdrawal amount. Your total withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the total withdrawal base is generally equal to the policy value on the rider date, the maximum annual withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

Total Withdrawal Base Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount (“excess withdrawals”) will reduce the total withdrawal base by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value) possibly to zero. See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrender – Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the total withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elected the Income SelectSM for Life Rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

TA AEGON Money Market - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA International Moderate Growth - Service Class

TA Multi-Managed Balanced - Service Class

Fixed Account

Please note:

•	If you elected this rider, you may transfer amounts among the designated choices; however, you cannot transfer any amount to any other subaccount. After the first rider anniversary, you can terminate this rider. Terminating the rider will result in losing all your benefits under this rider. Starting the next business day, you may transfer to a non-designated choice.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated invesment choices.

Upgrades. You can upgrade the total withdrawal base to the policy value after the first rider anniversary by sending us written notice (we reserve the right to limit your upgrade election to a 30-day period following each rider anniversary) as long as you are younger than the maximum rider issue age. At this time the minimum remaining withdrawal amount and maximum annual withdrawal amount will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage (which may be higher than your current rider fee percentage) and growth rate, if any. The new rider date will be the date the Company receives all necessary information.

Income SelectSM for Life - Additional Options

The following options are available with the Income SelectSM for Life Rider (the options are not mutually exclusive):

•	Growth

•	Additional Death Payment

•	Joint Life

There is an additional fee for each option. You can elect any combination of options.

1. Growth Option. If you elected the Income SelectSM for Life Rider, you can also elect an accumulating total withdrawal base during the growth period.

Growth Period. The growth period begins on the rider date and ends at the earlier of the first withdrawal or the tenth rider anniversary.

Total Withdrawal Base. The total withdrawal base during the growth period is equal to:

•	the total withdrawal base on the rider date; plus

•	premiums added during the growth period;

•	accumulated at an annual effective rate of 5% (the accumulation stops at the end of the growth period).

The total withdrawal base after the growth period is equal to:

•	the total withdrawal base at the end of the growth period; plus

•	any premiums added after the growth period; less

•	any adjustments for withdrawals (as described under “Total Withdrawal Base Adjustments” above) including the withdrawal, if any, which ended the growth period.

Please note:

•	Taking a withdrawal stops the growth. Therefore, please consider your need to make withdrawals when deciding whether to add the growth option.

•	The minimum remaining withdrawal amount does not accumulate.

•	This option does not provide for or guarantee any growth in the policy value.

2. Additional Death Payment Option. If you elected the Income SelectSM for Life Rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the minimum remaining withdrawal amount over the base policy death benefit. Please note: The greater the death benefit payable under any guaranteed minimum death benefit option you have also elected, the more likely it is that an additional death benefit will not be payable under this rider option.

Minimum Remaining Withdrawal Amount. The minimum remaining withdrawal amount on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the minimum remaining withdrawal amount is equal to:

•	the minimum remaining withdrawal amount on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Minimum Remaining Withdrawal Amount Adjustments” below).

Minimum Remaining Withdrawal Amount Adjustments. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount on a dollar-for-dollar basis. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrender – Income SelectSM for Life Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments.

Please note:

•	The greater the difference between the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with the Income SelectSM for Life Rider.

•	If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the maximum annual withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

•	No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the minimum remaining withdrawal amount.

3. Joint Life Option. If you elected the Income SelectSM for Life Rider, you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death. This allows the maximum annual withdrawal amount to be withdrawn until the death of the later of the annuitant or annuitant’s spouse (if the annuitant’s spouse continues the policy).

Please note:

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

The joint life option is not available with the growth option.

Income SelectSM for Life Rider and Additional Option Fees. A rider fee, 0.40% (for single life) or 0.60% (for joint life) of the total withdrawal base on each rider anniversary is charged annually prior to annuitization for the base benefit. If you elected options with the Income SelectSM for Life Rider, then, before annuitizaton, you will be charged annually an additional rider fee for each option you elected, which fee is also a percentage of the total withdrawal base on each rider anniversary, and is in addition to the rider fee for the base benefit. The additional fees are as follows:

Option	Single Life Option	Joint Life Option
Growth	0.25%	Not Available
Additional Death Payment	0.25%	0.20%

We will also deduct any rider fee pro rata upon full surrender of the policy or other termination of the rider. The rider fee(s) is deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note. Because the rider fee is a percentage of your total withdrawal base on each rider anniversary, the fee can be substantially more than 0.40% (single life) or 0.60% (joint life) of your policy value if that total withdrawal base is higher than your policy value.

Income SelectSM for Life Rider Issue Requirements

The Company will not issue the Income SelectSM for Life Rider unless:

•	the annuitant is not yet age 81 (the limit may be lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is (1) a joint owner along with the annuitant or (2) the sole primary beneficiary (and there is no joint owner).

Termination

The Income SelectSM for Life Rider and any additional options will terminate upon the earliest of the following:

•	the date we receive written notice from you requesting termination of the Income SelectSM for Life Rider (you may not terminate the rider before the first rider anniversary);

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•	annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your maximum annual withdrawal amount); or

•	termination of your policy.

Please note: This feature terminates upon annuitization and there is a mandatory annuitization date. If you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your maximum annual withdrawal amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - INCOME SELECTSM FOR LIFE RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Total withdrawal base (“TWB”)

2.	Maximum annual withdrawal amount (“MAWA”)

3.	Minimum remaining withdrawal amount (“MRWA”)

Total Withdrawal Base. Gross partial withdrawals up to the maximum annual withdrawal amount will not reduce the total withdrawal base. Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the total withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the total withdrawal base prior to the withdrawal of the excess amount.

Minimum Remaining Withdrawal Amount. Gross partial withdrawals up to the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by the same amount (dollar-for-dollar). Gross partial withdrawals in excess of the maximum annual withdrawal amount will reduce the minimum remaining withdrawal amount by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the minimum remaining withdrawal amount after the maximum annual withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% Withdrawal (“WD”) beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $8,144

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the minimum remaining withdrawal amount is $91,856.

EXAMPLE 2 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

5% WD beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 total withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the maximum annual withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the minimum remaining withdrawal amount is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% WD)) * (MRWA - 5% WD)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $8,144 (MAWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The minimum remaining withdrawal amount is $89,773.26.

NOTE: For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the total withdrawal base needs to be adjusted as well as a new lower maximum annual withdrawal amount. Had the withdrawal for this example not been more than $8,144, the total withdrawal base would remain at $162,889 and the maximum annual withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the total withdrawal base is also changed (this is the amount the 5% is based on).

New total withdrawal base:

Step One. The total withdrawal base is only reduced by amount of the excess or the pro rata amount if greater.

Step Two. Calculate how much the total withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% WD)) * TWB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount? $3,693.34 pro rata amount.

Step Four. What is the new total withdrawal base upon which the maximum annual withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new total withdrawal base is $159,195.66

New maximum annual withdrawal amount:

Because the total withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new maximum annual withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Step One. What is the new maximum annual withdrawal amount?

$159,195.66 (the adjusted total withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the total withdrawal base.

EXAMPLE 3 (INCOME SELECTSM WITH GROWTH AND ADDITIONAL DEATH PAYMENT OPTIONS):

Assumptions:

You = Owner and Annuitant, or younger of annuitant and annuitant’s spouse if joint life option is elected for additional cost, age 55 on rider issue; age 65 at time withdrawals begin, which means Income Benefit Percentage is 5%.

TWB at rider issue = $100,000

TWB in 10 years (optional growth benefit for additional cost) = $100,000 * (1 + .05) ^ 10 = $162,889

MRWA (optional additional death benefit for additional cost) = $100,000

Annuitant qualifies for Income EnhancementSM benefit beginning 10 years from rider date, which means that the Income Benefit Percentage would then be 10%.

5% WD beginning 10 years from the rider date would be $16,288.90 (10% of the then-current $162,889 TWB)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the TWB growth will stop at the earlier of the 1st withdrawal or the 10th rider anniversary.

WD = $16,288.90

Excess withdrawal (“EWD”) = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the maximum annual withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $16,288.90 is withdrawn.

Step Two. What is the minimum remaining withdrawal amount after the withdrawal has been taken?

1.	Total to deduct from the minimum remaining withdrawal amount is $16,288.90 (there is no excess to deduct)

2.	$100,000 - $16,288.90 = $83,711.10.

Result. In this example, because no portion of the withdrawal was in excess of $16,288.90, the total withdrawal base does not change and the minimum remaining withdrawal amount is $83,711.10.

The Income SelectSM for Life Rider may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Income SelectSM for Life Rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

APPENDIX

RETIREMENT INCOME CHOICESM RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Retirement Income ChoiceSM rider which provides you with a guaranteed lifetime withdrawal benefit if you invest only in certain designated investment choices. This rider is available during the accumulation phase. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM rider for a qualified policy.

Retirement Income ChoiceSM – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant is 59 are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any additional withdrawals or premium payments, no automatic step-ups occurred, but that after ten years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 10 years the withdrawal base is equal to $162,889. You could withdraw up to $8,144 which is the applicable withdrawal percentage of 5.0% multiplied by the withdrawal base of $162,889, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 66, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 66 years old. That excess withdrawal decreases your future rider withdrawal amount to $7,960.

See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

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You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider for you to take withdrawals each calendar year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•	All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices” below). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income ChoiceSM rider terminates and there are no more additional guaranteed withdrawals.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below. The rider withdrawal amount may be referred to as “minimum remaining withdrawal amount” in your policy statement and other documents.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant is at least 59 years old on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years). Only amounts calculated as set forth above can be used as the rider withdrawal amount.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive withdrawals guaranteed by this rider after your policy value reaches zero, you must select the frequency of future withdrawals. Once selected, the amount and frequency of future withdrawals after your policy value reaches zero cannot be changed.

Please note:

•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage
0 - 58	0.0%
59 - 69	5.0%
70 - 79	6.0%
≥ 80	7.0%

Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments. The withdrawal base may be referred to as “total withdrawal base” in your policy statement and other documents.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount and rider fee. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after a rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM Rider” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Designated Investment Choices. If you elected this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

American Funds - Asset Allocation Fund - Class 2

American Funds - Bond Fund - Class 2

Fidelity VIP Balanced Portfolio - Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

GE Investments Total Return Fund - Class 3

TA AEGON Money Market - Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA AEGON U.S. Government Securities - Service Class

TA AllianceBernstein Dynamic Allocation - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA BlackRock Global Allocation - Service Class

TA BlackRock Tactical Allocation - Service Class

TA Efficient Markets - Service Class

TA International Moderate Growth - Service Class

TA JPMorgan Tactical Allocation - Service Class

TA Multi-Managed Balanced - Service Class

TA PIMCO Real Return TIPS - Service Class

TA PIMCO Total Return - Service Class

TA Vanguard ETF Index - Balanced - Service Class

TA Vanguard ETF Index - Conservative - Service Class

TA Vanguard ETF Index - Growth - Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date and its own rider fee percentage and growth rate (which may be higher or lower than your current rider fee percentage and growth rate). The new rider date will be the date the Company receives all necessary information. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income ChoiceSM – Additional Option. You may elect the Death Benefit option with the Retirement Income ChoiceSM rider. There is an additional fee for this option.

Rider Death Benefit Option:

If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant. The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. See “Section 8. Death Benefit.” The additional amount can be zero.

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value) possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including any guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with the Retirement Income ChoiceSM rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, no additional amount is payable. If the policy is not continued, the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

The rider death benefit may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

Retirement Income ChoiceSM Rider and Additional Option Fee. A rider fee of 0.60% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elected the Death Benefit option with the Retirement Income ChoiceSM rider, you will be charged a fee of 0.25% of the withdrawal base on each rider anniversary prior to annuitization that is in addition to the rider fee for the base benefit.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in each investment choice.

Please note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary (rather than a percentage of policy value), the fee can be substantially more than 0.60% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income ChoiceSM Rider Issue Requirements. The Company will not issue the Retirement Income ChoiceSM rider unless:

•	the annuitant is not yet age 86 but at least 55 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners); and

•	there are no more than two owners.

Termination. The Retirement Income ChoiceSM Rider and the Death Benefit option will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the Retirement Income ChoiceSM rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant;

•

annuitization (however, if you have reached your mandatory annuitization date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a mandatory annuitization date at which time your policy will be annuitized according to its terms. However, if you have reached your mandatory annuitization date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments equal to your rider withdrawal amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM RIDER

The following examples show the effect of withdrawals on the benefits under the Retirement Income ChoiceSM Rider.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (BASE):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

EXAMPLE 2 (EXCESS WITHDRAWAL):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

EXAMPLE 3 (BASE DEMONSTRATING GROWTH):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

EXAMPLE 4 (BASE DEMONSTRATING WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889 RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

EXAMPLE 5 (BASE WITH WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION ILLUSTRATING EXCESS WITHDRAWAL):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

The Retirement Income ChoiceSM rider and additional options may vary for certain policies and may not be available for all policies. This disclosure explains the material features of the Retirement Income ChoiceSM rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

APPENDIX

RETIREMENT INCOME CHOICESM WITH DOUBLE INITIAL WITHDRAWAL BASE

BENEFIT RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity to increase the withdrawal base if no withdrawals have been made before the 10th rider anniversary or before the anniversary following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) attaining age 73, whichever is later. This rider is available during the accumulation phase, and requires that you invest only in certain investment choices. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider for a qualified policy.

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider – Base Benefit

This benefit is intended to provide a level of cash withdrawals and payments from us, if necessary, regardless of the performance of the designated investment choices you select. Under this benefit, you can receive (first as withdrawals from your policy value and, if necessary, as payments from us) up to the rider withdrawal amount each rider year, starting with the rider year immediately following the annuitant’s 59th birthday (71st birthday of the younger spouse if the joint life option is elected) and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of “excess withdrawals”; see Withdrawal Base Adjustments, and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and on each anniversary thereafter. All withdrawals before the annuitant is 59 (before the younger spouse is 71 if the joint life option is elected) are excess withdrawals; a penalty tax may be assessed on amounts withdrawn from the policy before the owner reaches age 59 1/2.

Example. Assume you are the owner and annuitant and you make a single premium payment of $100,000 when you are 56 years old. Further assume that you do not make any withdrawals or additional premium payments, no automatic step-ups occurred, but that after five years your policy value has declined to $90,000 solely because of negative investment performance. With an annual growth rate percentage of 5.0%, after 5 years the withdrawal base is equal to $127,628 ($100,000 x 1.055). You could receive up to $6,381 which is the applicable withdrawal percentage of 5.0% for the single life option multiplied by the withdrawal base of $127,628, each rider year for the rest of your life (assuming that you take your first withdrawal when you are age 61, that you do not withdraw more than the rider withdrawal amount in any one year and there are no future automatic step-ups.)

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

Example continued. Assume the same facts as above, but you withdraw $10,000 when you are 61 years old. That excess withdrawal decreases your future rider withdrawal amount to $6,105.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•

You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•

We have designed this rider for you to take withdrawals each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•

Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•

All policy value must be allocated to a limited number of specified funds (see “Designated Investment Choices”). You should consult with your registered representative to assist you in determining whether these investment restrictions are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the rider withdrawal amount, withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant, the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider terminates.

Like all withdrawals, withdrawals under this benefit also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount (after age 59) in any rider year without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments”, below.

The rider withdrawal amount is zero if the annuitant is not 59 years old (71 years old for the younger spouse if the joint option is elected) on the rider date and remains zero until the first day of the rider year after their 59th (or 71st) birthday. If the annuitant is at least 59 years old (71 years old for the younger spouse if the joint option is elected) on the date that the rider is elected (“rider date”), then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to a minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

Once your policy value reaches zero, you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency of payments cannot be changed.

Please note:

•

If the rider is added prior to the annuitant’s 59th birthday (71st birthday of the younger spouse if the joint option is elected), the rider withdrawal amount will be zero until the beginning of the rider year after that birthday, however, you will still be charged a rider fee prior to this time.

•

You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds (See “Designated Investment Choices” below).

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s 59th birthday (71st birthday of the younger spouse if the joint option is elected) The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	NA
59-69	5.0%	NA
70-79	6.0%	5.5% (age 71-79)
≥ 80	7.0%	6.5%
Please note, once established, the withdrawal percentage will not increase even though the annuitant’s age increases.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancement, if the rider is added in the first policy year). During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit (see “Growth” below);

•	The policy value on any monthiversary, including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit, you should consider your need or possible need to take withdrawals within 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversary during the preceding rider year if no excess withdrawal occurred or (2) the policy value on the rider anniversary, if the withdrawal base after any annual growth credit is applied, is less than that amount.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up will result in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in a form satisfactory to us, at our administrative and service office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Double Initial Withdrawal Base Benefit. If no withdrawals have been made 1) before the 10th rider anniversary, or 2) before the rider anniversary following the annuitant (or annuitant’s spouse if younger and the Joint Life is elected) attaining age 73, whichever is later, then the withdrawal base on that rider anniversary will be the greater of 1) the withdrawal base as calculated above or 2) the result of the withdrawal base on the rider date plus any premiums received within 90 days of the rider date, multiplied by 2. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Riders - Example 5 (no excess withdrawals) and Example 6 (excess withdrawals)” below.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in the policy value), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail including an excess withdrawal that reduces the withdrawal base by a pro rata amount. Excess withdrawals may eliminate any guarantee offered by this rider.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals, please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess-withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Choices. If you elected this rider, you must allocate 100% of your policy value to one or more of the following “designated investment choices:”

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

American Funds - Asset Allocation Fund - Class 2

American Funds - Bond Fund - Class 2

Fidelity VIP Balanced Portfolio - Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

GE Investments Total Return Fund - Class 3

TA AEGON Money Market - Service Class

TA AEGON Tactical Vanguard ETF – Balanced – Service Class

TA AEGON Tactical Vanguard ETF – Conservative – Service Class

TA AEGON Tactical Vanguard ETF – Growth – Service Class

TA AEGON U.S. Government Securities - Service Class

TA AllianceBernstein Dynamic Allocation - Service Class

TA Asset Allocation - Conservative - Service Class

TA Asset Allocation - Moderate - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA BlackRock Global Allocation - Service Class

TA BlackRock Tactical Allocation - Service Class

TA Efficient Markets - Service Class

TA International Moderate Growth - Service Class

TA JPMorgan Tactical Allocation - Service Class

TA Multi-Managed Balanced - Service Class

TA PIMCO Real Return TIPS - Service Class

TA PIMCO Total Return - Service Class

TA Vanguard ETF Index - Balanced - Service Class

TA Vanguard ETF Index - Conservative - Service Class

TA Vanguard ETF Index - Growth - Service Class

Fixed Account

If you elected this rider, you may transfer amounts among the designated investment choices (subject to the terms and conditions stated in the prospectus); however, you cannot transfer any amount (or allocate premium payments) to any other subaccount. After the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer to a non-designated investment choice. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer to a non-designated investment choice is the first business day after the fifth rider anniversary. You will be required to terminate the rider first.

•

We can eliminate a designated investment choice at any time. If a designated investment choice is eliminated, then a policy owner will be given the option to reallocate the value in the eliminated designated investment choice to other designated investment choices.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage, and growth rate (which may be higher or lower than your current rider fee percentage and growth rate); and any options you elect to change or add to the rider base benefit. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant is 86 or older.

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit – Additional Options

The following options are available with the Retirement Income ChoiceSM rider (the options are not mutually exclusive):

•	Death Benefit;

•	Joint Life.

There is an additional fee if you elected the Death Benefit option under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit option, then the fee for each of the additional option will be different than under the Single Life option. See “Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider and Additional Option Fees”.

1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancement if the rider is added in the first policy year). After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Riders” below for examples showing the effect of hypothetical withdrawals in more detail, including any excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•

No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•

Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime income payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy),

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•

A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider and Additional Option Fees. A rider fee, 0.90% of the withdrawal base on each rider anniversary, is charged annually prior to annuitization for the base benefit.

If you elected the death benefit option with this rider, then you will be charged a fee for that option that is in addition to the rider fee for the base benefit. The fee is charged annually prior to annuitization and is a percentage of the withdrawal base on each rider anniversary. The additional fees are as follows:

Option	Single Life	Joint Life
Death Benefit	0.25%	0.20%

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider. The rider fees are deducted from each investment choice in proportion to the amount of policy value in that investment choice.

Please Note: Because the rider fee is a percentage of your withdrawal base on each rider anniversary, the fee can be substantially more than 0.90% of your policy value if that withdrawal base is higher than your policy value.

Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit rider unless:

•	the annuitant is at least 55 but not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•

if the joint life option is elected, the annuitant and annuitant’s spouse is at least 71 but not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM with Double initial Withdrawal Base Benefit rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount); or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS - RETIREMENT INCOME CHOICESM WITH DOUBLE WITHDRAWAL BASE BENEFIT RIDER

The following examples show the effect of withdrawals on the benefits under the Retirement Income ChoiceSM with Double Withdrawal Base Benefit Rider.

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

EXAMPLE 1 (BASE):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

EXAMPLE 2 (EXCESS WITHDRAWAL):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000 EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

NOTE. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,352.94

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,352.94 pro rata amount?

$2,352.94 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$100,000 - $2,352.94 = $97,647.06

Result. The new withdrawal base is $97,647.06

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next calendar anniversary. This calculation assumes no more activity prior to the next calendar anniversary.

Question: What is the new rider withdrawal amount?

$97,647.06 (the adjusted withdrawal base) * 5% = $4,882.35

Result. Going forward, the maximum you can take out in a year is $4,882.35 without causing excess withdrawal for the guarantee and further reduction of the withdrawal base (assuming there are no future automatic step-ups).

EXAMPLE 3 (BASE DEMONSTRATING GROWTH):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken and the growth stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the withdrawal base does not change.

EXAMPLE 4 (BASE DEMONSTRATING WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $8,144

EWD = None

PV = $90,000 in 10 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $8,144 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (there is no excess to deduct)

2.	$100,000 - $8,144 = $91,856.

Result. In this example, because no portion of the withdrawal was in excess of $8,144, the total withdrawal base does not change and the rider death benefit reduces to $91,856.

EXAMPLE 5 (BASE WITH WB GROWTH WITH ADDITIONAL DEATH PAYMENT OPTION ILLUSTRATING EXCESS WITHDRAWAL):

Assumptions:

You = owner and annuitant, age 56 on rider issue; age 66 at time withdrawals begin, which means Withdrawal Percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 10 = $162,889

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

Please note that withdrawals under this rider can begin prior to the 10th rider anniversary, but the WB growth will not occur during the rider years when a withdrawal is taken, and the annual growth credit stops on the 10th rider anniversary.

GPWD = $10,000

EWD = $1,856 ($10,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $10,000 - $8,144 = $1,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($1,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $2,082.74

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $2,082.74 pro rata amount?

$2,082.74 pro rata amount

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $2,082.74 (pro rata excess) = $10,226.74

2.	$100,000 - $10,226.74= $89,773.26

Result. The rider benefit is $89,773.26.

NOTE. Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The total withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($1,856 / ($90,000 - $8,144)) * $162,889 = $3,693.34

Step Three. Which is larger, the actual $1,856 excess withdrawal amount or the $3,693.34 pro rata amount?

$3,693.34 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based?

$162,889 - $3,693.34 = $159,195.66

Result. The new withdrawal base is $159,195.66

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$159,195.66 (the adjusted withdrawal base) * 5% = $7,959.78

Result. Going forward, the maximum you can take out in a year is $7,959.78 without causing an excess withdrawal for the guarantee and further reduction of the withdrawal base.

The Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM with Double Initial Withdrawal Base Benefit rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

APPENDIX

RETIREMENT INCOME CHOICESM 1.4 RIDER - NO LONGER AVAILABLE FOR NEW SALES

If you elected to purchase the optional Retirement Income ChoiceSM 1.4 rider which, provides you with: (1) a guaranteed lifetime withdrawal benefit; and (2) an opportunity for increases in the rider withdrawal amount. This rider is available during the accumulation phase, and requires that you allocate 100% of your policy value in certain designated investment choices which are designed to help manage the Company’s risk and support the guarantees under the rider. The tax rules for qualified policies may limit the value of this rider. Please consult a qualified tax advisor before electing the Retirement Income ChoiceSM 1.4 rider for a qualified policy.

Retirement Income ChoiceSM 1.4 – Base Benefit

Under this benefit, you can receive up to the rider withdrawal amount each rider year (first as withdrawals from your policy value and, if necessary, as payments from us), starting with the rider year immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday and lasting until the annuitant’s death (unless your withdrawal base is reduced to zero because of an “excess withdrawal”; see Withdrawal Base Adjustments and Rider Death Benefit Adjustments, below). A rider year begins on the rider date (the date the rider becomes effective) and thereafter on each anniversary of that date.

Of course, you can always withdraw an amount up to your cash value pursuant to your rights under the policy at your discretion.

See the “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail.

Please note:

•	You will begin paying the rider charge as of the date the rider takes effect, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider.

•	We have designed this rider to allow for withdrawals from your policy value each rider year that are less than or equal to the rider withdrawal amount. You should not purchase this rider if you plan to take withdrawals in excess of the rider withdrawal amount, because such excess withdrawals may significantly reduce or eliminate the value of the guarantees provided by the rider.

•

The longer you wait to start making withdrawals under the benefit, the less time you have to benefit from the guarantee because of decreasing life expectancy as you age. On the other hand, the longer you wait to begin making withdrawals, the higher your withdrawal percentage may be, the higher the withdrawal base due to growth may be, and the more opportunities you will have to lock in a higher withdrawal base. You should carefully consider when to begin making withdrawals. There is a risk that you will not begin making withdrawals at the most financially beneficial time for you.

•	Because the guaranteed lifetime withdrawal benefit under this rider is accessed through regular withdrawals that do not exceed the rider withdrawal amount, the rider may not be appropriate for you if you do not foresee a need for liquidity and your primary objective is to take maximum advantage of the tax deferral aspect of the policy.

•	All policy value must be allocated to a limited number of specified funds. You should consult with your registered representative to assist you in determining whether these certain investment options are suited for your financial needs and risk tolerance.

•	Cumulative withdrawals in any rider year that are in excess of the rider withdrawal amount are excess withdrawals.

•	An excess withdrawal may impact the withdrawal base, and rider death benefit (if applicable) on a greater than dollar-for-dollar basis.

•	Any withdrawal will reduce your rider death benefit (if applicable).

•	Upon the death of the annuitant (or the death of the surviving spouse if the joint option is elected), the Retirement Income ChoiceSM 1.4 rider terminates and all benefits thereunder cease.

Like all withdrawals, withdrawals while this rider is in effect also:

•	reduce your policy value;

•	reduce your base policy death benefit and other benefits;

•	may be subject to surrender charges;

•	may be subject to income taxes and federal tax penalties; and

•	may be limited or restricted under certain qualified policies.

Rider Withdrawal Amount. You can withdraw up to the rider withdrawal amount in any rider year (after age 59) from your policy value without causing an excess withdrawal. See “Withdrawal Base Adjustments” and “Rider Death Benefit Adjustments” below.

The rider withdrawal amount is zero if the annuitant is not 59 years old on the rider date and remains zero until the first day of the rider year after the annuitant’s 59th birthday. If the annuitant (or the annuitant’s spouse if younger and the joint life option is elected) is at least 59 years old on the rider date, then the rider withdrawal amount is equal to the withdrawal base multiplied by the withdrawal percentage (see below).

For qualified policies: If the plan participant (generally the annuitant) is at least 70 1/2 years old, the rider withdrawal amount for that rider year (and each subsequent rider year) is equal to the greater of:

•	the rider withdrawal amount described above; or

•

an amount equal to any minimum required distribution amount (for the tax year on that rider anniversary) calculated using only: (1) the living annuitant’s age, (2) the IRS Uniform Lifetime table or, if applicable, the Joint Life and Survivor Expectancy table, (3) the policy value of the base policy, (including the present value of any additional benefits provided under the policy to the extent required to be taken into account under IRS guidance) and (4) amounts from the current calendar year (no carry-over from past years).

Only amounts calculated as set forth above can be used as the rider withdrawal amount. If the minimum required distribution amount (determined as set forth above) exceeds the rider withdrawal amount, the excess will not be treated as an excess withdrawal under the rider.

If your policy value reaches zero, then you cannot make premium payments and all other policy features, benefits, and guarantees (except those provided by this rider) are terminated. In order to receive benefits guaranteed by this rider after your policy value reaches zero, you must select the amount and frequency of future payments. Once selected, the amount and frequency cannot be changed.

Please note:

•	If the rider is added prior to the annuitant’s 59th birthday, the rider withdrawal amount will be zero until the beginning of the rider year after the annuitant’s 59th birthday, however, you will still be charged a rider fee prior to this time.

•	You cannot carry over any portion of your rider withdrawal amount that is not withdrawn during a rider year for withdrawal in a future rider year. This means that if you do not take the entire rider withdrawal amount during a rider year, you cannot take more than the rider withdrawal amount in the next rider year and maintain the rider’s guarantees.

•	Excess withdrawals may cause you to lose the benefit of the rider.

•	All policy value must be allocated to a limited number of specified funds. (See “Designated Investment Options.”)

Withdrawal Percentage. We use the withdrawal percentage to calculate the rider withdrawal amount. The withdrawal percentage is determined by the annuitant’s age (or the annuitant’s spouse if younger and the joint life option is elected) at the time of the first withdrawal taken on or after the rider anniversary immediately following the annuitant’s (or the annuitant’s spouse if younger and the joint life option is elected) 59th birthday. The withdrawal percentage is as follows:

Age at time of first withdrawal	Withdrawal Percentage— Single Life Option	Withdrawal Percentage— Joint Life Option
0-58	0.0%	0.0%
59-64	4.0%	3.5%
65-74	5.0%	4.5%
≥ 75	6.0%	5.5%

Please note, once established, the withdrawal percentage will not generally increase even though the annuitant’s age increases except in certain instances involving automatic step-ups.

Withdrawal Base. We use the withdrawal base to calculate the rider withdrawal amount. The withdrawal base on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . During any rider year, the withdrawal base is equal to the withdrawal base on the rider date or most recent rider anniversary, plus subsequent premium payments, less subsequent withdrawal base adjustments due to excess withdrawals.

Please note:

•

We determine the withdrawal base solely to calculate the rider withdrawal amount. Your withdrawal base is not a cash value, a surrender value, or a death benefit. It is not available for withdrawal, it is not a minimum return for any subaccount, and it is not a guarantee of policy value.

•

Because the withdrawal base is generally equal to the policy value on the rider date, the rider withdrawal amount may be lower if you delay electing the rider and the policy value decreases before you elect the rider.

On each rider anniversary, the withdrawal base will equal the greatest of:

•	Current withdrawal base;

•	The withdrawal base immediately before the rider anniversary, increased by the growth credit, if any (see “Growth” below);

•	The policy value on any monthiversarySM , including the current rider anniversary (see “Automatic Step-Up” below).

Growth. On each of the first ten rider anniversaries, we will add an annual growth credit to your withdrawal base if no withdrawal occurred during the preceding rider year. The annual growth credit is equal to 5.0% of the withdrawal base immediately before the rider anniversary (i.e., withdrawal base x 0.05).

Please note: Because a withdrawal will eliminate a potential growth credit for that rider year, you should consider your need or possible need to take withdrawals within the first 10 rider years in deciding whether to purchase the rider.

Automatic Step-Up. On each rider anniversary, we will automatically step-up the withdrawal base to an amount equal to the greater of (1) the highest policy value on any monthiversarySM during the preceding rider year, if no excess withdrawal occurred, or (2) the policy value on the rider anniversary. This comparison takes place after the application of any applicable annual growth credit. The withdrawal percentage (as indicated in the withdrawal percentage table) will also increase if you have crossed into another age band prior to the automatic step-up.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of any automatic step-up. The rider fee percentage will not exceed the maximum rider fee percentage in the fee table.

Automatic Step-Up Opt Out. Each time an automatic step-up results in a rider fee percentage increase, you have the option to reject the automatic step-up and reinstate the withdrawal base, withdrawal percentage, and rider fee percentage to their respective amounts immediately before the automatic step-up, provided that you do so within 30 days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection (each time you elect to opt out), in good order, at our Administrative and Service Office within the same 30 day period after the rider anniversary on which the automatic step-up occurred. Opting out of one step-up does not operate as an opt-out of any future step-ups.

Withdrawal Base Adjustments. Cumulative gross partial withdrawals up to the rider withdrawal amount in any rider year will not reduce the withdrawal base. Cumulative gross partial withdrawals in excess of the rider withdrawal amount in any rider year (“excess withdrawals”) will reduce the withdrawal base, however, by the greater of the dollar amount of the excess withdrawal (if the policy value is greater than the withdrawal base) or a pro rata amount (in proportion to the reduction in the policy value when the policy value is less than the withdrawal base), possibly to zero. Withdrawal base adjustments occur immediately following excess withdrawals. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that reduces the withdrawal base by a pro rata amount. The effect of an excess withdrawal is amplified if the policy value is less than the withdrawal base. See the “Guaranteed Lifetime Benefit Adjustment Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” for examples showing the effect hypothetical excess withdrawals in more detail.

Please Note: We do not monitor for, or notify you of, excess withdrawals. If you take regular or scheduled withdrawals please pay particular attention to any excess withdrawal because your otherwise regular or scheduled non-excess withdrawals may thereafter all be excess withdrawals that reduce or eliminate your benefit on an accelerated basis.

Designated Investment Options.

If you elected this rider, you must designate 100% of your policy value into one or more of the designated investment options in the following designated allocation groups:

Designated Allocation Group A

AllianceBernstein Balanced Wealth Strategy Portfolio - Class B

American Funds - Asset Allocation Fund - Class 2

Fidelity VIP Balanced Portfolio - Service Class 2

Franklin Templeton VIP Founding Funds Allocation Fund - Class 4

GE Investments Total Return Fund - Class 3

TA AEGON Tactical Vanguard ETF - Growth - Service Class

TA Asset Allocation - Moderate Growth - Service Class

TA International Moderate Growth - Service Class

TA Efficient Markets - Service Class

TA Multi-Managed Balanced - Service ClassTA Vanguard ETF Index - Growth - Service Class

Designated Allocation Group B

TA AEGON Tactical Vanguard ETF - Balanced - Service Class

TA Asset Allocation - Moderate - Service Class

TA BlackRock Global Allocation - Service Class

TA BlackRock Tactical Allocation - Service Class

TA Vanguard ETF Index - Balanced - Service Class

Designated Allocation Group C

American Funds - Bond Fund - Class 2

TA AEGON Money Market - Service Class

TA AEGON Tactical Vanguard ETF - Conservative - Service Class

TA AEGON U.S. Government Securities - Service Class

TA AllianceBernstein Dynamic Allocation - Service Class

TA Asset Allocation - Conservative - Service Class

TA JPMorgan Core Bond - Service Class

TA JPMorgan Tactical Allocation - Service Class

TA PIMCO Total Return - Service Class

TA PIMCO Real Return TIPS - Service Class

TA Vanguard ETF Index - Conservative - Service Class

Fixed Account

Transfers between the designated investment options are allowed as permitted under the policy; however, you cannot transfer any amount (or allocate premium payments) to any non-designated investment option. Within 30 days following the fifth rider anniversary (and each successive fifth rider anniversary), you can terminate this rider. Starting the next business day, you may transfer (or allocate premium payments) to a non-designated investment option. Terminating the rider will result in losing all your benefits under the rider.

Please note:

•	The earliest you can transfer (or allocate premium payments) to a non-designated investment option is the first business day after he fifth rider anniversary. You will be required to terminate the rider first (and lose its benefits).

•

We can change a designated allocation group or eliminate a designated investment option at any time. If this occurs, then a policy owner will be required to reallocate values in the affected designated investment options to other designated investment options that meet the allocation requirements.

Manual Upgrades. You can upgrade the withdrawal base to the policy value during the 30-day period following each successive fifth rider anniversary by sending us written notice in a form acceptable to us, as long as the rider issue requirements for a new rider are met. At this time the rider withdrawal amount and, if applicable, the rider death benefit will be recalculated. If an upgrade is elected, your current rider will terminate and a new rider will be issued with a new rider date, its own rider fee percentage (which may be higher or lower than your current rider fee percentage) and its own terms and benefits (which may not be as advantageous as the current rider); and any options you elect to change or add. The new rider date will be the date the Company receives all necessary information in good order. You cannot elect a manual upgrade if the annuitant (or the annuitant’s spouse if younger and the joint option is elected) is 86 or older.

Retirement Income ChoiceSM 1.4 – Additional Options

The following options are available with this rider (the options are not mutually exclusive):

•	Death Benefit; and

•	Joint Life.

There is an additional fee if you elected the Death Benefit option under the rider. If you elected the Joint Life option, then the withdrawal percentage (used to calculate the rider withdrawal amount) is lower. Furthermore, if you elected the Joint Life option in combination with the Death Benefit option(s), then the fee for each of those additional options will be different than under the Single Life option. See “Retirement Income ChoiceSM 1.4 Rider and Additional Option Fees”.

1. Death Benefit. If you elected this rider, you can also elect to add an additional amount to the death benefit payable under the base policy, upon the death of the annuitant (or if the joint life option is selected, the annuitant’s spouse). The additional amount will be equal to the excess, if any, of the rider death benefit over the greater of any optional guaranteed minimum death benefit or the base policy death benefit. The additional amount can be zero. See “Section 8. Death Benefit.”

Rider Death Benefit. The rider death benefit on the rider date is the policy value (less any premium enhancements if the rider is added in the first policy year) . After the rider date, the rider death benefit is equal to:

•	the rider death benefit on the rider date; plus

•	subsequent premium payments; less

•	adjustments for withdrawals (as described under “Rider Death Benefit Adjustments,” below).

Rider Death Benefit Adjustments. Gross partial withdrawals up to the rider withdrawal amount in a rider year will reduce the rider death benefit on a dollar-for-dollar basis. Gross partial withdrawals in excess of the rider withdrawal amount in a rider year will reduce the rider death benefit by the greater of the dollar amount of the excess withdrawal or a pro rata amount (in proportion to the reduction in policy value), and possibly to zero. See “Guaranteed Lifetime Withdrawal Benefit Adjusted Partial Surrenders - Retirement Income ChoiceSM 1.4 Rider” below for examples showing the effect of hypothetical withdrawals in more detail, including an excess withdrawal that results in pro rata adjustments. Rider death benefit adjustments occur immediately following all withdrawals.

Please note:

•	No additional death benefit is payable if the base policy death benefit (including the guaranteed minimum death benefit) exceeds the rider death benefit. The greater the death benefit payable under the guaranteed minimum death benefit selected, the more likely it is that an additional amount will not be payable under the rider death benefit option.

•	Excess withdrawals may eliminate the additional death benefit available with this rider. You will continue to pay the fee for this option, even if the additional death benefit available under the rider is $0.

•	Manual upgrades to the withdrawal base will result in a recalculation of the rider death benefit. However, automatic step-ups will not reset the rider death benefit.

•

If an owner who is not the annuitant dies and the surviving spouse continues the policy, then no additional amount is payable. If the policy is not continued, then the surviving owner (who is also the sole beneficiary) may elect to receive lifetime annuity payments equal to the rider withdrawal amount divided by the number of payments each year instead of receiving the policy’s cash value. Please note that under federal tax law, upon the death of an owner, only a “spouse,” as defined under the Federal Defense of Marriage Act is permitted to continue a policy without taking required distributions. (The payment of a death benefit under the policy is triggered by the death of the annuitant.)

The additional death benefit payment option may be referred to as “minimum remaining withdrawal amount” on your policy statement and other documents.

2. Joint Life Benefit. If you elected this rider, then you can also elect to postpone termination of the rider until the later of the annuitant or annuitant’s spouse’s death (only if the annuitant’s spouse continues the policy).

Please note:

•	The withdrawal percentage for each “age at the time of first withdrawal” is lower if you elected this option.

•	The annuitant’s spouse must be either a joint owner along with the annuitant or the sole primary beneficiary (and there is no joint owner), if you elected this option.

•	A former spouse of the annuitant cannot continue to keep the policy in force if no longer married to the annuitant at the time of the annuitant’s death. In that event, the rider will terminate and no additional withdrawals under the rider will be permitted.

•	The annuitant’s spouse for purposes of this rider cannot be changed to a new spouse.

•	The rider withdrawal percentage is based on the age of the younger of the annuitant and annuitant’s spouse, if you elected this option.

•	The rider death benefit is not payable until the death of the surviving spouse, if you elected this option.

•	You cannot elect a manual upgrade if the annuitant or annuitant’s spouse is 86 or older (lower if required by state law).

Retirement Income ChoiceSM 1.4 Fees

Retirement Income ChoiceSM 1.4 Base Rider Fee. The base rider fee is calculated on the rider date and at the beginning of each rider quarter. The base rider fee will be adjusted for any premium additions, excess withdrawals, or transfers between designated investment groups during the rider quarter. It will be deducted automatically from your policy value at the end of each rider quarter.

On an annual basis, in general terms, the base rider fee is the applicable “rider fee percentage” (see the Fee Table) times the withdrawal base.

The base quarterly fee is calculated by multiplying (A) by (B) divided by (C) multiplied by (D), where:

(A)	is the withdrawal base;

(B)	is the sum of each designated investment group’s rider fee percentage multiplied by the applicable designated investment group’s value;

(C)	is the total policy value; and

(D)	is the number of remaining days in the rider quarter divided by the total number of days in the applicable rider year.

We will assess a prorated rider fee upon termination of the rider for the period beginning on the first day of the most recent rider quarter and ending on the date of termination.

Beginning on the fifth rider anniversary, the rider fee percentage may increase (or decrease) at the time of an automatic step-up. Each time an automatic step-up will result in a rider fee percentage increase, you will have the option to reject the automatic step-up and reinstate the withdrawal base and rider fee percentage to their respective amounts immediately before the automatic step-up (adjusted for any subsequent premium payments or withdrawals), provided that you do so within 30 calendar days after the rider anniversary on which the automatic step-up occurred. We must receive your rejection, in good order, at our Administrative and Service Office within the 30 day period after the rider anniversary on which the automatic step-up occurred.

Please note regarding the base rider fee:

•	Because the base rider fee is a percentage of the withdrawal base, it could be a much higher percentage of your policy value, particularly in the event that your policy value decreases significantly.

•	Because the base rider fee is a percentage of the withdrawal base, the amount of the base rider fee we deduct will increase if the withdrawal base increases (although the percentage(s) may remain the same).

•	If you make a transfer from one designated allocation group to another designated allocation group that has a higher rider fee percentage, then the resulting rider fee will be higher.

Base Rider Fee Adjustment for Transfers. For transfers that you make between different designated investment options in different designated allocation groups on other than the first business day of a rider quarter, a “rider fee adjustment” will be applied. This adjustment is necessary because of differences in the rider fee percentages. The adjustment in the rider fee percentage will ensure that you are charged the correct overall rider fee. The base rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. The rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Base Rider Fee Adjustment for Premium Payments and Excess Withdrawals. A rider fee adjustment will also be calculated for subsequent premium payments and excess withdrawals because these events will change the withdrawal base. The rider fee adjustment will be calculated using the same formula as the base rider fee and compare the fee for the remainder of the rider quarter to the initially calculated fee for the same period. As with the rider fee adjustments calculated for transfers, the rider fee adjustment may be positive or negative and will be added to or subtracted from the rider fee to be collected.

Additional Option Fees. If you elected options with this rider, then you will be charged a fee for each option you elect that is in addition to the rider fee for the base benefit (see the Fee Table). Each additional fee is charged quarterly before annuitization and is a percentage of the withdrawal base on each rider anniversary.

We will also deduct all rider fees pro rata upon full surrender of the policy or other termination of the rider.

Retirement Income ChoiceSM 1.4 Rider Issue Requirements

The Company will not issue the Retirement Income ChoiceSM 1.4 rider unless:

•	the annuitant is not yet age 86 (lower if required by state law);

•	the annuitant is also an owner (except in the case of non-natural owners);

•	there are no more than two owners; and

•	if the joint life option is elected, the annuitant’s spouse is also not yet 86 (lower if required by state law) and (1) is a joint owner along with the annuitant or (2) is the sole primary beneficiary (and there is no joint owner).

Termination

The Retirement Income ChoiceSM 1.4 rider and any additional options will terminate upon the earliest of the following:

•

the date we receive written notice from you requesting termination of the rider if such notice is received by us during the 30 days following the fifth rider anniversary or every fifth rider anniversary thereafter;

•	the death of the annuitant (or if the joint life option was elected, the death of the annuitant’s spouse if that spouse continued the policy as the surviving spouse);

•

annuitization (however, if you have reached your maximum annuity commencement date you may choose an annuitization option which guarantees you lifetime payments in an amount equal to your rider withdrawal amount);

•	the date the policy to which this rider is attached is assigned or if the owner is changed without our approval;

•	the date an excess withdrawal reduces your policy value to zero; or

•	termination of your policy.

Please note: This rider terminates upon annuitization and there is a maximum annuity commencement date at which time your policy will be annuitized according to its terms. However, if you have reached your maximum annuity commencement date, we will allow you to annuitize your policy and elect to receive lifetime annuity payments which are at least equal to your rider withdrawal amount. Please contact us for more information concerning your options.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT ADJUSTED PARTIAL SURRENDERS -RETIREMENT INCOME CHOICESM 1.4 RIDER

When a withdrawal is taken, three parts of the guaranteed lifetime withdrawal benefit can be affected:

1.	Withdrawal Base (“WB”)

2.	Rider Withdrawal Amount (“RWA”)

3.	Rider Death Benefit (“RDB”)

Withdrawal Base. Gross partial withdrawals in a rider year up to the rider withdrawal amount will not reduce the withdrawal base. Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the withdrawal base by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the withdrawal base prior to the withdrawal of the excess amount.

Rider Death Benefit. Gross partial withdrawals in a rider year up to the rider withdrawal amount will reduce the rider death benefit by the amount withdrawn (dollar-for-dollar). Gross partial withdrawals in a rider year in excess of the rider withdrawal amount will reduce the rider death benefit by an amount equal to the greater of:

1)	the excess gross partial withdrawal amount; and

2)	a pro rata amount, the result of (A / B) * C, where:

A	is the excess gross partial withdrawal (the amount in excess of the guaranteed annual withdrawal amount remaining prior to the withdrawal);

B	is the policy value after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount; and

C	is the rider death benefit after the rider withdrawal amount has been withdrawn, but prior to the withdrawal of the excess amount.

The following demonstrates, on a purely hypothetical basis, the effects of partial withdrawals under this guaranteed lifetime withdrawal benefit.

Example 1 (Base):

Assumptions:

Withdrawal Base (“WB”) = $100,000

Rider Withdrawal Amount (“RWA”) = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

Gross partial withdrawal (“GPWD”) = $5,000

Excess withdrawal (“EWD”) = None

Policy Value (“PV”) = $100,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee since no more than $5,000 is withdrawn.

Result. In this example, because no portion of the withdrawal was in excess of $5,000, the withdrawal base does not change.

Example 2 (Excess Withdrawal):

Assumptions:

WB = $100,000

RWA = 5% withdrawal would be $5,000 (5% of the current $100,000 withdrawal base)

GPWD = $7,000

EWD = $2,000 ($7,000 - $5,000)

PV = $90,000

You = owner and annuitant, age 71 at time withdrawals begin, which means Withdrawal Percentage is 5%.

Result. For the guaranteed lifetime withdrawal benefit, because there was an excess withdrawal amount, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $5,000, the withdrawal base would remain at $100,000 and the rider withdrawal amount would be $5,000 starting on the next rider anniversary. However, because an excess withdrawal has been taken, the withdrawal base is also reduced (this is the amount the 5% is based on).

New withdrawal base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount, if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD / (PV - 5% withdrawal)) * WB before any adjustments

2.	($2,000 / ($90,000 - $5,000)) * $100,000 = $2,353

Step Three. Which is larger, the actual $2,000 excess withdrawal or the $2,353 pro rata amount? $2,353 pro rata amount.

Step Four. What is the new withdrawal base upon which the rider withdrawal amount is based? $100,000 - $2,353 = $97,647

Result. The new withdrawal base is $97,647

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Question: What is the new rider withdrawal amount?

$97,647 (the adjusted withdrawal base) * 5% = $4,882

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the withdrawal base (assuming there are no future automatic step-ups) is $4,882.

Example 3 (Base demonstrating growth):

Assumptions:

WB = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

Question: Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn in a rider year.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the withdrawal base does not change.

Example 4 (Base demonstrating WB growth with Additional Death Payment Option):

Assumptions:

You (if you elected RIC 1.4) = owner and annuitant, age 68 on rider issue; age 76 at time withdrawals begin, which means Withdrawal Percentage is 5%

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 8 years (assuming an annual growth rate percentage of 5.0%) = $100,000 * (1 + .05) ^ 8 = $147,745

Rider Death Benefit (“RDB”) (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 8 years from the rider date would be $7,387 (5% of the then-current $147,745 withdrawal base)

GPWD = $7,387

EWD = None

PV = $90,000 in 8 years

Step One. Is any portion of the withdrawal greater than the rider withdrawal amount?

No. There is no excess withdrawal under the guarantee if no more than $7,387 is withdrawn.

Step Two. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $7,387 (there is no excess to deduct)

2.	$100,000 - $7,387 = $92,613.

Result. In this example, because no portion of the withdrawal was in excess of $7,387, the total withdrawal base does not change and the rider death benefit reduces to $92,613.

Example 5 (Base with WB growth with Additional Death Payment Option illustrating excess withdrawal):

Assumptions:

You = owner and annuitant, age 61 on rider issue; age 74 at time withdrawals begin, which means withdrawal percentage is 5%.

WB at rider issue = $100,000

Automatic step-up never occurs and no withdrawals are taken in the first 10 rider years.

WB in 10 years (assuming an annual growth rate percentage of 5.0%) = the greater of $100,000 * (1 + .05) ^ 10 = $162,889.

RDB (optional additional death benefit for additional cost) = $100,000

RWA = 5% withdrawal beginning 10 years from the rider date would be $8,144 (5% of the then-current $162,889 withdrawal base)

GPWD = $15,000

EWD = $6,856 ($15,000 - $8,144)

PV = $90,000 in 10 years

Step One. Is any portion of the total withdrawal greater than the rider withdrawal amount?

Yes. $15,000 - $8,144 = $6,856 (the excess withdrawal amount)

Step Two. Calculate how much of the rider death benefit is affected by the excess withdrawal.

1.	Formula for pro rata amount is: (EWD / (PV - 5% withdrawal)) * (RDB - 5% withdrawal)

2.	($6,856 / ($90,000 - $8,144)) * ($100,000 - $8,144) = $7,694

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $7,694 pro rata amount?

$7,694 pro rata amount.

Step Four. What is the rider death benefit after the withdrawal has been taken?

1.	Total to deduct from the rider death benefit is $8,144 (RWA) + $7,694 (pro rata excess) = $15,838

2.	$100,000 - $15,838 = $84,162.

Result. The rider benefit is $84,162.

Note: Because there was an excess withdrawal amount in this example, the withdrawal base needs to be adjusted and a new lower rider withdrawal amount calculated. Had the withdrawal for this example not been more than $8,144, the withdrawal base would remain at $162,889 and the rider withdrawal amount would be $8,144. However, because an excess withdrawal has been taken, the withdrawal base is also reduced.

New benefit base:

Step One. The withdrawal base is reduced only by the amount of the excess withdrawal or the pro rata amount if greater.

Step Two. Calculate how much the withdrawal base is affected by the excess withdrawal.

1.	The formula is (EWD/(PV - 5% withdrawal)) * WB before any adjustments

2.	($6,856 / ($90,000 - $8,144)) * $162,889 = $13,643

Step Three. Which is larger, the actual $6,856 excess withdrawal amount or the $13,643 pro rata amount?

$13,643 pro rata amount.

Step Four. What is the new withdrawalt base upon which the rider withdrawal amount is based?

$162,889 - $13,643 = $149,246

Result. The new benefit base is $149,246

New rider withdrawal amount:

Because the withdrawal base was adjusted (due to the excess withdrawal) we have to calculate a new rider withdrawal amount for the 5% benefit percentage guarantee that will be available starting on the next rider anniversary. This calculation assumes no more activity prior to the next rider anniversary.

Step One. What is the new rider withdrawal amount?

$149,246 (the adjusted withdrawal base) * 5% = $7,462

Result. Going forward, the maximum you can take out in a year without causing an excess withdrawal and further reduction of the benefit base is $7,462.

The Retirement Income ChoiceSM 1.4 rider and additional options may vary for certain policies, may not be available for all policies, and may not be available in all states. This disclosure explains the material features of the Retirement Income ChoiceSM 1.4 rider. The application and operation of the rider are governed by the terms and conditions of the rider itself.

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

We will not accept any premium payment that is allocated to the fixed account or the dollar cost averaging fixed account in excess of $5,000. We also will not accept any premium payment or transfer which would result in the aggregate policy value in the fixed account and the dollar cost averaging fixed account exceeding $5,000.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2012

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

Some selling firms require that the issue ages be lower for their clients. Accordingly, this supplement changes the issue age as follows:

The annuitant, owner, and any joint owner are age 85 or younger (may be lower for qualified policies).

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2012

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

Supplement Dated May 1, 2012

to the

Prospectus dated May 1, 2012

Some selling firms discourage their clients from purchasing certain optional benefits based solely on the client’s age. You should work with your registered representative to decide whether an optional benefit is appropriate for you based on a thorough analysis of your particular insurance needs, financial objectives, investment goals, time horizons and risk tolerance.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Transamerica LandmarkSM NY Variable Annuity dated May 1, 2012

STATEMENT OF ADDITIONAL INFORMATION

TRANSAMERICA LANDMARKSM NY VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA BNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Transamerica LandmarkSM NY Variable Annuity offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the current prospectus, dated May 1, 2012, by calling (800) 525-6205, or write us at: Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a policy. Terms used in the current prospectus for the policy are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectuses for the policy and the underlying fund portfolios.

Dated: May 1, 2012

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GLOSSARY OF TERMS

Accumulation Unit — An accounting unit of measure used in calculating the policy value in the separate account before the annuity commencement date.

Administrative and Service Office — Transamerica Financial Life Insurance Company, Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001, (800) 525-6205.

Annuitant — The person on whose life any annuity payments involving life contingencies will be based.

Annuity Commencement Date — The date upon which annuity payments are to commence. In no event can this date be (1) later than the last day of the month in which the annuitant attains age 90, or 10 years from the policy date if later, or (2) earlier than the first day of the calendar month coinciding with or next following the first policy anniversary. The annuity commencement date may have to be earlier for qualified policies and may be earlier if required by state law.

Annuity Payment Option — A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit — An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Assumed Investment Return or AIR — The annual effective rate shown in the contract specifications section of the contract that is used in the calculation of each variable annuity payment.

Beneficiary — The person who has the right to the death benefit as set forth in the policy.

Business Day — A day when the New York Stock Exchange is open for regular trading.

Cash Value — The policy value less any applicable service charge, surrender charge and premium tax charge, if any, and rider fees (imposed upon surrender).

Code — The Internal Revenue Code of 1986, as amended.

Enrollment form — A written application, order form, or any other information received electronically or otherwise upon which the policy is issued and/or is reflected on the data or specifications page.

Excess Partial Surrender — The portion of a partial surrender (surrender) that exceeds the free amount.

Fixed Account — One or more investment choices under the policy that are part of the Company’s general assets and are not in the separate account.

Free Amount — The amount that can be withdrawn each year without incurring any surrender charges.

Guaranteed Lifetime Withdrawal Benefit — Any optional benefit under the policy that provides a guaranteed minimum withdrawal benefit, including Living Benefits Rider, the Retirement Income ChoiceSM 1.2 Rider, the Income LinkSM Rider or the Retirement Income MaxSM Rider

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Guaranteed Period Options — The various guaranteed interest rate periods of the fixed account which the Company may offer and into which premium payments may be paid or amounts transferred.

Nonqualified Policy — A policy other than a qualified policy.

Owner (You, Your) — The person who may exercise all rights and privileges under the policy. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information provided to us to issue a policy.

Policy Date — The date shown on the policy data page attached to the policy and the date on which the policy becomes effective.

Policy Value — On or before the annuity commencement date, the policy value is equal to the owner’s:

•	premium payments; minus

•	gross partial surrenders (partial surrenders plus the surrender charge on the portion of the requested partial surrender that is subject to the surrender charge); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	service charges, rider fees, premium taxes, transfer fees, and other charges, if any.

Policy Year — A policy year begins on the policy date and on each anniversary thereof.

Premium Payment — An amount paid to the Company by the owner or on the owner’s behalf as consideration for the benefits provided by the policy.

Qualified Policy — A policy issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account — Separate Account VA BNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the policies may be allocated.

Separate Account Value — The portion of the policy value that is invested in the separate account.

Service Charge — An annual charge on each policy anniversary (and a charge at the time of surrender during any policy year) for policy maintenance and related administrative expenses. This annual charge is $30, but will not exceed 2% of the policy value.

Subaccount — A subdivision within the separate account, the assets of which are invested in a specified underlying fund portfolios.

Supportable Payment — The amount equal to the sum of the variable annuity unit values multiplied by the number of variable annuity units in each of the selected subaccounts.

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Surrender Charge — A percentage of each premium payment that depends upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the policy. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period — The period of time from one determination of accumulation unit values and annuity unit values to the next subsequent determination of those values. Such determination shall be made on each business day.

Variable Annuity Payments — Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice — Written notice, signed by the owner, that gives the Company the information it requires and is received in good order at the Administrative and Service Office. For some transactions, the Company may accept an electronic notice, such as telephone instructions. Such electronic notice must meet the requirements for good order that the Company establishes for such notices.

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In order to supplement the description in the prospectus, the following provides additional information about Transamerica Financial Life Insurance Company (the Company, we, us or our) and the policy, which may be of interest to a prospective purchaser.

THE POLICY — GENERAL PROVISIONS

Owner

The policy shall belong to the owner upon issuance of the policy after completion of an enrollment form and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the policy; (2) surrender the policy; (3) amend or modify the policy with the Company’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of your spouse in a community or marital property state.

Unless the Company has been notified of a community or marital property interest in the policy, it will rely on its good faith belief that no such interest exists and will assume no responsibility for inquiry.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the policy. It may be necessary to open a probate estate in order to exercise ownership rights to the policy.

The owner may change the ownership of the policy in a written notice. When this change takes effect, all rights of ownership in the policy will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment the Company has made or action the Company has taken before recording the change. Changing the owner does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, then (a) the cash value generally must be distributed to the new owner within five years of the owner’s death, or (b) annuity payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of your death.

Entire Policy

The policy, any endorsements or riders thereon, the enrollment form, or information provided in lieu thereof, constitute the entire contract between the Company and the owner. All statements in the enrollment form are representations and not warranties. No statement will cause the policy to be void or to be used in defense of a claim unless contained in the enrollment form or information provided in lieu thereof.

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Misstatement of Age or Sex

If the age or sex of the annuitant or owner has been misstated, the Company will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by the Company shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by the Company due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant or owner may be established at any time by the submission of proof satisfactory to the Company.

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, you may reallocate the value of a designated number of annuity units of a subaccount then credited to a policy into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the account(s) or subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the account or subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in an account or subaccount after a reallocation is less than $10, the Company reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to the Company’s administrative and service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given policy year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and before the annuity commencement date, the owner may choose an annuity payment option or change the election, but notice of any election or change of election must be received by the Company in good order at least thirty (30) days before the annuity commencement date (elections less than 30 days require prior approval). If no election is made before the annuity commencement date, annuity payments will be made under (1) life income with level (fixed) payments for 10 years certain, using the existing policy value of the fixed account, or (2) life income with variable payments for 10 years certain using the existing policy value of the separate account, or (3) a combination of (1) and (2).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount the Company has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells the Company in writing and the Company agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the policy. For annuity payments the tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point

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(100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. For regular annuity payments, the adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as described in your policy. This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the policy. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the policy then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant. This amount is equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the policy by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Due proof of death of the annuitant is proof that the annuitant died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to the Company will constitute due proof of death.

Upon receipt in good order of this proof and an election of a method of settlement and return of the policy, the death benefit generally will be paid within seven days, or as soon thereafter as the Company has sufficient information about the beneficiary(ies) to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

If an owner is not an annuitant, and dies prior to the annuity commencement date, the new owner may surrender the policy at any time for the amount of the adjusted policy value. If the new owner is not the deceased owner’s spouse, however, (1) the adjusted policy value must be distributed within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the policy as the new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the enrollment form will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to the Company. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written

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notice, whether or not the owner is living when the notice is received by the Company. The Company will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon the death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner who has become a current owner) dies before the annuity commencement date, then the entire value of the policy must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified policies.

Assignment

During the lifetime of the annuitant you may assign any rights or benefits provided by the policy if your policy is a nonqualified policy. An assignment will not be binding on the Company until a copy has been filed at its administrative and service office. Your rights and benefits and those of the beneficiary are subject to the rights of the assignee. The Company assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless you so direct by filing written notice with the Company, no beneficiary may assign any payments under the policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified policies is restricted to comply with the Code.

Evidence of Survival

The Company reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until the Company receives such evidence.

Non-Participating

The policy will not share in the Company’s surplus earnings; no dividends will be paid.

Amendments

No change in the policy is valid unless made in writing by the Company and approved by one of the Company’s officers. No registered representative has authority to change or waive any provision of the policy.

The Company reserves the right to amend the policies to meet the requirements of the Code, regulations or published rulings. You can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

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Employee and Agent Purchases

The policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the policy or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of the Company or its affiliated companies or their immediate family. In such a case, the Company in its discretion, may credit an amount equal to a percentage of each premium payment to the policy due to lower acquisition costs the Company experiences on those purchases. The Company may offer certain employer sponsored savings plans, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which the Company is not presently aware which could result in reduced sales or distribution expenses. Credits to the policy or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future period certain variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request (in good order ), multiplied by (b) the number of payments remaining, multiplied by a discount rate (such as the assumed investment rate or “AIR”).

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a policy, based on the Code, Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss federal gift, estate or any other state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts, or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Policy

Diversification Requirements. Section 817(h) of the Code provides that in order for a non-qualified variable policy which is based on a segregated asset account to qualify as an annuity policy under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury Regulations. The Regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Regulations. We have entered into agreements with each underlying fund portfolio company that require the portfolios to be operated in compliance with the Regulations.

Owner Control. In some circumstances, owners of variable policies who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the policies, we believe that the owner of a policy should not be treated as the owner of the underlying assets.

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We reserve the right to modify the policies to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the policies from being treated as the owners of the underlying separate account assets.

Distribution Requirements. The Code requires that nonqualified policies contain specific provisions for distribution of policy proceeds upon the death of any owner. In order to be treated as an annuity policy for federal income tax purposes, the Code requires that such policies provide that if any owner dies on or after the annuity commencement date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the policy must generally be distributed within 5 years after such owner’s date of death or be used to provide payments to a designated beneficiary beginning within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the policy, then the policy may be continued with the surviving spouse as the new owner. Under the policy, the beneficiary is the person(s) designated by an owner/annuitant and the surviving joint owner is the beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of an owner. The nonqualified policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the policies satisfy all such Code requirements. The provisions contained in the policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those that are permitted under individual state laws. Therefore, exercise of the spousal continuation provisions of this policy by persons who do not meet the definition of “spouse” under federal law — e.g., civil union partners and same-sex marriage spouses — may have adverse tax consequences. Consult a tax advisor for more information on this subject.

The following discussion is based on the assumption that the policy qualifies as an annuity policy for federal income tax purposes.

Taxation of Annuities

In General. Code Section 72 governs taxation of annuities in general. We believe that an owner who is an individual will not be taxed on increases in the value of a policy until such amounts are surrendered or distributed. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value, and in the case of a qualified policy, any portion of an interest in the plan, generally will be treated as a distribution. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, a nonqualified policy held by a taxpayer other than a natural person generally will not be treated as an annuity policy under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess, if any, of the policy value over the “investment in the contract”. There are some exceptions to this rule and a prospective purchaser of the policy that is not a natural person should discuss these with a competent tax adviser.

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Withholding. The portion of any distribution under a policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain qualified policies, the withholding rate varies according to the type of distribution and the owner’s tax status. For qualified policies taxable, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, Section 403(b) tax-sheltered annuities, and governmental 457 plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Incidental Death Benefits. The policy may include optional death benefit features, the value of which may exceed the value of the policy or premium payments made under the policy. Federal tax laws limit the value of such incidental death benefit in tax-qualified pension, profit-sharing and 403(b) plans. Further, the Internal Revenue Service has not reviewed this policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether any death benefits available under the policy comport with qualification requirements. The actuarial present value of death benefit options and riders elected may need to be considered in calculating minimum required distributions. Consult a qualified tax adviser before purchasing an optional death benefit.

Qualified Policies. The qualified policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the policies or our policy administration procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the policies comply with applicable law.

For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If a participant in a Section 401(a) plan is a “5 percent owner” (as defined in the Code), or in the case of an IRA (other than a Roth IRA), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the policy that satisfy applicable tax rules.

We do not attempt to provide more than general information about use of the policy with the various types of retirement plans. Purchasers of policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the policy.

Traditional Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a policy must satisfy certain conditions: (i) the owner must be the annuitant; (ii) the policy generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the policy as collateral security; (iii) subject to special rules, the total premium payments for any calendar year

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may not exceed the amount specified in the Code for the year, except in the case of a rollover amount or contribution under Section 402(c), 402(e)(6), 403(a)(4), 403(b)(8), 403(b)(10), 408(d)(3) or 457(e)(16) of the Code; (iv) annuity payments or partial surrenders must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the policy value; (vii) the entire interest of the owner is non-forfeitable; and (viii) the premiums must not be fixed. Policies intended to qualify as traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under a specified dollar amount for the year. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code for the year. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same as for traditional IRAs.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase policies for their employees are generally excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The policy includes a death benefit that in some cases may exceed the greater of the premium payments or the policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under Section 403(b). Therefore, employers using the policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship. These rules may prevent the payment of guaranteed withdrawals under a guaranteed lifetime withdrawal benefit prior to age 59 1/2.

For policies issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer’s section 403(b) plan.

Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders you request from a 403(b) policy comply with applicable tax requirements before we process your request. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the policy, and transactions

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under the policy and any other 403(b) policies or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the policy is assigned or transferred to any individual as a means to provide benefit payments.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities, and certain affiliates of such entities, and tax exempt organizations. The policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental Section 457 plans, all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a non-governmental Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Taxation of the Company

The Company at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of the Company and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the policy. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

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Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the administrative and service office or, in the case of the initial premium payment, when the enrollment form is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for regular trading.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period, is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease, or remain the same from one valuation period to the next. You bear this investment risk. The net investment performance of a subaccount and deduction of certain charges affect the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	the per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by the Company to have resulted during the valuation period from the investment operations of the subaccount;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is an amount representing the separate account charge and any optional benefit fees, if applicable.

Illustration of Separate Account Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

Net Investment Factor =	(A + B - C)	- E
D

Where:

A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.

	Assume	A = $11.57

B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.

	Assume	B = 0

C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.

	Assume	C = 0

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D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.

	Assume	D = $11.40

E =	The daily deduction for the mortality and expense risk fee and the administrative charge, and any optional benefit fees, if applicable. Assume E totals 1.30% on an annual basis; On a daily basis, this equals 0.0000353875.

Then, the net investment factor =	(11.57 + 0 – 0)	- 0.0000353875 = Z = 1.0148768932
(11.40)

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:

A =	The accumulation unit value for the immediately preceding valuation period.

Assume = $X

B =	The net investment factor for the current valuation period.

Assume = Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value and Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely, annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;

(b)	is the net investment factor for that subaccount for the valuation period; and

(c)	is the assumed investment return adjustment factor for the valuation period.

The assumed investment return adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the policy used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus

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(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus

(3)	a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the subaccount.

(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.

(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of shares held in that subaccount. .

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates generally vary according to the annuity option elected and the gender and adjusted age of the annuitant at the annuity commencement date. The policy contains a table for determining the adjusted age of the annuitant.

Illustration of Calculations for Annuity Unit

Value and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity Unit Value = A * B * C

Where:

A =	annuity unit value for the immediately preceding valuation period.

Assume = $X

B =	Net investment factor for the valuation period for which the annuity unit value is being calculated.

Assume = Y

C =	A factor to neutralize the annual assumed investment return of 5% built into the Annuity Tables used.

Assume = Z

Then, the annuity unit value is:

$X * Y * Z = $Q

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Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment =	A * B
$1,000

Where:

A =	The adjusted policy value as of the annuity commencement date.

Assume = $X

B =	The annuity purchase rate per $1,000 of adjusted policy value based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the policy.

Assume = $Y

Then, the first monthly variable annuity payment =	$X * $Y	= $Z
1,000

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units =	A
B

Where:

A =	The dollar amount of the first monthly variable annuity payment.

Assume = $X

B =	The annuity unit value for the valuation date on which the first monthly payment is due.

Assume = $Y

Then, the number of annuity units =	$X	= Z
$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

The Company may from time to time disclose the current annualized yield of the money market subaccount, which invests in the corresponding money market portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit of the money

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market subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges and (ii) the mortality and expense risk fee. Current yield will be calculated according to the following formula:

Current Yield = ((NCS * ES)/UV) * (365/7)

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a policy, the yield for the money market subaccount will be lower than the yield for the corresponding money market portfolio. The yield calculations do not reflect the effect of any premium taxes. The yield calculations also do not reflect surrender charges that may be applicable to a particular policy. Surrender charges range from 8% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The Company may also disclose the effective yield of the money market subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

Where:

NCS	=	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.

ES	=	Per unit expenses of the subaccount for the 7-day period.

UV	=	The unit value on the first day of the 7-day period.

The yield on amounts held in the money market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding money market portfolio, the types and quality of portfolio securities held by the corresponding money market portfolio and its operating expenses.

Total Returns

The Company may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount

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commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which the Company calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P (1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.

ERV	=	The ending redeemable value of the hypothetical account at the end of the period.

P	=	A hypothetical initial payment of $1,000.

N	=	The number of years in the period.

Other Performance Data

The Company may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

The Company may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula except that the surrender charge percentage will be assumed to be 0%:

CTR = (ERV / P)-1

Where:

CTR	=	The cumulative total return net of subaccount recurring charges for the period.

ERV	=	The ending redeemable value of the hypothetical investment at the end of the period.

P	=	A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of policy charges that are currently in effect.

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PUBLISHED RATINGS

The Company may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of the Company. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance policies in accordance with their terms.

STATE REGULATION OF TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

The Company is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine the Company’s contract liabilities and reserves so that the Department may determine the items are correct. The Company’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

ADMINISTRATION

The Company performs administrative services for the policies. These services include issuance of the policies, maintenance of records concerning the policies, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by the Company. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, the Company will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments the Company sends to you) you may only receive quarterly confirmations.

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DISTRIBUTION OF THE POLICIES

We have entered into a principal underwriting agreement with our affiliate, Transamerica Capital, Inc. (“TCI”), for the distribution and sale of the policies. We may reimburse TCI for certain expenses it incurs in order to pay for the distribution of the policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

TCI’s home office is located at 4600 S Syracuse St. Suite 1100 Denver, Colorado 80237-2719. TCI is an indirect, wholly owned subsidiary of AEGON USA. TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, and is a member of Financial Industry Regulatory Authority (“FINRA”). TCI is not a member of the Securities Investor Protection Corporation.

We currently offer the policies on a continuous basis. We anticipate continuing to offer the policies, but reserve the right to discontinue the offering. The policies are offered to the public through sales representatives of broker-dealers (“selling firms”) that have entered into selling agreements with us and with TCI. TCI compensates these selling firms for their services. Sales representatives with these selling firms are appointed as our insurance agents.

We and our affiliates provide paid-in capital to TCI and pay for TCI’s operating and other expenses, including overhead, legal and accounting fees. We also pay TCI an “override” payment based on the pricing of the product which becomes part of TCI’s assets. In addition, we pay commission to TCI for policy sales; these commissions are passed through to the selling firms with TCI not retaining any portion of the commissions. During fiscal year 2011, 2010 and 2009 the amounts paid to TCI in connection with all policies sold through the separate account were $12,709,565, $7,886,046 and $4,141,932, respectively.

We and/or TCI or another affiliate may pay certain selling firms additional cash amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses of the selling firms. We and/or TCI may make bonus payments to certain selling firms based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

VOTING RIGHTS

To the extent required by law, the Company will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the underlying fund portfolios shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your policy value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

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After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the policy decrease. The person’s number of votes will be determined by dividing the reserve for the policy allocated to the applicable subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. The Company will solicit voting instructions by sending you, or other persons entitled to vote, requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received, and shares held by the Company in which you, or other persons entitled to vote have no beneficial interest, will be voted in proportion to the voting instructions that are received with respect to all policies participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

The Company makes other variable annuity policies available that may also be funded through the separate account. These variable annuity policies may have different features, such as different investment choices or charges.

CUSTODY OF ASSETS

The Company holds assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from the Company’s general account assets. The Company maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by the Company’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of the Company.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice to the Company regarding to certain matters under the federal securities laws that relate to the policies.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account VA BNY, at December 31, 2011 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011, appearing herein, have been audited by Ernst & Young LLP, Suite 3000, 801 Grand Avenue, Des Moines, Iowa 50309, Independent Registered Public Accounting Firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon their reports given on their authority as experts in accounting and auditing.

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OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the policies discussed in this SAI. Not all of the information set forth in the registration statement and the amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of your interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of certain subaccounts of Separate Account VA BNY, which are available for investment by Transamerica LandmarkSM NY Variable Annuity policy owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica Financial Life Insurance Company, which are included in this SAI, should be considered only as bearing on the ability of the Company to meet its obligations under the policies. They should not be considered as bearing on the investment performance of the assets held in the separate account.

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APPENDIX

CONDENSED FINANCIAL INFORMATION

The following tables list the accumulation unit values and the number of accumulation units outstanding for the total separate account expenses listed therein (excluding any applicable fund facilitation fees) for each subaccount.

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.279792	$1.284960	164,678.366
Subaccount Inception Date May 1, 2002	2010	$1.200247	$1.279792	150,794.422
	2009	$0.979668	$1.200247	54,299.373
	2008	$1.270830	$0.979668	44,922.259
	2007	$1.220709	$1.270830	0.000
	2006	$1.140199	$1.220709	0.000
	2005	$1.106919	$1.140199	0.000
	2004	$1.000000	$1.106919	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.293078	$1.196149	0.000
Subaccount Inception Date May 1, 2002	2010	$1.149855	$1.293078	38,009.732
	2009	$0.904932	$1.149855	42,486.153
	2008	$1.531534	$0.904932	18,371.575
	2007	$1.452146	$1.531534	23,628.526
	2006	$1.284181	$1.452146	0.000
	2005	$1.169683	$1.284181	0.000
	2004	$1.000000	$1.169683	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.322304	$1.300858	63,312.914
Subaccount Inception Date May 1, 2002	2010	$1.223994	$1.322304	64,160.781
	2009	$0.988819	$1.223994	0.000
	2008	$1.365998	$0.988819	0.000
	2007	$1.292796	$1.365998	0.000
	2006	$1.185058	$1.292796	0.000
	2005	$1.127695	$1.185058	0.000
	2004	$1.000000	$1.127695	0.000
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.329232	$1.274183	307,612.652
Subaccount Inception Date May 1, 2002	2010	$1.205589	$1.329232	297,461.650
	2009	$0.961203	$1.205589	102,633.990
	2008	$1.461051	$0.961203	0.000
	2007	$1.385012	$1.461051	0.000
	2006	$1.243584	$1.385012	0.000
	2005	$1.155592	$1.243584	0.000
	2004	$1.000000	$1.155592	0.000
TA International Moderate Growth – Service Class	2011	$0.936974	$0.849823	87,633.339
Subaccount Inception Date May 1, 2006	2010	$0.866493	$0.936974	0.000
	2009	$0.683054	$0.866493	0.000
	2008	$1.093585	$0.683054	0.000
	2007	$1.027743	$1.093585	0.000
	2006	$1.000000	$1.027743	0.000
TA BlackRock Global Allocation – Service Class(1)	2011	$1.290476	$1.216212	332,499.643
Subaccount Inception Date May 1, 2009	2010	$1.199639	$1.290476	294,340.528
	2009	$1.000000	$1.199639	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.313094	$1.336248	128,893.736
Subaccount Inception Date May 1, 2009	2010	$1.203393	$1.313094	131,379.414
	2009	$1.000000	$1.203393	54,646.502

25

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Large Cap Value – Service Class	2011	$1.297697	$1.304201	0.000
Subaccount Inception Date May 1, 2000	2010	$1.201068	$1.297697	0.000
	2009	$1.076816	$1.201068	0.000
	2008	$1.665113	$1.076816	0.000
	2007	$1.627009	$1.665113	0.000
	2006	$1.422266	$1.627009	0.000
	2005	$1.252828	$1.422266	0.000
	2004	$1.000000	$1.252828	0.000
TA Janus Balanced – Service Class	2011	$0.996461	$0.871759	0.000
Subaccount Inception Date November 19, 2009	2010	$0.985328	$0.996461	0.000
	2009	$0.986563	$0.985328	0.000
TA Hanlon Balanced – Service Class	2011	$0.966004	$0.915280	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020140	$0.966004	0.000
	2009	$0.998150	$1.020140	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.981138	$0.890613	0.000
Subaccount Inception Date November 19, 2009	2010	$1.021887	$0.981138	0.000
	2009	$0.997257	$1.021887	0.000
TA Hanlon Growth – Service Class	2011	$0.994228	$0.861968	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020807	$0.994228	0.000
	2009	$0.996388	$1.020807	0.000
TA Hanlon Income – Service Class	2011	$0.985121	$0.994626	0.000
Subaccount Inception Date November 19, 2009	2010	$1.003159	$0.985121	0.000
	2009	$0.999947	$1.003159	0.000
TA Clarion Global Real Estate Securities – Service Class	2011	$1.639742	$1.511779	0.000
Subaccount Inception Date May 1, 2002	2010	$1.449864	$1.639742	0.000
	2009	$1.111342	$1.449864	0.000
	2008	$1.970525	$1.111342	0.000
	2007	$2.158253	$1.970525	7,643.908
	2006	$1.550371	$2.158253	8,461.833
	2005	$1.396448	$1.550371	9,929.000
	2004	$1.000000	$1.396448	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.239808	$1.237180	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029113	$1.239808	0.000
	2009	$0.985146	$1.029113	0.000
TA JPMorgan Enhanced Index – Service Class	2011	$1.173977	$1.157027	0.000
Subaccount Inception Date May 2, 1997	2010	$1.042079	$1.173977	0.000
	2009	$0.821552	$1.042079	0.000
	2008	$1.340681	$0.821552	0.000
	2007	$1.310582	$1.340681	0.000
	2006	$1.162163	$1.310582	0.000
	2005	$1.148055	$1.162163	0.000
	2004	$1.000000	$1.148055	0.000
TA Jennison Growth – Service Class	2011	$1.244530	$1.211348	0.000
Subaccount Inception Date December 13, 1996	2010	$1.133110	$1.244530	0.000
	2009	$0.821098	$1.133110	0.000
	2008	$1.331150	$0.821098	0.000
	2007	$1.219689	$1.331150	0.000
	2006	$1.223828	$1.219689	0.000
	2005	$1.099019	$1.223828	0.000
	2004	$1.000000	$1.099019	0.000

26

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth – Service Class	2011	$1.276353	$1.177013	0.000
Subaccount Inception Date May 1, 2000	2010	$1.023893	$1.276353	0.000
	2009	$0.818287	$1.023893	0.000
	2008	$1.314715	$0.818287	0.000
	2007	$1.330325	$1.314715	0.000
	2006	$1.146477	$1.330325	0.000
	2005	$1.125917	$1.146477	0.000
	2004	$1.000000	$1.125917	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.383962	$1.419137	0.000
Subaccount Inception Date June 21, 1999	2010	$1.257884	$1.383962	0.000
	2009	$0.873225	$1.257884	0.000
	2008	$1.194463	$0.873225	0.000
	2007	$1.197194	$1.194463	0.000
	2006	$1.103340	$1.197194	0.000
	2005	$1.108153	$1.103340	0.000
	2004	$1.000000	$1.108153	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.402756	$0.316248	36,726.772
Subaccount Inception Date May 1, 2009	2010	$0.560672	$0.402756	0.000
	2009	$1.000000	$0.560672	0.000
TA MFS International Equity – Service Class	2011	$1.505048	$1.325453	0.000
Subaccount Inception Date May 1, 2001	2010	$1.391018	$1.505048	0.000
	2009	$1.072424	$1.391018	0.000
	2008	$1.696321	$1.072424	0.000
	2007	$1.588686	$1.696321	0.000
	2006	$1.317598	$1.588686	0.000
	2005	$1.194818	$1.317598	0.000
	2004	$1.000000	$1.194818	0.000
TA PIMCO Total Return – Service Class	2011	$1.276669	$1.326819	155,116.493
Subaccount Inception Date May 1, 2002	2010	$1.217156	$1.276669	156,314.431
	2009	$1.072024	$1.217156	24,754.124
	2008	$1.127650	$1.072024	24,872.578
	2007	$1.056730	$1.127650	10,400.853
	2006	$1.036872	$1.056730	11,513.763
	2005	$1.035977	$1.036872	13,510.000
	2004	$1.000000	$1.035977	0.000
TA T. Rowe Price Small Cap – Service Class	2011	$1.435452	$1.429351	0.000
Subaccount Inception Date May 1, 2000	2010	$1.091625	$1.435452	0.000
	2009	$0.804533	$1.091625	0.000
	2008	$1.289852	$0.804533	0.000
	2007	$1.203528	$1.289852	0.000
	2006	$1.187285	$1.203528	0.000
	2005	$1.096368	$1.187285	0.000
	2004	$1.000000	$1.096368	0.000
TA WMC Diversified Equity – Service Class	2011	$1.176737	$1.071127	0.000
Subaccount Inception Date May 1, 2000	2010	$1.029354	$1.176737	0.000
	2009	$0.820848	$1.029354	0.000
	2008	$1.489578	$0.820848	0.000
	2007	$1.320902	$1.489578	0.000
	2006	$1.136855	$1.320902	0.000
	2005	$1.051742	$1.136855	0.000
	2004	$1.000000	$1.051742	0.000

27

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Efficient Markets – Service Class	2011	$1.320461	$1.266873	53,090.799
Subaccount Inception Date November 10, 2008	2010	$1.197925	$1.320461	0.000
	2009	$1.036202	$1.197925	0.000
	2008	$1.000000	$1.036202	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.396253	$1.420983	59,854.874
Subaccount Inception Date May 1, 2002	2010	$1.149041	$1.396253	38,448.716
	2009	$0.930174	$1.149041	0.000
	2008	$1.406565	$0.930174	0.000
	2007	$1.264951	$1.406565	0.000
	2006	$1.185899	$1.264951	0.000
	2005	$1.121594	$1.185899	0.000
	2004	$1.000000	$1.121594	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.230558	$1.227163	14,270.588
Subaccount Inception Date May 1, 2002	2010	$1.149363	$1.230558	0.000
	2009	$0.893361	$1.149363	0.000
	2008	$1.445762	$0.893361	0.000
	2007	$1.246196	$1.445762	0.000
	2006	$1.148149	$1.246196	0.000
	2005	$1.130446	$1.148149	0.000
	2004	$1.000000	$1.130446	0.000
TA WMC Diversified Growth – Service Class	2011	$1.251557	$1.179434	0.000
Subaccount Inception Date May 1, 2000	2010	$1.086083	$1.251557	0.000
	2009	$0.859034	$1.086083	0.000
	2008	$1.627255	$0.859034	0.000
	2007	$1.429765	$1.627255	0.000
	2006	$1.344838	$1.429765	0.000
	2005	$1.179060	$1.344838	0.000
	2004	$1.000000	$1.179060	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$1.709579	$1.522303	0.000
Subaccount Inception Date May 2, 2001	2010	$1.288309	$1.709579	0.000
	2009	$0.962080	$1.288309	0.000
	2008	$1.664426	$0.962080	0.000
	2007	$1.382669	$1.664426	0.000
	2006	$1.343754	$1.382669	0.000
	2005	$1.181645	$1.343754	0.000
	2004	$1.000000	$1.181645	0.000
TA AEGON Money Market – Service Class	2011	$1.007723	$0.988547	0.000
Subaccount Inception Date January 1, 1995	2010	$1.027323	$1.007723	0.000
	2009	$1.047238	$1.027323	42,204.858
	2008	$1.045100	$1.047238	0.000
	2007	$1.017104	$1.045100	0.000
	2006	$0.992507	$1.017104	0.000
	2005	$0.985904	$0.992507	0.000
	2004	$1.000000	$0.985904	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.177784	$1.122275	0.000
Subaccount Inception Date January 1, 1995	2010	$0.923285	$1.177784	0.000
	2009	$0.658706	$0.923285	0.000
	2008	$1.000000	$0.658706	0.000

28

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Service Class	2011	$1.177000	$1.238666	144,687.261
Subaccount Inception Date June 16, 1995	2010	$1.151322	$1.177000	52,988.475
	2009	$1.126486	$1.151322	0.000
	2008	$1.069229	$1.126486	0.000
	2007	$1.030596	$1.069229	0.000
	2006	$1.019453	$1.030596	0.000
	2005	$1.019091	$1.019453	0.000
	2004	$1.000000	$1.019091	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.148757	$1.082664	0.000
Subaccount Inception Date November 19, 2009	2010	$1.023670	$1.148757	0.000
	2009	$0.999947	$1.023670	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.070874	$1.083783	0.000
Subaccount Inception Date November 19, 2009	2010	$0.997727	$1.070874	0.000
	2009	$0.999947	$0.997727	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.011917	$1.007162	0.000
Subaccount Inception Date May 1, 2008	2010	$0.931999	$1.011917	0.000
	2009	$0.815389	$0.931999	0.000
	2008	$1.000000	$0.815389	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.963772	$0.934661	334,778.803
Subaccount Inception Date May 1, 2008	2010	$0.869488	$0.963772	211,458.931
	2009	$0.719630	$0.869488	213,030.401
	2008	$1.000000	$0.719630	110,268.010
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.483939	$1.243567	0.000
Subaccount Inception Date January 1, 1995	2010	$1.398174	$1.483939	0.000
	2009	$1.134211	$1.398174	0.000
	2008	$1.897250	$1.134211	0.000
	2007	$1.678120	$1.897250	0.000
	2006	$1.388757	$1.678120	0.000
	2005	$1.246139	$1.388757	0.000
	2004	$1.000000	$1.246139	0.000
TA Multi Managed Large Cap Core – Service Class	2011	$1.332071	$1.273531	0.000
Subaccount Inception Date January 1, 1995	2010	$1.142407	$1.332071	0.000
	2009	$0.802752	$1.142407	0.000
	2008	$1.416163	$0.802752	0.000
	2007	$1.325393	$1.416163	0.000
	2006	$1.227649	$1.325393	0.000
	2005	$1.146899	$1.227649	0.000
	2004	$1.000000	$1.146899	0.000
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.524959	$1.392370	0.000
Subaccount Inception Date May 1, 2001	2010	$1.163858	$1.524959	0.000
	2009	$0.741036	$1.163858	0.000
	2008	$1.410653	$0.741036	0.000
	2007	$1.176644	$1.410653	0.000
	2006	$1.094577	$1.176644	0.000
	2005	$1.039809	$1.094577	0.000
	2004	$1.000000	$1.039809	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.155119	$1.215642	152,734.839
Subaccount Inception Date June 16, 1995	2010	$1.129925	$1.155119	19,265.982
	2009	$1.105550	$1.129925	16,880.523
	2008	$1.049354	$1.105550	17,260.743
	2007	$1.011446	$1.049354	11,586.093
	2006	$1.000508	$1.011446	0.000
	2005	$1.000000	$1.000508	0.000

29

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.945817	$0.896259	0.000
Subaccount Inception Date May 1, 2002	2010	$0.901634	$0.945817	0.000
	2009	$0.622187	$0.901634	0.000
	2008	$1.318999	$0.622187	0.000
	2007	$1.326766	$1.318999	0.000
	2006	$1.197589	$1.326766	0.000
	2005	$1.158020	$1.197589	0.000
	2004	$1.000000	$1.158020	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.980723	$0.883928	0.000
Subaccount Inception Date May 1, 2002	2010	$0.867872	$0.980723	0.000
	2009	$0.732942	$0.867872	0.000
	2008	$1.302515	$0.732942	0.000
	2007	$1.188594	$1.302515	0.000
	2006	$1.142493	$1.188594	0.000
	2005	$1.072689	$1.142493	0.000
	2004	$1.000000	$1.072689	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.331774	$1.263956	93,658.953
Subaccount Inception Date November 10, 2008	2010	$1.233390	$1.331774	86,739.913
	2009	$1.012367	$1.233390	0.000
	2008	$1.000000	$1.012367	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.068636	$1.111871	0.000
Subaccount Inception Date May 1, 2001	2010	$0.965842	$1.068636	0.000
	2009	$0.818182	$0.965842	0.000
	2008	$1.406638	$0.818182	0.000
	2007	$1.367752	$1.406638	0.000
	2006	$1.191917	$1.367752	0.000
	2005	$1.161704	$1.191917	0.000
	2004	$1.000000	$1.161704	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.126873	$1.063874	0.000
Subaccount Inception Date May 1, 2001	2010	$1.045995	$1.126873	0.000
	2009	$0.777784	$1.045995	0.000
	2008	$1.317769	$0.777784	0.000
	2007	$1.182605	$1.317769	0.000
	2006	$1.213383	$1.182605	0.000
	2005	$1.077097	$1.213383	0.000
	2004	$1.000000	$1.077097	0.000
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.108724	$1.098433	27,923.078
Subaccount Inception Date November 19, 2009	2010	$1.007640	$1.108724	29,779.724
	2009	$0.989770	$1.007640	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.034117	$1.073163	0.000
Subaccount Inception Date November 19, 2009	2010	$0.993361	$1.034117	0.000
	2009	$1.000891	$0.993361	0.000
American Funds – Growth-Income Fund – Class 2(4)	2011	$1.098363	$1.054579	0.000
Subaccount Inception Date November 19, 2009	2010	$1.007891	$1.098363	0.000
	2009	$0.986794	$1.007891	0.000
American Funds – Growth Fund – Class 2(4)	2011	$1.163617	$1.089385	0.000
Subaccount Inception Date November 19, 2009	2010	$1.002501	$1.163617	0.000
	2009	$0.986472	$1.002501	0.000
American Funds – International Fund – Class 2(4)	2011	$1.027799	$0.864835	0.000
Subaccount Inception Date November 19, 2009	2010	$0.980022	$1.027799	0.000
	2009	$0.982903	$0.980022	0.000

30

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.040017	$0.981128	16,986.197
Subaccount Inception Date May 1, 2008	2010	$0.900399	$1.040017	0.000
	2009	$0.663638	$0.900399	0.000
	2008	$1.000000	$0.663638	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.442017	$1.375111	0.000
Subaccount Inception Date May 1, 2000	2010	$1.257299	$1.442017	0.000
	2009	$0.946209	$1.257299	0.000
	2008	$1.683422	$0.946209	0.000
	2007	$1.463244	$1.683422	0.000
	2006	$1.338666	$1.463244	0.000
	2005	$1.169932	$1.338666	0.000
	2004	$1.000000	$1.169932	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.143202	$1.128715	0.000
Subaccount Inception Date May 1, 2000	2010	$1.014193	$1.143202	0.000
	2009	$0.796072	$1.014193	0.000
	2008	$1.419332	$0.796072	0.000
	2007	$1.428992	$1.419332	0.000
	2006	$1.214705	$1.428992	0.000
	2005	$1.172981	$1.214705	0.000
	2004	$1.000000	$1.172981	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.094709	$1.073467	0.000
Subaccount Inception Date May 1, 2001	2010	$0.901030	$1.094709	0.000
	2009	$0.717861	$0.901030	0.000
	2008	$1.389096	$0.717861	0.000
	2007	$1.118214	$1.389096	0.000
	2006	$1.069657	$1.118214	0.000
	2005	$1.033578	$1.069657	0.000
	2004	$1.000000	$1.033578	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.932005	$1.689437	5,670.093
Subaccount Inception Date May 1, 2000	2010	$1.531940	$1.932005	0.000
	2009	$1.117551	$1.531940	0.000
	2008	$1.886714	$1.117551	0.000
	2007	$1.667885	$1.886714	8,287.007
	2006	$1.512707	$1.667885	9,173.740
	2005	$1.306694	$1.512707	10,765.000
	2004	$1.000000	$1.306694	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.221716	$1.090076	0.000
Subaccount Inception Date May 1, 2002	2010	$0.985870	$1.221716	0.000
	2009	$0.639565	$0.985870	0.000
	2008	$1.338639	$0.639565	0.000
	2007	$1.294450	$1.338639	0.000
	2006	$1.137526	$1.294450	0.000
	2005	$1.132172	$1.137526	0.000
	2004	$1.000000	$1.132172	0.000
Franklin Income Securities Fund – Class 2	2011	$0.980561	$0.984774	0.000
Subaccount Inception Date May 1, 2007	2010	$0.887236	$0.980561	0.000
	2009	$0.667079	$0.887236	0.000
	2008	$0.966884	$0.667079	0.000
	2007	$1.000000	$0.966884	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.799315	$0.775884	0.000
Subaccount Inception Date May 1, 2007	2010	$0.732851	$0.799315	0.000
	2009	$0.592743	$0.732851	0.000
	2008	$0.960957	$0.592743	0.000
	2007	$1.000000	$0.960957	0.000

31

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2011	$0.890358	$0.780461	12,031.099
Subaccount Inception Date May 1, 2007	2010	$0.837316	$0.890358	0.000
	2009	$0.622897	$0.837316	0.000
	2008	$1.065218	$0.622897	0.000
	2007	$1.000000	$1.065218	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.361314	$1.311076	112,352.545
Subaccount Inception Date November 10, 2008	2010	$1.260784	$1.361314	62,123.890
	2009	$0.989698	$1.260784	0.000
	2008	$1.000000	$0.989698	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.074161	$1.019006	28,109.295
Subaccount Inception Date November 19, 2009	2010	$1.003281	$1.074161	29,978.366
	2009	$0.988801	$1.003281	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.696902	$1.637006	0.000
Subaccount Inception Date October 9, 2000	2010	$1.378244	$1.696902	0.000
	2009	$0.972780	$1.378244	0.000
	2008	$1.766658	$0.972780	0.000
	2007	$1.479596	$1.766658	0.000
	2006	$1.331249	$1.479596	0.000
	2005	$1.211421	$1.331249	0.000
	2004	$1.000000	$1.211421	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.147206	$0.967884	0.000
Subaccount Inception Date October 9, 2000	2010	$1.012439	$1.147206	0.000
	2009	$0.751211	$1.012439	0.000
	2008	$1.387768	$0.751211	0.000
	2007	$1.293832	$1.387768	0.000
	2006	$1.118394	$1.293832	0.000
	2005	$1.080016	$1.118394	0.000
	2004	$1.000000	$1.080016	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.123744	$1.184497	22,589.032
Subaccount Inception Date April 23, 2009	2010	$1.048790	$1.123744	10.038.992
	2009	$1.000000	$1.048790	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.499877	$1.443770	0.000
Subaccount Inception Date April 23, 2009	2010	$1.346326	$1.499877	0.000
	2009	$1.000000	$1.346326	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.485867	$1.290600	0.000
Subaccount Inception Date May 1, 2004	2010	$1.413610	$1.485867	0.000
	2009	$0.924553	$1.413610	0.000
	2008	$1.607369	$0.924553	0.000
	2007	$1.498998	$1.607369	0.000
	2006	$1.252178	$1.498998	0.000
	2005	$1.153212	$1.252178	0.000
	2004	$1.000000	$1.153212	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.584729	$1.588072	0.000
Subaccount Inception Date May 1, 2004	2010	$1.308668	$1.584729	0.000
	2009	$0.916394	$1.308668	0.000
	2008	$1.398877	$0.916394	0.000
	2007	$1.392154	$1.398877	0.000
	2006	$1.214669	$1.392154	0.000
	2005	$1.133828	$1.214669	0.000
	2004	$1.000000	$1.133828	0.000

32

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.95%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.642812	$1.534555	0.000
Subaccount Inception Date May 1, 2004	2010	$1.317442	$1.642812	0.000
	2009	$0.853937	$1.317442	0.000
	2008	$1.280136	$0.853937	0.000
	2007	$1.383688	$1.280136	0.000
	2006	$1.226543	$1.383688	0.000
	2005	$1.209086	$1.226543	0.000
	2004	$1.000000	$1.209086	0.000
MFS® New Discovery Series – Service Class	2011	$1.482104	$1.301232	6,995.544
Subaccount Inception Date May 1, 2002	2010	$1.111499	$1.482104	0.000
	2009	$0.695533	$1.111499	0.000
	2008	$1.172551	$0.695533	0.000
	2007	$1.169232	$1.172551	0.000
	2006	$1.055494	$1.169232	0.000
	2005	$1.024468	$1.055494	0.000
	2004	$1.000000	$1.024468	0.000
MFS® Total Return Series – Service Class	2011	$1.209106	$1.204830	0.000
Subaccount Inception Date May 1, 2002	2010	$1.124365	$1.209106	0.000
	2009	$0.973702	$1.124365	0.000
	2008	$1.278035	$0.973702	0.000
	2007	$1.253760	$1.278035	9,584.336
	2006	$1.145035	$1.253760	10,609.885
	2005	$1.137739	$1.145035	12,450.000
	2004	$1.000000	$1.137739	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.125349	$1.043076	0.000
Subaccount Inception Date May 1, 2004	2010	$1.037776	$1.125349	0.000
	2009	$0.842226	$1.037776	0.000
	2008	$1.210744	$0.842226	0.000
	2007	$1.154904	$1.210744	0.000
	2006	$1.066260	$1.154904	0.000
	2005	$1.045226	$1.066260	0.000
	2004	$1.000000	$1.045226	0.000
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.957650	0.000
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.977398	5,629.584
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.917169	0.000
TA JPMorgan Core Bond – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.040878	0.000
TA JPMorgan Tactical Allocation – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.992199	0.000
TA PIMCO Real Return TIPS – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.063308	0.000

33

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.257388	$1.266764	0.000
Subaccount Inception Date May 1, 2002	2010	$1.176212	$1.257388	0.000
	2009	$0.957123	$1.176212	0.000
	2008	$1.237499	$0.957123	0.000
	2007	$1.185457	$1.237499	0.000
	2006	$1.103671	$1.185457	0.000
	2005	$1.069178	$1.103671	0.000
	2004	$1.000000	$1.069178	0.000
TA Asset Allocation – Growth – Initial Class	2011	$1.247658	$1.158104	0.000
Subaccount Inception Date May 1, 2002	2010	$1.105991	$1.247658	0.000
	2009	$0.868140	$1.105991	0.000
	2008	$1.465609	$0.868140	0.000
	2007	$1.386105	$1.465609	0.000
	2006	$1.221577	$1.386105	0.000
	2005	$1.108979	$1.221577	0.000
	2004	$1.000000	$1.108979	0000
TA Asset Allocation – Moderate – Initial Class	2011	$1.291223	$1.274630	0.000
Subaccount Inception Date May 1, 2002	2010	$1.192058	$1.291223	0.000
	2009	$0.960978	$1.192058	0.000
	2008	$1.322762	$0.960978	0.000
	2007	$1.248690	$1.322762	0.000
	2006	$1.141339	$1.248690	0.000
	2005	$1.082397	$1.141339	0.000
	2004	$1.000000	$1.082397	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.290847	$1.241339	0.000
Subaccount Inception Date May 1, 2002	2010	$1.166847	$1.290847	0.000
	2009	$0.927774	$1.166847	0.000
	2008	$1.406185	$0.927774	0.000
	2007	$1.329219	$1.406185	0.000
	2006	$1.189798	$1.329219	0.000
	2005	$1.103022	$1.189798	0.000
	2004	$1.000000	$1.103022	0.000
TA International Moderate Growth – Service Class	2011	$0.939130	$0.852193	0.000
Subaccount Inception Date May 1, 2006	2010	$0.868064	$0.939130	0.000
	2009	$0.683958	$0.868064	0.000
	2008	$1.094494	$0.683958	0.000
	2007	$1.000000	$1.094494	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.094669	$1.114507	0.000
Subaccount Inception Date May 1, 2009	2010	$1.002721	$1.094669	0.000
	2009	$0.993353	$1.002721	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.212139	$1.222113	0.000
Subaccount Inception Date May 1, 2000	2010	$1.118356	$1.212139	0.000
	2009	$0.999736	$1.118356	0.000
	2008	$1.541068	$0.999736	0.000
	2007	$1.500901	$1.541068	0.000
	2006	$1.308001	$1.500901	0.000
	2005	$1.149534	$1.308001	0.000
	2004	$1.000000	$1.149534	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.149386	$1.083781	0.000
Subaccount Inception Date November 19, 2009	2010	$1.023730	$1.149386	0.000
	2009	$0.999948	$1.023730	0.000

34

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.071463	$1.084909	0.000
Subaccount Inception Date November 19, 2009	2010	$0.997783	$1.071463	0.000
	2009	$0.999948	$0.997783	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.081625	$1.077062	0.000
Subaccount Inception Date May 1, 2008	2010	$0.995710	$1.081625	0.000
	2009	$0.991632	$0.995710	0.000
	2008	$1.000000	$0.991632	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$1.107753	$1.074814	0.000
Subaccount Inception Date May 1, 2008	2010	$0.998903	$1.107753	0.000
	2009	$0.988763	$0.998903	0.000
	2008	$1.000000	$0.988763	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$1.615669	$1.494631	0.000
Subaccount Inception Date May 1, 2002	2010	$1.423342	$1.615669	0.000
	2009	$1.087102	$1.423342	0.000
	2008	$1.922690	$1.087102	0.000
	2007	$2.100255	$1.922690	0.000
	2006	$1.504164	$2.100255	0.000
	2005	$1.350665	$1.504164	0.000
	2004	$1.000000	$1.350665	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.133115	$1.120246	0.000
Subaccount Inception Date May 1, 1997	2010	$1.002494	$1.133115	0.000
	2009	$0.788282	$1.002494	0.000
	2008	$1.282246	$0.788282	0.000
	2007	$1.250019	$1.282246	0.000
	2006	$1.104578	$1.250019	0.000
	2005	$1.087884	$1.104578	0.000
	2004	$1.000000	$1.087884	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.240489	$1.238471	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029171	$1.240489	0.000
	2009	$0.985147	$1.029171	0.000
TA Jennison Growth – Initial Class	2011	$1.246939	$1.216037	0.000
Subaccount Inception Date December 13, 1996	2010	$1.131826	$1.246939	0.000
	2009	$0.817946	$1.131826	0.000
	2008	$1.323255	$0.817946	0.000
	2007	$1.209298	$1.323255	0.000
	2006	$1.208492	$1.209298	0.000
	2005	$1.082175	$1.208492	0.000
	2004	$1.000000	$1.082175	0.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.227041	$1.134273	0.000
Subaccount Inception Date May 1, 2000	2010	$0.981138	$1.227041	0.000
	2009	$0.781632	$0.981138	0.000
	2008	$1.251765	$0.781632	0.000
	2007	$1.262602	$1.251765	0.000
	2006	$1.085161	$1.262602	0.000
	2005	$1.062410	$1.085161	0.000
	2004	$1.000000	$1.062410	0.000

35

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON High Yield Bond – Initial Class	2011	$1.374183	$1.412945	0.000
Subaccount Inception Date June 21, 1999	2010	$1.245380	$1.374183	0.000
	2009	$0.861887	$1.245380	0.000
	2008	$1.174205	$0.861887	0.000
	2007	$1.174853	$1.174205	0.000
	2006	$1.078997	$1.174853	0.000
	2005	$1.079864	$1.078997	0.000
	2004	$1.000000	$1.079864	0.000
TA MFS International Equity – Initial Class	2011	$1.429834	$1.262086	0.000
Subaccount Inception Date May 1, 2001	2010	$1.318581	$1.429834	0.000
	2009	$1.012667	$1.318581	0.000
	2008	$1.594820	$1.012667	0.000
	2007	$1.488998	$1.594820	0.000
	2006	$1.232818	$1.488998	0.000
	2005	$1.112988	$1.232818	0.000
	2004	$1.000000	$1.112988	0.000
TA PIMCO Total Return – Initial Class	2011	$1.293668	$1.349205	0.000
Subaccount Inception Date May 1, 2002	2010	$1.229770	$1.293668	0.000
	2009	$1.079956	$1.229770	0.000
	2008	$1.132137	$1.079956	0.000
	2007	$1.058986	$1.132137	0.000
	2006	$1.035454	$1.058986	0.000
	2005	$1.031061	$1.035454	0.000
	2004	$1.000000	$1.031061	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.411551	$1.408732	0.000
Subaccount Inception Date May 1, 2000	2010	$1.069997	$1.411551	0.000
	2009	$0.786090	$1.069997	0.000
	2008	$1.256661	$0.786090	0.000
	2007	$1.168389	$1.256661	0.000
	2006	$1.149311	$1.168389	0.000
	2005	$1.058742	$1.149311	0.000
	2004	$1.000000	$1.058742	0.000
TA WMC Diversified Equity – Initial Class	2011	$1.200542	$1.096047	0.000
Subaccount Inception Date May 1, 2000	2010	$1.046957	$1.200542	0.000
	2009	$0.831386	$1.046957	0.000
	2008	$1.504184	$0.831386	0.000
	2007	$1.330130	$1.504184	0.000
	2006	$1.140952	$1.330130	0.000
	2005	$1.081777	$1.140952	0.000
	2004	$1.000000	$1.081777	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.391933	$1.421180	0.000
Subaccount Inception Date May 1, 2002	2010	$1.142746	$1.391933	0.000
	2009	$0.921990	$1.142746	0.000
	2008	$1.389930	$0.921990	0.000
	2007	$1.246840	$1.389930	0.000
	2006	$1.164225	$1.246840	0.000
	2005	$1.098789	$1.164225	0.000
	2004	$1.000000	$1.098789	0.000

36

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.209684	$1.208709	0.000
Subaccount Inception Date May 1, 2002	2010	$1.127870	$1.209684	0.000
	2009	$0.875335	$1.127870	0.000
	2008	$1.413097	$0.875335	0.000
	2007	$1.213879	$1.413097	0.000
	2006	$1.115338	$1.213879	0.000
	2005	$1.093986	$1.115338	0.000
	2004	$1.000000	$1.093986	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.198867	$1.132640	0.000
Subaccount Inception Date May 1, 2000	2010	$1.036945	$1.198867	0.000
	2009	$0.817870	$1.036945	0.000
	2008	$1.543670	$0.817870	0.000
	2007	$1.352847	$1.543670	0.000
	2006	$1.267991	$1.352847	0.000
	2005	$1.108666	$1.267991	0.000
	2004	$1.000000	$1.108666	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$1.566285	$1.398375	0.000
Subaccount Inception Date May 1, 2001	2010	$1.176474	$1.566285	0.000
	2009	$0.875948	$1.176474	0.000
	2008	$1.510601	$0.875948	0.000
	2007	$1.250717	$1.510601	0.000
	2006	$1.212554	$1.250717	0.000
	2005	$1.063008	$1.212554	0.000
	2004	$1.000000	$1.063008	0.000
TA AEGON Money Market – Initial Class	2011	$1.031445	$1.012315	0.000
Subaccount Inception Date January 1, 1995	2010	$1.050989	$1.031445	0.000
	2009	$1.069561	$1.050989	0.000
	2008	$1.064476	$1.069561	0.000
	2007	$1.032870	$1.064476	0.000
	2006	$1.004899	$1.032870	0.000
	2005	$0.995247	$1.004899	0.000
	2004	$1.000000	$0.995247	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.179470	$1.124434	0.000
Subaccount Inception Date January 1, 1995	2010	$0.924159	$1.179470	0.000
	2009	$0.659011	$0.924159	0.000
	2008	$1.000000	$0.659011	0.000
TA AEGON U.S. Government Securities – Initial Class	2011	$1.201738	$1.269098	0.000
Subaccount Inception Date June 16, 1995	2010	$1.172924	$1.201738	0.000
	2009	$1.144108	$1.172924	0.000
	2008	$1.082943	$1.144108	0.000
	2007	$1.040681	$1.082943	0.000
	2006	$1.026814	$1.040681	0.000
	2005	$1.023440	$1.026814	0.000
	2004	$1.000000	$1.023440	0.000
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.379439	$1.160234	0.000
Subaccount Inception Date January 1, 1995	2010	$1.295754	$1.379439	0.000
	2009	$1.048880	$1.295754	0.000
	2008	$1.747476	$1.048880	0.000
	2007	$1.540478	$1.747476	0.000
	2006	$1.270912	$1.540478	0.000
	2005	$1.138045	$1.270912	0.000
	2004	$1.000000	$1.138045	0.000

37

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi Managed Large Cap Core – Initial Class	2011	$1.301966	$1.248772	0.000
Subaccount Inception Date January 1, 1995	2010	$1.113259	$1.301966	0.000
	2009	$0.780148	$1.113259	0.000
	2008	$1.372709	$0.780148	0.000
	2007	$1.280496	$1.372709	0.000
	2006	$1.182560	$1.280496	0.000
	2005	$1.101276	$1.182560	0.000
	2004	$1.000000	$1.101276	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.595944	$1.461141	0.000
Subaccount Inception Date May 1, 2001	2010	$1.214505	$1.595944	0.000
	2009	$0.770786	$1.214505	0.000
	2008	$1.462488	$0.770786	0.000
	2007	$1.216346	$1.462488	0.000
	2006	$1.127686	$1.216346	0.000
	2005	$1.068405	$1.127686	0.000
	2004	$1.000000	$1.068405	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.871220	$0.825981	0.000
Subaccount Inception Date May 1, 2002	2010	$0.830120	$0.871220	0.000
	2009	$0.572555	$0.830120	0.000
	2008	$1.213190	$0.572555	0.000
	2007	$1.219737	$1.213190	0.000
	2006	$1.100437	$1.219737	0.000
	2005	$1.063559	$1.100437	0.000
	2004	$1.000000	$1.063559	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.978646	$0.882478	0.000
Subaccount Inception Date May 1, 2002	2010	$0.865605	$0.978646	0.000
	2009	$0.730675	$0.865605	0.000
	2008	$1.297849	$0.730675	0.000
	2007	$1.183761	$1.297849	0.000
	2006	$1.137289	$1.183761	0.000
	2005	$1.067283	$1.137289	0.000
	2004	$1.000000	$1.067283	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.990059	$1.030618	0.000
Subaccount Inception Date May 1, 2001	2010	$0.894381	$0.990059	0.000
	2009	$0.757280	$0.894381	0.000
	2008	$1.301281	$0.757280	0.000
	2007	$1.264679	$1.301281	0.000
	2006	$1.101553	$1.264679	0.000
	2005	$1.073104	$1.101553	0.000
	2004	$1.000000	$1.073104	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.135547	$1.072590	0.000
Subaccount Inception Date May 1, 2001	2010	$1.053528	$1.135547	0.000
	2009	$0.783000	$1.053528	0.000
	2008	$1.325949	$0.783000	0.000
	2007	$1.189361	$1.325949	0.000
	2006	$1.219723	$1.189361	0.000
	2005	$1.082194	$1.219723	0.000
	2004	$1.000000	$1.082194	0.000

38

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.365436	$1.302716	0.000
Subaccount Inception Date May 1, 2000	2010	$1.189940	$1.365436	0.000
	2009	$0.895086	$1.189940	0.000
	2008	$1.591676	$0.895086	0.000
	2007	$1.382814	$1.591676	0.000
	2006	$1.264460	$1.382814	0.000
	2005	$1.104549	$1.264460	0.000
	2004	$1.000000	$1.104549	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.063282	$1.050335	0.000
Subaccount Inception Date May 1, 2000	2010	$0.942825	$1.063282	0.000
	2009	$0.739690	$0.942825	0.000
	2008	$1.318159	$0.739690	0.000
	2007	$1.326463	$1.318159	0.000
	2006	$1.126993	$1.326463	0.000
	2005	$1.087742	$1.126993	0.000
	2004	$1.000000	$1.087742	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.100249	$1.079429	0.000
Subaccount Inception Date May 1, 2001	2010	$0.905148	$1.100249	0.000
	2009	$0.720777	$0.905148	0.000
	2008	$1.394028	$0.720777	0.000
	2007	$1.121625	$1.394028	0.000
	2006	$1.072393	$1.121625	0.000
	2005	$1.035711	$1.072393	0.000
	2004	$1.000000	$1.035711	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$1.794910	$1.570322	0.000
Subaccount Inception Date May 1, 2000	2010	$1.422542	$1.794910	0.000
	2009	$1.037241	$1.422542	0.000
	2008	$1.750258	$1.037241	0.000
	2007	$1.546491	$1.750258	0.000
	2006	$1.401911	$1.546491	0.000
	2005	$1.210398	$1.401911	0.000
	2004	$1.000000	$1.210398	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.206226	$1.076785	0.000
Subaccount Inception Date May 1, 2002	2010	$0.972878	$1.206226	0.000
	2009	$0.630826	$0.972878	0.000
	2008	$1.319683	$0.630826	0.000
	2007	$1.275487	$1.319683	0.000
	2006	$1.120314	$1.275487	0.000
	2005	$1.114498	$1.120314	0.000
	2004	$1.000000	$1.114498	0.000
Franklin Income Securities Fund - Class 2	2011	$0.982343	$0.987050	0.000
Subaccount Inception Date May 1, 2007	2010	$0.888410	$0.982343	0.000
	2009	$0.667633	$0.888410	0.000
	2008	$0.967204	$0.667633	0.000
	2007	$1.000000	$0.967204	0.000
Mutual Shares Securities Fund - Class 2	2011	$0.800752	$0.777669	0.000
Subaccount Inception Date May 1, 2007	2010	$0.733813	$0.800752	0.000
	2009	$0.593231	$0.733813	0.000
	2008	$0.961270	$0.593231	0.000
	2007	$1.000000	$0.961270	0.000

39

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2011	$0.891954	$0.782256	0.000
Subaccount Inception Date May 1, 2007	2010	$0.838401	$0.891954	0.000
	2009	$0.623405	$0.838401	0.000
	2008	$1.065568	$0.623405	0.000
	2007	$1.000000	$1.065568	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.608115	$1.552118	0.000
Subaccount Inception Date October 9, 2000	2010	$1.305493	$1.608115	0.000
	2009	$0.920970	$1.305493	0.000
	2008	$1.671745	$0.920970	0.000
	2007	$1.399422	$1.671745	0.000
	2006	$1.258498	$1.399422	0.000
	2005	$1.144673	$1.258498	0.000
	2004	$1.000000	$1.144673	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.103694	$0.931631	0.000
Subaccount Inception Date October 9, 2000	2010	$0.973553	$1.103694	0.000
	2009	$0.721987	$0.973553	0.000
	2008	$1.333109	$0.721987	0.000
	2007	$1.242261	$1.333109	0.000
	2006	$1.073285	$1.242261	0.000
	2005	$1.035933	$1.073285	0.000
	2004	$1.000000	$1.035933	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.124689	$1.186080	0.000
Subaccount Inception Date April 23, 2009	2010	$1.049149	$1.124689	0.000
	2009	$1.000000	$1.049149	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.501118	$1.445674	0.000
Subaccount Inception Date April 23, 2009	2010	$1.346781	$1.501118	0.000
	2009	$1.000000	$1.346781	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.487097	$1.292306	0.000
Subaccount Inception Date May 1, 2004	2010	$1.414080	$1.487097	0.000
	2009	$0.926671	$1.414080	0.000
	2008	$1.610266	$0.926671	0.000
	2007	$1.490972	$1.610266	0.000
	2006	$1.253206	$1.490972	0.000
	2005	$1.153595	$1.253206	0.000
	2004	$1.000000	$1.153595	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.586048	$1.590173	0.000
Subaccount Inception Date May 1, 2004	2010	$1.309119	$1.586048	0.000
	2009	$0.918491	$1.309119	0.000
	2008	$1.401392	$0.918491	0.000
	2007	$1.393966	$1.401392	0.000
	2006	$1.215651	$1.393966	0.000
	2005	$1.134193	$1.215651	0.000
	2004	$1.000000	$1.134193	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.644155	$1.536562	0.000
Subaccount Inception Date May 1, 2004	2010	$1.317876	$1.644155	0.000
	2009	$0.855904	$1.317876	0.000
	2008	$1.282436	$0.855904	0.000
	2007	$1.385493	$1.282436	0.000
	2006	$1.227534	$1.385493	0.000
	2005	$1.209477	$1.227534	0.000
	2004	$1.000000	$1.209477	0.000

40

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.90%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
MFS® New Discovery Series – Service Class	2011	$1.523016	$1.337809	0.000
Subaccount Inception Date May 1, 2002	2010	$1.141619	$1.523016	0.000
	2009	$0.714033	$1.141619	0.000
	2008	$1.203150	$0.714033	0.000
	2007	$1.199152	$1.203150	0.000
	2006	$1.081981	$1.199152	0.000
	2005	$1.049670	$1.081981	0.000
	2004	$1.000000	$1.049670	0.000
MFS® Total Return Series – Service Class	2011	$1.156584	$1.153045	0.000
Subaccount Inception Date May 1, 2002	2010	$1.074995	$1.156584	0.000
	2009	$0.930491	$1.074995	0.000
	2008	$1.220721	$0.930491	0.000
	2007	$1.196943	$1.220721	0.000
	2006	$1.092621	$1.196943	0.000
	2005	$1.085134	$1.092621	0.000
	2004	$1.000000	$1.085134	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.129042	$1.047011	0.000
Subaccount Inception Date May 1, 2004	2010	$1.040670	$1.129042	0.000
	2009	$0.844162	$1.040670	0.000
	2008	$1.212933	$0.844162	0.000
	2007	$1.156416	$1.212933	0.000
	2006	$1.067132	$1.156416	0.000
	2005	$1.045571	$1.067132	0.000
	2004	$1.000000	$1.045571	0.000

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.448252	$1.456240	213,650.829
Subaccount Inception Date May 1, 2002	2010	$1.356226	$1.448252	79,076.920
	2009	$1.105362	$1.356226	81,715.884
	2008	$1.431771	$1.105362	88,018.188
	2007	$1.373273	$1.431771	0.000
	2006	$1.280824	$1.373273	0.000
	2005	$1.241621	$1.280824	0.000
	2004	$1.000000	$1.241621	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.553108	$1.439076	0.000
Subaccount Inception Date May 1, 2002	2010	$1.379306	$1.553108	1,506.701
	2009	$1.083908	$1.379306	0.000
	2008	$1.831726	$1.083908	0.000
	2007	$1.734202	$1.831726	0.000
	2006	$1.531359	$1.734202	0.000
	2005	$1.392775	$1.531359	0.000
	2004	$1.000000	$1.392775	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.519577	$1.497127	194,716.173
Subaccount Inception Date May 1, 2002	2010	$1.404545	$1.519577	198,632.131
	2009	$1.133012	$1.404545	73,818.240
	2008	$1.562871	$1.133012	54,706.145
	2007	$1.476927	$1.562871	0.000
	2006	$1.351853	$1.476927	0.000
	2005	$1.284535	$1.351853	0.000
	2004	$1.000000	$1.284535	0.000

41

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.552816	$1.490698	161,433.028
Subaccount Inception Date May 1, 2002	2010	$1.406322	$1.552816	188,685.356
	2009	$1.119595	$1.406322	180,698.024
	2008	$1.699284	$1.119595	186,495.810
	2007	$1.608453	$1.699284	0.000
	2006	$1.442088	$1.608453	0.000
	2005	$1.338083	$1.442088	0.000
	2004	$1.000000	$1.338083	0.000
TA International Moderate Growth – Service Class	2011	$0.943458	$0.856962	83,021.054
Subaccount Inception Date May 1, 2006	2010	$0.871200	$0.943458	92,043.026
	2009	$0.685764	$0.871200	108,752.039
	2008	$1.096293	$0.685764	90,026.413
	2007	$1.028754	$1.096293	0.000
	2006	$1.000000	$1.028754	0.000
TA BlackRock Global Allocation – Service Class(1)	2011	$1.293642	$1.220978	174,536.512
Subaccount Inception Date May 1, 2009	2010	$1.200822	$1.293642	175,101.153
	2009	$1.000000	$1.200822	19,041.512
TA BlackRock Large Cap Value – Service Class	2011	$1.522005	$1.531880	0.000
Subaccount Inception Date May 1, 2000	2010	$1.406606	$1.522005	0.000
	2009	$1.259233	$1.406606	14,246.549
	2008	$1.944314	$1.259233	0.000
	2007	$1.897007	$1.944314	0.000
	2006	$1.655859	$1.897007	0.000
	2005	$1.456462	$1.655859	0.000
	2004	$1.000000	$1.456462	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.316306	$1.341484	0.000
Subaccount Inception Date May 1, 2009	2010	$1.204569	$1.316306	0.000
	2009	$1.000000	$1.204569	0.000
TA Janus Balanced – Service Class	2011	$0.998105	$0.874486	28,368.828
Subaccount Inception Date November 19, 2009	2010	$0.985496	$0.998105	15,455.388
	2009	$0.986567	$0.985496	0.000
TA Hanlon Balanced – Service Class	2011	$0.967578	$0.918114	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020318	$0.967578	0.000
	2009	$0.998154	$1.020318	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.982753	$0.893389	2,962.518
Subaccount Inception Date November 19, 2009	2010	$1.022067	$0.982753	32,752.081
	2009	$0.997261	$1.022067	0.000
TA Hanlon Growth – Service Class	2011	$0.995864	$0.864655	0.000
Subaccount Inception Date November 19, 2009	2010	$1.020987	$0.995864	0.000
	2009	$0.996392	$1.020987	0.000
TA Hanlon Income – Service Class	2011	$0.986747	$0.997741	15,856.687
Subaccount Inception Date November 19, 2009	2010	$1.003336	$0.986747	15,883.086
	2009	$0.999951	$1.003336	0.000
TA Clarion Global Real Estate Securities – Service Class	2011	$1.950932	$1.801333	0.000
Subaccount Inception Date May 1, 2002	2010	$1.722493	$1.950932	0.000
	2009	$1.318381	$1.722493	0.000
	2008	$2.334170	$1.318381	0.000
	2007	$2.552750	$2.334170	0.000
	2006	$1.831065	$2.552750	0.000
	2005	$1.646832	$1.831065	0.000
	2004	$1.000000	$1.646832	0.000

42

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index – Service Class	2011	$1.361635	$1.343951	0.000
Subaccount Inception Date May 2, 1997	2010	$1.206866	$1.361635	0.000
	2009	$0.950074	$1.206866	0.000
	2008	$1.548137	$0.950074	0.000
	2007	$1.511147	$1.548137	0.000
	2006	$1.338044	$1.511147	0.000
	2005	$1.319853	$1.338044	0.000
	2004	$1.000000	$1.319853	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.241848	$1.241043	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029290	$1.241848	0.000
	2009	$0.985150	$1.029290	0.000
TA Jennison Growth – Service Class	2011	$1.467518	$1.430495	9,323.369
Subaccount Inception Date December 13, 1996	2010	$1.334166	$1.467518	11,311.929
	2009	$0.965373	$1.334166	0.000
	2008	$1.562727	$0.965373	0.000
	2007	$1.429758	$1.562727	0.000
	2006	$1.432514	$1.429758	0.000
	2005	$1.284548	$1.432514	0.000
	2004	$1.000000	$1.284548	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.403747	$0.317488	146,526.287
Subaccount Inception Date May 1, 2009	2010	$0.561223	$0.403747	0.000
	2009	$1.000000	$0.561223	0.000
TA Morgan Stanley Capital Growth – Service Class	2011	$1.557811	$1.438676	0.000
Subaccount Inception Date May 1, 2000	2010	$1.247848	$1.557811	0.000
	2009	$0.995802	$1.247848	0.000
	2008	$1.597549	$0.995802	0.000
	2007	$1.614131	$1.597549	0.000
	2006	$1.389017	$1.614131	0.000
	2005	$1.362113	$1.389017	0.000
	2004	$1.000000	$1.362113	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.468157	$1.507691	7,692.841
Subaccount Inception Date June 21, 1999	2010	$1.332433	$1.468157	0.000
	2009	$0.923616	$1.332433	0.000
	2008	$1.261535	$0.923616	0.000
	2007	$1.262547	$1.261535	0.000
	2006	$1.161857	$1.262547	0.000
	2005	$1.165192	$1.161857	0.000
	2004	$1.000000	$1.165192	0.000
TA MFS International Equity – Service Class	2011	$1.786830	$1.575925	0.000
Subaccount Inception Date May 1, 2001	2010	$1.649029	$1.786830	0.000
	2009	$1.269470	$1.649029	0.000
	2008	$2.005032	$1.269470	1,535.846
	2007	$1.875035	$2.005032	56,772.423
	2006	$1.552796	$1.875035	81,888.783
	2005	$1.406046	$1.552796	1,552.000
	2004	$1.000000	$1.406046	0.000
TA PIMCO Total Return – Service Class	2011	$1.283433	$1.335805	61,605.148
Subaccount Inception Date May 1, 2002	2010	$1.221804	$1.283433	16,775.286
	2009	$1.074549	$1.221804	16,823.829
	2008	$1.128642	$1.074549	7,759.839
	2007	$1.056081	$1.128642	0.000
	2006	$1.034705	$1.056081	0.000
	2005	$1.032300	$1.034705	0.000
	2004	$1.000000	$1.032300	0.000

43

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA T. Rowe Price Small Cap – Service Class	2011	$1.900032	$1.894745	12,615.304
Subaccount Inception Date May 1, 2000	2010	$1.442802	$1.900032	15,244.541
	2009	$1.061784	$1.442802	0.000
	2008	$1.699765	$1.061784	989.332
	2007	$1.583665	$1.699765	992.602
	2006	$1.559996	$1.583665	995.785
	2005	$1.438430	$1.559996	999.445
	2004	$1.000000	$1.438430	0.000
TA WMC Diversified Equity – Service Class	2011	$1.188402	$1.083335	0.000
Subaccount Inception Date May 1, 2000	2010	$1.038021	$1.188402	0.000
	2009	$0.826537	$1.038021	0.000
	2008	$1.497671	$0.826537	0.000
	2007	$1.326111	$1.497671	0.000
	2006	$1.139655	$1.326111	0.000
	2005	$1.194833	$1.139655	0.000
	2004	$1.000000	$1.194833	0.000
TA Efficient Markets – Service Class	2011	$1.324610	$1.272722	0.000
Subaccount Inception Date November 10, 2008	2010	$1.199928	$1.324610	0.000
	2009	$1.036413	$1.199928	0.000
	2008	$1.000000	$1.036413	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.499432	$1.528234	55,749.167
Subaccount Inception Date May 1, 2002	2010	$1.232127	$1.499432	41,319.041
	2009	$0.995965	$1.232127	33,578.778
	2008	$1.503827	$0.995965	0.000
	2007	$1.350408	$1.503827	0.000
	2006	$1.264158	$1.350408	0.000
	2005	$1.193854	$1.264158	0.000
	2004	$1.000000	$1.193854	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.404061	$1.402252	17,642.873
Subaccount Inception Date May 1, 2002	2010	$1.309501	$1.404061	0.000
	2009	$1.016333	$1.309501	0.000
	2008	$1.642351	$1.016333	0.000
	2007	$1.143552	$1.642351	0.000
	2006	$1.300420	$1.143552	0.000
	2005	$1.278480	$1.300420	0.000
	2004	$1.000000	$1.278480	0.000
TA WMC Diversified Growth – Service Class	2011	$1.469877	$1.387204	0.000
Subaccount Inception Date May 1, 2000	2010	$1.273661	$1.469877	0.000
	2009	$1.005909	$1.273661	0.000
	2008	$1.902647	$1.005909	776.441
	2007	$1.669256	$1.902647	779.002
	2006	$1.567795	$1.669256	781.505
	2005	$1.372516	$1.567795	784.380
	2004	$1.000000	$1.372516	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$2.086598	$1.860763	0.000
Subaccount Inception Date May 2, 2001	2010	$1.570113	$2.086598	0.000
	2009	$1.170813	$1.570113	0.000
	2008	$2.022540	$1.170813	997.845
	2007	$1.677686	$2.022540	1,001.137
	2006	$1.628076	$1.677686	1,004.351
	2005	$1.429566	$1.628076	1,008.047
	2004	$1.000000	$1.429566	0.000

44

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market – Service Class	2011	$1.011740	$0.993936	0.000
Subaccount Inception Date January 1, 1995	2010	$1.029906	$1.011740	0.000
	2009	$1.048328	$1.029906	27,385.566
	2008	$1.044644	$1.048328	0.000
	2007	$1.015159	$1.044644	408,387.813
	2006	$0.989153	$1.015159	0.000
	2005	$0.981125	$0.989153	0.000
	2004	$1.000000	$0.981125	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.182908	$1.128808	0.000
Subaccount Inception Date January 1, 1995	2010	$0.925936	$1.182908	2,091.065
	2009	$0.659621	$0.925936	0.000
	2008	$1.000000	$0.659621	0.000
TA AEGON U.S. Government Securities – Service Class	2011	$1.170842	$1.233998	0.000
Subaccount Inception Date June 16, 1995	2010	$1.143620	$1.170842	0.000
	2009	$1.117307	$1.143620	0.000
	2008	$1.058956	$1.117307	0.000
	2007	$1.019177	$1.058956	0.000
	2006	$1.006674	$1.019177	0.000
	2005	$1.004835	$1.006674	0.000
	2004	$1.000000	$1.004835	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.150649	$1.086040	0.000
Subaccount Inception Date November 19, 2009	2010	$1.023848	$1.150649	2,029.991
	2009	$0.999951	$1.023848	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.072639	$1.087169	0.000
Subaccount Inception Date November 19, 2009	2010	$0.997901	$1.072639	0.000
	2009	$0.999951	$0.997901	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.015898	$1.012608	0.000
Subaccount Inception Date May 1, 2008	2010	$0.934286	$1.015898	53,315.358
	2009	$0.816191	$0.934286	53,890.284
	2008	$1.000000	$0.816191	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$0.967555	$0.939702	75,772.925
Subaccount Inception Date May 1, 2008	2010	$0.871619	$0.967555	76,937.681
	2009	$0.720336	$0.871619	108,721.167
	2008	$1.000000	$0.720336	30,534.285
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.790060	$1.502319	0.000
Subaccount Inception Date January 1, 1995	2010	$1.684119	$1.790060	0.000
	2009	$1.364159	$1.684119	0.000
	2008	$2.278505	$1.364159	0.000
	2007	$2.012367	$2.278505	0.000
	2006	$1.662924	$2.012367	0.000
	2005	$1.489961	$1.662924	0.000
	2004	$1.000000	$1.489961	0.000
TA Multi Managed Large Cap Core – Service Class	2011	$1.487513	$1.424230	0.000
Subaccount Inception Date January 1, 1995	2010	$1.273847	$1.487513	0.000
	2009	$0.893804	$1.273847	0.000
	2008	$1.574465	$0.893804	0.000
	2007	$1.471367	$1.574465	0.000
	2006	$1.360851	$1.471367	0.000
	2005	$1.269474	$1.360851	0.000
	2004	$1.000000	$1.269474	0.000

45

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.845080	$1.687128	44,023.619
Subaccount Inception Date May 1, 2001	2010	$1.406099	$1.845080	0.000
	2009	$0.893953	$1.406099	0.000
	2008	$1.699228	$0.893953	0.000
	2007	$1.415249	$1.699228	67,463.513
	2006	$1.314576	$1.415249	98,505.413
	2005	$1.246984	$1.314576	0.000
	2004	$1.000000	$1.246984	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.170842	$1.233998	38,867.592
Subaccount Inception Date June 5, 1995	2010	$1.143620	$1.170842	0.000
	2009	$1.117307	$1.143620	46,678.285
	2008	$1.086102	$1.117307	48,187.925
	2007	$1.045316	$1.086102	0.000
	2006	$1.032494	$1.045316	0.000
	2005	$1.030604	$1.032494	0.000
	2004	$1.000000	$1.030604	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.888410	$0.843097	0.000
Subaccount Inception Date May 1, 2002	2010	$0.845657	$0.888410	0.000
	2009	$0.582704	$0.845657	0.000
	2008	$1.233469	$0.582704	0.000
	2007	$1.238907	$1.233469	0.000
	2006	$1.116640	$1.238907	0.000
	2005	$1.078165	$1.116640	0.000
	2004	$1.000000	$1.078165	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.967627	$0.873404	0.000
Subaccount Inception Date May 1, 2002	2010	$0.855021	$0.967627	0.000
	2009	$0.721028	$0.855021	0.000
	2008	$1.279447	$0.721028	0.000
	2007	$1.165818	$1.279447	0.000
	2006	$1.118962	$1.165818	0.000
	2005	$1.049046	$1.118962	0.000
	2004	$1.000000	$1.049046	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.335965	$1.269795	0.000
Subaccount Inception Date November 10, 2008	2010	$1.235456	$1.335965	0.000
	2009	$1.012578	$1.235456	0.000
	2008	$1.000000	$1.012578	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.034740	$1.078183	0.000
Subaccount Inception Date May 1, 2001	2010	$0.933832	$1.034740	0.000
	2009	$0.789906	$0.933832	0.000
	2008	$1.356010	$0.789906	0.000
	2007	$1.316563	$1.356010	80,008.702
	2006	$1.145620	$1.316563	114,733.846
	2005	$1.114942	$1.145620	0.000
	2004	$1.000000	$1.114942	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.062913	$1.004963	0.000
Subaccount Inception Date May 1, 2001	2010	$0.985173	$1.062913	0.000
	2009	$0.731485	$0.985173	0.000
	2008	$1.237498	$0.731485	0.000
	2007	$1.108921	$1.237498	0.000
	2006	$1.136120	$1.108921	0.000
	2005	$1.007039	$1.136120	0.000
	2004	$1.000000	$1.007039	0.000

46

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.110539	$1.101851	0.000
Subaccount Inception Date November 19, 2009	2010	$1.007817	$1.110539	0.000
	2009	$0.989774	$1.007817	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.035813	$1.076491	0.000
Subaccount Inception Date November 19, 2009	2010	$0.993531	$1.035813	0.000
	2009	$1.000895	$0.993531	0.000
American Funds – Growth-Income Fund – Class 2(4)	2011	$1.100155	$1.057856	0.000
Subaccount Inception Date November 19, 2009	2010	$1.008062	$1.100155	0.000
	2009	$0.986798	$1.008062	0.000
American Funds – Growth Fund – Class 2(4)	2011	$1.165523	$1.092758	6,979.194
Subaccount Inception Date November 19, 2009	2010	$1.002679	$1.165523	10,434.275
	2009	$0.986477	$1.002679	0.000
American Funds – International Fund – Class 2(4)	2011	$1.029486	$0.867527	4,892.850
Subaccount Inception Date November 19, 2009	2010	$0.980191	$1.029486	8,107.345
	2009	$0.982907	$0.980191	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.044104	$0.986432	0.000
Subaccount Inception Date May 1, 2008	2010	$0.902620	$1.044104	0.000
	2009	$0.664291	$0.902620	0.000
	2008	$1.000000	$0.664291	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.525190	$1.456560	12,639.268
Subaccount Inception Date May 1, 2000	2010	$1.327858	$1.525190	15,287.010
	2009	$0.997835	$1.327858	0.000
	2008	$1.772645	$0.997835	11,792.054
	2007	$1.538520	$1.772645	75,334.230
	2006	$1.405466	$1.538520	93,033.244
	2005	$1.226508	$1.405466	0.000
	2004	$1.000000	$1.226508	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.120632	$1.108069	0.000
Subaccount Inception Date May 1, 2000	2010	$0.992706	$1.120632	0.000
	2009	$0.778067	$0.992706	0.000
	2008	$1.385163	$0.778067	0.000
	2007	$1.392518	$1.385163	0.000
	2006	$1.181956	$1.392518	0.000
	2005	$1.139689	$1.181956	0.000
	2004	$1.000000	$1.139689	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.046301	$1.027506	0.000
Subaccount Inception Date May 1, 2001	2010	$0.859926	$1.046301	2,267.932
	2009	$0.684095	$0.859926	0.000
	2008	$1.321792	$0.684095	0.000
	2007	$1.062459	$1.321792	88,942.880
	2006	$1.014833	$1.062459	132,109.706
	2005	$0.979170	$1.014833	0.000
	2004	$1.000000	$0.979170	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.121670	$1.858017	13,032.222
Subaccount Inception Date May 1, 2000	2010	$1.679865	$2.121670	16,866.090
	2009	$1.223665	$1.679865	0.000
	2008	$2.062803	$1.223665	9,438.505
	2007	$1.820851	$2.062803	9,561.354
	2006	$1.649015	$1.820851	0.000
	2005	$1.422355	$1.649015	0.000
	2004	$1.000000	$1.422355	0.000

47

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.405243	$1.255672	0.000
Subaccount Inception Date May 1, 2002	2010	$1.132287	$1.405243	0.000
	2009	$0.733474	$1.132287	0.000
	2008	$1.532933	$0.733474	0.000
	2007	$1.480144	$1.532933	0.000
	2006	$1.000000	$1.480144	0.000
Franklin Income Securities Fund – Class 2	2011	$0.985890	$0.991582	26,530.607
Subaccount Inception Date May 1, 2007	2010	$0.890743	$0.985890	6,276.971
	2009	$0.668732	$0.890743	0.000
	2008	$0.967845	$0.668732	0.000
	2007	$1.000000	$0.967845	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.803660	$0.781246	18,775.404
Subaccount Inception Date May 1, 2007	2010	$0.735749	$0.803660	20,894.275
	2009	$0.594212	$0.735749	0.000
	2008	$0.961906	$0.594212	0.000
	2007	$1.000000	$0.961906	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.895164	$0.785838	46,289.508
Subaccount Inception Date May 1, 2007	2010	$0.840606	$0.895164	12,156.956
	2009	$0.624431	$0.840606	0.000
	2008	$1.066262	$0.624431	0.000
	2007	$1.000000	$1.066262	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.365595	$1.317132	0.000
Subaccount Inception Date November 10, 2008	2010	$1.262890	$1.365595	0.000
	2009	$0.989903	$1.262890	0.000
	2008	$1.000000	$0.989903	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.075922	$1.022183	0.000
Subaccount Inception Date November 19, 2009	2010	$1.003453	$1.075922	2,137.541
	2009	$0.988806	$1.003453	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.759544	$1.699947	0.000
Subaccount Inception Date October 9, 2000	2010	$1.427028	$1.759544	0.000
	2009	$1.005732	$1.427028	0.000
	2008	$1.823801	$1.005732	0.000
	2007	$1.525205	$1.823801	0.000
	2006	$1.370267	$1.525205	0.000
	2005	$1.245100	$1.370267	0.000
	2004	$1.000000	$1.245100	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.040797	$0.879417	0.000
Subaccount Inception Date October 9, 2000	2010	$0.917171	$1.040797	0.000
	2009	$0.679515	$0.917171	0.000
	2008	$1.253455	$0.679515	0.000
	2007	$1.166880	$1.253455	0.000
	2006	$1.007177	$1.166880	0.000
	2005	$0.971196	$1.007177	0.000
	2004	$1.000000	$0.971196	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.126546	$1.189196	0.000
Subaccount Inception Date April 23, 2009	2010	$1.049852	$1.126546	0.000
	2009	$1.000000	$1.049852	0.000

48

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.489547	$1.295707	0.000
Subaccount Inception Date May 1, 2004	2010	$1.415021	$1.489547	0.000
	2009	$0.930934	$1.415021	0.000
	2008	$1.616067	$0.930934	0.000
	2007	$1.504875	$1.616067	113,187.543
	2006	$1.255241	$1.504875	195,878.182
	2005	$1.154341	$1.255241	0.000
	2004	$1.000000	$1.154341	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.503616	$1.449504	0.000
Subaccount Inception Date April 23, 2009	2010	$1.347693	$1.503616	0.000
	2009	$1.000000	$1.347693	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.588677	$1.594360	0.000
Subaccount Inception Date May 1, 2004	2010	$1.309999	$1.588677	0.000
	2009	$0.922705	$1.309999	0.000
	2008	$1.406439	$0.922705	0.000
	2007	$1.397600	$1.406439	0.000
	2006	$1.217630	$1.397600	0.000
	2005	$1.134937	$1.217630	0.000
	2004	$1.000000	$1.134937	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.646862	$1.540599	0.000
Subaccount Inception Date May 1, 2004	2010	$1.318751	$1.646862	0.000
	2009	$0.859826	$1.318751	0.000
	2008	$1.287053	$0.859826	0.000
	2007	$1.389111	$1.287053	0.000
	2006	$1.229540	$1.389111	0.000
	2005	$1.210268	$1.229540	0.000
	2004	$1.000000	$1.210268	0.000
MFS® New Discovery Series – Service Class	2011	$1.487677	$1.308045	21,728.683
Subaccount Inception Date May 1, 2002	2010	$1.114037	$1.487677	0.000
	2009	$0.696096	$1.114037	0.000
	2008	$1.171768	$0.696096	0.000
	2007	$1.166718	$1.171768	0.000
	2006	$1.051684	$1.166718	0.000
	2005	$1.019281	$1.051684	0.000
	2004	$1.000000	$1.019281	0.000
MFS® Total Return Series – Service Class	2011	$1.220033	$1.217509	0.000
Subaccount Inception Date May 1, 2002	2010	$1.132857	$1.220033	0.000
	2009	$0.979621	$1.132857	0.000
	2008	$1.283895	$0.979621	0.000
	2007	$1.257638	$1.283895	80,776.439
	2006	$1.146906	$1.257638	114,530.230
	2005	$1.137939	$1.146906	0.000
	2004	$1.000000	$1.137939	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.136454	$1.054919	0.000
Subaccount Inception Date May 1, 2004	2010	$1.046476	$1.136454	0.000
	2009	$0.848035	$1.046476	0.000
	2008	$1.217292	$0.848035	0.000
	2007	$1.159420	$1.217292	0.000
	2006	$1.068861	$1.159420	0.000
	2005	$1.046243	$1.068861	0.000
	2004	$1.000000	$1.046243	0.000
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.958587	0.000

49

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.80%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.978354	135,217.650
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.918066	34,711.078
TA JPMorgan Core Bond – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.041900	42,010.765
TA JPMorgan Tactical Allocation – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.993167	25,286.927
TA PIMCO Real Return TIPS – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.064340	0.000

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.297929	$1.305722	551,503.437
Subaccount Inception Date May 1, 2002	2010	$1.214860	$1.297929	456,721.992
	2009	$0.989658	$1.214860	179,463.084
	2008	$1.281273	$0.989658	28,170.016
	2007	$1.228310	$1.281273	30,713.812
	2006	$1.145048	$1.228310	0.000
	2005	$1.109452	$1.145048	0.000
	2004	$1.031475	$1.109452	0.000
	2003	$1.000000	$1.031475	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.311395	$1.215472	0.000
Subaccount Inception Date May 1, 2002	2010	$1.163844	$1.311395	0.000
	2009	$0.914151	$1.163844	0.000
	2008	$1.544095	$0.914151	0.000
	2007	$1.461173	$1.544095	0.000
	2006	$1.289634	$1.461173	0.000
	2005	$1.172356	$1.289634	0.000
	2004	$1.047313	$1.172356	0.000
	2003	$1.000000	$1.047313	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.341075	$1.321913	1,694,967.348
Subaccount Inception Date May 1, 2002	2010	$1.238943	$1.341075	1,058,049.024
	2009	$0.998925	$1.238943	768,680.504
	2008	$1.377220	$0.998925	764,364.885
	2007	$1.300828	$1.377220	480,379.031
	2006	$1.190084	$1.300828	958,825.693
	2005	$1.130267	$1.190084	87,188.000
	2004	$1.034952	$1.130267	0.000
	2003	$1.000000	$1.034952	0.000
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.348098	$1.294803	2,815,019.748
Subaccount Inception Date May 1, 2002	2010	$1.220304	$1.348098	3,302,409.698
	2009	$0.971017	$1.220304	3,730,545.488
	2008	$1.473050	$0.971017	3,363,451.114
	2007	$1.393633	$1.473050	3,151,138.299
	2006	$1.248872	$1.393633	1,638,797.134
	2005	$1.158230	$1.248872	1,500,460.000
	2004	$1.041486	$1.158230	0.000
	2003	$1.000000	$1.041486	0.000

50

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth – Service Class	2011	$0.945602	$0.859336	651,615.031
Subaccount Inception Date May 1, 2006	2010	$0.872753	$0.945602	534,184.882
	2009	$0.686639	$0.872753	446,022.660
	2008	$1.097167	$0.686639	556,214.467
	2007	$1.029080	$1.097167	0.000
	2006	$1.000000	$1.029080	0.000
TA BlackRock Global Allocation – Service Class(1)	2011	$1.294690	$1.222567	549,886.337
Subaccount Inception Date May 1, 2009	2010	$1.201202	$1.294690	516,730.754
	2009	$1.000000	$1.201202	27,959.171
TA BlackRock Large Cap Value – Service Class	2011	$1.316086	$1.325289	267,983.396
Subaccount Inception Date May 1, 2000	2010	$1.215710	$1.316086	160,090.145
	2009	$1.087807	$1.215710	0.000
	2008	$1.678768	$1.087807	0.000
	2007	$1.637122	$1.678768	0.000
	2006	$1.428310	$1.637122	0.000
	2005	$1.255686	$1.428310	0.000
	2004	$1.082819	$1.255686	0.000
	2003	$1.000000	$1.082819	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.317394	$1.343254	35,616.301
Subaccount Inception Date May 1, 2009	2010	$1.204966	$1.317394	17,846.864
	2009	$1.000000	$1.204966	7,900.191
TA Janus Balanced – Service Class	2011	$0.998657	$0.875390	5,464.002
Subaccount Inception Date November 19, 2009	2010	$0.985557	$0.998657	5,012.218
	2009	$0.986568	$0.985557	0.000
TA Hanlon Balanced – Service Class	2011	$0.968114	$0.919076	67,104.472
Subaccount Inception Date November 19, 2009	2010	$1.020377	$0.968114	70,172.381
	2009	$0.998156	$1.020377	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.983287	$0.894314	0.000
Subaccount Inception Date November 19, 2009	2010	$1.022125	$0.983287	0.000
	2009	$0.997262	$1.022125	0.000
TA Hanlon Growth – Service Class	2011	$0.996415	$0.865554	0.000
Subaccount Inception Date November 19, 2009	2010	$1.021045	$0.996415	0.000
	2009	$0.996394	$1.021045	0.000
TA Hanlon Income – Service Class	2011	$0.987297	$0.998774	115,337.136
Subaccount Inception Date November 19, 2009	2010	$1.003388	$0.987297	23,227.788
	2009	$0.999952	$1.003388	0.000
TA Clarion Global Real Estate Securities – Service Class	2011	$1.662978	$1.536218	22,611.611
Subaccount Inception Date May 1, 2002	2010	$1.467544	$1.662978	21,081.737
	2009	$1.122683	$1.467544	17,930.287
	2008	$1.986707	$1.122683	18,964.613
	2007	$2.171675	$1.986707	18,566.718
	2006	$1.556957	$2.171675	20,092.486
	2005	$1.399624	$1.556957	22,362.000
	2004	$1.074880	$1.399624	0.000
	2003	$1.000000	$1.074880	0.000

51

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index – Service Class	2011	$1.190594	$1.175710	58,066.312
Subaccount Inception Date May 2, 1997	2010	$1.054751	$1.190594	61,087.959
	2009	$0.829919	$1.054751	0.000
	2008	$1.351668	$0.829919	0.000
	2007	$1.318714	$1.351668	0.000
	2006	$1.167098	$1.318714	0.000
	2005	$1.150680	$1.167098	0.000
	2004	$1.057615	$1.150680	0.000
	2003	$1.000000	$1.057615	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.242520	$1.242319	118,603.182
Subaccount Inception Date November 19, 2009	2010	$1.029351	$1.242520	0.000
	2009	$0.985151	$1.029351	0.000
TA Jennison Growth – Service Class	2011	$1.262141	$1.230904	250,959.556
Subaccount Inception Date December 13, 1996	2010	$1.146889	$1.262141	49,219.542
	2009	$0.829455	$1.146889	587.217
	2008	$1.342049	$0.829455	0.000
	2007	$1.227252	$1.342049	0.000
	2006	$1.229010	$1.227252	0.000
	2005	$1.101525	$1.229010	0.000
	2004	$1.029556	$1.101525	0.000
	2003	$1.000000	$1.029556	0.000
TA Morgan Stanley Capital Growth – Service Class	2011	$1.294469	$1.196062	583.529
Subaccount Inception Date May 1, 2000	2010	$1.036385	$1.294469	0.000
	2009	$0.826637	$1.036385	0.000
	2008	$1.325510	$0.826637	0.000
	2007	$1.338596	$1.325510	0.000
	2006	$1.151349	$1.338596	0.000
	2005	$1.128495	$1.151349	0.000
	2004	$1.054491	$1.128495	0.000
	2003	$1.000000	$1.054491	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.403564	$1.442069	59,481.176
Subaccount Inception Date June 21, 1999	2010	$1.273192	$1.403564	62,009.645
	2009	$0.882118	$1.273192	1,296.971
	2008	$1.204261	$0.882118	0.000
	2007	$1.204638	$1.204261	0.000
	2006	$1.108034	$1.204638	0.000
	2005	$1.110681	$1.108034	0.000
	2004	$1.032077	$1.110681	0.000
	2003	$1.000000	$1.032077	0.000
TA MFS International Equity – Service Class	2011	$1.526378	$1.346876	8,452.600
Subaccount Inception Date May 1, 2001	2010	$1.407978	$1.526378	75,231.317
	2009	$1.083365	$1.407978	0.000
	2008	$1.710243	$1.083365	0.000
	2007	$1.598568	$1.710243	0.000
	2006	$1.323194	$1.598568	0.000
	2005	$1.197547	$1.323194	0.000
	2004	$1.066764	$1.197547	0.000
	2003	$1.000000	$1.066764	0.000

52

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return – Service Class	2011	$1.294779	$1.348262	580,575.922
Subaccount Inception Date May 1, 2002	2010	$1.231980	$1.294779	789,570.282
	2009	$1.082962	$1.231980	33,905.961
	2008	$1.136914	$1.082962	18,818.280
	2007	$1.063302	$1.136914	0.000
	2006	$1.041272	$1.063302	0.000
	2005	$1.038341	$1.041272	0.000
	2004	$1.013806	$1.038341	0.000
	2003	$1.000000	$1.013806	0.000
TA T. Rowe Price Small Cap – Service Class	2011	$1.455794	$1.452458	81,618.360
Subaccount Inception Date May 1, 2000	2010	$1.104923	$1.455794	40,818.457
	2009	$0.812734	$1.104923	0.000
	2008	$1.300432	$0.812734	0.000
	2007	$1.211011	$1.300432	0.000
	2006	$1.192331	$1.211011	0.000
	2005	$1.098874	$1.192331	0.000
	2004	$1.015430	$1.098874	0.000
	2003	$1.000000	$1.015430	0.000
TA WMC Diversified Equity – Service Class	2011	$1.192268	$1.087394	0.000
Subaccount Inception Date May 1, 2000	2010	$1.040887	$1.192268	46,479.823
	2009	$0.828411	$1.040887	24,860.605
	2008	$1.500336	$0.828411	25,776.395
	2007	$1.327814	$1.500336	27,514.204
	2006	$1.140576	$1.327814	29,740.781
	2005	$1.052762	$1.140576	31,677.000
	2004	$1.060617	$1.052762	0.000
	2003	$1.000000	$1.060617	0.000
TA Efficient Markets – Service Class	2011	$1.326002	$1.274690	692,243.927
Subaccount Inception Date November 10, 2008	2010	$1.200602	$1.326002	4,781.271
	2009	$1.036485	$1.200602	0.000
	2008	$1.000000	$1.036485	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.416078	$1.443984	74,855.721
Subaccount Inception Date May 1, 2002	2010	$1.163061	$1.416078	47,260.719
	2009	$0.939676	$1.163061	34,938.189
	2008	$1.418126	$0.939676	11,532.992
	2007	$1.272818	$1.418126	0.000
	2006	$1.190939	$1.272818	0.000
	2005	$1.124154	$1.190939	0.000
	2004	$1.031670	$1.124154	0.000
	2003	$1.000000	$1.031670	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.247985	$1.246992	1,614,618.788
Subaccount Inception Date May 1, 2002	2010	$1.163358	$1.247985	776,497.082
	2009	$0.902463	$1.163358	45,351.903
	2008	$1.457619	$0.902463	49,219.800
	2007	$1.253940	$1.457619	59,059.831
	2006	$1.153021	$1.253940	57,267.933
	2005	$1.133011	$1.153021	60,910.000
	2004	$1.020318	$1.133011	0.000
	2003	$1.000000	$1.020318	0.000

53

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth – Service Class	2011	$1.269318	$1.198512	40,809.788
Subaccount Inception Date May 1, 2000	2010	$1.099331	$1.269318	6,621.825
	2009	$0.867803	$1.099331	0.000
	2008	$1.640617	$0.867803	0.000
	2007	$1.438658	$1.640617	0.000
	2006	$1.350556	$1.438658	0.000
	2005	$1.181752	$1.350556	0.000
	2004	$1.040034	$1.181752	0.000
	2003	$1.000000	$1.040034	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$1.733767	$1.546885	0.000
Subaccount Inception Date May 2, 2001	2010	$1.303977	$1.733767	512,770.195
	2009	$0.971874	$1.303977	479,585.025
	2008	$1.678056	$0.971874	479,585.025
	2007	$1.391249	$1.678056	479,585.025
	2006	$1.349446	$1.391249	479,585.025
	2005	$1.184331	$1.349446	479,585.000
	2004	$1.034365	$1.184331	0.000
	2003	$1.000000	$1.034365	0.000
TA AEGON Money Market – Service Class	2011	$1.021982	$1.004508	1,827,350.338
Subaccount Inception Date January 1, 1995	2010	$1.039829	$1.021982	300,667.903
	2009	$1.057911	$1.039829	299,943.833
	2008	$1.053691	$1.057911	0.000
	2007	$1.023447	$1.053691	0.000
	2006	$0.996740	$1.023447	0.000
	2005	$0.988163	$0.996740	0.000
	2004	$0.997975	$0.988163	0.000
	2003	$1.000000	$0.997975	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.404078	$0.317903	212,703.230
Subaccount Inception Date May 1, 2009	2010	$0.561414	$0.404078	0.000
	2009	$1.000000	$0.561414	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.184614	$1.130993	30,532.441
Subaccount Inception Date January 1, 1995	2010	$0.926813	$1.184614	74,536.456
	2009	$0.659927	$0.926813	932.124
	2008	$1.000000	$0.659927	0.000
TA AEGON U.S. Government Securities – Service Class	2011	$1.193639	$1.258634	679,488.750
Subaccount Inception Date June 16, 1995	2010	$1.165315	$1.193639	228,836.360
	2009	$1.137947	$1.165315	70,221.533
	2008	$1.077987	$1.137947	0.000
	2007	$1.037003	$1.077987	0.000
	2006	$1.023786	$1.037003	0.000
	2005	$1.021415	$1.023786	0.000
	2004	$1.010033	$1.021415	0.000
	2003	$1.000000	$1.010033	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.017230	$1.014433	610,128.321
Subaccount Inception Date May 1, 2008	2010	$0.935049	$1.017230	418,728.439
	2009	$0.816459	$0.935049	426,213.753
	2008	$1.000000	$0.816459	35,296.474
TA Vanguard ETF Index – Growth – Service Class	2011	$0.968815	$0.941380	512,163.646
Subaccount Inception Date May 1, 2008	2010	$0.872328	$0.968815	419,620.672
	2009	$0.720567	$0.872328	149,040.247
	2008	$1.000000	$0.720567	7,730.524

54

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.151278	$1.087159	48,031.585
Subaccount Inception Date November 19, 2009	2010	$1.023908	$1.151278	12,308.613
	2009	$0.999952	$1.023908	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.073221	$1.088293	511,457.395
Subaccount Inception Date November 19, 2009	2010	$0.997954	$1.073221	240,961.911
	2009	$0.999952	$0.997954	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.504950	$1.263651	0.000
Subaccount Inception Date January 1, 1995	2010	$1.415201	$1.504950	894.152
	2009	$1.145778	$1.415201	819.830
	2008	$1.912806	$1.145778	0.000
	2007	$1.688553	$1.912806	0.000
	2006	$1.394564	$1.688553	0.000
	2005	$1.248984	$1.394564	0.000
	2004	$1.098299	$1.248984	0.000
	2003	$1.000000	$1.098299	0.000
TA Multi Managed Large Cap Core – Service Class	2011	$1.350971	$1.294134	1,284.531
Subaccount Inception Date January 1, 1995	2010	$1.156343	$1.350971	10,653.924
	2009	$0.810956	$1.156343	2,399.768
	2008	$1.427811	$0.810956	0.000
	2007	$1.333655	$1.427811	0.000
	2006	$1.232880	$1.333655	0.000
	2005	$1.149531	$1.232880	0.000
	2004	$1.039475	$1.149531	0.000
	2003	$1.000000	$1.039475	0.000
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.546585	$1.414882	535,097.913
Subaccount Inception Date May 1, 2001	2010	$1.178045	$1.546585	9,716.472
	2009	$0.748601	$1.178045	718.404
	2008	$1.422234	$0.748601	0.000
	2007	$1.183963	$1.422234	0.000
	2006	$1.099210	$1.183963	0.000
	2005	$1.042187	$1.099210	0.000
	2004	$0.991877	$1.042187	0.000
	2003	$1.000000	$0.991877	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.168782	$1.232428	162,234.773
Subaccount Inception Date June 16, 1995	2010	$1.141052	$1.168782	35,946.998
	2009	$1.114243	$1.141052	147,084.863
	2008	$1.055536	$1.114243	150,483.315
	2007	$1.015399	$1.055536	0.000
	2006	$1.002455	$1.015399	0.000
	2005	$1.000000	$1.002455	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$1.134422	$1.077086	0.000
Subaccount Inception Date May 1, 2002	2010	$1.079304	$1.134422	678.080
	2009	$0.743332	$1.079304	627.274
	2008	$1.572701	$0.743332	0.000
	2007	$1.578848	$1.572701	0.000
	2006	$1.422329	$1.578848	0.000
	2005	$1.372649	$1.422329	0.000
	2004	$1.260152	$1.372649	0.000
	2003	$1.000000	$1.260152	0.000

55

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.169585	$1.056211	0.000
Subaccount Inception Date May 1, 2002	2010	$1.032966	$1.169585	0.000
	2009	$0.870655	$1.032966	0.000
	2008	$1.544198	$0.870655	0.000
	2007	$1.406365	$1.544198	0.000
	2006	$1.349173	$1.406365	0.000
	2005	$1.264269	$1.349173	0.000
	2004	$1.209842	$1.264269	0.000
	2003	$1.000000	$1.209842	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.337375	$1.271752	54,124.928
Subaccount Inception Date November 10, 2008	2010	$1.236150	$1.337375	2,150.984
	2009	$1.012647	$1.236150	1,050.473
	2008	$1.000000	$1.012647	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.245504	$1.298440	1,351.176
Subaccount Inception Date May 1, 2001	2010	$1.123499	$1.245504	0.000
	2009	$0.949877	$1.123499	0.000
	2008	$1.629813	$0.949877	0.000
	2007	$1.581624	$1.629813	0.000
	2006	$1.375591	$1.581624	0.000
	2005	$1.338105	$1.375591	0.000
	2004	$1.224207	$1.338105	0.000
	2003	$1.000000	$1.224207	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.285680	$1.216181	0.000
Subaccount Inception Date May 1, 2001	2010	$1.191067	$1.285680	0.000
	2009	$0.883922	$1.191067	0.000
	2008	$1.494647	$0.883922	0.000
	2007	$1.338697	$1.494647	0.000
	2006	$1.370855	$1.338697	0.000
	2005	$1.214502	$1.370855	0.000
	2004	$1.140633	$1.214502	0.000
	2003	$1.000000	$1.140633	0.000
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.111159	$1.103001	11,580.226
Subaccount Inception Date November 19, 2009	2010	$1.007877	$1.111159	0.000
	2009	$0.989775	$1.007877	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.036375	$1.077592	86,702.315
Subaccount Inception Date November 19, 2009	2010	$0.993587	$1.036375	84,589.239
	2009	$1.000896	$0.993587	0.000
American Funds – Growth Fund – Class 2(4)	2011	$1.166156	$1.093907	112,207.336
Subaccount Inception Date November 19, 2009	2010	$1.002731	$1.166156	175,242.729
	2009	$0.986478	$1.002731	0.000
American Funds – International Fund – Class 2(4)	2011	$1.030054	$0.868424	164,421.108
Subaccount Inception Date November 19, 2009	2010	$0.980247	$1.030054	0.000
	2009	$0.982909	$0.980247	0.000
American Funds – Growth-Income Fund – Class 2(4)	2011	$1.100765	$1.058960	31,483.659
Subaccount Inception Date November 19, 2009	2010	$1.008123	$1.100765	32,553.233
	2009	$0.986799	$1.008123	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.045475	$0.988215	908,625.250
Subaccount Inception Date May 1, 2008	2010	$0.903362	$1.045475	285,108.666
	2009	$0.664509	$0.903362	147,066.104
	2008	$1.000000	$0.664509	63,424.825

56

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.756941	$1.678702	79,280.464
Subaccount Inception Date May 1, 2000	2010	$1.528881	$1.756941	107,206.698
	2009	$1.148344	$1.528881	73,447.123
	2008	$2.039006	$1.148344	104,622.075
	2007	$1.768828	$2.039006	156,512.468
	2006	$1.615072	$1.768828	0.000
	2005	$1.408730	$1.615072	0.000
	2004	$1.244755	$1.408730	0.000
	2003	$1.000000	$1.244755	0.000
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.319861	$1.305702	49,692.095
Subaccount Inception Date May 1, 2000	2010	$1.168624	$1.319861	51,486.879
	2009	$0.915494	$1.168624	0.000
	2008	$1.629023	$0.915494	0.000
	2007	$1.636867	$1.629023	0.000
	2006	$1.388679	$1.636867	0.000
	2005	$1.338348	$1.388679	0.000
	2004	$1.224303	$1.338348	0.000
	2003	$1.000000	$1.224303	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.347179	$1.323623	1,703.450
Subaccount Inception Date May 1, 2001	2010	$1.106668	$1.347179	0.000
	2009	$0.879957	$1.106668	0.000
	2008	$1.699387	$0.879957	0.000
	2007	$1.365301	$1.699387	0.000
	2006	$1.303457	$1.365301	0.000
	2005	$1.257037	$1.303457	0.000
	2004	$1.240368	$1.257037	0.000
	2003	$1.000000	$1.240368	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.480464	$2.173296	98,078.810
Subaccount Inception Date May 1, 2000	2010	$1.962977	$2.480464	137,861.177
	2009	$1.429189	$1.962977	87,783.555
	2008	$2.408082	$1.429189	113,759.216
	2007	$2.124578	$2.408082	162,534.941
	2006	$1.923135	$2.124578	34,684.412
	2005	$1.657981	$1.923135	38,577.000
	2004	$1.353371	$1.657981	0.000
	2003	$1.000000	$1.353371	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.772299	$1.584450	25,136.087
Subaccount Inception Date May 1, 2002	2010	$1.427350	$1.772299	25,824.073
	2009	$0.924157	$1.427350	19,093.137
	2008	$1.930481	$0.924157	20,074.039
	2007	$1.863070	$1.930481	18,346.121
	2006	$1.634008	$1.863070	20,767.366
	2005	$1.623128	$1.634008	21,239.000
	2004	$1.450821	$1.623128	0.000
	2003	$1.000000	$1.450821	0.000
Franklin Income Securities Fund – Class 2	2011	$0.987666	$0.993853	364,983.829
Subaccount Inception Date May 1, 2007	2010	$0.891915	$0.987666	153,648.107
	2009	$0.669279	$0.891915	5,756.256
	2008	$0.968163	$0.669279	0.000
	2007	$1.000000	$0.968163	0.000

57

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2011	$0.805114	$0.783047	114,934.174
Subaccount Inception Date May 1, 2007	2010	$0.736718	$0.805114	123,653.477
	2009	$0.594697	$0.736718	5,694.253
	2008	$0.962219	$0.594697	0.000
	2007	$1.000000	$0.962219	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.896796	$0.787658	86,461.460
Subaccount Inception Date May 1, 2007	2010	$0.841717	$0.896796	84,418.798
	2009	$0.624957	$0.841717	5,058.842
	2008	$1.066624	$0.624957	0.000
	2007	$1.000000	$1.066624	0.000
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.367020	$1.319158	243,052.655
Subaccount Inception Date November 10, 2008	2010	$1.263591	$1.367020	251,577.905
	2009	$0.989970	$1.263591	0.000
	2008	$1.000000	$0.989970	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.076511	$1.023236	97,105.070
Subaccount Inception Date November 19, 2009	2010	$1.003512	$1.076511	95,325.663
	2009	$0.988807	$1.003512	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$2.164385	$2.092086	810.338
Subaccount Inception Date October 9, 2000	2010	$1.754503	$2.164385	0.000
	2009	$1.235923	$1.754503	0.000
	2008	$2.240126	$1.235923	0.000
	2007	$1.872445	$2.240126	0.000
	2006	$1.681417	$1.872445	0.000
	2005	$1.527091	$1.681417	0.000
	2004	$1.289799	$1.527091	0.000
	2003	$1.000000	$1.289799	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.301916	$1.100570	0.000
Subaccount Inception Date October 9, 2000	2010	$1.146722	$1.301916	1,025.505
	2009	$0.849176	$1.146722	1,014.144
	2008	$1.565642	$0.849176	0.000
	2007	$1.456794	$1.565642	0.000
	2006	$1.256787	$1.456794	0.000
	2005	$1.211286	$1.256787	0.000
	2004	$1.179152	$1.211286	0.000
	2003	$1.000000	$1.179152	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.127474	$1.190768	185,937.679
Subaccount Inception Date April 23, 2009	2010	$1.050206	$1.127474	233,830.490
	2009	$1.000000	$1.050206	3,917.761
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.490762	$1.297402	0.000
Subaccount Inception Date May 1, 2004	2010	$1.415489	$1.490762	0.000
	2009	$0.933067	$1.415489	0.000
	2008	$1.618972	$0.933067	0.000
	2007	$1.506840	$1.618972	0.000
	2006	$1.256269	$1.506840	0.000
	2005	$1.154714	$1.256269	0.000
	2004	$1.000000	$1.154714	0.000

58

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.589984	$1.596459	0.000
Subaccount Inception Date May 1, 2004	2010	$1.310439	$1.589984	0.000
	2009	$0.924801	$1.310439	0.000
	2008	$1.408937	$0.924801	0.000
	2007	$1.399400	$1.408937	0.000
	2006	$1.218609	$1.399400	0.000
	2005	$1.135295	$1.218609	0.000
	2004	$1.000000	$1.135295	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.648225	$1.542633	0.000
Subaccount Inception Date May 1, 2004	2010	$1.319193	$1.648225	0.000
	2009	$0.861800	$1.319193	0.000
	2008	$1.289373	$0.861800	0.000
	2007	$1.390927	$1.289373	0.000
	2006	$1.230543	$1.390927	0.000
	2005	$1.210664	$1.230543	0.000
	2004	$1.000000	$1.210664	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.504855	$1.451409	0.000
Subaccount Inception Date April 23, 2009	2010	$1.348144	$1.504855	0.000
	2009	$1.000000	$1.348144	0.000
MFS® New Discovery Series – Service Class	2011	$1.957784	$1.722237	77,401.713
Subaccount Inception Date May 1, 2002	2010	$1.465363	$1.957784	10,570.850
	2009	$0.915167	$1.465363	814.316
	2008	$1.539771	$0.915167	0.000
	2007	$1.532380	$1.539771	0.000
	2006	$1.380613	$1.532380	0.000
	2005	$1.337418	$1.380613	0.000
	2004	$1.281338	$1.337418	0.000
	2003	$1.000000	$1.281338	0.000
MFS® Total Return Series – Service Class	2011	$1.311564	$1.309489	23,245.107
Subaccount Inception Date May 1, 2002	2010	$1.217256	$1.311564	6,757.526
	2009	$1.052093	$1.217256	0.000
	2008	$1.378209	$1.052093	0.000
	2007	$1.349359	$1.378209	0.000
	2006	$1.229937	$1.349359	0.000
	2005	$1.219729	$1.229937	0.000
	2004	$1.117863	$1.219729	0.000
	2003	$1.000000	$1.117863	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.140184	$1.058904	0.000
Subaccount Inception Date May 1, 2004	2010	$1.049389	$1.140184	0.000
	2009	$0.849972	$1.049389	0.000
	2008	$1.219476	$0.849972	0.000
	2007	$1.160938	$1.219476	0.000
	2006	$1.069731	$1.160938	0.000
	2005	$1.046579	$1.069731	0.000
	2004	$1.000000	$1.046579	0.000
TA Asset Allocation – Conservative – Initial Class	2011	$1.506587	$1.520054	0.000
Subaccount Inception Date May 1, 2002	2010	$1.407249	$1.506587	0.000
	2009	$1.143437	$1.407249	0.000
	2008	$1.476193	$1.143437	0.000
	2007	$1.412022	$1.476193	0.000
	2006	$1.312681	$1.412022	0.000
	2005	$1.269781	$1.312681	0.000
	2004	$1.177668	$1.269781	0.000
	2003	$1.000000	$1.177668	0.000

59

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Growth – Initial Class	2011	$1.571066	$1.460447	0.000
Subaccount Inception Date May 1, 2002	2010	$1.390625	$1.571066	0.000
	2009	$1.089959	$1.390625	0.000
	2008	$1.837353	$1.089959	0.000
	2007	$1.735116	$1.837353	0.000
	2006	$1.526920	$1.735116	0.000
	2005	$1.384153	$1.526920	0.000
	2004	$1.233465	$1.384153	0.000
	2003	$1.000000	$1.233465	0.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.568100	$1.550216	0.000
Subaccount Inception Date May 1, 2002	2010	$1.445538	$1.568100	0.000
	2009	$1.163609	$1.445538	0.000
	2008	$1.599309	$1.163609	0.000
	2007	$1.507513	$1.599309	0.000
	2006	$1.375887	$1.507513	0.000
	2005	$1.302907	$1.375887	0.000
	2004	$1.190153	$1.302907	0.000
	2003	$1.000000	$1.190153	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.591587	$1.532784	0.000
Subaccount Inception Date May 1, 2002	2010	$1.436578	$1.591587	0.000
	2009	$1.140555	$1.436578	0.000
	2008	$1.726140	$1.140555	0.000
	2007	$1.629249	$1.726140	0.000
	2006	$1.456226	$1.629249	0.000
	2005	$1.348033	$1.456226	0.000
	2004	$1.208053	$1.348033	0.000
	2003	$1.000000	$1.208053	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.489425	$1.503890	0.000
Subaccount Inception Date May 1, 2000	2010	$1.372151	$1.489425	0.000
	2009	$1.224811	$1.372151	0.000
	2008	$1.885214	$1.224811	0.000
	2007	$1.833356	$1.885214	0.000
	2006	$1.595385	$1.833356	0.000
	2005	$1.400049	$1.595385	0.000
	2004	$1.203821	$1.400049	0.000
	2003	$1.000000	$1.203821	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.142885	$1.985273	0.000
Subaccount Inception Date May 1, 2002	2010	$1.885025	$2.142885	0.000
	2009	$1.437601	$1.885025	0.000
	2008	$2.538833	$1.437601	0.000
	2007	$2.769192	$2.538833	0.000
	2006	$1.980333	$2.769192	0.000
	2005	$1.775643	$1.980333	0.000
	2004	$1.359907	$1.775643	0.000
	2003	$1.000000	$1.359907	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.380230	$1.366568	0.000
Subaccount Inception Date May 1, 1997	2010	$1.219326	$1.380230	0.000
	2009	$0.957378	$1.219326	0.000
	2008	$1.554995	$0.957378	0.000
	2007	$1.513678	$1.554995	0.000
	2006	$1.335594	$1.513678	0.000
	2005	$1.313472	$1.335594	0.000
	2004	$1.203874	$1.313472	0.000
	2003	$1.000000	$1.203874	0.000

60

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth – Initial Class	2011	$1.497373	$1.462418	0.000
Subaccount Inception Date December 13, 1996	2010	$1.357153	$1.497373	0.000
	2009	$0.979342	$1.357153	0.000
	2008	$1.582015	$0.979342	0.000
	2007	$1.443627	$1.582015	0.000
	2006	$1.440552	$1.443627	0.000
	2005	$1.288084	$1.440552	0.000
	2004	$1.201055	$1.288084	0.000
	2003	$1.000000	$1.201055	0.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.553809	$1.438454	0.000
Subaccount Inception Date May 1, 2000	2010	$1.240601	$1.553809	0.000
	2009	$0.986880	$1.240601	0.000
	2008	$1.578112	$0.986880	0.000
	2007	$1.589416	$1.578112	0.000
	2006	$1.364040	$1.589416	0.000
	2005	$1.333479	$1.364040	0.000
	2004	$1.243238	$1.333479	0.000
	2003	$1.000000	$1.243238	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.580320	$1.627278	0.000
Subaccount Inception Date June 21, 1999	2010	$1.430103	$1.580320	0.000
	2009	$0.988279	$1.430103	0.000
	2008	$1.344417	$0.988279	0.000
	2007	$1.343159	$1.344417	0.000
	2006	$1.231758	$1.343159	0.000
	2005	$1.230936	$1.231758	0.000
	2004	$1.141066	$1.230936	0.000
	2003	$1.000000	$1.141066	0.000
TA MFS International Equity – Initial Class	2011	$1.753697	$1.550222	0.000
Subaccount Inception Date May 1, 2001	2010	$1.614862	$1.753697	0.000
	2009	$1.238385	$1.614862	0.000
	2008	$1.947390	$1.238385	0.000
	2007	$1.815492	$1.947390	0.000
	2006	$1.500930	$1.815492	0.000
	2005	$1.353054	$1.500930	0.000
	2004	$1.204089	$1.353054	0.000
	2003	$1.000000	$1.204089	0.000
TA PIMCO Total Return – Initial Class	2011	$1.343546	$1.403283	0.000
Subaccount Inception Date May 1, 2002	2010	$1.275313	$1.343546	0.000
	2009	$1.118307	$1.275313	0.000
	2008	$1.170620	$1.118307	0.000
	2007	$1.093366	$1.170620	0.000
	2006	$1.067500	$1.093366	0.000
	2005	$1.061411	$1.067500	0.000
	2004	$1.033571	$1.061411	0.000
	2003	$1.000000	$1.033571	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.948386	$1.947364	0.000
Subaccount Inception Date May 1, 2000	2010	$1.474759	$1.948386	0.000
	2009	$1.081864	$1.474759	0.000
	2008	$1.726938	$1.081864	0.000
	2007	$1.603251	$1.726938	0.000
	2006	$1.574749	$1.603251	0.000
	2005	$1.448541	$1.574749	0.000
	2004	$1.335517	$1.448541	0.000
	2003	$1.000000	$1.335517	0.000

61

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Equity – Initial Class	2011	$1.421919	$1.300065	0.000
Subaccount Inception Date May 1, 2000	2010	$1.238203	$1.421919	0.000
	2009	$0.981810	$1.238203	0.000
	2008	$1.773702	$0.981810	0.000
	2007	$1.566139	$1.773702	0.000
	2006	$1.341412	$1.566139	0.000
	2005	$1.269968	$1.341412	0.000
	2004	$1.180561	$1.269968	0.000
	2003	$1.000000	$1.180561	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.536264	$1.570846	0.000
Subaccount Inception Date May 1, 2002	2010	$1.259369	$1.536264	0.000
	2009	$1.014594	$1.259369	0.000
	2008	$1.527268	$1.014594	0.000
	2007	$1.368009	$1.527268	0.000
	2006	$1.275489	$1.368009	0.000
	2005	$1.202024	$1.275489	0.000
	2004	$1.100357	$1.202024	0.000
	2003	$1.000000	$1.100357	0.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.468030	$1.469013	0.000
Subaccount Inception Date May 1, 2002	2010	$1.366743	$1.468030	0.000
	2009	$1.059163	$1.366743	0.000
	2008	$1.707315	$1.059163	0.000
	2007	$1.464452	$1.707315	0.000
	2006	$1.343575	$1.464452	0.000
	2005	$1.315921	$1.343575	0.000
	2004	$1.183098	$1.315921	0.000
	2003	$1.000000	$1.183098	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.525678	$1.443516	0.000
Subaccount Inception Date May 1, 2000	2010	$1.317666	$1.525678	0.000
	2009	$1.037753	$1.317666	0.000
	2008	$1.955782	$1.037753	0.000
	2007	$1.711474	$1.955782	0.000
	2006	$1.601768	$1.711474	0.000
	2005	$1.398461	$1.601768	0.000
	2004	$1.228774	$1.398461	0.000
	2003	$1.000000	$1.228774	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.158000	$1.929480	0.000
Subaccount Inception Date May 1, 2001	2010	$1.618535	$2.158000	0.000
	2009	$1.203314	$1.618535	0.000
	2008	$2.072094	$1.203314	0.000
	2007	$1.713077	$2.072094	0.000
	2006	$1.658363	$1.713077	0.000
	2005	$1.451701	$1.658363	0.000
	2004	$1.266571	$1.451701	0.000
	2003	$1.000000	$1.266571	0.000
TA AEGON Money Market – Initial Class	2011	$1.027898	$1.010323	0.000
Subaccount Inception Date January 1, 1995	2010	$1.045822	$1.027898	0.000
	2009	$1.062768	$1.045822	0.000
	2008	$1.056145	$1.062768	0.000
	2007	$1.023273	$1.056145	0.000
	2006	$0.994099	$1.023273	0.000
	2005	$0.983100	$0.994099	0.000
	2004	$0.990402	$0.983100	0.000
	2003	$1.000000	$0.990402	0.000

62

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.75%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Initial Class	2011	$1.224447	$1.294986	0.000
Subaccount Inception Date June 16, 1995	2010	$1.193328	$1.224447	0.000
	2009	$1.162275	$1.193328	0.000
	2008	$1.098507	$1.162275	0.000
	2007	$1.054083	$1.098507	0.000
	2006	$1.038511	$1.054083	0.000
	2005	$1.033585	$1.038511	0.000
	2004	$1.018170	$1.033585	0.000
	2003	$1.000000	$1.018170	0.000
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.793029	$1.510334	0.000
Subaccount Inception Date January 1, 1995	2010	$1.681793	$1.793029	0.000
	2009	$1.359383	$1.681793	0.000
	2008	$2.261454	$1.359383	0.000
	2007	$1.990629	$2.261454	0.000
	2006	$1.639880	$1.990629	0.000
	2005	$1.466280	$1.639880	0.000
	2004	$1.285755	$1.466280	0.000
	2003	$1.000000	$1.285755	0.000
TA Multi Managed Large Cap Core – Initial Class	2011	$1.512559	$1.452893	0.000
Subaccount Inception Date January 1, 1995	2010	$1.291416	$1.512559	0.000
	2009	$0.903658	$1.291416	0.000
	2008	$1.587694	$0.903658	0.000
	2007	$1.478850	$1.587694	0.000
	2006	$1.363739	$1.478850	0.000
	2005	$1.268142	$1.363739	0.000
	2004	$1.144444	$1.268142	0.000
	2003	$1.000000	$1.144444	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.900508	$1.742543	0.000
Subaccount Inception Date May 1, 2001	2010	$1.444146	$1.900508	0.000
	2009	$0.915181	$1.444146	0.000
	2008	$1.733878	$0.915181	0.000
	2007	$1.439923	$1.733878	0.000
	2006	$1.333014	$1.439923	0.000
	2005	$1.261063	$1.333014	0.000
	2004	$1.197654	$1.261063	0.000
	2003	$1.000000	$1.197654	0.000
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.958899	17,168.979
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.978671	22,036.852
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.918361	161,804.903
TA JPMorgan Tactical Allocation – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.993488	16,862.571
TA PIMCO Real Return TIPS – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.064682	11,694.021
TA JPMorgan Core Bond – Service Class
Subaccount Inception Date May 2, 2012	2011	$1.000000	$1.042237	86,723.947

63

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.406840	$1.422211	0.000
Subaccount Inception Date May 1, 2002	2010	$1.311504	$1.406840	0.000
	2009	$1.063539	$1.311504	0.000
	2008	$1.370333	$1.063539	0.000
	2007	$1.308178	$1.370333	0.000
	2006	$1.213762	$1.308178	0.000
	2005	$1.171794	$1.213762	0.000
	2004	$1.084641	$1.171794	40,883.000
	2003	$0.896108	$1.084641	0.000
	2002	$1.000000	$0.896108	100.000
TA Asset Allocation – Growth – Initial Class	2011	$1.338317	$1.246526	0.000
Subaccount Inception Date May 1, 2002	2010	$1.182285	$1.338317	0.000
	2009	$0.924844	$1.182285	0.000
	2008	$1.555945	$0.924844	0.000
	2007	$1.466466	$1.555945	9,622.196
	2006	$1.287977	$1.466466	39,311.453
	2005	$1.165251	$1.287977	32,684.000
	2004	$1.036347	$1.165251	38,724.000
	2003	$0.804600	$1.036347	32,495.131
	2002	$1.000000	$0.804600	100.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.425170	$1.411685	0.000
Subaccount Inception Date May 1, 2002	2010	$1.311197	$1.425170	0.000
	2009	$1.053395	$1.311197	0.000
	2008	$1.444964	$1.053395	0.000
	2007	$1.359333	$1.444964	31,630.893
	2006	$1.238214	$1.359333	136,777.526
	2005	$1.170234	$1.238214	83,529.000
	2004	$1.034952	$1.170234	41,496.000
	2003	$0.867636	$1.034952	0.000
	2002	$1.000000	$0.867636	100.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.403599	$1.354407	0.000
Subaccount Inception Date May 1, 2002	2010	$1.264418	$1.403599	0.000
	2009	$1.001893	$1.264418	0.000
	2008	$1.513286	$1.001893	71,750.028
	2007	$1.425519	$1.513286	85,063.297
	2006	$1.271629	$1.425519	161,164.112
	2005	$1.174845	$1.271629	132,153.000
	2004	$1.050773	$1.174845	332,504.000
	2003	$0.839081	$1.050773	3,283.334
	2002	$1.000000	$0.839081	100.000
TA International Moderate Growth – Service Class	2011	$0.954359	$0.869011	0.000
Subaccount Inception Date May 1, 2006	2010	$0.879106	$0.954359	0.000
	2009	$0.690284	$0.879106	0.000
	2008	$1.100802	$0.690284	0.000
	2007	$1.000000	$1.100802	0.000

64

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Large Cap Value – Initial Class	2011	$1.415251	$1.431801	0.000
Subaccount Inception Date May 1, 2000	2010	$1.301266	$1.415251	0.000
	2009	$1.159255	$1.301266	0.000
	2008	$1.780789	$1.159255	42,242.150
	2007	$1.728379	$1.780789	79,788.520
	2006	$1.501085	$1.728379	79,469.649
	2005	$1.314713	$1.501085	92,884.000
	2004	$1.128224	$1.314713	110,741.000
	2003	$0.882787	$1.128224	34,223.474
	2002	$1.044981	$0.882787	45,275.931
	2001	$1.080814	$1.044981	42,812.150
TA Clarion Global Real Estate Securities – Initial Class	2011	$1.984355	$1.842018	0.000
Subaccount Inception Date May 1, 2002	2010	$1.742145	$1.984355	0.000
	2009	$1.326025	$1.742145	0.000
	2008	$2.337148	$1.326025	0.000
	2007	$2.544168	$2.337148	0.000
	2006	$1.815856	$2.544168	3,615.514
	2005	$1.624970	$1.815856	8,740.000
	2004	$1.242059	$1.624970	5,698.000
	2003	$0.929213	$1.242059	4,732.749
	2002	$1.000000	$0.929213	5,175.844
TA JPMorgan Enhanced Index – Initial Class	2011	$1.526082	$1.513943	0.000
Subaccount Inception Date May 2, 1997	2010	$1.345531	$1.526082	0.000
	2009	$1.054397	$1.345531	0.000
	2008	$1.709194	$1.054397	4,133.093
	2007	$1.660482	$1.709194	10,809.902
	2006	$1.462270	$1.660482	78,058.928
	2005	$1.435224	$1.462270	243,534.000
	2004	$1.312864	$1.435224	574,166.000
	2003	$1.033936	$1.312864	586,841.706
	2002	$1.392379	$1.033936	596,773.529
	2001	$1.606561	$1.392379	631,443.266
TA JPMorgan Mid Cap Value – Service Class	2011	$1.245265	$1.247505	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029587	$1.245265	0.000
	2009	$0.985157	$1.029587	0.000
TA Jennison Growth – Initial Class	2011	$0.943190	$0.922975	0.000
Subaccount Inception Date December 13, 1996	2010	$0.853189	$0.943190	0.000
	2009	$0.614465	$0.853189	0.000
	2008	$0.990644	$0.614465	0.000
	2007	$0.902202	$0.990644	14,151.490
	2006	$0.898512	$0.902202	74,404.749
	2005	$0.801842	$0.898512	109,558.000
	2004	$0.746188	$0.801842	154,323.000
	2003	$0.588432	$0.746188	176,980.062
	2002	$0.862821	$0.588432	192,044.741
	2001	$1.075789	$0.862821	195,738.642

65

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.296542	$1.202638	0.000
Subaccount Inception Date May 1, 2000	2010	$1.033151	$1.296542	0.000
	2009	$0.820246	$1.033151	67,772.534
	2008	$1.309050	$0.820246	67,772.534
	2007	$1.315813	$1.309050	91,868.380
	2006	$1.127017	$1.315813	112,485.859
	2005	$1.099598	$1.127017	133,953.000
	2004	$1.023166	$1.099598	138,137.000
	2003	$0.768775	$1.023166	138,158.302
	2002	$1.036993	$0.768775	51,542.560
	2001	$1.031639	$1.036993	51,746.986
TA AEGON High Yield Bond – Initial Class	2011	$1.562668	$1.612266	0.000
Subaccount Inception Date June 21, 1999	2010	$1.411341	$1.562668	0.000
	2009	$0.973401	$1.411341	0.000
	2008	$1.321554	$0.973401	25,745.708
	2007	$1.317726	$1.321554	34,040.839
	2006	$1.206061	$1.317726	84,234.967
	2005	$1.202886	$1.206061	102,161.000
	2004	$1.112877	$1.202886	123,393.000
	2003	$0.959844	$1.112877	205,467.040
	2002	$0.954934	$0.959844	178,894.560
	2001	$0.934479	$0.954934	65,342.576
TA MFS International Equity – Initial Class	2011	$1.164590	$1.031495	0.000
Subaccount Inception Date May 1, 2001	2010	$1.070292	$1.164590	0.000
	2009	$0.819162	$1.070292	0.000
	2008	$1.285611	$0.819162	0.000
	2007	$1.196166	$1.285611	0.000
	2006	$0.986968	$1.196166	3,029.398
	2005	$0.887981	$0.986968	0.000
	2004	$0.788649	$0.887981	1,477.000
	2003	$0.639197	$0.788649	1,487.8205
	2002	$0.832379	$0.639197	999.092
	2001	$1.000000	$0.832379	1,000.000
TA PIMCO Total Return – Initial Class	2011	$1.431103	$1.497669	0.000
Subaccount Inception Date May 1, 2002	2010	$1.355748	$1.431103	0.000
	2009	$1.186501	$1.355748	0.000
	2008	$1.239554	$1.186501	29,603.304
	2007	$1.155465	$1.239554	33,314.070
	2006	$1.125921	$1.155465	135,212.393
	2005	$1.117299	$1.125921	125,480.000
	2004	$1.085852	$1.117299	85,684.000
	2003	$1.051137	$1.085852	106,038.954
	2002	$1.000000	$1.051137	92,820.703
TA T. Rowe Price Small Cap – Initial Class	2011	$1.111455	$1.113058	0.000
Subaccount Inception Date May 1, 2000	2010	$0.839620	$1.111455	0.000
	2009	$0.614725	$0.839620	0.000
	2008	$0.979320	$0.614725	18,972.174
	2007	$0.907388	$0.979320	36,939.887
	2006	$0.889508	$0.907388	77,541.168
	2005	$0.816617	$0.889508	117,453.000
	2004	$0.751414	$0.816617	118,312.000
	2003	$0.543474	$0.751414	123,785.556
	2002	$0.759675	$0.543474	127,664.408
	2001	$0.854538	$0.759675	88,894.568

66

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Equity – Initial Class	2011	$0.635312	$0.582003	0.000
Subaccount Inception Date May 1, 2000	2010	$0.552142	$0.635312	0.000
	2009	$0.436949	$0.552142	0.000
	2008	$0.787816	$0.436949	0.000
	2007	$0.694258	$0.787816	0.000
	2006	$0.593475	$0.694258	156,903.517
	2005	$0.560767	$0.593475	309,293.000
	2004	$0.750221	$0.560767	179,177.000
	2003	$0.601160	$0.750221	0.000
	2002	$0.777811	$0.601160	998.103
	2001	$0.949871	$0.777811	999.010
TA Multi–Managed Balanced – Initial Class	2011	$1.491197	$1.527762	0.000
Subaccount Inception Date May 1, 2002	2010	$1.220025	$1.491197	0.000
	2009	$0.980965	$1.220025	0.000
	2008	$1.473732	$0.980965	0.000
	2007	$1.317444	$1.473732	0.000
	2006	$1.225959	$1.317444	0.000
	2005	$1.153085	$1.225959	0.000
	2004	$1.053487	$1.153085	0.000
	2003	$0.939281	$1.053487	0.000
	2002	$1.000000	$0.939281	100.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.413194	$1.416913	0.000
Subaccount Inception Date May 1, 2002	2010	$1.313104	$1.413194	0.000
	2009	$1.015596	$1.313104	0.000
	2008	$1.633852	$1.015596	0.000
	2007	$1.398675	$1.633852	0.000
	2006	$1.280730	$1.398675	4,423.502
	2005	$1.251920	$1.280730	9,340.000
	2004	$1.123331	$1.251920	5,012.000
	2003	$0.922464	$1.123331	2,512.159
	2002	$1.000000	$0.922464	2,777.402
TA WMC Diversified Growth – Initial Class	2011	$0.838555	$0.794965	0.000
Subaccount Inception Date May 1, 2000	2010	$0.722797	$0.838555	0.000
	2009	$0.568132	$0.722797	102,307.089
	2008	$1.068609	$0.568132	121,498.692
	2007	$0.933273	$1.068609	461,421.678
	2006	$0.871749	$0.933273	1,003,887.968
	2005	$0.759605	$0.871749	398,346.000
	2004	$0.666113	$0.759605	408,335.000
	2003	$0.515473	$0.666113	254,511.478
	2002	$0.673200	$0.515473	255,531.386
	2001	$0.830010	$0.673200	248,639.622
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.084101	$1.867071	0.000
Subaccount Inception Date May 2, 2001	2010	$1.560037	$2.084101	0.000
	2009	$1.157540	$1.560037	0.000
	2008	$1.989318	$1.157540	9,423.424
	2007	$1.641388	$1.989318	27,588.362
	2006	$1.585850	$1.641388	28,705.306
	2005	$1.385505	$1.585850	30,285.000
	2004	$1.206431	$1.385505	31,529.000
	2003	$0.933700	$1.206431	3,005.147
	2002	$1.106551	$0.933700	6,545.703
	2001	$1.000000	$1.106551	1,000.000

67

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market – Initial Class	2011	$1.415097	$1.393622	0.000
Subaccount Inception Date January 1, 1995	2010	$1.436968	$1.415097	0.000
	2009	$1.457374	$1.436968	0.000
	2008	$1.445445	$1.457374	4,114.548
	2007	$1.397684	$1.445445	34,051.182
	2006	$1.355166	$1.397684	289,507.786
	2005	$1.337543	$1.355166	76,191.000
	2004	$1.344809	$1.337543	423,958.000
	2003	$1.000000	$1.344809	421,796.751
TA Systematic Small/Mid Cap Value – Initial Class	2011	$6.802210	$6.520569	0.000
Subaccount Inception Date January 1, 1995	2010	$5.296667	$6.802210	0.000
	2009	$3.755780	$5.296667	0.000
	2008	$6.450269	$3.755780	0.000
	2007	$5.251546	$6.450269	39,952.625
	2006	$4.517208	$5.251546	109,775.447
	2005	$4.039241	$4.517208	195,167.000
	2004	$3.525694	$4.039241	254,823.000
	2003	$1.876147	$3.525694	267,854.289
	2002	$3.147350	$1.876147	296,499.187
	2001	$2.481941	$3.147350	298,122.905
TA AEGON U.S. Government Securities – Initial Class	2011	$1.811946	$1.920079	0.000
Subaccount Inception Date June 16, 1995	2010	$1.762437	$1.811946	0.000
	2009	$1.713214	$1.762437	0.000
	2008	$1.616019	$1.713214	52,430.697
	2007	$1.547592	$1.616019	75,102.063
	2006	$1.521732	$1.547592	293,195.333
	2005	$1.511541	$1.521732	438,544.000
	2004	$1.486055	$1.511541	579,358.000
	2003	$1.465892	$1.486055	816,380.283
	2002	$1.406799	$1.465892	894,347.207
	2001	$1.359434	$1.406799	424,671.372
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.840235	$1.553147	0.000
Subaccount Inception Date January 1, 1995	2010	$1.722687	$1.840235	0.000
	2009	$1.389689	$1.722687	0.000
	2008	$2.307306	$1.389689	0.000
	2007	$2.026974	$2.307306	18,587.674
	2006	$1.666550	$2.026974	86,712.119
	2005	$1.487198	$1.666550	155,637.000
	2004	$1.301525	$1.487198	226,175.000
	2003	$0.995170	$1.301525	331,430.212
	2002	$1.217188	$0.995170	343,155.992
	2001	$1.604565	$1.217188	394,641.026
TA Multi Managed Large Cap Core – Initial Class	2011	$3.511899	$3.380002	0.000
Subaccount Inception Date January 1, 1995	2010	$2.992576	$3.511899	0.000
	2009	$2.089912	$2.992576	0.000
	2008	$3.664610	$2.089912	0.000
	2007	$3.406631	$3.664610	5,685.873
	2006	$3.135303	$3.406631	71,103.545
	2005	$2.909800	$3.135303	105,820.000
	2004	$2.620788	$2.909800	202,899.000
	2003	$2.197980	$2.620788	228,163.426
	2002	$2.669327	$2.197980	278,147.691
	2001	$2.916927	$2.669327	303,649.088

68

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Mid–Cap Growth – Initial Class	2011	$1.077792	$0.990155	0.000
Subaccount Inception Date May 1, 2001	2010	$0.817385	$1.077792	0.000
	2009	$0.516977	$0.817385	0.000
	2008	$0.977513	$0.516977	0.000
	2007	$0.810185	$0.977513	0.000
	2006	$0.748559	$0.810185	0.000
	2005	$0.706779	$0.748559	0.000
	2004	$0.669908	$0.706779	0.000
	2003	$0.530826	$0.669908	0.000
	2002	$0.805310	$0.530826	999.090
	2001	$1.000000	$0.805310	1,000.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.907557	$0.863392	0.000
Subaccount Inception Date May 1, 2002	2010	$0.861770	$0.907557	0.000
	2009	$0.592358	$0.861770	0.000
	2008	$1.250803	$0.592358	0.000
	2007	$1.253207	$1.250803	0.000
	2006	$1.126766	$1.253207	679.678
	2005	$1.085273	$1.126766	694.000
	2004	$0.994356	$1.085273	708.000
	2003	$0.757548	$0.994356	0.000
	2002	$1.000000	$0.757548	100.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$0.988477	$0.894415	0.000
Subaccount Inception Date May 1, 2002	2010	$0.871300	$0.988477	0.000
	2009	$0.732952	$0.871300	0.000
	2008	$1.297388	$0.732952	0.000
	2007	$1.179248	$1.297388	0.000
	2006	$1.129078	$1.179248	0.000
	2005	$1.055944	$1.129078	24,590.000
	2004	$1.008489	$1.055944	24,590.000
	2003	$0.792764	$1.008489	23,333.109
	2002	$1.000000	$0.792764	100.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.950792	$0.993144	0.000
Subaccount Inception Date May 1, 2001	2010	$0.855967	$0.950792	0.000
	2009	$0.722264	$0.855967	0.000
	2008	$1.236841	$0.722264	7,637.504
	2007	$1.197896	$1.236841	7,637.504
	2006	$1.039808	$1.197896	8,373.555
	2005	$1.009478	$1.039808	8,389.000
	2004	$0.921732	$1.009478	15,028.000
	2003	$0.708109	$0.921732	19,191.425
	2002	$0.925071	$0.708109	30,618.120
	2001	$1.000000	$0.925071	53,456.320
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.807891	$0.765726	0.000
Subaccount Inception Date May 1, 2001	2010	$0.746965	$0.807891	0.000
	2009	$0.553250	$0.746965	0.000
	2008	$0.933656	$0.553250	0.000
	2007	$0.834587	$0.933656	19,154.910
	2006	$0.852963	$0.834587	0.000
	2005	$0.754200	$0.852963	0.000
	2004	$0.706925	$0.754200	0.000
	2003	$0.581903	$0.706925	0.000
	2002	$0.854462	$0.581903	999.096
	2001	$1.000000	$0.854462	1,000.000

69

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Tactical Allocation – Service Class	2011	$1.098884	$1.122662	0.000
Subaccount Inception Date May 1, 2009	2010	$1.003130	$1.098884	0.000
	2009	$0.993363	$1.003130	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.153818	$1.091708	0.000
Subaccount Inception Date November 19, 2009	2010	$1.024147	$1.153818	0.000
	2009	$0.999958	$1.024147	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.075590	$1.092843	0.000
Subaccount Inception Date November 19, 2009	2010	$0.998190	$1.075590	0.000
	2009	$0.999958	$0.998190	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.085798	$1.084947	0.000
Subaccount Inception Date May 1, 2008	2010	$0.996117	$1.085798	0.000
	2009	$0.991642	$0.996117	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$1.112020	$1.082656	0.000
Subaccount Inception Date May 1, 2008	2010	$0.999308	$1.112020	0.000
	2009	$0.988772	$0.999308	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.277401	$1.222909	0.000
Subaccount Inception Date May 1, 2000	2010	$1.109404	$1.277401	0.000
	2009	$0.831633	$1.109404	0.000
	2008	$1.473743	$0.831633	0.000
	2007	$1.275926	$1.473743	0.000
	2006	$1.162724	$1.275926	138,255.508
	2005	$1.012189	$1.162724	141,013.000
	2004	$0.892604	$1.012189	207,607.000
	2003	$0.707070	$0.892604	220,564.467
	2002	$0.794319	$0.707070	225,339.200
	2001	$0.921627	$0.794319	298,213.600
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.154180	$1.144045	0.000
Subaccount Inception Date May 1, 2000	2010	$1.019922	$1.154180	0.000
	2009	$0.797426	$1.019922	0.000
	2008	$1.416129	$0.797426	0.000
	2007	$1.420132	$1.416129	127,556.563
	2006	$1.202448	$1.420132	153,827.312
	2005	$1.156611	$1.202448	194,000.000
	2004	$1.055967	$1.156611	216,125.000
	2003	$0.824682	$1.055967	379,246.635
	2002	$1.010868	$0.824682	501,488.585
	2001	$1.083236	$1.010868	501,313.980
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.855314	$0.842013	0.000
Subaccount Inception Date May 1, 2001	2010	$0.701231	$0.855314	0.000
	2009	$0.556480	$0.701231	0.000
	2008	$1.072563	$0.556480	0.000
	2007	$0.860003	$1.072563	0.000
	2006	$.0819443	$0.860003	0.000
	2005	$0.788705	$.0819443	13,049.000
	2004	$0.776712	$0.788705	20,836.000
	2003	$0.595094	$0.776712	20,864.670
	2002	$0.867001	$0.595094	9,262.178
	2001	$1.000000	$0.867001	1,000.000

70

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2011	$0.756872	$0.760017	0.000
Subaccount Inception Date May 1, 2000	2010	$0.622473	$0.756872	0.000
	2009	$0.434570	$0.622473	0.000
	2008	$0.983762	$0.434570	0.000
	2007	$0.812890	$0.983762	10,694.628
	2006	$0.785264	$0.812890	51,420.936
	2005	$0.733732	$0.785264	52,368.000
	2004	$0.697106	$0.733732	52,433.000
	2003	$0.547049	$0.697106	52,506.135
	2002	$0.712295	$0.547049	49,750.455
	2001	$0.847487	$0.712295	82,395.506
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.371228	$2.081674	0.000
Subaccount Inception Date May 1, 2000	2010	$1.872854	$2.371228	0.000
	2009	$1.360897	$1.872854	0.000
	2008	$2.288481	$1.360897	0.000
	2007	$2.015076	$2.288481	25,304.544
	2006	$1.820440	$2.015076	161,824.340
	2005	$1.566373	$1.820440	213,673.000
	2004	$1.276074	$1.566373	240,877.000
	2003	$0.937298	$1.276074	315,275.186
	2002	$1.057890	$0.937298	316,407.900
	2001	$1.113532	$1.057890	329,109.539
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.435540	$1.285903	0.000
Subaccount Inception Date May 1, 2002	2010	$1.153874	$1.435540	0.000
	2009	$0.745622	$1.153874	0.000
	2008	$1.554448	$0.745622	0.000
	2007	$1.497211	$1.554448	3,263.674
	2006	$1.310560	$1.497211	3263.674
	2005	$1.299278	$1.310560	3,264.000
	2004	$1.159068	$1.299278	3,527.000
	2003	$0.747954	$1.159068	5,154.947
	2002	$1.000000	$0.747954	5,983.176
Franklin Income Securities Fund – Class 2	2011	$0.994830	$1.003030	0.000
Subaccount Inception Date May 1, 2007	2010	$0.896617	$0.994830	0.000
	2009	$0.671488	$0.896617	0.000
	2008	$0.969437	$0.671488	0.000
	2007	$1.000000	$0.969437	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.810942	$0.790262	0.000
Subaccount Inception Date May 1, 2007	2010	$0.740603	$0.810942	0.000
	2009	$0.596665	$0.740603	0.000
	2008	$0.963492	$0.596665	0.000
	2007	$1.000000	$0.963492	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.903305	$0.794945	0.000
Subaccount Inception Date May 1, 2007	2010	$0.846164	$0.903305	0.000
	2009	$0.627021	$0.846164	0.000
	2008	$1.068021	$0.627021	0.000
	2007	$1.000000	$1.068021	0.000

71

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$0.701749	$0.679643	0.000
Subaccount Inception Date October 9, 2000	2010	$0.567737	$0.701749	0.000
	2009	$0.399149	$0.567737	0.000
	2008	$0.722030	$0.399149	0.000
	2007	$0.602328	$0.722030	0.000
	2006	$0.539817	$0.602328	8,388.657
	2005	$0.489306	$0.539817	0.000
	2004	$0.412456	$0.489306	0.000
	2003	$0.310792	$0.412456	60,249.305
	2002	$0.439076	$0.310792	85,796.948
	2001	$0.738193	$0.439076	33,895.136
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2011	$1.498603	$1.431772	0.000
Subaccount Inception Date October 9, 2000	2010	$1.319144	$1.498603	0.000
	2009	$1.007811	$1.319144	0.000
	2008	$1.419475	$1.007811	0.000
	2007	$1.345127	$1.419475	2,699.006
	2006	$1.187087	$1.345127	2,775.100
	2005	$1.095813	$1.187087	3,471.000
	2004	$0.944696	$1.095813	10,137.000
	2003	$0.679339	$0.944696	10,146.701
	2002	$0.900877	$0.679339	36,913.674
	2001	$0.998590	$0.900877	71,562.862
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.674525	$0.571330	0.000
Subaccount Inception Date October 9, 2000	2010	$0.592948	$0.674525	0.000
	2009	$0.438223	$0.592948	0.000
	2008	$0.806356	$0.438223	0.000
	2007	$0.748812	$0.806356	118,134.496
	2006	$0.644742	$0.748812	118,332.390
	2005	$0.620178	$0.644742	139,196.000
	2004	$0.602539	$0.620178	139,208.000
	2003	$0.494711	$0.602539	203,633.664
	2002	$0.676228	$0.494711	207,743.633
	2001	$0.887518	$0.676228	264,617.810
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.131245	$1.197094	0.000
Subaccount Inception Date April 23, 2009	2010	$1.051645	$1.131245	0.000
	2009	$1.000000	$1.051645	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.509877	$1.459107	0.000
Subaccount Inception Date April 23, 2009	2010	$1.349978	$1.509877	0.000
	2009	$1.000000	$1.349978	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.495687	$1.304254	0.000
Subaccount Inception Date May 1, 2004	2010	$1.417375	$1.495687	0.000
	2009	$0.941689	$1.417375	0.000
	2008	$1.630699	$0.941689	16,396.659
	2007	$1.514759	$1.630699	26,454.447
	2006	$1.260387	$1.514759	20,445.927
	2005	$1.156226	$1.260387	0.000
	2004	$1.000000	$1.156226	0.000

72

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.55%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.595272	$1.604918	0.000
Subaccount Inception Date May 1, 2004	2010	$1.312209	$1.595272	0.000
	2009	$0.933357	$1.312209	0.000
	2008	$1.419152	$0.933357	0.000
	2007	$1.406752	$1.419152	0.000
	2006	$1.222610	$1.406752	0.000
	2005	$1.136777	$1.222610	44,062.000
	2004	$1.000000	$1.136777	40,636.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.653673	$1.550772	0.000
Subaccount Inception Date May 1, 2004	2010	$1.320946	$1.653673	0.000
	2009	$0.869766	$1.320946	0.000
	2008	$1.298715	$0.869766	0.000
	2007	$1.398231	$1.298715	0.000
	2006	$1.234577	$1.398231	2,734.275
	2005	$1.212243	$1.234577	45,639.000
	2004	$1.000000	$1.212243	705.000
MFS® New Discovery Series – Service Class	2011	$1.519723	$1.339509	0.000
Subaccount Inception Date May 1, 2002	2010	$1.135251	$1.519723	0.000
	2009	$0.707617	$1.135251	0.000
	2008	$1.188222	$0.707617	0.000
	2007	$1.180187	$1.188222	0.000
	2006	$1.061215	$1.180187	0.000
	2005	$1.025998	$1.061215	0.000
	2004	$0.981034	$1.025998	0.000
	2003	$0.746621	$0.981034	0.000
	2002	$1.000000	$0.746621	2,386.729
MFS® Total Return Series – Service Class	2011	$1.246334	$1.246795	0.000
Subaccount Inception Date May 1, 2002	2010	$1.154449	$1.246334	0.000
	2009	$0.995840	$1.154449	0.000
	2008	$1.301938	$0.995840	0.000
	2007	$1.272166	$1.301938	4,671.212
	2006	$1.157309	$1.272166	61,079.969
	2005	$1.145445	$1.157309	105,679.000
	2004	$1.047708	$1.145445	61,788.000
	2003	$0.917149	$1.047708	44,773.421
	2002	$1.000000	$0.917149	613.568
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.155255	$1.075014	0.000
Subaccount Inception Date May 1, 2004	2010	$1.061179	$1.155255	0.000
	2009	$0.857837	$1.061179	0.000
	2008	$1.228319	$0.857837	0.000
	2007	$1.167044	$1.228319	0.000
	2006	$1.073249	$1.167044	0.000
	2005	$1.047956	$1.073249	0.000
	2004	$1.000000	$1.047956	0.000

73

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.325646	$1.337547	2,597,194.762
Subaccount Inception Date May 1, 2002	2010	$1.237147	$1.325646	1,701,792.754
	2009	$1.004849	$1.237147	1,080,285.699
	2008	$1.297074	$1.004849	356,345.213
	2007	$1.239782	$1.297074	15,750.687
	2006	$1.152354	$1.239782	15,761.702
	2005	$1.113257	$1.152354	15,774.000
	2004	$1.031961	$1.113257	98,943.000
	2003	$1.000000	$1.031961	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.339442	$1.245136	439,971.092
Subaccount Inception Date May 1, 2002	2010	$1.185233	$1.339442	516,037.444
	2009	$0.928202	$1.185233	227,260.883
	2008	$1.563178	$0.928202	29,894.454
	2007	$1.474838	$1.563178	0.000
	2006	$1.297880	$1.474838	0.000
	2005	$1.176385	$1.297880	0.000
	2004	$1.047801	$1.176385	0.000
	2003	$1.000000	$1.047801	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.369702	$1.354114	9,523,460.938
Subaccount Inception Date May 1, 2002	2010	$1.261663	$1.369702	5,450,571.668
	2009	$1.014235	$1.261663	3,466,137.100
	2008	$1.394203	$1.014235	2,131,072.926
	2007	$1.312981	$1.394203	1,316,890.940
	2006	$1.197677	$1.312981	825,340.444
	2005	$1.134146	$1.197677	1,228,863.000
	2004	$1.035436	$1.134146	0.000
	2003	$1.000000	$1.035436	0.000
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.376904	$1.326365	9,586,518.504
Subaccount Inception Date May 1, 2002	2010	$1.242720	$1.376904	8,525,527.091
	2009	$0.985945	$1.242720	6,633,600.123
	2008	$1.491253	$0.985945	4,883,318.597
	2007	$1.406666	$1.491253	2,336,684.927
	2006	$1.256844	$1.406666	1,609,348.361
	2005	$1.162203	$1.256844	114,999.000
	2004	$1.007477	$1.162203	0.000
	2003	$1.000000	$1.041976	0.000
TA International Moderate Growth – Service Class	2011	$0.958753	$0.873854	2,281,037.976
Subaccount Inception Date May 1, 2006	2010	$0.882282	$0.958753	1,480,059.719
	2009	$0.692094	$0.882282	950,986.436
	2008	$1.102600	$0.692094	389,646.651
	2007	$1.031107	$1.102600	94,551.850
	2006	$1.000000	$1.031107	39,601.397
TA BlackRock Large Cap Value – Service Class	2011	$1.344212	$1.357602	412,019.021
Subaccount Inception Date May 1, 2000	2010	$1.238030	$1.344212	379,987.629
	2009	$1.104513	$1.238030	67,413.183
	2008	$1.699516	$1.104513	39,953.762
	2007	$1.652436	$1.699516	68,353.600
	2006	$1.437423	$1.652436	70,869.162
	2005	$1.259988	$1.437423	19,483.000
	2004	$1.083322	$1.259988	0.000
	2003	$1.000000	$1.083322	0.000

74

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA BlackRock Global Allocation – Service Class(1)	2011	$1.301078	$1.232226	7,221,970.094
Subaccount Inception Date May 1, 2009	2010	$1.203581	$1.301078	3,647,442.894
	2009	$1.000000	$1.203581	444,979.141
TA BlackRock Tactical Allocation – Service Class	2011	$1.323908	$1.353885	1,918,394.123
Subaccount Inception Date May 1, 2009	2010	$1.207351	$1.323908	1,283,916.298
	2009	$1.000000	$1.207351	225,934.181
TA Janus Balanced – Service Class	2011	$1.001949	$0.880881	339,472.711
Subaccount Inception Date November 19, 2009	2010	$0.985894	$1.001949	276,338.773
	2009	$0.986576	$0.985894	9,688.428
TA Hanlon Balanced – Service Class	2011	$0.971311	$0.924841	466,024.885
Subaccount Inception Date November 19, 2009	2010	$1.020733	$0.971311	426,111.042
	2009	$0.998164	$1.020733	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.986536	$0.899919	388,176.473
Subaccount Inception Date November 19, 2009	2010	$1.022483	$0.986536	266,782.104
	2009	$0.997270	$1.022483	0.000
TA Hanlon Growth – Service Class	2011	$0.999711	$0.870991	255,359.031
Subaccount Inception Date November 19, 2009	2010	$1.021402	$0.999711	198,336.620
	2009	$0.996402	$1.021402	0.000
TA Hanlon Income – Service Class	2011	$0.990562	$1.005034	745,896.162
Subaccount Inception Date November 19, 2009	2010	$1.003739	$0.990562	1,096,589.753
	2009	$0.999961	$1.003739	2,490.687
TA Clarion Global Real Estate Securities – Service Class	2011	$1.698562	$1.573723	343,965.307
Subaccount Inception Date May 1, 2002	2010	$1.494522	$1.698562	279,340.789
	2009	$1.139947	$1.494522	128,093.284
	2008	$2.011267	$1.139947	72,663.786
	2007	$2.192002	$2.011267	117,246.778
	2006	$1.566920	$2.192002	121,511.890
	2005	$1.404441	$1.566920	122,986.000
	2004	$1.075386	$1.404441	0.000
	2003	$1.000000	$1.075386	0.000
TA JPMorgan Enhanced Index – Service Class	2011	$1.216044	$1.204378	7,907.563
Subaccount Inception Date May 2, 1997	2010	$1.074129	$1.216044	41,868.222
	2009	$0.842671	$1.074129	0.000
	2008	$1.368371	$0.842671	0.000
	2007	$1.331057	$1.368371	0.000
	2006	$1.174551	$1.331057	0.000
	2005	$1.154615	$1.174551	0.000
	2004	$1.058113	$1.154615	0.000
	2003	$1.000000	$1.058113	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.246623	$1.250107	203,748.518
Subaccount Inception Date November 19, 2009	2010	$1.029707	$1.246623	19,155.821
	2009	$0.985159	$1.029707	1,942.300
TA Jennison Growth – Service Class	2011	$1.289142	$1.260948	401,468.733
Subaccount Inception Date December 13, 1996	2010	$1.167968	$1.289142	203,116.475
	2009	$0.842210	$1.167968	32,731.194
	2008	$1.358638	$0.842210	0.000
	2007	$1.238743	$1.358638	0.000
	2006	$1.236880	$1.238743	0.000
	2005	$1.105316	$1.236880	0.000
	2004	$1.030039	$1.105316	0.000
	2003	$1.000000	$1.030039	0.000

75

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth – Service Class	2011	$1.322118	$1.225218	111,310.286
Subaccount Inception Date May 1, 2000	2010	$1.055408	$1.322118	79,872.794
	2009	$0.839340	$1.055408	53,896.455
	2008	$1.341885	$0.839340	33,675.245
	2007	$1.351122	$1.341885	0.000
	2006	$1.158708	$1.351122	0.000
	2005	$1.132370	$1.158708	0.000
	2004	$1.054984	$1.132370	0.000
	2003	$1.000000	$1.054984	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.433577	$1.477238	321,649.431
Subaccount Inception Date June 21, 1999	2010	$1.296588	$1.433577	200,120.103
	2009	$0.895692	$1.296588	104,999.696
	2008	$1.219169	$0.895692	25,685.242
	2007	$1.215935	$1.219169	29,406.325
	2006	$1.115140	$1.215935	26,425.753
	2005	$1.114504	$1.115140	16,272.000
	2004	$1.032571	$1.114504	0.000
	2003	$1.000000	$1.032571	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.406096	$0.320439	4,801,391.878
Subaccount Inception Date May 1, 2009	2010	$0.562527	$0.406096	101,066.151
	2009	$1.000000	$0.562527	22,378.551
TA MFS International Equity – Service Class	2011	$1.559026	$1.379745	153,286.103
Subaccount Inception Date May 1, 2001	2010	$1.433854	$1.559026	120,386.387
	2009	$1.100031	$1.433854	36,451.188
	2008	$1.731400	$1.100031	1,547.277
	2007	$1.613538	$1.731400	865.304
	2006	$1.331666	$1.613538	0.000
	2005	$1.201664	$1.331666	0.000
	2004	$1.067260	$1.201664	0.000
	2003	$1.000000	$1.067260	0.000
TA PIMCO Total Return – Service Class	2011	$1.322457	$1.381152	3,423,302.212
Subaccount Inception Date May 1, 2002	2010	$1.254615	$1.322457	2,798,387.131
	2009	$1.099610	$1.254615	516,654.727
	2008	$1.150981	$1.099610	93,184.599
	2007	$1.073277	$1.150981	78,134.294
	2006	$1.047948	$1.073277	57,208.730
	2005	$1.041918	$1.047948	157,783.000
	2004	$1.014282	$1.041918	0.000
	2003	$1.000000	$1.014282	0.000
TA T. Rowe Price Small Cap – Service Class	2011	$1.486941	$1.487913	323,986.238
Subaccount Inception Date May 1, 2000	2010	$1.125237	$1.486941	141,689.768
	2009	$0.825244	$1.125237	49,865.209
	2008	$1.316532	$0.825244	38,061.119
	2007	$1.222358	$1.316532	36,616.139
	2006	$1.199958	$1.222358	20,658.185
	2005	$1.102654	$1.199958	15,014.000
	2004	$1.015907	$1.102654	0.000
	2003	$1.000000	$1.015907	0.000

76

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Equity – Service Class	2011	$1.215991	$1.112308	0.000
Subaccount Inception Date May 1, 2000	2010	$1.058478	$1.215991	20,745.343
	2009	$0.839934	$1.058478	65,418.407
	2008	$1.516693	$0.839934	48,154.799
	2007	$1.338314	$1.516693	56,466.172
	2006	$1.146211	$1.338314	60,339.534
	2005	$1.084389	$1.146211	47,424.945
	2004	$1.061116	$1.084389	0.000
	2003	$1.000000	$1.061116	0.000
TA Efficient Markets – Service Class	2011	$1.334409	$1.286550	1,462,021.632
Subaccount Inception Date November 10, 2008	2010	$1.204646	$1.334409	500,265.362
	2009	$1.036913	$1.204646	61,335.737
	2008	$1.000000	$1.036913	0.000
TA Multi-Managed Balanced – Service Class	2011	$1.446345	$1.479209	599,815.192
Subaccount Inception Date May 1, 2002	2010	$1.184420	$1.446345	482,772.366
	2009	$0.954116	$1.184420	17,073.865
	2008	$1.435639	$0.954116	0.000
	2007	$1.284730	$1.435639	0.000
	2006	$1.198546	$1.284730	0.000
	2005	$1.128013	$1.198546	0.000
	2004	$1.032150	$1.128013	0.000
	2003	$1.000000	$1.032150	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.274662	$1.277400	1,011,484.647
Subaccount Inception Date May 1, 2002	2010	$1.184730	$1.274662	201,577.460
	2009	$0.916333	$1.184730	24,318.848
	2008	$1.475629	$0.916333	11,276.036
	2007	$1.265673	$1.475629	10,894.007
	2006	$1.160386	$1.265673	13,152.414
	2005	$1.136901	$1.160386	0.000
	2004	$1.020793	$1.136901	0.000
	2003	$1.000000	$1.020793	0.000
TA WMC Diversified Growth – Service Class	2011	$1.296434	$1.227730	232,639.235
Subaccount Inception Date May 1, 2000	2010	$1.119511	$1.296434	54,911.340
	2009	$0.881127	$1.119511	39,651.476
	2008	$1.660874	$0.881127	34,995.182
	2007	$1.452108	$1.660874	45,765.008
	2006	$1.359175	$1.452108	46,620.980
	2005	$1.185805	$1.359175	34,977.000
	2004	$1.040517	$1.185805	0.000
	2003	$1.000000	$1.040517	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$1.770863	$1.584648	0.000
Subaccount Inception Date May 2, 2001	2010	$1.327963	$1.770863	24,401.807
	2009	$0.986838	$1.327963	0.000
	2008	$1.698843	$0.986838	0.000
	2007	$1.404303	$1.698843	0.000
	2006	$1.358095	$1.404303	0.000
	2005	$1.188415	$1.358095	0.000
	2004	$1.034855	$1.188415	0.000
	2003	$1.000000	$1.034855	0.000

77

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON Money Market – Service Class	2011	$1.043731	$1.028870	1,820396.255
Subaccount Inception Date January 1, 1995	2010	$1.058783	$1.043731	832,940.721
	2009	$1.074033	$1.058783	327,115.752
	2008	$1.066572	$1.074033	13,012.760
	2007	$1.033025	$1.066572	20,483.786
	2006	$1.003109	$1.033025	0.000
	2005	$0.991554	$1.003109	30,159.000
	2004	$0.998441	$0.991554	0.000
	2003	$1.000000	$0.998441	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.194966	$1.144251	458,750.933
Subaccount Inception Date January 1, 1995	2010	$0.932162	$1.194966	285,899.924
	2009	$0.661780	$0.932162	120,005.855
	2008	$1.000000	$0.661780	0.000
TA AEGON U.S. Government Securities – Service Class	2011	$1.219176	$1.289365	3,480,980.343
Subaccount Inception Date June 16, 1995	2010	1.186736	$1.219176	2,837,726.566
	2009	$1.155450	$1.186736	1,364,255.389
	2008	$1.091334	$1.155450	317,739.222
	2007	$1.046724	$1.091334	70,274.870
	2006	$1.030345	$1.046724	67,568.755
	2005	$1.02934	$1.030345	66,132.000
	2004	$1.010507	$1.02934	0.000
	2003	$1.000000	$1.010507	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.076773	$1.095100	1,792,046.151
Subaccount Inception Date November 19, 2009	2010	$0.998308	$1.076773	1,095,430.741
	2009	$0.999961	$0.998308	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.025296	$1.025491	6,380,099.160
Subaccount Inception Date May 1, 2008	2010	$0.939686	$1.025296	3,060,672.033
	2009	$0.818076	$0.939686	1,829,730.460
	2008	$1.000000	$0.818076	18,350.147
TA Vanguard ETF Index – Growth – Service Class	2011	$0.976511	$0.951668	8,486,437.762
Subaccount Inception Date May 1, 2008	2010	$0.876656	$0.976511	4,277,333.889
	2009	$0.722004	$0.876656	2,158,974.156
	2008	$1.000000	$0.722004	250,381.493
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.155086	$1.093985	432,476.149
Subaccount Inception Date November 19, 2009	2010	$1.024265	$1.155086	309,036.067
	2009	$0.999961	$1.024265	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.537123	$1.294475	90,453.817
Subaccount Inception Date January 1, 1995	2010	$1.441191	$1.537123	69,221.839
	2009	$1.163377	$1.441191	26,916.728
	2008	$1.936438	$1.163377	4,638.080
	2007	$1.704347	$1.936438	3,665.816
	2006	$1.403570	$1.704347	0.000
	2005	$1.253278	$1.403570	0.000
	2004	$1.098810	$1.253278	0.000
	2003	$1.000000	$1.098810	0.000

78

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi Managed Large Cap Core – Service Class	2011	$1.379847	$1.325698	116,973.472
Subaccount Inception Date January 1, 1995	2010	$1.177591	$1.379847	67,682.263
	2009	$0.823424	$1.177591	50,039.321
	2008	$1.445474	$0.823424	0.000
	2007	$1.346150	$1.445474	0.000
	2006	$1.240764	$1.346150	0.000
	2005	$1.153477	$1.240764	0.000
	2004	$1.039962	$1.153477	0.000
	2003	$1.000000	$1.039962	0.000
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.579638	$1.449380	381,600.780
Subaccount Inception Date May 1, 2001	2010	$1.199677	$1.579638	110,730.135
	2009	$0.760101	$1.199677	20,830.417
	2008	$1.439801	$0.760101	0.000
	2007	$1.195039	$1.439801	0.000
	2006	$1.106231	$1.195039	0.000
	2005	$1.045763	$1.106231	0.000
	2004	$0.992347	$1.045763	0.000
	2003	$1.000000	$0.992347	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.189654	$1.258138	820,730.897
Subaccount Inception Date June 16, 1995	2010	$1.157997	$1.189654	174,002.939
	2009	$1.155450	$1.157997	453,177.032
	2008	$1.091334	$1.127470	545,258.509
	2007	$1.046724	$1.091334	0.000
	2006	$1.030345	$1.046724	0.000
	2005	$1.000000	$1.030345	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$1.161433	$1.106004	136,164.265
Subaccount Inception Date May 1, 2002	2010	$1.101749	$1.161433	104,380.287
	2009	$0.756559	$1.101749	53,898.815
	2008	$1.595930	$0.756559	0.000
	2007	$1.597416	$1.595930	0.000
	2006	$1.434839	$1.597416	0.000
	2005	$1.380643	$1.434839	0.000
	2004	$1.263748	$1.380643	0.000
	2003	$1.000000	$1.263748	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.197437	$1.084561	30,456.309
Subaccount Inception Date May 1, 2002	2010	$1.054446	$1.197437	15,529.634
	2009	$0.886141	$1.054446	1,896.731
	2008	$1.567009	$0.886141	0.000
	2007	$1.422908	$1.567009	0.000
	2006	$1.361037	$1.422908	0.000
	2005	$1.271625	$1.361037	0.000
	2004	$1.213285	$1.271625	0.000
	2003	$1.000000	$1.213285	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.345822	$1.283560	482,323.371
Subaccount Inception Date November 10, 2008	2010	$1.240305	$1.345822	346,802.699
	2009	$1.013062	$1.240305	147,735.021
	2008	$1.000000	$1.013062	0.000

79

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.275161	$1.333278	161,000.334
Subaccount Inception Date May 1, 2001	2010	$1.146853	$1.275161	177,874.407
	2009	$0.966759	$1.146853	12,638.370
	2008	$1.653875	$0.966759	2,335.486
	2007	$1.600216	$1.653875	0.000
	2006	$1.387668	$1.600216	0.000
	2005	$1.345874	$1.387668	0.000
	2004	$1.227677	$1.345874	0.000
	2003	$1.000000	$1.227677	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.316313	$1.248835	29,801.183
Subaccount Inception Date May 1, 2001	2010	$1.215859	$1.316313	30,979.338
	2009	$0.899657	$1.215859	4,360.324
	2008	$1.516745	$0.899657	4,854.019
	2007	$1.354463	$1.516745	5,315.538
	2006	$1.382915	$1.354463	5,347.653
	2005	$1.221595	$1.382915	5,382.000
	2004	$1.143893	$1.221595	0.000
	2003	$1.000000	$1.143893	0.000
American Funds – Bond Fund – Class 2(4)	2011	$1.039793	$1.084322	479,832.022
Subaccount Inception Date November 19, 2009	2010	$0.993932	$1.039793	212,570.068
	2009	$1.000904	$0.993932	0.000
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.114815	$1.109888	1,248,690.333
Subaccount Inception Date November 19, 2009	2010	$1.008224	$1.114815	178,579.372
	2009	$0.989783	$1.008224	0.000
American Funds – Growth Fund – Class 2(4)	2011	$1.169997	$1.100734	470,112.137
Subaccount Inception Date November 19, 2009	2010	$1.003076	$1.169997	129,515.630
	2009	$0.986486	$1.003076	0.000
American Funds – Growth–Income Fund – Class 2(4)	2011	$1.104396	$1.065571	116,124.385
Subaccount Inception Date November 19, 2009	2010	$1.008472	$1.104396	53,837.369
	2009	$0.986807	$1.008472	698.881
American Funds – International Fund – Class 2(4)	2011	$1.033439	$0.873862	231,768.184
Subaccount Inception Date November 19, 2009	2010	$0.980587	$1.033439	57,788.487
	2009	$0.982917	$0.980587	0.000
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.053762	$0.998987	2,147,718.278
Subaccount Inception Date May 1, 2008	2010	$0.907833	$1.053762	1,080,812.398
	2009	$0.665828	$0.907833	455,033.368
	2008	$1.000000	$0.665828	119,687.037
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.798753	$1.723729	703,110.318
Subaccount Inception Date May 1, 2000	2010	$1.560651	$1.798753	626,301.589
	2009	$1.168752	$1.560651	239,835.650
	2008	$2.069101	$1.168752	92,529.645
	2007	$1.789616	$2.069101	84,778.329
	2006	$1.629248	$1.789616	78,390.288
	2005	$1.416928	$1.629248	26,744.000
	2004	$1.248297	$1.416928	0.000
	2003	$1.000000	$1.248297	0.000

80

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.351310	$1.340755	153,369.480
Subaccount Inception Date May 1, 2000	2010	$1.192940	$1.351310	95,304.561
	2009	$0.931789	$1.192940	31,070.941
	2008	$1.653097	$0.931789	15,688.416
	2007	$1.656126	$1.653097	20,928.168
	2006	$1.400882	$1.656126	18,870.347
	2005	$1.346148	$1.400882	18,951.000
	2004	$1.227795	$1.346148	0.000
	2003	$1.000000	$1.227795	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.379303	$1.359183	260,568.344
Subaccount Inception Date May 1, 2001	2010	$1.129710	$1.379303	183,757.592
	2009	$0.895630	$1.129710	818.830
	2008	$1.724520	$0.895630	0.000
	2007	$1.381385	$1.724520	0.000
	2006	$1.314937	$1.381385	0.000
	2005	$1.264366	$1.314937	0.000
	2004	$1.243903	$1.264366	0.000
	2003	$1.000000	$1.243903	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.539503	$2.231597	238,821.548
Subaccount Inception Date May 1, 2000	2010	$2.003788	$2.539503	190,759.057
	2009	$1.454600	$2.003788	102,125.618
	2008	$2.443629	$1.454600	73,054.441
	2007	$2.149548	$2.443629	112,201.893
	2006	$1.940013	$2.149548	110,244.151
	2005	$1.667617	$1.940013	104,343.000
	2004	$1.357215	$1.667617	0.000
	2003	$1.000000	$1.357215	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.814524	$1.626977	258,382.980
Subaccount Inception Date May 1, 2002	2010	$1.457050	$1.814524	135,014.422
	2009	$0.940602	$1.457050	44,241.513
	2008	$1.959005	$0.940602	2,600.574
	2007	$1.884997	$1.959005	291.389
	2006	$1.648377	$1.884997	0.000
	2005	$1.632589	$1.648377	0.000
	2004	$1.454966	$1.632589	0.000
	2003	$1.000000	$1.454966	0.000
Franklin Income Securities Fund – Class 2	2011	$0.998448	$1.007673	660,481.214
Subaccount Inception Date May 1, 2007	2010	$0.898983	$0.998448	263,222.614
	2009	$0.672599	$0.898983	134,985.423
	2008	$0.970071	$0.672599	6,831.997
	2007	$1.000000	$0.970071	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.813902	$0.793936	191,022.434
Subaccount Inception Date May 1, 2007	2010	$0.742571	$0.813902	86,225.652
	2009	$0.597651	$0.742571	17,858.237
	2008	$0.964127	$0.597651	1,425.320
	2007	$1.000000	$0.964127	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.906567	$0.798597	534,783.731
Subaccount Inception Date May 1, 2007	2010	$0.848389	$0.906567	444,903.009
	2009	$0.628047	$0.848389	182,213.043
	2008	$1.068720	$0.628047	0.000
	2007	$1.000000	$1.068720	0.000

81

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.375669	$1.331413	894,921.690
Subaccount Inception Date November 10, 2008	2010	$1.267843	$1.375669	811,276.096
	2009	$0.990377	$1.267843	179,482.506
	2008	$1.000000	$0.990377	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.080068	$1.029629	158,967.272
Subaccount Inception Date November 19, 2009	2010	$1.003860	$1.080068	45,859.450
	2009	$0.988815	$1.003860	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$2.215967	$2.148280	35,684.213
Subaccount Inception Date October 9, 2000	2010	$1.791023	$2.215967	23,093.978
	2009	$1.257925	$1.791023	16,886.479
	2008	$2.273237	$1.257925	2,680.294
	2007	$1.894482	$2.273237	682.899
	2006	$1.696195	$1.894482	0.000
	2005	$1.535975	$1.696195	0.000
	2004	$1.293468	$1.535975	0.000
	2003	$1.000000	$1.293468	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.332943	$1.130135	110,109.570
Subaccount Inception Date October 9, 2000	2010	$1.170588	$1.332943	69,339.595
	2009	$0.864280	$1.170588	26,740.530
	2008	$1.588758	$0.864280	0.000
	2007	$1.473912	$1.588758	0.000
	2006	$1.267822	$1.473912	0.000
	2005	$1.218338	$1.267822	0.000
	2004	$1.182507	$1.218338	0.000
	2003	$1.000000	$1.182507	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.133120	$1.200261	99,233.454
Subaccount Inception Date April 23, 2009	2010	$1.052352	$1.133120	194,600.508
	2009	$1.000000	$1.052352	75,566.825
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.498177	$1.307712	219,869.513
Subaccount Inception Date May 1, 2004	2010	$1.418329	$1.498177	60,723.923
	2009	$0.946018	$1.418329	37,251.288
	2008	$1.636575	$0.946018	29,719.179
	2007	$1.518702	$1.636575	50,351.441
	2006	$1.262430	$1.518702	52,632.408
	2005	$1.156977	$1.262430	3,672.000
	2004	$1.000000	$1.156977	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.597930	$1.609183	4,762.656
Subaccount Inception Date May 1, 2004	2010	$1.313110	$1.597930	4,766.484
	2009	$0.937640	$1.313110	12,449.500
	2008	$1.424265	$0.937640	13,969.316
	2007	$1.410431	$1.424265	13,969.316
	2006	$1.224602	$1.410431	13,969.316
	2005	$1.137516	$1.224602	13,969.000
	2004	$1.000000	$1.137516	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.656393	$1.554852	0.000
Subaccount Inception Date May 1, 2004	2010	$1.321827	$1.656393	0.000
	2009	$0.873768	$1.321827	0.000
	2008	$1.303396	$0.873768	4,724.839
	2007	$1.401888	$1.303396	4,769.365
	2006	$1.236592	$1.401888	4,798.178
	2005	$1.213026	$1.236592	4,829.000
	2004	$1.000000	$1.213026	0.000

82

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.512371	$1.462963	2,109.141
Subaccount Inception Date April 23, 2009	2010	$1.350887	$1.512371	0.000
	2009	$1.000000	$1.350887	0.000
MFS® New Discovery Series – Service Class	2011	$2.004412	$1.768472	324,992.453
Subaccount Inception Date May 1, 2002	2010	$1.495834	$2.004412	186,076.195
	2009	$0.931440	$1.495834	78,692.731
	2008	$1.562511	$0.931440	993.610
	2007	$1.550399	$1.562511	550.210
	2006	$1.392739	$1.550399	0.000
	2005	$1.345201	$1.392739	0.000
	2004	$1.284975	$1.345201	0.000
	2003	$1.000000	$1.284975	0.000
MFS® Total Return Series – Service Class	2011	$1.342836	$1.344661	308,869.094
Subaccount Inception Date May 1, 2002	2010	$1.242603	$1.342836	219,357.060
	2009	$1.070813	$1.242603	96,424.728
	2008	$1.398569	$1.070813	47,008.665
	2007	$1.365232	$1.398569	69,342.161
	2006	$1.240761	$1.365232	71,003.662
	2005	$1.226834	$1.240761	139,078.000
	2004	$1.121046	$1.226834	0.000
	2003	$1.000000	$1.121046	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.162847	$1.083138	39,616.294
Subaccount Inception Date May 1, 2004	2010	$1.067097	$1.162847	40,441.231
	2009	$0.861770	$1.067097	50,472.866
	2008	$1.232747	$0.861770	55,404.898
	2007	$1.170097	$1.232747	44,694.855
	2006	$1.074994	$1.170097	45,956.356
	2005	$1.048637	$1.074994	47,347.000
	2004	$1.000000	$1.048637	0.000
TA Asset Allocation – Conservative – Initial Class	2011	$1.542507	$1.560886	0.000
Subaccount Inception Date May 1, 2002	2010	$1.436553	$1.542507	0.000
	2009	$1.163811	$1.436553	0.000
	2008	$1.498046	$1.163811	0.000
	2007	$1.428670	$1.498046	0.000
	2006	$1.324236	$1.428670	0.000
	2005	$1.277188	$1.324236	0.000
	2004	$1.181024	$1.277188	0.000
	2003	$1.000000	$1.181024	0.000
TA Asset Allocation – Growth – Initial Class	2011	$1.608482	$1.499634	0.000
Subaccount Inception Date May 1, 2002	2010	$1.419552	$1.608482	0.000
	2009	$1.109349	$1.419552	0.000
	2008	$1.864491	$1.109349	0.000
	2007	$1.755524	$1.864491	0.000
	2006	$1.540334	$1.755524	0.000
	2005	$1.392203	$1.540334	0.000
	2004	$1.236971	$1.392203	0.000
	2003	$1.000000	$1.236971	0.000

83

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Moderate – Initial Class	2011	$1.605420	$1.591799	0.000
Subaccount Inception Date May 1, 2002	2010	$1.475578	$1.605420	0.000
	2009	$1.184290	$1.475578	0.000
	2008	$1.622914	$1.184290	0.000
	2007	$1.525227	$1.622914	0.000
	2006	$1.387971	$1.525227	0.000
	2005	$1.310482	$1.387971	0.000
	2004	$1.193541	$1.310482	0.000
	2003	$1.000000	$1.193541	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.629511	$1.573940	0.000
Subaccount Inception Date May 1, 2002	2010	$1.466475	$1.629511	0.000
	2009	$1.160855	$1.466475	0.000
	2008	$1.751641	$1.160855	0.000
	2007	$1.648407	$1.751641	0.000
	2006	$1.469013	$1.648407	0.000
	2005	$1.355878	$1.469013	0.000
	2004	$1.211497	$1.355878	0.000
	2003	$1.000000	$1.211497	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.524892	$1.544254	0.000
Subaccount Inception Date May 1, 2000	2010	$1.400690	$1.524892	0.000
	2009	$1.246594	$1.400690	0.000
	2008	$1.913059	$1.246594	0.000
	2007	$1.854921	$1.913059	0.000
	2006	$1.609415	$1.854921	0.000
	2005	$1.408205	$1.609415	0.000
	2004	$1.207266	$1.408205	0.000
	2003	$1.000000	$1.207266	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.193932	$2.038566	0.000
Subaccount Inception Date May 1, 2002	2010	$1.924245	$2.193932	0.000
	2009	$1.463179	$1.924245	0.000
	2008	$2.576331	$1.463179	0.000
	2007	$2.801761	$2.576331	0.000
	2006	$1.997737	$2.801761	0.000
	2005	$1.785976	$1.997737	0.000
	2004	$1.363776	$1.785976	0.000
	2003	$1.000000	$1.363776	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.413111	$1.403252	0.000
Subaccount Inception Date May 2, 1997	2010	$1.244697	$1.413111	0.000
	2009	$0.974413	$1.244697	0.000
	2008	$1.577968	$0.974413	0.000
	2007	$1.531486	$1.577968	0.000
	2006	$1.347338	$1.531486	0.000
	2005	$1.321125	$1.347338	0.000
	2004	$1.207295	$1.321125	0.000
	2003	$1.000000	$1.207295	0.000
TA Jennison Growth – Initial Class	2011	$1.533045	$1.501667	0.000
Subaccount Inception Date December 13, 1996	2010	$1.385389	$1.533045	0.000
	2009	$0.996766	$1.385389	0.000
	2008	$1.605387	$0.996766	0.000
	2007	$1.460612	$1.605387	0.000
	2006	$1.453217	$1.460612	0.000
	2005	$1.295599	$1.453217	0.000
	2004	$1.204482	$1.295599	0.000
	2003	$1.000000	$1.204482	0.000

84

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.590819	$1.477060	0.000
Subaccount Inception Date May 1, 2000	2010	$1.266415	$1.590819	0.000
	2009	$1.004441	$1.266415	0.000
	2008	$1.601438	$1.004441	0.000
	2007	$1.608121	$1.601438	0.000
	2006	$1.376026	$1.608121	0.000
	2005	$1.341240	$1.376026	0.000
	2004	$1.246778	$1.341240	0.000
	2003	$1.000000	$1.246778	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.617947	$1.670944	0.000
Subaccount Inception Date June 21, 1999	2010	$1.459830	$1.617947	0.000
	2009	$1.005852	$1.459830	0.000
	2008	$1.364274	$1.005852	0.000
	2007	$1.358978	$1.364274	0.000
	2006	$1.242598	$1.358978	0.000
	2005	$1.238110	$1.242598	0.000
	2004	$1.144331	$1.238110	0.000
	2003	$1.000000	$1.144331	0.000
TA MFS International Equity – Initial Class	2011	$1.795452	$1.591826	0.000
Subaccount Inception Date May 1, 2001	2010	$1.648442	$1.795452	0.000
	2009	$1.260400	$1.648442	0.000
	2008	$1.976160	$1.260400	0.000
	2007	$1.836855	$1.976160	0.000
	2006	$1.514127	$1.836855	0.000
	2005	$1.360930	$1.514127	0.000
	2004	$1.207518	$1.360930	0.000
	2003	$1.000000	$1.207518	0.000
TA PIMCO Total Return – Initial Class	2011	$1.375555	$1.440946	0.000
Subaccount Inception Date May 1, 2002	2010	$1.801837	$1.375555	0.000
	2009	$1.138195	$1.801837	0.000
	2008	$1.187911	$1.138195	0.000
	2007	$1.106232	$1.187911	0.000
	2006	$1.076893	$1.106232	0.000
	2005	$1.067601	$1.076893	0.000
	2004	$1.036530	$1.067601	0.000
	2003	$1.000000	$1.036530	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.994769	$1.999594	0.000
Subaccount Inception Date May 1, 2000	2010	$1.505427	$1.994769	0.000
	2009	$1.101102	$1.505427	0.000
	2008	$1.752433	$1.101102	0.000
	2007	$1.622101	$1.752433	0.000
	2006	$1.588575	$1.622101	0.000
	2005	$1.456967	$1.588575	0.000
	2004	$1.339310	$1.456967	0.000
	2003	$1.000000	$1.339310	0.000
TA WMC Diversified Equity – Initial Class	2011	$1.455791	$1.334961	0.000
Subaccount Inception Date May 1, 2000	2010	$1.263955	$1.455791	0.000
	2009	$0.999272	$1.263955	0.000
	2008	$1.799904	$0.999272	0.000
	2007	$1.584560	$1.799904	0.000
	2006	$1.353204	$1.584560	0.000
	2005	$1.277369	$1.353204	0.000
	2004	$1.183932	$1.277369	0.000
	2003	$1.000000	$1.183932	0.000

85

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi–Managed Balanced – Initial Class	2011	$1.572824	$1.612978	0.000
Subaccount Inception Date May 1, 2002	2010	$1.285547	$1.572824	0.000
	2009	$1.032635	$1.285547	0.000
	2008	$1.549833	$1.032635	0.000
	2007	$1.384106	$1.549833	0.000
	2006	$1.286707	$1.384106	0.000
	2005	$1.209028	$1.286707	0.000
	2004	$1.103501	$1.209028	0.000
	2003	$1.000000	$1.103501	0.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.502986	$1.508433	0.000
Subaccount Inception Date May 1, 2002	2010	$1.395168	$1.502986	0.000
	2009	$1.078005	$1.395168	0.000
	2008	$1.732544	$1.078005	0.000
	2007	$1.481679	$1.732544	0.000
	2006	$1.355393	$1.481679	0.000
	2005	$1.323592	$1.355393	0.000
	2004	$1.186477	$1.323592	0.000
	2003	$1.000000	$1.186477	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.562048	$1.482295	0.000
Subaccount Inception Date May 1, 2000	2010	$1.345104	$1.562048	0.000
	2009	$1.056237	$1.345104	0.000
	2008	$1.984699	$1.056237	0.000
	2007	$1.731634	$1.984699	0.000
	2006	$1.615864	$1.731634	0.000
	2005	$1.406617	$1.615864	0.000
	2004	$1.232280	$1.406617	0.000
	2003	$1.000000	$1.232280	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.209380	$1.981257	0.000
Subaccount Inception Date May 2, 2001	2010	$1.652192	$2.209380	0.000
	2009	$1.224712	$1.652192	0.000
	2008	$2.102681	$1.224712	0.000
	2007	$1.733209	$2.102681	0.000
	2006	$1.672925	$1.733209	0.000
	2005	$1.460142	$1.672925	0.000
	2004	$1.270172	$1.460142	0.000
	2003	$1.000000	$1.270172	0.000
TA AEGON Money Market – Initial Class	2011	$1.052391	$1.037453	0.000
Subaccount Inception Date January 1, 1995	2010	$1.067619	$1.052391	0.000
	2009	$1.081681	$1.067619	0.000
	2008	$1.071763	$1.081681	0.000
	2007	$1.035327	$1.071763	0.000
	2006	$1.002846	$1.035327	0.000
	2005	$0.988833	$1.002846	0.000
	2004	$0.993229	$0.988833	0.000
	2003	$1.000000	$0.993229	0.000
TA AEGON U.S. Government Securities – Initial Class	2011	$1.253620	$1.329737	0.000
Subaccount Inception Date June 16, 1995	2010	$1.218154	$1.253620	0.000
	2009	$1.182977	$1.218154	0.000
	2008	$1.114773	$1.182977	0.000
	2007	$1.066512	$1.114773	0.000
	2006	$1.047667	$1.066512	0.000
	2005	$1.039627	$1.047667	0.000
	2004	$1.021076	$1.039627	0.000
	2003	$1.000000	$1.021076	0.000

86

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.45%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.835737	$1.550875	0.000
Subaccount Inception Date January 1, 1995	2010	$1.716770	$1.835737	0.000
	2009	$1.383558	$1.716770	0.000
	2008	$2.294843	$1.383558	0.000
	2007	$2.014033	$2.294843	0.000
	2006	$1.654282	$2.014033	0.000
	2005	$1.474810	$1.654282	0.000
	2004	$1.289411	$1.474810	0.000
	2003	$1.000000	$1.289411	0.000
TA Multi Managed Large Cap Core – Initial Class	2011	$1.548604	$1.491913	0.000
Subaccount Inception Date January 1, 1995	2010	$1.318295	$1.548604	0.000
	2009	$0.919744	$1.318295	0.000
	2008	$1.611151	$0.919744	0.000
	2007	$1.496248	$1.611151	0.000
	2006	$1.375719	$1.496248	0.000
	2005	$1.275522	$1.375719	0.000
	2004	$1.147704	$1.275522	0.000
	2003	$1.000000	$1.147704	0.000
TA Morgan Stanley Mid–Cap Growth – Initial Class	2011	$1.945703	$1.789250	0.000
Subaccount Inception Date May 1, 2001	2010	$1.474140	$1.945703	0.000
	2009	$0.931445	$1.474140	0.000
	2008	$1.759460	$0.931445	0.000
	2007	$1.456838	$1.759460	0.000
	2006	$1.344709	$1.456838	0.000
	2005	$1.268412	$1.344709	0.000
	2004	$1.201064	$1.268412	0.000
	2003	$1.000000	$1.201064	0.000
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.960780	63,239.853
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.980590	797,661.706
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.920162	571,305.290
TA PIMCO Real Return TIPS – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.066773	392,092.038
TA JPMorgan Core Bond – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$1.044277	164,109.511
TA JPMorgan Tactical Allocation – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.995446	268,625.499

87

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.425031	$1.442720	106,252.524
Subaccount Inception Date May 1, 2002	2010	$1.326496	$1.425031	130,758.722
	2009	$1.074117	$1.326496	137,937.370
	2008	$1.381913	$1.074117	144,771.990
	2007	$1.317265	$1.381913	74,203.464
	2006	$1.220383	$1.317265	77,035.664
	2005	$1.176448	$1.220383	77,064.000
	2004	$1.087333	$1.176448	164,184.000
	2003	$0.896994	$1.087333	199,459.420
	2002	$1.000000	$0.896994	100.000
TA Asset Allocation – Growth – Initial Class	2011	$1.355615	$1.264501	49,927.661
Subaccount Inception Date May 1, 2002	2010	$1.195798	$1.355615	31,855.243
	2009	$0.934025	$1.195798	31,931.991
	2008	$1.569060	$0.934025	23,922.067
	2007	$1.476629	$1.569060	46,459.342
	2006	$1.294993	$1.476629	11,520.090
	2005	$1.169884	$1.294993	11,520.000
	2004	$1.248932	$1.169884	11,502.000
	2003	$0.805402	$1.248932	11,501.972
	2002	$1.000000	$0.805402	82,601.961
TA Asset Allocation – Moderate – Initial Class	2011	$1.443528	$1.431983	668,706.598
Subaccount Inception Date May 1, 2002	2010	$1.326130	$1.443528	857,598.433
	2009	$1.063828	$1.326130	748,053.997
	2008	$1.457116	$1.063828	860,211.123
	2007	$1.368733	$1.457116	672,159.819
	2006	$1.244946	$1.368733	621,812.202
	2005	$1.174865	$1.244946	530,718.000
	2004	$1.180666	$1.174865	244,147.000
	2003	$0.868490	$1.180666	87,913.869
	2002	$1.000000	$0.868490	100.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.421687	$1.373886	124,926.702
Subaccount Inception Date May 1, 2002	2010	$1.278814	$1.421687	145,073.674
	2009	$1.011811	$1.278814	221,107.282
	2008	$1.526006	$1.011811	328,672.748
	2007	$1.435364	$1.526006	341,564.437
	2006	$1.278529	$1.435364	339,616.224
	2005	$1.179485	$1.278529	371,782.000
	2004	$1.053363	$1.179485	198,575.000
	2003	$0.839908	$1.053363	27,157.818
	2002	$1.000000	$0.839908	24,142.564
TA BlackRock Large Cap Value – Initial Class	2011	$1.437773	$1.456743	2,289,679.928
Subaccount Inception Date May 1, 2000	2010	$1.320019	$1.437773	2,696,780.969
	2009	$1.174217	$1.320019	1,263,836.701
	2008	$1.801104	$1.174217	48,720.356
	2007	$1.745501	$1.801104	186,577.302
	2006	$1.513729	$1.745501	119,892.251
	2005	$1.323836	$1.513729	97,289.000
	2004	$1.134367	$1.323836	62,617.000
	2003	$0.886287	$1.134367	124,141.437
	2002	$1.047563	$0.886287	123,900.004
	2001	$1.081878	$1.047563	132,519.936

88

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.009964	$1.868540	13,867.062
Subaccount Inception Date May 1, 2002	2010	$1.762024	$2.009964	7,679.242
	2009	$1.339169	$1.762024	10,371.015
	2008	$2.356813	$1.339169	9,866.312
	2007	$2.561764	$2.356813	20,448.757
	2006	$1.825716	$2.561764	79,080.487
	2005	$1.631387	$1.825716	75,316.000
	2004	$1.245119	$1.631387	76,990.000
	2003	$0.930127	$1.245119	23,496.127
	2002	$1.000000	$0.930127	10,792.126
TA JPMorgan Enhanced Index – Initial Class	2011	$1.557120	$1.547016	339,643.999
Subaccount Inception Date May 2, 1997	2010	$1.370867	$1.557120	374,509.051
	2009	$1.072662	$1.370867	430,804.301
	2008	$1.736224	$1.072662	437,023.016
	2007	$1.684237	$1.736224	537,812.270
	2006	$1.480999	$1.684237	608,512.217
	2005	$1.451467	$1.480999	664,454.000
	2004	$1.325747	$1.451467	684,271.000
	2003	$1.042538	$1.325747	908,020.982
	2002	$1.401905	$1.042538	1,017,832.804
	2001	$1.615156	$1.401905	1,221,300.338
TA Jennison Growth – Initial Class	2011	$0.962411	$0.943185	2,010,431.649
Subaccount Inception Date December 13, 1996	2010	$0.869294	$0.962411	2,220,614.591
	2009	$0.625130	$0.869294	239,710.476
	2008	$1.006325	$0.625130	246,938.423
	2007	$0.915116	$1.006325	252,307.547
	2006	$0.910023	$0.915116	275,817.954
	2005	$0.810917	$0.910023	348,996.000
	2004	$0.753515	$0.810917	430,438.000
	2003	$0.593335	$0.753515	618,843.061
	2002	$0.868714	$0.593335	637,295.701
	2001	$1.081530	$0.868714	742,226.032
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.317216	$1.223626	20,280.868
Subaccount Inception Date May 1, 2000	2010	$1.048083	$1.317216	87,886.261
	2009	$0.830857	$1.048083	21,173.636
	2008	$1.324021	$0.830857	51,842.247
	2007	$1.328898	$1.324021	21,876.587
	2006	$1.136546	$1.328898	35,988.858
	2005	$1.107261	$1.136546	28,937.000
	2004	$1.028766	$1.107261	65,564.000
	2003	$0.771838	$1.028766	42,076.741
	2002	$1.039580	$0.771838	49,910.091
	2001	$1.032666	$1.039580	49,657.806
TA AEGON High Yield Bond – Initial Class	2011	$1.592018	$1.644974	81,668.549
Subaccount Inception Date June 21, 1999	2010	$1.435735	$1.592018	127,185.145
	2009	$0.988767	$1.435735	157,390.187
	2008	$1.340423	$0.988767	126,358.796
	2007	$1.334548	$1.340423	139,333.777
	2006	$1.219659	$1.334548	167,703.277
	2005	$1.121465	$1.219659	138,029.000
	2004	$1.122105	$1.121465	128,067.000
	2003	$0.966374	$1.122105	149,102.738
	2002	$0.960010	$0.966374	154,251.509
	2001	$0.938048	$0.960010	58,795.205

89

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA MFS International Equity – Initial Class	2011	$1.181344	$1.047888	50,143.434
Subaccount Inception Date May 1, 2001	2010	$1.084084	$1.181344	8,013.560
	2009	$0.828492	$1.084084	8,076.226
	2008	$1.298322	$0.828492	6,649.376
	2007	$1.206202	$1.298322	21,383.718
	2006	$0.993791	$1.206202	12,510.198
	2005	$0.892808	$0.993791	12,390.000
	2004	$0.791771	$0.892808	33,122.000
	2003	$0.640777	$0.791771	42,062.418
	2002	$0.833205	$0.640777	1,000.000
	2001	$1.000000	$0.833205	1,000.000
TA PIMCO Total Return – Initial Class	2011	$1.449581	$1.519235	518,073.418
Subaccount Inception Date May 1, 2002	2010	$1.371221	$1.449581	505,869.221
	2009	$1.198265	$1.371221	463.481.202
	2008	$1.249982	$1.198265	389,942.156
	2007	$1.163454	$1.249982	408,016.733
	2006	$1.132042	$1.163454	414,698.425
	2005	$1.121717	$1.132042	335,443.000
	2004	$1.088527	$1.121717	369,797.000
	2003	$1.052178	$1.088527	386,471.227
	2002	$1.000000	$1.052178	383,720.149
TA T. Rowe Price Small Cap – Initial Class	2011	$1.129182	$1.132477	201,460.756
Subaccount Inception Date May 1, 2000	2010	$0.851754	$1.129182	189,760.337
	2009	$0.622691	$0.851754	114,717.600
	2008	$0.990536	$0.622691	116,459.130
	2007	$0.916411	$0.990536	101,826.133
	2006	$0.897026	$0.916411	91,768.327
	2005	$0.822294	$0.897026	95,478.000
	2004	$0.755520	$0.822294	156,909.000
	2003	$0.545628	$0.755520	158,305.441
	2002	$0.761551	$0.545628	73,045.174
	2001	$0.855380	$0.761551	6,025.517
TA WMC Diversified Equity – Initial Class	2011	$0.645428	$0.592151	0.000
Subaccount Inception Date May 1, 2000	2010	$0.560100	$0.645428	440,406.118
	2009	$0.442584	$0.560100	423,401.187
	2008	$0.796796	$0.442584	129,433.508
	2007	$0.701120	$0.796796	232,780.072
	2006	$0.598455	$0.701120	140,746.498
	2005	$0.564642	$0.598455	88,749.000
	2004	$0.753804	$0.564642	88,763.000
	2003	$0.603147	$0.753804	0.000
	2002	$0.779219	$0.603147	1,000.000
	2001	$0.950187	$0.779219	1,000.000
TA Multi–Managed Balanced – Initial Class	2011	$1.510448	$1.549757	0.000
Subaccount Inception Date May 1, 2002	2010	$1.233952	$1.510448	0.000
	2009	$0.990695	$1.233952	0.000
	2008	$1.486147	$0.990695	0.000
	2007	$1.326575	$1.486147	0.000
	2006	$1.232622	$1.326575	0.000
	2005	$1.157655	$1.232622	0.000
	2004	$1.056091	$1.157655	0.000
	2003	$0.940213	$1.056091	0.000
	2002	$1.000000	$0.940213	100.000

90

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.431436	$1.437321	37,744.919
Subaccount Inception Date May 1, 2002	2010	$1.328102	$1.431436	38,367.572
	2009	$1.025677	$1.328102	11,821.583
	2008	$1.647615	$1.025677	13,020.716
	2007	$1.408357	$1.647615	16,084.943
	2006	$1.287698	$1.408357	20,632.807
	2005	$1.256871	$1.287698	22,812.000
	2004	$1.126105	$1.256871	23,141.000
	2003	$0.923378	$1.126105	13,140.981
	2002	$1.000000	$0.923378	11,065.844
TA WMC Diversified Growth – Initial Class	2011	$0.851858	$0.808764	3,564,060.266
Subaccount Inception Date May 1, 2000	2010	$0.733184	$0.851858	3,857,053.136
	2009	$0.575444	$0.733184	4,055,320.219
	2008	$1.080758	$0.575444	4,260,016.604
	2007	$0.942483	$1.080758	4,974,429.648
	2006	$0.879044	$0.942483	5,996,460.293
	2005	$0.764836	$0.879044	180,864.000
	2004	$0.669708	$0.764836	211,294.000
	2003	$0.517494	$0.669708	132,579.593
	2002	$0.674851	$0.517494	117,106.701
	2001	$0.830824	$0.674851	96,252.191
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.114094	$1.896744	0.000
Subaccount Inception Date May 2, 2001	2010	$1.580164	$2.114094	8,447.752
	2009	$1.170747	$1.580164	9,556.008
	2008	$2.009032	$1.170747	13,148.243
	2007	$1.655196	$2.009032	2,177.279
	2006	$1.596837	$1.655196	27,943.710
	2005	$1.393038	$1.596837	50,178.000
	2004	$1.211201	$1.393038	93,849.000
	2003	$0.936005	$1.211201	133,896.149
	2002	$1.107646	$0.936005	134,919.511
	2001	$1.000000	$1.107646	1,000.000
TA AEGON Money Market – Initial Class	2011	$1.443835	$1.424033	178,134.099
Subaccount Inception Date January 1, 1995	2010	$1.463956	$1.443835	253,202.757
	2009	$1.482566	$1.463956	276,140.164
	2008	$1.468242	$1.482566	614,347.547
	2007	$1.417616	$1.468242	378,078.571
	2006	$1.372479	$1.417616	241,177.666
	2005	$1.352646	$1.372479	296,890.000
	2004	$1.357996	$1.352646	716,760.000
	2003	$1.000000	$1.357996	1,143,409.671
TA Systematic Small/Mid Cap Value – Initial Class	2011	$6.940581	$6.663030	495,672.487
Subaccount Inception Date January 1, 1995	2010	$5.396438	$6.940581	541,638.013
	2009	$3.820872	$5.396438	608,328.325
	2008	$6.552295	$3.820872	658,188.988
	2007	$5.326698	$6.552295	737,125.315
	2006	$4.575107	$5.326698	864,126.628
	2005	$4.084993	$4.575107	1,061,030.000
	2004	$3.560345	$4.084993	1,302,051.000
	2003	$1.891803	$3.560345	1,752,100.373
	2002	$3.168906	$1.891803	2,147,804.326
	2001	$2.495215	$3.168906	2,453,322.243

91

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Initial Class	2011	$1.845743	$1.958786	329,970.509
Subaccount Inception Date June 16, 1995	2010	$1.792649	$1.845743	377,383.528
	2009	$1.740018	$1.792649	538,219.142
	2008	$1.638874	$1.740018	520,358.020
	2007	$1.567147	$1.638874	574,941.083
	2006	$1.538696	$1.567147	751,153.756
	2005	$1.526143	$1.538696	851,518.000
	2004	$1.498190	$1.526143	1,024,691.000
	2003	$1.475683	$1.498190	1,552,789.484
	2002	$1.414117	$1.475683	1,962,714.074
	2001	$1.364481	$1.414117	1,968,528.325
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.877702	$1.587105	662,690.280
Subaccount Inception Date January 1, 1995	2010	$1.755151	$1.877702	723,127.330
	2009	$1.413790	$1.755151	812,211.546
	2008	$2.343832	$1.413790	923,746.635
	2007	$2.056012	$2.343832	1,047,686.604
	2006	$1.687937	$2.056012	1,378,640.522
	2005	$1.504078	$1.687937	1,589,513.000
	2004	$1.314348	$1.504078	1,992,736.000
	2003	$1.003493	$1.314348	2,642,121.100
	2002	$1.225547	$1.003493	3,157,457.821
	2001	$1.613169	$1.225547	4,208,992.979
TA Multi Managed Large Cap Core – Initial Class	2011	$3.583343	$3.453866	571,488.935
Subaccount Inception Date January 1, 1995	2010	$3.048951	$3.583343	644,399.810
	2009	$2.126141	$3.048951	658,296.797
	2008	$3.722594	$2.126141	686,348.279
	2007	$3.455380	$3.722594	744,862.123
	2006	$3.175486	$3.455380	832,361.331
	2005	$2.942759	$3.175486	965,987.000
	2004	$2.646551	$2.942759	1,124,846.000
	2003	$2.216306	$2.646551	1,423,807.467
	2002	$2.687589	$2.216306	1,714,512.629
	2001	$2.932518	$2.687589	1,870,569.520
TA Morgan Stanley Mid–Cap Growth – Initial Class	2011	$1.093306	$1.005894	80,789.571
Subaccount Inception Date May 1, 2001	2010	$0.827922	$1.093306	66,790.173
	2009	$0.522860	$0.827922	55,836.230
	2008	$0.987189	$0.522860	42,393.968
	2007	$0.816984	$0.987189	42,393.968
	2006	$0.753727	$0.816984	0.000
	2005	$0.710611	$0.753727	0.000
	2004	$0.672550	$0.710611	14,964.000
	2003	$0.672550	$0.672550	63,216.020
	2002	$0.806099	$0.532132	1,000.000
	2001	$1.000000	$0.806099	1,000.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.919289	$0.875841	0.000
Subaccount Inception Date May 1, 2002	2010	$0.871620	$0.919289	622.873
	2009	$0.598231	$0.871620	635.576
	2008	$1.261330	$0.598231	648.542
	2007	$1.261880	$1.261330	661.772
	2006	$1.132885	$1.261880	2,736.750
	2005	$1.089564	$1.132885	2,751.000
	2004	$0.996809	$1.089564	12,461.000
	2003	$0.758298	$0.996809	27,425.725
	2002	$1.000000	$0.758298	100.000

92

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.001251	$0.907326	3,396.890
Subaccount Inception Date May 1, 2002	2010	$0.881256	$1.001251	3,404.824
	2009	$0.740227	$0.881256	3,412.508
	2008	$1.308318	$0.740227	6,840.791
	2007	$1.187421	$1.308318	0.000
	2006	$1.135225	$1.187421	0.000
	2005	$1.060132	$1.135225	2,079.000
	2004	$1.010990	$1.060132	2,082.000
	2003	$0.793548	$1.010990	2,084.819
	2002	$1.000000	$0.793548	2,188.206
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.964479	$1.008920	55,815.098
Subaccount Inception Date May 1, 2001	2010	$0.867005	$0.964479	57,463.902
	2009	$0.730495	$0.867005	59,728.631
	2008	$1.249071	$0.730495	54,319.560
	2007	$1.207946	$1.249071	64,023.201
	2006	$1.046993	$1.207946	57,950.143
	2005	$1.014966	$1.046993	50,298.000
	2004	$0.925364	$1.014966	63,667.000
	2003	$0.709849	$0.925364	80,439.128
	2002	$0.925978	$0.709849	161,708.348
	2001	$1.000000	$0.925978	48,324.200
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.819539	$0.777914	0.000
Subaccount Inception Date May 1, 2001	2010	$0.756619	$0.819539	0.000
	2009	$0.559572	$0.756619	0.000
	2008	$0.942925	$0.559572	18,949.319
	2007	$0.841626	$0.942925	0.000
	2006	$0.858880	$0.841626	0.000
	2005	$0.758307	$0.858880	0.000
	2004	$0.709730	$0.758307	0.000
	2003	$0.583349	$0.709730	0.000
	2002	$0.855309	$0.583349	1,000.000
	2001	$1.000000	$0.855309	1,000.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.297713	$1.244196	318,703.318
Subaccount Inception Date May 1, 2000	2010	$1.125366	$1.297713	326,101.472
	2009	$0.842351	$1.125366	227,286.407
	2008	$1.490512	$0.842351	249,829.073
	2007	$1.288533	$1.490512	283,549.242
	2006	$1.172486	$1.288533	365,685.900
	2005	$1.019188	$1.172486	277,304.000
	2004	$0.897454	$1.019188	175,701.000
	2003	$0.709863	$0.897454	173,101.369
	2002	$0.796290	$0.709863	164,614.679
	2001	$0.922538	$0.796290	104,226.203
Fidelity VIP Equity – Income Portfolio – Service Class 2	2011	$1.172556	$1.163980	114,748.420
Subaccount Inception Date May 1, 2000	2010	$1.034630	$1.172556	75,761.800
	2009	$0.807737	$1.034630	77,457.366
	2008	$1.432302	$0.807737	96,385.544
	2007	$1.434215	$1.432302	96,945.942
	2006	$1.212580	$1.434215	65,367.620
	2005	$1.164636	$1.212580	185,882.000
	2004	$1.061718	$1.164636	151,402.000
	2003	$0.827945	$1.061718	162,656.989
	2002	$1.013361	$0.827945	145,250.251
	2001	$1.084290	$1.013361	47,973.006

93

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.867643	$0.855411	13,350.524
Subaccount Inception Date May 1, 2001	2010	$0.710288	$0.867643	31,359.025
	2009	$0.562844	$0.710288	33,363.380
	2008	$1.083210	$0.562844	35,590.575
	2007	$0.867250	$1.083210	43,279.097
	2006	$0.825131	$0.867250	50,606.826
	2005	$0.793008	$0.825131	43,310.000
	2004	$0.779797	$0.793008	36,963.000
	2003	$0.596567	$0.779797	9,521.465
	2002	$0.867866	$0.596567	10,521.465
	2001	$1.000000	$0.867866	1,000.000
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	2011	$0.768942	$0.773278	1,513.208
Subaccount Inception Date May 1, 2000	2010	$0.631473	$0.768942	1,561.914
	2009	$0.440186	$0.631473	1,609.504
	2008	$0.994989	$0.440186	17,178.444
	2007	$0.820943	$0.994989	28,042.298
	2006	$0.791876	$0.820943	0.000
	2005	$0.738821	$0.791876	0.000
	2004	$0.700898	$0.738821	0.000
	2003	$0.549208	$0.700898	0.000
	2002	$0.714054	$0.549208	1,000.000
	2001	$0.858316	$0.714054	10,559.045
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.409019	$2.117979	222,723.979
Subaccount Inception Date May 1, 2000	2010	$1.899892	$2.409019	229,799.610
	2009	$1.378498	$1.899892	232,964.502
	2008	$2.314639	$1.378498	276,372.323
	2007	$2.035076	$2.314639	368,163.432
	2006	$1.835788	$2.035076	334,904.195
	2005	$1.577251	$1.835788	338,763.000
	2004	$1.283034	$1.577251	291,926.000
	2003	$0.941019	$1.283034	320,917.226
	2002	$1.060517	$0.941019	288,722.542
	2001	$1.114623	$1.060517	73,247.471
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.454089	$1.304448	47,551.965
Subaccount Inception Date May 1, 2002	2010	$1.167052	$1.454089	54,687.193
	2009	$0.753024	$1.167052	57,427.779
	2008	$1.567541	$0.753024	61,876.593
	2007	$1.507568	$1.567541	74,280.687
	2006	$1.317677	$1.507568	77,864.031
	2005	$1.304413	$1.317677	98,037.000
	2004	$1.161919	$1.304413	110,606.000
	2003	$0.748696	$1.161919	86,362.456
	2002	$1.000000	$0.748696	73,075.863
Franklin Income Securities Fund – Class 2	2011	$1.000224	$1.009965	29,519.984
Subaccount Inception Date May 1, 2007	2010	$0.900151	$1.000224	29,555.097
	2009	$0.673149	$0.900151	40,940.206
	2008	$0.970390	$0.673149	15,661.668
	2007	$1.000000	$0.970390	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.815369	$0.795747	39,692.579
Subaccount Inception Date May 1, 2007	2010	$0.743536	$0.815369	16,703.615
	2009	$0.598140	$0.743536	34,003.972
	2008	$0.964440	$0.598140	0.000
	2007	$1.000000	$0.964440	0.000

94

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Templeton Foreign Securities Fund – Class 2	2011	$0.908216	$0.800445	32,645.440
Subaccount Inception Date May 1, 2007	2010	$0.849508	$0.908216	12,532.064
	2009	$0.628565	$0.849508	0.000
	2008	$1.069077	$0.628565	0.000
	2007	$1.000000	$1.069077	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$0.650168	$0.630620	7,571.600
Subaccount Inception Date October 9, 2000	2010	$0.525230	$0.650168	9,060.966
	2009	$0.368713	$0.525230	9,071.675
	2008	$0.665981	$0.368713	9,084.557
	2007	$0.554748	$0.665981	9,093.465
	2006	$0.496441	$0.554748	0.000
	2005	$0.449324	$0.496441	0.000
	2004	$0.378196	$0.449324	0.000
	2003	$0.284558	$0.378196	0.000
	2002	$0.401433	$0.284558	1,095.756
	2001	$0.673903	$0.401433	1,095.756
Janus Aspen – Perkins Mid Cap Value Portfolio – Service Shares	2011	$1.521387	$1.455683	1,184.000
Subaccount Inception Date October 9, 2000	2010	$1.337220	$1.521387	1,222.118
	2009	$1.020116	$1.337220	1,259.351
	2008	$1.434668	$1.020116	2,593.999
	2007	$1.357503	$1.434668	0.000
	2006	$1.196244	$1.357503	3,794.910
	2005	$1.102643	$1.196244	3,801.000
	2004	$0.949174	$1.102643	3,807.000
	2003	$0.681560	$0.949174	3,814.407
	2002	$0.902500	$0.681560	4,821.920
	2001	$0.998916	$0.902500	8,459.091
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.684810	$0.580904	52,749.340
Subaccount Inception Date October 9, 2000	2010	$0.601096	$0.684810	53,095.216
	2009	$0.443594	$0.601096	57,742.597
	2008	$0.815023	$0.443594	44,844.599
	2007	$0.755725	$0.815023	10,053.037
	2006	$0.649729	$0.755725	4,404.633
	2005	$0.624061	$0.649729	7,719.000
	2004	$0.605414	$0.624061	7,729.000
	2003	$0.446997	$0.605414	10,548.286
	2002	$0.610114	$0.446997	11,557.178
	2001	$0.799555	$0.610114	11,567.884
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.134074	$1.201853	37,298.135
Subaccount Inception Date April 23, 2009	2010	$1.052712	$1.134074	32,934.974
	2009	$1.000000	$1.052712	12,384.714
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.513632	$1.464900	0.000
Subaccount Inception Date April 23, 2009	2010	$1.351339	$1.513632	0.000
	2009	$1.000000	$1.351339	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.499405	$1.309431	16,779.154
Subaccount Inception Date May 1, 2004	2010	$1.418800	$1.499405	20,124.040
	2009	$0.948201	$1.418800	21,970.250
	2008	$1.639537	$0.948201	17,914.827
	2007	$1.520701	$1.639537	19,173.230
	2006	$1.263470	$1.520701	18,649.086
	2005	$1.157354	$1.263470	17,532.000
	2004	$1.000000	$1.157354	95,389.000

95

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.599271	$1.611319	6,996.483
Subaccount Inception Date May 1, 2004	2010	$1.313562	$1.599271	6,996.483
	2009	$0.939822	$1.313562	7,002.697
	2008	$1.426869	$0.939822	7,846.160
	2007	$1.412294	$1.426869	15,679.045
	2006	$1.225618	$1.412294	63,488.386
	2005	$1.137897	$1.225618	63,495.000
	2004	$1.000000	$1.137897	18,622.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.657773	$1.556915	6,488.021
Subaccount Inception Date May 1, 2004	2010	$1.322277	$1.657773	6,497.850
	2009	$0.875781	$1.322277	6,508.562
	2008	$1.305747	$0.875781	7,969.678
	2007	$1.403717	$1.305747	15,612.349
	2006	$1.237601	$1.403717	14,434.153
	2005	$1.213425	$1.237601	12,906.000
	2004	$1.000000	$1.213425	85,735.000
MFS® New Discovery Series – Service Class	2011	$1.539371	$1.358840	18,328.946
Subaccount Inception Date May 1, 2002	2010	$1.148229	$1.539371	18,328.946
	2009	$0.714642	$1.148229	10,437.772
	2008	$1.198237	$0.714642	4,290.736
	2007	$1.188363	$1.198237	4,298.611
	2006	$1.066994	$1.188363	4,303.148
	2005	$1.030063	$1.066994	0.000
	2004	$0.983457	$1.030063	9,751.000
	2003	$0.747360	$0.983457	9,750.889
	2002	$1.000000	$0.747360	100.000
MFS® Total Return Series – Service Class	2011	$1.262412	$1.264757	45,360.823
Subaccount Inception Date May 1, 2002	2010	$1.167604	$1.262412	46,031.715
	2009	$1.005703	$1.167604	29,691.118
	2008	$1.312887	$1.005703	28,894.569
	2007	$1.280957	$1.312887	28,917.200
	2006	$1.163589	$1.280957	73,405.261
	2005	$1.149960	$1.163589	72,461.000
	2004	$1.050284	$1.149960	80,487.000
	2003	$0.918050	$1.050284	112,211.539
	2002	$1.000000	$0.918050	82,149.428
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.166693	$1.087263	47,558.152
Subaccount Inception Date May 1, 2004	2010	$1.070097	$1.166693	47,558.152
	2009	$0.863760	$1.070097	47,592.043
	2008	$1.234965	$0.863760	47,633.279
	2007	$1.171625	$1.234965	0.000
	2006	$1.075880	$1.171625	0.000
	2005	$1.048981	$1.075880	0.000
	2004	$1.000000	$1.048981	0.000
TA BlackRock Tactical Allocation – Service Class	2011	$1.100689	$1.126149	0.000
Subaccount Inception Date May 1, 2009	2010	$1.003303	$1.100689	0.000
	2009	$0.993367	$1.003303	0.000
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.155720	$1.095118	0.000
Subaccount Inception Date November 19, 2009	2010	$1.024327	$1.155720	0.000
	2009	$0.999962	$1.024327	0.000
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.077372	$1.096261	0.000
Subaccount Inception Date November 19, 2009	2010	$0.998364	$1.077372	0.000
	2009	$0.999962	$0.998364	0.000

96

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.40%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.087596	$1.088338	0.000
Subaccount Inception Date May 1, 2008	2010	$0.996289	$1.087596	0.000
	2009	$0.991646	$0.996289	0.000
	2008	$1.000000	$0.991646	0.000
TA Vanguard ETF Index – Growth – Service Class	2011	$1.113867	$1.086069	0.000
Subaccount Inception Date May 1, 2008	2010	$0.999483	$1.113867	0.000
	2009	$0.988776	$0.999483	0.000
	2008	$1.000000	$0.988776	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.247323	$1.251416	0.000
Subaccount Inception Date November 19, 2009	2010	$1.029767	$1.247323	0.000
	2009	$0.985161	$1.029767	0.000

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Service Class	2011	$1.504008	$1.519752	7,249,592.355
Subaccount Inception Date May 1, 2002	2010	$1.401527	$1.504008	5,301,783.846
	2009	$1.136669	$1.401527	4,101,805.621
	2008	$1.465065	$1.136669	2,338,433.763
	2007	$1.398275	$1.465065	368,696.607
	2006	$1.297758	$1.398275	119,943.355
	2005	$1.251868	$1.297758	3,211.000
	2004	$1.158727	$1.251868	0.000
	2003	$1.000000	$1.158727	0.000
TA Asset Allocation – Growth – Service Class	2011	$1.613207	$1.501835	975,160.739
Subaccount Inception Date May 1, 2002	2010	$1.425371	$1.613207	690,880.374
	2009	$1.114610	$1.425371	1,253,528.016
	2008	$1.874319	$1.114610	1,049,732.020
	2007	$1.765771	$1.874319	137,962.543
	2006	$1.551604	$1.765771	19,841.232
	2005	$1.404276	$1.551604	0.000
	2004	$1.248932	$1.404276	0.000
	2003	$1.000000	$1.248932	0.000
TA Asset Allocation – Moderate – Service Class	2011	$1.578099	$1.562448	25,994,990.252
Subaccount Inception Date May 1, 2002	2010	$1.451473	$1.578099	12,062,140.627
	2009	$1.165104	$1.451473	9,557,871.169
	2008	$1.599207	$1.165104	5,172,098.127
	2007	$1.503812	$1.599207	2,160,009.759
	2006	$1.369719	$1.503812	1,648,321.105
	2005	$1.295146	$1.369719	0.000
	2004	$1.180666	$1.295146	0.000
	2003	$1.000000	$1.180666	0.000
TA Asset Allocation – Moderate Growth – Service Class	2011	$1.612582	$1.555706	16,900,992.567
Subaccount Inception Date May 1, 2002	2010	$1.453283	$1.612582	14,550,055.964
	2009	$1.151311	$1.453283	12,985,354.479
	2008	$1.738795	$1.151311	8,386,664.732
	2007	$1.637730	$1.738795	5,937,841.369
	2006	$1.461149	$1.637730	3,017,876.562
	2005	$1.349136	$1.461149	291,184.000
	2004	$1.207772	$1.349136	0.000
	2003	$1.000000	$1.207772	0.000

97

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA International Moderate Growth – Service Class	2011	$0.965399	$0.881220	4,053,958.025
Subaccount Inception Date May 1, 2006	2010	$0.887090	$0.965399	3,360,270.105
	2009	$0.694837	$0.887090	2,502,832.847
	2008	$1.105324	$0.694837	1,828,199.626
	2007	$1.032112	$1.105324	694,300.252
	2006	$1.000000	$1.032112	7,807.413
TA BlackRock Large Cap Value – Service Class	2011	$1.580608	$1.598704	1,252,373.684
Subaccount Inception Date May 1, 2000	2010	$1.453604	$1.580608	545,229.522
	2009	$1.294918	$1.453604	163,783.661
	2008	$1.989530	$1.294918	93,627.840
	2007	$1.931542	$1.989530	17,461.215
	2006	$1.677743	$1.931542	15,436.607
	2005	$1.468479	$1.677743	0.000
	2004	$1.260709	$1.468479	0.000
	2003	$1.000000	$1.260709	0.000
TA BlackRock Global Allocation – Service Class(1)	2011	$1.304287	$1.237087	12,583,877.897
Subaccount Inception Date May 1, 2009	2010	$1.204759	$1.304287	7,520,428.560
	2009	$1.000000	$1.204759	2,238,914.395
TA BlackRock Tactical Allocation – Service Class	2011	$1.327154	$1.359202	4,479,004.090
Subaccount Inception Date May 1, 2009	2010	$1.208532	$1.327154	2,278525.793
	2009	$1.000000	$1.208532	470,951.866
TA Janus Balanced – Service Class	2011	$1.003605	$0.883639	480,625.706
Subaccount Inception Date November 19, 2009	2010	$0.986069	$1.003605	145,733.591
	2009	$0.986580	$0.986069	0.000
TA Hanlon Balanced – Service Class	2011	$0.972919	$0.927731	454,142.122
Subaccount Inception Date November 19, 2009	2010	$1.020908	$0.972919	459,661.687
	2009	$0.998168	$1.020908	0.000
TA Hanlon Growth and Income – Service Class	2011	$0.988165	$0.902735	293,473.269
Subaccount Inception Date November 19, 2009	2010	$1.022659	$0.988165	318,195.504
	2009	$0.997274	$1.022659	0.000
TA Hanlon Growth – Service Class	2011	$1.001344	$0.873700	374,471.930
Subaccount Inception Date November 19, 2009	2010	$1.021578	$1.001344	317,265.679
	2009	$0.996406	$1.021578	0.000
TA Hanlon Income – Service Class	2011	$0.992213	$1.008203	972,999.107
Subaccount Inception Date November 19, 2009	2010	$1.003918	$0.992213	1,429,450.386
	2009	$0.999965	$1.003918	0.000
TA Clarion Global Real Estate Securities – Service Class	2011	$2.026045	$1.879905	145,749.242
Subaccount Inception Date May 1, 2002	2010	$1.780042	$2.026045	49,107.468
	2009	$1.355727	$1.780042	14,260.914
	2008	$2.388425	$1.355727	18,905.716
	2007	$2.599171	$2.388425	19,233.755
	2006	$1.855246	$2.599171	14,410.543
	2005	$1.660425	$1.855246	8,656.000
	2004	$1.269513	$1.660425	0.000
	2003	$1.000000	$1.269513	0.000

98

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA JPMorgan Enhanced Index – Service Class	2011	$1.414049	$1.402552	13,361.209
Subaccount Inception Date May 2, 1997	2010	$1.247187	$1.414049	30,850.152
	2009	$0.976983	$1.247187	26,762.505
	2008	$1.584114	$0.976983	0.000
	2007	$1.538626	$1.584114	0.000
	2006	$1.355718	$1.538626	0.000
	2005	$1.330739	$1.355718	0.000
	2004	$1.217705	$1.330739	0.000
	2003	$1.000000	$1.217705	0.000
TA JPMorgan Mid Cap Value – Service Class	2011	$1.248693	$1.254029	502,840.074
Subaccount Inception Date November 19, 2009	2010	$1.029886	$1.248693	38,011.614
	2009	$0.985164	$1.029886	0.000
TA Jennison Growth – Service Class	2011	$1.524040	$1.492912	886,971.570
Subaccount Inception Date December 13, 1996	2010	$1.378751	$1.524040	364,771.640
	2009	$0.992743	$1.378751	78,833.733
	2008	$1.599086	$0.992743	2,559.216
	2007	$1.455795	$1.599086	2,685.936
	2006	$1.451445	$1.455795	0.000
	2005	$1.295150	$1.451445	0.000
	2004	$1.205162	$1.295150	0.000
	2003	$1.000000	$1.205162	0.000
TA Morgan Stanley Capital Growth – Service Class	2011	$1.617809	$1.501448	60,655.115
Subaccount Inception Date May 1, 2000	2010	$1.289546	$1.617809	98,911.775
	2009	$1.024022	$1.289546	108,786.078
	2008	$1.634710	$1.024022	0.000
	2007	$1.643512	$1.634710	0.000
	2006	$1.407373	$1.643512	0.000
	2005	$1.373361	$1.407373	0.000
	2004	$1.277605	$1.373361	0.000
	2003	$1.000000	$1.277605	0.000
TA AEGON High Yield Bond – Service Class	2011	$1.524631	$1.573385	581,503.332
Subaccount Inception Date June 21, 1999	2010	$1.376898	$1.524631	181,122.316
	2009	$0.949767	$1.376898	28,159.355
	2008	$1.290857	$0.949767	20,228.834
	2007	$1.285516	$1.290857	22,021.416
	2006	$1.177206	$1.285516	6,645.652
	2005	$1.174817	$1.177206	6,940.000
	2004	$1.086836	$1.174817	0.000
	2003	$1.000000	$1.086836	0.000
TA MFS International Equity – Service Class	2011	$1.855655	$1.644699	50,608.630
Subaccount Inception Date May 1, 2001	2010	$1.704145	$1.855655	45,524.160
	2009	$1.305453	$1.704145	6,274.425
	2008	$2.051695	$1.305453	859.345
	2007	$1.909198	$2.051695	1,514.525
	2006	$1.573346	$1.909198	1,524.413
	2005	$1.417665	$1.573346	0.000
	2004	$1.257247	$1.417665	0.000
	2003	$1.000000	$1.257247	0.000

99

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA PIMCO Total Return – Service Class	2011	$1.332858	$1.394065	7,401,555.028
Subaccount Inception Date May 1, 2002	2010	$1.262615	$1.332858	3,475,046.540
	2009	$1.104986	$1.262615	1,219,417.332
	2008	$1.154883	$1.104986	133,703.780
	2007	$1.075309	$1.154883	59,991.173
	2006	$1.048392	$1.075309	6,866.252
	2005	$1.040825	$1.048392	21,806.000
	2004	$1.011723	$1.040825	0.000
	2003	$1.000000	$1.011723	0.000
TA ProFunds UltraBear Fund – Service Class OAM	2011	$0.407092	$0.321699	5,964,615.355
Subaccount Inception Date May 1, 2009	2010	$0.563085	$0.407092	222,729.233
	2009	$1.000000	$0.563085	1,197.677
TA T. Rowe Price Small Cap – Service Class	2011	$1.973204	$1.977404	514,349.653
Subaccount Inception Date May 1, 2000	2010	$1.491012	$1.973204	191,672.736
	2009	$1.091873	$1.491012	43,952.099
	2008	$1.739305	$1.091873	23,227.413
	2007	$1.612498	$1.739305	31,894.403
	2006	$1.580617	$1.612498	16,904.736
	2005	$1.450314	$1.580617	0.000
	2004	$1.334243	$1.450314	0.000
	2003	$1.000000	$1.334243	0.000
TA WMC Diversified Equity – Service Class	2011	$1.228084	$1.125033	0.000
Subaccount Inception Date May 1, 2000	2010	$1.067419	$1.228084	544,427.166
	2009	$0.845780	$1.067419	365,892.613
	2008	$1.524962	$0.845780	182,170.721
	2007	$1.343616	$1.524962	180,919.219
	2006	$1.149052	$1.343616	16,113.826
	2005	$1.085463	$1.149052	0.000
	2004	$1.207910	$1.085463	0.000
	2003	$1.000000	$1.207910	0.000
TA Multi–Managed Balanced – Service Class	2011	$1.557207	$1.594938	912,314.793
Subaccount Inception Date May 1, 2002	2010	$1.273336	$1.557207	800,749.407
	2009	$1.024219	$1.273336	307,804.354
	2008	$1.538844	$1.024219	168,747.942
	2007	$1.375028	$1.538844	151,476.583
	2006	$1.280899	$1.375028	11,125.774
	2005	$1.203735	$1.280899	0.000
	2004	$1.099798	$1.203735	0.000
	2003	$1.000000	$1.099798	0.000
TA Efficient Markets – Service Class	2011	$1.338654	$1.292543	1,815,966.977
Subaccount Inception Date November 10, 2008	2010	$1.206694	$1.338654	902,701.525
	2009	$1.037124	$1.206694	185,963.835
	2008	$1.000000	$1.037124	0.000
TA AllianceBernstein Dynamic Allocation – Service Class	2011	$1.458130	$1.463422	1,734,087.483
Subaccount Inception Date May 1, 2002	2010	$1.353255	$1.458130	248,122.034
	2009	$1.045137	$1.353255	133,842.546
	2008	$1.680554	$1.045137	121,077.253
	2007	$1.439300	$1.680554	94,199.282
	2006	$1.317623	$1.439300	49,395.588
	2005	$1.289055	$1.317623	0.000
	2004	$1.155678	$1.289055	0.000
	2003	$1.000000	$1.155678	0.000

100

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Growth – Service Class	2011	$1.526478	$1.447720	286,562.202
Subaccount Inception Date May 1, 2000	2010	$1.316212	$1.526478	4,494.861
	2009	$1.034414	$1.316212	4,709.842
	2008	$1.946886	$1.034414	9,737.390
	2007	$1.699640	$1.946886	17,227.657
	2006	$1.588512	$1.699640	17,316.689
	2005	$1.383835	$1.588512	9,940.000
	2004	$1.212483	$1.383835	0.000
	2003	$1.000000	$1.212483	0.000
TA Morgan Stanley Growth Opportunities – Service Class	2011	$2.166935	$1.941933	0.000
Subaccount Inception Date May 2, 2001	2010	$1.622576	$2.166935	21,310.270
	2009	$1.203994	$1.622576	9,431.743
	2008	$2.069592	$1.203994	8,468.206
	2007	$1.708229	$2.069592	8,468.206
	2006	$1.649588	$1.708229	0.000
	2005	$1.441358	$1.649588	0.000
	2004	$1.253265	$1.441358	0.000
	2003	$1.000000	$1.253265	0.000
TA AEGON Money Market – Service Class	2011	$1.050711	$1.037275	4,822,429.032
Subaccount Inception Date January 1, 1995	2010	$1.064264	$1.050711	2,188,216.808
	2009	$1.078019	$1.064264	1,385,586.053
	2008	$1.068957	$1.078019	662,191.715
	2007	$1.033653	$1.068957	562,831.585
	2006	$1.002241	$1.033653	3,077.360
	2005	$0.989235	$1.002241	82,848.000
	2004	$0.994632	$0.989235	0.000
	2003	$1.000000	$0.994632	0.000
TA Systematic Small Mid Cap Value – Service Class	2011	$1.200178	$1.150938	385,907.202
Subaccount Inception Date January 1, 1995	2010	$0.934838	$1.200178	227,799.370
	2009	$0.662697	$0.934838	36,197.415
	2008	$1.000000	$0.662697	0.000
TA AEGON U.S. Government Securities – Service Class	2011	$1.215879	$1.287774	6,684,063.136
Subaccount Inception Date June 16, 1995	2010	$1.181779	$1.215879	4,471,508.745
	2009	$1.148918	$1.181779	1,422,423.952
	2008	$1.083556	$1.148918	78,519.582
	2007	$1.037718	$1.083556	46,600.889
	2006	$1.019980	$1.037718	49,992.154
	2005	$1.013133	$1.019980	41,575.000
	2004	$0.997393	$1.013133	0.000
	2003	$1.000000	$0.997393	0.000
TA Vanguard ETF Index – Balanced – Service Class	2011	$1.029338	$1.031053	23,297,494.911
Subaccount Inception Date May 1, 2008	2010	$0.942001	$1.029338	9,418,417.881
	2009	$0.818886	$0.942001	3,789,642.728
	2008	$1.000000	$0.818886	29,045.221
TA Vanguard ETF Index – Growth – Service Class	2011	$0.980374	$0.956851	21,916,533.907
Subaccouhnt Inception Date May 1, 2008	2010	$0.878829	$0.980374	16,371,292.840
	2009	$0.722717	$0.878829	7,926,176.014
	2008	$1.000000	$0.722717	339,979.103
TA Vanguard ETF Index – Aggressive Growth – Service Class	2011	$1.156985	$1.097401	1,447,453.127
Subaccount Inception Date November 19, 2009	2010	$1.024441	$1.156985	771,291.155
	2009	$0.999965	$1.024441	0.000

101

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Vanguard ETF Index – Conservative – Service Class	2011	$1.078552	$1.098537	6,823,812.478
Subaccount Inception Date November 19, 2009	2010	$0.998480	$1.078552	3,482,346.103
	2009	$0.999965	$0.998480	0.000
TA Morgan Stanley Active International Allocation – Service Class	2011	$1.858979	$1.567856	71,341.785
Subaccount Inception Date January 1, 1995	2010	$1.740389	$1.858979	67,986.347
	2009	$1.402810	$1.740389	16,045.242
	2008	$2.331513	$1.402810	15,718.089
	2007	$2.049025	$2.331513	16,412.659
	2006	$1.684932	$2.049025	4,836.223
	2005	$1.502279	$1.684932	4,862.000
	2004	$1.315176	$1.502279	0.000
	2003	$1.000000	$1.315176	0.000
TA Multi Managed Large Cap Core – Service Class	2011	$1.544789	$1.486352	137,171.910
Subaccount Inception Date January 1, 1995	2010	$1.316406	$1.544789	134,825.427
	2009	$0.919121	$1.316406	73,937.283
	2008	$1.611051	$0.919121	25,196.584
	2007	$1.498128	$1.611051	18,277.146
	2006	$1.378817	$1.498128	0.000
	2005	$1.279936	$1.378817	0.000
	2004	$1.152270	$1.279936	0.000
	2003	$1.000000	$1.152270	0.000
TA Morgan Stanley Mid Cap Growth – Service Class	2011	$1.916075	$1.760676	446,635.326
Subaccount Inception Date May 1, 2001	2010	$1.453041	$1.916075	130,768.386
	2009	$0.919274	$1.453041	29,059.391
	2008	$1.738726	$0.919274	18,869.713
	2007	$1.441000	$1.738726	18,029.909
	2006	$1.331937	$1.441000	5,542.390
	2005	$1.257274	$1.331937	0.000
	2004	$1.191283	$1.257274	0.000
	2003	$1.000000	$1.191283	0.000
PAM TA AEGON U.S. Government Securities – Service Class	2011	$1.215879	$1.287774	3,095441.227
Subaccount Inception Date June 16, 1995	2010	$1.181779	$1.215879	1,134,317.937
	2009	$1.148918	$1.181779	1,630,140.082
	2008	$1.083556	$1.148918	1,781,689.599
	2007	$1.058647	$1.083556	46,584.571
	2006	$1.040541	$1.058647	0.000
	2005	$1.033562	$1.040541	0.000
	2004	$1.000000	$1.033562	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.927187	$0.884240	124,820.893
Subaccount Inception Date May 1, 2002	2010	$0.878240	$0.927187	132,943.631
	2009	$0.602185	$0.878240	57,902.473
	2008	$1.268385	$0.602185	2,651.121
	2007	$1.267676	$1.268385	2,541.150
	2006	$1.136976	$1.267676	2,716.271
	2005	$1.092421	$1.136976	2,977.000
	2004	$0.998447	$1.092421	0.000
	2003	$1.000000	$0.998447	0.000

102

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.009870	$0.916022	53,099.075
Subaccount Inception Date May 1, 2002	2010	$0.887962	$1.009870	51,523.068
	2009	$0.745125	$0.887962	11,784.298
	2008	$1.315674	$0.745125	0.000
	2007	$1.192910	$1.315674	0.000
	2006	$1.139348	$1.192910	0.000
	2005	$1.062933	$1.139348	0.000
	2004	$1.012659	$1.062933	0.000
	2003	$1.000000	$1.012659	0.000
AllianceBernstein Balanced Wealth Strategy Portfolio – Class B(3)	2011	$1.350083	$1.289515	732,643.205
Subaccount Inception Date November 10, 2008	2010	$1.242394	$1.350083	443,961.481
	2009	$1.013273	$1.242394	15,857.108
	2008	$1.000000	$1.013273	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$1.079926	$1.130799	359,095.500
Subaccount Inception Date May 1, 2001	2010	$0.969833	$1.079926	298,066.775
	2009	$0.816323	$0.969833	48,906.391
	2008	$1.394446	$0.816323	11,198.554
	2007	$1.347197	$1.394446	1,703.788
	2006	$1.166530	$1.347197	0.000
	2005	$1.129734	$1.166530	0.000
	2004	$1.028983	$1.129734	0.000
	2003	$1.000000	$1.028983	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$1.109325	$1.054017	299,073.798
Subaccount Inception Date May 1, 2001	2010	$1.023151	$1.109325	227,654.389
	2009	$0.755948	$1.023151	39,745.459
	2008	$1.272565	$0.755948	28,151.423
	2007	$1.134725	$1.272565	28,274.344
	2006	$1.156857	$1.134725	1,319.024
	2005	$1.020390	$1.156857	0.000
	2004	$0.954070	$1.020390	0.000
	2003	$1.000000	$0.954070	0.000
American Funds – Asset Allocation Fund – Class 2(4)	2011	$1.116648	$1.113350	4,055,164.238
Subaccount Inception Date November 19, 2009	2010	$1.008398	$1.116648	1,230,882.897
	2009	$0.989787	$1.008398	9,853.806
American Funds – Bond Fund – Class 2(4)	2011	$1.041503	$1.087721	760,121.351
Subaccount Inception Date November 19, 2009	2010	$0.994105	$1.041503	393,190.342
	2009	$1.000908	$0.994105	9,975.985
American Funds – Growth–Income Fund – Class 2(4)	2011	$1.106211	$1.068907	256,541.032
Subaccount Inception Date November 19, 2009	2010	$1.008648	$1.106211	126,886.233
	2009	$0.986811	$1.008648	9,838.747
American Funds – Growth Fund – Class 2(4)	2011	$1.171929	$1.104178	487,794.766
Subaccount Inception Date November 19, 2009	2010	$1.003254	$1.171929	221,314.613
	2009	$0.986490	$1.003254	9,925.859
American Funds – International Fund – Class 2(4)	2011	$1.035154	$0.876596	1,104,820.580
Subaccount Inception Date November 19, 2009	2010	$0.980758	$1.035154	146,396.068
	2009	$0.982921	$0.980758	10,245.288
Fidelity VIP Balanced Portfolio – Service Class 2	2011	$1.057928	$1.004416	3,322,028.449
Subaccount Inception Date May 1, 2008	2010	$0.910073	$1.057928	2,193,524.784
	2009	$0.666486	$0.910073	962,030.914
	2008	$1.000000	$0.666486	23,761.011

103

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.591765	$1.527631	762,897.141
Subaccount Inception Date May 1, 2000	2010	$1.379022	$1.591765	496,516.200
	2009	$1.031203	$1.379022	232,778.514
	2008	$1.822872	$1.031203	124,274.018
	2007	$1.574294	$1.822872	117,164.901
	2006	$1.431098	$1.574294	51,255.706
	2005	$1.242763	$1.431098	19,642.000
	2004	$1.093234	$1.242763	0.000
	2003	$1.000000	$1.093234	0.000
Fidelity VIP Equity–Income Portfolio – Service Class 2	2011	$1.169536	$1.162115	412,912.173
Subaccount Inception Date May 1, 2000	2010	$1.030945	$1.169536	234,635.023
	2009	$0.804068	$1.030945	27,265.098
	2008	$1.424382	$0.804068	17,880.510
	2007	$1.424871	$1.424382	27,298.193
	2006	$1.203501	$1.424871	8,767.116
	2005	$1.154787	$1.203501	7,031.000
	2004	$1.051697	$1.154787	0.000
	2003	$1.000000	$1.051697	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$1.091941	$1.077600	214,074.323
Subaccount Inception Date May 1, 2001	2010	$0.893030	$1.091941	140,289.322
	2009	$0.706947	$0.893030	68,831.482
	2008	$1.359202	$0.706947	13,120.108
	2007	$1.087133	$1.359202	13,120.108
	2006	$1.033325	$1.087133	0.000
	2005	$0.992121	$1.033325	0.000
	2004	$0.974625	$0.992121	0.000
	2003	$1.000000	$0.974625	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.214293	$1.948696	318,618.010
Subaccount Inception Date May 1, 2000	2010	$1.744598	$2.214293	171,199.569
	2009	$1.264573	$1.744598	73,921.943
	2008	$2.121232	$1.264573	60,384.852
	2007	$1.863182	$2.121232	58,919.960
	2006	$1.679083	$1.863182	40,191.385
	2005	$1.441197	$1.679083	6,971.000
	2004	$1.171204	$1.441197	0.000
	2003	$1.000000	$1.171204	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.466580	$1.316950	256,364.720
Subaccount Inception Date May 1, 2002	2010	$1.175913	$1.466580	125,174.676
	2009	$0.757994	$1.175913	13,197.133
	2008	$1.576332	$0.757994	0.000
	2007	$1.514528	$1.576332	0.000
	2006	$1.322459	$1.514528	0.000
	2005	$1.307865	$1.322459	0.000
	2004	$1.163843	$1.307865	0.000
	2003	$1.000000	$1.163843	0.000
Franklin Income Securities Fund – Class 2	2011	$1.003872	$1.014638	1,993,609.989
Subaccount Inception Date May 1, 2007	2010	$0.902535	$1.003872	725,082.068
	2009	$0.674255	$0.902535	558,942.861
	2008	$0.971026	$0.674255	414,141.729
	2007	$1.000000	$0.971026	348,868.572

104

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Mutual Shares Securities Fund – Class 2	2011	$0.818330	$0.799440	388,750.000
Subaccount Inception Date May 1, 2007	2010	$0.745500	$0.818330	513,078.478
	2009	$0.599127	$0.745500	377,230.103
	2008	$0.965072	$0.599127	300,540.262
	2007	$1.000000	$0.965072	263,370.577
Templeton Foreign Securities Fund – Class 2	2011	$0.911517	$0.804149	665,293.488
Subaccount Inception Date May 1, 2007	2010	$0.851754	$0.911517	403,241.241
	2009	$0.629608	$0.851754	218,736.164
	2008	$1.069777	$0.629608	130,657.426
	2007	$1.000000	$1.069777	61,087.667
Franklin Templeton VIP Founding Funds Allocation Fund – Class 4(2)	2011	$1.380025	$1.337593	987,114.844
Subaccount Inception Date November 10, 2008	2010	$1.269985	$1.380025	640,415.326
	2009	$0.990582	$1.269985	242,679.882
	2008	$1.000000	$0.990582	0.000
GE Investments Total Return Fund – Class 3(3)	2011	$1.081849	$1.032864	363,494.868
Subaccount Inception Date November 19, 2009	2010	$1.004036	$1.081849	49,948.721
	2009	$0.988819	$1.004036	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.135954	$1.205033	402,622.920
Subaccount Inception Date April 23, 2009	2010	$1.053431	$1.135954	429,555.406
	2009	$1.000000	$1.053431	206,049.464
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.516157	$1.468784	25,007.713
Subaccount Inception Date April 23, 2009	2010	$1.352270	$1.516157	0.000
	2009	$1.000000	$1.352270	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.501896	$1.312890	155,051.565
Subaccount Inception Date May 1, 2004	2010	$1.419753	$1.501896	111,691.866
	2009	$0.952556	$1.419753	12,565.419
	2008	$1.645453	$0.952556	10,865.412
	2007	$1.514528	$1.645453	12,378.075
	2006	$1.265527	$1.514528	11,642.606
	2005	$1.158107	$1.265527	0.000
	2004	$1.000000	$1.158107	0.000
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.601944	$1.615604	0.000
Subaccount Inception Date May 1, 2004	2010	$1.314457	$1.601944	0.00
	2009	$0.944162	$1.314457	0.000
	2008	$1.432037	$0.944162	0.000
	2007	$1.416010	$1.432037	0.000
	2006	$1.227627	$1.416010	0.000
	2005	$1.138642	$1.227627	0.000
	2004	$1.000000	$1.138642	0.000
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.660515	$1.561029	647.365
Subaccount Inception Date April 23, 2009	2010	$1.323155	$1.660515	700.588
	2009	$0.879817	$1.323155	750.026
	2008	$1.310470	$0.879817	966.466
	2007	$1.407397	$1.310470	1,072.265
	2006	$1.239623	$1.407397	7,383.841
	2005	$1.214218	$1.239623	6,282.000
	2004	$1.000000	$1.214218	0.000

105

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.836327	$1.782863	65,037.212
Subaccount Inception Date October 9, 2000	2010	$1.481994	$1.836327	63,908.833
	2009	$1.039335	$1.481994	8,260.456
	2008	$1.875424	$1.039335	0.000
	2007	$1.560633	$1.875424	0.000
	2006	$1.395231	$1.560633	0.000
	2005	$1.261578	$1.395231	0.000
	2004	$1.060809	$1.261578	0.000
	2003	$1.000000	$1.060809	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$1.086242	$0.922333	165,624.374
Subaccount Inception Date October 9, 2000	2010	$0.952525	$1.086242	76,045.430
	2009	$0.702245	$0.952525	53,110.378
	2008	$1.288974	$0.702245	37,088.063
	2007	$1.194022	$1.288974	27,754.435
	2006	$1.025549	$1.194022	0.000
	2005	$0.984054	$1.025549	0.000
	2004	$0.953700	$0.984054	0.000
	2003	$1.000000	$0.953700	0.000
MFS® New Discovery Series – Service Class	2011	$1.552619	$1.371883	661,536.470
Subaccount Inception Date May 1, 2002	2010	$1.156972	$1.552619	106,870.560
	2009	$0.719371	$1.156972	25,834.681
	2008	$1.204962	$0.719371	3,812.610
	2007	$1.193842	$1.204962	3,368.624
	2006	$1.070861	$1.193842	0.000
	2005	$1.032777	$1.070861	0.000
	2004	$0.985079	$1.032777	0.000
	2003	$1.000000	$0.985079	0.000
MFS® Total Return Series – Service Class	2011	$1.273275	$1.276894	746,079.051
Subaccount Inception Date May 1, 2002	2010	$1.176500	$1.273275	510,551.853
	2009	$1.012358	$1.176500	341,765.201
	2008	$1.320266	$1.012358	90,147.881
	2007	$1.286878	$1.320266	72,560.252
	2006	$1.167818	$1.286878	50,881.653
	2005	$1.53001	$1.167818	16,569.000
	2004	$1.052023	$1.53001	0.000
	2003	$1.000000	$1.052023	0.000
Wilmington Managed Allocation Fund – Moderate Growth II	2011	$1.174388	$1.095504	371,912.183
Subaccount Inception Date May 1, 2004	010	$1.076087	$1.174388	379,683.224
	2009	$0.867745	$1.076087	383,297.397
	2008	$1.239441	$0.867745	390,506.434
	2007	$1.174699	$1.239441	113,680.986
	2006	$1.077644	$1.174699	94,224.555
	2005	$1.049665	$1.077644	62,987.000
	2004	$1.000000	$1.049665	0.000
TA Asset Allocation – Conservative – Initial Class	2011	$1.437238	$1.456515	0.000
Subaccount Inception Date May 1, 2002	2010	$1.336542	$1.437238	0.000
	2009	$1.081182	$1.336542	0.000
	2008	$1.389635	$1.081182	0.000
	2007	$1.323313	$1.389635	0.000
	2006	$1.224786	$1.323313	0.000
	2005	$1.179538	$1.224786	0.000
	2004	$1.089116	$1.179538	0.000
	2003	$1.000000	$1.089116	0.000

106

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Growth – Initial Class	2011	$1.367260	$1.276631	0.000
Subaccount Inception Date May 1, 2002	2010	$1.204883	$1.367260	0.000
	2009	$0.940202	$1.204883	0.000
	2008	$1.577851	$0.940202	0.000
	2007	$1.483425	$1.577851	0.000
	2006	$1.299672	$1.483425	0.000
	2005	$1.172954	$1.299672	0.000
	2004	$1.040631	$1.172954	0.000
	2003	$1.000000	$1.040631	0.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.455947	$1.445722	0.000
Subaccount Inception Date May 1, 2002	2010	$1.336224	$1.455947	0.000
	2009	$1.070860	$1.336224	0.000
	2008	$1.465301	$1.070860	0.000
	2007	$1.375068	$1.465301	0.000
	2006	$1.249478	$1.375068	0.000
	2005	$1.177978	$1.249478	0.000
	2004	$1.071274	$1.177978	0.000
	2003	$1.000000	$1.071274	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.433899	$1.387033	0.000
Subaccount Inception Date May 1, 2002	2010	$1.288538	$1.433899	0.000
	2009	$1.018489	$1.288538	0.000
	2008	$1.534546	$1.018489	0.000
	2007	$1.441971	$1.534546	0.000
	2006	$1.283146	$1.441971	0.000
	2005	$1.182586	$1.283146	0.000
	2004	$1.055085	$1.182586	0.000
	2003	$1.000000	$1.055085	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.323972	$1.342761	0.000
Subaccount Inception Date May 1, 2000	2010	$1.214338	$1.323972	0.000
	2009	$1.079149	$1.214338	0.000
	2008	$1.653630	$1.079149	0.000
	2007	$1.600985	$1.653630	0.000
	2006	$1.387034	$1.600985	0.000
	2005	$1.211837	$1.387034	0.000
	2004	$1.037373	$1.211837	0.000
	2003	$1.000000	$1.037373	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.027218	$1.886448	0.000
Subaccount Inception Date May 1, 2002	2010	$1.775400	$2.027218	0.000
	2009	$1.348011	$1.775400	0.000
	2008	$2.370020	$1.348011	0.000
	2007	$2.573569	$2.370020	0.000
	2006	$1.832327	$2.573569	0.000
	2005	$1.635687	$1.832327	0.000
	2004	$1.247170	$1.635687	0.000
	2003	$1.000000	$1.247170	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.208546	$1.201886	0.000
Subaccount Inception Date May 2, 1997	2010	$1.062934	$1.208546	0.000
	2009	$0.830889	$1.062934	0.000
	2008	$1.343558	$0.830889	0.000
	2007	$1.302033	$1.343558	0.000
	2006	$1.143780	$1.302033	0.000
	2005	$1.119870	$1.143780	0.000
	2004	$1.021871	$1.119870	0.000
	2003	$1.000000	$1.021871	0.000

107

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth – Initial Class	2011	$1.231751	$1.208329	0.000
Subaccount Inception Date December 13, 1996	2010	$1.111472	$1.231751	0.000
	2009	$0.798516	$1.111472	0.000
	2008	$1.284175	$0.798516	0.000
	2007	$1.166632	$1.284175	0.000
	2006	$1.159008	$1.166632	0.000
	2005	$1.031770	$1.159008	0.000
	2004	$0.957795	$1.031770	0.000
	2003	$1.000000	$0.957795	0.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.322299	$1.229552	0.000
Subaccount Inception Date May 1, 2000	2010	$1.051095	$1.322299	0.000
	2009	$0.832433	$1.051095	0.000
	2008	$1.325226	$0.832433	0.000
	2007	$1.328787	$1.325226	0.000
	2006	$1.135338	$1.328787	0.000
	2005	$1.105003	$1.135338	0.000
	2004	$1.025659	$1.105003	0.000
	2003	$1.000000	$1.025659	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.643398	$1.699740	0.000
Subaccount Inception Date June 21, 1999	2010	$1.480603	$1.643398	0.000
	2009	$1.018657	$1.480603	0.000
	2008	$1.379583	$1.018657	0.000
	2007	$1.372181	$1.379583	0.000
	2006	$1.252826	$1.372181	0.000
	2005	$1.246462	$1.252826	0.000
	2004	$1.150343	$1.246462	0.000
	2003	$1.000000	$1.150343	0.000
TA MFS International Equity – Initial Class	2011	$1.471150	$1.306244	0.000
Subaccount Inception Date May 1, 2001	2010	$1.348706	$1.471150	0.000
	2009	$1.029702	$1.348706	0.000
	2008	$1.612043	$1.029702	0.000
	2007	$1.496170	$1.612043	0.000
	2006	$1.231481	$1.496170	0.000
	2005	$1.105264	$1.231481	0.000
	2004	$0.979225	$1.105264	0.000
	2003	$1.000000	$0.979225	0.000
TA PIMCO Total Return – Initial Class	2011	$1.462038	$1.533791	0.000
Subaccount Inception Date May 1, 2002	2010	$1.381646	$1.462038	0.000
	2009	$1.206188	$1.381646	0.000
	2008	$1.257002	$1.206188	0.000
	2007	$1.168829	$1.257002	0.000
	2006	$1.136148	$1.168829	0.000
	2005	$1.124682	$1.136148	0.000
	2004	$1.090330	$1.124682	0.000
	2003	$1.000000	$1.090330	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.551893	$1.557956	0.000
Subaccount Inception Date May 1, 2000	2010	$1.169467	$1.551893	0.000
	2009	$0.854110	$1.169467	0.000
	2008	$1.357315	$0.854110	0.000
	2007	$1.254498	$1.357315	0.000
	2006	$1.226760	$1.254498	0.000
	2005	$1.123465	$1.226760	0.000
	2004	$1.031215	$1.123465	0.000
	2003	$1.000000	$1.031215	0.000

108

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA WMC Diversified Equity – Initial Class	2011	$1.283584	$1.178796	0.000
Subaccount Inception Date May 1, 2000	2010	$1.112797	$1.283584	0.000
	2009	$0.878472	$1.112797	0.000
	2008	$1.579962	$0.878472	0.000
	2007	$1.388874	$1.579962	0.000
	2006	$1.184338	$1.388874	0.000
	2005	$1.116318	$1.184338	0.000
	2004	$0.928396	$1.116318	0.000
	2003	$1.000000	$0.928396	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.523399	$1.564589	0.000
Subaccount Inception Date May 1, 2002	2010	$1.243310	$1.523399	0.000
	2009	$0.997234	$1.243310	0.000
	2008	$1.494481	$0.997234	0.000
	2007	$1.332696	$1.494481	0.000
	2006	$1.237092	$1.332696	0.000
	2005	$1.160714	$1.237092	0.000
	2004	$1.057833	$1.160714	0.000
	2003	$1.000000	$1.057833	0.000
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.443750	$1.451112	0.000
Subaccount Inception Date May 1, 2002	2010	$1.338197	$1.443750	0.000
	2009	$1.032458	$1.338197	0.000
	2008	$1.656873	$1.032458	0.000
	2007	$1.414865	$1.656873	0.000
	2006	$1.292368	$1.414865	0.000
	2005	$1.260191	$1.292368	0.000
	2004	$1.127956	$1.260191	0.000
	2003	$1.000000	$1.127956	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.398595	$1.329149	0.000
Subaccount Inception Date May 1, 2000	2010	$1.202573	$1.398595	0.000
	2009	$0.942915	$1.202573	0.000
	2008	$1.769136	$0.942915	0.000
	2007	$1.541267	$1.769136	0.000
	2006	$1.436101	$1.541267	0.000
	2005	$1.248282	$1.436101	0.000
	2004	$1.091940	$1.248282	0.000
	2003	$1.000000	$1.091940	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$1.804780	$1.620820	0.000
Subaccount Inception Date May 2, 2001	2010	$1.347642	$1.804780	0.000
	2009	$0.997481	$1.347642	0.000
	2008	$1.710005	$0.997481	0.000
	2007	$1.407439	$1.710005	0.000
	2006	$1.356483	$1.407439	0.000
	2005	$1.182204	$1.356483	0.000
	2004	$1.026868	$1.182204	0.000
	2003	$1.000000	$1.026868	0.000
TA AEGON Money Market – Initial Class	2011	$1.064042	$1.050533	0.000
Subaccount Inception Date January 1, 1995	2010	$1.077875	$1.064042	0.000
	2009	$1.090459	$1.077875	0.000
	2008	$1.078853	$1.090459	0.000
	2007	$1.040621	$1.078853	0.000
	2006	$1.006491	$1.040621	0.000
	2005	$0.990971	$1.006491	0.000
	2004	$0.993896	$0.990971	0.000
	2003	$1.000000	$0.993896	0.000

109

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.30%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AEGON U.S. Government Securities – Initial Class	2011	$1.314814	$1.396710	0.000
Subaccount Inception Date June 16, 1995	2010	$1.275736	$1.314814	0.000
	2009	$1.237053	$1.275736	0.000
	2008	$1.163996	$1.237053	0.000
	2007	$1.111955	$1.163996	0.000
	2006	$1.090697	$1.111955	0.000
	2005	$1.080729	$1.090697	0.000
	2004	$1.059877	$1.080729	0.000
	2003	$1.000000	$1.059877	0.000
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.554192	$1.314957	0.000
Subaccount Inception Date January 1, 1995	2010	$1.451334	$1.554192	0.000
	2009	$1.167904	$1.451334	0.000
	2008	$1.934279	$1.167904	0.000
	2007	$1.695068	$1.934279	0.000
	2006	$1.390238	$1.695068	0.000
	2005	$1.237571	$1.390238	0.000
	2004	$1.080388	$1.237571	0.000
	2003	$1.000000	$1.080388	0.000
TA Multi Managed Large Cap Core – Initial Class	2011	$1.424304	$1.374186	0.000
Subaccount Inception Date January 1, 1995	2010	$1.210691	$1.424304	0.000
	2009	$0.843426	$1.210691	0.000
	2008	$1.475270	$0.843426	0.000
	2007	$1.368013	$1.475270	0.000
	2006	$1.255965	$1.368013	0.000
	2005	$1.162777	$1.255965	0.000
	2004	$1.044706	$1.162777	0.000
	2003	$1.000000	$1.044706	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.499222	$1.380711	0.000
Subaccount Inception Date May 1, 2001	2010	$1.134188	$1.499222	0.000
	2009	$0.715572	$1.134188	0.000
	2008	$1.349671	$0.715572	0.000
	2007	$1.115871	$1.349671	0.000
	2006	$1.028462	$1.115871	0.000
	2005	$0.968672	$1.028462	0.000
	2004	$0.915881	$0.968672	0.000
	2003	$1.000000	$0.915881	0.000
TA AEGON Tactical Vanguard ETF – Balanced – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.961731	186,048.180
TA AEGON Tactical Vanguard ETF – Conservative – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.981563	1,612,580.323
TA AEGON Tactical Vanguard ETF – Growth – Service Class
Subaccount Inception Date May 2, 2011	2011	$1.000000	$0.921070	857,704.899

110

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Asset Allocation – Conservative – Initial Class	2011	$1.443418	$1.463492	0.000
Subaccount Inception Date May 1, 2002	2010	$1.341624	$1.443418	0.000
	2009	$1.084764	$1.341624	0.000
	2008	$1.393535	$1.084764	0.000
	2007	$1.326374	$1.393535	0.000
	2006	$1.227011	$1.326374	0.000
	2005	$1.000000	$1.227011	0.000
TA Asset Allocation – Growth – Initial Class	2011	$1.373148	$1.282768	0.000
Subaccount Inception Date May 1, 2002	2010	$1.209469	$1.373148	0.000
	2009	$0.943304	$1.209469	0.000
	2008	$1.582269	$0.943304	0.000
	2007	$1.486851	$1.582269	0.000
	2006	$1.302034	$1.486851	0.000
	2005	$1.000000	$1.302034	0.000
TA Asset Allocation – Moderate – Initial Class	2011	$1.462229	$1.452682	0.000
Subaccount Inception Date May 1, 2002	2010	$1.341335	$1.462229	0.000
	2009	$1.074425	$1.341335	0.000
	2008	$1.469438	$1.074425	0.000
	2007	$1.378257	$1.469438	0.000
	2006	$1.251752	$1.378257	0.000
	2005	$1.000000	$1.251752	0.000
TA Asset Allocation – Moderate Growth – Initial Class	2011	$1.440106	$1.393746	123,520.505
Subaccount Inception Date May 1, 2002	2010	$1.293468	$1.440106	123,520.505
	2009	$1.021885	$1.293468	123,520.505
	2008	$1.538888	$1.021885	0.000
	2007	$1.445324	$1.538888	0.000
	2006	$1.285492	$1.445324	0.000
	2005	$1.000000	$1.285492	0.000
TA BlackRock Large Cap Value – Initial Class	2011	$1.314183	$1.333492	124,434.965
Subaccount Inception Date May 1, 2000	2010	$1.204776	$1.314183	130,015.266
	2009	$1.070125	$1.204776	32,160.498
	2008	$1.638984	$1.070125	6,038.582
	2007	$1.586029	$1.638984	6,047.242
	2006	$1.373411	$1.586029	0.000
	2005	$1.000000	$1.373411	0.000
TA Clarion Global Real Estate Securities – Initial Class	2011	$2.035925	$1.895479	8,521.669
Subaccount Inception Date May 1, 2002	2010	$1.782147	$2.035925	8,530.602
	2009	$1.352468	$1.782147	8,540.821
	2008	$2.376670	$1.352468	8,552.397
	2007	$2.579503	$2.376670	8,561.451
	2006	$1.835653	$2.579503	13,660.636
	2005	$1.000000	$1.835653	0.000
TA JPMorgan Enhanced Index – Initial Class	2011	$1.012004	$1.006921	49,287.001
Subaccount Inception Date May 2, 1997	2010	$0.889633	$1.012004	50,621.823
	2009	$0.695084	$0.889633	80,871.006
	2008	$1.123403	$0.695084	94,033.501
	2007	$1.088148	$1.123403	116,932.845
	2006	$0.955422	$1.088148	82,592.509
	2005	$1.000000	$0.955422	49,854.000

111

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Jennison Growth – Initial Class	2011	$0.980165	$0.962002	92,571.438
Subaccount Inception Date December 13, 1996	2010	$0.884015	$0.980165	105,020.891
	2009	$0.634782	$0.884015	15,699.102
	2008	$1.020357	$0.634782	15,736.073
	2007	$0.926507	$1.020357	22,742.331
	2006	$0.919997	$0.926507	29,119.158
	2005	$1.000000	$0.919997	24,001.000
TA Morgan Stanley Capital Growth – Initial Class	2011	$1.214860	$1.130215	0.000
Subaccount Inception Date May 1, 2000	2010	$0.965218	$1.214860	0.000
	2009	$0.764045	$0.965218	0.000
	2008	$1.215742	$0.764045	0.000
	2007	$1.218398	$1.215742	0.000
	2006	$1.040511	$1.218398	0.000
	2005	$1.000000	$1.040511	0.000
TA AEGON High Yield Bond – Initial Class	2011	$1.647887	$1.705221	2,899.536
Subaccount Inception Date June 21, 1999	2010	$1.483913	$1.647887	2,908.337
	2009	$1.020431	$1.483913	2,916.915
	2008	$1.381306	$1.020431	2,926.523
	2007	$1.373205	$1.381306	5,667.223
	2006	$1.253150	$1.373205	0.000
	2005	$1.000000	$1.253150	0.000
TA MFS International Equity – Initial Class	2011	$1.198383	$1.064576	0.000
Subaccount Inception Date May 1, 2001	2010	$1.098102	$1.198383	0.000
	2009	$0.837955	$1.098102	0.000
	2008	$1.311199	$0.837955	0.000
	2007	$1.216347	$1.311199	0.000
	2006	$1.000666	$1.216347	0.000
	2005	$1.000000	$1.000666	0.000
TA PIMCO Total Return – Initial Class	2011	$1.468334	$1.541170	534.941
Subaccount Inception Date May 1, 2002	2010	$1.386905	$1.468334	537.431
	2009	$1.210180	$1.386905	539.902
	2008	$1.260541	$1.210180	542.739
	2007	$1.171534	$1.260541	10,129.876
	2006	$1.138214	$1.171534	0.000
	2005	$1.000000	$1.138214	0.000
TA T. Rowe Price Small Cap – Initial Class	2011	$1.436428	$1.442743	0.000
Subaccount Inception Date May 1, 2000	2010	$1.081922	$1.436428	0.000
	2009	$0.789781	$1.081922	0.000
	2008	$1.254462	$0.789781	0.000
	2007	$1.158869	$1.254462	0.000
	2006	$1.132689	$1.158869	0.000
	2005	$1.000000	$1.132689	0.000
TA Multi-Managed Balanced – Initial Class	2011	$1.529974	$1.572120	0.000
Subaccount Inception Date May 1, 2002	2010	$1.248058	$1.529974	0.000
	2009	$1.000543	$1.248058	0.000
	2008	$1.498683	$1.000543	0.000
	2007	$1.335781	$1.498683	0.000
	2006	$1.239342	$1.335781	0.000
	2005	$1.000000	$1.239342	0.000

112

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA AllianceBernstein Dynamic Allocation – Initial Class	2011	$1.449976	$1.458088	0.000
Subaccount Inception Date May 1, 2002	2010	$1.343302	$1.449976	0.000
	2009	$1.035882	$1.343302	0.000
	2008	$1.661544	$1.035882	0.000
	2007	$1.418146	$1.661544	0.000
	2006	$1.294720	$1.418146	0.000
	2005	$1.000000	$1.294720	0.000
TA WMC Diversified Growth – Initial Class	2011	$1.116284	$1.061382	162,894.230
Subaccount Inception Date May 1, 2000	2010	$0.959353	$1.116284	130,185.492
	2009	$0.751847	$0.959353	146,106.331
	2008	$1.409942	$0.751847	159,591.103
	2007	$1.227724	$1.409942	197,099.338
	2006	$1.143396	$1.227724	124,662.002
	2005	$1.000000	$1.143396	0.000
TA Morgan Stanley Growth Opportunities – Initial Class	2011	$2.144594	$1.926956	0.000
Subaccount Inception Date May 2, 2001	2010	$1.600591	$2.144594	0.000
	2009	$1.184124	$1.600591	0.000
	2008	$2.028961	$1.184124	1,571.210
	2007	$1.669130	$2.028961	1,573.463
	2006	$1.607904	$1.669130	0.000
	2005	$1.000000	$1.607904	0.000
TA AEGON Money Market – Initial Class	2011	$1.081306	$1.068064	0.000
Subaccount Inception Date January 1, 1995	2010	$1.094790	$1.081306	0.000
	2009	$1.107014	$1.094790	0.000
	2008	$1.094695	$1.107014	3,788.167
	2007	$1.055380	$1.094695	3,795.746
	2006	$1.020274	$1.055380	0.000
	2005	$1.000000	$1.020274	0.000
TA Systematic Small/Mid Cap Value – Initial Class	2011	$2.172744	$2.088952	119,310.291
Subaccount Inception Date January 1, 1995	2010	$1.686857	$2.172744	120,121.218
	2009	$1.192595	$1.686857	120,164.570
	2008	$2.042093	$1.192595	130,365.563
	2007	$1.657650	$2.042093	133,419.182
	2006	$1.421656	$1.657650	55,649.194
	2005	$1.000000	$1.421656	21,203.000
TA AEGON U.S. Government Securities – Initial Class	2011	$1.344691	$1.429157	0.000
Subaccount Inception Date June 16, 1995	2010	$1.304088	$1.344691	0.000
	2009	$1.263925	$1.304088	0.000
	2008	$1.188702	$1.263925	3,812.614
	2007	$1.134988	$1.188702	3,820.239
	2006	$1.112738	$1.134988	0.000
	2005	$1.000000	$1.112738	0.000
TA Morgan Stanley Active International Allocation – Initial Class	2011	$1.289168	$1.091270	19,539.735
Subaccount Inception Date January 1, 1995	2010	$1.203254	$1.289168	20,020.076
	2009	$0.967802	$1.203254	20,037.173
	2008	$1.602061	$0.967802	29,379.807
	2007	$1.403238	$1.602061	29,417.215
	2006	$1.150322	$1.403238	42,488.649
	2005	$1.000000	$1.150322	29,073.000

113

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
TA Multi Managed Large Cap Core – Initial Class	2011	$1.303628	$1.258384	17,098.019
Subaccount Inception Date January 1, 1995	2010	$1.107576	$1.303628	17,098.019
	2009	$0.771208	$1.107576	17,098.019
	2008	$1.348278	$0.771208	17,098.019
	2007	$1.249638	$1.348278	17,098.019
	2006	$1.146722	$1.249638	29,525.647
	2005	$1.000000	$1.146722	0.000
TA Morgan Stanley Mid-Cap Growth – Initial Class	2011	$1.109148	$1.021978	2,069.565
Subaccount Inception Date May 1, 2001	2010	$0.838670	$1.109148	0.000
	2009	$0.528867	$0.838670	0.000
	2008	$0.997022	$0.528867	0.000
	2007	$0.823890	$0.997022	0.000
	2006	$0.758974	$0.823890	0.000
	2005	$1.000000	$0.758974	0.000
Invesco Van Kampen V.I. Value Opportunities Fund – Series II Shares	2011	$0.931187	$0.888489	278.543
Subaccount Inception Date May 1, 2002	2010	$0.881600	$0.931187	2,639.707
	2009	$0.604186	$0.881600	2,658.315
	2008	$1.271980	$0.604186	2,677.626
	2007	$1.270636	$1.271980	2,701.878
	2006	$1.139065	$1.270636	0.000
	2005	$1.000000	$1.139065	0.000
Invesco Van Kampen V.I. American Franchise Fund – Series II Shares	2011	$1.014197	$0.920407	0.000
Subaccount Inception Date May 1, 2002	2010	$0.891339	$1.014197	0.000
	2009	$0.747594	$0.891339	0.000
	2008	$1.319374	$0.747594	0.000
	2007	$1.195666	$1.319374	0.000
	2006	$1.141419	$1.195666	0.000
	2005	$1.000000	$1.141419	0.000
AllianceBernstein Growth and Income Portfolio – Class B	2011	$0.978382	$1.024988	705.668
Subaccount Inception Date May 1, 2001	2010	$0.878204	$0.978382	3,559.318
	2009	$0.738833	$0.878204	3,582.663
	2008	$1.261449	$0.738833	3,607.264
	2007	$1.218097	$1.261449	6,882.984
	2006	$1.054234	$1.218097	0.000
	2005	$1.000000	$1.054234	0.000
AllianceBernstein Large Cap Growth Portfolio – Class B	2011	$0.831363	$0.790303	0.000
Subaccount Inception Date May 1, 2001	2010	$0.766396	$0.831363	0.000
	2009	$0.565961	$0.766396	0.000
	2008	$0.952272	$0.565961	0.000
	2007	$0.848701	$0.952272	0.000
	2006	$0.864830	$0.848701	0.000
	2005	$1.000000	$0.864830	0.000
Fidelity VIP Contrafund® Portfolio – Service Class 2	2011	$1.564362	$1.502076	47,688.153
Subaccount Inception Date May 1, 2000	2010	$1.354615	$1.564362	47,688.153
	2009	$1.012451	$1.354615	47,688.153
	2008	$1.788832	$1.012451	47,688.153
	2007	$1.544135	$1.788832	54,756.448
	2006	$1.402996	$1.544135	0.000
	2005	$1.000000	$1.402996	0.000

114

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
Fidelity VIP Equity-Income Portfolio – Service Class 2	2011	$1.099640	$1.093210	617.617
Subaccount Inception Date May 1, 2000	2010	$0.968848	$1.099640	620,489
	2009	$0.755259	$0.968848	623.339
	2008	$1.337242	$0.755259	626.617
	2007	$1.337042	$1.337242	3,470.643
	2006	$1.128753	$1.337042	0.000
	2005	$1.000000	$1.128753	0.000
Fidelity VIP Growth Portfolio – Service Class 2	2011	$0.880152	$0.869018	0.000
Subaccount Inception Date May 1, 2001	2010	$0.719468	$0.880152	0.000
	2009	$0.569269	$0.719468	0.000
	2008	$1.093944	$0.569269	0.000
	2007	$0.874541	$1.093944	0.000
	2006	$0.830834	$0.874541	0.000
	2005	$1.000000	$0.830834	0.000
Fidelity VIP Mid Cap Portfolio – Service Class 2	2011	$2.369263	$2.086107	45,716.904
Subaccount Inception Date May 1, 2000	2010	$1.865781	$2.369263	45,716.904
	2009	$1.351755	$1.865781	45,716.904
	2008	$2.266360	$1.351755	45,716.904
	2007	$1.989658	$2.266360	48,791.087
	2006	$1.792176	$1.989658	0.000
	2005	$1.000000	$1.792176	0.000
Fidelity VIP Value Strategies Portfolio – Service Class 2	2011	$1.472847	$1.323223	0.000
Subaccount Inception Date May 1, 2002	2010	$1.180361	$1.472847	0.000
	2009	$0.760482	$1.180361	0.000
	2008	$1.580730	$0.760482	0.000
	2007	$1.517999	$1.580730	0.000
	2006	$1.324841	$1.517999	0.000
	2005	$1.000000	$1.324841	0.000
Franklin Income Securities Fund – Class 2	2011	$1.005682	$1.016968	0.000
Subaccount Inception Date May 1, 2007	2010	$0.903723	$1.005682	0.000
	2009	$0.674813	$0.903723	0.000
	2008	$0.971353	$0.674813	0.000
	2007	$1.000000	$0.971353	0.000
Mutual Shares Securities Fund – Class 2	2011	$0.819803	$0.801269	0.000
Subaccount Inception Date May 1, 2007	2010	$0.746489	$0.819803	0.000
	2009	$0.599635	$0.746489	0.000
	2008	$0.965403	$0.599635	0.000
	2007	$1.000000	$0.965403	0.000
Templeton Foreign Securities Fund – Class 2	2011	$0.913165	$0.805995	0.000
Subaccount Inception Date May 1, 2007	2010	$0.852876	$0.913165	0.000
	2009	$0.630121	$0.852876	0.000
	2008	$1.070130	$0.630121	0.000
	2007	$1.000000	$1.070130	0.000
JPMorgan Insurance Trust Core Bond Portfolio	2011	$1.136914	$1.206639	0.000
Subaccount Inception Date April 23, 2009	2010	$1.053799	$1.136914	0.000
	2009	$1.000000	$1.053799	0.000
JPMorgan Insurance Trust International Equity Portfolio – Class 1	2011	$1.503124	$1.314620	0.000
Subaccount Inception Date April 27, 2009	2010	$1.420219	$1.503124	0.000
	2009	$1.000000	$1.420219	0.000
JPMorgan Insurance Trust U.S. Equity Portfolio – Class 1	2011	$1.517421	$1.470738	0.000
Subaccount Inception Date April 23, 2009	2010	$1.352727	$1.517421	0.000
	2009	$1.000000	$1.352727	0.000

115

CONDENSED FINANCIAL INFORMATION — (Continued)

		Separate Account Expense 1.25%
Subaccount	Year	Beginning AUV	Ending AUV	# Units
JPMorgan Insurance Trust Mid Cap Value Portfolio	2011	$1.603270	$1.617737	40,389.121
Subaccount Inception Date April 23, 2009	2010	$1.352727	$1.603270	40,389.121
	2009	$1.000000	$1.314897	40,389.121
JPMorgan Insurance Trust Small Cap Core Portfolio	2011	$1.661890	$1.563096	0.000
Subaccount Inception Date April 23, 2009	2010	$1.323602	$1.661890	0.000
	2009	$1.000000	$1.323602	0.000
Janus Aspen – Enterprise Portfolio – Service Shares	2011	$1.264171	$1.227967	0.000
Subaccount Inception Date October 9, 2000	2010	$1.019736	$1.264171	0.000
	2009	$0.714794	$1.019736	0.000
	2008	$1.289164	$0.714794	0.000
	2007	$1.072245	$1.289164	0.000
	2006	$0.958132	$1.072245	0.000
	2005	$1.000000	$0.958132	0.000
Janus Aspen – Worldwide Portfolio – Service Shares	2011	$0.857507	$0.728468	0.000
Subaccount Inception Date October 9, 2000	2010	$0.751573	$0.857507	0.000
	2009	$0.553819	$0.751573	0.000
	2008	$1.016044	$0.553819	0.000
	2007	$0.940727	$1.016044	0.000
	2006	$0.807605	$0.940727	0.000
	2005	$1.000000	$0.807605	0.000
MFS® New Discovery Series – Service Class	2011	$1.559306	$1.378473	0.000
Subaccount Inception Date May 1, 2002	2010	$1.161385	$1.559306	0.000
	2009	$0.721754	$1.161385	0.000
	2008	$1.208354	$0.721754	0.000
	2007	$1.196609	$1.208354	0.000
	2006	$1.072810	$1.196609	0.000
	2005	$1.000000	$1.072810	0.000
MFS® Total Return Series – Service Class	2011	$1.278746	$1.283009	0.000
Subaccount Inception Date May 1, 2002	2010	$1.180963	$1.278746	0.000
	2009	$1.015691	$1.180963	0.000
	2008	$1.323958	$1.015691	0.000
	2007	$1.289840	$1.323958	0.000
	2006	$1.169929	$1.289840	0.000
	2005	$1.000000	$1.169929	0.000

(1)	The beginning and ending AUV for this fund also reflects a 0.10% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(2)	The beginning and ending AUV for this fund also reflects a 0.15% Fund Facilitation Fee which is in addition to the Separate Account Expense percentage listed above.
(3)	The beginning and ending AUV for this fund also reflects a 0.20% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.
(4)	The beginning and ending AUV for this fund also reflects a 0.30% Fund Facilitation Fee which is in addition the the Separate Account Expense percentage listed above.

TA Legg Mason Dynamic Allocation - Balanced and TA Legg Mason Dynamic Allocation - Growth funds had not commenced operations as of December 31, 2011, therefore, comparable data is not available.

116

F I N A N C I A L   S T A T E M E N T S   A N D   S C H E D U L E S –

S T A T U T O R Y   B A S I S

Transamerica Financial Life Insurance Company

Years Ended December 31, 2011, 2010 and 2009

Transamerica Financial Life Insurance Company

Financial Statements and Schedules – Statutory Basis

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2011.

1

Amember firm of Ernst & Young Global Limited

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2010 and 2009 in response to new accounting standards, the Company changed its method of accounting for collateral received related to certain financial transactions, deferred income taxes, and investments in loan-backed and structured securities.

April 11, 2012

2

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis

(Dollars in Thousands, Except per Share Data)

	December 31
	2011	2010
Admitted assets
Cash and invested assets:
Bonds	$7,790,711	$8,064,065
Preferred stocks	2,228	1,610
Common stocks
Affiliated entities (cost: 2011—$4,892; 2010—$ 4,595)	5,697	5,545
Unaffiliated (cost: 2011 - $1,402; 2010 - $ 3,041)	4,191	7,046
Mortgage loans on real estate	625,301	769,469
Policy loans	55,858	62,379
Cash, cash equivalents and short-term investments	178,103	138,349
Derivatives	123,812	52,246
Other invested assets	92,134	102,408
Receivables for securities	6,185	7,973
Securities lending reinvested collateral assets	476,053	476,851

Total cash and invested assets	9,360,273	9,687,941

Premiums deferred and uncollected	10,587	70,080
Due and accrued investment income	96,954	100,638
Net deferred income tax asset	50,594	66,106
Reinsurance receivable	15,795	18,832
Federal income tax recoverable	—	33,781
Receivable from parent, subsidiaries and affiliates	21,243	19,748
Accounts receivable	27,050	29,484
Estimated premium tax offset on the provision for future guarantee fund assessments	16,319	16,000
Other admitted assets	1,206	2,717
Separate account assets	15,878,424	14,267,158

Total admitted assets	$25,478,445	$24,312,485

3

Transamerica Financial Life Insurance Company

Balance Sheets – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31
	2011	2010
Liabilities and capital and surplus
Liabilities:
Aggregate reserves for policies and contracts:
Life	$785,498	$1,163,481
Annuity	6,908,679	6,715,284
Accident and health	120,653	118,911
Policy and contract claim reserves:
Life	19,491	62,607
Annuity	551	377
Accident and health	15,562	24,711
Liability for deposit-type contracts	64,049	124,817
Other policyholders’ funds	870	939
Federal income taxes payable	6,385	—
Transfers (from) to separate accounts due or accrued	(59,547)	42,634
Remittances and items not allocated	167,965	173,769
Asset valuation reserve	101,956	110,118
Interest maintenance reserve	80,537	86,084
Funds held under coinsurance and other reinsurance treaties	241	139
Reinsurance in unauthorized companies	806	1,407
Commissions and expense allowances payable on reinsurance assumed	15,029	10,970
Payable for securities	20,491	528
Payable to parent, subsidiaries and affiliates	22,062	24,029
Derivatives	4,714	12,568
Payable for securities lending	476,053	476,851
Taxes, licenses and fees due or accrued	34,882	26,518
Payable for derivative cash collateral	87,708	35,079
Deferred gain on assumption of reinsurance transaction	20,408	22,834
Other liabilities	12,898	16,926
Separate account liabilities	15,878,363	14,266,237

Total liabilities	24,786,304	23,517,818

Capital and surplus:
Common stock, $125 per share par value, 16,466 shares authorized, issued and outstanding	2,058	2,058
Preferred stock, $10 per share par value, 44,175 shares authorized, issued and outstanding	442	442
Aggregate write-ins for other than special surplus funds	27,930	31,476
Surplus notes	150,000	150,000
Paid-in surplus	849,460	849,460
Special surplus	4,796	4,581
Unassigned deficit	(342,545)	(243,350)

Total capital and surplus	692,141	794,667

Total liabilities and capital and surplus	$25,478,445	$24,312,485

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Revenues:
Premiums and other considerations, net of reinsurance:
Life	$(378,419)	$394,883	$386,415
Annuity	4,738,804	4,664,761	3,871,445
Accident and health	66,085	85,634	70,664
Net investment income	463,530	506,127	505,584
Amortization of interest maintenance reserve	16,416	10,260	2,280
Commissions and expense allowances on reinsurance ceded	(52,546)	60,476	56,903
Income from fees associated with investment management, administration and contract guarantees for separate accounts	114,076	92,604	73,404
Consideration on reinsurance transaction	75,821	—	1,135
Assumption reinsurance gain	—	53,413	—
Income from fees associated with investment management and administration for general account	35,591	11,120	6,419
IMR adjustment due to reinsurance	13,086	—	—
Other income	24,308	26,579	19,256

	5,116,752	5,905,857	4,993,505
Benefits and expenses:
Benefits paid or provided for:
Life and accident and health benefits	145,511	306,149	303,056
Annuity benefits	105,868	99,443	92,860
Surrender benefits	3,671,197	3,045,837	2,221,500
Other benefits	8,152	10,637	14,680
Increase (decrease) in aggregate reserves for policies and contracts:
Life	(379,626)	136,548	61,506
Annuity	193,394	(289,567)	71,743
Accident and health	1,742	8,224	4,035

	3,746,238	3,317,271	2,769,380
Insurance expenses:
Commissions	152,964	144,196	139,330
General insurance expenses	143,542	123,475	126,883
Taxes, licenses and fees	18,065	15,895	7,656
Net transfers to separate accounts	1,143,898	2,092,506	1,367,434
Experience refunds	85,372	12,074	31,650
Interest on surplus notes	9,375	9,375	9,375
Other benefits	(3,715)	(3,354)	(9,572)

	1,549,501	2,394,167	1,672,756

Total benefits and expenses	5,295,739	5,711,438	4,442,136

(Loss) gain from operations before dividends to policyholders, federal income tax expense and net realized capital losses on investments	$(178,987)	$194,419	$551,369

5

Transamerica Financial Life Insurance Company

Statements of Operations – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Dividends to policyholders	$—	$—	$17

(Loss) gain from operations before federal income tax expense and net realized capital losses on investments	(178,987)	194,419	551,352
Federal income tax expense	44,789	58,571	40,971

(Loss) gain from operations before net realized capital losses on investments	(223,776)	135,848	510,381
Net realized capital losses on investments (net of related federal income taxes and amounts tranferred to interest maintenance reserve)	(43,004)	(65,499)	(185,003)

Net (loss) income	$(266,780)	$70,349	$325,378

See accompanying notes.

6

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and

Surplus – Statutory Basis

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at January 1, 2009	$2,058	$442	$—	$150,000	$849,475	$2,235	$(243,126)	$761,084
Cumulative effect of change in accounting principles	—	—	—	—	—	—	(5,198)	(5,198)
Net income	—	—	—	—	—	1,518	323,860	325,378
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	(129,137)	(129,137)
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	(3)	(3)
Change in nonadmitted assets	—	—	—	—	—	—	16,240	16,240
Change in asset valuation reserve	—	—	—	—	—	—	(5,098)	(5,098)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	22,417	22,417
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	4,577	4,577
Surplus contributed to separate account	—	—	—	—	—	—	(22)	(22)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(9,257)	(9,257)
Change in net deferred income tax asset	—	—	—	—	—	—	(95,930)	(95,930)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	27,585	—	—	—	—	27,585
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(15)	—	—	(15)

Balance at December 31, 2009	2,058	442	27,585	150,000	849,460	3,753	(121,672)	911,626
Cumulative effect of change in accounting principles	—	—	—	—	—	—	601	601
Net income	—	—	—	—	—	828	69,521	70,349
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	4,775	4,775
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	(2)	(2)
Change in nonadmitted assets	—	—	—	—	—	—	6,559	6,559
Change in asset valuation reserve	—	—	—	—	—	—	(21,129)	(21,129)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	2,311	2,311
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	(3,001)	(3,001)
Surplus contributed to separate account	—	—	—	—	—	—	(547)	(547)
Other changes in surplus in separate account statement	—	—	—	—	—	—	610	610
Change in net deferred income tax asset	—	—	—	—	—	—	24,065	24,065
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	3,891	—	—	—	—	3,891
Change in deferred premium due to valuation adjustment	—	—	—	—	—	—	(4,446)	(4,446)
Dividends to stockholders	—	—	—	—	—	—	(200,000)	(200,000)

Balance at December 31, 2010	$2,058	$442	$31,476	$150,000	$849,460	$4,581	$(243,350)	$794,667

7

Transamerica Financial Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis (continued)

(Dollars in Thousands)

	Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Deficit	Total Capital and Surplus
Balance at December 31, 2010	$2,058	$442	$31,476	$150,000	$849,460	$4,581	$(243,350)	$794,667
Net income (loss)	—	—	—	—	—	215	(266,995)	(266,780)
Change in net unrealized capital gains and losses, net of tax	—	—	—	—	—	—	48,801	48,801
Change in net unrealized foreign capital gains and losses, net of tax	—	—	—	—	—	—	(793)	(793)
Change in nonadmitted assets	—	—	—	—	—	—	19,988	19,988
Change in asset valuation reserve	—	—	—	—	—	—	1,914	1,914
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	601	601
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	520	520
Surplus withdrawn from separate account	—	—	—	—	—	—	965	965
Other changes in surplus in separate account statement	—	—	—	—	—	—	(860)	(860)
Change in net deferred income tax asset	—	—	—	—	—	—	(7,754)	(7,754)
Change in surplus as result of reinsurance	—	—	—	—	—	—	400,760	400,760
Change in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	(3,546)	—	—	—	—	(3,546)
Correction of error-asset valuation reserve	—	—	—	—	—	—	6,248	6,248
Correction of error-TLIC novation of group annuity policies	—	—	—	—	—	—	(2,590)	(2,590)
Dividends to stockholders	—	—	—	—	—	—	(300,000)	(300,000)

Balance at December 31, 2011	$2,058	$442	$27,930	$150,000	$849,460	$4,796	$(342,545)	$692,141

See accompanying notes.

8

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Operating activities
Premiums collected, net of reinsurance	$4,483,991	$5,148,268	$4,324,182
Net investment income	481,777	521,507	500,581
Miscellaneous income	592,123	170,094	152,004
Benefit and loss related payments	(4,032,966)	(3,490,532)	(2,776,934)
Net transfers to separate accounts	(1,246,079)	(2,050,540)	(1,364,038)
Commissions, expenses paid and aggregate write-ins for deductions	(337,782)	(259,124)	(311,940)
Dividends paid to policyholders	—	—	(17)
Federal and foreign income taxes (paid) recovered	(20,425)	(110,673)	36,010

Net cash (used in) provided by operating activities	(79,361)	(71,000)	559,848

Investing activities
Proceeds from investments sold, matured or repaid:
Bonds	1,767,840	3,047,327	2,337,461
Preferred stock	—	1,700	499
Common stock	2,041	2,909	1,153
Mortgage loans	199,996	187,431	190,321
Real estate	—	—	4,950
Securities lending reinvested collateral assets	798	—	—
Other invested assets	23,669	17,733	7,481
Miscellaneous proceeds	23,856	971	56,901

Total investment proceeds	2,018,200	3,258,071	2,598,766

Costs of investments acquired:
Bonds	(1,486,259)	(3,120,465)	(3,674,181)
Preferred stock	(618)	—	(997)
Common stock	(1,694)	(2,535)	(3,462)
Mortgage loans	(55,689)	(46)	(1,206)
Securities lending reinvested collateral assets	—	(476,851)	—
Other invested assets	(12,955)	(11,074)	(7,166)
Miscellaneous applications	(32,729)	(103,341)	(148,504)

Total cost of investments acquired	(1,589,944)	(3,714,312)	(3,835,516)
Net decrease (increase) in policy loans	6,530	(2,794)	(2,685)

Net cost of investments acquired	(1,583,414)	(3,717,106)	(3,838,201)

Net cash provided by (used in) investing activities	434,786	(459,035)	(1,239,435)

9

Transamerica Financial Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

(Dollars in Thousands)

	Year Ended December 31
	2011	2010	2009
Financing and miscellaneous activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(65,804)	$(42,174)	$(158,504)
Dividends to stockholders	(300,000)	(200,000)	—
Funds withheld under reinsurance treaties with unauthorized reinsurers	288	(83)	840
Receivable from parent, subsidiaries and affiliates	(1,496)	49,192	(4,751)
Payable to parent, subsidiaries and affiliates	(1,967)	(2,451)	(23,225)
Payable for securities lending	(798)	476,851	—
Other cash provided	54,106	171,697	140,150

Net cash (used in) provided by financing and miscellaneous activities	(315,671)	453,032	(45,490)

Net increase (decrease) in cash, cash equivalents and short-term investments	39,754	(77,003)	(725,077)

Cash, cash equivalents and short-term investments:
Beginning of year	138,349	215,352	940,429

End of year	$178,103	$138,349	$215,352

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC). Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services (formerly known as the Department of Insurance of the State of New York), which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in earnings for those designated as trading and as a separate component of other comprehensive income

11

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

(OCI) for those designated as available-for-sale. Fair value for GAAP is based on indexes, third party pricing services, brokers, external fund managers and internal models. For statutory reporting, the NAIC allows insurance companies to report the fair value determined by the Securities Valuation Office of the NAIC (SVO) or determine the fair value by using a permitted valuation method.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis. An other-than-temporary impairment is also considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows. If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.

For GAAP, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If high credit quality securities are adjusted, the retrospective method is used. If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date. If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in OCI, net of applicable taxes.

12

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of OCI rather than to income as required for fair value hedges, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.

Derivative instruments are also used in replication transactions. In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset. For GAAP, the derivative is reported at fair value, with the changes in fair value reported in income.

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties. Changes between depreciated cost and admitted amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances are established for mortgage loans, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus as part of the change in asset valuation reserve (AVR), rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of

13

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan based on groupings of individual securities sold in five year bands. That net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pre-tax basis in the period that the assets giving rise to the gains or losses are sold.

The AVR provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries: The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily net deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual (NAIC SAP), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent they are not impaired.

14

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received. Benefits incurred represent surrenders and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk and guaranteed interest in group annuity contracts are recorded directly to a policy reserve account using deposit accounting, without recognizing premium income or benefits expense. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance: Any reinsurance amounts deemed to be uncollectible have been written off through a charge to operations. In addition, a liability for reinsurance balances would be established for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Deferred Income Taxes: The Company computes deferred income taxes in accordance with Statement of Statutory Accounting Principle (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10. Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing

15

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are nonadmitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

Goodwill: Goodwill is admitted subject to an aggregate limitation of ten percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill. Excess goodwill is nonadmitted. Goodwill is amortized over ten years. Under GAAP, goodwill is measured as the excess of the consideration transferred plus the fair value of any noncontrolling interest in the acquiree at the acquisition date as compared to the fair values of the identifiable net assets acquired. Goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies as would be required under GAAP.

Surplus Notes: Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities: For securities lending programs, cash collateral received which may be sold or repledged by the Company is reflected as a

16

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

one-line entry on the balance sheet (securities lending reinvested collateral assets) and a corresponding liability is established to record the obligation to return the cash collateral. Collateral received which may not be sold or repledged is not recorded on the Company’s balance sheet. Under GAAP, the reinvested collateral is included within invested assets (i.e. it is not one-line reported).

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting policies are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed an NAIC designation of 6, are reported at amortized cost using the interest method.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders. These securities meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost or fair value based upon their NAIC rating.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method, including anticipated prepayments, except for those with an initial NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities, except principal-only and interest-only securities, which are valued using the prospective method.

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in effect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally

17

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

recognized credit rating changes are monitored. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value. Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis. If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value. For structured securities, cash flow trends and underlying levels of collateral are monitored. The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost or fair value, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of unaffiliated companies are reported at fair value and the related net unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

If the Company determines that a decline in the fair value of a common stock or a preferred stock is other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers the following factors in determining whether a decline in value is other-than-temporary: (a) the financial condition and prospects of the issuer; (b) whether or not the Company has made a decision to sell the investment; and (c) the length of time and extent to which the value has been below cost.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses, reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

18

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

The Company has minority ownership interests in joint ventures and limited partnerships. The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee. For a decline in the fair value of an investment in a joint venture or limited partnership which is determined to be other-than-temporary, the Company writes it down to fair value as the new cost basis and the amount of the write down is accounted for as a realized loss in the statement of operations. The Company considers an impairment to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or if there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment.

Investments in Low Income Housing Tax Credit (LIHTC) properties are valued at amortized cost. Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost, as required or permitted by New York Insurance Laws.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes. Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Income is also not accrued when collection is uncertain. In addition, accrued interest is excluded from investment income when payment exceeds 90 days past due. At December 31, 2011 and 2010, the Company excluded investment income due and accrued of $248 and $262, respectively, with respect to such practices.

19

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

For dollar repurchase agreements, the Company receives cash collateral in an amount at least equal to the fair value of the securities transferred by the Company in the transaction as of the transaction date. Cash received as collateral will be invested as needed or used for general corporate purposes of the Company.

Derivative Instruments

Overview: The Company may use various derivative instruments (options, caps, floors, swaps, foreign currency forwards and futures) to manage risks related to its ongoing business operations. On the transaction date of the derivative instrument, the Company designates the derivative as either (A) hedging (fair value, foreign currency fair value, cash flow, foreign currency cash flow, forecasted transactions or net investment in a foreign operation), (B) replication, (C) income generation or (D) held for other investment/risk management activities, which do not qualify for hedge accounting under SSAP No. 86, Accounting for Derivative Instruments and Hedging Activities (SSAP No. 86).

Derivative instruments used in hedging relationships are accounted for on a basis that is consistent with the hedged item (amortized cost or fair value). Derivative instruments used in replication relationships are accounted for on a basis that is consistent with the cash instrument and the replicated asset (amortized cost or fair value). Derivative instruments used in income generation relationships are accounted for on a basis that is consistent with the associated covered asset or underlying interest to which the derivative indicates (amortized cost or fair value). Derivative instruments held for other investment/risk management activities receive fair value accounting.

Derivative instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable. The Company uses derivatives as hedges, consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction. Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit rating of ‘A’ or better. The credit exposure of interest rate swaps and currency swaps is represented by the fair value of contracts, aggregated at a counterparty level, with a positive fair value at the reporting date. The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company’s

20

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

behalf. The posted amount is equal to the difference between the net positive fair value of the contracts and an agreed upon threshold that is based on the credit rating of the counterparty. Inversely, if the net fair value of all contracts with this counterparty is negative, then the Company is required to post assets.

Instruments: Interest rate swaps are the primary derivative financial instruments used in the overall asset/liability management process to modify the interest rate characteristics of the underlying asset or liability. These interest rate swaps generally provide for the exchange of the difference between fixed and floating rate amounts based on an underlying notional amount. Typically, no cash is exchanged at the outset of the swap contract and a single net payment is exchanged each due date. Swaps that meet hedge accounting rules are carried in a manner consistent with the hedged item, generally at amortized cost, on the financial statements. If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the underlying instrument receives that treatment. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Cross currency swaps are utilized to mitigate risks when the Company holds foreign denominated assets or liabilities therefore converting the asset or liability to a U.S. dollar (USD) denominated security. These cross currency swap agreements involve the exchange of two principal amounts in two different currencies at the prevailing currency rate at contract inception. During the life of the swap, the counterparties exchange fixed or floating rate interest payments in the swapped currencies. At maturity, the principal amounts are again swapped at a pre-determined rate of exchange. Each asset or liability is hedged individually where the terms of the swap must meet the terms of the hedged instrument. For swaps qualifying for hedge accounting, the premium or discount is amortized into income over the life of the contract and the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus. Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus. If a swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract. These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.

Futures contracts are used to hedge the liability risk associated when the Company issues products providing the customer a return based on various global market indices. Futures are marked to market on a daily basis whereby a cash payment is made or received by the Company. These payments are recognized as realized gains or losses in the financial statements.

21

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company may purchase foreign denominated assets or issue foreign denominated liabilities and use forward rate agreements to hedge foreign currency risk associated with these products. These forward agreements are marked to the current forward rate on the financial statements and cash payments and/or receipts are recognized as realized gains or losses.

A replication transaction is a derivative transaction entered into in conjunction with a cash instrument to reproduce the investment characteristics of an otherwise permissible investment. The Company replicates investment grade corporate bonds by combining a AAA rated security as a cash component with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset. The benefits of using the swap market to replicate credit include possible enhanced relative values as well as ease of executing larger transactions in a shortened time frame. Generally, a premium is received by the Company on a periodic basis and recognized in investment income. In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional amount of the contract will be made by the Company and recognized as a capital loss. Generally these swaps are carried at amortized cost with periodic interest payments beginning at a future date. Any early terminations are recognized as capital gains or losses. The Company complies with the specific rules established in AVR for replication transactions.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans. The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments. The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios. The portfolios are registered under the Investment Company Act of 1940, as amended, as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value, and the investment risks associated with fair value changes are borne entirely by the policyholder. Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect. Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance

22

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The Company received variable contract premiums of $4,218,991, $4,117,105 and $2,761,937, in 2011, 2010 and 2009, respectively. In addition, the Company received $114,076, $92,604 and $73,404, in 2011, 2010 and 2009, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for periods beyond the date of death.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioner’s Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioner’s Reserve Valuation Method.

Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification. Generally, mean reserves are determined by computing the regular mean reserve for the plan at the true age and holding, in addition, one-half (1/2) of the extra premium charge for the year. For certain flexible premium and fixed premium universal life insurance products, reserves are calculated utilizing the Commissioner’s Reserve Valuation Method for universal life policies and recognizing any substandard ratings.

Deferred annuity reserves are calculated according to the Commissioner’s Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities

23

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to 11.00 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force. These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioner’s Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

During 2011, the Company implemented a new actuarial valuation system, ARCVAL. This system allows for a more accurate calculation of continuous reserves and the use of select factors in calculating deficiency reserves. As a result of implementing the new system, the Company recorded a decrease in deficiency and non-deduction reserves of $520, which had a corresponding adjustment to unassigned surplus.

During 2010, the Company reported an increase in reserves on account of changes in valuation bases of $3,001. One of the Company’s operating divisions converted from a spreadsheet-based balance rollforward method of valuation of single premium group annuity (SPGA) products to a seriatim valuation using a software package capable of making these calculations. This change in valuation process resulted in an increase in reserves of $1,144. The remaining $1,857 increase in reserves corresponds to continued enhancements to existing valuation platforms as well as ongoing efforts to convert from client based reserves to in-house seriatim calculations using the Prophet valuation system in another of the Company’s operating divisions. Related to this change was a corresponding decrease in the deferred premium asset of $4,446. The changes in reserves and deferred premium asset have been charged directly to unassigned surplus.

24

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

During 2009, the Company implemented an improved valuation method for SPGA products. The prior method approximated the reserve using a spreadsheet-based balance rollforward. The current method is a seriatim valuation using a software package capable of making these calculations. The change in valuation process resulted in a decrease in reserves in the amount of $4,577. The change in reserves has been charged directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals on these contracts are recorded as a direct increase or decrease, respectively, to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the related policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium revenue.

Claims and Claim Adjustment Expense

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business. The balance in the liability for unpaid

25

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

accident and health claim adjustment expenses as of December 31, 2011 and 2010 was $821 and $780, respectively.

The Company incurred $864 and paid $823 of claim adjustment expenses during 2011, of which $343 of the paid amount was attributable to insured or covered events of prior years. The Company incurred $1,353 and paid $982 of claim adjustment expenses during 2010, of which $427 of the paid amount was attributable to insured or covered events of prior years. The Company did not increase or decrease the provision for insured events of prior years during 2011 or 2010.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of in force blocks of business are included in unassigned surplus and amortized into income as earnings emerge on the reinsured block of business. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively. Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan, Long-Term Incentive Compensation and Stock Appreciation Rights Plans

The Company’s employees participate in various stock appreciation rights (SAR) plans issued by the Company’s indirect parent. In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company’s employees has been charged to the Company, with an offsetting amount credited to paid-in surplus. No benefit or expense relating to these plans was recorded by the Company for the years ended December 31, 2011 or 2010. The Company recorded a benefit of $15 for the year ended December 31, 2009. In addition, the Company records an adjustment to paid-in surplus for the income tax benefit related to these plans. The Company did not record an adjustment to paid-in surplus for the income tax effect related to these plans for the years ended December 31, 2011, 2010 or 2009.

Recent Accounting Pronouncements

Effective December 31, 2011, the Company adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets – Revised. The revisions require the Company to recognize a liability equal to the greater of (a) the fair value of the

26

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

guarantee at its inception, even if the likelihood of payment under the guarantee is remote or (b) the contingent liability amount required to be recognized if it is probable that a liability has been incurred at the financial statement date and the amount of loss can reasonably be determined. While this guidance does not exclude guarantees issued as intercompany transactions or between related parties from the initial liability recognition requirement, there are a couple exceptions. Guarantees made to/or on behalf of a wholly-owned subsidiary and related party guarantees that are considered “unlimited” (for example, in response to a rating agency’s requirement to provide a commitment to support) are exempt from the initial liability recognition. Additional disclosures are also required under this new guidance for all guarantees, whether or not they meet the criteria for initial liability recognition. The adoption of this new accounting principle had no material impact to the Company’s results of operations or financial position and did not require any additional disclosures.

Effective December 31, 2011, the Company adopted non-substantive revisions to SSAP No. 100, Fair Value Measurements, to incorporate the provisions of ASU 2010-06, Improving Disclosures about Fair Value Measurements. This revision requires, for annual statutory financial statements only, a new disclosure for assets and liabilities for which fair value is not measured and reported in the statement of financial position but is otherwise disclosed. The adoption of these revisions had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective January 1, 2012, the Company will adopt revisions to SSAP No. 100. These revisions require new disclosures of fair value hierarchy and the method used to obtain the fair value measurement, a new footnote that summarizes hierarchy levels by type of financial instrument and gross presentation of purchases, sales, issues and settlements within the reconciliation for fair value measurements categorized within Level 3 of the hierarchy.

Effective December 31, 2011, the Company adopted non-substantive changes to SSAP No. 32, Investments in Preferred Stock (including investments in preferred stock of subsidiary, controlled, or affiliated entities). The amendment was made to clarify the definition of preferred stock. Under the revised SSAP No. 32, a preferred stock is defined as any class or series of shares the holders of which have any preference, either as to the payment of dividends or distribution of assets on liquidation, over the holder of common stock [as defined in SSAP No. 30, Investments in Common Stock (excluding investments in common stock of subsidiary, controlled, or affiliated entities)] issued by an entity. This revised definition had no impact to the Company.

27

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Effective January 1, 2011, the Company adopted SSAP No. 35R, Guaranty Fund and Other Assessments – Revised. This statement modified the conditions required for recognizing a liability for insurance-related assessments and required additional disclosures. See Note 14 for disclosures related to guaranty fund assessments. The adoption of this accounting principle had no financial impact to the Company.

Effective January 1, 2011, the Company adopted revisions to certain paragraphs of SSAP No. 43R – Loan-backed and Structured Securities to clarify the accounting for gains and losses between AVR and IMR. The revisions clarify that an AVR/IMR bifurcation analysis should be preformed when SSAP No. 43R securities are sold (not just as a result of impairment). These changes were applied on a prospective basis and had no financial impact to the Company upon adoption.

Effective January 1, 2011, the Company adopted revisions to SSAP No. 43R to clarify the definitions of loan-backed and structured securities. The clarified guidance was applied prospectively and had no financial impact to the Company upon adoption.

Effective January 1, 2012, the Company will begin computing current and deferred income taxes in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10, Income Taxes. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. The effect of this statement is not expected to be material to the financial statements.

Effective December 31, 2010, the Company adopted modifications made to SSAP No. 91R, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities. As a result of these modifications, for securities lending programs, collateral received by the Company’s agent that can be sold or re-pledged is reported on the balance sheet. Collateral received and reinvestment of that collateral by the Company are reflected as a one-line entry on the balance sheet (securities lending reinvested collateral assets). A separate liability is established to record the obligation to return the cash collateral (payable for securities lending). This change in accounting principle increased assets and liabilities by $476,851 with no impact to surplus. See Note 10 for further details.

In addition, the amendments to SSAP No. 91R resulted in cash collateral received from counterparties to derivatives contracts also being reported on the Company’s balance sheet in the respective asset class in which the cash was reinvested (short-term investments and bonds). A separate liability was established to record the obligation to return the cash collateral (Payable for derivative cash collateral). These balances were recorded on the Company’s balance sheet effective January 1,

28

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

2010 and resulted in an increase to assets of $37,735, an increase to liabilities of $37,134 and a net increase to surplus of $601.

Effective December 31, 2010, the Company adopted SSAP No. 100, including recent modifications and clarifications made to the standard. This statement defines fair value, establishes a framework for measuring fair value and establishes disclosure requirements about fair value, and it applies under other statutory accounting pronouncements that require or permit fair value measurements. The adoption of this new accounting principle had no impact to the Company’s results of operations or financial position. See Note 4 for further details.

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R. This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes. This statement temporarily replaces SSAP No. 10. Under SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character. If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs. When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs. The effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10 methodology at December 31, 2011, 2010 and 2009. As a result of this election, surplus increased by $27,930, $31,476 and $27,585 at December 31, 2011, 2010 and 2009, respectively, which has been reflected as an aggregate write-in for other than special surplus funds on the 2011 financial statements.

Reclassifications

29

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Certain reclassifications have been made to the 2010 and 2009 financial statements to conform to the 2011 presentation.

2. Prescribed and Permitted Statutory Accounting Practices

The New York Department of Financial Services recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law.

The State of New York has adopted a prescribed accounting practice that differs from that found in the NAIC SAP related to the reported value of the assets supporting the Company’s guaranteed separate accounts. As prescribed by Section 1414 of the New York Insurance Law, the Commissioner found that the Company is entitled to value the assets of the guaranteed separate account at amortized cost, whereas the assets would be required to be reported at fair value under SSAP No. 56, Separate Accounts, of the NAIC SAP. There is no impact to the Company’s income or surplus as a result of utilizing this prescribed practice.

The Company entered into a retrocession reinsurance contract and subsequent novation agreements with respect to each of the unaffiliated retroceded reinsurance contracts. The retrocession reinsurance contract transferred the

Company’s liabilities to SCOR SE (SCOR), a Societas Europaea organized under the laws of France, and subsequently facilitated the ultimate novation of third party retrocession reinsurance contracts in support of the exiting of the reinsurance operations. No additional net consideration was contemplated upon execution of the novation agreements. Therefore, the Company had the same net retained risk of zero both prior to and subsequent to the execution of the novations.

SSAP No. 61, Life, Deposit-Type and Accident and Health Reinsurance, defines novation agreements as one which extinguishes one entity’s liability and moves it to another entity, which is applicable under this situation. The retrocession agreement had all references to the Company removed and replaced with SCOR upon completion of the novations. SSAP No. 61 does not specifically address novation and releases related to retrocession agreements, however as both cedents and retrocessionaires in this situation are a party to the agreement. Therefore, the intent of the novation and release appears to be consistent with the application for direct cedents application of the standard; thus, the Company reported the novation and release similar to a novation, as outlined in paragraphs 53-56 of SSAP No. 61, with direct adjustments to the balance sheet.

30

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

3. Accounting Changes and Correction of Errors

The Company incorrectly calculated the mortgages component of the AVR as of December 31, 2010. The maximum Mortgage Experience Adjustment Factor (MEAF) was used in the calculation when lower factors should have been used. As a result, the AVR balance was overstated by $6,248. This was corrected in 2011, and the Company reflected the surplus impact of the correction as a separate change in unassigned surplus within the statement of changes in capital and surplus.

During 2011, the Company determined that too many contracts were novated to TLIC, an affiliated company, in a reinsurance transaction that was effective January 1, 2010. Correcting this error resulted in a reduction in the initial gain recognized on the novation of $7,765, partially offset by an adjustment to the statement of operations for retention of the policies that should have been retained by the Company of $5,175. The net amount of $2,590 is reflected as a separate change in unassigned surplus within the statement of changes in capital and surplus.

4. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-Term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Bonds and Stocks: The NAIC allows insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method. The fair values of bonds and stocks are reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

31

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Short-Term Notes Receivable from Affiliates: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans: The fair value of policy loans is assumed to equal their carrying amount.

Securities Lending Reinvested Collateral: The cash collateral from securities lending is reinvested in various short term and long term debt instruments. The fair values of these investments are determined using the methods described above under Cash, Cash Equivalents and Short-Term Investments and Bonds and Stocks.

Other Invested Assets: The fair values for other invested assets, which include investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds, were determined primarily by using indexes, third party pricing services and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date. The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions. The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts: The carrying amounts of deposit-type contracts reported in the accompanying balance sheets approximate their fair values.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

32

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Surplus Notes: Fair values for surplus notes are estimated using a discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying amount of receivable from/payable to affiliates approximates their fair value.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

33

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following sets forth a comparison of the estimated fair values and carrying amounts of the Company’s financial instruments:

	December 31
	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value

Admitted assets
Cash, cash equivalents and short-term investments, other than affiliates	$178,103	$178,103	$107,949	$107,949
Short-term notes receivable from affiliates	—	—	30,400	30,400
Bonds, other than affiliates	7,790,711	8,348,251	8,064,065	8,311,712
Preferred stocks, other than affiliates	2,228	2,328	1,610	2,247
Common stocks, other than affiliates	4,191	4,191	7,046	7,046
Mortgage loans on real estate, other than affiliates	601,391	642,790	745,073	773,720
Other invested assets	14,744	15,145	15,363	14,941
Interest rate swaps	121,627	121,627	51,036	54,481
Currency swaps	100	876	—	330
Credit default swaps	972	574	—	19
Foreign currency forward	1,112	1,112	1,210	1,210
Policy loans	55,858	55,858	62,379	62,379
Securities lending reinvested collateral	476,053	475,551	476,851	475,923
Receivable from parent, subsidiaries and affiliates	21,243	21,243	19,748	19,748
Separate account assets	15,878,424	15,724,263	14,267,158	14,240,052

Liabilities
Investment contract liabilities	6,196,281	6,145,948	6,050,604	5,992,240
Interest rate swaps	1,705	2,755	11,688	11,734
Currency swaps	1,059	—	403	—
Credit default swaps	1,849	2,611	—	—
Foreign currency forward	100	100	477	477
Payable to parent, subsidiaries and affiliates	22,062	22,062	24,029	24,029
Separate account annuity liabilities	15,271,223	15,413,213	13,834,208	13,894,988
Surplus notes	150,000	147,380	150,000	144,020

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

34

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Determination of fair value

The fair values of financial instruments are determined by management after taking into consideration several sources of data. When available, the Company uses quoted market prices in active markets to determine the fair value of its investments. The Company’s valuation policy utilizes a pricing hierarchy which dictates that publicly available prices are initially sought from indices and third-party pricing services. In the event that pricing is not available from these sources, those securities are submitted to brokers to obtain quotes. Lastly, securities are priced using internal cash flow modeling techniques. These valuation methodologies commonly use reported trades, bids, offers, issuer spreads, benchmark yields, estimated prepayment speeds, and/or estimated cash flows.

To understand the valuation methodologies used by third-party pricing services, the Company reviews and monitors their applicable methodology documents. Any changes to their methodologies are noted and reviewed for reasonableness. In addition, the Company performs in-depth reviews of prices received from third-party pricing services on a sample basis. The objective for such reviews is to demonstrate that the Company can corroborate detailed information such as assumptions, inputs and methodologies used in pricing individual securities against documented pricing methodologies. Only third-party pricing services and brokers with a substantial presence in the market and with appropriate experience and expertise are used.

Each month, the Company performs an analysis of the information obtained from indices, third-party services, and brokers to ensure that the information is reasonable and produces a reasonable estimate of fair value. The Company considers both qualitative and quantitative factors as part of this analysis, including but not limited to, recent transactional activity for similar securities, review of pricing statistics and trends, and consideration of recent relevant market events. Other controls and procedures over pricing received from indices, third-party pricing services, or brokers include validation checks such as exception reports which highlight significant price changes, stale prices or un-priced securities.

Fair value hierarchy

The Company’s financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100. The hierarchy

35

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets accessible at the measurement date.

Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

The Company accounts for its investments in affiliated common stock using the equity method of accounting; as such, they are not included in the following disclosures as they are not carried at fair value on the balance sheet.

36

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables provide information about the Company’s financial assets and liabilities measured at fair value as of December 31, 2011 and 2010:

	2011
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$10,905	$10,978	$21,883

Total bonds	—	10,905	10,978	21,883
Common stock
Industrial and miscellaneous	695	—	3,496	4,191

Total common stock	695	—	3,496	4,191
Short-term investments
Government	—	1	—	1
Industrial and miscellaneous	—	73,992	—	73,992
Money market mutual fund	—	68,230	—	68,230

Total short-term	—	142,223	—	142,223
Derivative assets	—	121,934	—	121,934

Separate account assets	6,314,601	2,668,010	—	8,982,611

Total assets at fair value	$6,315,296	$2,943,072	$14,474	$9,272,842

Liabilities:
Derivative liabilities	$—	$75	$—	$75

Total liabilites at fair value	$—	$75	$—	$75

37

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	2010
	Level 1	Level 2	Level 3	Total
Assets:
Bonds
Industrial and miscellaneous	$—	$7,773	$15,866	$23,639

Total bonds	—	7,773	15,866	23,639
Common stock
Industrial and miscellaneous	2,915	—	4,131	7,046

Total common stock	2,915	—	4,131	7,046
Short-term investments
Government	—	1	—	1
Money market mutual fund	—	115,467	—	115,467

Total short-term	—	115,468	—	115,468
Derivative assets	—	50,443	—	50,443

Total derivative assets	—	50,443	—	50,443

Separate account assets	5,122,374	3,057,322	—	8,179,696

Total assets at fair value	$5,125,289	$3,231,006	$19,997	$8,376,292

Liabilities:
Derivative liabilities	$—	$9,375	$—	$9,375

Total liabilites at fair value	$—	$9,375	$—	$9,375

Bonds classified in Level 2 are valued using inputs from third party pricing services or broker quotes. Level 3 measurements for bonds are primarily those valued using broker quotes or internal modeling which utilize inputs that are not market observable.

Common stock in Level 3 is comprised primarily of warrants valued using broker quotes.

Short-term investments are classified as Level 2 as they are carried at amortized cost, which approximates fair value.

Derivatives classified as Level 2 represent over-the-counter (OTC) contracts valued using pricing models based on the net present value of estimated future cash flows, directly observed prices from exchange-traded derivatives, other OTC trades or external pricing services.

38

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables summarize the changes in assets classified in Level 3 for 2011 and 2010:

	Balance at January 1, 2011	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31, 2011
Bonds
RMBS	$3,641	$17	$165	$(444)	$(1,339)	$(634)	$1,076
Other	12,225	—	—	(591)	526	(2,258)	9,902
Common stock	4,131	—	63	—	(572)	—	3,496

Total	$19,997	$17	$228	$(1,035)	$(1,385)	$(2,892)	$14,474

	Balance at January 1, 2010	Transfers into Level 3	Transfers out of Level 3	Total Gains and (Losses) Included in Net income	Total Gains and (Losses) Included in Surplus	Purchases, Issuances, Sales and Settlements	Balance at December 31 2010
Bonds
RMBS	$4,823	$17	$—	$(117)	$17	$(1,099)	$3,641
ABS	—	17,312	—	(420)	(3,236)	(1,431)	12,225
Common stock	—	1,695	—	—	2,315	121	4,131

Total	$4,823	$19,024	$—	$(537)	$(904)	$(2,409)	$19,997

The Company’s policy is to recognize transfers in and out of Level 3 as of the beginning of the reporting period.

Transfers in for bonds were attributable to securities not carried at fair value as of December 31, 2010 and 2009, subsequently changing to being carried at fair value during 2011 and 2010, respectively.

Transfers out for bonds were attributable to securities being carried at fair value as of December 31, 2010, subsequently changing to being carried at amortized cost during 2011.

Transfers in for common stock were the result of warrants being valued using third party vendor inputs at December 31, 2009. The valuation of those warrants changed at December 31, 2010 to using broker quotes which utilize unobservable inputs.

Transfers out for common stock were attributable to securities being valued using broker quotes which utilize unobservable inputs at December 31, 2010, subsequently changing to being valued using third party vendor inputs during 2011.

39

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

5. Investments

The carrying amounts and estimated fair value of investments in bonds and preferred stocks are as follows:

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2011
Unaffiliated bonds:
United States Government andagencies	$476,452	$96,860	$—	$—	$573,312
State, municipal and other government	144,322	13,320	9,691	2,935	145,016
Hybrid securities	105,243	2,030	16,896	552	89,825
Industrial and miscellaneous	5,198,132	475,864	8,679	14,785	5,650,532
Mortgage and other asset-backed securities	1,866,562	76,197	51,384	1,809	1,889,566

	7,790,711	664,271	86,650	20,081	8,348,251
Unaffiliated preferred stocks	2,228	724	517	107	2,328

	$7,792,939	$664,995	$87,167	$20,188	$8,350,579

	Carrying Amount	Gross Unrealized Gains	Gross Unrealized Losses 12 Months or More	Gross Unrealized Losses less Than 12 Months	Estimated Fair Value
December 31, 2010
Unaffiliated bonds:
United States Government and agencies	$486,302	$2,168	$3,254	$5,741	$479,475
State, municipal and other government	145,911	8,784	6,829	490	147,376
Hybrid securities	152,074	4,408	12,570	—	143,912
Industrial and miscellaneous	5,595,580	310,607	5,757	27,971	5,872,459
Mortgage and other asset-backed securities	1,684,198	59,792	70,904	4,596	1,668,490

	8,064,065	385,759	99,314	38,798	8,311,712
Unaffiliated preferred stocks	1,610	1,144	507	—	2,247

	$8,065,675	$386,903	$99,821	$38,798	$8,313,959

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for greater than or equal to twelve months, the Company held 132 and 161 securities with a carrying amount of $536,070 and $729,807 and an unrealized loss of $87,167 and $99,821 with an average price of

40

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

83.7 and 86.3 (fair value/amortized cost). Of this portfolio, 67.39% and 67.24% were investment grade with associated unrealized losses of $47,520 and $46,368, respectively.

At December 31, 2011 and 2010, respectively, for bonds and preferred stocks that have been in a continuous loss position for less than twelve months, the Company held 124 and 206 securities with a carrying amount of $500,725 and $1,273,112 and an unrealized loss of $20,188 and $38,798 with an average price of 96.0 and 97.0 (fair value/amortized cost). Of this portfolio, 85.67% and 96.06% were investment grade with associated unrealized losses of $13,131 and $36,596, respectively.

At December 31, 2011 and 2010, the Company did not hold any common stocks that had been in a continuous loss position for greater than or equal to twelve months.

At December 31, 2011 and 2010 the Company did not hold any common stocks that had been in a continuous loss position for less than twelve months.

The estimated fair value of bonds and preferred stocks with gross unrealized losses at December 31, 2011 and 2010 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2011

Unaffiliated bonds:
State, municipal and other government	$20,627	$14,382	$35,009
Hybrid securities	28,538	37,007	65,545
Industrial and miscellaneous	91,134	344,263	435,397
Mortgage and other asset-backed securities	308,010	84,397	392,407

	448,309	480,049	928,358
Unaffiliated preferred stocks	594	488	1,082

	$448,903	$480,537	$929,440

41

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Losses 12 Months or More	Losses Less Than 12 Months	Total
December 31, 2010

Unaffiliated bonds:
United States Government and agencies	$54,500	$170,546	$225,046
State, municipal and other government	26,390	34,550	60,940
Hybrid securities	106,016	—	106,016
Industrial and miscellaneous	74,814	837,424	912,238
Mortgage and other asset-backed securities	367,661	191,794	559,455

	629,381	1,234,314	1,863,695
Unaffiliated preferred stocks	605	—	605

	$629,986	$1,234,314	$1,864,300

The carrying amount and estimated fair value of bonds at December 31, 2011, by contractual maturity, is shown below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Carrying Amount	Estimated Fair Value
Due in one year or less	$170,096	$173,529
Due after one year through five years	2,316,359	2,456,534
Due after five years through ten years	2,196,816	2,380,240
Due after ten years	1,240,878	1,448,382

	5,924,149	6,458,685
Mortgage and other asset-backed securities	1,866,562	1,889,566

	$7,790,711	$8,348,251

For impairment policies related to non-structured and structured securities, refer to Note 1 under Investments.

Banking

At December 31, 2011 the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $169,538 and a carrying value of $194,412, resulting in a gross unrealized loss of $24,874. The banking sub-sector in the Company’s portfolio is large, diverse and of high quality. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities and credit spread widening in the sector due to the European Sovereign debt crisis as well as residual impact from the U.S. financial crisis.

42

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

As a whole, the sub-sector remained volatile in 2011 as financial bail-outs in Greece, Ireland and Portugal led to fears that Italy and Spain may require similar International bail-outs. European banks hold a significant amount of Sovereign debt on their balance sheets. Subordinated securities, specifically, have become a target for liability management exercises by some European banks as they attempt to raise core Tier 1 ratios to 9% by June 2012, as required by the European Banking Authority. Deeply subordinated securities became more volatile following successful attempts by the European Commission to impose “burden sharing” on the subordinated securities of those banks receiving significant state-aid as a result of the 2008 financial crisis. Furthermore, proposed legislation in the U.S. and Europe could give governments wide discretion to impose “burden sharing” on both senior and subordinated bondholders in order to quickly stabilize or wind-up troubled banks. While these measures have made existing subordinated securities more volatile in the near-term, new, more stringent global legislation on bank capital and liquidity requirements is intended to reduce overall risk in the sector going forward. Furthermore, central banks appear committed to providing liquidity to the market and, as a result, asset write-downs and credit losses have diminished substantially in all but the most troubled countries. The value of the Company’s investments in deeply subordinated securities in the financial services sector may be significantly impacted if issuers of certain securities with optional deferral features exercise the option to defer coupon payments or are required to defer as a condition of receiving government aid. The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2011.

Subprime Mortgages

At December 31, 2011, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $90,767 and a carrying value of $109,573, resulting in a gross unrealized loss of $18,806. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in ABS subprime mortgages continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

43

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company does not currently invest in or originate whole loan residential mortgages. The Company categorizes ABS issued by a securitization trust as having subprime mortgage exposure when the average credit score of the underlying mortgage borrowers in a securitization trust is below 660 at issuance. The Company also categorizes ABS issued by a securitization trust with second lien mortgages as subprime mortgage exposure, even though a significant percentage of second lien mortgage borrowers may not necessarily have credit scores below 660 at issuance. The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

All ABS subprime mortgage securities are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by observing historical rates from broader market data and by adjusting those rates for vintage specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialist to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the ABS subprime mortgage portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

44

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Residential Mortgage-Backed Securities (RMBS) Sector

At December 31, 2011, the Company’s RMBS sector portfolio had investments in an unrealized loss position which had a fair value of $96,630 and a carrying value of $115,616, resulting in a gross unrealized loss of $18,986. RMBS are securitizations of underlying pools of residential mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes prime jumbo pass-throughs and collateralized mortgage obligations (CMOs), Alt-A RMBS, negative amortization RMBS and reverse mortgage RMBS. The unrealized loss in the sector is primarily a result of the housing downturn the United States has experienced since 2007. Even with the stabilization over the past two years, fundamentals in RMBS continue to be weak, which impacts the magnitude of the unrealized loss. Delinquencies and severities in property liquidations remain at an elevated level, while prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity and the requirement for higher yields due to market uncertainty, credit spreads remain elevated across the asset class.

All RMBS securities of the Company are monitored and reviewed on a monthly basis. Detailed cash flow models using the current collateral pool and capital structure on the portfolio are updated and reviewed quarterly. Model output is generated under base and stress-case scenarios. The Company’s internal RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Key assumptions used in the models are projected defaults, loss severities and prepayments. Each of these key assumptions varies greatly based on the significantly diverse characteristics of the current collateral pool for each security. Loan-to-value, loan size and borrower credit history are some of the key characteristics used to determine the level of assumption that is utilized. Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Assumed defaults on delinquent loans are dependent on the specific security’s collateral attributes and historical performance.

Loss severity assumptions were determined by obtaining historical rates from broader market data and by adjusting those rates for vintage, specific pool performance, collateral type, mortgage insurance and estimated loan modifications. Prepayments were estimated by examining historical averages of prepayment activity on the underlying collateral. Once the entire pool is modeled, the results are closely analyzed by the Company’s internal asset specialists to determine whether or not the particular tranche or holding is at risk for not collecting all contractual cash flows, taking into account the seniority and other terms of the tranches held.

45

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

If cash flow models indicate a credit event will impact future cash flows and the Company does not have the intent to sell the tranche or holding and does have the intent and ability to hold the security, the security is impaired to discounted cash flows. As the remaining unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest, the Company does not consider the underlying investments to be impaired as of December 31, 2011.

The following tables provide the aggregate totals for loan-backed securities with a recognized other-than-temporary impairment (OTTI) due to intent to sell or lack of intent and ability to hold, in which the security is written down to fair value.

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2011

OTTI recognized 1st quarter:
Intent to sell	$1,800	$3	$—	$1,797

Total 1st quarter OTTI on loan-backed securities	1,800	3	—	1,797

Aggregate total	$1,800	$3	$—	$1,797

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2010

OTTI recognized 2nd quarter:
Intent to sell	$23,536	$890	$—	$22,646

Total 2nd quarter OTTI on loan-backed securities	23,536	890	—	22,646

Aggregate total	$23,536	$890	$—	$22,646

	Amortized Cost Basis Before OTTI	OTTI Recognized in Loss
		Interest	Non-interest	Fair Value
Year Ended December 31, 2009

OTTI recognized 4th quarter:
Intent to sell	$29,750	$—	$10,282	$19,468
Total 4th quarter OTTI on loan-backed securities	29,750	—	10,282	19,468
Aggregate total	$29,750	$—	$10,282	$19,468

46

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following tables provide the aggregate totals for loan-backed securities with a recognized OTTI due to the Company’s cash flow analysis, in which the security is written down to estimated future cash flows discounted at the security’s effective yield.

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2011
1st quarter present value of cash flows expected to be less than the amortized cost basis	$36,356	$988	$35,368	$23,938
2nd quarter present value of cas hflows expected to be less than the amortized cost basis	32,000	3,301	28,699	16,513
3rd quarter present value of cash flows expected to be less than the amortized cost basis	44,931	807	44,124	28,144
4th quarter present value of cash flows expected to be less than the amortized cost basis	54,257	2,573	51,684	41,432

Aggregate total	$167,544	$7,669	$159,875	$110,027

	Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost After OTTI	Fair Value
Year Ended December 31, 2010
1st quarter present value of cash flows expected to be less than the amortized cost basis	$74,985	$3,059	$71,926	$52,424
2nd quarter present value of cash flows expected to be less than the amortized cost basis	34,351	1,477	32,874	23,893
3rd quarter present value of cash flows expected to be less than the amortized cost basis	64,601	3,573	61,028	45,518
4th quarter present value of cash flows expected to be less than the amortized cost basis	85,652	2,191	83,461	66,159

Aggregate total	$259,589	$10,300	$249,289	$187,994

47

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The following loan-backed and structured securities were held at December 31, 2011, for which an OTTI had been previously recognized:

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
12668WAC1	$9,808	$9,574	$234	$9,574	$5,194	1Q 2011
14984WAA8	15,118	14,892	226	14,892	12,105	1Q 2011
59020UJZ9	385	374	11	374	384	1Q 2011
75970JAJ5	9,513	9,315	198	9,315	6,044	1Q 2011
81379EAD4	668	436	232	436	38	1Q 2011
81744FFD4	865	779	86	779	174	1Q 2011
87613YAB7	1,800	1,797	3	1,797	1,797	1Q 2011
12668WAC1	9,434	9,237	197	9,237	4,616	2Q 2011
225470T94	133	131	2	131	115	2Q 2011
22942KCA6	2,119	1,881	238	1,881	1,604	2Q 2011
23332UDE1	4,819	2,859	1,960	2,859	2,546	2Q 2011
59020UJZ9	369	287	82	287	361	2Q 2011
65536PAA8	300	293	7	293	164	2Q 2011
75970JAJ5	9,160	9,064	96	9,064	5,662	2Q 2011
75970QAH3	866	836	30	836	528	2Q 2011
81379EAD4	435	353	82	353	24	2Q 2011
81744FFD4	775	617	158	617	150	2Q 2011
86358EZU3	3,590	3,140	450	3,140	742	2Q 2011
12666UAC7	9,303	9,279	24	9,279	5,802	3Q 2011
12668WAC1	9,096	9,052	44	9,052	4,101	3Q 2011
14984WAA8	13,878	13,514	364	13,514	10,586	3Q 2011
225470FJ7	392	386	6	386	338	3Q 2011
225470U27	108	107	1	107	84	3Q 2011
23332UDE1	—	—	—	—	—	3Q 2011
65536PAA8	286	279	7	279	137	3Q 2011
75970JAJ5	8,896	8,774	122	8,774	5,019	3Q 2011
75970QAH3	819	809	10	809	470	3Q 2011
81379EAD4	352	139	213	139	7	3Q 2011
92922FZ27	1,800	1,784	16	1,784	1,600	3Q 2011
12667G5G4	7,015	6,850	165	6,850	6,306	4Q 2011
12668WAC1	8,912	8,718	194	8,718	3,860	4Q 2011
225470FJ7	376	351	25	351	328	4Q 2011
225470YD9	12,026	11,178	848	11,178	10,865	4Q 2011
23332UDE1	—	—	—	—	—	4Q 2011
52522QAM4	15,404	14,411	993	14,411	11,438	4Q 2011
65536PAA8	274	271	3	271	112	4Q 2011
74925FAA1	3,111	2,991	120	2,991	2,898	4Q 2011

48

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
75970QAH3	$794	$788	$6	$788	$451	4Q 2011
761118AH1	4,820	4,753	67	4,753	4,480	4Q 2011
81379EAD4	137	6	131	6	5	4Q 2011
81744FDQ7	1,389	1,368	21	1,368	691	4Q 2011
02148AAA4	8,643	8,555	88	8,555	5,599	1Q 2010
02148YAJ3	508	497	11	497	416	1Q 2010
12667G5G4	9,559	9,488	71	9,488	8,205	1Q 2010
225470FJ7	525	515	10	515	430	1Q 2010
225470YD9	16,556	16,325	231	16,325	10,165	1Q 2010
22942KCA6	2,809	2,777	32	2,777	2,060	1Q 2010
23332UDE1	6,778	6,445	333	6,445	3,152	1Q 2010
52524YAA1	8,493	8,488	5	8,488	6,681	1Q 2010
59020UJZ9	799	427	372	427	291	1Q 2010
74925FAA1	3,669	3,504	165	3,504	3,250	1Q 2010
76110VTR9	8,815	8,751	64	8,751	8,613	1Q 2010
81379EAD4	993	741	252	741	11	1Q 2010
81744FFD4	1,211	1,141	70	1,141	191	1Q 2010
86358EZU3	4,896	3,556	1,340	3,556	2,878	1Q 2010
02148AAA4	8,244	7,893	351	7,893	5,690	2Q 2010
02148YAJ3	487	476	11	476	401	2Q 2010
05948KL31	563	540	23	540	347	2Q 2010
225470FJ7	495	470	25	470	443	2Q 2010
225470U27	138	125	13	125	102	2Q 2010
22942KCA6	2,670	2,650	20	2,650	1,891	2Q 2010
52522QAM4	20,295	19,416	879	19,416	13,840	2Q 2010
65536PAA8	777	730	47	730	666	2Q 2010
61750WAU7	2,996	2,610	386	2,610	2,610	2Q 2010
02148AAA4	7,549	7,079	470	7,079	5,933	3Q 2010
02148YAJ3	467	466	1	466	346	3Q 2010
12667G5G4	9,806	9,750	56	9,750	9,287	3Q 2010
225470T94	155	152	3	152	119	3Q 2010
225470YD9	15,369	14,600	769	14,600	10,689	3Q 2010
22942KCA6	2,548	2,518	30	2,518	1,967	3Q 2010
23332UDE1	6,109	5,508	601	5,508	2,847	3Q 2010
59020UJZ9	420	417	3	417	361	3Q 2010
65536PAA8	429	396	33	396	372	3Q 2010
75970JAJ5	10,896	9,867	1,029	9,867	5,466	3Q 2010

49

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
75970QAH3	$1,000	$910	$90	$910	$540	3Q 2010
761118AH1	6,057	5,891	166	5,891	4,963	3Q 2010
81744FFD4	1,134	920	214	920	156	3Q 2010
92922FZ27	2,122	2,098	24	2,098	1,931	3Q 2010
02148YAJ3	457	448	9	448	353	4Q 2010
12640PAA3	334	299	35	299	324	4Q 2010
12667G5G4	7,849	7,752	97	7,752	7,586	4Q 2010
14984WAA8	15,885	15,461	424	15,461	12,225	4Q 2010
225470U27	119	117	2	117	98	4Q 2010
225470YD9	13,946	13,870	76	13,870	10,249	4Q 2010
22942KCA6	2,418	2,256	162	2,256	1,837	4Q 2010
23332UDE1	5,327	5,125	202	5,125	2,812	4Q 2010
52522QAM4	17,766	17,596	170	17,596	13,550	4Q 2010
52524YAA1	5,957	5,692	265	5,692	5,610	4Q 2010
59020UJZ9	413	389	24	389	375	4Q 2010
74925FAA1	3,746	3,597	149	3,597	3,560	4Q 2010
759676AJ8	7,764	7,304	460	7,304	5,514	4Q 2010
81379EAD4	737	668	69	668	39	4Q 2010
81744FFD4	917	870	47	870	171	4Q 2010
92922FZ27	2,017	2,017	—	2,017	1,854	4Q 2010
02148AAA4	9,601	9,359	242	9,359	4,668	3Q 2009
02148YAJ3	613	588	25	588	311	3Q 2009
225470FJ7	598	588	10	588	339	3Q 2009
225470T94	21	13	8	13	99	3Q 2009
22942KCA6	3,391	3,129	262	3,129	1,751	3Q 2009
86358EZU3	14,602	7,151	7,451	7,151	4,183	3Q 2009
02148AAA4	3,706	3,581	125	3,581	1,997	3Q 2009
225470FJ7	588	567	21	567	379	3Q 2009
225470T94	199	194	5	194	111	3Q 2009
22942KCA6	1,581	1,507	74	1,507	895	3Q 2009
86358EZU3	7,151	5,743	1,408	5,743	2,085	3Q 2009
12667G5G4	11,215	10,958	257	10,958	9,524	4Q 2009
02148AAA4	8,965	8,897	68	8,897	5,470	4Q 2009
02148YAJ3	569	537	32	537	374	4Q 2009
225470FJ7	549	546	3	546	403	4Q 2009
52524YAA1	9,419	9,370	49	9,370	6,533	4Q 2009
59020UJZ9	1,030	818	212	818	294	4Q 2009

50

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Quarter in which Impairment Occurred
76110VTR9	$13,052	$9,142	$3,910	$9,142	$8,236	4Q 2009
81744FFD4	1,348	1,216	132	1,216	244	4Q 2009
81744FDQ7	1,862	1,497	365	1,497	208	4Q 2009
86358EZU3	5,690	5,474	216	5,474	265	4Q 2009
225470T94	176	153	23	153	122	4Q 2009
225470U27	182	147	35	147	104	4Q 2009

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings as of December 31, 2011 and 2010 is as follows:

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2011
The aggregate amount of unrealized losses	$70,661	$2,854
The aggregate related fair value of securities with unrealized losses	329,459	84,808

	Losses 12 Months or More	Losses Less Than 12 Months
Year ended December 31, 2010
The aggregate amount of unrealized losses	$5,803	$83,788
The aggregate related fair value of securities with unrealized losses	203,025	405,285

51

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Detail of net investment income is presented below:

	Year Ended December 31
	2011	2010	2009
Income:
Bonds	$396,157	$412,132	$378,777
Preferred stocks	148	235	275
Common stocks	1,302	20	973
Mortgage loans on real estate	44,625	55,846	66,985
Policy loans	4,034	3,962	3,609
Cash, cash equivalents and short-term investments	929	1,589	7,533
Derivatives	24,901	39,735	55,872
Other invested assets	2,548	4,722	4,210
Other	1,921	2,333	1,961

Gross investment income	476,565	520,574	520,195
Less investment expenses	13,035	14,447	14,611

Net investment income	$463,530	$506,127	$505,584

Proceeds from sales and other disposals (excluding maturities) of bonds and preferred stock and related gross realized capital gains and losses were as follows:

	Year Ended December 31
	2011	2010	2009
Proceeds	$1,636,561	$2,882,307	$2,341,434

Gross realized gains	$44,316	$88,416	$55,793
Gross realized losses	(6,781)	(15,490)	(31,031)

Net realized capital gains	$37,535	$72,926	$24,762

The Company had gross realized losses for the years ended December 31, 2011, 2010 and 2009 of $10,422, $14,212 and $49,705, respectively, which relate to losses recognized on other-than-temporary declines in fair values of bonds and preferred stocks.

52

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Net realized capital gains (losses) on investments are summarized below:

	Realized
	Year Ended December 31
	2011	2010	2009
Bonds	$27,113	$58,442	$(15,570)
Preferred stocks	—	273	—
Common stocks	(995)	876	(1,043)
Mortgage loans on real estate	290	(17,257)	(11,866)
Real estate	—	—	(56)
Cash, cash equivalents and short-term investments	—	3	39
Derivatives	(32,729)	(39,271)	(148,470)
Other invested assets	3,074	262	(3,676)

	(3,247)	3,328	(180,642)
Federal income tax effect	(15,802)	(24,841)	9,320
Transfer to interest maintenance reserve	(23,955)	(43,986)	(13,681)

Net realized capital gains (losses) on investments	$(43,004)	$(65,499)	$(185,003)

At December 31, 2011 and 2010, the Company had recorded investment in restructured securities of $2,602 and $1,059, respectively. The capital gains (losses) taken as a direct result of restructures in 2011, 2010 and 2009 were $(603), $679 and $(4,847), respectively. The Company often has impaired a security prior to the restructure date. These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

The changes in net unrealized capital gains and losses on investments were as follows:

	Change in Unrealized
	Year Ended December 31
	2011	2010	2009
Bonds	$(7,611)	$(6,939)	$10,964
Common stocks	(1,216)	2,772	2,595
Affiliated entities	(145)	666	100
Mortgage loans on real estate	—	7,111	(7,111)
Derivatives	81,675	4,305	(192,475)
Other invested assets	1,233	(930)	(12,803)

Change in unrealized capital gains (losses)	$73,936	$6,985	$(198,730)

53

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

During 2011, the Company issued mortgage loans with interest rates of 4.50% for commercial loans. The maximum percentage of any one mortgage loan to the value of the underlying real estate originated during the year ending December 31, 2011 at the time of origination was 37%. The Company did not issue any new mortgage loans during 2010.

The Company did not have any impaired loans at December 31, 2011 and 2010. The Company did not hold an allowance for credit losses on mortgage loans at December 31, 2011 and 2010. The Company had no average recorded investment in impaired loans during 2011. The average recorded investment in impaired loans during 2010 was $13,959.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

	Year Ended December 31
	2011	2010	2009
Balance at beginning of period	$—	$7,111	$3,030
Additions, net charged to operations	—	2,838	11,001
Recoveries in amounts previously charged off	—	(9,949)	(6,920)

Balance at end of period	$—	$—	$7,111

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans generally is recognized on a cash basis. The Company did not recognize any interest income on impaired loans for the year ended December 31, 2011. The Company recognized $679 and $266 of interest income on impaired loans for the years ended December 31, 2010 and 2009, respectively. The Company did not recognize any interest income on a cash basis for the year ended December 31, 2011. The Company recognized $860 and $358 of interest income on a cash basis for the years ended December 31, 2010 and 2009, respectively.

During 2011 and 2010, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2011 and 2010, the Company held a mortgage loan loss reserve in the AVR of $5,940 and $45,632, respectively.

54

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company’s mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

Geographic Distribution
	December 31
	2011	2010
Pacific	24%	17%
South Atlantic	20	28
Mountain	20	19
Middle Atlantic	17	12
E. North Central	8	8
W. South Central	6	6
E. South Central	3	5
W. North Central	1	4
New England	1	1

	Property Type Distribution
	December 31
	2011	2010
Industrial	25%	24%
Retail	23	20
Office	21	26
Other	9	8
Apartment	9	6
Agricultural	8	8
Medical	5	8

During 2011 and 2010, the Company did not recognize any impairment write-downs for its investments in joint ventures and limited partnerships.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur. The write-down is included in net realized capital gains (losses) within the statement of operations.

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC, an affiliate, due to a decline in the fair value of the underlying investment. The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary. The write-down is included in net realized capital gains (losses) within the statement of operations.

At December 31, 2011, the Company had ownership interest in three LIHTC investments. The remaining years of unexpired tax credits ranged from five to eleven and the properties were not subject to regulatory review. The length of time remaining for the holding period ranged from six to fifteen years. The amount of contingent equity commitments expected to be paid during the years 2012 to 2013 is $8,603. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

55

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

At December 31, 2010, the Company had ownership interest in one LIHTC investment. The remaining years of unexpired tax credits were four and the property was not subject to regulatory review. The length of time remaining for the holding period was seven years. There were no contingent equity commitments expected to be paid in the future. There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recognized net realized losses from futures contracts in the amount of $38,303, $91,398 and $151,046 for the years ended December 31, 2011, 2010 and 2009, respectively.

At December 31, 2011 and 2010, the Company had replicated assets with a fair value of $290,280 and $7,003, respectively, and credit default swaps with a fair value of $(2,037) and $19, respectively. For the years ended December 31, 2011, 2010 and 2009, the Company did not recognize any capital losses related to replication transactions.

As stated in Note 1, the Company replicates investment grade corporate bonds by writing credit default swaps. As a writer of credit swaps, the Company actively monitors the underlying asset, being careful to note any events (default or similar credit event) that would require the Company to perform on the credit swap. If such events would take place, the Company has recourse provisions from the proceeds of the bankruptcy settlement of the underlying entity or by the sale of the underlying bond. As of December 31, 2011, credit default swaps, used in replicating corporate bonds are as follows:

Deal, Receive (Pay), Underlying	Maturity Date	Maximum Future Payout (Estimated)	Current Fair Value
4294,SWAP, USD 1 / (USD 0), :CDXIG15	December 20, 2015	$20,000	$(92)
4300,SWAP, USD 1 / (USD 0), :US670346AE56	March 20, 2016	10,000	(13)
4305,SWAP, USD 1 / (USD 0), :CDX IG 15	December 20, 2015	10,000	(46)
4306,SWAP, USD 1 / (USD 0), :CDX IG 15	December 20, 2015	10,000	(46)
4310,SWAP, USD 1 / (USD 0), :US406216AH42	June 20, 2016	20,000	57
4362,SWAP, USD 1 / (USD 0), :CDX IG16	June 20, 2016	20,000	(151)
4367,SWAP, USD 1 / (USD 0), :US534187AM15	September 20, 2016	20,000	(1,924)
4368,SWAP, USD 1 / (USD 0), :CDX IG 16	June 20, 2016	20,000	(151)
4405,SWAP, USD 1 / (USD 0), :US585055AK26	December 20, 2016	10,000	86
4406,SWAP, USD 1 / (USD 0), :US585055AK26	December 20, 2016	10,000	86
4422,SWAP, USD 1 / (USD 0), :US235851AG79	December 20, 2016	7,000	46
4423,SWAP, USD 1 / (USD 0), :US235851AG79	December 20, 2016	6,000	40
4426,SWAP, USD 1 / (USD 0), :CDX IG 17	December 20, 2016	20,000	(188)
4407,SWAP, USD 1 / (USD 0), :US806857AD09	December 20, 2016	12,000	155
4408,SWAP, USD 1 / (USD 0), :CDX IG 17	December 20, 2016	8,000	103
3248,SWAP, USD 0.39 / (USD 0), :539830AE9	March 20, 2012	3,000	—
3250,SWAP, USD 0.38 / (USD 0), :666807AT9	March 20, 2012	2,000	1

56

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a positive fair value amounted to $124,189 and $56,041, respectively.

At December 31, 2011 and 2010, the fair value of all derivative contracts, aggregated at a counterparty level, with a negative fair value amounted to $5,466 and $12,211, respectively.

At December 31, 2011 and 2010, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

	Notional Amount
	2011	2010
Interest rate and currency swaps:
Receive fixed—pay fixed	$115,279	$116,279
Receive fixed—pay floating	1,096,000	664,000
Receive floating—pay fixed	8,151	18,454

Open futures contracts at December 31, 2011 and 2010, were as follows:

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value

December 31, 2011
Short	(1,208)	S&P 500 FUTURE Mar12	$(373,409)	$(378,285)
Long	7	DJ EURO STOXX 50 Mar12	207	209
Short	(690)	FTSE 100 IDX FUT Mar12	(58,550)	(59,772)
Short	(1,270)	NASDAQ 100 E-MINI Mar12	(57,731)	(57,772)
Short	(80)	NIKKEI 225 (OSE) Mar12	(8,924)	(8,782)

57

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Long/Short	Number of Contracts	Contract Type	Opening Fair Value	Year-End Fair Value

December 31, 2010
Short	(540)	FTSE 100 IDX FUT Mar11	$(49,059)	$(49,613)
Short	(1,150)	NASDAQ 100 E-MINI Mar11	(50,457)	(50,968)
Short	(120)	NIKKEI 225 (OSE) Mar11	(14,878)	(15,208)
Short	(900)	S&P 500 FUTURE Mar11	(276,831)	(281,925)

For the years ended December 31, 2011, 2010 and 2009, the Company recorded unrealized gains of $121,858, $39,628 and $36,852, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting. This has been recorded directly to unassigned surplus as an unrealized gain. The Company did not recognize any unrealized gains or losses during 2011, 2010 or 2009 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

At December 31, 2011 and 2010, investments with an aggregate carrying amount of $3,315 and $3,648, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

6. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The Company reinsures portions of the risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

58

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Premiums earned reflect the following reinsurance amounts:

	Year Ended December 31
	2011	2010	2009
Direct premiums	$4,950,537	$4,894,908	$4,052,916
Reinsurance assumed—affiliates	104	101	132
Reinsurance assumed—non affiliates	621,553	660,888	673,459
Reinsurance ceded—affiliates	(359,404)	(322,295)	(311,014)
Reinsurance ceded—non affiliates	(786,320)	(88,324)	(86,969)

Net premiums earned	$4,426,470	$5,145,278	$4,328,524

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2011 and 2010 of $1,539,578 and $1,405,493, respectively.

The Company received reinsurance recoveries in the amounts of $325,524, $268,725 and $248,374 during 2011, 2010 and 2009, respectively. At December 31, 2011 and 2010, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $160,350 and $71,135, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2011 and 2010 of $2,078,316 and $1,540,451, respectively.

The Company would experience no reduction in surplus at December 31, 2011 or 2010 if all reinsurance agreements were cancelled.

The Company did not enter into any new reinsurance agreements in which a reserve credit was taken during the years ended December 31, 2011 or 2010.

On April 26, 2011, AEGON N.V. announced the disposition of its life reinsurance operations, Transamerica Reinsurance, to SCOR, which was effective August 9, 2011. The life reinsurance business conducted by Transamerica Reinsurance was written through several of AEGON N.V.’s U.S. and international affiliates, all of which remain AEGON N.V. affiliates following the closing, except for Transamerica International Reinsurance Ireland, Limited (TIRI), an Irish reinsurance company. As a result of this transaction, the Company entered into a series of recapture and reinsurance agreements during the third and fourth quarters of 2011 which directly resulted in a pre-tax loss of $474,720 which was included in the statement of operations, and a net of tax gain of $400,760 which has been credited directly to unassigned surplus. These amounts include current year

59

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

amortization of previously deferred gains, as well as releases of previously deferred gains from unassigned surplus into earnings related to these transactions. Additional information surrounding these transactions is outlined below.

Effective August 9, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $55,356, recaptured reserves of $293,975, recaptured other assets of $8,586 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $2,297, resulting in a pre-tax loss of $227,736 which has been included in the statement of operations. Prior to this transaction, the Company amortized $498, net of tax, of the deferred gain related to the initial transaction into earnings with a corresponding charge directly to unassigned surplus in 2011 and $995 on a net of tax basis into earnings in 2010.

Subsequently, effective August 9, 2011, the Company ceded business that was associated with the divestiture of the Transamerica Reinsurance operations on a coinsurance basis to a non-affiliate. The Company paid a net reinsurance premium of $549,682, received an initial ceding commission of $219,000, transferred other assets in the amount of $12,548 and released net reserves of $790,263. The Company paid an experience refund in the amount of $84,770 to an affiliate and released IMR associated with certain business in the amount of $13,086. These transactions resulted in a net of tax gain of $248,557, which has been credited directly to unassigned surplus. During 2011, the Company amortized $7,712, net of tax, of the deferred gain into earnings with a corresponding charge directly to unassigned surplus.

Effective October 1, 2011, the Company recaptured business that was associated with the divestiture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to a non-affiliate. The Company paid recapture consideration of $9,840, recaptured reserves of $402,503, recaptured other net assets of $10,226 and released into income a previously deferred unamortized gain resulting from the original transaction in the amount of $230,033, resulting in a pre-tax loss of $172,084, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to an affiliate and as a result received cash, transferred other net assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $262,245, which has been credited directly to unassigned surplus.

60

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Effective October 1, 2011, the Company recaptured business that was associated with the divesture of the Transamerica Reinsurance operations which was previously retroceded on a coinsurance basis to an affiliate. The Company received recapture consideration of $30,305, recaptured reserves of $123,935 and recaptured other assets of $17,964, resulting in a pre-tax loss of $75,666, which has been included in the statement of operations. Subsequently, effective October 1, 2011, the Company ceded this business on a coinsurance basis to a non-affiliate and as a result paid cash, transferred other assets and released reserves consistent with the amounts recaptured, resulting in a net of tax gain of $49,183, which has been credited directly to unassigned surplus.

During the last half of 2011, the Company recaptured the business that was associated with the divesture of the Transamerica Reinsurance operations from several AEGON N.V. affiliates. This business was subsequently ceded to SCOR entities and in addition, retrocession reinsurance treaties were executed. The Company assigned certain third party retrocession agreements to SCOR entities as a component of the divesture of the Transamerica Reinsurance operations and the associated Master Retrocession Agreement. As a result, the unaffiliated retrocession reinsurance treaties were assigned from the Company to a SCOR entity, resulting in this risk being ceded to SCOR and subsequently to the unaffiliated third parties. The reserves and assets associated with these assignments were $87,665, where the counterparty’s net reserves ceded exchanged counterparties with no consideration exchanged, resulting in no net income or surplus impact to the Company.

During 2010 the Company entered into assumption reinsurance agreements and a recapture agreement. As a result the Company recognized pre-tax earnings of $49,551, which includes the 2010 amortization of the deferred gain through the balance sheet of $1,414. Additional information surrounding these transactions is outlined below.

During 2010, the Company entered into assumption reinsurance agreements in which the Company assumed policies from an affiliate. The Company assumed net reserves of $71,040 and other net assets of $83,170 and received net consideration of $12,118. This transaction resulted in a net pre-tax gain to the Company of $24,248, which has been reclassified to the balance sheet and presented as a deferred gain, as this transaction was deemed economic. The deferred gain will be amortized into general insurance expenses over the period in which the Company benefits economically, not to exceed 10 years. Amortization of the deferred gain during 2011 and 2010 was $2,425 and $1,414, respectively.

61

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

During 2010, the Company entered into assumption reinsurance agreements in which the Company ceded term life policies to an affiliate. Reserves of $64,848, and other assets in the amount of $5,538 were ceded by the Company, with consideration paid of $5,897. These transactions resulted in a net pre-tax gain to the Company of $53,413, which has been reflected in the statement of operations, as this was deemed an economic transaction.

Effective January 1, 2010, the Company entered into a recapture agreement in which the Company recaptured term life policies from an affiliate. The Company recaptured life and claim reserves of $6,051 and $80, respectively, and received consideration of $855. This transaction resulted in a net pre-tax loss to the Company of $5,276, which has been reflected in the statement of operations.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to TIRe. Universal life secondary guarantee reserves recaptured were $22,707. The resulting pre-tax loss of $22,707 was included in the statement of operations.

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company (SLIC), an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products. The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

During 2011, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $1,991 into earnings on a net of tax basis with a corresponding charge to unassigned surplus. During 2010 and 2009, the Company amortized deferred gains from reinsurance transactions occurring prior to 2009 of $995, for each respective year, into earnings on a net of tax basis with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2010 and 2009. The goodwill was fully amortized at the end of 2010. The Company recorded $420 and $502 of goodwill at December 31, 2011 and 2010, respectively.

62

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

7. Income Taxes

The net deferred income tax asset at December 31, 2011 and 2010 and the change from the prior year are comprised of the following components:

	December 31, 2011
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$93,032	$26,758	$119,790
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	93,032	26,758	119,790
Deferred Tax Liabilities	43,904	7,897	51,801

Subtotal Net Deferred Tax Assets	49,128	18,861	67,989
Deferred Tax Assets Nonadmitted	17,395	—	17,395

Net Admitted Deferred Tax Assets	$31,733	$18,861	$50,594

	December 31, 2010
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$117,201	$28,547	$145,748
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	117,201	28,547	145,748
Deferred Tax Liabilities	35,711	8,366	44,077

Subtotal Net Deferred Tax Assets	81,490	20,181	101,671
Deferred Tax Assets Nonadmitted	35,565	—	35,565

Net Admitted Deferred Tax Assets	$45,925	$20,181	$66,106

	Ordinary	Change Capital	Total
Gross Deferred Tax Assets	$(24,169)	$(1,789)	$(25,958)
Statutory Valuation Allowance Adjustment	—	—	—

Adjusted Gross Deferred Tax Assets	(24,169)	(1,789)	(25,958)
Deferred Tax Liabilities	8,193	(469)	7,724

Subtotal Net Deferred Tax Assets	(32,362)	(1,320)	(33,682)
Deferred Tax Assets Nonadmitted	(18,170)	—	(18,170)

Net Admitted Deferred Tax Assets	$(14,192)	$(1,320)	$(15,512)

63

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The main components of deferred income tax amounts are as follows:

	Year Ended December 31
	2011	2010	Change
Deferred Tax Assets:
Ordinary
Discounting of unpaid losses	$313	$175	$138
Policyholder reserves	50,688	69,208	(18,520)
Investments	4,842	5,857	(1,015)
Deferred acquisition costs	20,940	27,880	(6,940)
Receivables—nonadmitted	1,999	1,037	962
Guaranty fund accrual	6,452	3,079	3,373
Reinsurance to unauthorized companies	282	492	(210)
Assumption reinsurance	6,996	8,487	(1,491)
Other (including items <5% ofordinary tax assets)	520	986	(466)

Subtotal	93,032	117,201	(24,169)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	17,395	35,565	(18,170)

Admitted ordinary deferred tax assets	75,637	81,636	(5,999)

Capital:
Investments	26,758	28,547	(1,789)

Subtotal	26,758	28,547	(1,789)

Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—
Admitted capital deferred tax assets	26,758	28,547	(1,789)

Admitted deferred tax assets	$102,395	$110,183	$(7,788)

Deferred Tax Liabilities:
Ordinary
Investments	$8,286	$8,433	$(147)
§807(f) adjustment	8,621	10,029	(1,408)
Reinsurance ceded	15,395	—	15,395
Other (including items <5% of totalordinary tax liabilities)	320	177	143

Subtotal	32,623	18,639	13,984

Capital
Investments	19,178	22,393	(3,215)
Separate account adjustments	—	3,045	(3,045)

Subtotal	19,178	25,438	(6,260)

Deferred tax liabilities	51,801	44,077	7,724

Net deferred tax assets/liabilities	$50,594	$66,106	$(15,512)

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2011 or 2010.

64

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2011 and 2010 reporting periods. The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

	December 31, 2011
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$14,870	$7,794	$22,664
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and
10.b.ii. below)	—	—	—
SSAP No. 10R, Paragraph 10.b.i.	—	—	—
SSAP No. 10R, Paragraph 10.b.ii.	—	97,300	97,300
SSAP No. 10R, Paragraph 10.c.	32,837	18,964	51,801

Total	$47,707	$26,758	$74,465

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$31,733	$18,861	$50,594
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and
10.e.ii.b. below)	—	—	—
SSAP No. 10R, Paragraph 10.e.ii.a.	—	—	—
SSAP No. 10R, Paragraph 10.e.ii.b.	—	145,950	145,950
SSAP No. 10R, Paragraph 10.e.iii.	43,904	7,897	51,801

Total	$75,637	$26,758	$102,395

65

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31, 2010
	Ordinary	Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$25,439	$9,191	$34,630
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and
10.b.ii. below)	—	—	—
SSAP No. 10R, Paragraph 10.b.i.	—	—	—
SSAP No. 10R, Paragraph 10.b.ii.	—	101,136	101,136
SSAP No. 10R, Paragraph 10.c.	24,721	19,356	44,077

Total	$50,160	$28,547	$78,707

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$45,925	$13,401	$59,326
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and
10.e.ii.b. below)	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.a.	—	6,780	6,780
SSAP No. 10R, Paragraph 10.e.ii.b.	—	151,704	151,704
SSAP No. 10R, Paragraph 10.e.iii.	35,711	8,366	44,077

Total	$81,636	$28,547	$110,183

66

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Ordinary	Change Capital	Total
Admission Calculation Components
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
SSAP No. 10R, Paragraph 10.a.	$(10,569)	$(1,397)	$(11,966)
SSAP No. 10R, Paragraph 10.b.
(the lesser of paragraph 10.b.i. and
10.b.ii. below)	—	—	—
SSAP No. 10R, Paragraph 10.b.i.	—	—	—
SSAP No. 10R, Paragraph 10.b.ii.	—	(3,836)	(3,836)
SSAP No. 10R, Paragraph 10.c.	8,116	(392)	7,724

Total	$(2,453)	$(1,789)	$(4,242)

Admission Calculation Components
SSAP No. 10R, Paragraph 10.e.:
SSAP No. 10R, Paragraph 10.e.i.	$(14,192)	$5,460	$(8,732)
SSAP No. 10R, Paragraph 10.e.ii.
(the lesser of paragraph 10.e.ii.a and
10.e.ii.b. below)	—	(6,780)	(6,780)
SSAP No. 10R, Paragraph 10.e.ii.a.	—	(6,780)	(6,780)
SSAP No. 10R, Paragraph 10.e.ii.b.	—	(5,754)	(5,754)
SSAP No. 10R, Paragraph 10.e.iii.	8,193	(469)	7,724

Total	$(5,999)	$(1,789)	$(7,788)

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year

•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year

•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs

•

10.d. – If the reporting entity’s financial statements and RBC calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b. and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•

10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years

•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement

•	10.e.iii.– Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

67

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Total increased admitted adjusted gross DTA’s as the result of the application of paragraph 10.e. SSAP No. 10R:

	December 31, 2011
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$27,931	$—	$27,931

	December 31, 2010
	Ordinary	Capital	Total
Total increased admitted deferred tax asset	$31,476	$—	$31,476

	Ordinary	Change Capital	Total
Total increased admitted deferred tax asset	$(3,545)	$—	$(3,545)

Used in SSAP No. 10R, paragraph 10.d.:

	December 31, 2011
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$766,167
Authorized Control Level	XXX	XXX	94,115

	December 31, 2010
	Ordinary	Capital	Total
Total Adjusted Capital	XXX	XXX	$873,310
Authorized Control Level	XXX	XXX	114,633

	Ordinary	Change Capital	Total
Total Adjusted Capital	XXX	XXX	$(107,143)
Authorized Control Level	XXX	XXX	(20,518)

68

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31, 2011
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$47,707	$26,758	$74,465
Admitted Assets	XXX	XXX	25,450,515
Adjusted Statutory Surplus*	XXX	XXX	664,210
Total Adjusted Capital from DTAs	XXX	XXX	766,167

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$27,931	$—	$27,931
Admitted Assets	27,931	—	27,931
Statutory Surplus	27,931	—	27,931

	December 31, 2010
	Ordinary	Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$50,160	$28,547	$78,707
Admitted Assets	XXX	XXX	24,281,010
Adjusted Statutory Surplus*	XXX	XXX	763,192
Total Adjusted Capital from DTAs	XXX	XXX	873,310

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$31,476	$—	$31,476
Admitted Assets	31,476	—	31,476
Statutory Surplus	31,476	—	31,476

	Ordinary	Change Capital	Total
SSAP No. 10R, Paragraphs 10.a., 10.b. and 10.c.:
Admitted Deferred Tax Assets	$(2,453)	$(1,789)	$(4,242)
Admitted Assets	XXX	XXX	1,169,505
Adjusted Statutory Surplus*	XXX	XXX	(98,982)
Total Adjusted Capital from DTAs	XXX	XXX	(107,143)

Increases due to SSAP No. 10R, Paragraph 10.e.:
Admitted Deferred Tax Assets	$(3,545)	$—	$(3,545)
Admitted Assets	(3,545)	—	(3,545)
Statutory Surplus	(3,545)	—	(3,545)

*As reported on the statutory balance sheet for the most recently filed statement with the domiciliary state commissioner adjusted in accordance with SSAP No. 10R, paragraph 10.b.ii

•	XXX denotes breakout between ordinary and capital is not applicable to this information.

69

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The impact of tax planning strategies at December 31, 2011 and 2010 was as follows:

	December 31, 2011
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	0%	0%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	0%	0%

	December 31, 2010
	Ordinary Percent	Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	5%	5%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	10%	10%

	Ordinary Percent	Change Capital Percent	Total Percent
Impact of Tax Planning Strategies:
Adjusted Gross DTAs (% of Total Adjusted Gross DTAs)	0%	-5%	-5%

Net Admitted Adjusted Gross DTAs (% of Total Net Admitted Adjusted Gross DTAs)	0%	-10%	-10%

Current income taxes incurred consist of the following major components:

	Year Ended December 31
	2011	2010	Change
Federal	$44,789	$58,571	$(13,782)
Foreign	—	—	—

Subtotal	44,789	58,571	(13,782)

Federal income tax on net capital gains	15,802	24,841	(9,039)

Federal and foreign income taxes incurred	$60,591	$83,412	$(22,821)

70

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Year Ended December 31
	2010	2009	Change
Federal	$58,571	$40,971	$17,600
Foreign	—	—	—

Subtotal	58,571	40,971	17,600

Federal income tax on net capital gains	24,841	(9,320)	34,161

Federal and foreign income taxes incurred	$83,412	$31,651	$51,761

The Company’s current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

	Year Ended December 31
	2011	2010	2009
Current income taxes incurred	$60,591	$83,412	$31,651
Change in deferred income taxes	7,754	(24,065)	95,930

(without tax on unrealized gains and losses)
Total income tax reported	$68,345	$59,347	$127,581

Income before taxes	$(182,234)	$197,747	$370,710
	35.00%	35.00%	35.00%

Expected income tax expense (benefit) at 35% statutory rate	$(63,782)	$69,211	$129,749
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	(3,958)	(3,360)	(3,298)
Tax credits	(2,217)	(2,180)	(2,187)
Tax-exempt income	—	—	(22)
Tax adjustment for IMR	(10,326)	(3,591)	(798)
Surplus adjustment for in force ceded	140,266	(348)	(348)
Nondeductible expenses	2,882	13	(80)
Deferred tax benefit on other items in surplus	(1,343)	(2,256)	9,321
Provision to return	(454)	59	(387)
Transfer of basis	(281)	—	—
Dividends from certain foreign corporations	30	35	42
Prior period adjustment	4,791	1,760	(4,242)
Other	2,737	4	(169)

Total income tax reported	$68,345	$59,347	$127,581

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written tax allocation agreement. Under the terms of the tax allocation agreement, allocations are based on separate income tax return calculations. The Company is entitled to recoup federal income taxes paid in the event the future losses and credits

71

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in the year generated. The Company is also entitled to recoup federal income taxes paid in the event the losses and credits reduce the greater of the Company’s separately computed income tax liability or the consolidated group’s income tax liability in any carryback or carryforward year when so applied. Intercompany income tax balances are settled within thirty days of payment to or filing with the Internal Revenue Service. A tax return has not yet been filed for 2011.

As of December 31, 2011 and 2010, the Company had no operating loss, capital loss or tax credit carryforwards available for tax purposes.

The Company incurred income taxes during 2011, 2010 and 2009 of $75,476, $62,534 and $30,721, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2011 and 2010 is $24 and $1,744, respectively. The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $24. The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively. The Company’s interest (benefit) expense related to income taxes for the years ending December 31, 2011, 2010 and 2009 is $(25), $77 and $77, respectively. The total interest payable balance as of December 31, 2011 and 2010 is $205 and $230, respectively. The Company recorded no liability for penalties. It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2004. The examination for the years 2005 through 2006 have been completed and resulted in tax return adjustments that are currently undergoing final calculation at appeal. The examination for the years 2007 through 2008 has been completed and resulted in tax return adjustments that are currently being appealed. An examination is already in progress for the years 2009 and 2010. The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.

72

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

8. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2011, 2010 and 2009, premiums for participating life insurance policies were $111, $2 and $(2), respectively. The Company accounts for its policyholder dividends based on dividend scales and experience of the policies. The Company did not pay any dividends to policyholders during 2011 and 2010. The Company paid dividends in the amount of $17 to policyholders during 2009 and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds (including separate account liabilities) relates to liabilities established on a variety of the Company’s annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

	December 31 2011
	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	Percent
Subject to discretionary withdrawal With fair value adjustment	$881,103	$132,777	$—	$1,013,880	5%
At book value less surrender charge of 5% or more	1,396,544	50,323	—	1,446,867	6
At fair value	4,904	444,165	6,241,061	6,690,130	30

Total with adjustment or at fair value	2,282,551	627,265	6,241,061	9,150,877	41
At book value without adjustment (minimal or no charge or adjustment)	3,713,504	69,871	—	3,783,375	17
Not subject to discretionary withdrawal provision	988,299	6,339,784	1,995,720	9,323,803	42

Total annuity reserves and deposit liabilities	6,984,354	7,036,920	8,236,781	22,258,055	100%

Less reinsurance ceded	967	—	—	967

Net annuity reserves and deposit liabilities	$6,983,387	$7,036,920	$8,236,781	$22,257,088

73

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	December 31 2010
	Amount	Percent
Subject to discretionary withdrawal with adjustment:
With fair value adjustment	$1,004,645	5%
At book value less surrender charge of 5% or more	2,347,514	11
At fair value	6,088,388	30

Total with adjustment or at fair value	9,440,547	46
At book value without adjustment (minimal or no charge or adjustment)	2,691,607	13
Not subject to discretionary withdrawal provision	8,556,902	41

Total annuity reserves and deposit liabilities	20,689,056	100%

Less reinsurance ceded	1,689

Net annuity reserves and deposit liabilities	$20,687,367

74

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2011, 2010 and 2009 is as follows:

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2011	$2,184,262	$2,035,362	$4,219,624

Reserves at December 31, 2011 for separate accounts with assets at:
Fair value	$—	$8,294,680	$8,294,680
Amortized cost	7,036,920	—	7,036,920

Total	$7,036,920	$8,294,680	$15,331,600

Reserves for separate accounts by withdrawal characteristics at December 31, 2011:
Subject to discretionary withdrawal: With fair value adjustment	$132,777	$—	$132,777
At book value without fair value adjustment and with current surrender charge of 5% or more	50,323	—	50,323
At fair value	444,165	6,301,437	6,745,602
At book value without fair value adjustment and with current surrender charge of less than 5%	69,871	—	69,871

Subtotal	697,136	6,301,437	6,998,573
Not subject to discretionary withdrawal	6,339,784	1,993,243	8,333,027

Total separate account reserves at December 31, 2011	$7,036,920	$8,294,680	$15,331,600

75

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2010	$2,664,188	$1,453,005	$4,117,193

Reserves at December 31, 2010 for separate accounts with assets at:
Fair value	$2,050,715	$5,501,299	$7,552,014
Amortized cost	6,343,146	—	6,343,146

Total	$8,393,861	$5,501,299	$13,895,160

Reserves for separate accounts by withdrawal characteristics at December 31, 2010:
Subject to discretionary withdrawal: With fair value adjustment	$131,701	$—	$131,701
At book value without fair value adjustment and with current surrender charge of 5% or more	52,218	—	52,218
At fair value	643,553	5,501,299	6,144,852
At book value without fair value adjustment and with current surrender charge of less than 5%	72,502	—	72,502

Subtotal	899,974	5,501,299	6,401,273
Not subject to discretionary withdrawal	7,493,887	—	7,493,887

Total separate account reserves at December 31, 2010	$8,393,861	$5,501,299	$13,895,160

76

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

	Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$1,747,886	$1,014,078	$2,761,964

Reserves at December 31, 2009 for separate accounts with assets at:
Fair value	$1,971,913	$4,319,558	$6,291,471
Amortized cost	4,699,988	—	4,699,988

Total	$6,671,901	$4,319,558	$10,991,459

Reserves for separate accounts by withdrawal characteristics at December 31, 2009:
Subject to discretionary withdrawal: With fair value adjustment	$148,997	$—	$148,997
At book value without fair value adjustment and with current surrender charge of 5% or more	55,993	—	55,993
At fair value	634,536	4,319,558	4,954,094
At book value without fair value adjustment and with current surrender charge of less than 5%	76,813	—	76,813

Subtotal	916,339	4,319,558	5,235,897
Not subject to discretionary withdrawal	5,755,562	—	5,755,562

Total separate account reserves at December 31, 2009	$6,671,901	$4,319,558	$10,991,459

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31
	2011	2010	2009
Transfer as reported in the summary of operations of the separate accounts statement:
Transfers to separate accounts	$4,219,645	$4,117,231	$2,762,019
Transfers from separate accounts	(3,075,684)	(2,024,827)	(1,394,549)

Net transfers to separate accounts	1,143,961	2,092,404	1,367,470
Miscellaneous reconciling adjustments	(63)	102	(36)

Net transfers as reported in the statements of operations of the life, accident and health annual statement	$1,143,898	$2,092,506	$1,367,434

77

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The legal insulation of separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account. At December 31, 2011 and 2010, the Company’s separate account statement included legally insulated assets of $15,878,424 and $14,267,158, respectively. The assets legally insulated from general account claims at December 31, 2011 and 2010 are attributed to the following products:

	2011	2010
Variable life	$71,843	$74,672
Variable annuities	4,553,020	3,778,161
Market value separate accounts	1,528,849	1,689,675
Par annuities	2,205,551	2,050,715
Book value separate accounts	7,519,161	6,673,935

Total separate account assets	$15,878,424	$14,267,158

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. As of December 31, 2011 and 2010, the general account of the Company had a maximum guarantee for separate account liabilities of $81,614 and $41,889, respectively. To compensate the general account for the risk taken, the separate account paid risk charges of $3,487 and $2,394 to the general account in 2011 and 2010, respectively. As of December 31, 2011 and 2010, the general account of the Company had paid $1,542 and $1,006, respectively, toward separate account guarantees.

At December 31, 2011 and 2010, the Company reported guaranteed separate account assets at amortized cost in the amount of $7,519,161 and $6,673,935, respectively, based upon the prescribed practice granted by the State of New York as described in Note 2. These assets had a fair value of $7,682,141 and $6,823,370 at December 31, 2011 and 2010, respectively, which would have resulted in an unrealized gain of $162,980 and $149,435, respectively, had these assets been reported at fair value.

The Company participates in securities lending within the separate account. The Company follows the same policies and procedures as the general account for such transactions conducted from the separate account. See Note 10 for a discussion of securities lending policies and procedures. At December 31, 2011 and 2010, securities with a book value of $26,057 and $39,189, respectively, were on loan under securities lending agreements, which represents less than one percent of total separate account assets. The Company does not obtain approval or otherwise provide notification to contract holders regarding securities lending transactions that

78

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

occur with separate account assets. However, the Company requires that borrowers pledge collateral worth 102% of the value of the loaned securities. At December 31, 2011, the Company held collateral from securities lending transactions in the form of cash and on open terms in the amount of $26,595. This cash collateral is reinvested in a registered money market fund and is not available for general corporate purposes.

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43), which replaces Actuarial Guidelines 34 and 39. AG 43 specifies statutory reserve requirements for variable annuity contracts with benefit guarantees (VACARVM) and without benefit guarantees and related products. The AG 43 reserve calculation includes variable annuity products issued after January 1, 1981. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits and guaranteed payout annuity floors. The aggregate reserve for contracts falling within the scope of AG 43 is equal to the conditional tail expectation (CTE) Amount, but not less than the standard scenario amount (SSA). The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on Company experience. The SSA was determined using the assumptions and methodology prescribed in AG 43 for determining the SSA.

At December 31, 2011 and 2010, the Company had variable annuities with minimum guaranteed benefits as follows:

Benefit and Type of Risk	Subjected Account Value	Amount of Reserve Held	Reinsurance Reserve Credit
December 31, 2011
Guaranteed Minimum Withdrawal Benefit	$4,863,047	$181,344	$—
Guaranteed Minimum Death Benefit	1,328,603	7,406	967

December 31, 2010
Guaranteed Minimum Withdrawal Benefit	$5,973,783	$70,491	$—
Guaranteed Minimum Death Benefit	1,430,212	4,356	1,689

79

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2011 and 2010, the gross premium and loading amounts related to these assets (which are reported as premiums deferred and uncollected), are as follows:

	Gross	Loading	Net
December 31, 2011
Life and annuity:
Ordinary first-year business	$1,976	$290	$1,686
Ordinary renewal business	166,851	1,434	165,417
Group life business	639	147	492
Credit life	265	—	265
Reinsurance ceded	(161,358)	—	(161,358)

Total life and annuity	8,373	1,871	6,502
Accident and health	4,085	—	4,085

	$12,458	$1,871	$10,587

	Gross	Loading	Net
December 31, 2010
Life and annuity:
Ordinary first-year business	$674	$437	$237
Ordinary renewal business	134,460	1,491	132,969
Group life business	618	133	485
Credit life	262	—	262
Reinsurance ceded	(67,303)	—	(67,303)

Total life and annuity	68,711	2,061	66,650
Accident and health	3,430	—	3,430

	$72,141	$2,061	$70,080

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts. At December 31, 2011 and 2010, the Company had insurance in force aggregating $14,627,860 and $151,035,580, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the New York Department of Financial Services. The Company established policy reserves of $108,491 and $116,132 to cover these deficiencies at December 31, 2011 and 2010, respectively.

80

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

9. Capital and Surplus

At December 31, 2011 and 2010, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding. AEGON owns 38,609 shares and TLIC owns 5,566 shares. Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock. Dividends are payable annually in December. The amount of dividends unpaid at December 31, 2011 was $430. The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year. The Company cannot make a dividend payment without the prior approval of insurance regulatory authorities in 2012.

On December 21, 2011, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $296,590, respectively, to its parent companies, AEGON and TLIC. Of the common stock dividend amount, $76,057 was considered an ordinary dividend and $220,533 was considered an extraordinary dividend. Of the total $300,000 preferred and common stock dividends, AEGON received $262,200 and TLIC received $37,800. On December 23, 2010, the Company paid a preferred stock dividend and a common stock dividend of $3,410 and $196,590, respectively, to its parent companies, AEGON and TLIC. Of the common stock dividend amount, $87,502 was considered an ordinary dividend and $109,088 was considered an extraordinary dividend. Of the total $200,000 preferred and common stock dividends, AEGON received $174,800 and TLIC received $25,200.

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2011, the Company meets the minimum RBC requirements.

81

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

On May 2, 2008, the Company received $150,000 from AEGON in exchange for surplus notes. The Company received approval from the Superintendent of Insurance of the New York Department of Financial Services prior to the issuance of the surplus notes, as well as the December 31, 2011, 2010 and 2009 interest payments. These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company. In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the outstanding surplus notes at December 31, 2011 and 2010 is as follows:

For Year Ending	Balance Outstanding	Interest Paid Current Year	Cumulative Interest Paid	Accrued Interest
2011	$150,000	$9,375	$34,375	$—
2010	150,000	9,375	25,000	—

The Company held special surplus funds in the amount of $4,796 and $4,581, as of December 31, 2011 and 2010, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

10. Securities Lending

The Company participates in an agent-managed securities lending program. The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date. If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities. In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.

At December 31, 2011 and 2010, respectively, securities in the amount of $459,577 and $463,936 were on loan under securities lending agreements. At December 31, 2011, the collateral the Company received from securities lending was in the form of cash and on open terms. This cash collateral is reinvested and is not available for

82

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

general corporate purposes. The reinvested cash collateral has a fair value of $475,551 and $475,923 at December 31, 2011 and 2010, respectively.

The contractual maturities of the securities lending collateral positions are as follows:

Fair Value
Open	$476,290
30 days or less	—
31 to 60 days	—
61 to 90 days	—
Greater than 90 days	—

Total	476,290
Securities received	—

Total collateral received	$476,290

The maturity dates of the reinvested securities lending collateral are as follows:

	Amortized Cost	Fair Value
Open	$55,281	$55,281
30 days or less	243,679	243,671
31 to 60 days	93,381	93,379
61 to 90 days	52,037	51,864
91 to 120 days	—	—
121 to 180 days	9,000	9,000
181 to 365 days	11,128	10,990
1 to 2 years	11,547	11,366
2-3 years	—	—
Greater than 3 years	—	—

Total	476,053	475,551
Securities received	—	—

Total collateral reinvested	$476,053	$475,551

For securities lending, the Company’s sources of cash that it uses to return the cash collateral is dependent upon the liquidity of the current market conditions. Under current conditions, the Company has securities with a par value of $476,139 (fair value of $475,551) that are currently tradable securities that could be sold and used to pay for the $476,290 in collateral calls that could come due under a worst-case scenario.

83

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

11. Retirement and Compensation Plans

The Company’s employees participate in a qualified defined benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits and based upon actuarial participant benefit calculations. The benefits are based on years of service and the employee’s eligible annual compensation. Pension expenses were $8, $8 and $8 for the years ended December 31, 2011, 2010 and 2009, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company’s allocation of benefits expense for the years ended December 31, 2011, 2010 and 2009 was $6, $6 and $5 respectively.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits. The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. The Company’s allocation of expense for these plans for each of the years ended December 31, 2011, 2010 and 2009 was negligible. AEGON also sponsors an employee stock option plan/stock appreciation rights for employees of the Company and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and

84

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

dental plans are contributory. The postretirement plan expenses are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended December 31, 2011, 2010 and 2009.

12. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by AEGON as needed.

The Company is party to a service agreement with TLIC, in which the Company receives services, including accounting, data processing and other professional services, in consideration of reimbursement of the actual costs of services rendered. The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. (Advisor) whereby Advisor serves as the administrator and advisor for the Company’s mortgage loan operations. AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company. During 2011, 2010 and 2009, the Company paid $23,065, $22,860 and $22,645, for these services, which approximates cost.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust. The Company received $1,688, $1,112 and $696 for these services during 2011, 2010 and 2009, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement. The Company incurred expenses under this agreement of $4,411, $3,395 and $4,768 for the years ended December 31, 2011, 2010 and 2009, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2011, 2010 and 2009, the Company paid (received) net interest of $11, $(14) and $(58), respectively, to (from) affiliates. At December 31, 2011 and 2010, the Company reported a net amount of $819 and $4,281 due to affiliates, respectively. Terms of settlement require that these amounts are settled within 90 days.

85

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company did not have any short-term intercompany notes receivable at December 31, 2011. At December 31, 2010, the Company had short-term intercompany notes receivable of $30,400 as follows. In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments. The short-term intercompany note outstanding at December 31, 2010 was repaid prior to its due date.

Receivable from	Amount	Due By	Interest Rate
December 31, 2010
AEGON	$30,400	September 15, 2011	0.28%

13. Managing General Agents

The Company utilizes managing general agents and third-party administrators in its operations. Information regarding these entities is as follows:

Name and Address of Managing General Agent or Third-Party Administrator	FEIN	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced By
The Vanguard Group, Inc. 100 Vanguard Blvd. Malvern, PA 19355	23-1945930	No	Deferred and Income Annuities	C,B,P,U	$20,974
League Insurance Agency/CUNA Mutual Group 14 Business Park Branford, CT 06405	06-0898852	No	Long-term Care	P	$1 7

C-         Claims Payment

B-         Binding Authority

P-         Premium Collection

U-         Underwriting

For years ended December 31, 2011, 2010 and 2009, the Company had $20,974, $21,285 and $24,816, respectively, of direct premiums written by The Vanguard Group, Inc. For the year ended December 31, 2011, the Company did not have any direct premiums written by Vision Financial Corp. For the years ended December 31, 2010 and 2009, the Company had $1,766 and $6,638, respectively, of direct premiums written by Vision Financial Corp. The Company had no direct premiums written by Benefit Marketing Systems, Inc. for the years ended December 31, 2011

86

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

and 2010. For the year ended December 31, 2009 the Company had $8,775 of direct premiums written by Benefit Marketing Systems, Inc. For the years ended December 31, 2011, 2010 and 2009, the Company had $17, $33 and $39, respectively, of direct premiums written by League Insurance Agency.

14. Commitments and Contingencies

The Company had two synthetic GIC contracts in force during 2011. As of December 1, 2011, these contracts were terminated. There were no funding requirements during 2011. The Company had issued synthetic GIC contracts to benefit plan sponsors on assets totaling $179,759 as of December 31, 2010. A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans. The plan sponsor retains ownership and control of the related plan assets. The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows. In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances. The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants. In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve was established for the possibility of unexpected benefit payments at below market interest rates of $1,000 at December 31, 2010, but no reserve is established as of December 31, 2011 due to the termination of the contracts.

The Company has contingent commitments of $23,554 and $16,734, at December 31, 2011 and 2010, respectively, to provide additional funding for joint ventures, partnerships and limited liability companies, which includes LIHTC commitments of $8,603 at December 31, 2011. There were no LIHTC commitments at December 31, 2010.

There were no private placement commitments outstanding as of December 31, 2011 or 2010.

There were securities in the amount of $20,491 being acquired on a “to be announced” (TBA) basis at December 31, 2011. There were no securities being acquired on a TBA basis at December 31, 2010.

87

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

The Company may pledge assets as collateral for derivative transactions. At December 31, 2011 and 2010, the Company has pledged invested assets with a carrying value of $36,839 and $41,357, respectively, and fair value of $41,209 and $42,175, respectively, in conjunction with these transactions.

As mentioned in Note 1, amendments to SSAP No. 91R during 2010 resulted in the cash collateral received from derivative counterparties being recorded on the Company’s balance sheet. The amount of cash collateral posted as of December 31, 2011 and 2010, respectively, was $87,702 and $35,073. In addition, securities in the amount of $14,724 and $12,315 were also posted to the Company as of December 31, 2011 and 2010, respectively, which were not included in the financials of the Company. In accordance with amended SSAP No. 91R, noncash collateral is not to be recognized by the recipient unless that collateral is sold or repledged or the counterparty defaults.

The Company is a party to legal proceedings involving a variety of issues incidental to its business, including class actions. Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum. In addition, there continues to be significant federal and state regulatory activity relating to financial services companies. The Company’s legal proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law. Amounts available for future offsets are recorded as an asset on the Company’s balance sheet. The future obligation for known insolvencies has been accrued based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The Company has established a reserve of $34,754 and $24,798 at December 31, 2011 and 2010, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The Company had an offsetting premium tax benefit of $16,319 and $16,000 at December 31, 2011 and 2010, respectively. The guaranty fund expense

88

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

(benefit) was $9,674, $8,079 and $(42) for the years ended December 31, 2011, 2010 and 2009, respectively.

15. Sales, Transfer and Servicing of Financial Assets and Extinguishments of Liabilities

The Company did not participate in repurchase or dollar repurchase agreements at December 31, 2011 or 2010.

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. There were no securities of NAIC designation 3 or below sold during 2011 and reacquired within 30 days of the sale date.

16. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008. This item was adjusted for in the 2008 financial statements, and was corrected through federal income tax expense in the 2009 Annual Statement. The following is a reconciliation of amounts previously reported to the New York Department of Financial Services in the 2009 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2009
Statement of Operations:
Statutory net income as reported in the Company’s Annual
Statement of Operations:	$274,899
Increase federal income tax benefit	50,479

Total statutory net income per financial statements	$325,378

There were no reconciling items between amounts reported to the New York Department of Financial Services in the 2011 or 2010 Annual Statement and those reported in the accompanying statutory-basis financial statements for 2011 or 2010.

89

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

(Dollars in Thousands, Except per Share Data)

17. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 11, 2012, provided they give evidence of conditions that existed at the balance sheet date (Type I). Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II). As of April 11, 2012, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2011.

90

Statutory-Basis Financial

Statement Schedules

Transamerica Financial Life Insurance Company

Summary of Investments – Other Than

Investments in Related Parties

(Dollars in Thousands)

December 31, 2011

SCHEDULE I

Type of Investment	Cost (1)	Market Value	Amount at Which Shown in the Balance Sheet
Fixed maturities
Bonds:
United States government and government agencies and authorities	$479,351	$576,532	$479,351
States, municipalities and political subdivisions	172,993	181,464	172,993
Foreign governments	142,423	142,997	142,423
Hybrid securities	123,593	106,662	123,593
All other corporate bonds	6,872,351	7,340,596	6,872,351
Preferred stocks	2,228	2,328	2,228

Total fixed maturities	7,792,939	8,350,579	7,792,939

Equity securities
Common stocks:
Industrial, miscellaneous and all other	1,402	4,191	4,191

Total common stocks	1,402	4,191	4,191

Mortgage loans on real estate	601,391		601,391
Policy loans	55,858		55,858
Other long- term investments	63,269		63,269
Cash, cash equivalents and short- term investments	178,103		178,103
Securities lending reinvested collateral assets	476,053		476,053
Receivable for securities	6,185		6,185

Total investments	$9,175,200		$9,177,989

(1)	Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

91

Transamerica Financial Life Insurance Company

Supplementary Insurance Information

(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2011
Individual life	$747,711	$—	$17,650	$(392,806)	$57,137	$(244,361)	$195,549
Individual health	29,871	5,405	10,749	39,862	2,680	23,875	20,769
Group life and health	121,400	1,764	6,654	40,610	7,514	21,200	18,354
Annuity	6,908,679	—	551	4,738,804	396,199	3,945,524	1,314,829

	$7,807,661	$7,169	$35,604	$4,426,470	$463,530	$3,746,238	$1,549,501

Year ended December 31, 2010
Individual life	$1,129,418	$—	$61,723	$380,711	$71,555	$413,196	$125,913
Individual health	29,445	6,118	11,591	43,410	2,616	31,177	19,128
Group life and health	115,632	1,779	14,004	56,396	7,621	36,810	10,680
Annuity	6,715,284	—	377	4,664,761	424,335	2,836,088	2,238,446

	$7,989,779	$7,897	$87,695	$5,145,278	$506,127	$3,317,271	$2,394,167

Year ended December 31, 2009
Individual life	$1,052,077	$—	$69,075	$371,689	$67,185	$338,255	$127,354
Individual health	21,812	7,057	9,701	35,931	2,351	19,149	12,099
Group life and health	109,798	1,865	6,648	49,459	6,777	35,255	11,910
Annuity	6,934,802	—	616	3,871,445	429,271	2,376,721	1,521,393

	$8,118,489	$8,922	$86,040	$4,328,524	$505,584	$2,769,380	$1,672,756

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

92

Transamerica Financial Life Insurance Company

Reinsurance

(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2011
Life insurance in force	$18,982,172	$260,580,996	$257,168,145	$15,569,321	1652%

Premiums:
Individual life	$127,831	$1,127,302	$606,665	$(392,806)	-154%
Individual health	43,652	3,938	148	39,862	0%
Group life and health	51,067	14,350	3,893	40,610	10%
Annuity	4,727,987	134	10,951	4,738,804	0%

	$4 ,950,537	$1,145,724	$621,657	$4,426,470	14%

Year ended December 31, 2010
Life insurance in force	$16,809,256	$192,917,364	$259,292,608	$83,184,500	312%

Premiums:
Individual life	$158,536	$409,081	$631,257	$380,712	166%
Individual health	40,593	746	3,563	43,410	8%
Group life and health	43,509	560	13,446	56,395	24%
Annuity	4,652,270	232	12,723	4,664,761	0%

	$4,894,908	$410,619	$660,989	$5,145,278	13%

Year ended December 31, 2009
Life insurance in force	$14,300,336	$198,447,986	$282,803,169	$98,655,519	287%

Premiums:
Individual life	$112,794	$396,792	$655,687	$371,689	176%
Individual health	37,442	552	(959)	35,931	-3%
Group life and health	44,044	431	5,846	49,459	12%
Annuity	3,858,636	208	13,017	3,871,445	0%

	$4,052,916	$397,983	$673,591	$4,328,524	16%

93

FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Years Ended December 31, 2011 and 2010

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Financial Statements

Years Ended December 31, 2011 and 2010

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners

of Separate Account VA BNY

Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Transamerica Financial Life Insurance Company Separate Account VA BNY (the Separate Account) (comprised of the TA Asset Allocation – Conservative, TA Asset Allocation – Growth, TA Asset Allocation – Moderate, TA Asset Allocation - Moderate Growth, TA International Moderate Growth – SC, TA MFS International Equity, TA Clarion Global Real Estate Securities, TA Jennison Growth, TA JPMorgan Enhanced Index, TA BlackRock Large Cap Value, TA AEGON High Yield Bond, TA PIMCO Total Return, TA Morgan Stanley Capital Growth, TA Multi-Managed Balanced, TA AllianceBernstein Dynamic Allocation, TA WMC Diversified Growth, TA AEGON Money Market, TA Systematic Small/Mid Cap Value, TA AEGON U.S. Government Securities, TA AEGON U.S. Government Securities - PAM – SC, TA T. Rowe Price Small Cap, TA Morgan Stanley Active International Allocation, TA Multi Managed Large Cap Core, TA Morgan Stanley Mid-Cap Growth, TA Vanguard ETF Index - Balanced – SC, TA Vanguard ETF Index - Growth – SC, TA Efficient Markets – SC, TA BlackRock Global Allocation – SC, TA BlackRock Tactical Allocation – SC, TA ProFunds UltraBear - OAM – SC, TA Janus Balanced – SC, TA Hanlon Growth – SC, TA Hanlon Growth and Income – SC, TA Hanlon Balanced – SC, TA Hanlon Income – SC, TA Vanguard ETF Index - Conservative – SC, TA Vanguard ETF Index - Aggressive Growth – SC, TA JP Morgan Midcap Value – SC, TA AEGON Tactical Vanguard ETF - Growth – SC, TA AEGON Tactical Vanguard ETF - Balanced – SC, TA AEGON Tactical Vanguard ETF - Conservative – SC, TA PIMCO Real Return TIPS – SC, TA JPMorgan Core Bond – SC, TA JPMorgan Tactical Allocation – SC, Invesco V.I. Basic Value, Invesco V.I. Capital Appreciation, AllianceBernstein Growth & Income, AllianceBernstein Large Cap Growth, AllianceBernstein Balanced Wealth Strategy, Janus Aspen – Enterprise, Janus Aspen - Perkins Mid Cap Value, Janus Aspen – Worldwide, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust International Equity, JPMorgan Insurance Trust Mid Cap Value, JPMorgan Insurance Trust Small Cap Core, JPMorgan Insurance Trust U.S. Equity, MFS® New Discovery, MFS® Total Return, MTB Managed Allocation Fund - Moderate Growth II, Fidelity VIP Contrafund®, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Growth Opportunities, Fidelity VIP Mid Cap, Fidelity VIP Value Strategies, Fidelity VIP Balanced, Franklin Income Securities, Mutual Shares Securities, Templeton Foreign Securities, Franklin Templeton VIP Founding Funds Allocation, American Funds - Asset Allocation, American Funds – Bond, American Funds – Growth, American Funds - Growth-Income, American Funds – International, and GE Investments Total Return subaccounts), at December 31, 2011, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Transamerica Financial Life Insurance Company Separate Account VA BNY at December 31, 2011, and the results of their operations and changes in their net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 13, 2012

1

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	14,926.242	7,775.011	93,330.603	33,904.352

Cost	$133,839	$77,897	$998,654	$399,123

Number of shares - Service	1,545,609.249	249,672.231	5,518,792.632	4,315,623.132

Cost	$14,927,399	$1,977,388	$55,336,045	$43,597,519

Investments in mutual funds, Level 1 quoted prices at net asset value	$15,887,595	$2,075,491	$57,083,693	$43,629,490
Receivable for units sold	—	—	31	—

Total assets	15,887,595	2,075,491	57,083,724	43,629,490

Liabilities
Payable for units redeemed	8	2	—	1

	$15,887,587	$2,075,489	$57,083,724	$43,629,489

Net Assets:
Deferred annuity contracts terminable by owners	$15,887,587	$2,075,489	$57,083,724	$43,629,489

Total net assets	$15,887,587	$2,075,489	$57,083,724	$43,629,489

2

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	123,521

M&E - 1.30%	—	—	—	—

M&E - 1.40%	106,253	49,928	668,707	124,927

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.463492	$1.282768	$1.452682	$1.393746

M&E - 1.30%	$1.456515	$1.276631	$1.445722	$1.387033

M&E - 1.40%	$1.442720	$1.264501	$1.431983	$1.373886

M&E - 1.45%	$1.560886	$1.499634	$1.591799	$1.573940

M&E - 1.55%	$1.422211	$1.246526	$1.411685	$1.354407

M&E - 1.75%	$1.520054	$1.460447	$1.550216	$1.532784

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.266764	$1.158104	$1.274630	$1.241339

M&E - 1.95%	$—	$—	$—	$—

3

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	7,249,592	975,161	25,994,990	16,900,993

M&E - 1.40%	—	—	—	—

M&E - 1.45%	2,597,195	439,971	9,523,461	9,586,519

M&E - 1.55%	—	—	—	—

M&E - 1.75%	551,503	—	1,694,967	2,815,020

M&E - 1.80%	213,651	—	194,716	161,433

M&E - 1.90%	—	—	—	—

M&E - 1.95%	164,678	—	63,313	307,613

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.519752	$1.501835	$1.562448	$1.555706

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.337547	$1.245136	$1.354114	$1.326365

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.305722	$1.215472	$1.321913	$1.294803

M&E - 1.80%	$1.456240	$1.439076	$1.497127	$1.490698

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.284960	$1.196149	$1.300858	$1.274183

See accompanying notes.

4

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA International Moderate Growth - SC	TA MFS International Equity	TA Clarion Global Real Estate Securities	TA Jennison Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	8,448.004	4,266.412	253,222.895

Cost	$—	$62,871	$64,419	$1,849,865

Number of shares - Service	763,860.488	49,856.056	83,011.485	278,840.552

Cost	$6,346,320	$336,856	$931,908	$2,117,605

Investments in mutual funds, Level 1 quoted prices at net asset value	$6,271,295	$358,663	$892,105	$4,137,916
Receivable for units sold	3	—	—	—

Total assets	6,271,298	358,663	892,105	4,137,916

Liabilities
Payable for units redeemed	—	1	4	8

	$6,271,298	$358,662	$892,101	$4,137,908

Net Assets:
Deferred annuity contracts terminable by owners	$6,271,298	$358,662	$892,101	$4,137,908

Total net assets	$6,271,298	$358,662	$892,101	$4,137,908

5

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA International Moderate Growth - SC	TA MFS International Equity	TA Clarion Global Real Estate Securities	TA Jennison Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	8,522	92,571

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	50,143	13,867	2,010,432

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$1.064576	$1.895479	$0.962002

M&E - 1.30%	$—	$1.306244	$1.886448	$1.208329

M&E - 1.40%	$—	$1.047888	$1.868540	$0.943185

M&E - 1.45%	$—	$1.591826	$2.038566	$1.501667

M&E - 1.55%	$—	$1.031495	$1.842018	$0.922975

M&E - 1.75%	$—	$1.550222	$1.985273	$1.462418

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$1.262086	$1.494631	$1.216037

M&E - 1.95%	$—	$—	$—	$—

6

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA International Moderate Growth - SC	TA MFS International Equity	TA Clarion Global Real Estate Securities	TA Jennison Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,053,958	50,609	145,749	886,972

M&E - 1.40%	—	—	—	—

M&E - 1.45%	2,281,038	153,286	343,965	401,469

M&E - 1.55%	—	—	—	—

M&E - 1.75%	651,615	8,453	22,612	250,960

M&E - 1.80%	83,021	—	—	9,323

M&E - 1.90%	—	—	—	—

M&E - 1.95%	87,633	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.881220	$1.644699	$1.879905	$1.492912

M&E - 1.40%	$0.876311	$—	$—	$—

M&E - 1.45%	$0.873854	$1.379745	$1.573723	$1.260948

M&E - 1.55%	$0.869011	$—	$—	$—

M&E - 1.75%	$0.859336	$1.346876	$1.536218	$1.230904

M&E - 1.80%	$0.856962	$1.575925	$1.801333	$1.430495

M&E - 1.90%	$0.852193	$—	$—	$—

M&E - 1.95%	$0.849823	$1.325453	$1.511779	$1.211348

See accompanying notes.

7

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA PIMCO Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	49,193.542	254,647.988	18,797.031	67,284.015

Cost	$647,452	$3,356,698	$137,362	$759,858

Number of shares - Service	8,243.652	211,660.512	198,326.926	1,383,453.831

Cost	$95,397	$2,788,455	$1,536,268	$16,281,437

Investments in mutual funds, Level 1 quoted prices at net asset value	$671,606	$6,418,092	$1,626,738	$16,905,133
Receivable for units sold	—	4	5	—

Total assets	671,606	6,418,096	1,626,743	16,905,133

Liabilities
Payable for units redeemed	10	—	—	12

	$671,596	$6,418,096	$1,626,743	$16,905,121

Net Assets:
Deferred annuity contracts terminable by owners	$671,596	$6,418,096	$1,626,743	$16,905,121

Total net assets	$671,596	$6,418,096	$1,626,743	$16,905,121

8

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA PIMCO Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	49,287	124,435	2,900	535

M&E - 1.30%	—	—	—	—

M&E - 1.40%	339,644	2,289,680	81,669	518,073

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.006921	$1.333492	$1.705221	$1.541170

M&E - 1.30%	$1.201886	$1.342761	$1.699740	$1.533791

M&E - 1.40%	$1.547016	$1.456743	$1.644974	$1.519235

M&E - 1.45%	$1.403252	$1.544254	$1.670944	$1.440946

M&E - 1.55%	$1.513943	$1.431801	$1.612266	$1.497669

M&E - 1.75%	$1.366568	$1.503890	$1.627278	$1.403283

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.120246	$1.222113	$1.412945	$1.349205

M&E - 1.95%	$—	$—	$—	$—

9

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA PIMCO Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	13,361	1,252,374	581,503	7,401,555

M&E - 1.40%	—	—	—	—

M&E - 1.45%	7,908	412,019	321,649	3,423,302

M&E - 1.55%	—	—	—	—

M&E - 1.75%	58,066	267,983	59,481	580,576

M&E - 1.80%	—	—	7,693	61,605

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	155,116

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.402552	$1.598704	$1.573385	$1.394065

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.204378	$1.357602	$1.477238	$1.381152

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.175710	$1.325289	$1.442069	$1.348262

M&E - 1.80%	$1.343951	$1.531880	$1.507691	$1.335805

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.157027	$1.304201	$1.419137	$1.326819

See accompanying notes.

10

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Morgan Stanley Capital Growth	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	2,250.031	0.426	6,624.021	141,912.452

Cost	$22,795	$4	$56,206	$3,536,477

Number of shares - Service	20,759.598	205,704.943	721,254.762	35,215.712

Cost	$247,287	$2,331,795	$5,870,636	$748,363

Investments in mutual funds, Level 1 quoted prices at net asset value	$252,966	$2,620,686	$5,939,690	$3,804,765
Receivable for units sold	—	—	3	3

Total assets	252,966	2,620,686	5,939,693	3,804,768

Liabilities
Payable for units redeemed	2	7	—	—

	$252,964	$2,620,679	$5,939,693	$3,804,768

Net Assets:
Deferred annuity contracts terminable by owners	$252,964	$2,620,679	$5,939,693	$3,804,768

Total net assets	$252,964	$2,620,679	$5,939,693	$3,804,768

11

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Morgan Stanley Capital Growth	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	162,894

M&E - 1.30%	—	—	—	—

M&E - 1.40%	20,281	—	37,745	3,564,060

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.130215	$1.572120	$1.458088	$1.061382

M&E - 1.30%	$1.229552	$1.564589	$1.451112	$1.329149

M&E - 1.40%	$1.223626	$1.549757	$1.437321	$0.808764

M&E - 1.45%	$1.477060	$1.612978	$1.508433	$1.482295

M&E - 1.55%	$1.202638	$1.527762	$1.416913	$0.794965

M&E - 1.75%	$1.438454	$1.570846	$1.469013	$1.443516

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.134273	$1.421180	$1.208709	$1.132640

M&E - 1.95%	$—	$—	$—	$—

12

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Morgan Stanley Capital Growth	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	60,655	912,315	1,734,087	286,562

M&E - 1.40%	—	—	—	—

M&E - 1.45%	111,310	599,815	1,011,485	232,639

M&E - 1.55%	—	—	—	—

M&E - 1.75%	584	74,856	1,614,619	40,810

M&E - 1.80%	—	55,749	17,643	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	59,855	14,271	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.501448	$1.594938	$1.463422	$1.447720

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.225218	$1.479209	$1.277400	$1.227730

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.196062	$1.443984	$1.246992	$1.198512

M&E - 1.80%	$1.438676	$1.528234	$1.402252	$1.387204

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.177013	$1.420983	$1.227163	$1.179434

See accompanying notes.

13

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities	TA AEGON U.S. Government Securities - PAM - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	253,663.160	175,143.805	49,263.848	—

Cost	$253,663	$2,592,676	$594,345	$—

Number of shares - Service	8,710,740.170	50,005.619	1,057,654.652	408,113.177

Cost	$8,710,740	$1,009,140	$14,053,344	$5,500,959

Investments in mutual funds, Level 1 quoted prices at net asset value	$8,964,403	$4,555,529	$14,776,608	$5,452,392
Receivable for units sold	—	—	—	7

Total assets	8,964,403	4,555,529	14,776,608	5,452,399

Liabilities
Payable for units redeemed	10	2	2	—

	$8,964,393	$4,555,527	$14,776,606	$5,452,399

Net Assets:
Deferred annuity contracts terminable by owners	$8,964,393	$4,555,527	$14,776,606	$5,452,399

Total net assets	$8,964,393	$4,555,527	$14,776,606	$5,452,399

14

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities	TA AEGON U.S. Government Securities - PAM - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	119,310	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	178,134	495,672	329,971	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.068064	$2.088952	$1.429157	$—

M&E - 1.30%	$1.050533	$—	$1.396710	$—

M&E - 1.40%	$1.424033	$6.663030	$1.958786	$—

M&E - 1.45%	$1.037453	$—	$1.329737	$—

M&E - 1.55%	$1.393622	$6.520569	$1.920079	$—

M&E - 1.75%	$1.010323	$—	$1.294986	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.012315	$—	$1.269098	$—

M&E - 1.95%	$—	$—	$—	$—

15

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Money Market	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities	TA AEGON U.S. Government Securities - PAM - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,822,429	385,907	6,684,063	3,095,441

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,820,396	458,751	3,480,980	820,731

M&E - 1.55%	—	—	—	—

M&E - 1.75%	1,827,350	30,532	679,489	162,235

M&E - 1.80%	—	—	—	38,868

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	144,687	152,735

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.037275	$1.150938	$1.287774	$1.287774

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.028870	$1.144251	$1.289365	$1.258138

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.004508	$1.130993	$1.258634	$1.232428

M&E - 1.80%	$0.993936	$1.128808	$1.233998	$1.233998

M&E - 1.90%	$—	$1.124434	$—	$—

M&E - 1.95%	$0.988547	$1.122275	$1.238666	$1.215642

See accompanying notes.

16

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	23,740.907	110,855.434	132,582.498	3,073.481

Cost	$195,772	$1,150,078	$1,976,538	$75,816

Number of shares - Service	174,822.958	23,773.931	24,415.369	81,335.429

Cost	$1,596,452	$253,502	$365,067	$2,272,910

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,869,738	$1,302,024	$2,368,922	$2,254,227
Receivable for units sold	2	2	1	—

Total assets	1,869,740	1,302,026	2,368,923	2,254,227

Liabilities
Payable for units redeemed	—	—	—	8

	$1,869,740	$1,302,026	$2,368,923	$2,254,219

Net Assets:
Deferred annuity contracts terminable by owners	$1,869,740	$1,302,026	$2,368,923	$2,254,219

Total net assets	$1,869,740	$1,302,026	$2,368,923	$2,254,219

17

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	19,540	17,098	2,070

M&E - 1.30%	—	—	—	—

M&E - 1.40%	201,461	662,690	571,489	80,790

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$1.442743	$1.091270	$1.258384	$1.021978

M&E - 1.30%	$1.557956	$1.314957	$1.374186	$1.380711

M&E - 1.40%	$1.132477	$1.587105	$3.453866	$1.005894

M&E - 1.45%	$1.999594	$1.550875	$1.491913	$1.789250

M&E - 1.55%	$1.113058	$1.553147	$3.380002	$0.990155

M&E - 1.75%	$1.947364	$1.510334	$1.452893	$1.742543

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$1.408732	$1.160234	$1.248772	$1.461141

M&E - 1.95%	$—	$—	$—	$—

18

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	514,350	71,342	137,172	446,635

M&E - 1.40%	—	—	—	—

M&E - 1.45%	323,986	90,454	116,973	381,601

M&E - 1.55%	—	—	—	—

M&E - 1.75%	81,618	—	11,285	535,098

M&E - 1.80%	12,615	—	—	44,024

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.977404	$1.567856	$1.486352	$1.760676

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.487913	$1.294475	$1.325698	$1.449380

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.452458	$1.263651	$1.294134	$1.414882

M&E - 1.80%	$1.894745	$1.502319	$1.424230	$1.687128

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.429351	$1.243567	$1.273531	$1.392370

See accompanying notes.

19

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	3,024,500.821	3,142,159.430	403,572.677	2,036,065.050

Cost	$30,849,726	$28,878,092	$5,287,714	$25,948,859

Investments in mutual funds, Level 1 quoted prices at net asset value	$31,182,603	$29,913,358	$5,177,837	$25,756,223
Receivable for units sold	17	20	—	—

Total assets	31,182,620	29,913,378	5,177,837	25,756,223

Liabilities
Payable for units redeemed	—	—	3	4

	$31,182,620	$29,913,378	$5,177,834	$25,756,219

Net Assets:
Deferred annuity contracts terminable by owners	$31,182,620	$29,913,378	$5,177,834	$25,756,219

Total net assets	$31,182,620	$29,913,378	$5,177,834	$25,756,219

20

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

21

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	23,297,495	21,916,534	1,815,967	12,583,878

M&E - 1.40%	—	—	—	—

M&E - 1.45%	6,380,099	8,486,438	1,462,022	7,221,970

M&E - 1.55%	—	—	—	—

M&E - 1.75%	610,128	512,164	692,244	549,886

M&E - 1.80%	—	75,773	—	174,537

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	334,779	53,091	332,500

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.031053	$0.956851	$1.292543	$1.237087

M&E - 1.40%	$1.088338	$1.086069	$—	$—

M&E - 1.45%	$1.025491	$0.951668	$1.286550	$1.232226

M&E - 1.55%	$1.084947	$1.082656	$—	$—

M&E - 1.75%	$1.014433	$0.941380	$1.274690	$1.222567

M&E - 1.80%	$1.012608	$0.939702	$1.272722	$1.220978

M&E - 1.90%	$1.077062	$1.074814	$—	$—

M&E - 1.95%	$1.007162	$0.934661	$1.266873	$1.216212

See accompanying notes.

22

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA Hanlon Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	650,016.606	1,076,010.868	79,801.227	56,137.842

Cost	$8,568,228	$4,402,599	$818,070	$609,430

Investments in mutual funds, Level 1 quoted prices at net asset value	$8,905,228	$3,583,116	$753,324	$549,589
Receivable for units sold	4	2	2	2

Total assets	8,905,232	3,583,118	753,326	549,591

Liabilities
Payable for units redeemed	—	—	—	—

	$8,905,232	$3,583,118	$753,326	$549,591

Net Assets:
Deferred annuity contracts terminable by owners	$8,905,232	$3,583,118	$753,326	$549,591

Total net assets	$8,905,232	$3,583,118	$753,326	$549,591

23

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA Hanlon Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

24

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA Hanlon Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	4,479,004	5,964,615	480,626	374,472

M&E - 1.40%	—	—	—	—

M&E - 1.45%	1,918,394	4,801,392	339,473	255,359

M&E - 1.55%	—	—	—	—

M&E - 1.75%	35,616	212,703	5,464	—

M&E - 1.80%	—	146,526	28,369	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	128,894	36,727	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.359202	$0.321699	$0.883639	$0.873700

M&E - 1.40%	$1.126149	$—	$—	$—

M&E - 1.45%	$1.353885	$0.320439	$0.880881	$0.870991

M&E - 1.55%	$1.122662	$—	$—	$—

M&E - 1.75%	$1.343254	$0.317903	$0.875390	$0.865554

M&E - 1.80%	$1.341484	$0.317488	$0.874486	$0.864655

M&E - 1.90%	$1.114507	$—	$—	$—

M&E - 1.95%	$1.336248	$0.316248	$0.871759	$0.861968

See accompanying notes.

25

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC	TA Hanlon Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	61,018.810	87,630.735	167,113.770	895,823.659

Cost	$672,651	$953,077	$1,866,140	$9,658,791

Investments in mutual funds, Level 1 quoted prices at net asset value	$616,900	$913,989	$1,861,647	$10,015,309
Receivable for units sold	3	6	2	—

Total assets	616,903	913,995	1,861,649	10,015,309

Liabilities
Payable for units redeemed	—	—	—	13

	$616,903	$913,995	$1,861,649	$10,015,296

Net Assets:
Deferred annuity contracts terminable by owners	$616,903	$913,995	$1,861,649	$10,015,296

Total net assets	$616,903	$913,995	$1,861,649	$10,015,296

26

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC	TA Hanlon Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

27

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Hanlon Growth and Income - SC	TA Hanlon Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	293,473	454,142	972,999	6,823,812

M&E - 1.40%	—	—	—	—

M&E - 1.45%	388,176	466,025	745,896	1,792,046

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	67,104	115,337	511,457

M&E - 1.80%	2,963	—	15,857	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.902735	$0.927731	$1.008203	$1.098537

M&E - 1.40%	$—	$—	$—	$1.096261

M&E - 1.45%	$0.899919	$0.924841	$1.005034	$1.095100

M&E - 1.55%	$—	$—	$—	$1.092843

M&E - 1.75%	$0.894314	$0.919076	$0.998774	$1.088293

M&E - 1.80%	$0.893389	$0.918114	$0.997741	$1.087169

M&E - 1.90%	$—	$—	$—	$1.084909

M&E - 1.95%	$0.890613	$0.915280	$0.994626	$1.083783

See accompanying notes.

28

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JP Morgan Midcap Value - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	189,067.494	76,547.508	161,050.791	26,407.288

Cost	$2,171,087	$1,000,055	$1,517,387	$254,059

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,113,775	$1,032,626	$1,496,162	$256,151
Receivable for units sold	2	—	—	—

Total assets	2,113,777	1,032,626	1,496,162	256,151

Liabilities
Payable for units redeemed	—	—	1	—

	$2,113,777	$1,032,626	$1,496,161	$256,151

Net Assets:
Deferred annuity contracts terminable by owners	$2,113,777	$1,032,626	$1,496,161	$256,151

Total net assets	$2,113,777	$1,032,626	$1,496,161	$256,151

29

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JP Morgan Midcap Value - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

30

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JP Morgan Midcap Value - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,447,453	502,840	857,705	186,048

M&E - 1.40%	—	—	—	—

M&E - 1.45%	432,476	203,749	571,305	63,240

M&E - 1.55%	—	—	—	—

M&E - 1.75%	48,032	118,603	161,805	17,169

M&E - 1.80%	—	—	34,711	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.097401	$1.254029	$0.921070	$0.961731

M&E - 1.40%	$1.095118	$1.251416	$—	$—

M&E - 1.45%	$1.093985	$1.250107	$0.920162	$0.960780

M&E - 1.55%	$1.091708	$1.247505	$—	$—

M&E - 1.75%	$1.087159	$1.242319	$0.918361	$0.958899

M&E - 1.80%	$1.086040	$1.241043	$0.918066	$0.958587

M&E - 1.90%	$1.083781	$1.238471	$—	$—

M&E - 1.95%	$1.082664	$1.237180	$0.917169	$0.957650

See accompanying notes.

31

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA PIMCO Real Return TIPS - SC	TA JPMorgan Core Bond - SC	TA JPMorgan Tactical Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	254,988.436	188,359.542	69,008.473	97,862.835

Cost	$2,508,812	$2,001,745	$946,114	$1,211,100

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,524,386	$2,028,632	$951,627	$1,222,307
Receivable for units sold	2	—	—	—

Total assets	2,524,388	2,028,632	951,627	1,222,307

Liabilities
Payable for units redeemed	—	4	2	—

	$2,524,388	$2,028,628	$951,625	$1,222,307

Net Assets:
Deferred annuity contracts terminable by owners	$2,524,388	$2,028,628	$951,625	$1,222,307

Total net assets	$2,524,388	$2,028,628	$951,625	$1,222,307

32

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA PIMCO Real Return TIPS - SC	TA JPMorgan Core Bond - SC	TA JPMorgan Tactical Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

33

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	TA AEGON Tactical Vanguard ETF - Conservative - SC	TA PIMCO Real Return TIPS - SC	TA JPMorgan Core Bond - SC	TA JPMorgan Tactical Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	1,612,580	1,496,421	618,096	916,325

M&E - 1.40%	—	—	—	—

M&E - 1.45%	797,662	392,092	164,110	268,625

M&E - 1.55%	—	—	—	—

M&E - 1.75%	22,037	11,694	86,724	16,863

M&E - 1.80%	135,218	—	42,011	25,287

M&E - 1.90%	—	—	—	—

M&E - 1.95%	5,630	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$0.981563	$1.067818	$1.045293	$0.996413

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$0.980590	$1.066773	$1.044277	$0.995446

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$0.978671	$1.064682	$1.042237	$0.993488

M&E - 1.80%	$0.978354	$1.064340	$1.041900	$0.993167

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$0.977398	$1.063308	$1.040878	$0.992199

See accompanying notes.

34

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Invesco V.I. Basic Value	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	42,963.265	4,024.645	38,046.985	13,534.585

Cost	$262,820	$86,836	$630,806	$344,084

Investments in mutual funds, Level 1 quoted prices at net asset value	$261,217	$84,759	$679,519	$352,441
Receivable for units sold	—	—	—	5

Total assets	261,217	84,759	679,519	352,446

Liabilities
Payable for units redeemed	—	5	6	—

	$261,217	$84,754	$679,513	$352,446

Net Assets:
Deferred annuity contracts terminable by owners	$261,217	$84,754	$679,513	$352,446

Total net assets	$261,217	$84,754	$679,513	$352,446

35

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Invesco V.I. Basic Value	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

36

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Invesco V.I. Basic Value	Invesco V.I. Capital Appreciation	AllianceBernstein Growth & Income	AllianceBernstein Large Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	279	—	706	—

M&E - 1.30%	124,821	53,099	359,096	299,074

M&E - 1.40%	—	3,397	55,815	—

M&E - 1.45%	136,164	30,456	161,000	29,801

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	1,351	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$0.888489	$0.920407	$1.024988	$0.790303

M&E - 1.30%	$0.884240	$0.916022	$1.130799	$1.054017

M&E - 1.40%	$0.875841	$0.907326	$1.008920	$0.777914

M&E - 1.45%	$1.106004	$1.084561	$1.333278	$1.248835

M&E - 1.55%	$0.863392	$0.894415	$0.993144	$0.765726

M&E - 1.75%	$1.077086	$1.056211	$1.298440	$1.216181

M&E - 1.80%	$0.843097	$0.873404	$1.078183	$1.004963

M&E - 1.90%	$0.825981	$0.882478	$1.030618	$1.072590

M&E - 1.95%	$0.896259	$0.883928	$1.111871	$1.063874

See accompanying notes.

37

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	162,135.183	5,393.630	114.050	12,072.193

Cost	$1,776,443	$198,118	$1,672	$345,667

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,751,060	$199,079	$1,731	$307,841
Receivable for units sold	—	3	—	1

Total assets	1,751,060	199,082	1,731	307,842

Liabilities
Payable for units redeemed	1	—	7	—

	$1,751,059	$199,082	$1,724	$307,842

Net Assets:
Deferred annuity contracts terminable by owners	$1,751,059	$199,082	$1,724	$307,842

Total net assets	$1,751,059	$199,082	$1,724	$307,842

38

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

39

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	732,643	65,037	—	165,624

M&E - 1.40%	—	7,572	1,184	52,749

M&E - 1.45%	482,323	35,684	—	110,110

M&E - 1.55%	—	—	—	—

M&E - 1.75%	54,125	810	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	93,659	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$1.227967	$1.484495	$0.728468

M&E - 1.30%	$1.289515	$1.782863	$—	$0.922333

M&E - 1.40%	$—	$0.630620	$1.455683	$0.580904

M&E - 1.45%	$1.283560	$2.148280	$—	$1.130135

M&E - 1.55%	$—	$0.679643	$1.431772	$0.571330

M&E - 1.75%	$1.271752	$2.092086	$—	$1.100570

M&E - 1.80%	$1.269795	$1.699947	$—	$0.879417

M&E - 1.90%	$—	$1.552118	$—	$0.931631

M&E - 1.95%	$1.263956	$1.637006	$—	$0.967884

See accompanying notes.

40

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount	JPMorgan Insurance Trust Small Cap Core Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	76,624.641	57,776.638	12,285.371	781.212

Cost	$878,239	$547,305	$53,282	$7,850

Investments in mutual funds, Level 1 quoted prices at net asset value	$897,275	$513,057	$84,278	$11,109
Receivable for units sold	—	6	—	3

Total assets	897,275	513,063	84,278	11,112

Liabilities
Payable for units redeemed	2	—	1	—

	$897,273	$513,063	$84,277	$11,112

Net Assets:
Deferred annuity contracts terminable by owners	$897,273	$513,063	$84,277	$11,112

Total net assets	$897,273	$513,063	$84,277	$11,112

41

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount	JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

42

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount	JPMorgan Insurance Trust Small Cap Core Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	40,389	—

M&E - 1.30%	402,623	155,052	—	647

M&E - 1.40%	37,298	16,779	6,996	6,488

M&E - 1.45%	99,233	219,870	4,763	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	185,938	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	22,589	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.206639	$1.314620	$1.617737	$1.563096

M&E - 1.30%	$1.205033	$1.312890	$1.615604	$1.561029

M&E - 1.40%	$1.201853	$1.309431	$1.611319	$1.556915

M&E - 1.45%	$1.200261	$1.307712	$1.609183	$1.554852

M&E - 1.55%	$1.197094	$1.304254	$1.604918	$1.550772

M&E - 1.75%	$1.190768	$1.297402	$1.596459	$1.542633

M&E - 1.80%	$1.189196	$1.295707	$1.594360	$1.540599

M&E - 1.90%	$1.186080	$1.292306	$1.590173	$1.536562

M&E - 1.95%	$1.184497	$1.290600	$1.588072	$1.534555

See accompanying notes.

43

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	2,616.068	122,127.014	79,508.510	56,856.880

Cost	$39,860	$1,915,686	$1,416,165	$507,389

Investments in mutual funds, Level 1 quoted prices at net asset value	$39,817	$1,678,025	$1,455,801	$502,046
Receivable for units sold	—	1	—	3

Total assets	39,817	1,678,026	1,455,801	502,049

Liabilities
Payable for units redeemed	—	—	4	—

	$39,817	$1,678,026	$1,455,797	$502,049

Net Assets:
Deferred annuity contracts terminable by owners	$39,817	$1,678,026	$1,455,797	$502,049

Total net assets	$39,817	$1,678,026	$1,455,797	$502,049

44

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust U.S. Equity	MFS® New Discovery	MFS® Total Return	MTB Managed Allocation Fund - Moderate Growth II
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

45

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	25,008	661,536	746,079	371,912

M&E - 1.40%	—	18,329	45,361	47,558

M&E - 1.45%	2,109	324,992	308,869	39,616

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	77,402	23,245	—

M&E - 1.80%	—	21,729	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	6,996	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.470738	$1.378473	$1.283009	$—

M&E - 1.30%	$1.468784	$1.371883	$1.276894	$1.095504

M&E - 1.40%	$1.464900	$1.358840	$1.264757	$1.087263

M&E - 1.45%	$1.462963	$1.768472	$1.344661	$1.083138

M&E - 1.55%	$1.459107	$1.339509	$1.246795	$1.075014

M&E - 1.75%	$1.451409	$1.722237	$1.309489	$1.058904

M&E - 1.80%	$1.449504	$1.308045	$1.217509	$1.054919

M&E - 1.90%	$1.445674	$1.337809	$1.153045	$1.047011

M&E - 1.95%	$1.443770	$1.301232	$1.204830	$1.043076

See accompanying notes.

46

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	132,378.960	48,050.447	16,384.438	64.240

Cost	$2,896,683	$869,422	$602,627	$1,131

Investments in mutual funds, Level 1 quoted prices at net asset value	$2,997,060	$884,609	$598,524	$1,165
Receivable for units sold	—	—	—	5

Total assets	2,997,060	884,609	598,524	1,170

Liabilities
Payable for units redeemed	5	4	3	—

	$2,997,055	$884,605	$598,521	$1,170

Net Assets:
Deferred annuity contracts terminable by owners	$2,997,055	$884,605	$598,521	$1,170

Total net assets	$2,997,055	$884,605	$598,521	$1,170

47

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity - Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

48

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity - Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	47,688	618	—	—

M&E - 1.30%	762,897	412,912	214,074	—

M&E - 1.40%	318,703	114,748	13,351	1,513

M&E - 1.45%	703,110	153,369	260,568	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	79,280	49,692	1,703	—

M&E - 1.80%	12,639	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$1.502076	$1.093210	$0.869018	$1.003873

M&E - 1.30%	$1.527631	$1.162115	$1.077600	$—

M&E - 1.40%	$1.244196	$1.163980	$0.855411	$0.773278

M&E - 1.45%	$1.723729	$1.340755	$1.359183	$—

M&E - 1.55%	$1.222909	$1.144045	$0.842013	$0.760017

M&E - 1.75%	$1.678702	$1.305702	$1.323623	$—

M&E - 1.80%	$1.456560	$1.108069	$1.027506	$—

M&E - 1.90%	$1.302716	$1.050335	$1.079429	$—

M&E - 1.95%	$1.375111	$1.128715	$1.073467	$—

See accompanying notes.

49

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	68,855.350	97,378.986	443,300.623	216,983.356

Cost	$2,016,244	$913,801	$6,473,221	$3,087,327

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,967,886	$859,856	$6,396,828	$3,107,202
Receivable for units sold	—	3	—	—

Total assets	1,967,886	859,859	6,396,828	3,107,202

Liabilities
Payable for units redeemed	1	—	3	—

	$1,967,885	$859,859	$6,396,825	$3,107,202

Net Assets:
Deferred annuity contracts terminable by owners	$1,967,885	$859,859	$6,396,825	$3,107,202

Total net assets	$1,967,885	$859,859	$6,396,825	$3,107,202

50

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

51

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Fidelity VIP Mid Cap	Fidelity VIP Value Strategies	Fidelity VIP Balanced	Franklin Income Securities
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	45,717	—	—	—

M&E - 1.30%	318,618	256,365	3,322,028	1,993,610

M&E - 1.40%	222,724	47,552	—	29,520

M&E - 1.45%	238,822	258,383	2,147,718	660,481

M&E - 1.55%	—	—	—	—

M&E - 1.75%	98,079	25,136	908,625	364,984

M&E - 1.80%	13,032	—	—	26,531

M&E - 1.90%	—	—	—	—

M&E - 1.95%	5,670	—	16,986	—

Accumulation unit value - Service:
M&E - 1.25%	$2.086107	$1.323223	$—	$1.016968

M&E - 1.30%	$1.948696	$1.316950	$1.004416	$1.014638

M&E - 1.40%	$2.117979	$1.304448	$—	$1.009965

M&E - 1.45%	$2.231597	$1.626977	$0.998987	$1.007673

M&E - 1.55%	$2.081674	$1.285903	$—	$1.003030

M&E - 1.75%	$2.173296	$1.584450	$0.988215	$0.993853

M&E - 1.80%	$1.858017	$1.255672	$0.986432	$0.991582

M&E - 1.90%	$1.570322	$1.076785	$—	$0.987050

M&E - 1.95%	$1.689437	$1.090076	$0.981128	$0.984774

See accompanying notes.

52

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation	American Funds - Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	38,926.332	87,744.383	393,113.106	370,122.478

Cost	$600,619	$1,177,755	$2,966,587	$6,054,529

Investments in mutual funds, Level 1 quoted prices at net asset value	$598,687	$1,102,069	$2,979,797	$5,944,167
Receivable for units sold	7	2	—	1

Total assets	598,694	1,102,071	2,979,797	5,944,168

Liabilities
Payable for units redeemed	—	—	1	—

	$598,694	$1,102,071	$2,979,796	$5,944,168

Net Assets:
Deferred annuity contracts terminable by owners	$598,694	$1,102,071	$2,979,796	$5,944,168

Total net assets	$598,694	$1,102,071	$2,979,796	$5,944,168

53

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation	American Funds - Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

54

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	Mutual Shares Securities	Templeton Foreign Securities	Franklin Templeton VIP Founding Funds Allocation	American Funds - Asset Allocation
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	388,750	665,293	987,115	4,055,164

M&E - 1.40%	39,693	32,645	—	—

M&E - 1.45%	191,022	534,784	894,922	1,248,690

M&E - 1.55%	—	—	—	—

M&E - 1.75%	114,934	86,461	243,053	11,580

M&E - 1.80%	18,775	46,290	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	12,031	112,353	27,923

Accumulation unit value - Service:
M&E - 1.25%	$0.801269	$0.805995	$—	$—

M&E - 1.30%	$0.799440	$0.804149	$1.337593	$1.113350

M&E - 1.40%	$0.795747	$0.800445	$—	$—

M&E - 1.45%	$0.793936	$0.798597	$1.331413	$1.109888

M&E - 1.55%	$0.790262	$0.794945	$—	$—

M&E - 1.75%	$0.783047	$0.787658	$1.319158	$1.103001

M&E - 1.80%	$0.781246	$0.785838	$1.317132	$1.101851

M&E - 1.90%	$0.777669	$0.782256	$—	$—

M&E - 1.95%	$0.775884	$0.780461	$1.311076	$1.098433

See accompanying notes.

55

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Bond	American Funds - Growth	American Funds - Growth-Income	American Funds - International
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares - Initial	—	—	—	—

Cost	$—	$—	$—	$—

Number of shares - Service	132,522.829	22,957.619	13,041.941	86,942.275

Cost	$1,438,309	$1,243,342	$432,447	$1,411,207

Investments in mutual funds, Level 1 quoted prices at net asset value	$1,440,523	$1,186,450	$431,297	$1,318,045
Receivable for units sold	—	1	1	1

Total assets	1,440,523	1,186,451	431,298	1,318,046

Liabilities
Payable for units redeemed	1	—	—	—

	$1,440,522	$1,186,451	$431,298	$1,318,046

Net Assets:
Deferred annuity contracts terminable by owners	$1,440,522	$1,186,451	$431,298	$1,318,046

Total net assets	$1,440,522	$1,186,451	$431,298	$1,318,046

56

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Bond	American Funds - Growth	American Funds - Growth-Income	American Funds - International
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	—	—	—	—

M&E - 1.40%	—	—	—	—

M&E - 1.45%	—	—	—	—

M&E - 1.55%	—	—	—	—

M&E - 1.75%	—	—	—	—

M&E - 1.80%	—	—	—	—

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Initial:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$—	$—	$—	$—

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$—	$—	$—	$—

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$—	$—	$—	$—

M&E - 1.80%	$—	$—	$—	$—

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$—	$—	$—	$—

57

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

	American Funds - Bond	American Funds - Growth	American Funds - Growth-Income	American Funds - International
	Subaccount	Subaccount	Subaccount	Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—	—	—	—

M&E - 1.30%	760,121	487,795	256,541	1,104,821

M&E - 1.40%	—	—	—	—

M&E - 1.45%	479,832	470,112	116,124	231,768

M&E - 1.55%	—	—	—	—

M&E - 1.75%	86,702	112,207	31,484	164,421

M&E - 1.80%	—	6,979	—	4,893

M&E - 1.90%	—	—	—	—

M&E - 1.95%	—	—	—	—

Accumulation unit value - Service:
M&E - 1.25%	$—	$—	$—	$—

M&E - 1.30%	$1.087721	$1.104178	$1.068907	$0.876596

M&E - 1.40%	$—	$—	$—	$—

M&E - 1.45%	$1.084322	$1.100734	$1.065571	$0.873862

M&E - 1.55%	$—	$—	$—	$—

M&E - 1.75%	$1.077592	$1.093907	$1.058960	$0.868424

M&E - 1.80%	$1.076491	$1.092758	$1.057856	$0.867527

M&E - 1.90%	$—	$—	$—	$—

M&E - 1.95%	$1.073163	$1.089385	$1.054579	$0.864835

See accompanying notes.

58

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

GE Investments Total Return
Subaccount
Assets
Investment in securities:
Number of shares - Initial	—

Cost	$—

Number of shares - Service	42,709.663

Cost	$693,275

Investments in mutual funds, Level 1 quoted prices at net asset value	$667,125
Receivable for units sold	—

Total assets	667,125

Liabilities
Payable for units redeemed	2

$667,123

Net Assets:
Deferred annuity contracts terminable by owners	$667,123

Total net assets	$667,123

59

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

GE Investments Total Return
Subaccount
Accumulation units outstanding - Initial:
M&E - 1.25%	—

M&E - 1.30%	—

M&E - 1.40%	—

M&E - 1.45%	—

M&E - 1.55%	—

M&E - 1.75%	—

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 1.95%	—

Accumulation unit value - Initial:
M&E - 1.25%	$—

M&E - 1.30%	$—

M&E - 1.40%	$—

M&E - 1.45%	$—

M&E - 1.55%	$—

M&E - 1.75%	$—

M&E - 1.80%	$—

M&E - 1.90%	$—

M&E - 1.95%	$—

60

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Assets and Liabilities

December 31, 2011

GE Investments Total Return
Subaccount
Accumulation units outstanding - Service:
M&E - 1.25%	—

M&E - 1.30%	363,495

M&E - 1.40%	—

M&E - 1.45%	158,967

M&E - 1.55%	—

M&E - 1.75%	97,105

M&E - 1.80%	—

M&E - 1.90%	—

M&E - 1.95%	28,109

Accumulation unit value - Service:
M&E - 1.25%	$—

M&E - 1.30%	$1.032864

M&E - 1.40%	$—

M&E - 1.45%	$1.029629

M&E - 1.55%	$—

M&E - 1.75%	$1.023236

M&E - 1.80%	$1.022183

M&E - 1.90%	$—

M&E - 1.95%	$1.019006

See accompanying notes.

61

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Asset Allocation - Conservative	TA Asset Allocation - Growth	TA Asset Allocation - Moderate	TA Asset Allocation - Moderate Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$7,662,257	$2,143,136	$20,294,138	$32,487,882

Investment Income:
Dividends	321,693	13,718	700,042	730,101
Investment Expenses:
Mortality and expense risk and other charges	129,705	22,235	318,238	488,557

Net investment income (loss)	191,988	(8,517)	381,804	241,544
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	29,068	—	—	—
Realized gain (loss) on investments	(93,623)	(74,549)	(623,338)	(721,452)

Net realized capital gains (losses) on investments	(64,555)	(74,549)	(623,338)	(721,452)
Net change in unrealized appreciation/depreciation	599,608	242,619	2,390,110	4,341,232

Net Gain (Loss) on Investment	535,053	168,070	1,766,772	3,619,780
Increase (decrease) in net assets from operations	727,041	159,553	2,148,576	3,861,324

Increase (decrease) in net assets from contract transactions	2,927,238	(402,280)	7,101,764	4,377,278

Total increase (decrease) in net assets	3,654,279	(242,727)	9,250,340	8,238,602

Net Assets as of December 31, 2010	$11,316,536	$1,900,409	$29,544,478	$40,726,484

Investment Income:
Dividends	351,460	17,261	980,173	833,625
Investment Expenses:
Mortality and expense risk and other charges	184,164	24,854	561,722	610,414

Net investment income (loss)	167,296	(7,593)	418,451	223,211
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	172,392	98,839	(205,966)	(1,692,923)

Net realized capital gains (losses) on investments	172,392	98,839	(205,966)	(1,692,923)
Net change in unrealized appreciation/depreciation	(236,413)	(228,354)	(1,021,432)	(382,949)

Net Gain (Loss) on Investment	(64,021)	(129,515)	(1,227,398)	(2,075,872)
Increase (decrease) in net assets from operations	103,275	(137,108)	(808,947)	(1,852,661)

Increase (decrease) in net assets from contract transactions	4,467,776	312,188	28,348,193	4,755,666

Total increase (decrease) in net assets	4,571,051	175,080	27,539,246	2,903,005

Net Assets as of December 31, 2011	$15,887,587	$2,075,489	$57,083,724	$43,629,489

See accompanying notes.

62

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA International Moderate Growth - SC Subaccount	TA MFS International Equity Subaccount	TA Clarion Global Real Estate Securities Subaccount	TA Jennison Growth Subaccount
Net Assets as of January 1, 2010	$3,543,289	$71,714	$276,631	$369,851

Investment Income:
Dividends	99,344	3,645	25,886	963
Investment Expenses:
Mortality and expense risk and other charges	53,654	3,250	5,735	28,003

Net investment income (loss)	45,690	395	20,151	(27,040)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(183,317)	1,153	(55,492)	(24,814)

Net realized capital gains (losses) on investments	(183,317)	1,153	(55,492)	(24,814)
Net change in unrealized appreciation/depreciation	492,780	29,668	98,338	278,168

Net Gain (Loss) on Investment	309,463	30,821	42,846	253,354
Increase (decrease) in net assets from operations	355,153	31,216	62,997	226,314

Increase (decrease) in net assets from contract transactions	1,356,536	293,531	302,205	2,540,412

Total increase (decrease) in net assets	1,711,689	324,747	365,202	2,766,726

Net Assets as of December 31, 2010	$5,254,978	$396,461	$641,833	$3,136,577

Investment Income:
Dividends	112,479	4,604	56,562	2,571
Investment Expenses:
Mortality and expense risk and other charges	83,076	6,105	11,379	43,622

Net investment income (loss)	29,403	(1,501)	45,183	(41,051)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(120,377)	2,431	20,841	59,399

Net realized capital gains (losses) on investments	(120,377)	2,431	20,841	59,399
Net change in unrealized appreciation/depreciation	(487,570)	(72,742)	(145,394)	(89,408)

Net Gain (Loss) on Investment	(607,947)	(70,311)	(124,553)	(30,009)
Increase (decrease) in net assets from operations	(578,544)	(71,812)	(79,370)	(71,060)

Increase (decrease) in net assets from contract transactions	1,594,864	34,013	329,638	1,072,391

Total increase (decrease) in net assets	1,016,320	(37,799)	250,268	1,001,331

Net Assets as of December 31, 2011	$6,271,298	$358,662	$892,101	$4,137,908

See accompanying notes.

63

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA JPMorgan Enhanced Index	TA BlackRock Large Cap Value	TA AEGON High Yield Bond	TA PIMCO Total Return
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$695,899	$2,048,610	$406,864	$2,916,598

Investment Income:
Dividends	9,974	36,218	87,527	408,100
Investment Expenses:
Mortality and expense risk and other charges	10,036	57,029	8,125	100,899

Net investment income (loss)	(62)	(20,811)	79,402	307,201
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	14,255
Realized gain (loss) on investments	(64,266)	(19,564)	(9,350)	118,124

Net realized capital gains (losses) on investments	(64,266)	(19,564)	(9,350)	132,379
Net change in unrealized appreciation/depreciation	160,647	298,516	(10,556)	(230,054)

Net Gain (Loss) on Investment	96,381	278,952	(19,906)	(97,675)
Increase (decrease) in net assets from operations	96,319	258,141	59,496	209,526

Increase (decrease) in net assets from contract transactions	9,436	3,324,742	390,982	7,183,865

Total increase (decrease) in net assets	105,755	3,582,883	450,478	7,393,391

Net Assets as of December 31, 2010	$801,654	$5,631,493	$857,342	$10,309,989

Investment Income:
Dividends	8,962	90,870	103,304	290,081
Investment Expenses:
Mortality and expense risk and other charges	10,613	77,516	18,641	167,276

Net investment income (loss)	(1,651)	13,354	84,663	122,805
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	329,339
Realized gain (loss) on investments	(19,007)	123,053	(33,054)	3,792

Net realized capital gains (losses) on investments	(19,007)	123,053	(33,054)	333,131
Net change in unrealized appreciation/depreciation	12,592	(36,033)	(26,319)	79,546

Net Gain (Loss) on Investment	(6,415)	87,020	(59,373)	412,677
Increase (decrease) in net assets from operations	(8,066)	100,374	25,290	535,482

Increase (decrease) in net assets from contract transactions	(121,992)	686,229	744,111	6,059,650

Total increase (decrease) in net assets	(130,058)	786,603	769,401	6,595,132

Net Assets as of December 31, 2011	$671,596	$6,418,096	$1,626,743	$16,905,121

See accompanying notes.

64

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Morgan Stanley Capital Growth	TA Multi-Managed Balanced	TA AllianceBernstein Dynamic Allocation	TA WMC Diversified Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$289,379	$494,169	$278,394	$3,238,000

Investment Income:
Dividends	2,249	6,148	23,273	17,177
Investment Expenses:
Mortality and expense risk and other charges	4,290	16,597	6,888	44,786

Net investment income (loss)	(2,041)	(10,449)	16,385	(27,609)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	10,872	4,091	(11,296)	(81,037)

Net realized capital gains (losses) on investments	10,872	4,091	(11,296)	(81,037)
Net change in unrealized appreciation/depreciation	60,685	315,284	30,904	605,971

Net Gain (Loss) on Investment	71,557	319,375	19,608	524,934
Increase (decrease) in net assets from operations	69,516	308,926	35,993	497,325

Increase (decrease) in net assets from contract transactions	22,491	1,324,657	1,328,328	(217,884)

Total increase (decrease) in net assets	92,007	1,633,583	1,364,321	279,441

Net Assets as of December 31, 2010	$381,386	$2,127,752	$1,642,715	$3,517,441

Investment Income:
Dividends	—	59,070	34,178	12,565
Investment Expenses:
Mortality and expense risk and other charges	5,239	35,147	53,978	46,225

Net investment income (loss)	(5,239)	23,923	(19,800)	(33,660)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	31,040	86,613	(59,584)	(66,476)

Net realized capital gains (losses) on investments	31,040	86,613	(59,584)	(66,476)
Net change in unrealized appreciation/depreciation	(58,243)	(71,784)	52,440	(62,612)

Net Gain (Loss) on Investment	(27,203)	14,829	(7,144)	(129,088)
Increase (decrease) in net assets from operations	(32,442)	38,752	(26,944)	(162,748)

Increase (decrease) in net assets from contract transactions	(95,980)	454,175	4,323,922	450,075

Total increase (decrease) in net assets	(128,422)	492,927	4,296,978	287,327

Net Assets as of December 31, 2011	$252,964	$2,620,679	$5,939,693	$3,804,768

See accompanying notes.

65

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA AEGON Money Market	TA Systematic Small/Mid Cap Value	TA AEGON U.S. Government Securities	TA AEGON U.S. Government Securities - PAM - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$2,608,684	$3,632,074	$4,346,670	$2,691,530

Investment Income:
Dividends	173	29,493	314,672	87,417
Investment Expenses:
Mortality and expense risk and other charges	47,291	54,996	116,896	34,887

Net investment income (loss)	(47,118)	(25,503)	197,776	52,530
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	244,197	68,384
Realized gain (loss) on investments	—	281,354	32,364	115,288

Net realized capital gains (losses) on investments	—	281,354	276,561	183,672
Net change in unrealized appreciation/depreciation	—	805,563	(258,450)	(139,474)

Net Gain (Loss) on Investment	—	1,086,917	18,111	44,198
Increase (decrease) in net assets from operations	(47,118)	1,061,414	215,887	96,728

Increase (decrease) in net assets from contract transactions	1,279,843	32,600	5,366,132	(1,137,793)

Total increase (decrease) in net assets	1,232,725	1,094,014	5,582,019	(1,041,065)

Net Assets as of December 31, 2010	$3,841,409	$4,726,088	$9,928,689	$1,650,465

Investment Income:
Dividends	298	6,295	295,455	95,599
Investment Expenses:
Mortality and expense risk and other charges	82,324	65,391	155,860	36,503

Net investment income (loss)	(82,026)	(59,096)	139,595	59,096
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	199,686	64,977
Realized gain (loss) on investments	—	361,155	(5,891)	(15,367)

Net realized capital gains (losses) on investments	—	361,155	193,795	49,610
Net change in unrealized appreciation/depreciation	—	(517,733)	314,729	(7,781)

Net Gain (Loss) on Investment	—	(156,578)	508,524	41,829
Increase (decrease) in net assets from operations	(82,026)	(215,674)	648,119	100,925

Increase (decrease) in net assets from contract transactions	5,205,010	45,113	4,199,798	3,701,009

Total increase (decrease) in net assets	5,122,984	(170,561)	4,847,917	3,801,934

Net Assets as of December 31, 2011	$8,964,393	$4,555,527	$14,776,606	$5,452,399

See accompanying notes.

66

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA T. Rowe Price Small Cap	TA Morgan Stanley Active International Allocation	TA Multi Managed Large Cap Core	TA Morgan Stanley Mid-Cap Growth
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$219,354	$1,517,541	$2,185,084	$114,288

Investment Income:
Dividends	—	29,337	15,557	124
Investment Expenses:
Mortality and expense risk and other charges	6,745	20,602	32,289	3,934

Net investment income (loss)	(6,745)	8,735	(16,732)	(3,810)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	(35,170)	38,308	(12,702)	8,676

Net realized capital gains (losses) on investments	(35,170)	38,308	(12,702)	8,676
Net change in unrealized appreciation/depreciation	216,188	53,756	424,367	82,098

Net Gain (Loss) on Investment	181,018	92,064	411,665	90,774
Increase (decrease) in net assets from operations	174,273	100,799	394,933	86,964

Increase (decrease) in net assets from contract transactions	497,928	(580)	67,439	312,273

Total increase (decrease) in net assets	672,201	100,219	462,372	399,237

Net Assets as of December 31, 2010	$891,555	$1,617,760	$2,647,456	$513,525

Investment Income:
Dividends	—	20,884	17,959	2,090
Investment Expenses:
Mortality and expense risk and other charges	16,874	20,891	35,263	11,727

Net investment income (loss)	(16,874)	(7)	(17,304)	(9,637)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	71,341	45,006	20,715	64,546

Net realized capital gains (losses) on investments	71,341	45,006	20,715	64,546
Net change in unrealized appreciation/depreciation	(80,152)	(286,147)	(91,547)	(177,272)

Net Gain (Loss) on Investment	(8,811)	(241,141)	(70,832)	(112,726)
Increase (decrease) in net assets from operations	(25,685)	(241,148)	(88,136)	(122,363)

Increase (decrease) in net assets from contract transactions	1,003,870	(74,586)	(190,397)	1,863,057

Total increase (decrease) in net assets	978,185	(315,734)	(278,533)	1,740,694

Net Assets as of December 31, 2011	$1,869,740	$1,302,026	$2,368,923	$2,254,219

See accompanying notes.

67

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Vanguard ETF Index - Balanced - SC	TA Vanguard ETF Index - Growth - SC	TA Efficient Markets - SC	TA BlackRock Global Allocation - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$5,738,099	$9,268,433	$298,289	$3,289,370

Investment Income:
Dividends	97,350	191,364	5,859	42,881
Investment Expenses:
Mortality and expense risk and other charges	115,096	193,483	10,622	129,167

Net investment income (loss)	(17,746)	(2,119)	(4,763)	(86,286)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	89,135	162,632	15,816	—
Realized gain (loss) on investments	258,811	419,595	3,788	43,360

Net realized capital gains (losses) on investments	347,946	582,227	19,604	43,360
Net change in unrealized appreciation/depreciation	542,267	1,472,457	111,955	1,066,183

Net Gain (Loss) on Investment	890,213	2,054,684	131,559	1,109,543
Increase (decrease) in net assets from operations	872,467	2,052,565	126,796	1,023,257

Increase (decrease) in net assets from contract transactions	6,702,370	9,590,630	1,457,219	11,517,141

Total increase (decrease) in net assets	7,574,837	11,643,195	1,584,015	12,540,398

Net Assets as of December 31, 2010	$13,312,936	$20,911,628	$1,882,304	$15,829,768

Investment Income:
Dividends	247,883	394,084	30,224	148,849
Investment Expenses:
Mortality and expense risk and other charges	280,388	341,848	47,560	311,564

Net investment income (loss)	(32,505)	52,236	(17,336)	(162,715)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	262,808	285,111	56,255	82,034
Realized gain (loss) on investments	273,883	644,712	57,643	122,964

Net realized capital gains (losses) on investments	536,691	929,823	113,898	204,998
Net change in unrealized appreciation/depreciation	(538,687)	(1,740,386)	(240,174)	(1,430,153)

Net Gain (Loss) on Investment	(1,996)	(810,563)	(126,276)	(1,225,155)
Increase (decrease) in net assets from operations	(34,501)	(758,327)	(143,612)	(1,387,870)

Increase (decrease) in net assets from contract transactions	17,904,185	9,760,077	3,439,142	11,314,321

Total increase (decrease) in net assets	17,869,684	9,001,750	3,295,530	9,926,451

Net Assets as of December 31, 2011	$31,182,620	$29,913,378	$5,177,834	$25,756,219

See accompanying notes.

68

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA BlackRock Tactical Allocation - SC	TA ProFunds UltraBear - OAM - SC	TA Janus Balanced - SC	TA Hanlon Growth - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$917,222	$13,263	$9,552	$—

Investment Income:
Dividends	12,526	—	457	3,650
Investment Expenses:
Mortality and expense risk and other charges	36,025	4,746	3,469	3,627

Net investment income (loss)	(23,499)	(4,746)	(3,012)	23
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	9,759	—	1,093	2,426
Realized gain (loss) on investments	41,533	(211,419)	(2,539)	(5,295)

Net realized capital gains (losses) on investments	51,292	(211,419)	(1,446)	(2,869)
Net change in unrealized appreciation/depreciation	311,829	(16,286)	32,855	21,330

Net Gain (Loss) on Investment	363,121	(227,705)	31,409	18,461
Increase (decrease) in net assets from operations	339,622	(232,451)	28,397	18,484

Increase (decrease) in net assets from contract transactions	3,662,923	350,902	405,618	497,487

Total increase (decrease) in net assets	4,002,545	118,451	434,015	515,971

Net Assets as of December 31, 2010	$4,919,767	$131,714	$443,567	$515,971

Investment Income:
Dividends	82,454	—	1,005	7,370
Investment Expenses:
Mortality and expense risk and other charges	95,907	18,426	9,117	7,945

Net investment income (loss)	(13,453)	(18,426)	(8,112)	(575)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	61,008	—	—	36
Realized gain (loss) on investments	105,517	(198,402)	2,265	(616)

Net realized capital gains (losses) on investments	166,525	(198,402)	2,265	(580)
Net change in unrealized appreciation/depreciation	(37,814)	(802,637)	(97,581)	(81,171)

Net Gain (Loss) on Investment	128,711	(1,001,039)	(95,316)	(81,751)
Increase (decrease) in net assets from operations	115,258	(1,019,465)	(103,428)	(82,326)

Increase (decrease) in net assets from contract transactions	3,870,207	4,470,869	413,187	115,946

Total increase (decrease) in net assets	3,985,465	3,451,404	309,759	33,620

Net Assets as of December 31, 2011	$8,905,232	$3,583,118	$753,326	$549,591

See accompanying notes.

69

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Hanlon Growth and Income - SC	TA Hanlon Balanced - SC	TA Hanlon Income - SC	TA Vanguard ETF Index - Conservative - SC
	Subaccount	Subaccount	Subaccount	Subaccount
Net Assets as of January 1, 2010	$—	$—	$2,500	$—

Investment Income:
Dividends	2,466	1,900	3,154	757
Investment Expenses:
Mortality and expense risk and other charges	3,993	5,227	16,199	30,006

Net investment income (loss)	(1,527)	(3,327)	(13,045)	(29,249)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,426	929	5,313	—
Realized gain (loss) on investments	(3,131)	(1,789)	1,197	8,692

Net realized capital gains (losses) on investments	(1,705)	(860)	6,510	8,692
Net change in unrealized appreciation/depreciation	18,096	11,710	(15,040)	258,346

Net Gain (Loss) on Investment	16,391	10,850	(8,530)	267,038
Increase (decrease) in net assets from operations	14,864	7,523	(21,575)	237,789

Increase (decrease) in net assets from contract transactions	594,943	921,512	2,562,240	4,956,237

Total increase (decrease) in net assets	609,807	929,035	2,540,665	5,194,026

Net Assets as of December 31, 2010	$609,807	$929,035	$2,543,165	$5,194,026

Investment Income:
Dividends	9,774	13,206	28,884	54,055
Investment Expenses:
Mortality and expense risk and other charges	9,849	15,261	27,849	102,950

Net investment income (loss)	(75)	(2,055)	1,035	(48,895)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	9,495	24,015
Realized gain (loss) on investments	6,397	(1,052)	5,280	38,661

Net realized capital gains (losses) on investments	6,397	(1,052)	14,775	62,676
Net change in unrealized appreciation/depreciation	(73,847)	(50,798)	10,547	98,172

Net Gain (Loss) on Investment	(67,450)	(51,850)	25,322	160,848
Increase (decrease) in net assets from operations	(67,525)	(53,905)	26,357	111,953

Increase (decrease) in net assets from contract transactions	74,621	38,865	(707,873)	4,709,317

Total increase (decrease) in net assets	7,096	(15,040)	(681,516)	4,821,270

Net Assets as of December 31, 2011	$616,903	$913,995	$1,861,649	$10,015,296

See accompanying notes.

70

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA Vanguard ETF Index - Aggressive Growth - SC	TA JP Morgan Midcap Value - SC	TA AEGON Tactical Vanguard ETF - Growth - SC	TA AEGON Tactical Vanguard ETF - Balanced - SC
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net Assets as of January 1, 2010	$—	$2,000	$—	$—

Investment Income:
Dividends	340	1,034	—	—
Investment Expenses:
Mortality and expense risk and other charges	6,431	570	—	—

Net investment income (loss)	(6,091)	464	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	55	—	—	—
Realized gain (loss) on investments	(334)	815	—	—

Net realized capital gains (losses) on investments	(279)	815	—	—
Net change in unrealized appreciation/depreciation	133,663	8,377	—	—

Net Gain (Loss) on Investment	133,384	9,192	—	—
Increase (decrease) in net assets from operations	127,293	9,656	—	—

Increase (decrease) in net assets from contract transactions	1,138,549	59,689	—	—

Total increase (decrease) in net assets	1,265,842	69,345	—	—

Net Assets as of December 31, 2010	$1,265,842	$71,345	$—	$—

Investment Income:
Dividends	13,279	2,449	—	—
Investment Expenses:
Mortality and expense risk and other charges	23,096	3,636	2,369	648

Net investment income (loss)	(9,817)	(1,187)	(2,369)	(648)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	733	—	—	—
Realized gain (loss) on investments	49,166	1,080	(1,016)	(768)

Net realized capital gains (losses) on investments	49,899	1,080	(1,016)	(768)
Net change in unrealized appreciation/depreciation	(190,975)	24,194	(21,225)	2,092

Net Gain (Loss) on Investment	(141,076)	25,274	(22,241)	1,324
Increase (decrease) in net assets from operations	(150,893)	24,087	(24,610)	676

Increase (decrease) in net assets from contract transactions	998,828	937,194	1,520,771	255,475

Total increase (decrease) in net assets	847,935	961,281	1,496,161	256,151

Net Assets as of December 31, 2011	$2,113,777	$1,032,626	$1,496,161	$256,151

See accompanying notes.

71

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	TA AEGON Tactical Vanguard ETF - Conservative - SC Subaccount(1)	TA PIMCO Real Return TIPS - SC Subaccount(1)	TA JPMorgan Core Bond - SC Subaccount(1)	TA JPMorgan Tactical Allocation - SC Subaccount(1)
Net Assets as of January 1, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	—	—
Investment Expenses:
Mortality and expense risk and other charges	—	—	—	—

Net investment income (loss)	—	—	—	—
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	—	—	—

Net realized capital gains (losses) on investments	—	—	—	—
Net change in unrealized appreciation/depreciation	—	—	—	—

Net Gain (Loss) on Investment	—	—	—	—
Increase (decrease) in net assets from operations	—	—	—	—

Increase (decrease) in net assets from contract transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net Assets as of December 31, 2010	$—	$—	$—	$—

Investment Income:
Dividends	—	—	14,162	2,923
Investment Expenses:
Mortality and expense risk and other charges	4,296	4,845	3,623	2,591

Net investment income (loss)	(4,296)	(4,845)	10,539	332
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	442	—
Realized gain (loss) on investments	(65)	775	(2,461)	(1,188)

Net realized capital gains (losses) on investments	(65)	775	(2,019)	(1,188)
Net change in unrealized appreciation/depreciation	15,574	26,887	5,513	11,207

Net Gain (Loss) on Investment	15,509	27,662	3,494	10,019
Increase (decrease) in net assets from operations	11,213	22,817	14,033	10,351

Increase (decrease) in net assets from contract transactions	2,513,175	2,005,811	937,592	1,211,956

Total increase (decrease) in net assets	2,524,388	2,028,628	951,625	1,222,307

Net Assets as of December 31, 2011	$2,524,388	$2,028,628	$951,625	$1,222,307

See accompanying notes.

72

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Invesco V.I. Basic Value Subaccount	Invesco V.I. Capital Appreciation Subaccount	AllianceBernstein Growth & Income Subaccount	AllianceBernstein Large Cap Growth Subaccount
Net Assets as of January 1, 2010	$113,810	$15,471	$116,856	$45,968

Investment Income:
Dividends	671	344	—	455
Investment Expenses:
Mortality and expense risk and other charges	2,257	666	4,147	2,718

Net investment income (loss)	(1,586)	(322)	(4,147)	(2,263)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	4,321	897	(11,198)	(1,129)

Net realized capital gains (losses) on investments	4,321	897	(11,198)	(1,129)
Net change in unrealized appreciation/depreciation	9,193	7,563	56,147	33,659

Net Gain (Loss) on Investment	13,514	8,460	44,949	32,530
Increase (decrease) in net assets from operations	11,928	8,138	40,802	30,267

Increase (decrease) in net assets from contract transactions	122,557	50,428	449,956	217,087

Total increase (decrease) in net assets	134,485	58,566	490,758	247,354

Net Assets as of December 31, 2010	$248,295	$74,037	$607,614	$293,322

Investment Income:
Dividends	1,694	—	6,931	305
Investment Expenses:
Mortality and expense risk and other charges	3,503	1,202	8,936	4,416

Net investment income (loss)	(1,809)	(1,202)	(2,005)	(4,111)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	10,061	2,196	21,328	7,447

Net realized capital gains (losses) on investments	10,061	2,196	21,328	7,447
Net change in unrealized appreciation/depreciation	(17,778)	(9,763)	355	(20,889)

Net Gain (Loss) on Investment	(7,717)	(7,567)	21,683	(13,442)
Increase (decrease) in net assets from operations	(9,526)	(8,769)	19,678	(17,553)

Increase (decrease) in net assets from contract transactions	22,448	19,486	52,221	76,677

Total increase (decrease) in net assets	12,922	10,717	71,899	59,124

Net Assets as of December 31, 2011	$261,217	$84,754	$679,513	$352,446

See accompanying notes.

73

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	AllianceBernstein Balanced Wealth Strategy Subaccount	Janus Aspen - Enterprise Subaccount	Janus Aspen - Perkins Mid Cap Value Subaccount	Janus Aspen - Worldwide Subaccount
Net Assets as of January 1, 2010	$204,236	$47,251	$1,684	$117,763

Investment Income:
Dividends	15,496	—	9	764
Investment Expenses:
Mortality and expense risk and other charges	12,064	1,095	23	2,173

Net investment income (loss)	3,432	(1,095)	(14)	(1,409)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	10,065	5,793	(15)	(9,806)

Net realized capital gains (losses) on investments	10,065	5,793	(15)	(9,806)
Net change in unrealized appreciation/depreciation	69,807	20,283	257	35,815

Net Gain (Loss) on Investment	79,872	26,076	242	26,009
Increase (decrease) in net assets from operations	83,304	24,981	228	24,600

Increase (decrease) in net assets from contract transactions	896,975	102,192	(53)	70,362

Total increase (decrease) in net assets	980,279	127,173	175	94,962

Net Assets as of December 31, 2010	$1,184,515	$174,424	$1,859	$212,725

Investment Income:
Dividends	31,540	—	11	1,755
Investment Expenses:
Mortality and expense risk and other charges	24,721	2,488	25	4,095

Net investment income (loss)	6,819	(2,488)	(14)	(2,340)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	8,271	14,921	(12)	14,900

Net realized capital gains (losses) on investments	8,271	14,921	(12)	14,900
Net change in unrealized appreciation/depreciation	(109,637)	(24,140)	(51)	(64,368)

Net Gain (Loss) on Investment	(101,366)	(9,219)	(63)	(49,468)
Increase (decrease) in net assets from operations	(94,547)	(11,707)	(77)	(51,808)

Increase (decrease) in net assets from contract transactions	661,091	36,365	(58)	146,925

Total increase (decrease) in net assets	566,544	24,658	(135)	95,117

Net Assets as of December 31, 2011	$1,751,059	$199,082	$1,724	$307,842

See accompanying notes.

74

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	JPMorgan Insurance Trust Core Bond Subaccount	JPMorgan Insurance Trust International Equity Subaccount	JPMorgan Insurance Trust Mid Cap Value Subaccount	JPMorgan Insurance Trust Small Cap Core Subaccount
Net Assets as of January 1, 2010	$313,734	$101,846	$78,654	$9,598

Investment Income:
Dividends	21,210	497	859	—
Investment Expenses:
Mortality and expense risk and other charges	9,500	2,774	985	143

Net investment income (loss)	11,710	(2,277)	(126)	(143)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	14,623	(9,659)	3,799	58

Net realized capital gains (losses) on investments	14,623	(9,659)	3,799	58
Net change in unrealized appreciation/depreciation	11,758	23,306	12,481	2,514

Net Gain (Loss) on Investment	26,381	13,647	16,280	2,572
Increase (decrease) in net assets from operations	38,091	11,370	16,154	2,429

Increase (decrease) in net assets from contract transactions	668,906	175,683	(11,247)	(92)

Total increase (decrease) in net assets	706,997	187,053	4,907	2,337

Net Assets as of December 31, 2010	$1,020,731	$288,899	$83,561	$11,935

Investment Income:
Dividends	65,883	6,689	1,094	15
Investment Expenses:
Mortality and expense risk and other charges	14,610	5,455	1,074	162

Net investment income (loss)	51,273	1,234	20	(147)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	3,343	(8,106)	403	83

Net realized capital gains (losses) on investments	3,343	(8,106)	403	83
Net change in unrealized appreciation/depreciation	3,591	(56,164)	299	(659)

Net Gain (Loss) on Investment	6,934	(64,270)	702	(576)
Increase (decrease) in net assets from operations	58,207	(63,036)	722	(723)

Increase (decrease) in net assets from contract transactions	(181,665)	287,200	(6)	(100)

Total increase (decrease) in net assets	(123,458)	224,164	716	(823)

Net Assets as of December 31, 2011	$897,273	$513,063	$84,277	$11,112

See accompanying notes.

75

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	JPMorgan Insurance Trust U.S. Equity Subaccount	MFS® New Discovery Subaccount	MFS® Total Return Subaccount	MTB Managed Allocation Fund - Moderate Growth II Subaccount
Net Assets as of January 1, 2010	$—	$160,779	$556,572	$517,248

Investment Income:
Dividends	—	—	16,121	3,676
Investment Expenses:
Mortality and expense risk and other charges	—	4,319	9,569	6,826

Net investment income (loss)	—	(4,319)	6,552	(3,150)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	—	27,924	(10,562)	(3,619)

Net realized capital gains (losses) on investments	—	27,924	(10,562)	(3,619)
Net change in unrealized appreciation/depreciation	—	89,370	67,988	52,969

Net Gain (Loss) on Investment	—	117,294	57,426	49,350
Increase (decrease) in net assets from operations	—	112,975	63,978	46,200

Increase (decrease) in net assets from contract transactions	—	314,058	391,058	(15,040)

Total increase (decrease) in net assets	—	427,033	455,036	31,160

Net Assets as of December 31, 2010	$—	$587,812	$1,011,608	$548,408

Investment Income:
Dividends	—	—	30,727	9,193
Investment Expenses:
Mortality and expense risk and other charges	40	14,810	16,873	7,079

Net investment income (loss)	(40)	(14,810)	13,854	2,114
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	144,782	—	—
Realized gain (loss) on investments	10	32,810	40,293	(2,729)

Net realized capital gains (losses) on investments	10	177,592	40,293	(2,729)
Net change in unrealized appreciation/depreciation	(43)	(344,894)	(54,025)	(36,469)

Net Gain (Loss) on Investment	(33)	(167,302)	(13,732)	(39,198)
Increase (decrease) in net assets from operations	(73)	(182,112)	122	(37,084)

Increase (decrease) in net assets from contract transactions	39,890	1,272,326	444,067	(9,275)

Total increase (decrease) in net assets	39,817	1,090,214	444,189	(46,359)

Net Assets as of December 31, 2011	$39,817	$1,678,026	$1,455,797	$502,049

See accompanying notes.

76

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Fidelity VIP Contrafund® Subaccount	Fidelity VIP Equity- Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Growth Opportunities Subaccount
Net Assets as of January 1, 2010	$1,127,978	$145,919	$86,092	$1,016

Investment Income:
Dividends	23,846	8,192	119	—
Investment Expenses:
Mortality and expense risk and other charges	24,609	4,611	2,358	15

Net investment income (loss)	(763)	3,581	(2,239)	(15)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	1,110	—	1,080	—
Realized gain (loss) on investments	(145,569)	(12,238)	(1,103)	(9)

Net realized capital gains (losses) on investments	(144,459)	(12,238)	(23)	(9)
Net change in unrealized appreciation/depreciation	472,639	68,755	56,067	237

Net Gain (Loss) on Investment	328,180	56,517	56,044	228
Increase (decrease) in net assets from operations	327,417	60,098	53,805	213

Increase (decrease) in net assets from contract transactions	1,170,964	354,656	296,329	(28)

Total increase (decrease) in net assets	1,498,381	414,754	350,134	185

Net Assets as of December 31, 2010	$2,626,359	$560,673	$436,226	$1,201

Investment Income:
Dividends	25,156	21,018	804	—
Investment Expenses:
Mortality and expense risk and other charges	41,275	9,829	8,181	17

Net investment income (loss)	(16,119)	11,189	(7,377)	(17)
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	1,905	—
Realized gain (loss) on investments	13,250	(16,757)	38,348	1

Net realized capital gains (losses) on investments	13,250	(16,757)	40,253	1
Net change in unrealized appreciation/depreciation	(169,278)	(4,257)	(58,264)	22

Net Gain (Loss) on Investment	(156,028)	(21,014)	(18,011)	23
Increase (decrease) in net assets from operations	(172,147)	(9,825)	(25,388)	6

Increase (decrease) in net assets from contract transactions	542,843	333,757	187,683	(37)

Total increase (decrease) in net assets	370,696	323,932	162,295	(31)

Net Assets as of December 31, 2011	$2,997,055	$884,605	$598,521	$1,170

See accompanying notes.

77

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Fidelity VIP Mid Cap Subaccount	Fidelity VIP Value Strategies Subaccount	Fidelity VIP Balanced Subaccount	Franklin Income Securities Subaccount
Net Assets as of January 1, 2010	$1,033,824	$174,255	$1,421,466	$667,801

Investment Income:
Dividends	2,066	1,468	49,562	51,555
Investment Expenses:
Mortality and expense risk and other charges	19,340	4,464	32,458	11,955

Net investment income (loss)	(17,274)	(2,996)	17,104	39,600
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	4,597	—	17,551	—
Realized gain (loss) on investments	(36,774)	(34,225)	30,151	(42,186)

Net realized capital gains (losses) on investments	(32,177)	(34,225)	47,702	(42,186)
Net change in unrealized appreciation/depreciation	386,157	114,398	374,962	106,627

Net Gain (Loss) on Investment	353,980	80,173	422,664	64,441
Increase (decrease) in net assets from operations	336,706	77,177	439,768	104,041

Increase (decrease) in net assets from contract transactions	532,640	302,422	1,896,350	406,365

Total increase (decrease) in net assets	869,346	379,599	2,336,118	510,406

Net Assets as of December 31, 2010	$1,903,170	$553,854	$3,757,584	$1,178,207

Investment Income:
Dividends	490	7,022	97,569	78,977
Investment Expenses:
Mortality and expense risk and other charges	29,187	10,355	75,254	22,044

Net investment income (loss)	(28,697)	(3,333)	22,315	56,933
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	3,851	—	18,219	—
Realized gain (loss) on investments	(47,873)	47,510	214,405	34,764

Net realized capital gains (losses) on investments	(44,022)	47,510	232,624	34,764
Net change in unrealized appreciation/depreciation	(220,251)	(135,419)	(653,425)	(58,273)

Net Gain (Loss) on Investment	(264,273)	(87,909)	(420,801)	(23,509)
Increase (decrease) in net assets from operations	(292,970)	(91,242)	(398,486)	33,424

Increase (decrease) in net assets from contract transactions	357,685	397,247	3,037,727	1,895,571

Total increase (decrease) in net assets	64,715	306,005	2,639,241	1,928,995

Net Assets as of December 31, 2011	$1,967,885	$859,859	$6,396,825	$3,107,202

See accompanying notes.

78

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	Mutual Shares Securities Subaccount	Templeton Foreign Securities Subaccount	Franklin Templeton VIP Founding Funds Allocation Subaccount	American Funds - Asset Allocation Subaccount
Net Assets as of January 1, 2010	$323,964	$345,155	$535,756	$9,937

Investment Income:
Dividends	7,183	9,594	44,676	26,847
Investment Expenses:
Mortality and expense risk and other charges	5,816	8,044	24,091	12,211

Net investment income (loss)	1,367	1,550	20,585	14,636
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	169	—
Realized gain (loss) on investments	(26,117)	(27,992)	34,934	21,338

Net realized capital gains (losses) on investments	(26,117)	(27,992)	35,103	21,338
Net change in unrealized appreciation/depreciation	71,992	83,780	109,217	92,511

Net Gain (Loss) on Investment	45,875	55,788	144,320	113,849
Increase (decrease) in net assets from operations	47,242	57,338	164,905	128,485

Increase (decrease) in net assets from contract transactions	248,808	466,372	1,727,657	1,468,141

Total increase (decrease) in net assets	296,050	523,710	1,892,562	1,596,626

Net Assets as of December 31, 2010	$620,014	$868,865	$2,428,318	$1,606,563

Investment Income:
Dividends	13,338	17,578	466	107,227
Investment Expenses:
Mortality and expense risk and other charges	8,025	14,178	46,932	69,443

Net investment income (loss)	5,313	3,400	(46,466)	37,784
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	14,893	(4,361)	33,582	11,926

Net realized capital gains (losses) on investments	14,893	(4,361)	33,582	11,926
Net change in unrealized appreciation/depreciation	(27,717)	(145,129)	(134,892)	(202,873)

Net Gain (Loss) on Investment	(12,824)	(149,490)	(101,310)	(190,947)
Increase (decrease) in net assets from operations	(7,511)	(146,090)	(147,776)	(153,163)

Increase (decrease) in net assets from contract transactions	(13,809)	379,296	699,254	4,490,768

Total increase (decrease) in net assets	(21,320)	233,206	551,478	4,337,605

Net Assets as of December 31, 2011	$598,694	$1,102,071	$2,979,796	$5,944,168

See accompanying notes.

79

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

	American Funds - Bond Subaccount	American Funds - Growth Subaccount	American Funds - Growth-Income Subaccount	American Funds - International Subaccount
Net Assets as of January 1, 2010	$9,917	$9,958	$10,629	$10,048

Investment Income:
Dividends	17,779	3,299	2,953	2,912
Investment Expenses:
Mortality and expense risk and other charges	5,255	3,925	1,747	1,015

Net investment income (loss)	12,524	(626)	1,206	1,897
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	4,758	1,432	191	244

Net realized capital gains (losses) on investments	4,758	1,432	191	244
Net change in unrealized appreciation/depreciation	(9,071)	66,721	24,164	11,000

Net Gain (Loss) on Investment	(4,313)	68,153	24,355	11,244
Increase (decrease) in net assets from operations	8,211	67,527	25,561	13,141

Increase (decrease) in net assets from contract transactions	700,076	549,934	199,464	196,420

Total increase (decrease) in net assets	708,287	617,461	225,025	209,561

Net Assets as of December 31, 2010	$718,204	$627,419	$235,654	$219,609

Investment Income:
Dividends	39,007	6,919	5,931	21,764
Investment Expenses:
Mortality and expense risk and other charges	17,153	15,804	5,462	9,768

Net investment income (loss)	21,854	(8,885)	469	11,996
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—	—	—	—
Realized gain (loss) on investments	11,549	39,241	5,525	(20,349)

Net realized capital gains (losses) on investments	11,549	39,241	5,525	(20,349)
Net change in unrealized appreciation/depreciation	11,304	(123,635)	(25,299)	(104,274)

Net Gain (Loss) on Investment	22,853	(84,394)	(19,774)	(124,623)
Increase (decrease) in net assets from operations	44,707	(93,279)	(19,305)	(112,627)

Increase (decrease) in net assets from contract transactions	677,611	652,311	214,949	1,211,064

Total increase (decrease) in net assets	722,318	559,032	195,644	1,098,437

Net Assets as of December 31, 2011	$1,440,522	$1,186,451	$431,298	$1,318,046

See accompanying notes.

80

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2010 and 2011, Except as Noted

GE Investments Total Return Subaccount
Net Assets as of January 1, 2010	$—

Investment Income:
Dividends	2,740
Investment Expenses:
Mortality and expense risk and other charges	1,961

Net investment income (loss)	779
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—
Realized gain (loss) on investments	202

Net realized capital gains (losses) on investments	202
Net change in unrealized appreciation/depreciation	12,230

Net Gain (Loss) on Investment	12,432
Increase (decrease) in net assets from operations	13,211

Increase (decrease) in net assets from contract transactions	227,478

Total increase (decrease) in net assets	240,689

Net Assets as of December 31, 2010	$240,689

Investment Income:
Dividends	10,524
Investment Expenses:
Mortality and expense risk and other charges	8,105

Net investment income (loss)	2,419
Net realized and unrealized gains (losses) on investments:
Capital gain distributions	—
Realized gain (loss) on investments	10,359

Net realized capital gains (losses) on investments	10,359
Net change in unrealized appreciation/depreciation	(38,380)

Net Gain (Loss) on Investment	(28,021)
Increase (decrease) in net assets from operations	(25,602)

Increase (decrease) in net assets from contract transactions	452,036

Total increase (decrease) in net assets	426,434

Net Assets as of December 31, 2011	$667,123

See accompanying notes.

81

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies

Organization

Separate Accont VA BNY (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Landmark NY Variable Annuity.

The TA AEGON U.S. Government Securities-Portfolio Asset Manager-Service Class (PAM) and the TA Profunds UltraBear-Open Allocation Method-Service Class (OAM) are included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust - Initial Class:	Transamerica Series Trust - Initial Class:
TA Asset Allocation - Conservative	Transamerica Asset Allocation-Conservative VP
TA Asset Allocation - Growth	Transamerica Asset Allocation-Growth VP
TA Asset Allocation - Moderate	Transamerica Asset Allocation-Moderate VP
TA Asset Allocation - Moderate Growth	Transamerica Asset Allocation-Moderate Growth VP
TA MFS International Equity	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities	Transamerica Clarion Global Real Estate Securities VP
TA Jennison Growth	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index	Transamerica JPMorgan Enhanced Index VP
TA BlackRock Large Cap Value	Transamerica BlackRock Large Cap Value VP
TA AEGON High Yield Bond	Transamerica AEGON High Yield Bond VP
TA PIMCO Total Return	Transamerica PIMCO Total ReturnVP
TA Morgan Stanley Capital Growth	Transamerica Morgan Stanley Capital Growth VP
TA Multi-Managed Balanced	Transamerica Multi-Managed Balanced VP
TA AllianceBernstein Dynamic Allocation	Transamerica AllianceBernstein Dynamic Allocation VP
TA WMC Diversified Growth	Transamerica WMC Diversified Growth VP
TA AEGON Money Market	Transamerica AEGON Money Market VP
TA Systematic Small/Mid Cap Value	Transamerica Systematic Small/Mid Cap Value VP
TA AEGON U.S. Government Securities	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core	Transamerica Multi Managed Large Cap Core VP
TA Morgan Stanley Mid-Cap Growth	Transamerica Morgan Stanley Mid-Cap Growth VP

82

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust - Service Class:	Transamerica Series Trust - Service Class:
TA Asset Allocation - Conservative - SC	Transamerica Asset Allocation-Conservative VP
TA Asset Allocation - Growth - SC	Transamerica Asset Allocation-Growth VP
TA Asset Allocation - Moderate - SC	Transamerica Asset Allocation-Moderate VP
TA Asset Allocation - Moderate Growth - SC	Transamerica Asset Allocation-Moderate Growth VP
TA International Moderate Growth - SC	Transamerica International Moderate Growth VP
TA MFS International Equity - SC	Transamerica MFS International Equity VP
TA Clarion Global Real Estate Securities - SC	Transamerica Clarion Global Real Estate Securities VP
TA Jennison Growth - SC	Transamerica Jennison Growth VP
TA JPMorgan Enhanced Index - SC	Transamerica JPMorgan Enhanced Index VP
TA BlackRock Large Cap Value - SC	Transamerica BlackRock Large Cap Value VP
TA AEGON High Yield Bond - SC	Transamerica AEGON High Yield Bond VP
TA PIMCO Total Return - SC	Transamerica PIMCO Total ReturnVP
TA Morgan Stanley Capital Growth - SC	Transamerica Morgan Stanley Capital Growth VP
TA MultI-Managed Balanced - SC	Transamerica Multi-Managed Balanced VP
TA AllianceBernstein Dynamic Allocation - SC	Transamerica AllianceBernstein Dynamic Allocation VP
TA WMC Diversified Growth - SC	Transamerica WMC Diversified Growth VP
TA AEGON Money Market - SC	Transamerica AEGON Money Market VP
TA Systematic Small/Mid Cap Value - SC	Transamerica Systematic Small/Mid Cap Value VP
TA AEGON U.S. Government Securities - SC	Transamerica AEGON U.S. Government Securities VP
TA AEGON U.S. Government Securities - PAM - SC	Transamerica AEGON U.S. Government Securities VP
TA T. Rowe Price Small Cap - SC	Transamerica T. Rowe Price Small Cap VP
TA Morgan Stanley Active International Allocation - SC	Transamerica Morgan Stanley Active International Allocation VP
TA Multi Managed Large Cap Core - SC	Transamerica Multi Managed Large Cap Core VP
TA Morgan Stanley Mid-Cap Growth - SC	Transamerica Morgan Stanley Mid-Cap Growth VP
TA Vanguard ETF Index - Balanced - SC	Transamerica Index 50 VP
TA Vanguard ETF Index - Growth - SC	Transamerica Index 75 VP
TA Efficient Markets - SC	Transamerica Efficient Markets VP
TA BlackRock Global Allocation - SC	Transamerica BlackRock Global Allocation VP
TA BlackRock Tactical Allocation - SC	Transamerica BlackRock Tactical Allocation VP
TA ProFunds UltraBear - OAM - SC	Transamerica ProFunds UltraBear Fund VP
TA Janus Balanced - SC	Transamerica Janus Balanced VP
TA Hanlon Growth - SC	Transamerica Hanlon Growth VP
TA Hanlon Growth and Income - SC	Transamerica Hanlon Growth and Income VP

83

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Transamerica Series Trust - Service Class:	Transamerica Series Trust - Service Class:
TA Hanlon Balanced - SC	Transamerica Hanlon Balanced VP
TA Hanlon Income - SC	Transamerica Hanlon Income VP
TA Vanguard ETF Index - Conservative - SC	Transamerica Index 35 VP
TA Vanguard ETF Index - Aggressive Growth - SC	Transamerica Index 100 VP
TA JP Morgan Midcap Value - SC	Transamerica JPMorgan Midcap Value VP
TA AEGON Tactical Vanguard ETF - Growth - SC	Transamerica AEGON Active Asset Allocation - Moderate Growth VP
TA AEGON Tactical Vanguard ETF - Balanced - SC	Transamerica AEGON Active Asset Allocation - Moderate VP
TA AEGON Tactical Vanguard ETF - Conservative - SC	Transamerica AEGON Active Asset Allocation - Conservative VP
TA PIMCO Real Return TIPS - SC	Transamerica PIMCO Real Return TIPS VP
TA JPMorgan Core Bond - SC	Transamerica JPMorgan Core Bond VP
TA JPMorgan Tactical Allocation - SC	Transamerica JPMorgan Tactical Allocation VP
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Shares:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) – Series II Shares:
Invesco V.I. Basic Value	Invesco V.I. Basic Value Fund
Invesco V.I. Capital Appreciation	Invesco V.I. Capital Appreciation Fund
AllianceBernstein Variable Products Series Fund, Inc. - Class B:	AllianceBernstein Variable Products Series Fund, Inc. - Class B:
AllianceBernstein Growth & Income	AllianceBernstein Growth & Income Portfolio
AllianceBernstein Large Cap Growth	AllianceBernstein Large Cap Growth Portfolio
AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Balanced Wealth Strategy Portfolio
Janus Aspen Series-Service Shares:	Janus Aspen Series-Service Shares:
Janus Aspen - Enterprise	Janus Aspen - Enterprise Portfolio
Janus Aspen - Perkins Mid Cap Value	Janus Aspen - Perkins Mid Cap Value Portfolio
Janus Aspen - Worldwide	Janus Aspen - Worldwide Portfolio
JPMorgan Insurance Trust:	JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond	Janus Aspen - Worldwide Portfolio
JPMorgan Insurance Trust International Equity	JPMorgan Insurance Trust International Equity Portfolio
JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Small Cap Core	JPMorgan Insurance Trust Small Cap Core Portfolio
JPMorgan Insurance Trust U.S. Equity	JPMorgan Insurance Trust U.S. Equity Portfolio
MFS® Variable Insurance Trust – Service Class:	MFS® Variable Insurance Trust – Service Class:
MFS® New Discovery	MFS® New Discovery Series
MFS® Total Return	MFS® Total Return Series
MTB Group of Funds:	MTB Group of Funds:
MTB Managed Allocation Fund - Moderate Growth II	MTB Managed Allocation Fund - Moderate Growth II
Fidelity® Variable Insurance Products Fund-Service Class 2:	Fidelity® Variable Insurance Products Fund-Service Class 2:
Fidelity VIP Contrafund®	Fidelity VIP Contrafund® Portfolio
Fidelity VIP Equity-Income	Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth	Fidelity VIP Growth Portfolio
Fidelity VIP Growth Opportunities	Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap	Fidelity VIP Mid Cap Portfolio

84

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Subaccount Investment by Mutual Fund (continued):

Subaccount	Mutual Fund
Fidelity® Variable Insurance Products Fund-Service Class 2:	Fidelity® Variable Insurance Products Fund-Service Class 2:
Fidelity VIP Value Strategies	Fidelity VIP Value Strategies Portfolio
Fidelity VIP Balanced	Fidelity VIP Balanced Portfolio
Franklin Templeton Variable Insurance Products Trust - Class 2:	Franklin Templeton Variable Insurance Products Trust - Class 2:
Franklin Income Securities	Franklin Income Securities Fund
Mutual Shares Securities	Mutual Shares Securities Fund
Templeton Foreign Securities	Templeton Foreign Securities Fund
Franklin Templeton Variable Insurance Products Trust - Class 4:	Franklin Templeton Variable Insurance Products Trust - Class 4:
Franklin Templeton VIP Founding Funds Allocation	Franklin Templeton VIP Founding Funds Allocation Fund
American Funds Insurance Series Trust - Class 2:	American Funds Insurance Series Trust - Class 2:
American Funds - Asset Allocation	American Funds - Asset Allocation Fund
American Funds - Bond	American Funds - Bond Fund
American Funds - Growth	American Funds - Growth Fund
American Funds - Growth-Income	American Funds - Growth-Income Fund
American Funds - International	American Funds - International Fund
GE Investments Funds, Inc. - Class 3:	GE Investments Funds, Inc. - Class 3:
GE Investments Total Return	GE Investments Total Return Fund

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA AEGON Tactical Vanguard ETF - Growth - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Balanced - SC	May 2, 2011
TA AEGON Tactical Vanguard ETF - Conservative - SC	May 2, 2011
TA PIMCO Real Return TIPS - SC	May 2, 2011
TA JPMorgan Core Bond - SC	May 2, 2011
TA JPMorgan Tactical Allocation - SC	May 2, 2011
TA Global Commodities & Hard Assets - SC	November 19, 2009
TA Hanlon Growth - SC	November 19, 2009
TA Hanlon Growth and Income - SC	November 19, 2009
TA Hanlon Balanced - SC	November 19, 2009
TA Hanlon Income - SC	November 19, 2009
TA Vanguard ETF Index - Conservative - SC	November 19, 2009
TA Vanguard ETF Index - Aggressive Growth - SC	November 19, 2009
TA JP Morgan Midcap Value - SC	November 19, 2009
American Funds – Asset Allocation	November 19, 2009
American Funds – Bond	November 19, 2009
American Funds – Growth	November 19, 2009
American Funds – Growth - Income	November 19, 2009

85

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Funds – International	November 19, 2009
GE Investments Total Return	November 19, 2009
TA BlackRock Global Allocation - SC	May 1, 2009
TA BlackRock Tactical Allocation - SC	May 1, 2009
TA ProFunds UltraBear - OAM - SC	May 1, 2009
JPMorgan Insurance Trust Core Bond	April 23, 2009
JPMorgan Insurance Trust International Equity	April 23, 2009
JPMorgan Insurance Trust Mid Cap Value	April 23, 2009
JPMorgan Insurance Trust Small Cap Core	April 23, 2009
JPMorgan Insurance Trust U.S. Equity	April 23, 2009
TA Efficient Markets - SC	November 10, 2008
AllianceBernstein Balanced Wealth Strategy	November 10, 2008
Franklin Templeton VIP Founding Funds Allocation	November 10, 2008
TA Vanguard ETF Index - Balanced - SC	May 1, 2008
TA Vanguard ETF Index - Growth - SC	May 1, 2008
Fidelity VIP Balanced	May 1, 2008
Franklin Income Securities	May 1, 2007
Mutual Shares Securities	May 1, 2007
Templeton Foreign Securities	May 1, 2007

The following Mutual Fund name changes were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
Transamerica Morgan Stanley Capital Growth VP	Transamerica Focus VP
Transamerica Multi-Managed Balanced VP	Transamerica Balanced VP
Transamerica AEGON Money Market VP	Transamerica Money Market VP
Transamerica Systematic Small/Mid Cap Value VP	Transamerica Small/Mid Cap Value VP
Transamerica AEGON U.S. Government Securities VP	Transamerica U.S. Government Securities VP
Transamerica Janus Balanced VP	Transamerica Foxhall Global Hard Asset VP
Transamerica Hanlon Income VP	Transamerica Hanlon Managed Income VP

86

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

1. Organization and Summary of Significant Accounting Policies (continued)

Effective December 12, 2011, “Transamerica” has been changed to “TA” and “VP” has been removed from the Subaccount names. The following Subaccount name changes were made effective during the fiscal year ended December 31, 2011:

Subaccount	Formerly
TA Vanguard ETF Index - Balanced - SC	TA Index 50 - SC
TA Vanguard ETF Index - Growth - SC	TA Index 75 - SC
TA Vanguard ETF Index - Conservative - SC	TA Index 35 - SC
TA Vanguard ETF Index - Aggressive Growth - SC	TA Index 100 - SC

The following Mutual Fund mergers were made effective during the fiscal year ended December 31, 2011:

Mutual Fund	Formerly
Transamerica WMC Diversified Growth VP	Transamerica Diversified Equity VP
Transamerica Morgan Stanley Mid-Cap Growth VP	Transamerica Growth Opportunities VP
Transamerica Global Conservative VP	Transamerica Foxhall Global Conservative VP
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica Foxhall Global Growth VP
Transamerica AEGON Active Asset Allocation - Moderate Growth VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2011.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

87

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

2. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2011 were as follows:

Subaccount	Purchases	Sales
TA Asset Allocation - Conservative	$5,563,823	$928,736
TA Asset Allocation - Growth	934,816	630,219
TA Asset Allocation - Moderate	29,805,064	1,038,452
TA Asset Allocation - Moderate Growth	9,251,528	4,272,657
TA International Moderate Growth - SC	2,646,445	1,022,185
TA MFS International Equity	264,763	232,252
TA Clarion Global Real Estate Securities	601,757	226,936
TA Jennison Growth	1,629,032	597,700
TA JPMorgan Enhanced Index	52,566	176,208
TA BlackRock Large Cap Value	2,119,374	1,419,788
TA AEGON High Yield Bond	1,306,244	477,464
TA PIMCO Total Return	8,742,528	2,230,729
TA Morgan Stanley Capital Growth	199,194	300,414
TA Multi-Managed Balanced	806,594	328,500
TA AllianceBernstein Dynamic Allocation	4,454,269	150,151
TA WMC Diversified Growth	971,807	555,396
TA AEGON Money Market	16,347,376	11,224,374
TA Systematic Small/Mid Cap Value	852,051	866,030
TA AEGON U.S. Government Securities	17,256,043	12,716,972
TA AEGON U.S. Government Securities - PAM - SC	5,369,495	1,544,426
TA T. Rowe Price Small Cap	1,324,796	337,800
TA Morgan Stanley Active International Allocation	179,090	253,678
TA Multi Managed Large Cap Core	268,200	475,904
TA Morgan Stanley Mid-Cap Growth	2,175,692	322,268
TA Vanguard ETF Index - Balanced - SC	20,177,332	2,042,873
TA Vanguard ETF Index - Growth - SC	12,289,381	2,191,982
TA Efficient Markets - SC	4,086,602	608,536
TA BlackRock Global Allocation - SC	12,220,495	986,844
TA BlackRock Tactical Allocation - SC	4,575,305	657,539
TA ProFunds UltraBear - OAM - SC	7,010,020	2,557,576
TA Janus Balanced - SC	649,583	244,510
TA Hanlon Growth - SC	415,312	299,909
TA Hanlon Growth and Income - SC	493,051	418,508
TA Hanlon Balanced - SC	458,775	421,973
TA Hanlon Income - SC	650,463	1,347,800
TA Vanguard ETF Index - Conservative - SC	5,085,222	400,781
TA Vanguard ETF Index - Aggressive Growth - SC	1,525,396	535,655
TA JP Morgan Midcap Value - SC	1,057,569	121,562
TA AEGON Tactical Vanguard ETF - Growth - SC	1,529,611	11,208

88

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

2. Investments (continued)

Subaccount	Purchases	Sales
TA AEGON Tactical Vanguard ETF - Balanced - SC	$279,852	$25,025
TA AEGON Tactical Vanguard ETF - Conservative - SC	2,514,704	5,827
TA PIMCO Real Return TIPS - SC	2,013,366	12,396
TA JPMorgan Core Bond - SC	1,313,827	365,252
TA JPMorgan Tactical Allocation - SC	1,390,618	178,330
Invesco V.I. Basic Value	196,869	176,231
Invesco V.I. Capital Appreciation	41,344	23,060
AllianceBernstein Growth & Income	284,678	234,457
AllianceBernstein Large Cap Growth	185,837	113,271
AllianceBernstein Balanced Wealth Strategy	1,297,794	629,880
Janus Aspen - Enterprise	135,965	102,089
Janus Aspen - Perkins Mid Cap Value	10	83
Janus Aspen - Worldwide	301,820	157,236
JPMorgan Insurance Trust Core Bond	273,059	403,450
JPMorgan Insurance Trust International Equity	528,527	240,090
JPMorgan Insurance Trust Mid Cap Value	1,095	1,081
JPMorgan Insurance Trust Small Cap Core	14	261
JPMorgan Insurance Trust U.S. Equity	39,942	92
MFS® New Discovery	1,654,981	252,685
MFS® Total Return	738,748	280,827
MTB Managed Allocation Fund - Moderate Growth II	9,193	16,354
Fidelity VIP Contrafund®	1,275,963	749,237
Fidelity VIP Equity-Income	516,200	171,252
Fidelity VIP Growth	357,710	175,496
Fidelity VIP Growth Opportunities	1	55
Fidelity VIP Mid Cap	1,012,089	679,252
Fidelity VIP Value Strategies	702,611	308,697
Fidelity VIP Balanced	3,730,608	652,342
Franklin Income Securities	2,452,906	500,394
Mutual Shares Securities	310,202	318,701
Templeton Foreign Securities	592,330	209,641
Franklin Templeton VIP Founding Funds Allocation	1,396,728	743,940
American Funds - Asset Allocation	4,838,515	309,965
American Funds - Bond	1,043,247	343,781
American Funds - Growth	1,073,339	429,914
American Funds - Growth-Income	309,591	94,175
American Funds - International	1,555,896	332,838
GE Investments Total Return	759,815	305,359

89

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units

The changes in units outstanding were as follows:

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Asset Allocation - Conservative	2,870,857	191,086	3,061,943	2,021,188	164,234	2,185,422
TA Asset Allocation - Growth	450,251	(263,480)	186,771	389,939	(666,857)	(276,918)
TA Asset Allocation - Moderate	17,187,890	1,261,111	18,449,001	4,210,769	865,823	5,076,592
TA Asset Allocation - Moderate Growth	4,467,445	(1,580,154)	2,887,291	2,666,823	488,452	3,155,275
TA International Moderate Growth - SC	2,067,318	(376,611)	1,690,707	1,641,631	(183,667)	1,457,964
TA MFS International Equity	64,092	(50,756)	13,336	127,474	70,879	198,353
TA Clarion Global Real Estate Securities	167,644	1,331	168,975	73,536	113,008	186,544
TA Jennison Growth	484,875	212,796	697,671	196,043	2,390,451	2,586,494
TA JPMorgan Enhanced Index	5,987	(96,658)	(90,671)	74,576	(54,077)	20,499
TA BlackRock Large Cap Value	668,341	(233,954)	434,387	406,786	1,963,877	2,370,663
TA AEGON High Yield Bond	539,405	(57,855)	481,550	232,309	46,273	278,582
TA PIMCO Total Return	4,471,221	(72,958)	4,398,263	6,059,383	(592,461)	5,466,922
TA Morgan Stanley Capital Growth	29,919	(103,760)	(73,841)	16,640	(1,598)	15,042
TA Multi-Managed Balanced	280,712	11,328	292,040	512,734	504,421	1,017,155
TA AllianceBernstein Dynamic Allocation	2,664,487	500,799	3,165,286	1,022,150	27,079	1,049,229
TA WMC Diversified Growth	37,462	196,237	233,699	23,150	(317,979)	(294,829)
TA AEGON Money Market	13,601,367	(8,528,087)	5,073,280	3,691,889	(2,475,236)	1,216,653
TA Systematic Small/Mid Cap Value	438,821	(200,734)	238,087	381,544	(15,087)	366,457
TA AEGON U.S. Government Securities	21,161,001	(17,810,355)	3,350,646	16,595,310	(12,021,886)	4,573,424
TA AEGON U.S. Government Securities - PAM - SC	—	2,906,476	2,906,476	—	(930,427)	(930,427)
TA T. Rowe Price Small Cap	444,931	109,913	554,844	203,280	167,371	370,651
TA Morgan Stanley Active International Allocation	54,088	(91,311)	(37,223)	106,402	(101,184)	5,218
TA Multi Managed Large Cap Core	50,276	(70,918)	(20,642)	100,632	(27,744)	72,888
TA Morgan Stanley Mid-Cap Growth	355,134	817,080	1,172,214	151,970	59,590	211,560
TA Vanguard ETF Index - Balanced - SC	17,036,439	300,150	17,336,589	4,339,586	2,512,070	6,851,656
TA Vanguard ETF Index - Growth - SC	5,827,251	4,141,792	9,969,043	9,164,786	1,635,917	10,800,703
TA Efficient Markets - SC	1,427,839	1,187,737	2,615,576	648,392	512,056	1,160,448

90

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA BlackRock Global Allocation - SC	6,267,379	2,441,347	8,708,726	7,238,425	2,184,726	9,423,151
TA BlackRock Tactical Allocation - SC	2,574,670	275,570	2,850,240	2,167,194	785,041	2,952,235
TA ProFunds UltraBear - OAM - SC	—	10,838,168	10,838,168	—	300,219	300,219
TA Janus Balanced - SC	543,644	(132,252)	411,392	346,990	85,862	432,852
TA Hanlon Growth - SC	384,444	(270,216)	114,228	563,044	(47,441)	515,603
TA Hanlon Growth and Income - SC	386,547	(319,665)	66,882	571,209	46,521	617,730
TA Hanlon Balanced - SC	388,872	(357,546)	31,326	907,911	48,034	955,945
TA Hanlon Income - SC	547,642	(1,262,704)	(715,062)	2,486,879	75,781	2,562,660
TA Vanguard ETF Index - Conservative - SC	3,345,805	962,771	4,308,576	4,280,815	537,924	4,818,739
TA Vanguard ETF Index - Aggressive Growth - SC	1,070,679	(237,384)	833,295	1,036,860	57,806	1,094,666
TA JP Morgan Midcap Value - SC	304,702	463,322	768,024	73,392	(18,166)	55,226
TA AEGON Tactical Vanguard ETF - Growth - SC	220,343	1,405,183	1,625,526	—	—	—
TA AEGON Tactical Vanguard ETF - Balanced - SC	200,135	66,322	266,457	—	—	—
TA AEGON Tactical Vanguard ETF - Conservative - SC	1,038,372	1,534,755	2,573,127	—	—	—
TA PIMCO Real Return TIPS - SC	1,317,763	582,444	1,900,207	—	—	—
TA JPMorgan Core Bond - SC	501,872	409,069	910,941	—	—	—
TA JPMorgan Tactical Allocation - SC	1,193,444	33,656	1,227,100	—	—	—
Invesco V.I. Basic Value	140,967	(120,968)	19,999	129,536	(3,993)	125,543
Invesco V.I. Capital Appreciation	30,626	(14,132)	16,494	54,251	(887)	53,364
AllianceBernstein Growth & Income	69,960	(28,956)	41,004	243,825	168,283	412,108
AllianceBernstein Large Cap Growth	96,175	(25,933)	70,242	210,832	3,695	214,527
AllianceBernstein Balanced Wealth Strategy	466,245	16,850	483,095	435,384	279,628	715,012
Janus Aspen - Enterprise	49,139	(36,100)	13,039	47,781	14,064	61,845
Janus Aspen - Perkins Mid Cap Value	—	(38)	(38)	—	(37)	(37)
Janus Aspen - Worldwide	211,577	(82,600)	128,977	48,880	12,018	60,898
JPMorgan Insurance Trust Core Bond	117,268	(270,547)	(153,279)	603,430	(389)	603,041
JPMorgan Insurance Trust International Equity	287,151	(87,990)	199,161	147,303	(26,550)	120,753
JPMorgan Insurance Trust Mid Cap Value	—	(3)	(3)	—	(7,690)	(7,690)
JPMorgan Insurance Trust Small Cap Core	—	(64)	(64)	—	(60)	(60)

91

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

3. Change in Units (continued)

	Year ended December 31,
	2011			2010
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
JPMorgan Insurance Trust U.S. Equity	27,139	(22)	27,117	—	—	—
MFS® New Discovery	543,036	246,101	789,137	160,788	45,279	206,067
MFS® Total Return	373,735	(32,880)	340,855	165,067	149,751	314,818
MTB Managed Allocation Fund - Moderate Growth II	—	(8,596)	(8,596)	—	(13,680)	(13,680)
Fidelity VIP Contrafund®	531,999	(226,783)	305,216	589,290	208,775	798,065
Fidelity VIP Equity-Income	263,805	9,725	273,530	255,041	66,351	321,392
Fidelity VIP Growth	178,663	(46,641)	132,022	112,723	141,937	254,660
Fidelity VIP Growth Opportunities	—	(49)	(49)	—	(48)	(48)
Fidelity VIP Mid Cap	253,903	(103,444)	150,459	182,506	67,184	249,690
Fidelity VIP Value Strategies	323,034	(76,298)	246,736	172,376	34,364	206,740
Fidelity VIP Balanced	1,660,738	1,175,173	2,835,911	1,609,582	385,734	1,995,316
Franklin Income Securities	1,320,911	576,430	1,897,341	433,368	3,792	437,160
Mutual Shares Securities	211,343	(218,724)	(7,381)	332,775	(7,007)	325,768
Templeton Foreign Securities	337,089	83,163	420,252	480,526	70,718	551,244
Franklin Templeton VIP Founding Funds Allocation	489,140	(17,090)	472,050	1,137,792	205,439	1,343,231
American Funds - Asset Allocation	3,787,016	117,099	3,904,115	1,563,121	(133,733)	1,429,388
American Funds - Bond	389,520	246,786	636,306	570,649	109,724	680,373
American Funds - Growth	595,121	(54,536)	540,585	251,757	274,825	526,582
American Funds - Growth-Income	194,063	(3,190)	190,873	180,853	21,885	202,738
American Funds - International	764,938	528,674	1,293,612	137,431	64,615	202,046
GE Investments Total Return	310,184	114,242	424,426	198,322	24,928	223,250

92

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA Asset Allocation - Conservative
	12/31/2011	10,882,872	$1.46	to	$1.28	$15,887,587	2.59%	1.25%	to	1.95%	1.39%	to	0.40%
	12/31/2010	7,820,929	1.44	to	1.28	11,316,536	3.37	1.25	to	1.95	7.59	to	6.63
	12/31/2009	5,635,507	1.34	to	1.20	7,662,257	4.38	1.25	to	1.95	23.68	to	22.52
	12/31/2008	3,000,661	1.08	to	0.98	3,340,780	4.24	1.25	to	1.95	(22.16)	to	(22.91)
	12/31/2007	489,365	1.39	to	1.27	702,490	2.91	1.25	to	1.95	5.06	to	4.11
TA Asset Allocation - Growth
	12/31/2011	1,465,060	1.28	to	1.20	2,075,489	0.92	1.25	to	1.95	(6.58)	to	(7.50)
	12/31/2010	1,278,289	1.37	to	1.29	1,900,409	0.83	1.25	to	1.95	13.53	to	12.46
	12/31/2009	1,555,207	1.21	to	1.15	2,143,136	2.39	1.25	to	1.95	28.22	to	27.07
	12/31/2008	1,121,920	0.94	to	0.90	1,236,759	2.77	1.25	to	1.95	(40.38)	to	(40.91)
	12/31/2007	217,673	1.58	to	1.53	382,644	2.80	1.25	to	1.95	6.42	to	5.47
TA Asset Allocation - Moderate
	12/31/2011	38,140,154	1.45	to	1.30	57,083,724	2.33	1.25	to	1.95	(0.65)	to	(1.62)
	12/31/2010	19,691,153	1.46	to	1.32	29,544,478	2.98	1.25	to	1.95	9.01	to	8.03
	12/31/2009	14,614,561	1.34	to	1.22	20,294,138	4.39	1.25	to	1.95	24.84	to	23.78
	12/31/2008	8,982,453	1.07	to	0.99	9,928,084	3.60	1.25	to	1.95	(26.88)	to	(27.61)
	12/31/2007	4,661,071	1.47	to	1.37	6,977,025	2.76	1.25	to	1.95	6.62	to	5.66
TA Asset Allocation - Moderate Growth
	12/31/2011	30,020,026	1.39	to	1.27	43,629,489	1.88	1.25	to	1.95	(3.22)	to	(4.14)
	12/31/2010	27,132,735	1.44	to	1.33	40,726,484	2.09	1.25	to	1.95	11.34	to	10.26
	12/31/2009	23,977,460	1.29	to	1.21	32,487,882	3.37	1.25	to	1.95	26.58	to	25.43
	12/31/2008	17,220,353	1.02	to	0.96	18,349,552	3.16	1.25	to	1.95	(33.60)	to	(34.21)
	12/31/2007	11,852,291	1.54	to	1.46	19,101,015	2.44	1.25	to	1.95	6.47	to	5.49
TA International Moderate Growth - SC
	12/31/2011	7,157,265	0.88	to	0.85	6,271,298	1.87	1.30	to	1.95	(8.72)	to	(9.30)
	12/31/2010	5,466,558	0.97	to	0.94	5,254,978	2.56	1.30	to	1.95	8.83	to	8.13
	12/31/2009	4,008,594	0.89	to	0.87	3,543,289	2.48	1.30	to	1.95	27.67	to	26.86
	12/31/2008	2,864,087	0.69	to	0.68	1,983,629	2.56	1.30	to	1.95	(37.14)	to	(37.54)
	12/31/2007	788,852	1.11	to	1.09	871,679	1.29	1.30	to	1.95	7.09	to	6.41

93

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA MFS International Equity
	12/31/2011	262,491	$1.06	to	$1.33	$358,662	1.08%	1.25%	to	1.95%	(11.17)%	to	(11.93)%
	12/31/2010	249,155	1.20	to	1.51	396,461	1.68	1.25	to	1.95	9.13	to	8.20
	12/31/2009	50,802	1.10	to	1.39	71,714	2.22	1.25	to	1.95	31.05	to	29.71
	12/31/2008	10,591	0.84	to	1.07	10,283	5.53	1.25	to	1.95	(36.09)	to	(36.78)
	12/31/2007	80,536	1.31	to	1.70	146,200	0.85	1.25	to	1.95	7.80	to	6.78

TA Clarion Global Real Estate Securities
	12/31/2011	534,715	1.90	to	1.51	892,101	6.92	1.25	to	1.95	(6.90)	to	(7.80)
	12/31/2010	365,740	2.04	to	1.64	641,833	6.45	1.25	to	1.95	14.24	to	13.10
	12/31/2009	179,196	1.78	to	1.45	276,631	—	1.25	to	1.95	31.77	to	30.46
	12/31/2008	128,953	1.35	to	1.11	154,535	6.04	1.25	to	1.95	(43.09)	to	(43.60)
	12/31/2007	191,702	2.38	to	1.97	402,245	5.74	1.25	to	1.95	(7.86)	to	(8.70)

TA Jennison Growth
	12/31/2011	3,651,727	0.96	to	1.21	4,137,908	0.08	1.25	to	1.95	(1.85)	to	(2.67)
	12/31/2010	2,954,056	0.98	to	1.24	3,136,577	0.05	1.25	to	1.95	10.88	to	9.83
	12/31/2009	367,562	0.88	to	1.13	369,851	0.13	1.25	to	1.95	39.26	to	38.00
	12/31/2008	265,234	0.63	to	0.82	166,899	0.10	1.25	to	1.95	(37.79)	to	(38.32)
	12/31/2007	291,887	1.02	to	1.33	295,423	0.06	1.25	to	1.95	10.13	to	9.14

TA JPMorgan Enhanced Index
	12/31/2011	468,266	1.01	to	1.16	671,596	1.18	1.25	to	1.95	(0.50)	to	(1.44)
	12/31/2010	558,937	1.01	to	1.17	801,654	1.39	1.25	to	1.95	13.76	to	12.66
	12/31/2009	538,438	0.89	to	1.04	695,899	2.08	1.25	to	1.95	27.99	to	26.84
	12/31/2008	535,190	0.70	to	0.82	538,497	5.54	1.25	to	1.95	(38.13)	to	(38.72)
	12/31/2007	665,555	1.12	to	1.34	1,083,601	1.19	1.25	to	1.95	3.24	to	2.30

TA BlackRock Large Cap Value
	12/31/2011	4,346,491	1.33	to	1.30	6,418,096	1.59	1.25	to	1.95	1.47	to	0.50
	12/31/2010	3,912,104	1.31	to	1.30	5,631,493	0.87	1.25	to	1.95	9.08	to	8.05
	12/31/2009	1,541,441	1.20	to	1.20	2,048,610	0.73	1.25	to	1.95	12.58	to	11.54
	12/31/2008	230,583	1.07	to	1.08	278,008	1.00	1.25	to	1.95	(34.71)	to	(35.33)
	12/31/2007	358,228	1.64	to	1.67	638,951	0.98	1.25	to	1.95	3.34	to	2.34

TA AEGON High Yield Bond
	12/31/2011	1,054,895	1.71	to	1.42	1,626,743	7.72	1.25	to	1.95	3.48	to	2.54
	12/31/2010	573,345	1.65	to	1.38	857,342	15.01	1.25	to	1.95	11.05	to	10.02
	12/31/2009	294,763	1.48	to	1.26	406,864	8.61	1.25	to	1.95	45.42	to	44.05
	12/31/2008	200,945	1.02	to	0.87	195,205	9.25	1.25	to	1.95	(26.13)	to	(26.89)
	12/31/2007	230,469	1.38	to	1.19	303,858	8.90	1.25	to	1.95	0.59	to	(0.23)

94

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA PIMCO Total Return
	12/31/2011	12,140,762	$1.54	to	$1.33	$16,905,121	2.36%	1.25%	to	1.95%	4.96%	to	3.93%
	12/31/2010	7,742,499	1.47	to	1.28	10,309,989	5.56	1.25	to	1.95	5.87	to	4.89
	12/31/2009	2,275,577	1.39	to	1.22	2,916,598	7.24	1.25	to	1.95	14.60	to	13.54
	12/31/2008	698,427	1.21	to	1.07	808,624	6.16	1.25	to	1.95	(4.00)	to	(4.93)
	12/31/2007	599,987	1.26	to	1.13	735,021	2.52	1.25	to	1.95	7.60	to	6.71
TA Morgan Stanley Capital Growth
	12/31/2011	192,830	1.13	to	1.18	252,964	—	1.25	to	1.95	(6.97)	to	(7.78)
	12/31/2010	266,671	1.21	to	1.28	381,386	0.72	1.25	to	1.95	25.86	to	24.66
	12/31/2009	251,629	0.97	to	1.02	289,379	2.26	1.25	to	1.95	26.33	to	25.13
	12/31/2008	153,290	0.76	to	0.82	126,928	2.33	1.25	to	1.95	(37.15)	to	(37.76)
	12/31/2007	113,745	1.22	to	1.31	149,226	1.33	1.25	to	1.95	(0.22)	to	(1.17)
TA Multi-Managed Balanced
	12/31/2011	1,702,590	1.57	to	1.42	2,620,679	2.33	1.25	to	1.95	2.75	to	1.77
	12/31/2010	1,410,550	1.53	to	1.40	2,127,752	0.51	1.25	to	1.95	22.59	to	21.51
	12/31/2009	393,395	1.25	to	1.15	494,169	1.97	1.25	to	1.95	24.74	to	23.53
	12/31/2008	180,281	1.00	to	0.93	183,672	1.68	1.25	to	1.95	(33.24)	to	(33.87)
	12/31/2007	151,477	1.50	to	1.41	233,099	1.53	1.25	to	1.95	12.20	to	11.20
TA AllianceBernstein Dynamic Allocation
	12/31/2011	4,429,850	1.46	to	1.23	5,939,693	0.96	1.25	to	1.95	0.56	to	(0.28)
	12/31/2010	1,264,564	1.45	to	1.23	1,642,715	4.76	1.25	to	1.95	7.94	to	7.06
	12/31/2009	215,335	1.34	to	1.15	278,394	3.52	1.25	to	1.95	29.68	to	28.66
	12/31/2008	194,594	1.04	to	0.89	194,649	5.54	1.25	to	1.95	(37.66)	to	(38.21)
	12/31/2007	180,238	1.66	to	1.45	286,972	1.67	1.25	to	1.95	17.16	to	16.01
TA WMC Diversified Growth
	12/31/2011	4,286,965	1.06	to	1.18	3,804,768	0.37	1.25	to	1.95	(4.92)	to	(5.76)
	12/31/2010	4,053,266	1.12	to	1.25	3,517,441	0.54	1.25	to	1.95	16.36	to	15.24
	12/31/2009	4,348,095	0.96	to	1.09	3,238,000	0.94	1.25	to	1.95	27.60	to	26.43
	12/31/2008	4,586,615	0.75	to	0.86	2,682,104	0.22	1.25	to	1.95	(46.68)	to	(47.21)
	12/31/2007	5,696,723	1.41	to	1.63	6,258,166	0.02	1.25	to	1.95	14.84	to	13.81
TA AEGON Money Market
	12/31/2011	8,648,309	1.07	to	0.99	8,964,393	—	1.25	to	1.95	(1.22)	to	(1.90)
	12/31/2010	3,575,029	1.08	to	1.01	3,841,409	0.01	1.25	to	1.95	(1.23)	to	(1.91)
	12/31/2009	2,358,376	1.09	to	1.03	2,608,684	0.06	1.25	to	1.95	(1.10)	to	(1.90)
	12/31/2008	1,297,455	1.11	to	1.05	1,648,832	2.17	1.25	to	1.95	1.13	to	0.20
	12/31/2007	1,407,630	1.09	to	1.05	1,658,596	5.00	1.25	to	1.95	3.73	to	2.75

95

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA Systematic Small/Mid Cap Value
	12/31/2011	1,490,172	$2.09	to	$1.12	$4,555,527	0.13%	1.25%	to	1.95%	(3.86)%	to	(4.71)%
	12/31/2010	1,252,085	2.17	to	1.18	4,726,088	0.75	1.25	to	1.95	28.80	to	27.56
	12/31/2009	885,628	1.69	to	0.92	3,632,074	3.22	1.25	to	1.95	41.44	to	40.17
	12/31/2008	788,555	1.19	to	1.04	2,670,329	1.75	1.25	to	1.55	(41.60)	to	(34.13)
	12/31/2007	910,497	2.04	to	6.45	5,360,022	0.91	1.25	to	1.55	23.19	to	22.83
TA AEGON U.S. Government Securities
	12/31/2011	11,319,190	1.43	to	1.24	14,776,606	2.56	1.25	to	1.95	6.28	to	5.24
	12/31/2010	7,968,544	1.34	to	1.18	9,928,689	3.74	1.25	to	1.95	3.11	to	2.23
	12/31/2009	3,395,120	1.30	to	1.15	4,346,670	2.13	1.25	to	1.95	3.18	to	2.20
	12/31/2008	972,860	1.26	to	1.13	1,457,421	2.11	1.25	to	1.95	6.33	to	5.35
	12/31/2007	770,739	1.19	to	1.07	1,195,351	4.55	1.25	to	1.95	4.73	to	3.75
TA AEGON U.S. Government Securities - PAM - SC
	12/31/2011	4,270,010	1.29	to	1.22	5,452,399	3.60	1.30	to	1.95	5.91	to	5.24
	12/31/2010	1,363,534	1.22	to	1.16	1,650,465	3.42	1.30	to	1.95	2.89	to	2.23
	12/31/2009	2,293,961	1.18	to	1.13	2,691,530	2.20	1.30	to	1.95	2.86	to	2.20
	12/31/2008	2,542,880	1.15	to	1.11	2,902,377	1.88	1.30	to	1.95	6.03	to	5.36
	12/31/2007	58,171	1.08	to	1.05	62,635	39.66	1.30	to	1.95	4.48	to	3.75
TA T. Rowe Price Small Cap
	12/31/2011	1,134,030	1.44	to	1.43	1,869,740	—	1.25	to	1.95	0.44	to	(0.43)
	12/31/2010	579,186	1.44	to	1.44	891,555	—	1.25	to	1.95	32.77	to	31.50
	12/31/2009	208,535	1.08	to	1.09	219,354	—	1.25	to	1.95	36.99	to	35.68
	12/31/2008	197,709	0.79	to	0.80	142,002	1.50	1.25	to	1.95	(37.04)	to	(37.63)
	12/31/2007	208,269	1.25	to	1.29	242,404	—	1.25	to	1.95	8.25	to	7.17
TA Morgan Stanley Active International Allocation
	12/31/2011	844,026	1.09	to	1.24	1,302,026	1.37	1.25	to	1.95	(15.35)	to	(16.20)
	12/31/2010	881,249	1.29	to	1.48	1,617,760	1.99	1.25	to	1.95	7.14	to	6.13
	12/31/2009	876,031	1.20	to	1.40	1,517,541	0.15	1.25	to	1.95	24.33	to	23.27
	12/31/2008	973,483	0.97	to	1.13	1,361,863	5.07	1.25	to	1.95	(39.59)	to	(40.22)
	12/31/2007	1,115,771	1.60	to	1.90	2,590,984	2.66	1.25	to	1.95	14.17	to	13.06
TA Multi Managed Large Cap Core
	12/31/2011	854,017	1.26	to	1.27	2,368,923	0.70	1.25	to	1.95	(3.47)	to	(4.39)
	12/31/2010	874,659	1.30	to	1.33	2,647,456	0.67	1.25	to	1.95	17.70	to	16.60
	12/31/2009	801,771	1.11	to	1.14	2,185,084	0.81	1.25	to	1.95	43.62	to	42.31
	12/31/2008	728,643	0.77	to	0.80	1,495,618	3.89	1.25	to	1.95	(42.80)	to	(43.31)
	12/31/2007	785,923	1.35	to	1.42	2,846,154	0.91	1.25	to	1.95	7.89	to	6.85

96

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA Morgan Stanley Mid-Cap Growth
	12/31/2011		1,490,218	$1.02	to	$1.39	$2,254,219	0.22%	1.25%	to	1.95%	(7.86)%	to	(8.69)%
	12/31/2010		318,004	1.11	to	1.52	513,525	0.04	1.25	to	1.95	32.25	to	31.03
	12/31/2009		106,444	0.84	to	1.16	114,288	—	1.25	to	1.95	58.58	to	57.06
	12/31/2008		61,264	0.53	to	0.74	39,512	2.10	1.25	to	1.95	(46.96)	to	(47.47)
	12/31/2007		127,888	1.00	to	1.41	187,836	—	1.25	to	1.95	21.01	to	19.89
TA Vanguard ETF Index - Balanced - SC
	12/31/2011		30,287,722	1.03	to	1.01	31,182,620	1.17	1.30	to	1.95	0.17	to	(0.47)
	12/31/2010		12,951,133	1.03	to	1.01	13,312,936	1.14	1.30	to	1.95	9.27	to	8.57
	12/31/2009		6,099,477	0.94	to	0.93	5,738,099	0.33	1.30	to	1.95	15.03	to	14.30
	12/31/2008	(1)	82,692	0.82	to	0.82	67,615	—	1.30	to	1.95	(18.11)	to	(18.46)
TA Vanguard ETF Index - Growth - SC
	12/31/2011		31,325,688	0.96	to	0.93	29,913,378	1.53	1.30	to	1.95	(2.40)	to	(3.02)
	12/31/2010		21,356,645	0.98	to	0.96	20,911,628	1.34	1.30	to	1.95	11.55	to	10.84
	12/31/2009		10,555,942	0.88	to	0.87	9,268,433	0.42	1.30	to	1.95	21.60	to	20.82
	12/31/2008	(1)	738,893	0.72	to	0.72	533,402	—	1.30	to	1.95	(27.73)	to	(28.04)
TA Efficient Markets - SC
	12/31/2011		4,023,324	1.29	to	1.27	5,177,834	0.87	1.30	to	1.95	(3.44)	to	(4.06)
	12/31/2010		1,407,748	1.34	to	1.32	1,882,304	0.72	1.30	to	1.95	10.94	to	10.23
	12/31/2009		247,300	1.21	to	1.20	298,289	0.04	1.30	to	1.95	16.35	to	15.61
	12/31/2008	(1)	—	1.04	to	1.04	—	—	1.30	to	1.95	3.71	to	3.62
TA BlackRock Global Allocation - SC
	12/31/2011		20,862,771	1.24	to	1.22	25,756,219	0.69	1.40	to	2.05	(5.15)	to	(5.75)
	12/31/2010		12,154,045	1.30	to	1.29	15,829,768	0.48	1.40	to	2.05	8.26	to	7.57
	12/31/2009	(1)	2,730,894	1.20	to	1.20	3,289,370	—	1.40	to	2.05	20.48	to	19.96
TA BlackRock Tactical Allocation - SC
	12/31/2011		6,561,908	1.36	to	1.34	8,905,232	1.17	1.30	to	1.95	2.41	to	1.76
	12/31/2010		3,711,668	1.33	to	1.31	4,919,767	0.47	1.30	to	1.95	9.82	to	9.12
	12/31/2009	(1)	759,433	1.21	to	1.20	917,222	—	1.30	to	1.95	20.85	to	20.34
TA ProFunds UltraBear - OAM - SC
	12/31/2011		11,161,963	0.32	to	0.32	3,583,118	—	1.30	to	1.95	(20.98)	to	(21.48)
	12/31/2010		323,795	0.41	to	0.40	131,714	—	1.30	to	1.95	(27.70)	to	(28.17)
	12/31/2009	(1)	23,576	0.56	to	0.56	13,263	—	1.30	to	1.95	(43.69)	to	(43.93)
TA Janus Balanced - SC
	12/31/2011		853,932	0.88	to	0.87	753,326	0.15	1.30	to	1.95	(11.95)	to	(12.51)
	12/31/2010		442,540	1.00	to	1.00	443,567	0.19	1.30	to	1.95	1.78	to	1.13
	12/31/2009	(1)	9,688	0.99	to	0.99	9,552	—	1.30	to	1.95	(0.05)	to	(0.13)

97

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA Hanlon Growth - SC
	12/31/2011		629,831	$0.87	to	$0.86	$549,591	1.27%	1.30%	to	1.95%	(12.75)%	to	(13.30)%
	12/31/2010		515,603	1.00	to	0.99	515,971	1.37	1.30	to	1.95	(1.98)	to	(2.60)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.53	to	2.45
TA Hanlon Growth and Income - SC
	12/31/2011		684,612	0.90	to	0.89	616,903	1.38	1.30	to	1.95	(8.65)	to	(9.23)
	12/31/2010		617,730	0.99	to	0.98	609,807	0.87	1.30	to	1.95	(3.37)	to	(3.99)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.55	to	2.47
TA Hanlon Balanced - SC
	12/31/2011		987,271	0.93	to	0.92	913,995	1.21	1.30	to	1.95	(4.64)	to	(5.25)
	12/31/2010		955,945	0.97	to	0.97	929,035	0.50	1.30	to	1.95	(4.70)	to	(5.31)
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.28	to	2.20
TA Hanlon Income - SC
	12/31/2011		1,850,089	1.01	to	0.99	1,861,649	1.42	1.30	to	1.95	1.61	to	0.96
	12/31/2010		2,565,151	0.99	to	0.99	2,543,165	0.26	1.30	to	1.95	(1.17)	to	(1.80)
	12/31/2009	(1)	2,491	1.00	to	1.00	2,500	—	1.30	to	1.95	0.40	to	0.32
TA Vanguard ETF Index - Conservative - SC
	12/31/2011		9,127,315	1.10	to	1.08	10,015,296	0.71	1.30	to	1.95	1.85	to	1.21
	12/31/2010		4,818,739	1.08	to	1.07	5,194,026	0.03	1.30	to	1.95	8.02	to	7.33
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.30	to	1.95	(0.15)	to	(0.22)
TA Vanguard ETF Index - Aggressive Growth—SC
	12/31/2011		1,927,961	1.10	to	1.08	2,113,777	0.76	1.30	to	1.95	(5.15)	to	(5.75)
	12/31/2010		1,094,666	1.16	to	1.15	1,265,842	0.07	1.30	to	1.95	12.94	to	12.22
	12/31/2009	(1)	—	1.02	to	1.02	—	—	1.30	to	1.95	2.45	to	2.37
TA JP Morgan Midcap Value - SC
	12/31/2011		825,192	1.25	to	1.24	1,032,626	0.84	1.30	to	1.95	0.43	to	(0.21)
	12/31/2010		57,168	1.25	to	1.24	71,345	2.50	1.30	to	1.95	21.25	to	20.47
	12/31/2009	(1)	1,942	1.03	to	1.03	2,000	—	1.30	to	1.95	4.54	to	4.46
TA AEGON Tactical Vanguard ETF - Growth - SC
	12/31/2011	(1)	1,625,526	0.92	to	0.92	1,496,161	—	1.30	to	1.95	(7.89)	to	(8.28)
TA AEGON Tactical Vanguard ETF - Balanced - SC
	12/31/2011	(1)	266,457	0.96	to	0.96	256,151	—	1.30	to	1.95	(3.83)	to	(4.24)
TA AEGON Tactical Vanguard ETF - Conservative - SC
	12/31/2011	(1)	2,573,127	0.98	to	0.98	2,524,388	—	1.30	to	1.95	(1.84)	to	(2.26)

98

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
TA PIMCO Real Return TIPS - SC
	12/31/2011	(1)	1,900,207	$1.07	to	$1.06	$2,028,628	—%	1.30%	to	1.95%	6.78%	to	6.33%
TA JPMorgan Core Bond - SC
	12/31/2011	(1)	910,941	1.05	to	1.04	951,625	3.38	1.30	to	1.95	4.53	to	4.09
TA JPMorgan Tactical Allocation - SC
	12/31/2011	(1)	1,227,100	1.00	to	0.99	1,222,307	0.78	1.30	to	1.95	(0.36)	to	(0.78)
Invesco V.I. Basic Value
	12/31/2011		261,264	0.89	to	0.90	261,217	0.66	1.25	to	1.95	(4.59)	to	(5.24)
	12/31/2010		241,265	0.93	to	0.95	248,295	0.41	1.25	to	1.95	5.62	to	4.90
	12/31/2009		115,722	0.88	to	0.90	113,810	3.44	1.25	to	1.95	45.92	to	44.91
	12/31/2008		5,977	0.60	to	0.62	3,602	0.49	1.25	to	1.95	(52.50)	to	(52.83)
	12/31/2007		3,203	1.27	to	1.32	7,495	—	1.25	to	1.95	0.11	to	(0.59)
Invesco V.I. Capital Appreciation
	12/31/2011		86,952	0.92	to	0.88	84,754	—	1.25	to	1.95	(9.25)	to	(9.87)
	12/31/2010		70,458	1.01	to	0.98	74,037	0.71	1.25	to	1.95	13.78	to	13.00
	12/31/2009		17,094	0.89	to	0.87	15,471	0.51	1.25	to	1.95	19.23	to	18.41
	12/31/2008		6,841	0.75	to	0.73	5,064	—	1.25	to	1.95	(43.34)	to	(43.73)
	12/31/2007		—	1.32	to	1.30	—	—	1.25	to	1.95	10.35	to	9.58
AllianceBernstein Growth & Income
	12/31/2011		577,968	1.02	to	1.11	679,513	1.04	1.25	to	1.95	4.76	to	4.05
	12/31/2010		536,964	0.98	to	1.07	607,614	—	1.25	to	1.95	11.41	to	10.64
	12/31/2009		124,856	0.88	to	0.97	116,856	3.49	1.25	to	1.95	18.86	to	18.05
	12/31/2008		79,098	0.74	to	0.82	59,261	1.90	1.25	to	1.95	(41.43)	to	(41.83)
	12/31/2007		153,374	1.26	to	1.41	208,968	—	1.25	to	1.95	3.56	to	2.84
AllianceBernstein Large Cap Growth
	12/31/2011		328,875	0.79	to	1.06	352,446	0.09	1.25	to	1.95	(4.94)	to	(5.59)
	12/31/2010		258,633	0.83	to	1.13	293,322	0.23	1.25	to	1.95	8.48	to	7.73
	12/31/2009		44,106	0.77	to	1.05	45,968	—	1.25	to	1.95	35.41	to	34.48
	12/31/2008		51,955	0.57	to	0.78	36,252	—	1.25	to	1.95	(40.57)	to	(40.98)
	12/31/2007		52,745	0.95	to	1.32	61,928	—	1.25	to	1.95	12.20	to	11.43
AllianceBernstein Balanced Wealth Strategy
	12/31/2011		1,362,750	1.29	to	1.26	1,751,059	2.04	1.50	to	2.15	(4.49)	to	(5.09)
	12/31/2010		879,655	1.35	to	1.33	1,184,515	2.10	1.50	to	2.15	8.67	to	7.98
	12/31/2009		164,643	1.24	to	1.23	204,236	0.81	1.50	to	2.15	22.61	to	21.83
	12/31/2008	(1)	—	1.01	to	1.01	—	—	1.50	to	2.15	1.33	to	1.24

99

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Janus Aspen - Enterprise
	12/31/2011		109,103	$1.23	to	$1.64	$199,082	—%	1.25%	to	1.95%	(2.86)%	to	(3.53)%
	12/31/2010		96,064	1.26	to	1.70	174,424	—	1.25	to	1.95	23.97	to	23.12
	12/31/2009		34,219	1.02	to	1.38	47,251	—	1.25	to	1.95	42.66	to	41.68
	12/31/2008		11,765	0.71	to	0.97	6,722	0.09	1.25	to	1.95	(44.55)	to	(44.94)
	12/31/2007		9,776	1.29	to	1.77	7,609	0.07	1.25	to	1.95	20.23	to	19.40
Janus Aspen - Perkins Mid Cap Value
	12/31/2011		1,184	1.48	to	1.43	1,724	0.61	1.25	to	1.55	(4.18)	to	(4.46)
	12/31/2010		1,222	1.55	to	1.50	1,859	0.54	1.25	to	1.55	13.94	to	13.60
	12/31/2009		1,259	1.36	to	1.32	1,684	0.24	1.25	to	1.55	31.28	to	30.89
	12/31/2008		6,325	1.04	to	1.01	6,510	0.42	1.25	to	1.55	(28.79)	to	(29.00)
	12/31/2007		2,699	1.45	to	1.42	9,268	4.73	1.25	to	1.55	5.84	to	5.53
Janus Aspen - Worldwide
	12/31/2011		328,483	0.73	to	0.97	307,842	0.59	1.25	to	1.95	(15.05)	to	(15.63)
	12/31/2010		199,506	0.86	to	1.15	212,725	0.49	1.25	to	1.95	14.09	to	13.31
	12/31/2009		138,608	0.75	to	1.01	117,763	1.30	1.25	to	1.95	35.71	to	34.77
	12/31/2008		81,933	0.55	to	0.75	45,938	0.97	1.25	to	1.95	(45.49)	to	(45.87)
	12/31/2007		155,941	1.02	to	1.39	139,225	0.60	1.25	to	1.95	8.01	to	7.26
JPMorgan Insurance Trust Core Bond
	12/31/2011		747,681	1.21	to	1.18	897,273	6.51	1.25	to	1.95	6.13	to	5.41
	12/31/2010		900,960	1.14	to	1.12	1,020,731	3.21	1.25	to	1.95	7.89	to	7.15
	12/31/2009	(1)	297,919	1.05	to	1.05	313,734	—	1.25	to	1.95	5.38	to	4.88
JPMorgan Insurance Trust International Equity
	12/31/2011		391,701	1.31	to	1.29	513,063	1.65	1.25	to	1.95	(12.54)	to	(13.14)
	12/31/2010		192,540	1.50	to	1.49	288,899	0.25	1.25	to	1.95	5.84	to	5.11
	12/31/2009	(1)	71,787	1.42	to	1.41	101,846	1.81	1.25	to	1.95	42.02	to	41.36
JPMorgan Insurance Trust Mid Cap Value
	12/31/2011		52,148	1.62	to	1.59	84,277	1.29	1.25	to	1.95	0.90	to	0.21
	12/31/2010		52,151	1.60	to	1.58	83,561	1.13	1.25	to	1.95	21.93	to	21.09
	12/31/2009	(1)	59,841	1.31	to	1.31	78,654	—	1.25	to	1.95	31.49	to	30.87
JPMorgan Insurance Trust Small Cap Core
	12/31/2011		7,135	1.56	to	1.53	11,112	0.13	1.25	to	1.95	(5.94)	to	(6.59)
	12/31/2010		7,199	1.66	to	1.64	11,935	—	1.25	to	1.95	25.56	to	24.70
	12/31/2009	(1)	7,259	1.32	to	1.32	9,598	0.27	1.25	to	1.95	32.36	to	31.74
JPMorgan Insurance Trust U.S. Equity
	12/31/2011		27,117	1.47	to	1.44	39,817	—	1.25	to	1.95	(3.08)	to	(3.74)
	12/31/2010		—	1.52	to	1.50	—	—	1.25	to	1.95	12.17	to	11.41
	12/31/2009	(1)	—	1.35	to	1.35	—	—	1.25	to	1.95	35.27	to	34.63

100

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
MFS® New Discovery
	12/31/2011	1,110,984	$1.38	to	$1.30	$1,678,026	—%	1.25%	to	1.95%	(11.60)%	to	(12.20)%
	12/31/2010	321,847	1.56	to	1.48	587,812	—	1.25	to	1.95	34.26	to	33.34
	12/31/2009	115,780	1.16	to	1.11	160,779	—	1.25	to	1.95	60.91	to	59.81
	12/31/2008	9,097	0.72	to	0.70	6,734	—	1.25	to	1.95	(40.27)	to	(40.68)
	12/31/2007	8,218	1.21	to	1.17	10,070	—	1.25	to	1.95	0.98	to	0.28
MFS® Total Return
	12/31/2011	1,123,554	1.28	to	1.20	1,455,797	2.45	1.25	to	1.95	0.33	to	(0.35)
	12/31/2010	782,699	1.28	to	1.21	1,011,608	2.26	1.25	to	1.95	8.28	to	7.54
	12/31/2009	467,881	1.18	to	1.12	556,572	1.82	1.25	to	1.95	16.27	to	15.47
	12/31/2008	166,051	1.02	to	0.97	170,658	3.06	1.25	to	1.95	(23.28)	to	(23.81)
	12/31/2007	265,850	1.32	to	1.28	352,782	2.73	1.25	to	1.95	2.65	to	1.94
MTB Managed Allocation Fund - Moderate Growth II
	12/31/2011	459,086	1.10	to	1.04	502,049	1.69	1.30	to	1.95	(6.72)	to	(7.31)
	12/31/2010	467,682	1.17	to	1.13	548,408	0.71	1.30	to	1.95	9.14	to	8.44
	12/31/2009	481,362	1.08	to	1.04	517,248	0.01	1.30	to	1.95	24.01	to	23.22
	12/31/2008	493,545	0.87	to	0.84	427,750	2.71	1.30	to	1.95	(29.99)	to	(30.44)
	12/31/2007	158,376	1.24	to	1.21	195,999	2.14	1.30	to	1.95	5.51	to	4.84
Fidelity VIP Contrafund®
	12/31/2011	1,924,317	1.50	to	1.38	2,997,055	0.84	1.25	to	1.95	(3.98)	to	(4.64)
	12/31/2010	1,619,101	1.56	to	1.44	2,626,359	1.37	1.25	to	1.95	15.48	to	14.69
	12/31/2009	821,036	1.35	to	1.26	1,127,978	1.43	1.25	to	1.95	33.80	to	32.88
	12/31/2008	630,735	1.01	to	0.95	626,931	0.66	1.25	to	1.95	(43.40)	to	(43.79)
	12/31/2007	717,338	1.79	to	1.68	1,362,243	0.76	1.25	to	1.95	15.85	to	15.05
Fidelity VIP Equity-Income
	12/31/2011	731,339	1.09	to	1.13	884,605	2.92	1.25	to	1.95	(0.58)	to	(1.27)
	12/31/2010	457,809	1.10	to	1.14	560,673	2.49	1.25	to	1.95	13.50	to	12.72
	12/31/2009	136,417	0.97	to	1.01	145,919	2.19	1.25	to	1.95	28.28	to	27.40
	12/31/2008	130,581	0.76	to	0.80	107,322	1.32	1.25	to	1.95	(43.52)	to	(43.91)
	12/31/2007	272,729	1.34	to	1.42	397,614	1.71	1.25	to	1.95	0.01	to	(0.68)
Fidelity VIP Growth
	12/31/2011	489,696	0.87	to	1.07	598,521	0.13	1.25	to	1.95	(1.27)	to	(1.94)
	12/31/2010	357,674	0.88	to	1.09	436,226	0.07	1.25	to	1.95	22.33	to	21.50
	12/31/2009	103,014	0.72	to	0.90	86,092	0.37	1.25	to	1.95	26.38	to	25.52
	12/31/2008	48,711	0.57	to	0.72	29,307	0.16	1.25	to	1.95	(47.96)	to	(48.32)
	12/31/2007	145,342	1.09	to	1.39	182,277	0.40	1.25	to	1.95	25.09	to	24.22

101

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Fidelity VIP Growth Opportunities
	12/31/2011		1,513	$1.00	to	$0.76	$1,170	—%	1.25%	to	1.55%	0.71%	to	0.42%
	12/31/2010		1,562	1.00	to	0.76	1,201	—	1.25	to	1.55	21.95	to	21.59
	12/31/2009		1,610	0.82	to	0.62	1,016	0.10	1.25	to	1.55	43.67	to	43.24
	12/31/2008		17,178	0.57	to	0.43	7,562	0.08	1.25	to	1.55	(55.69)	to	(55.83)
	12/31/2007		38,737	1.28	to	0.98	38,422	—	1.25	to	1.55	21.38	to	21.02
Fidelity VIP Mid Cap
	12/31/2011		942,662	2.09	to	1.69	1,967,885	0.02	1.25	to	1.95	(11.95)	to	(12.56)
	12/31/2010		792,203	2.37	to	1.93	1,903,170	0.15	1.25	to	1.95	26.99	to	26.11
	12/31/2009		542,513	1.87	to	1.53	1,033,824	0.47	1.25	to	1.95	38.03	to	37.08
	12/31/2008		578,726	1.35	to	1.12	799,536	0.23	1.25	to	1.95	(40.36)	to	(40.77)
	12/31/2007		744,973	2.27	to	1.89	1,846,571	0.48	1.25	to	1.95	13.91	to	13.12
Fidelity VIP Value Strategies
	12/31/2011		587,436	1.32	to	1.09	859,859	0.93	1.25	to	1.95	(10.16)	to	(10.78)
	12/31/2010		340,700	1.47	to	1.22	553,854	0.47	1.25	to	1.95	24.78	to	23.92
	12/31/2009		133,960	1.18	to	0.99	174,255	0.47	1.25	to	1.95	55.21	to	54.15
	12/31/2008		84,551	0.76	to	0.64	67,593	0.53	1.25	to	1.95	(51.89)	to	(52.22)
	12/31/2007		96,182	1.58	to	1.34	157,500	0.60	1.25	to	1.95	4.13	to	3.41
Fidelity VIP Balanced
	12/31/2011		6,395,357	1.00	to	0.98	6,396,825	1.81	1.30	to	1.95	(5.06)	to	(5.66)
	12/31/2010		3,559,446	1.06	to	1.04	3,757,584	2.11	1.30	to	1.95	16.25	to	15.51
	12/31/2009		1,564,130	0.91	to	0.90	1,421,466	3.02	1.30	to	1.95	36.55	to	35.68
	12/31/2008	(1)	206,873	0.67	to	0.66	137,673	5.79	1.30	to	1.95	(33.35)	to	(33.64)
Franklin Income Securities
	12/31/2011		3,075,126	1.02	to	0.98	3,107,202	4.79	1.25	to	1.95	1.12	to	0.43
	12/31/2010		1,177,785	1.01	to	0.98	1,178,207	5.85	1.25	to	1.95	11.28	to	10.52
	12/31/2009		740,625	0.90	to	0.89	667,801	7.03	1.25	to	1.95	33.92	to	33.00
	12/31/2008		436,635	0.67	to	0.67	294,375	5.36	1.25	to	1.95	(30.53)	to	(31.01)
	12/31/2007	(1)	348,869	0.97	to	0.97	338,761	—	1.25	to	1.95	(2.86)	to	(3.31)
Mutual Shares Securities
	12/31/2011		753,174	0.80	to	0.78	598,694	2.31	1.25	to	1.95	(2.26)	to	(2.93)
	12/31/2010		760,555	0.82	to	0.80	620,014	1.67	1.25	to	1.95	9.82	to	9.07
	12/31/2009		434,787	0.75	to	0.73	323,964	1.96	1.25	to	1.95	24.49	to	23.64
	12/31/2008		301,966	0.60	to	0.59	180,914	3.14	1.25	to	1.95	(37.89)	to	(38.32)
	12/31/2007	(1)	263,371	0.97	to	0.96	254,172	—	1.25	to	1.95	(3.46)	to	(3.90)

102

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

Subaccount	Year Ended		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio Lowest to Highest **			Total Return Corresponding to Lowest to Highest Expense Ratio***
Templeton Foreign Securities
	12/31/2011		1,377,504	$0.81	to	$0.78	$1,102,071	1.73%	1.25%	to	1.95%	(11.74)%	to	(12.34)%
	12/31/2010		957,252	0.91	to	0.89	868,865	1.66	1.25	to	1.95	7.07	to	6.33
	12/31/2009		406,008	0.85	to	0.84	345,155	1.96	1.25	to	1.95	35.35	to	34.42
	12/31/2008		130,657	0.63	to	0.62	82,263	2.48	1.25	to	1.95	(41.12)	to	(41.52)
	12/31/2007	(1)	61,088	1.07	to	1.07	65,351	—	1.25	to	1.95	7.01	to	6.52
Franklin Templeton VIP Founding Funds Allocation
	12/31/2011		2,237,443	1.34	to	1.31	2,979,796	0.02	1.45	to	2.10	(3.07)	to	(3.69)
	12/31/2010		1,765,393	1.38	to	1.36	2,428,318	3.00	1.45	to	2.10	8.66	to	7.97
	12/31/2009		422,162	1.27	to	1.26	535,756	6.12	1.45	to	2.10	28.21	to	27.39
	12/31/2008	(1)	—	0.99	to	0.99	—	—	1.45	to	2.10	(0.94)	to	(1.03)
American Funds - Asset Allocation
	12/31/2011		5,343,357	1.11	to	1.10	5,944,168	2.50	1.60	to	2.25	(0.30)	to	(0.93)
	12/31/2010		1,439,242	1.12	to	1.11	1,606,563	3.53	1.60	to	2.25	10.73	to	10.03
	12/31/2009	(1)	9,854	1.01	to	1.01	9,937	—	1.60	to	2.25	1.88	to	1.81
American Funds - Bond
	12/31/2011		1,326,655	1.09	to	1.07	1,440,522	3.76	1.60	to	2.25	4.44	to	3.78
	12/31/2010		690,349	1.04	to	1.03	718,204	5.64	1.60	to	2.25	4.77	to	4.10
	12/31/2009	(1)	9,976	0.99	to	0.99	9,917	—	1.60	to	2.25	(0.68)	to	(0.75)
American Funds - Growth
	12/31/2011		1,077,093	1.10	to	1.09	1,186,451	0.75	1.60	to	2.25	(5.78)	to	(6.38)
	12/31/2010		536,508	1.17	to	1.16	627,419	1.49	1.60	to	2.25	16.81	to	16.07
	12/31/2009	(1)	9,926	1.00	to	1.00	9,958	—	1.60	to	2.25	1.70	to	1.62
American Funds - Growth-Income
	12/31/2011		404,149	1.07	to	1.05	431,298	1.81	1.60	to	2.25	(3.37)	to	(3.99)
	12/31/2010		213,276	1.11	to	1.10	235,654	2.91	1.60	to	2.25	9.67	to	8.98
	12/31/2009	(1)	10,538	1.01	to	1.01	10,629	0.23	1.60	to	2.25	2.21	to	2.14
American Funds - International
	12/31/2011		1,505,903	0.88	to	0.86	1,318,046	3.51	1.60	to	2.25	(15.32)	to	(15.86)
	12/31/2010		212,291	1.04	to	1.03	219,609	4.43	1.60	to	2.25	5.55	to	4.88
	12/31/2009	(1)	10,245	0.98	to	0.98	10,048	—	1.60	to	2.25	(0.22)	to	(0.29)
GE Investments Total Return
	12/31/2011		647,676	1.03	to	1.02	667,123	2.15	1.50	to	2.15	(4.53)	to	(5.13)
	12/31/2010		223,250	1.08	to	1.07	240,689	2.58	1.50	to	2.15	7.75	to	7.06
	12/31/2009	(1)	—	1.00	to	1.00	—	—	1.50	to	2.15	1.54	to	1.46

103

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

4. Financial Highlights (continued)

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.
***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

There are subaccounts that have total returns outside of the range indicated above. Following is the list of the subaccounts and their corresponding total returns.

Subaccount	2009 Total Return Range
TA Vanguard ETF Index - Balanced - SC	0.41% to 15.03%
TA Vanguard ETF Index - Growth - SC	1.03% to 21.60%
TA BlackRock Tactical Allocation - SC	0.94% to 20.85%

104

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

5. Administrative and Mortality and Expense Risk Charges

TFLIC deducts a daily administrative charge equal to an annual rate of .15% of the contract owner’s account for administrative expenses. TFLIC also deducts an annual charge, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 1.80% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the Separate Account. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Subaccount	Additional Fund Facilitation Fee Assessed
TA BlackRock Global Allocation - SC	0.10%
AllianceBernstein Balanced Wealth Strategy	0.20%
Franklin Templeton VIP Founding Funds Allocation	0.15%
American Funds - Asset Allocation	0.30%
American Funds - Bond	0.30%
American Funds - Growth	0.30%
American Funds - Growth-Income	0.30%
American Funds - International	0.30%
GE Investments Total Return	0.20%

6. Income Taxes

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7. Dividend Distributions

Dividends are not declared by the Separate Account, since the increase in the value of the underlying investment in the Mutual Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Separate Account. Consequently, a dividend distribution by the Mutual Funds does not change either the accumulation unit price or equity values within the Separate Account.

105

Transamerica Financial Life Insurance Company

Separate Account VA BNY

Notes to Financial Statements

December 31, 2011

8. Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC 820) defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

9. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition or disclosure in the financial statements.

106

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits:

	(1)	(a	)	Resolution of the Board of Directors of AUSA Life Insurance Company, Inc. authorizing establishment of the Separate Account. Note 2.

	(2)			Not Applicable.

	(3)	(a	)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AEGON USA Securities, Inc. Note 1.

	(3)	(a	) (1)	Principal Underwriting Agreement by and between AUSA Life Insurance Company, Inc. on its own behalf and on the behalf of the Separate Account, and AFSG Securities Corporation. Note 7.

		(a	) (2)	Form of Amendment to Principal Underwriting Agreement by and between AFSG Securities Corporation and AUSA Life Insurance Company, Inc. Note 14.

		(a	) (3)	Form of Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(a	) (4)	Amended and Restated Principal Underwriting Agreement. Note 39.

		(a	) (5)	Amendment No. 2 and Novation to the Amended and Restated Principal Underwriting Agreement. Note 29.

		(b	)	Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer. Note 7.

	(3)	(b	)(1)	Form of Life Insurance Company Product Sales Agreement. Note 31.

	(4)	(a	)	Form of Policy for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Policy Endorsement. (Dollar Cost Averaging) Note 4.

		(c	)	Form of Policy Endorsement. (Annuity Commencement Date, Service Charge) Note 4.

		(d	)	Form of Policy for the Endeavor Variable Annuity. Note 5.

		(e	)	Form of Policy for Separate Account VA BNY, Note 15.

		(f	)	Form of Rider (Premium Enhancement). Note 16

		(g	)	Form of Rider (Liquidity). Note 20.

		(h	)	Form of Rider (Living Benefit). Note 20.

		(i	)	Form of Rider (5 for Life). Note 24.

		(j	)	Form of Rider (5 for Life-Growth-without Death Benefit) Note 25.

		(k	)	Form of Rider (5 for Life-Growth-with Death Benefit) Note 25.

		(l	)	Form of Rider (Income Select for Life). Note 27.

		(m	)	Form of Rider - Retirement Income Choice (Income/Death-Single). Note 30.

		(n	)	Form of Rider - Retirement Income Choice (Income - Single). Note 30.

		(o	)	Form of Rider - (Retirement Income Choice with Double Initial Withdrawal Base Benefit) Note 35.

		(p	)	Form of Policy Endorsement (Fund Facilitation Fee) Note 35.

		(q	)	Form of Policy Rider (Retirement Income Choice 1.2). Note 36

		(r	)	Form of Policy Rider (Retirement Income Choice 1.4). Note 37

		(s	)	Form of Policy Rider (Income Link). Note 41.

		(t	)	Form of Policy Rider (Retirement Income Max). Note 44.

	(5)	(a	)	Form of Application for the Endeavor Variable Annuity. Note 2.

		(b	)	Form of Application for the Endeavor Variable Annuity. Note 4.

		(c	)	Form of Application for the Endeavor Variable Annuity. Note 5.

	(5)	(d	)	Form of Application for the Separate Account VA BNY, Note 13.

	(5)	(e	)	Form of Application for the Separate Account VA BNY. Note 15.

		(f	)	Form of Application for the Separate Account VA BNY, Note 16.

		(g	)	Form of application for the Separate Account VA BNY Note 18.

		(h	)	Form of Application for the Separate Account VA BNY Note 37.

	(6)	(a	)	Articles of Incorporation of AUSA Life Insurance Company, Inc. Note 1.

		(a	) (1)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 48.

		(a	) (2)	Articles of Incorporation of Transamerica Financial Life Insurance Company. Note 49.

	(b	)	ByLaws of AUSA Life Insurance Company, Inc. Note 1.

	(b	) (1)	ByLaws of Transamerica Financial Life Insurance Company. Note 48.

	(b	) (2)	ByLaws of Transamerica Financial Life Insurance Company. Note 49.

(7)			Reinsurance Agreement (SWISS Re). Note 36.

(8)	(a	)	Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust and Addendum thereto Note 2.

	(b	)	Participation Agreement with WRL Series Fund, Inc. and Addendum thereto. Note 2.

(1) Amendment No. 12 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 11.

(8)	(b	) (2)	Amendment No. 15 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., and Peoples Benefit Life Insurance Company. Note 12

(8)	(b	) (3)	Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Compapny. Note 13.

	(b	) (4)	Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 19.

	(b	) (5)	Amendment No. 31 to Participation Agreement (AEGON/Transamerica). Note 22.

	(b	) (6)	Amendment No. 32 to Participation Agreement (AEGON/Transamerica). Note 24.

(8)	(b	)(7)	Amendment No. 36 to Participation Agreement (TST). Note 33.

(8)	(b	) (8)	Amendment No. 38 to Participation Agreement (TST). Note 35

(8)	(b	) (9)	Amendment No. 40 to Participation Agreement (TST). Note 36.

(8)	(b	) (10)	Amendment No. 41 to Participation Agreement (TST). Note 38.

(8)	(b	) (11)	Amendment No. 42 to Participation Agreement (TST). Note 40.

(8)	(b	) (12)	Amendment No. 43 to Participation Agreement (TST). Note 42.

	(b	) (13)	Amendment No. 44 to Participation Agreement (TST). Note 44.

	(b	) (14)	Amendment No. 45 to Participation Agreement (TST). Note 45.

	(c	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 4.

	(d	)	Amendment to Participation Agreement by and between AUSA Life Insurance Company, Inc., and Endeavor Series Trust. Note 5.

(8)	(d	) (1)	Amendment to Schedule A of the Participation Agreement by and between AUSA Life Insurance Company, Inc. and Endeavor Series Trust. Note 12

	(d	) (2)	Form of Termination of Participation Agreement among Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, on their own behalf and on behalf of their separate accounts, Endeavor Series Trust and Endeavor Management Co. Note 14.

(8)	(e	)	Form of Participation Agreement (Transamerica). Note 13

(8)	(e	) (1)	Form of Addendum to Participation Agreement (Transamerica) Note 13.

(8)	(f	)	Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(f	) (2)	Amendment No. 8 to Participation Agreement (Fidelity VIP I). Note 46.

(8)	(g	)	Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(g	) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund II, Fidelity

Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.
(8)	(g) (2)	Amendment No. 9 to Participation Agreement (Fidelity VIP II). Note 46.

(8)	(h)	Participation Agreement by and between Janus Aspen Series and AUSA Life Insurance Company, Inc. Note 12.

	(h) (2)	Amendment No. 4 to Fund Participation Agreement (Janus Aspen Series). Note 48.

(8)	(i)	Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (1)	Amendment No. 1 to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life Insurance Company, Inc. Note 13.

(8)	(i) (2)	Amendment No. 7 to Participation Agreement (Fidelity VIP III). Note 46.

(8)	(j)	Form of Participation Agreement by and among AUSA Life Insurance Company, Inc., AFSG Securities Corporation, Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. Note 13.

(8)	(j) (1)	Amendment to Participation Agreement (Alliance Bernstein). Note 35

	(j) (2)	Amendment to Participation Agreement (Alliance Bernstein). Note 46.

(8)	(k)	Form of Participation Agreement by and among AIM Variable Insurance Funds, Inc., AUSA Life Insurance Company, Inc. on behalf of itself and its separate accounts, and AFSG Securities Corporation Note 14.

	(k) (1)	Amendment to Participation Agreement among AIM Variable Insurance Funds, Inc., Transamerica Financial Life Insurance Company, and AFSG Securities Corporation. Note 29.

8	(k) (2)	Amendment to Participation Agreement (AIM/INVESCO). Note 41.

	(k) (3)	Amendment No. 7 to Participation Agreement (AIM/INVESCO). Note 47.

(8)	(l)	Form of Participation Agreement among MFS Variable Insurance Trust, AUSA Life Insurance Company, Inc. and Massachusetts Financial Services Company. Note 14.

(8)	(m)	Fund Participation Agreement (JP Morgan). Note 24.

(8)	(m) (1)	Amendment to Fund Participation Agreement. Note 33.

(8)	(m) (2)	Amendment to Supplemental Payment Agreement (JP Morgan). Note 36.

(8)	(m) (3)	Amendment No. 7 to Participation Agreement (JP Morgan). Note 47.

(8)	(n)	Fund Participation Agreement (MTB). Note 24.

(8)	(n) (1)	Amendment No. 1 to Participation Agreement (MTB). Note 24.

(8)	(o)	Participation Agreement among Franklin/Templeton Distributors, Inc. and Transamerica Financial Life Insurance Company. Note 28.

(8)	(o) (1)	Form of Notice to Participation Agreement (Franklin). Note 35

(8)	(o) (2)	Amendment No. 1 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (3)	Amendment No. 2 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (4)	Amendment No. 3 to Participation Agreement (Franklin-Templeton). Note 40.

(8)	(o) (5)	Amendment No. 7 to Participation Agreement (Franklin-Templeton) Note 43.

(8)	(o) (6)	Amendment No. 8 to Participation Agreement (Franklin-Templeton). Note 50.

(8)	(o) (7)	Amendment No. 9 to Participation Agreement (Franklin-Templeton). Note 50.

(8)	(p)	Participation Agreement among Transamerica Financial Life Insurance Company; American Funds Insurance Series, and Capital Research and Management Company (“CRMC”). Note 38.

	(p) (1)	Amendment No. 1 to Participation Agreement (American Funds). Note 38.

(8)	(q)	Participation Agreement By and Among Transamerica Financial Life Insurance Company and GE Investments Funds, Inc. and GE Investment Distributors, Inc. and GE Asset Management Incorporated. Note 38.

	(q) (1)	Amendment No. 1 to Participation Agreement (GE). Note 46.

(9)	(a)	Opinion and Consent of Counsel. Note 50.

(9)	(b)	Consent of Counsel. Note 50.

(10)	(a	)	Consent of Independent Registered Public Accounting Firm. Note 50.

	(b	)	Opinion and Consent of Actuary Note 26.

(11)			Not Applicable.

(12)			Not applicable.

(13)			Performance Data Calculations. Note 26.

(14)			Powers of Attorney. Elizabeth Belanger, Marc Cahn, Steven E. Frushtick, Peter P. Post, John T. Mallett, Eric J. Martin, Karen R. Wright, and Peter G. Kunkel, Note 50.

Note 1.	Filed with the initial filing of this Form N-4 Registration Statement (File No. 33-83560) on September 1, 1994.
Note 2.	Filed with Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 33-83560) on December 21, 1994.
Note 3.	Filed with Post-Effective Amendment No.3 to Form N-4 Registration Statement (File No. 33-83560) on April 24, 1996.
Note 4.	Filed with Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 1997.
Note 5.	Filed with Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 33-83560) on September 26, 1997.
Note 6.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 33-83560) on November 24, 1997.
Note 7.	Filed with Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1998.
Note 8.	Filed with Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 1999.
Note 9.	Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on December 6, 1996.
Note 10.	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-07509) on April 29, 1997.
Note 11.	Filed with Post-Effective Amendment No.10 to this Form N-4 Registration Statement (33-83560) on April 28, 2000.
Note 12.	Filed with Post-Effective Amendment No. 11 to this Form N-4 Registration Statement (33-83560) on October 3, 2000.
Note 13.	Filed with Post Effective Amendment No. 12 to Form N-4 Registration Statement (33-83560) on April 27, 2001.
Note 14.	Filed with Post Effective Amendment No. 13 to Form N-4

Registration Statement (33-83560) on April 30, 2002.
Note 15.	Filed with Post-Effective Amendment No. 14 to Form N-4 Registration Statement (33-83560) on October 15, 2002.
Note 16.	Filed with Post-Effective Amendment No. 16 to Form N-4 Registration Statement (33-83560) on December 30, 2002.
Note 17.	Incorporated herein by reference to Initial Filing on Form N-4 Registration Statement (File No. 333-104243) filed on April 2, 2003.
Note 18.	Filed with Post-Effective No. 17 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2003.
Note 19.	Filed with Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 3383560) on April 30, 2004.
Note 20.	Filed with Post-Effective Amendment No. 19 to Form N-4 Registration Statement (File No. 33-83560) on October 28, 2004.
Note 21.	Filed with Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 22.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-109580) on January 7, 2005.
Note 23.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-122235) on January 24, 2005.
Note 24.	Filed with Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 33-83560) on April 29, 2005.
Note 25.	Filed with Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 33-83560) on December 13, 2005.
Note 26.	Filed with Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 33-83560) on April 27, 2006.
Note 27.	Filed with Post-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 33-83560) on February 1, 2007.
Note 28.	Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-110048) on April 29, 2005.
Note 29.	Filed with Post-Effective Amendment No. 24 to Form N-4 Registration Statement (File No. 33-83560) on April 30, 2007.
Note 30.	Filed with Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 33-83560) filed on December 21, 2007.
Note 31.	Filed with Post-Effective Amendment No. 6 to Form N-4 Registration Statement (File No. 333-125817) filed on February 15, 2008.
Note 32.	Incorporated by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-149337) on February 21, 2008.
Note 33.	Filed with Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 33-83560) filed on April 30, 2008.
Note 34.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Form N-4 Registration (File No. 333-149337) dated August 7, 2008.
Note 35.	Filed with Post-Effective Amendment No. 27 to Form N-4 Registration Statement (File No. 33-83560) filed on December 29, 2008.
Note 36.	Filed with Post-Effective Amendment No. 28 to Form N-4 Registration Statement (File No. 33-83560) dated April 30, 2009.
Note 37.	Filed with Post-Effective Amendment No. 29 to Form N-4 Registration Statement (File No. 33-83560) dated September 15, 2009
Note 38.	Filed with Post-Effective Amendment No. 30 to Form N-4 Registration Statement (File No. 33-83560) dated November 19, 2009
Note 39.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-122235) filed on July 1, 2005.
Note 40.	Filed with Post-Effective Amendment No. 31 to Form N-4 Registration Statement (File No. 33-83560) filed on April 23, 2010.
Note 41.	Filed with Post-Effective Amendment No. 32 to Form N-4 Registration Statement (File No. 33-83560) filed on August 6, 2010.
Note 42.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-169445) filed on September 17, 2010.
Note 43.	Filed with Post-Effective Amendment No. 33 to Form N-4 Registration Statement (File No. 33-83560) filed on February 15, 2011.
Note 44.	Filed with Post-Effective Amendment No. 34 to Form N-4 Registration Statement (File No. 33-83560) filed on April 25, 2011.
Note 45.	Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-173975) filed on July 13, 2011.
Note 46.	Incorporated herein by reference to Pre Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-172715) filed on September 19, 2011.
Note 47.	Filed with Post-Effective Amendment No. 35 to Form N-4 Registration Statement (File No. 33-83560) filed on December 9, 2011.
Note 48.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-110048) on October 29, 2003.
Note 49.	Incorporated herein by reference to Initial Filing to Form N-4 Registration Statement (File No. 333-173975) on May 6, 2011.
Note 50.	Filed with Post-Effective Amendment No. 36 to Form N-4 Registration Statement (File No. 33-83560) filed on April 13, 2012.

Item 25.     Directors and Officers of the Depositor

Name and Business Address	Principal Positions and Offices with Depositor
Marc Cahn 440 Mamaroneck Avenue Harrison, NY 10528	Director, Assistant Secretary Vice President and Division General Counsel

Steven E. Frushtick 500 5th Avenue New York, NY 10110	Director

Peter P. Post 64 Middle Patent Road Armonk, NY 10504	Director

Eric J. Martin 4333 Edgewood Road NE Cedar Rapids, Iowa 52499	Controller

Peter G. Kunkel 440 Mamaroneck Avenue Harrison, NY 10528	Director, President and Chairman of the Board

Elizabeth Belanger 440 Mamaroneck Avenue Harrison, NY 10528	Director and Vice President

Karen R. Wright 400 West Market St. Louisville, KY 40202	Treasurer and Vice President

John T. Mallett 4333 Edgewood Road, N.E. Cedar Rapids, Ia 52499	Director and Vice President

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
25 East 38th Street, LLC	Delaware	AEGON USA Realty Advisors, LLC is the non-owner Manager	Real estate investments

239 West 20th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

313 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

319 East 95th Street, LLC	Delaware	Sole Member - AEGON USA Realty Advisors, LLC	Real estate investments

AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Canada ULC	Canada	AEGON Canada Holding B.V. owns 168,250,001 shares of Common Stock; 1,500 shares of Series III Preferred stock; 2 shares of Series II Preferred stock. TIHI Canada Holding, LLC owns 1,441,941.26 shares of Class B - Series I Preferred stock.	Holding company

AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor

AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans

AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages

AEGON Direct & Affinity Marketing Services Limited	Hong Kong	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company

AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company

AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing

AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company

AEGON Direct Marketing Services International, Inc.	Maryland	100% AUSA Holding Company	Marketing arm for sale of mass marketed insurance coverage

AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company

AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.

AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.	Authorized business: Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	97% Transamerica International Direct Marketing Consultants, LLC; remaining 3% held by various AEGON employees	Marketing of insurance products in Thailand

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing

AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager

AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates

AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies

AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance

AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (91.4675%) ; Monumental Life Insurance Company (8.5325%)	Investment vehicle for securities lending cash collateral

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company

AEGON N.V.	Netherlands	22.446% of Vereniging AEGON Netherlands Membership Association	Holding company

AEGON Stable Value Solutions Inc.	Delaware	100% Commonwealth General Corporation	Principle Business: Provides management services to the stable value division of AEGON insurers who issue synthetic GIC contracts.

AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies

AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company

AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company

AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services

AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments

AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services

AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive

ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate

ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate

American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property

Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.

Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company

AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company

AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate

AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business

AXA Equitable AgriFinance, LLC	Delaware	Members: AEGON USA Realty Advisors, LLC (50%); AXA Equitable Life Insurance Company, a non-affiliate of AEGON (50%)	Agriculturally-based real estate advisory services

Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties

Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company

Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose

Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark Consulting, LLC	Insurance agency

Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company

Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm

Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor

Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer

Commonwealth General Corporation	Delaware	100% AEGONUSA, LLC	Holding company

Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada

Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company

CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company

CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance

Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

Diversified Retirement Corporation	Delaware	100% AUSA Holding Company	Registered investment advisor

Erfahrungsschatz GmbH	Germany	100% Cornerstone International Holdings, Ltd.	Marketing/membership

FD TLIC, LLC	New York	100% Transamerica Life Insurance Company	Broadway production

FD TLIC Ltd.	United Kingdom	100% FD TLIC, LLC	Theatre production

FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate

FGH USA LLC	Delaware	100% RCC North America LLC	Real estate

FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate

FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate

FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate

Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

First FGP LLC	Delaware	100% FGH USA LLC	Real estate

Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive

Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate

Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments

Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments

Garnet Assurance Corporation III	Iowa	100% Transamerica Life Insurance Company	Business investments

Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities

Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments

Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments

Garnet Community Investments XVIII, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet Community Investments XX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Real estate investments

Garnet Community Investments XXV, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVI, LLC	Delaware	100% Transamerica Life Insurance Company	Investments

Garnet Community Investments XXVII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investment XXVIII, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXIX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXX, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet Community Investments XXXI, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Investments

Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments

Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments

Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments

Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments

Garnet LIHTC Fund XVII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).	Investments

Garnet LIHTC Fund XVIII, LLC	Delaware	Members: Garnet Community Investments XVIII, LLC (0.01%); Verizon Capital Corp., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XX, LLC	Delaware	Sole Member - Garnet Community Investments XX, LLC	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments

Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc., a non-AEGON affiliate (99.99%)	Investments

Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments XXVI, LLC	Investments

Garnet LIHTC Fund XXV, LLC	Delaware	Members: Garnet Community Investment XXV, LLC (0.01%); Garnet LIHTC Fund XXVIII LLC (1%); non-affiliates of AEGON: Mt. Hamilton Fund, LLC (97.99%); Google Affordable Housing I LLC (1%)	Investments

Garnet LIHTC Fund XXVI, LLC	Delaware	Members: Garnet Community Investments XXVI, LLC (0.01%); American Income Life Insurance Company, a non-affiliate of AEGON (99.99%)	Investments

Garnet LIHTC Fund XXVII, LLC	Delaware	Members: Garnet Community Investments XXVII, LLC (0.01%); Transamerica Life Insurance Company (16.7045%); non-affiliates of AEGON: Aetna Life Insurance Company (30.2856%); New York Life Insurance Company (22.7142%); ProAssurance Casualty Company (3.6343%); ProAssurance Indemnity Company (8.4800%); State Street Brank and Trust Company (18.1714%)	Investments

Garnet LIHTC Fund XXVIII, LLC	Delaware	Members: Garnet Community Investments XXVIII LLC (0.01%); non-affiliates of AEGON: USAA Casualty Insurance Company (17.998%); USAA General Indemnity Company (19.998%); USAA Life Insurance Company (3.999%); United Services Automobile Association (57.994%)	Real estate investments

Garnet LIHTC Fund XXIX, LLC	Delaware	Members: Garnet Community Investments XXIX, LLC (.01%); non-affiliate of AEGON: Bank of America, N.A. (99.99%)	Investments

Garnet LIHTC Fund XXX, LLC	Delaware	Managing Member - Garnet Community Investments XXX, LLC	Investments

Garnet LIHTC Fund XXXI, LLC	Delaware	Members: Garnet Community Investments XXXI, LLC (0.1%); non-affiliates of AEGON: Thunderbolt Peak Fund, LLC (98.99%); Google Affordable Housing I, LLC (1%)	Investments

Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance

Horizons Acquisition 5, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Horizons St. Lucie Development, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved

Intersecurities Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment

IWA Commercial Venture, LLC	Georgia	Sole Member - Investors Waranty of America, Inc.	Maintain property tax abatement

Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company

Life Investors Alliance, LLC	Delaware	Sole Member - Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities

LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.

LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company

LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company

Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company

MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

Monumental Financial Services, Inc.	Maryland	100% AEGON USA, LLC	DBA in the State of West Viriginia for United Financial Services, Inc.

Monumental General Administrators, Inc.	Maryland	100% AUSA Holding Company	Provides management services to unaffiliated third party administrator

Monumental Life Insurance Company	Iowa	87.72% Commonwealth General Corporation; 12.28% AEGON USA, LLC	Insurance Company

nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary

NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development

New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity

Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance

Peoples Benefit Services, LLC	Pennsylvania	Sole Member - Stonebridge Life Insurance Company	Special-purpose subsidiary

Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

Primus Guaranty, Ltd.	Bermuda	Partners are: Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON: XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.	Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.

Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

PSL Acquisitions, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Aquirer of Core Florida mortgage loans from Investors Warranty and holder of foreclosed read estate.

PSL Acquisitions Operating, LLC	Iowa	Sole Member: Investors Warranty of America, Inc.	Owner of Core subsidiary entities

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance

RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate

Real Estate Alternatives Portfolio 1 LLC	Delaware	Members: Transamerica Life Insurance Company (90.96%); Monumental Life Insurance Company (6.30%); Transamerica Financial Life Insurance Company (2.74%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment

Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment

Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment

Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Retirement Project Oakmont	California	General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner). General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartment complex

River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company

Second FGP LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Selient Inc.	Canada	100% Canadian Premier Holdings Ltd.	Application service provider providing loan origination platforms to Canadian credit unions.

Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company

Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance

St. Lucie West Development Company, LLC	Florida	Sole Member - PSL Acquisitions Operating, LLC	Development company

Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company

Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company

Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company

Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company

TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity

TAHP Fund 1, LLC	Delaware	Sole Member - Monumental Life Insurance Company	Real estate investments

TAHP Fund 2, LLC	Delaware	Sole Member - Garnet LIHTC Fund VIII, LLC	Low incoming housing tax credit

TAHP Fund VII, LLC	Delaware	Investor Member: Garnet LIHTC Fund XIX, LLC	Real estatement investments

TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property

TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company

The AEGON Trust Advisory Board: Mark W. Mullin, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust

The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate

THH Acquisitions, LLC	Iowa	Sole Member - Investors Waranty of America, Inc.	Acquirer of Core South Carolina mortgage loans from Investors Warranty of America, Inc. and holder of foreclosed real estate.

TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company	To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

TLIC Riverwood Reinsurance, Inc.	Iowa	100% Transamerica Life Insurance Company	Limited purpose subsidiary life insurance company

Tradition Development Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Development company

Tradition Irrigation Company, LLC	Florida	Sole Member – PSL Acquisitions Operating, LLC	Irrigation company

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Advisors Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company

Transamerica Advisors Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company

Transamerica Affinity Marketing Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company

Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company

Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership

Transamerica Agency Network, Inc.	Iowa	100% AUSA Holding Company	Special purpose subsidiary

Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements

Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor

Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation

Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company

Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance

Transamerica Corporation	Oregon	100% Transamerica Corporation	Holding company

Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company

Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica Direct Marketing Consultants Private Limited	India	100% AEGON DMS Holding B.V.	Marketing consultant

Transamerica Distribution Finance – Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Financial Advisors, Inc.	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer

Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance

Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund

Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing

Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages

Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary

Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.

Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance

Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting

Transamerica Investment Management, LLC	Delaware	Sole Member - AEGON USA Asset Management Holding, LLC	Investment advisor

Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company

Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance

Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company

Transamerica Life Insurance Company	Iowa	676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation; 30,564 shares of Preferred Stock owned by AEGON USA, LLC	Insurance

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties

Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments

Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance

Transamerica Pyramid Properties LLC	Iowa	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Investment Properties LLC	Delaware	100% Monumental Life Insurance Company	Realty limited liability company

Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments

Transamerica Resources, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services

Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping

Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company

Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing

Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing

United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency

Universal Benefits, LLC	Iowa	100% AUSA Holding Co.	Third party administrator

Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China

WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing

WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency

WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency

WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance

WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer

World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer

Yarra Rapids, LLC	Delaware	Yarra Rapids Management, LLC is the non-owner Manager	Real estate investments

Yarra Rapids Management, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Company organized for the intention of real estate investments but no business at this time

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive

Zero Beta Fund, LLC	Delaware	Members are: Transamerica Life Insurance Company (74.0181%); Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%). Manager: AEGON USA Investment Management LLC	Aggregating vehicle formed to hold various fund investments.

Item 27.     Number of Policyowners

As of February 29, 2012, there were 3,939 Owners of the Policies.

Item 28.     Indemnification

Item 28. Indemnification

The New York Code (Sections 721 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. Principal Underwriters

(a)	Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA M, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA EE, Separate Account VA FF, Separate Account VA HH, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Transamerica Separate Account R3, Separate Account VL, Separate Account VUL-1; Separate Account VUL-2, Separate Account VUL-3, Separate Account VUL-4, Separate Account VUL-5, Separate Account VUL-6, Separate Account VUL A, and Variable Life Account A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA N, Separate Account VA BNY, Separate Account VA HNY, Separate Account VA PP, Separate Account VA QNY, Separate Account VA QQ, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account. These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC and Separate Account VL E. This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II. These accounts are separate accounts of Transamerica Advisors Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)	Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
Thomas A. Swank	(1)	Director

Michael W. Brandsma	(2)	Director, President and Chief Financial Officer

David W. Hopewell	(1)	Director

David R. Paulsen	(2)	Director, Chief Executive Officer and Chief Sales Officer

Blake S. Bostwick	(2)	Chief Marketing Officer and Chief Operations Officer

Courtney John	(2)	Chief Compliance Officer and Vice President

Erin K. Burke	(1)	Assistant Secretary

Amy Angle	(3)	Assistant Vice President

Elizabeth Belanger	(4)	Assistant Vice President

Margaret A. Cullem-Fiore	(5)	Assistant Vice President

Dennis P. Gallagher	(5)	Assistant Vice President

Shelley A. Mossman	(1)	Assistant Vice President

Christy Post-Rissin	(5)	Assistant Vice President

Brenda L. Smith	(5)	Assistant Vice President

Darin D. Smith	(1)	Assistant Vice President

Lisa Wachendorf	(1)	Assistant Vice President

Arthur D. Woods	(5)	Assistant Vice President

Carrie N. Powicki	(2)	Secretary

Karen R. Wright	(3)	Treasurer

Karen D. Heburn	(5)	Vice President

Wesley J. Hodgson	(2)	Vice President

(1)	4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001
(2)	4600 S Syracuse St, Suite 1100, Denver, CO 80237-2719
(3)	100 Light Street, Floor B1, Baltimore, MD 21202
(4)	440 Mamaroneck Avenue, Harrison, NY 10528
(5)	570 Carillon Parkway, St. Petersburg, FL 33716

(c)	Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions(1)	Compensation on Redemption	Brokerage Commissions	Compensation
Transamerica Capital, Inc.	$12,709,565	0	0	0

(1)	Fiscal Year 2011

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Manager Regulatory Filing Unit Transamerica Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Item 31.    Management Services.

All management policies are discussed in Part A or Part B.

Item 32.    Undertakings

(a)  Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b)  Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c)  Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d)  Transamerica Financial Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the Aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica Financial Life Insurance Company.

Section 403(b) Representations

Transamerica represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7: Texas Optional Retirement Program

Transamerica and the Mutual Fund Account rely on 17 C.F.R. Sec. 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

C-8

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Securities Act Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 30th day of April, 2012.

SEPARATE ACCOUNT VA BNY
TRANSAMERICA FINANCIAL LIFE
INSURANCE COMPANY
Depositor

*
Peter G. Kunkel
President, Director, and Chairman of the Board

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

* Steven E. Frushtick	Director	,2012

* Peter P. Post	Director	,2012

* Peter G. Kunkel	Director, Chairman of the Board and President	,2012

* Elizabeth Belanger	Director and Vice President	,2012

* John T. Mallett	Director and Vice President	,2012

* Karen R. Wright	Treasurer and Vice President	,2012

* Marc Cahn	Director, Assistant Secretary, Vice President and Division General Counsel	,2012

* Eric J. Martin	Controller	,2012

/S/ DARIN D. SMITH Darin D. Smith	Vice President, Assistant Secretary and Division General Counsel	April 30, 2012

*	By: Darin D. Smith – Attorney-in-Fact pursuant to Powers of Attorney filed previously and herewith.